UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number: 811-09195
______________________________________________

SA FUNDS – INVESTMENT TRUST
______________________________________________________________________
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128
______________________________________________________________________
(Address of principal executive offices) (zip code)

Steven McGinnis, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: December 31, 2009

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT
STRUCTURED ASSETS IN AN UNSTRUCTURED WORLD	December 31, 2009

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.0%
Austria — 2.2%
Oesterreichische Kontrollbank
AG, 2.875%, 3/15/11	USD	$2,200,000	$2,251,317
Oesterreichische Kontrollbank
AG, 4.750%, 11/08/11	USD	2,200,000	2,115,472
			4,366,789
Canada — 6.1%
Canada Mortgage & Housing
Corp., 4.800%, 10/01/10	USD	3,500,000	3,613,113
Province of Ontario Canada,
3.125%, 9/08/10	USD	4,000,000	4,075,160
Royal Bank of Canada,
5.650%, 7/20/11	USD	4,000,000	4,272,360
			11,960,633
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau,
3.250%, 10/14/11	USD	700,000	724,679
Kreditanstalt fuer Wiederaufbau,
4.625%, 1/20/11	USD	4,100,000	4,253,980
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
4.250%, 9/15/10	USD	1,400,000	1,436,057
Landwirtschaftliche Rentenbank,
4.875%, 2/14/11	USD	500,000	521,460
			6,936,176
Japan — 2.1%
Japan Finance Corp.,
2.000%, 6/24/11	USD	4,000,000	4,049,700
			4,049,700
Luxembourg — 2.6%
European Investment Bank,
3.250%, 10/14/11	USD	5,000,000	5,175,385
			5,175,385
United States — 81.5%
Bank of America Corp.,
4.500%, 8/01/10		800,000	816,850
Bank of America NA,
1.700%, 12/23/10		2,000,000	2,018,586
Citibank NA, 1.625%, 3/30/11		4,500,000	4,548,082
Federal Farm Credit Bank,
1.125%, 10/03/11		4,800,000	4,792,690
Federal Farm Credit Bank,
2.625%, 4/21/11		1,500,000	1,535,177
Federal Farm Credit Bank,
3.500%, 10/03/11		1,500,000	1,560,968
Federal Farm Credit Bank,
3.875%, 8/25/11		9,200,000	9,620,762
Federal Farm Credit Bank,
5.375%, 7/18/11		4,700,000	5,013,781
Federal Home Loan Banks,
1.375%, 5/16/11		3,000,000	3,022,164
Federal Home Loan Banks,
1.625%, 7/27/11		11,000,000	11,109,450
Federal Home Loan Banks,
3.375%, 6/24/11		3,600,000	3,720,395
Federal Home Loan Banks,
3.625%, 7/01/11		7,800,000	8,106,751
Federal Home Loan Banks,
3.625%, 9/16/11		4,500,000	4,697,208
Federal Home Loan Banks,
3.750%, 9/09/11		9,900,000	10,347,866
Federal Home Loan Banks,
4.625%, 2/18/11		3,300,000	3,446,269
Federal Home Loan Banks,
4.875%, 11/15/11		1,200,000	1,282,496
Federal Home Loan Banks,
5.375%, 8/19/11		8,400,000	8,970,158
Federal Home Loan Mortgage
Corp., 1.125%, 12/15/11		2,000,000	1,994,742
Federal Home Loan Mortgage
Corp., 1.625%, 4/26/11		9,300,000	9,403,109
Federal Home Loan Mortgage
Corp., 5.250%, 7/18/11		8,000,000	8,524,520
Federal Home Loan Mortgage
Corp., 5.500%, 9/15/11		1,000,000	1,074,260
Federal Home Loan Mortgage
Corp., 6.000%, 6/15/11		6,100,000	6,542,445
Federal National Mortgage
Association, 1.000%, 11/23/11		6,800,000	6,787,311
Federal National Mortgage
Association, 1.375%, 4/28/11		6,200,000	6,247,628
Federal National Mortgage
Association, 1.750%, 3/23/11		1,200,000	1,215,031
Federal National Mortgage
Association, 3.375%, 5/19/11		700,000	724,904
Federal National Mortgage
Association, 4.500%, 2/15/11		3,900,000	4,071,031
Federal National Mortgage
Association, 6.000%, 5/15/11		4,100,000	4,390,870
Goldman Sachs Group Inc.,
1.625%, 7/15/11		1,000,000	1,009,324
Goldman Sachs Group Inc.,
1.700%, 3/15/11		3,500,000	3,539,851
HSBC USA, Inc.,
3.125%, 12/16/11		2,900,000	3,002,489
Morgan Stanley,
2.000%, 9/22/11		800,000	812,653
Morgan Stanley,
2.900%, 12/01/10		1,300,000	1,329,069
Regions Bank,
2.750%, 12/10/10		1,000,000	1,021,813
Regions Bank,
3.250%, 12/09/11		3,000,000	3,114,519
United States Treasury Notes,
1.000%, 9/30/11		4,000,000	4,000,160

See notes to financial statements.
1

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
United States Treasury Notes,
1.000%, 10/31/11	$3,500,000	$3,497,946
United States Treasury Notes,
1.750%, 11/15/11	1,000,000	1,012,930
Wal-Mart Stores, Inc.,
4.125%, 2/15/11	1,000,000	1,036,130
Wells Fargo & Co.,
4.625%, 8/09/10	500,000	512,868
		159,475,256
TOTAL BONDS AND NOTES
(Identified Cost $191,308,937)		191,963,939

SHORT-TERM INVESTMENTS — 0.9%
	SHARES	VALUE†
Other — 0.9%
SSgA Money Market Fund	1,688,121	1,688,121
SSgA Government
Money Market Fund	1	1
		1,688,122

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,688,122)		1,688,122

Total Investments — 98.9%
(Identified Cost $192,997,059)#		193,652,061
Cash and Other Assets,
Less Liabilities — 1.1%		2,157,682
Net Assets — 100.0%		$195,809,743

†	See Note 1.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $192,997,059. Net unrealized appreciation aggregated $655,002 of which $766,582 related to appreciated investment securities and $111,580 related to depreciated investment securities.

Key to abbreviations:
USD — U.S.Dollar

See notes to financial statements.
2

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 96.3%
Australia — 7.6%
Australia & New Zealand
Banking Group,
4.375%, 5/24/12	EUR	$3,500,000	$5,252,204
General Electric Capital
Australia Funding Pty Ltd.,
7.500%, 1/25/11	AUD	13,000,000	11,882,802
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,684,674
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	4,939,890
			33,759,570
Austria — 3.7%
Austria Government
International Bond,
3.250%, 6/25/13	USD	4,000,000	4,108,720
Pfandbriefstelle der
Oesterreichischen Landes-
Hypothekenbanken,
1.600%, 2/15/11	JPY	1,150,000,000	12,326,244
			16,434,964
Belgium — 2.6%
Belgium Government
International Bond,
4.250%, 9/03/13, 144A	USD	11,000,000	11,645,370

Canada — 6.6%
Export Development Canada,
4.500%, 10/25/12	USD	5,000,000	5,348,825
Ontario Electricity Financial
Corp., 7.450%, 3/31/13	USD	9,400,000	10,736,003
Province of British Columbia
Canada,
4.300%, 5/30/13(a)	USD	3,000,000	3,138,153
Province of Ontario Canada,
4.100%, 6/16/14	USD	9,800,000	10,237,805
			29,460,786
France — 9.3%
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	11,771,158
Caisse d’Amortissement de la
Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	11,316,001
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14	USD	8,500,000	8,449,799
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	9,843,628
			41,380,586
Germany — 10.0%
Deutsche Bank AG,
5.375%, 10/12/12	USD	7,300,000	7,885,847
Kreditanstalt fuer
Wiederaufbau,
4.000%, 10/15/13	USD	5,000,000	5,266,580
Kreditanstalt fuer
Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	6,140,978
Kreditanstalt fuer
Wiederaufbau,
4.125%, 10/15/14	USD	1,000,000	1,049,079
Landesbank
Hessen-Thueringen
Girozentrale,
3.000%, 10/18/12	CHF	2,000,000	2,029,256
Landeskreditbank
Baden-Wuerttemberg
Foerderbank,
5.500%, 7/04/10	EUR	7,300,000	10,701,861
Landwirtschaftliche
Rentenbank,
3.875%, 3/14/12	EUR	7,800,000	11,653,339
			44,726,940
Japan — 0.8%
Japan Bank for International
Cooperation/Japan,
4.375%, 11/26/12	USD	3,200,000	3,398,288
			3,398,288
Netherlands — 2.6%
Rabobank Nederland NV,
0.800%, 2/03/11	JPY	1,100,000,000	11,823,816
			11,823,816
Norway — 3.1%
Eksportfinans A/S,
1.800%, 6/21/10	JPY	855,000,000	9,219,311
Kommunalbanken AS,
2.875%, 10/27/14	USD	4,780,000	4,743,830
			13,963,141
Spain — 2.7%
Instituto de Credito Oficial,
1.500%, 9/20/12	JPY	1,082,000,000	11,915,848
			11,915,848
Supranational — 14.3%
African Development Bank,
3.000%, 5/27/14	USD	12,000,000	12,099,312
Asian Development Bank/
Pasig,
4.500%, 3/07/11	GBP	1,800,000	3,016,007
Council Of Europe
Development Bank,
5.000%, 1/29/14	USD	1,500,000	1,633,956
Council of Europe
Development Bank,
5.500%, 1/18/12	AUD	12,000,000	10,848,577
Eurofima, 4.250%, 2/04/14	USD	7,600,000	7,995,808
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,170,790

See notes to financial statements.
3

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Bank for
Reconstruction and
Development,
5.875%, 8/04/14	GBP	$1,000,000	$1,802,564
European Investment Bank,
0.500%, 6/19/13	USD	1,299,000	1,198,457
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,751,457
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,823,639
International Bank for
Reconstruction &
Development,
0.500%, 9/11/12	AUD	9,000,000	6,991,139
International Bank for
Reconstruction &
Development,
5.375%, 1/15/14	GBP	700,000	1,234,097
International Finance Facility
for Immunisation,
3.375%, 5/15/14	GBP	800,000	1,306,043
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	1,973,260
			63,845,106
Sweden — 4.4%
City of Stockholm,
3.375%, 3/08/10	SEK	64,300,000	9,009,109
Svensk Exportkredit AB,
3.250%, 9/16/14(a)	USD	10,400,000	10,409,568
			19,418,677
United Kingdom — 9.0%
Bank of Scotland PLC,
2.500%, 10/11/11	CHF	8,000,000	7,819,282
Barclays Bank PLC,
5.200%, 7/10/14	USD	2,200,000	2,334,363
Barclays Bank PLC,
5.450%, 9/12/12	USD	9,000,000	9,739,035
BP Capital Markets PLC,
5.250%, 11/07/13	USD	6,335,000	6,906,297
Network Rail Infra,
4.875%, 3/07/12	GBP	1,000,000	1,711,426
United Kingdom Gilt,
2.250%, 3/07/14	GBP	7,300,000	11,587,290
			40,097,693
United States — 19.6%
Bank of America Corp.,
4.250%, 10/21/10	EUR	8,000,000	11,664,119
Colgate-Palmolive Co.,
4.200%, 5/15/13	USD	4,350,000	4,635,103
Federal Home Loan Bank,
5.500%, 8/13/14(a)	USD	6,300,000	7,075,486
Federal Home Loan
Mortgage Corp.,
3.000%, 7/28/14(a)	USD	9,000,000	9,131,283
Federal National
Mortgage Association,
2.500%, 5/15/14(a)	USD	8,800,000	8,791,763
Federal National
Mortgage Association,
3.000%, 9/16/14(a)	USD	2,000,000	2,027,564
Merck & Co., Inc.,
4.375%, 2/15/13(a)	USD	11,250,000	11,852,404
Microsoft Corp.,
2.950%, 6/01/14	USD	6,500,000	6,576,381
PepsiCo., Inc.,
4.650%, 2/15/13(a)	USD	7,799,000	8,336,671
The Bank of New York
Mellon Corp.,
5.125%, 8/27/13	USD	915,000	988,591
The Bank of New York
Mellon Corp.,
4.300%, 5/15/14	USD	1,000,000	1,053,509
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	1,100,000,000	12,012,167
Wal-Mart Stores, Inc.,
4.550%, 5/01/13	USD	2,000,000	2,132,556
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	USD	1,000,000	1,019,383
			87,296,980
TOTAL BONDS AND NOTES
(Identified Cost $407,918,207)			429,167,765

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	4,848,496	4,848,496
		4,848,497

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,848,497)		4,848,497

COLLATERAL FOR SECURITIES ON LOAN — 11.5%
Short Term — 11.5%
State Street Navigator Prime
Portfolio	51,402,130	51,402,130

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $51,402,130)		51,402,130

See notes to financial statements.
4

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

VALUE†
Total Investments — 108.9%
(Identified Cost $464,168,834)#	$485,418,392
Liabilities, Less Cash and Other
Assets — (8.9%)	(39,610,638)
Net Assets — 100.0%	$445,807,754

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2009, the market value of the securities on loan was $50,168,813.
#
At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $464,168,834. Net unrealized appreciation aggregated $21,249,558 of which $22,291,099 related to appreciated investment securities and $1,041,541 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — U.S. Dollar
144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings December 31, 2009 (As a percentage of net assets):

Industry	Percentage
Banks	19.6%
Supranational Organizations	14.3%
Financial Services	9.6%
Foreign Government/Agency — Germany	8.3%
Industrial	7.8%
Foreign Government/Agency — France	7.1%
Foreign Government/Agency — Canada	6.6%
U.S. Government Agency	6.1%
Foreign Government/Agency — Norway	3.1%
Foreign Government/Agency — Spain	2.7%

See notes to financial statements.
5

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.5%
United Technologies Corp.	26,840	$1,862,965
Other Securities	130,719	6,881,926
		8,744,891
Air Freight & Logistics — 0.7%
Other Securities	45,550	2,518,992
		2,518,992
Airlines — 0.2%
Other Securities	66,250	716,794
		716,794
Auto Components — 0.3%
Other Securities	42,899	987,987
		987,987
Automobiles — 0.2%
Other Securities	65,340	766,680
		766,680
Beverages — 2.5%
Coca-Cola Co.	82,500	4,702,500
PepsiCo Inc.	52,210	3,174,368
Other Securities	42,300	1,191,977
		9,068,845
Biotechnology — 1.9%
Amgen, Inc.*	39,922	2,258,388
Gilead Sciences, Inc.*	35,700	1,545,096
Other Securities	96,299	3,073,035
		6,876,519
Building Products — 0.1%
Other Securities	15,703	327,382
		327,382
Capital Markets — 2.5%
The Goldman Sachs Group, Inc.	12,500	2,110,500
Other Securities	209,285	6,696,097
		8,806,597
Chemicals — 2.1%
Monsanto Co.	15,734	1,286,254
Other Securities	159,374	6,359,867
		7,646,121
Commercial Banks — 2.2%
Wells Fargo & Co.	125,159	3,378,041
Other Securities	224,698	4,496,729
		7,874,770
Commercial Services & Supplies — 0.7%
Other Securities	91,259	2,384,889
		2,384,889
Communications Equipment — 2.2%
Cisco Systems, Inc.*	160,921	3,852,449
QUALCOMM, Inc.	46,684	2,159,602
Other Securities	151,763	2,002,515
		8,014,566
Computers & Peripherals — 4.9%
Apple, Inc.*	26,400	5,566,704
Hewlett-Packard Co.	69,383	3,573,918
International Business Machines Corp.	39,400	5,157,460
Other Securities	181,433	3,289,494
		17,587,576
Construction & Engineering — 0.3%
Other Securities	33,920	958,224
		958,224
Construction Materials — 0.1%
Other Securities	6,384	327,320
		327,320
Consumer Finance — 0.6%
American Express Co.	34,100	1,381,732
Other Securities	31,065	671,982
		2,053,714
Containers & Packaging — 0.3%
Other Securities	43,312	1,230,754
		1,230,754
Distributors — 0.1%
Other Securities	8,900	266,201
		266,201
Diversified Consumer Services — 0.4%
Other Securities	54,148	1,474,253
		1,474,253
Diversified Financial Services — 2.5%
Bank of America Corp.	138,450	2,085,057
J.P. Morgan Chase & Co.	110,308	4,596,534
Other Securities	214,967	2,107,908
		8,789,499
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	151,543	4,247,750
Verizon Communications, Inc.	83,052	2,751,513
Other Securities	88,714	879,645
		7,878,908
Electric Utilities — 2.0%
Other Securities	226,773	7,240,930
		7,240,930
Electrical Equipment — 0.7%
Other Securities	64,877	2,492,594
		2,492,594

See notes to financial statements.
6

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.8%
Other Securities	121,564	$2,811,687
		2,811,687
Energy Equipment & Services — 1.8%
Schlumberger Ltd.	29,200	1,900,628
Other Securities	145,948	4,596,411
		6,497,039
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	40,779	1,313,492
Wal-Mart Stores, Inc.	118,300	6,323,135
Other Securities	113,075	3,439,695
		11,076,322
Food Products — 2.0%
Kraft Foods, Inc., Class A	55,871	1,518,574
Other Securities	165,469	5,616,369
		7,134,943
Gas Utilities — 0.4%
Other Securities	39,360	1,492,131
		1,492,131
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	25,300	1,484,604
Medtronic, Inc.	31,500	1,385,370
Other Securities	139,400	5,143,824
		8,013,798
Health Care Providers & Services — 2.3%
Other Securities	205,878	8,133,468
		8,133,468
Health Care Technology — 0.2%
Other Securities	17,300	565,988
		565,988
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	46,700	2,915,948
Other Securities	156,049	3,677,158
		6,593,106
Household Durables — 0.5%
Other Securities	72,244	1,884,620
		1,884,620
Household Products — 21%
Colgate-Palmolive Co.	20,000	1,643,000
Procter & Gamble Co.	71,605	4,341,411
Other Securities	26,300	1,614,922
		7,599,333
Independent Power Producers & Energy Traders — 0.2%
Other Securities	52,638	862,746
		862,746
Industrial Conglomerates — 1.7%
3M Co.	20,000	1,653,400
General Electric Co.	273,099	4,131,988
Other Securities	11,900	273,377
		6,058,765
Insurance — 2.8%
Other Securities	313,217	9,823,583
		9,823,583
Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	12,600	1,694,952
Other Securities	21,098	659,942
		2,354,894
Internet Software & Services — 1.7%
Google, Inc., Class A*	6,200	3,843,876
Other Securities	102,084	2,032,527
		5,876,403
IT Services — 1.7%
Other Securities	162,588	6,118,418
		6,118,418
Leisure Equipment & Products — 0.1%
Other Securities	20,400	456,616
		456,616
Life Sciences Tools & Services — 0.5%
Other Securities	50,434	1,888,382
		1,888,382
Machinery — 1.9%
Other Securities	151,748	6,720,197
		6,720,197
Marine — 0.0%
Other Securities	2,900	100,467
		100,467
Media — 3.3%
Comcast Corp., Class A	56,990	960,851
Comcast Corp., Class A Special	21,850	349,819
DIRECTV Class A*	74,030	2,468,901
Walt Disney Co.	52,640	1,697,640
Other Securities	271,864	6,121,040
		11,598,251
Metals & Mining — 1.1%
Other Securities	115,255	4,087,328
		4,087,328
Multi-Utilities — 1.4%
Other Securities	157,952	5,104,968
		5,104,968
Multiline Retail — 0.8%
Other Securities	71,189	2,733,797
		2,733,797

See notes to financial statements.
7

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.1%
Other Securities	27,175	$261,243
		261,243
Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	72,010	5,544,050
ConocoPhillips	42,831	2,187,379
Exxon Mobil Corp.	150,764	10,280,597
Occidental Petroleum Corp.	23,880	1,942,638
Other Securities	320,661	11,902,773
		31,857,437
Paper & Forest Products — 0.2%
Other Securities	29,880	821,934
		821,934
Personal Products — 0.3%
Other Securities	28,696	953,985
		953,985
Pharmaceuticals — 5.4%
Abbott Laboratories	59,700	3,223,203
Bristol-Myers Squibb Co.	62,500	1,578,125
Johnson & Johnson	78,012	5,024,753
Merck & Co., Inc.	89,094	3,255,495
Pfizer, Inc.	194,992	3,546,904
Other Securities	85,134	2,741,465
		19,369,945
Professional Services — 0.3%
Other Securities	28,002	924,396
		924,396
Real Estate Management & Development — 0.1%
Other Securities	10,733	218,322
		218,322
Road & Rail — 1.1%
Other Securities	76,141	3,733,535
		3,733,535
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	153,400	3,129,360
Other Securities	338,837	5,861,301
		8,990,661
Software — 4.5%
Microsoft Corp.	231,300	7,052,337
Oracle Corp.	143,560	3,522,962
Other Securities	247,504	5,358,635
		15,933,934
Specialty Retail — 2.3%
Home Depot, Inc.	47,600	1,377,068
Other Securities	253,709	6,693,597
		8,070,665
Textiles, Apparel & Luxury Goods — 0.5%
Other Securities	42,001	1,897,950
		1,897,950
Thrifts & Mortgage Finance — 0.3%
Other Securities	78,572	1,097,372
		1,097,372
Tobacco — 1.4%
Altria Group, Inc.	70,300	1,379,989
Philip Morris International, Inc.	57,400	2,766,106
Other Securities	16,550	930,690
		5,076,785
Trading Companies & Distributors — 0.2%
Other Securities	14,775	665,724
		665,724
Water Utilities — 0.0%
Other Securities	6,834	133,383
		133,383
Wireless Telecommunication Services — 0.4%
Other Securities	90,917	1,499,122
		1,499,122
TOTAL COMMON STOCKS
(Identified Cost $263,929,035)		342,128,649

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Other Securities	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,357,425	14,334,410

TOTAL MUTUAL FUNDS
(Identified Cost $16,242,601)		14,334,410

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Money Market Fund	2	2
SSgA Government Money Market Fund	1	1
		3
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3)		3

Total Investments — 99.9%
(Identified Cost $280,171,639)#		356,463,066
Cash and Other Assets, Less Liabilities — 0.1%		343,245
Net Assets — 100.0%		$356,806,311

See notes to financial statements.
8

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $280,171,639. Net unrealized appreciation aggregated $76,291,427 of which $97,787,168 related to appreciated investment securities and $21,495,741 related to depreciated investment securities.

See notes to financial statements.
9

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	55,064	$3,075,324
Other Securities	300	26,085
		3,101,409
Air Freight & Logistics — 0.6%
FedEx Corp.	17,623	1,470,639
		1,470,639
Airlines — 0.6%
Southwest Airlines Co.	124,600	1,424,178
		1,424,178
Beverages — 0.8%
Other Securities	72,034	2,159,628
		2,159,628
Building Products — 0.3%
Other Securities	50,641	718,280
		718,280
Capital Markets — 0.7%
Other Securities	62,487	1,851,757
		1,851,757
Chemicals — 1.6%
Dow Chemical Co.	131,517	3,633,815
Other Securities	13,400	352,429
		3,986,244
Commercial Banks — 2.7%
PNC Financial Services Group, Inc.	40,878	2,157,950
Other Securities	339,086	4,786,621
		6,944,571
Commercial Services & Supplies — 0.5%
Other Securities	52,014	1,279,979
		1,279,979
Communications Equipment — 0.1%
Other Securities	54,910	311,889
		311,889
Computers & Peripherals — 0.2%
Other Securities	19,400	562,406
		562,406
Construction & Engineering — 0.2%
Other Securities	11,279	489,381
		489,381
Construction Materials — 0.1%
Other Securities	3,228	170,019
		170,019
Consumer Finance — 1.4%
Capital One Financial Corp.	62,733	2,405,183
Other Securities	68,654	1,023,324
		3,428,507
Diversified Financial Services — 9.4%
Bank of America Corp.	547,266	8,241,826
Citigroup, Inc.	786,055	2,601,842
CME Group, Inc.	6,669	2,240,451
J.P. Morgan Chase & Co.	235,238	9,802,367
Other Securities	43,047	1,051,661
		23,938,147
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	295,845	8,292,535
Other Securities	4,335	156,863
		8,449,398
Electronic Equipment, Instruments & Components — 1.2%
Other Securities	128,070	3,121,630
		3,121,630
Energy Equipment & Services — 2.7%
National Oilwell Varco, Inc.	50,580	2,230,072
Other Securities	169,563	4,741,902
		6,971,974
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	156,937	5,054,941
Other Securities	74,167	1,298,861
		6,353,802
Food Products — 2.9%
Archer-Daniels-Midland Co.	62,152	1,945,979
Kraft Foods, Inc., Class A	93,689	2,546,467
Other Securities	102,542	2,877,485
		7,369,931
Gas Utilities — 0.1%
Other Securities	5,776	240,108
		240,108
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	144,890	1,304,010
Other Securities	46,032	998,766
		2,302,776
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	74,580	2,273,198
WellPoint, Inc.*	77,107	4,494,567
Other Securities	112,020	3,562,060
		10,329,825
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.*	83,544	2,647,509
Other Securities	99,966	1,396,046
		4,043,555
Household Durables — 1.3%
Other Securities	113,527	3,279,387
		3,279,387

See notes to financial statements.
10

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders — 0.5%
Other Securities	102,093	$1,243,273
		1,243,273
Industrial Conglomerates — 3.5%
General Electric Co.	563,060	8,519,098
Other Securities	9,246	329,897
		8,848,995
Insurance — 14.1%
Allstate Corp.	90,300	2,712,612
Chubb Corp.	57,400	2,822,932
Loews Corp.	73,779	2,681,867
MetLife, Inc.	134,713	4,762,105
Prudential Financial, Inc.	71,500	3,557,840
The Travelers Companies, Inc.	95,785	4,775,840
Other Securities	528,205	14,510,838
		35,824,034
Internet & Catalog Retail — 0.8%
Other Securities	135,286	2,056,081
		2,056,081
Internet Software & Services — 0.3%
Other Securities	39,767	862,961
		862,961
IT Services — 0.6%
Computer Sciences Corp.*	26,461	1,522,301
		1,522,301
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.*	46,648	2,224,643
Other Securities	15,902	327,422
		2,552,065
Machinery — 1.0%
Other Securities	63,625	2,530,767
		2,530,767
Media — 12.4%
CBS Corp., Class B	106,295	1,493,445
Comcast Corp., Class A	319,523	5,387,158
Comcast Corp., Class A Special	114,150	1,827,541
DIRECTV Class A*	85,865	2,863,598
Discovery Communications, Inc.,
Class A*	22,150	679,340
Discovery Communications, Inc.,
Class C*	22,150	587,418
News Corp., Class A	222,282	3,043,041
News Corp., Class B	88,926	1,415,702
Time Warner Cable, Inc.	61,459	2,543,788
Time Warner, Inc.	190,666	5,556,007
Walt Disney Co.	137,182	4,424,119
Other Securities	49,239	1,507,717
		31,328,874
Metals & Mining — 1.4%
Alcoa, Inc.	144,719	2,332,870
Other Securities	28,200	1,191,440
		3,524,310
Multi-Utilities — 0.1%
Other Securities	6,771	225,136
		225,136
Multiline Retail — 1.4%
Sears Holdings Corp.*	17,636	1,471,724
Other Securities	100,522	1,976,860
		3,448,584
Office Electronics — 0.4%
Other Securities	134,591	1,138,640
		1,138,640
Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	77,464	4,835,303
Chesapeake Energy Corp.	89,949	2,327,880
ConocoPhillips	171,144	8,740,324
Hess Corp.	20,500	1,240,250
Marathon Oil Corp.	105,813	3,303,482
XTO Energy, Inc.	76,885	3,577,459
Other Securities	138,400	4,704,996
		28,729,694
Paper & Forest Products — 1.6%
International Paper Co.	56,929	1,524,559
Weyerhaeuser Co.	35,624	1,536,819
Other Securities	31,013	946,818
		4,008,196
Pharmaceuticals — 0.5%
Other Securities	59,800	1,234,068
		1,234,068
Road & Rail — 5.4%
CSX Corp.	67,705	3,283,016
Norfolk Southern Corp.	63,800	3,344,396
Union Pacific Corp.	81,700	5,220,630
Other Securities	54,828	1,829,572
		13,677,614
Semiconductors & Semiconductor Equipment — 0.6%
Micron Technology, Inc.*	133,000	1,404,480
		1,404,480
Software — 0.3%
Other Securities	64,357	715,006
		715,006
Specialty Retail — 0.1%
Other Securities	11,604	222,217
		222,217
Thrifts & Mortgage Finance — 0.4%
Other Securities	68,484	1,008,074
		1,008,074

See notes to financial statements.
11

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.9%
Other Securities	328,302	$2,176,872
		2,176,872

TOTAL COMMON STOCKS
(Identified Cost $246,906,495)		252,581,662

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Money Market Fund	1,029,001	1,029,001
SSgA Government Money
Market Fund	1	1
		1,029,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,029,002)		1,029,002

Total Investments — 100.0%
(Identified Cost $247,935,497)#		253,610,664
Liabilities, Less Cash and Other Assets — 0.0%		(107,446)
Net Assets — 100.0%		$253,503,218

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $247,935,497. Net unrealized appreciation aggregated $5,675,167 of which $44,382,678 related to appreciated investment securities and $38,707,511 related to depreciated investment securities.

See notes to financial statements.
12

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.7%
Other Securities	180,711	$3,662,386
		3,662,386
Air Freight & Logistics — 0.4%
Other Securities	56,088	895,335
		895,335
Airlines — 0.8%
Other Securities	179,860	1,725,425
		1,725,425
Auto Components — 1.3%
Other Securities	204,542	2,686,909
		2,686,909
Automobiles — 0.2%
Thor Industries, Inc.	13,400	420,760
Other Securities	6,500	79,300
		500,060
Beverages — 0.2%
Other Securities	22,276	418,006
		418,006
Biotechnology — 3.9%
Celera Corp.*	58,382	403,420
Human Genome Sciences, Inc.*	27,500	841,500
Regeneron Pharmaceuticals, Inc.*	21,900	529,542
Other Securities	964,133	6,611,055
		8,385,517
Building Products — 0.8%
Other Securities	97,318	1,686,864
		1,686,864
Capital Markets — 1.3%
Other Securities	318,311	2,785,575
		2,785,575
Chemicals — 2.7%
NewMarket Corp.(a)	3,400	390,218
W.R. Grace & Co.*	16,200	410,670
Westlake Chemical Corp.(a)	15,100	376,443
Other Securities	285,637	4,527,430
		5,704,761
Commercial Banks — 5.4%
Prosperity Bancshares, Inc.(a)	10,600	428,982
Other Securities	1,094,280	11,162,105
		11,591,087
Commercial Services & Supplies — 2.7%
Healthcare Services Group, Inc.	17,224	369,627
United Stationers, Inc.*	6,400	363,840
Other Securities	358,639	5,042,672
		5,776,139
Communications Equipment — 2.9%
3Com Corp.*	46,700	350,250
Other Securities	620,320	5,935,709
		6,285,959
Computers & Peripherals — 1.1%
Synaptics, Inc.(a)*	13,601	416,871
Other Securities	268,581	1,949,059
		2,365,930
Construction & Engineering — 0.7%
EMCOR Group, Inc.*	14,714	395,807
Other Securities	88,941	1,188,357
		1,584,164
Construction Materials — 0.3%
Other Securities	35,279	598,393
		598,393
Consumer Finance — 0.8%
Other Securities	109,554	1,621,830
		1,621,830
Containers & Packaging — 0.4%
Other Securities	96,748	827,229
		827,229
Distributors — 0.0%
Other Securities	6,450	83,521
		83,521
Diversified Consumer Services — 1.3%
Other Securities	178,814	2,674,875
		2,674,875
Diversified Financial Services — 0.5%
Other Securities	78,167	1,149,101
		1,149,101
Diversified Telecommunication Services — 0.8%
Other Securities	176,002	1,688,536
		1,688,536
Electric Utilities — 1.2%
Cleco Corp.	15,000	409,950
Other Securities	89,316	2,092,103
		2,502,053
Electrical Equipment — 2.3%
American Superconductor Corp.(a)*	9,700	396,730
II-VI, Inc.*	11,911	378,770
Other Securities	352,463	4,068,415
		4,843,915
Electronic Equipment, Instruments & Components — 2.8%
Other Securities	504,952	5,979,202
		5,979,202

See notes to financial statements.
13

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.3%
CARBO Ceramics, Inc.	5,350	$364,709
Other Securities	396,425	4,596,689
		4,961,398
Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	12,174	388,594
Other Securities	80,086	1,566,782
		1,955,376
Food Products — 1.5%
Lancaster Colony Corp.	7,600	377,720
Other Securities	163,020	2,928,631
		3,306,351
Gas Utilities — 0.7%
New Jersey Resources Corp.	9,451	353,468
Other Securities	30,343	1,065,236
		1,418,704
Health Care Equipment & Supplies — 4.1%
Sirona Dental Systems, Inc.*	12,300	390,402
Other Securities	605,362	8,338,996
		8,729,398
Health Care Providers & Services — 4.0%
Catalyst Health Solutions, Inc.*	11,800	430,346
Health Management Associates, Inc.,
Class A*	49,300	358,411
Healthsouth Corp.(a)*	18,900	354,753
Magellan Health Services, Inc.*	11,300	460,249
PSS World Medical, Inc.(a)*	24,238	547,052
Other Securities	424,604	6,362,050
		8,512,861
Health Care Technology — 0.9%
Quality Systems, Inc.	11,355	712,981
Other Securities	88,953	1,280,625
		1,993,606
Hotels, Restaurants & Leisure — 2.8%
Other Securities	478,034	5,890,074
		5,890,074
Household Durables — 1.6%
Jarden Corp.	13,043	403,159
Tupperware Brands Corp.	10,300	479,671
Other Securities	211,660	2,432,172
		3,315,002
Household Products — 0.1%
Other Securities	18,700	302,006
		302,006
Industrial Conglomerates — 0.2%
Other Securities	23,464	514,931
		514,931
Insurance — 2.9%
Other Securities	427,850	6,192,936
		6,192,936
Internet & Catalog Retail — 0.5%
Other Securities	109,789	1,079,813
		1,079,813
Internet Software & Services — 1.7%
Other Securities	496,362	3,616,694
		3,616,694
IT Services — 2.5%
Syntel, Inc.(a)	9,300	353,679
Other Securities	347,512	4,931,423
		5,285,102
Leisure Equipment & Products — 0.7%
Polaris Industries, Inc.	8,500	370,855
Other Securities	151,073	1,092,192
		1,463,047
Life Sciences Tools & Services — 0.8%
Other Securities	175,396	1,778,503
		1,778,503
Machinery — 3.2%
Nordson Corp.(a)	7,700	471,086
Other Securities	377,499	6,384,892
		6,855,978
Marine — 0.2%
Other Securities	31,503	467,342
		467,342
Media — 1.7%
Liberty Media Corp. - Capital,
Series A*	19,200	458,496
Other Securities	414,656	3,175,702
		3,634,198
Metals & Mining — 1.2%
Other Securities	193,873	2,497,089
		2,497,089
Multi-Utilities — 0.4%
Other Securities	32,500	858,176
		858,176
Multiline Retail — 0.3%
Other Securities	71,390	745,781
		745,781
Office Electronics — 0.1%
Other Securities	8,240	233,686

Oil, Gas & Consumable Fuels — 3.3%
Arena Resources, Inc.*	8,200	353,584
World Fuel Services Corp.(a)	13,200	353,628
Other Securities	659,753	6,271,980
		6,979,192

See notes to financial statements.
14

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products — 0.6%
Other Securities	77,500	$1,249,805
		1,249,805
Personal Products — 0.9%
Chattem, Inc.*	4,400	410,520
Other Securities	99,788	1,443,115
		1,853,635
Pharmaceuticals — 1.6%
Other Securities	480,103	3,421,791
		3,421,791
Professional Services — 1.4%
Other Securities	253,031	3,087,221
		3,087,221
Real Estate Management & Development — 0.2%
Other Securities	47,643	502,050
		502,050
Road & Rail — 1.4%
Heartland Express, Inc.(a)	23,624	360,738
Knight Transportation, Inc.(a)	20,700	399,303
Other Securities	114,918	2,204,627
		2,964,668
Semiconductors & Semiconductor Equipment — 4.7%
Silicon Laboratories, Inc.*	7,350	355,299
Other Securities	957,190	9,643,039
		9,998,338
Software — 4.7%
Informatica Corp.*	19,700	509,442
Parametric Technology Corp.*	22,494	367,552
Quest Software, Inc.*	24,400	448,960
TIBCO Software, Inc.*	41,462	399,279
Other Securities	713,212	8,317,400
		10,042,633
Specialty Retail — 3.7%
Dress Barn, Inc.(a)*	16,232	374,959
Tractor Supply Co.(a)*	7,050	373,368
Other Securities	637,845	7,103,673
		7,852,000
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc.*	14,200	372,750
The Warnaco Group, Inc.*	10,500	442,995
Other Securities	225,370	3,592,811
		4,408,556
Thrifts & Mortgage Finance — 1.6%
NewAlliance Bancshares, Inc.(a)	33,500	402,335
Other Securities	346,392	2,986,517
		3,388,852
Tobacco — 0.3%
Other Securities	80,262	602,909
		602,909
Trading Companies & Distributors — 1.0%
Other Securities	144,762	2,145,166
		2,145,166
Transportation Infrastructure — 0.0%
Other Securities	5,000	40,096
		40,096
Water Utilities — 0.3%
Other Securities	27,466	578,572
		578,572
Wireless Telecommunication Services — 0.2%
Other Securities	38,067	499,098
		499,098
TOTAL COMMON STOCKS
(Identified Cost $238,765,101)		213,245,406

RIGHTS & WARRANTS — 0.0%
Building Products — 0.0%
Other Securities	13,695	3,351
		3,351
Hotels, Restaurants & Leisure — 0.0%
Other Securities	5,519	140
		140
Pharmaceuticals — 0.0%
Other Securities	18,458	3,981
		3,981
Specialty Retail — 0.0%
Other Securities	1,800	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		7,472

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Money Market Fund	480,001	480,001
SSgA Government Money Market Fund	1	1
		480,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $480,002)		480,002

See notes to financial statements.
15

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN—28.4%
State Street Navigator Prime Portfolio	60,694,983	$60,694,983
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $60,694,983)		60,694,983
Total Investments — 128.4%
(Identified Cost $299,952,853)#		274,427,863
Liabilities, Less Cash and Other Assets — (28.4%)		(60,770,135)
Net Assets — 100.0%		$213,657,728

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2009, the market value of the securities on loan was $58,485,515.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $299,952,853. Net unrealized depreciation aggregated $25,524,990 of which $39,187,209 related to appreciated investment securities and $64,712,199 related to depreciated investment securities.

See notes to financial statements.
16

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS— 99.1%
Australia — 5.7%
Australia & New Zealand Banking
Group Ltd.	284,693	$5,850,998
National Australia Bank Ltd.	125,483	3,088,393
Wesfarmers Ltd.	200,456	5,630,463
Other Securities	2,611,372	12,679,714
		27,249,568
Austria — 0.1%
Other Securities	7,469	279,029

Belgium — 0.6%
Other Securities	48,798	2,784,710
		2,784,710
Canada — 8.3%
Bank of Montreal(a)	44,331	2,367,344
Sun Life Financial, Inc.(a)	137,597	3,979,834
Talisman Energy, Inc.	260,300	4,900,614
Teck Resources Ltd.*	100,020	3,521,285
Thomson Reuters Corp.(a)	106,534	3,458,268
Other Securities	797,038	21,116,165
		39,343,510
Denmark — 1.0%
Other Securities	87,873	4,871,645
		4,871,645
Finland — 0.8%
Other Securities	350,675	3,776,713
		3,776,713
France — 8.5%
AXA SA	259,150	6,144,684
BNP Paribas SA	89,169	7,145,597
Cie de Saint-Gobain	42,298	2,308,424
Lafarge SA(a)	36,817	3,051,155
Societe Generale	35,398	2,483,958
Vivendi	171,450	5,111,040
Other Securities	378,639	14,246,530
		40,491,388
Germany — 8.8%
Allianz SE	58,451	7,302,510
Bayerische Motoren Werke AG	78,496	3,578,388
Daimler AG	38,183	2,035,154
Daimler AG	170,733	9,112,202
Deutsche Telekom AG	475,474	7,013,826
Muenchener Rueckversicherungs AG	48,420	7,543,055
Other Securities	153,741	5,086,619
		41,671,754
Greece — 0.1%
Other Securities	66,185	463,373
		463,373
Hong Kong — 3.8%
Cheung Kong Holdings Ltd.	281,000	3,649,586
Hutchison Whampoa Ltd.	656,000	4,522,300
Sun Hung Kai Properties Ltd.	228,000	3,419,971
Other Securities	1,980,177	6,607,124
		18,198,981
Ireland — 0.1%
Other Securities	24,615	672,728

Italy — 3.1%
Intesa Sanpaolo SpA*	1,020,217	4,606,976
Telecom Italia SpA	1,485,160	2,316,408
UniCredit SpA*	1,251,797	4,203,648
Other Securities	608,680	3,733,537
		14,860,569
Japan — 13.2%
FUJIFILM Holdings Corp.	113,700	3,406,056
Sony Corp., ADR	212,565	6,164,385
Other Securities	9,003,515	53,107,753
		62,678,194
Netherlands — 4.4%
ArcelorMittal(a)	110,137	5,080,800
ING Groep NV*	255,209	2,524,399
Koninklijke Philips Electronics NV	172,426	5,111,709
STMicroelectronics NV	240,145	2,211,870
Other Securities	427,091	6,110,702
		21,039,480
New Zealand — 0.1%
Other Securities	62,200	302,050
		302,050
Norway — 1.1%
Other Securities	584,539	5,386,742
		5,386,742
Portugal — 0.2%
Other Securities	196,969	986,029
		986,029
Singapore — 1.0%
Other Securities	1,374,847	4,690,666
		4,690,666
Spain — 6.7%
Banco Santander SA	1,166,021	19,306,395
Repsol YPF SA(a)	299,345	8,035,385
Other Securities	489,446	4,584,283
		31,926,063
Sweden — 3.4%
Nordea Bank AB	623,022	6,348,082
Svenska Handelsbanken AB,
Series A	82,769	2,362,300
Other Securities	744,836	7,700,021
		16,410,403
See notes to financial statements.
17

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland — 7.4%
Credit Suisse Group AG	236,694	$11,715,146
Holcim Ltd.(a)*	59,158	4,603,624
Swiss Reinsurance	55,325	2,669,313
UBS AG*	137,205	2,128,803
UBS AG*	36,300	563,013
Zurich Financial Services AG	32,199	7,050,194
Other Securities	61,557	6,302,444
		35,032,537
United Kingdom — 20.7%
Aviva PLC	537,047	3,451,539
HSBC Holdings PLC	868,883	9,947,446
HSBC Holdings PLC, ADR(a)	147,104	8,398,167
Kingfisher PLC	803,327	2,971,354
Royal Dutch Shell PLC	154,388	4,517,295
Royal Dutch Shell PLC, ADR(a)	245,089	14,247,023
Vodafone Group PLC, ADR	7,705,739	17,885,358
WM Morrison Supermarkets PLC	563,950	2,526,816
Xstrata PLC*	225,658	4,085,855
Other Securities	6,148,728	30,597,226
		98,628,079
TOTAL COMMON STOCKS
(Identified Cost $415,037,557)		471,744,211

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Other Securities	13,501	846,560

TOTAL PREFERRED STOCKS
(Identified Cost $902,084)		846,560

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Money Market Fund	1,473,080	1,473,080
SSgA Government Money
Market Fund	1	1
		1,473,081
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,473,081)		1,473,081

COLLATERAL FOR SECURITIES ON LOAN — 14.5%
Short Term — 14.5%
State Street Navigator Prime Portfolio	69,027,005	69,027,005

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $69,027,005)		69,027,005

Total Investments — 114.1%
(Identified Cost $486,439,727)#		543,090,857
Liabilities, Less Cash and Other Assets — (14.1%)		(67,224,599)
Net Assets — 100.0%		$475,866,258

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of December 31, 2009, the market value of the securities on loan was $66,191,791.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $486,439,727. Net unrealized appreciation aggregated $56,651,131 of which $93,874,207 related to appreciated investment securities and $37,223,076 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings December 31, 2009
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.7%
Insurance	11.4%
Oil, Gas & Consumable Fuels	8.5%
Metals & Mining	5.3%
Automobiles	4.5%
Wireless Telecommunication Services	4.1%
Capital Markets	3.9%
Media	3.6%
Real Estate Management & Development	3.3%
Diversified Telecommunication Services	3.1%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
18

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company
Portfolio	13,066,584	$185,937,486

TOTAL MUTUAL FUNDS
(Identified Cost $136,043,610)		185,937,486

Total Investments — 100.0%
(Identified Cost $136,043,610)#		185,937,486
Cash and Other Assets, Less Liabilities — 0.0%		103,693
Net Assets — 100.0%		$186,041,179

†	See Note 1.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $136,043,610. Net unrealized appreciation aggregated $49,893,876, which related solely to appreciated investment securities.

See notes to financial statements.
19

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.8%
Brazil — 8.5%
BM&FBOVESPA SA	136,300	$959,032
Gerdau SA, ADR	69,780	1,188,353
Ultrapar Participacoes SA, ADR	10,300	483,070
Usinas Siderurgicas de
Minas Gerais SA	12,700	365,389
Other Securities	130,215	2,157,055
		5,152,899
Chile — 3.9%
Empresas CMPC SA	13,960	555,704
Empresas COPEC SA	28,567	427,280
Enersis SA, ADR	29,100	665,226
Other Securities	1,156,221	707,750
		2,355,960
China — 10.7%
Bank of China Ltd., H Shares	1,950,000	1,056,311
China Resources Enterprise	92,000	336,988
Citic Pacific Ltd.	150,000	404,339
Other Securities	6,132,358	4,711,839
		6,509,477
Czech Republic — 0.6%
Other Securities	27,953	379,821
		379,821
Hungary — 3.2%
MOL Hungarian Oil and Gas Nyrt*	7,301	659,298
OTP Bank Nyrt*	30,058	871,133
Other Securities	17,878	412,244
		1,942,675
India — 11.6%
ICICI Bank Ltd., ADR	38,310	1,444,670
Mahindra & Mahindra Ltd.	19,794	461,513
Reliance Industries Ltd., GDR, 144A	15,630	726,795
Sterlite Industries India Ltd., ADR	23,222	423,105
Tata Steel Ltd., ADR	23,636	313,386
Other Securities	634,338	3,656,963
		7,026,432
Indonesia — 2.0%
PT Astra International Tbk	82,000	302,863
Other Securities	3,990,470	925,527
		1,228,390
Israel — 2.7%
Bank Hapoalim BM*	115,637	506,852
Bank Leumi Le-Israel BM*	117,246	540,218
Other Securities	85,226	618,541
		1,665,611
Korea — 11.0%
Hyundai Motor Co.*	9,781	1,016,339
KB Financial Group, Inc., ADR*	17,785	904,367
Kia Motors Corp.*	18,830	324,216
Samsung Electronics Co., Ltd.	1,000	350,000
Samsung Electronics Co., Ltd.	368	252,502
Shinhan Financial Group Co.,
Ltd., ADR	11,903	884,155
Other Securities	92,246	2,942,933
		6,674,512
Malaysia — 3.8%
AMMB Holdings Berhad	223,512	326,390
PPB Group Berhad	73,100	340,735
Other Securities	1,922,122	1,611,270
		2,278,395
Mexico — 7.4%
Cemex SAB de CV, ADR*	80,219	948,189
Fomento Economico Mexicano SAB
de CV, ADR	20,700	991,116
Grupo Financiero Banorte SAB
de CV	88,400	318,813
Grupo Mexico SAB de CV- Ser B	172,156	392,950
Other Securities	404,911	1,841,087
		4,492,155
Philippines — 0.6%
Other Securities	3,152,340	371,927
		371,927
Poland — 1.4%
Polski Koncern Naftowy Orlen*	36,737	435,581
Other Securities	95,496	389,864
		825,445
Russia — 3.2%
Gazprom OAO, ADR	54,070	1,378,785
Lukoil OAO, ADR	7,512	430,438
Other Securities	21,039	137,145
		1,946,368
South Africa — 9.8%
Gold Fields Ltd., ADR	50,300	659,433
Harmony Gold Mining Co., Ltd., ADR	30,300	308,151
Nedbank Group Ltd.	22,219	373,478
Sanlam Ltd.	214,984	662,722
Sasol Ltd., ADR	9,800	391,412
Standard Bank Group Ltd.	56,160	776,195
Steinhoff International Holdings Ltd.*	127,881	359,904
Other Securities	438,486	2,405,309
		5,936,604
Taiwan — 11.7%
AU Optronics Corp., ADR	68,934	826,519
Chi Mei Optoelectronics Corp.*	445,574	313,441
Chinatrust Financial Holding Co., Ltd.	546,175	340,666
Mega Financial Holding Co., Ltd.	762,000	440,738
United Microelectronics Corp.*	1,099,513	591,265
Other Securities	9,496,358	4,580,551
		7,093,180

See notes to financial statements.
20

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand — 2.3%
Bangkok Bank PCL, ADR	109,000	$379,244
Other Securities	3,062,191	1,031,023
		1,410,267
Turkey — 2.4%
Turkiye Is Bankasi	84,634	357,177
Other Securities	463,344	1,114,859
		1,472,036
TOTAL COMMON STOCKS
(Identified Cost $54,770,923)		58,762,154

PREFERRED STOCKS — 2.3%
Brazil — 2.3%
Usinas Siderurgicas de Minas Gerais
SA, PF A	27,525	780,850
Other Securities	78,700	582,859
		1,363,709
Malaysia — 0.0%
Other Securities	55,560	5,679
		5,679
TOTAL PREFERRED STOCKS
(Identified Cost $1,190,631)		1,369,388

RIGHTS & WARRANTS — 0.0%
Brazil — 0.0%
Other Securities	33	264

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		264

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Money Market Fund	484,026	484,026
SSgA Government Money
Market Fund	1	1
		484,027
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $484,027)		484,027

Total Investments — 99.9%
(Identified Cost $56,445,581)#		60,615,833
Cash and Other Assets, Less liabilities — 0.1%		59,780
Net Assets — 100.0%		$60,675,613

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $56,445,581. Net unrealized appreciation aggregated $4,170,252 of which $10,623,603 related to appreciated investment securities and $6,453,351 related to depreciated investment securities.

Key to abbreviations:
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
144A	—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings December 31, 2009
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.7%
Metals & Mining	11.3%
Oil, Gas & Consumable Fuels	8.7%
Automobiles	4.9%
Industrial Conglomerates	4.8%
Food Products	3.7%
Diversified Financial Services	3.2%
Electronic Equipment, Instruments &
Components	3.1%
Semiconductors & Semiconductor
Equipment	2.6%
Construction Materials	2.4%

     Country Weightings
(% of portfolio market value)

See notes to financial statements.
21

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Real Estate Investment Trusts (REITs) — 99.1%
Alexandria Real Estate Equities, Inc.	8,900	$572,181
AMB Property Corp.	32,445	828,970
American Campus Communities, Inc.	11,107	312,107
Apartment Investment &
Management Co.	26,029	414,382
AvalonBay Communities, Inc.	17,991	1,477,241
BioMed Realty Trust, Inc.	21,008	331,506
Boston Properties, Inc.	29,475	1,976,888
BRE Properties, Inc.	11,150	368,842
Camden Property Trust	13,847	586,697
Corporate Office Properties Trust	12,100	443,223
Developers Diversified Realty Corp.	34,512	319,581
Digital Realty Trust, Inc.	16,310	820,067
Douglas Emmett, Inc.	28,938	412,366
Duke Realty Corp.	49,611	603,766
Equity Lifestyle Properties, Inc.	6,400	323,008
Equity One, Inc.	18,800	303,996
Equity Residential	62,300	2,104,494
Essex Property Trust, Inc.	6,300	526,995
Federal Realty Investment Trust	13,551	917,674
HCP, Inc.	64,591	1,972,609
Health Care REIT, Inc.	25,100	1,112,432
Healthcare Realty Trust, Inc.	13,626	292,414
Highwoods Properties, Inc.	15,300	510,255
Home Properties, Inc.	6,900	329,199
Hospitality Properties Trust	26,600	630,686
Host Hotels & Resorts, Inc.*	133,576	1,558,832
HRPT Properties Trust	53,600	346,792
Kimco Realty Corp.	83,827	1,134,179
Liberty Property Trust	23,828	762,734
Mack-Cali Realty Corp.	17,700	611,889
Mid-America Apartment
Communities, Inc.	6,200	299,336
National Retail Properties, Inc.	17,400	369,228
Nationwide Health Properties, Inc.	22,600	795,068
Omega Healthcare Investors, Inc.	18,605	361,867
ProLogis	94,629	1,295,471
Public Storage	38,253	3,115,707
Realty Income Corp.	22,900	593,339
Regency Centers Corp.	18,180	637,391
Senior Housing Properties Trust	27,800	607,986
Simon Property Group, Inc.	56,972	4,546,366
SL Green Realty Corp.	16,900	849,056
Tanger Factory Outlet Centers	8,211	320,147
Taubman Centers, Inc.	11,423	410,200
The Macerich Co.	19,582	703,973
UDR, Inc.	33,836	556,264
Ventas, Inc.	35,078	1,534,312
Vornado Realty Trust	34,808	2,434,472
Washington Real Estate
Investment Trust	13,350	367,792
Weingarten Realty Investors	27,000	534,330
Other Securities	503,001	5,462,920
		48,701,230
TOTAL COMMON STOCKS
(Identified Cost $57,249,906)		48,701,230

SHORT-TERM INVESTMENTS — 2.0%
Other — 2.0%
SSgA Money Market Fund	970,001	970,001
SSgA Government Money
Market Fund	1	1
		970,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $970,002)		970,002

Total Investments— 101.1%
(Identified Cost $58,219,908)#		49,671,232
Liabilities, Less Cash and Other Assets — (1.1%)		(538,027)
Net Assets — 100.0%		$49,133,205

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $57,750,362. Net unrealized depreciation aggregated $8,079,130 of which $2,045,341 related to appreciated investment securities and $10,124,471 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
22

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2009 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Market
	Income Fund	Income Fund	Fund
ASSETS
Investments in securities, at value	$193,652,061	$485,418,392	$356,463,066
Cash	567	186	—
Foreign currency, at value	—	25,186	—
Receivable for investments sold	2	—	—
Dividends and interest receivable	1,761,507	7,580,118	472,816
Receivable for fund shares sold	717,288	1,222,585	704,312
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	3,483,200	—
Receivable due from the Advisor (Note 2)	40,031	118,098	53,461
Receivable for tax reclaims	—	—	98
Prepaid expenses	1,947	1,833	1,720
Total Assets	196,173,403	497,849,598	357,695,473
LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	188,476	48,567	136,510
Due to custodian bank	—	—	373,581
Collateral for securities on loan (Note 1)	—	51,402,130	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	133,811	—
Advisory fee payable (Note 2)	48,845	245,013	195,537
Sub-Advisory fee payable (Note 2)	16,282	18,847	13,898
Administration fee payable (Note 2)	16,282	37,694	30,083
Sub-Administration fee payable (Note 2)	7,357	16,652	8,571
Custody and accounting fees payable	6,268	8,851	16,965
Trustees’ fees payable (Note 2)	4,438	4,438	4,437
Shareholder servicing fee payable (Note 2)	40,704	94,236	75,207
Transfer agent fee payable	4,516	9,684	10,474
Professional fees payable	15,564	13,069	13,716
Accrued expenses and other liabilities	14,928	8,852	10,183
Total Liabilities	363,660	52,041,844	889,162
NET ASSETS	$195,809,743	$445,807,754	$356,806,311
NET ASSETS CONSIST OF:
Capital paid in	$195,014,241	$430,023,835	$363,317,912
Undistributed/(overdistributed) net investment income	(81,072)	2,936,664	1,092,641
Accumulated net realized gain/(loss)	221,572	(11,958,814)	(83,895,669)
Net unrealized appreciation/(depreciation) on:
Investments	655,002	21,249,558	76,291,427
Foreign currency transactions	—	3,556,511	—
NET ASSETS	$195,809,743	$445,807,754	$356,806,311
Shares of beneficial interest outstanding	19,212,198	43,671,662	35,218,262
($0.01 par value, unlimited shares authorized)
Net asset value per share	$10.19	$10.21	$10.13
Identified cost of investments	$192,997,059	$464,168,834	$280,171,639
Cost of foreign currency	$—	$22,932	$—

See notes to financial statements.
24

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$253,610,664	$274,427,863	$543,090,857	$185,937,486	$60,615,833	$49,671,232
82	782	21	—	147	631
—	—	912,109	—	259,160	—
98,548	116,055	—	29,000	—	—
318,379	110,750	640,399	—	36,505	180,383
447,138	455,077	891,828	343,923	154,015	132,836
—	—	—	—	—	—
46,723	65,357	—	14,268	28,856	26,371
—	—	102,916	—	2,798	—
1,721	1,721	1,720	1,720	1,947	1,947
254,523,255	275,177,605	545,639,850	186,326,397	61,099,261	50,013,400

694,306	432,999	—	—	135,859	750,298
33,666	82,578	192,023	45,353	36,980	25,213
—	—	—	28,701	—	—
—	60,694,983	69,027,005	—	—	—
—	—	—	—	—	—
138,426	114,304	260,732	102,158	32,247	26,135
21,296	61,548	80,225	—	24,805	6,031
21,296	17,585	40,113	15,717	4,961	4,021
4,479	4,186	8,954	3,157	649	402
6,702	18,615	14,876	178	17,824	6,429
4,438	4,438	4,438	4,437	4,438	4,438
53,241	43,963	100,281	39,291	12,403	10,052
10,598	10,211	10,787	9,778	4,801	4,633
16,522	20,190	20,154	20,150	17,761	20,220
15,067	14,277	14,004	16,298	130,920	22,323
1,020,037	61,519,877	69,773,592	285,218	423,648	880,195
$253,503,218	$213,657,728	$475,866,258	$186,041,179	$60,675,613	$49,133,205

$294,635,695	$260,981,608	$504,325,805	$170,671,403	$57,082,783	$61,243,061
6,625	162,409	1,392,508	669,399	909	440,903
(46,814,269)	(22,447,631)	(86,485,861)	(35,193,499)	(465,913)	(4,471,629)
5,675,167	(25,038,658)	56,651,130	49,893,876	4,170,252	(8,079,130)
—	—	(17,324)	—	(112,418)	—
$253,503,218	$213,657,728	$475,866,258	$186,041,179	$60,675,613	$49,133,205
27,398,516	16,884,940	46,416,070	12,764,656	5,746,426	8,796,282

$9.25	$12.65	$10.25	$14.57	$10.56	$5.59
$247,935,497	$299,466,521	$486,439,727	$136,043,610	$56,445,581	$57,750,362
$—	$—	$919,868	$—	$257,575	$—

25

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2009 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Market
	Income Fund	Income Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$3,392,481
Interest (1)	1,327,248	7,285,296	99
Other income	—	2,000	70,968
Taxes withheld	—	—	(39)
Total Income	1,327,248	7,287,296	3,463,509
Expenses:
Advisory fees (Note 2)	267,116	1,395,418	1,099,961
Sub-Advisory fees (Note 2)	89,039	107,340	78,182
Shareholder Services fees (Note 2)	222,597	536,699	423,062
Administration fees (Note 2)	89,039	214,680	169,225
Sub-Administration fees (Note 2)	30,430	67,632	51,534
Trustees’ fees and expenses (Note 2)	8,743	8,743	8,743
Custody and accounting fees	29,849	60,203	56,803
Transfer agent fees	24,925	50,199	54,561
Professional fees	34,617	35,514	34,597
Registration fees	16,632	10,358	10,728
Other expenses	9,188	19,544	20,493
Total expenses before waivers and reimbursements:	822,175	2,506,330	2,007,889
Less: Fee waiver by Advisor (Note 2)	(243,423)	(681,553)	(315,640)
Net expenses	578,752	1,824,777	1,692,249
Net investment income	748,496	5,462,519	1,771,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	1,166,480	7,722,742	(2,283,182)
Foreign currency transactions	—	(12,891,754)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(790,646)	9,027,032	65,039,075
Foreign currency transactions	—	2,093,870	—
Net realized and unrealized gain on investments and change in
unrealized appreciation (depreciation)	375,834	5,951,890	62,755,893
Net increase in net assets resulting from operations	$1,124,330	$11,414,409	$64,527,153
(1) Interest income includes security lending income of:	$—	$77,575	$—

See notes to financial statements.
26

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$2,085,234	$1,049,271	$4,551,078	$1,663,426	$439,281	$993,652
267	270,007	290,645	—	96	98
7,951	31,609	—	—	—	—
84	44	(260,463)	—	(47,891)	—
2,093,536	1,350,931	4,581,260	1,663,426	391,486	993,750

773,649	643,782	1,524,669	587,379	175,086	132,097
119,023	346,652	469,129	—	134,681	30,484
297,557	247,609	586,411	225,915	67,341	50,807
119,023	99,043	234,564	90,366	26,936	20,323
36,636	31,228	70,804	26,788	10,091	7,889
8,743	8,743	8,743	8,743	8,743	8,743
41,400	75,708	89,535	11,939	63,449	27,485
54,330	52,997	56,345	51,554	25,915	25,990
34,598	38,132	38,169	38,164	39,186	38,163
10,387	10,995	12,388	9,710	11,514	9,329
18,172	17,236	24,327	18,585	10,404	10,666
1,513,518	1,572,125	3,115,084	1,069,143	573,346	361,976
(263,777)	(383,603)	—	(75,116)	(182,769)	(158,750)
1,249,741	1,188,522	3,115,084	994,027	390,577	203,226
843,795	162,409	1,466,176	669,399	909	790,524

7,025,704	3,214,728	3,335,567	(2,163,616)	1,412,499	(189)
—	1,017	42,254	—	(6,941)	—

44,295,357	38,034,223	88,669,364	33,173,845	14,485,116	13,494,692
—	—	(26,324)	—	(41,438)	—

51,321,061	41,249,968	92,020,861	31,010,229	15,849,236	13,494,503
$52,164,856	$41,412,377	$93,487,037	$31,679,628	$15,850,145	$14,285,027
$—	$269,800	$289,924	$—	$—	$—

27

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2009	Year Ended
	(Unaudited)	06/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$748,496	$3,027,266
Net realized gain (loss) on investments and foreign currency transactions	1,166,480	1,018,806
Net increase (decrease) in unrealized appreciation (depreciation)	(790,646)	1,642,215
Net increase (decrease) in net assets from operations	1,124,330	5,688,287

Distributions to shareholders from:
Net investment income	(829,568)	(3,032,625)
Net realized gains	(1,963,531)	—
Total distributions	(2,793,099)	(3,032,625)

Share transactions
Proceeds from sale of shares	53,040,879	110,654,354
Value of distributions reinvested	2,739,153	2,994,023
Cost of shares redeemed	(21,276,303)	(79,294,840)
Total share transactions	34,503,729	34,353,537
Total increase (decrease) in net assets	32,834,960	37,009,199

NET ASSETS
Beginning of Period	162,974,783	125,965,584
End of period	$195,809,743	$162,974,783

Undistributed/(overdistributed) net investment income, end of period	$(81,072)	$—

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,143,576	10,862,825
Issued for distributions reinvested	267,473	293,867
Shares redeemed	(2,063,335)	(7,775,507)
Net increase (decrease) in fund shares	3,347,714	3,381,185

See notes to financial statements.
28

SA Global Fixed Income Fund		SA U.S. Market Fund
Six Months Ended		Six Months Ended
12/31/2009	Year Ended	12/31/2009	Year Ended
(Unaudited)	06/30/2009	(Unaudited)	06/30/2009

$5,462,519	$11,698,975	$1,771,260	$5,237,883
(5,169,012)	23,150,879	(2,283,182)	(81,741,034)
11,120,902	(15,271,096)	65,039,075	(53,120,389)
11,414,409	19,578,758	64,527,153	(129,623,540)

—	(34,296,699)	(3,973,295)	(4,200,157)
—	—	—	(1,004,566)
—	(34,296,699)	(3,973,295)	(5,204,723)

72,199,596	105,143,261	28,487,087	77,377,376
—	33,201,544	3,774,693	4,890,679
(43,567,528)	(319,235,546)	(35,720,093)	(156,261,849)
28,632,068	(180,890,741)	(3,458,313)	(73,993,794)
40,046,477	(195,608,682)	57,095,545	(208,822,057)

405,761,277	601,369,959	299,710,766	508,532,823
$445,807,754	$405,761,277	$356,806,311	$299,710,766

$2,936,664	$(2,525,855)	$1,092,641	$3,294,676

7,117,141	10,405,808	2,977,281	9,366,514
—	3,332,741	379,748	614,406
(4,301,024)	(31,069,315)	(3,726,395)	(18,677,701)
2,816,117	(17,330,766)	(369,366)	(8,696,781)

29

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	12/31/2009	Year Ended
	(Unaudited)	06/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$843,795	$3,874,370
Net realized gain (loss) on investments and foreign currency transactions	7,025,704	(50,825,095)
Net increase (decrease) in unrealized appreciation (depreciation)	44,295,357	(51,079,301)
Net increase (decrease) in net assets from operations	52,164,856	(98,030,026)

Distributions to shareholders from:
Net investment income	(2,452,523)	(3,770,254)
Net realized gains	—	—
Total distributions	(2,452,523)	(3,770,254)

Share transactions
Proceeds from sale of shares	24,420,431	77,998,956
Value of distributions reinvested	2,347,124	3,576,115
Cost of shares redeemed	(23,672,048)	(89,500,357)
Total share transactions	3,095,507	(7,925,286)
Total increase (decrease) in net assets	52,807,840	(109,725,566)

NET ASSETS
Beginning of Period	200,695,378	310,420,944
End of period	$253,503,218	$200,695,378

Undistributed net investment income, end of period	$6,625	$1,615,353

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,779,684	10,892,702
Issued for distributions reinvested	257,360	507,971
Shares redeemed	(2,694,997)	(11,944,319)
Net increase (decrease) in fund shares	342,047	(543,646)

See notes to financial statements.
30

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2009	Year Ended	12/31/2009	Year Ended
(Unaudited)	06/30/2009	(Unaudited)	06/30/2009

$162,409	$1,430,499	$1,466,176	$10,480,246
3,215,745	(25,528,671)	3,377,821	(89,810,703)
38,034,223	(34,888,696)	88,643,040	(115,633,882)
41,412,377	(58,986,868)	93,487,037	(194,964,339)

(1,391,746)	(469,365)	(10,364,139)	(16,015,075)
—	(11,886,215)	—	(37,540,014)
(1,391,746)	(12,355,580)	(10,364,139)	(53,555,089)

19,595,395	49,714,230	39,015,646	156,112,110
1,327,385	11,517,200	9,976,282	50,930,886
(18,420,511)	(79,645,998)	(62,905,819)	(184,735,558)
2,502,269	(18,414,568)	(13,913,891)	22,307,438
42,522,900	(89,757,016)	69,209,007	(226,211,990)

171,134,828	260,891,844	406,657,251	632,869,241
$213,657,728	$171,134,828	$475,866,258	$406,657,251

$162,409	$1,391,746	$1,392,508	$10,290,471

1,655,191	5,001,069	3,878,423	19,012,508
108,713	1,255,965	995,637	6,719,114
(1,555,042)	(7,737,199)	(6,246,939)	(21,797,831)
208,862	(1,480,165)	(1,372,879)	3,933,791

31

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	12/31/2009	Year Ended
	(Unaudited)	06/30/2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$669,399	$2,543,816
Net realized gain (loss) on investments and foreign currency transactions	(2,163,616)	(30,345,631)
Net increase (decrease) in unrealized appreciation (depreciation)	33,173,845	(45,915,922)
Net increase (decrease) in net assets from operations	31,679,628	(73,717,737)

Distributions to shareholders from:
Net investment income	(2,543,816)	(2,539,218)
Net realized gains	—	(14,112,915)
Total distributions	(2,543,816)	(16,652,133)

Share transactions
Proceeds from sale of shares	17,016,916	48,657,511
Value of distributions reinvested	2,420,599	15,670,729
Cost of shares redeemed	(18,817,491)	(63,671,603)
Total share transactions	620,024	656,637
Total increase (decrease) in net assets	29,755,836	(89,713,233)

NET ASSETS
Beginning of Period	156,285,343	245,998,576
End of period	$186,041,179	$156,285,343

Undistributed net investment income, end of period	$669,399	$2,543,816

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,197,523	4,211,224
Issued for distributions reinvested	168,800	1,527,361
Shares redeemed	(1,318,515)	(5,449,402)
Net increase in fund shares	47,808	289,183

See notes to financial statements.
32

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2009	Year Ended	12/31/2009	Year Ended
(Unaudited)	06/30/2009	(Unaudited)	06/30/2009

$909	$496,516	$790,524	$961,623
1,405,558	(1,943,604)	(189)	(4,344,578)
14,443,678	(6,762,006)	13,494,692	(12,992,616)
15,850,145	(8,209,094)	14,285,027	(16,375,571)

(100,560)	(598,051)	(852,520)	(723,262)
—	(1,314,174)	—	(411,293)
(100,560)	(1,912,225)	(852,520)	(1,134,555)

8,747,234	18,007,745	8,657,628	17,536,965
99,306	1,895,639	840,061	1,120,905
(7,160,660)	(10,810,561)	(3,534,535)	(8,069,958)
1,685,880	9,092,823	5,963,154	10,587,912
17,435,465	(1,028,496)	19,395,661	(6,922,214)

43,240,148	44,268,644	29,737,544	36,659,758
$60,675,613	$43,240,148	$49,133,205	$29,737,544

$909	$100,560	$440,903	$502,899

916,374	2,845,639	1,743,283	4,180,945
9,803	337,302	154,707	272,064
(749,390)	(1,749,645)	(696,471)	(1,907,490)
176,787	1,433,296	1,201,519	2,545,519

33

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended		Period Ended
	(Unaudited)	June 30, 2009	June 30, 2008		June 30, 2007*
Net Asset Value, Beginning of Period	$10.27	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.04	0.21	0.27		0.06
Net realized and unrealized gain on investments	0.04	0.18	0.05		0.05
Total from investment operations	0.08	0.39	0.32		0.11

Less Distributions:
Dividends from net investment income	(0.05)	(0.21)	(0.34)		—
Distributions from capital gains	(0.11)	—	(0.00	)(4)	—
Total distributions	(0.16)	(0.21)	(0.34)		—

Net asset value, end of period	$10.19	$10.27	$10.09		$10.11

Total return (1)	0.70%	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$195,810	$162,975	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	0.92%	0.94%	1.06%		2.45%
Ratio of net investment income to average net assets (2)	0.84%	2.05%	3.05%		4.56%
Portfolio turnover rate	47%	46%	0%		0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (3)	$0.03	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $(0.005) per share.

See notes to financial statements.
34

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning
of Period	$9.93	$10.34	$10.30	$9.91	$10.33	$10.10

Income from Investment
Operations:
Net investment income	0.13	0.25	0.26	0.23	0.19	0.26
Net realized and unrealized
gain (loss) on investments	0.15	0.16	0.02	0.23	(0.23)	0.22
Total from investment operations	0.28	0.41	0.28	0.46	(0.04)	0.48

Less Distributions:
Dividends from net investment
income	—	(0.82)	(0.24)	(0.07)	(0.38)	(0.25)
Return of capital	—	—	—	—	(0.00)*	—
Total distributions	—	(0.82)	(0.24)	(0.07)	(0.38)	(0.25)

Net asset value, end of period	$10.21	$9.93	$10.34	$10.30	$9.91	$10.33

Total return (1)	2.82%	4.04%	2.77%	4.60%	(0.38)%	4.81%
Net assets, end of period (000s)	$445,808	$405,761	$601,370	$610,292	$514,888	$391,394
Ratio of net expenses to
average net assets (2)	0.85%	0.85%	0.85%	0.96%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)	1.17%	1.16%	1.14%	1.23%	1.31%	1.33%
Ratio of net investment income
to average net assets (2)	2.54%	2.43%	2.48%	2.05%	2.11%	2.65%
Portfolio turnover rate	19%	53%	91%	70%	90%	75%
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.11	$0.21	$0.23	$0.20	$0.17	$0.23

*	Amount rounds to less than ($0.005) per share.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
35

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Market Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006		June 30, 2005
Net Asset Value, Beginning
of Period	$8.42	$11.48	$13.56	$11.47	$10.69		$10.12

Income from Investment
Operations:
Net investment income	0.05	0.16	0.11	0.10	0.08		0.09
Net realized and unrealized
gain (loss) on investments	1.77	(3.08)	(1.94)	2.08	0.77		0.55
Total from investment operations	1.82	(2.92)	(1.83)	2.18	0.85		0.64

Less Distributions:
Dividends from net investment
income	(0.11)	(0.11)	(0.11)	(0.09)	(0.07)		(0.07)
Distributions from capital gains	—	(0.03)	(0.14)	—	—		—
Total distributions	(0.11)	(0.14)	(0.25)	(0.09)	(0.07)		(0.07)

Net asset value, end of period	$10.13	$8.42	$11.48	$13.56	$11.47		$10.69

Total return (1)	21.69%	(25.36)%	(13.70)%	19.03%	7.95%		6.35%
Net assets, end of period (000s)	$356,806	$299,711	$508,533	$624,833	$496,305		$382,245
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.06%	1.08%		1.08%
Ratio of gross expenses to
average net assets (2)	1.19%	1.20%	1.14%	1.14%	1.18%		1.21%
Ratio of net investment income
to average net assets (2)	1.05%	1.50%	0.91%	0.81%	0.73%		0.89%
Portfolio turnover rate	1%	7%	2%	2%	0	%(3)	1%
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (4)	$0.04	$0.14	$0.10	$0.09	$0.07		$0.08

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Amount rounds to less than 0.5%.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.
36

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning
of Period	$7.42	$11.25	$14.86	$13.27	$11.99	$10.79

Income from Investment
Operations:
Net investment income	0.03	0.15	0.10	0.07	0.07	0.03
Net realized and unrealized
gain (loss) on investments	1.89	(3.83)	(3.33)	2.53	1.64	1.31
Total from investment operations	1.92	(3.68)	(3.23)	2.60	1.71	1.34

Less Distributions:
Dividends from net investment
income	(0.09)	(0.15)	(0.07)	(0.07)	(0.05)	(0.03)
Distributions from capital gains	—	—	(0.31)	(0.94)	(0.38)	(0.11)
Total distributions	(0.09)	(0.15)	(0.38)	(1.01)	(0.43)	(0.14)

Net asset value, end of period	$9.25	$7.42	$11.25	$14.86	$13.27	$11.99

Total return (1)	25.90%	(32.68)%	(22.05)%	20.33%	14.52%	12.50%
Net assets, end of period (000s)	$253,503	$200,695	$310,421	$373,545	$295,222	$222,113
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.11%	1.13%	1.13%
Ratio of gross expenses to
average net assets (2)	1.27%	1.29%	1.22%	1.33%	1.42%	1.45%
Ratio of net investment income
to average net assets (2)	0.71%	1.82%	0.82%	0.47%	0.57%	0.30%
Portfolio turnover rate	12%	42%	10%	8%	12%	5%
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (3)	$0.02	$0.13	$0.08	$0.04	$0.03	$(0.00)*

*	Amount rounds to less than ($0.01) per share.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
37

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning
of Period	$10.26	$14.37	$20.15	$18.83	$17.54	$16.24

Income from Investment
Operations:
Net investment income (loss)	0.01	0.09	0.03	(0.01)	(0.07)	(0.06)
Net realized and unrealized
gain (loss) on investments	2.46	(3.41)	(3.86)	2.88	2.46	1.36
Total from investment operations	2.47	(3.32)	(3.83)	2.87	2.39	1.30

Less Distributions:
Dividends from net investment
income	(0.08)	(0.03)	—	—	—	—
Distributions from capital gains	—	(0.76)	(1.95)	(1.55)	(1.10)	—
Total distributions	(0.08)	(0.79)	(1.95)	(1.55)	(1.10)	—

Net asset value, end of period	$12.65	$10.26	$14.37	$20.15	$18.83	$17.54

Total return (1)	24.14%	(22.42)%	(20.15)%	15.90%	13.92%	8.00%
Net assets, end of period (000s)	$213,658	$171,135	$260,892	$315,491	$247,218	$188,637
Ratio of net expenses to
average net assets (2)	1.20%	1.20%	1.20%	1.26%	1.28%	1.28%
Ratio of gross expenses to
average net assets (2)	1.59%	1.61%	1.51%	1.53%	1.60%	1.68%
Ratio of net investment income
(loss) to average net assets (2)	0.16%	0.77%	0.17%	(0.07)%	(0.43)%	(0.41)%
Portfolio turnover rate	7%	13%	13%	14%	13%	9%
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (3)	$(0.01)	$0.04	$(0.02)	$(0.06)	$(0.13)	$(0.12)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
38

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005
Net Asset Value, Beginning
of Period	$8.51	$14.43	$19.79	$16.01	$12.89	$11.18

Income from Investment
Operations:
Net investment income	0.04	0.23	0.41	0.38	0.23	0.16
Net realized and unrealized
gain (loss) on investments	1.93	(4.91)	(3.50)	5.07	3.48	1.63
Total from investment operations	1.97	(4.68)	(3.09)	5.45	3.71	1.79

Less Distributions:
Dividends from net investment
income	(0.23)	(0.37)	(0.34)	(0.31)	(0.20)	(0.08)
Distributions from capital gains	—	(0.87)	(1.93)	(1.36)	(0.39)	—
Total distributions	(0.23)	(1.24)	(2.27)	(1.67)	(0.59)	(0.08)

Net asset value, end of period	$10.25	$8.51	$14.43	$19.79	$16.01	$12.89

Total return (1)	23.20%	(31.33)%	(17.01)%	35.49%	29.29%	16.06%
Net assets, end of period (000s)	$475,866	$406,657	$632,869	$781,822	$586,222	$400,437
Ratio of net expenses to
average net assets (2)	1.33%	1.35%	1.30%	1.30%	1.35%	1.38%
Ratio of gross expenses to
average net assets (2)	1.33%	1.35%	1.30%	1.42%	1.53%	1.56	%(3)
Ratio of net investment income
to average net assets (2)	0.63%	2.50%	2.46%	2.14%	1.69%	1.50%
Portfolio turnover rate	5%	27%	20%	18%	23%	11%
Without giving effect to the
expense waiver described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (4)	$0.04	$0.23	$0.41	$0.36	$0.20	$0.14

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses include effect of $34,978 of expenses recapture by the Manager, an increase of 0.01% on an annualized basis.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.
39

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006		June 30, 2005
Net Asset Value, Beginning
of Period	$12.29	$19.79	$24.61	$19.99	$16.38		$14.11

Income from Investment
Operations:
Net investment income	0.06	0.22	0.28	0.26	0.14		0.12
Net realized and unrealized
gain (loss) on investments	2.42	(6.27)	(4.04)	5.51	4.13		2.35
Total from investment operations	2.48	(6.05)	(3.76)	5.77	4.27		2.47

Less Distributions:
Dividends from net investment
income	(0.20)	(0.22)	(0.33)	(0.34)	(0.22)		(0.17)
Distributions from capital gains	—	(1.23)	(0.73)	(0.81)	(0.44)		(0.03)
Total distributions	(0.20)	(1.45)	(1.06)	(1.15)	(0.66)		(0.20)

Net asset value, end of period	$14.57	$12.29	$19.79	$24.61	$19.99		$16.38

Total return (1)	20.23%	(29.10)%	(15.49)%	29.64%	26.36%		17.58%
Net assets, end of period (000s)	$186,041	$156,285	$245,999	$282,516	$205,373		$141,642
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.12%	1.26%		1.28%
Ratio of gross expenses to
average net assets (2)†	1.18%	1.22%	1.13%	1.13%	1.26	%(3)	1.28	%(4)
Ratio of net investment income
to average net assets (2)†	0.74%	1.62%	1.26%	1.17%	0.75%		0.85%
Ratio of expenses to average
net assets for the DFA
International Small Co. Portfolio,
(“DFA Portfolio”) (unaudited) (5)†		0.57%	0.55%	0.55%	0.56%		0.65%
Ratio of expenses to average
net assets for the DFA
Portfolio (6)†	0.57%	0.55%	0.55%	0.56%	0.64%		0.69%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A		N/A
Without giving effect to the
expense waivers described in
Note 2 to the Financial
Statements, net investment
income per share would
have been (7)	$0.05	$0.20	$0.27	$0.26	$0.14		$0.12

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses include effect of $90,225 of expenses recapture by the Manager, an increase of 0.04% on an annualized basis.
(4)	Gross expenses include effect of $58,893 of expenses recapture by the Manager, an increase of 0.05% on an annualized basis.
(5)	The DFA Portfolio expense ratios are as of April 30, 2009, May 31, 2008, 2007, 2006 and 2005, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2009, 2008, November 30, 2007, 2006 and 2005, respectively.
(7)	Gross expenses before waivers of expenses.
N/A	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.
†
The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

See notes to financial statements.
40

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Six Months Ended
	December 31, 2009		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$7.76		$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	—		0.09	0.13	0.02
Net realized and unrealized gain (loss)
on investments	2.82		(2.64)	(0.67)	1.31
Total from investment operations	2.82		(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net investment income	(0.02)		(0.12)	(0.09)	—
Distributions from capital gains	—		(0.27)	—	—
Total distributions	(0.02)		(0.39)	(0.09)	—

Net asset value, end of period	$10.56		$7.76	$10.70	$11.33

Total return (1)	36.32%		(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$60,676		$43,240	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%		1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.13%		2.44%	2.44%	5.59%
Ratio of net investment income to average net assets (2)	0	%(4)	1.47%	1.47%	1.52%
Portfolio turnover rate	9%		11%	8%	0%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$(0.03)		$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%

See notes to financial statements.
41

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Six Months Ended
	December 31, 2009	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2009	June 30, 2008	June 30, 2007*
Net Asset Value, Beginning of Period	$3.92	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.08	0.13	0.25	0.03
Net realized and unrealized gain (loss) on investments	1.69	(3.28)	(1.76)	(1.10)
Total from investment operations	1.77	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net investment income	(0.10)	(0.12)	(0.11)	—
Distributions from capital gains	—	(0.07)	(0.05)	—
Total distributions	(0.10)	(0.19)	(0.16)	—

Net asset value, end of period	$5.59	$3.92	$7.26	$8.93

Total return (1)	45.23%	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$49,133	$29,738	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.78%	2.02%	1.99%	4.78%
Ratio of net investment income to average net assets (2)	3.89%	3.32%	4.17%	1.94%
Portfolio turnover rate	0%	7%	1%	0%
Without giving effect to the expense waivers
described in Note 2 to the Financial
Statements, net investment income (loss)
per share would have been (3)	$0.06	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
42

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited)

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

     SA U.S. Fixed Income Fund
     SA Global Fixed Income Fund
     SA U.S. Market Fund
     SA U.S. Value Fund
     SA U.S. Small Company Fund
     SA International Value Fund
     SA International Small Company Fund
     SA Emerging Markets Value Fund
     SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2009, SA International Small Company Fund held approximately 4.24% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based

43

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee appointed by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Valuation of securities by the DFA Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

     The tables below provide a summary of the inputs as of December 31, 2009 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2009
Description	(Level 1 )	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$191,963,939	$—	$191,963,939
Short-Term Investments	1,688,122	—	—	1,688,122
Total Investments	$1,688,122	$191,963,939	$—	$193,652,061
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$429,167,765	$—	$429,167,765
Short-Term Investments	4,848,497	—	—	4,848,497
Collateral for Securities on Loan
Short-Term	51,402,130	—	—	51,402,130
Forward Foreign Currency Contracts	—	3,483,200	—	3,483,200
Total Investments	$56,250,627	$432,650,965	$—	$488,901,592
Liabilities:
Forward Foreign Currency Contracts	$—	$(133,811)	$—	$(133,811)
SA U.S. Market Fund
Common Stocks	$342,128,649	$—	$—	$342,128,649
Rights & Warrants	4	—	—	4
Mutual Funds	14,334,410	—	—	14,334,410
Short-Term Investments	3	—	—	3
Total Investments	$356,463,066	$—	$—	$356,463,066
SA U.S. Value Fund
Common Stocks	$252,581,662	$—	$—	$252,581,662
Short-Term Investments	1,029,002	—	—	1,029,002
Total Investments	$253,610,664	$—	$—	$253,610,664
SA U.S. Small Company Fund
Common Stocks - Personal Products	$1,830,577	$23,058	$—	$1,853,635
All Other Common Stocks	211,391,771	—	—	211,391,771
Rights & Warrants	7,340	132	—	7,472
Short-Term Investments	480,002	—	—	480,002
Collateral for Securities on Loan
Short-Term	60,694,983	—	—	60,694,983
Total Investments	$274,404,673	$23,190	$—	$274,427,863

45

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2009
Description	(Level 1 )	(Level 2)	(Level 3)	Total
SA International Value Fund
Common Stocks	$471,744,211	$—	$—	$471,744,211
Preferred Stocks	846,560	—	—	846,560
Short-Term Investments	1,473,081	—	—	1,473,081
Collateral for Securities on Loan
Short-Term	69,027,005	—	—	69,027,005
Total Investments	$543,090,857	$—	$—	$543,090,857
SA International Small Company Funda
Mutual Funds	$185,937,486	$—	$—	$185,937,486
Total Investments	$185,937,486	$—	$—	$185,937,486
SA Emerging Markets Value Fund
Common Stocks - China	$6,481,576	$27,901	$—	$6,509,477
All Other Common Stocks	52,252,677	—	—	52,252,677
Preferred Stocks	1,369,388	—	—	1,369,388
Rights & Warrants	—	264	—	264
Short-Term Investments	484,027	—	—	484,027
Total Investments	$60,587,668	$28,165	$—	$60,615,833
SA Real Estate Securities Fund
Common Stocks	$48,701,230	$—	$—	$48,701,230
Short-Term Investments	970,002	—	—	970,002
Total Investments	$49,671,232	$—	$—	$49,671,232

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, LP (the “Sub-Adviser”), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”), as custodian, to certain qualified brokers, except those securities which LWI Financial Inc. (the “Manager”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

46

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

     Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

     As of December 31, 2009, the Funds listed below had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$50,168,813	$51,402,130	$—	$51,212,835
SA U.S. Small Company Fund	$58,485,515	$60,694,983	$360,600	$60,431,817
SA International Value Fund	$66,191,791	$69,027,005	$135,231	$69,185,346

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of US government securities.

     + Balances represent the end of day mark to market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security

47

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in a Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At December 31, 2009, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	1/7/2010	45,991,692	$41,552,114	$41,303,698	$248,416
Swiss Franc (sell)	1/7/2010	10,218,234	$9,802,801	$9,878,062	$(75,261)
Pound Sterling (sell)	1/7/2010	27,459,820	$44,605,375	$44,352,632	$252,743
Euro Currency (sell)	1/7/2010	48,859,817	$70,912,207	$70,042,862	$869,345
Japanese Yen (sell)	1/7/2010	5,371,523,580	$59,787,892	$57,675,196	$2,112,696
Swedish Krona (sell)	1/7/2010	66,270,390	$9,204,111	$9,262,661	$(58,550)
					$3,349,389

     The Funds have adopted provisions surrounding disclosures and derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at December 31, 2009:

SA Global Fixed Income Fund

Asset Derivatives (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$3,483,200	$3,483,200

Liability Derivatives (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$133,811	$133,811

(1) Statements of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

(2) Statements of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

48

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

     Transactions in derivative instruments during the six months ended December 31, 2009, were as follows:

Realized Gain (Loss) (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(12,891,754)	$(12,891,754)

Change in Appreciation (Depreciation) (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$2,093,870	$2,093,870

(1)	Statements of Operations location: Realized gain (loss) on: Foreign currency transactions.

(2)	Statements of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the statement of operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

     The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. Inclusive of the open tax years prior to December 31, 2009, management has reviewed each Fund tax positions and determined that the implementation of these provisions did not have a material impact on any Fund’s financial statements.

49

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Trust records the amount recharacterized as dividend income as ordinary income and the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Manager under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund’s average daily net assets except SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund’s average daily net assets.

     The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with the Sub-Adviser. For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

50

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

     The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Manager contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017 at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Expense
Fund	Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

51

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

     The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year. As of December 31, 2009 the following amounts are subject to this recapture through June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013 respectively.

	Expires	Expires	Expires	Expires
Fund	June 30, 2010	June 30, 2011	June 30, 2012	June 30, 2013
SA U.S. Fixed Income Fund	$91,518	$338,741	$421,649	$243,423
SA Global Fixed Income Fund	1,213,221	1,808,704	1,509,522	681,553
SA U.S. Market Fund	397,403	812,402	702,908	315,640
SA U.S. Value Fund	457,530	582,446	519,503	263,777
SA U.S. Small Company Fund	439,165	899,872	760,572	383,603
SA International Value Fund	—	—	—	—
SA International Small Company Fund	32,140	65,623	185,664	75,116
SA Emerging Markets Value Fund	119,464	371,370	332,353	182,769
SA Real Estate Securities Fund	107,411	304,399	294,575	158,750

     Trustees’ Fees and Expenses — For their services as trustees, the trustees of the Trust receive an annual retainer fee of $50,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $5,000 per year. Effective January 1, 2010, the annual retainer fee will be $60,000 per year and the Chairman of the Board will receive an additional $6,000 per year.

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

52

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the year ended December 31, 2009 were as follows:

	Purchases
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$90,652,458	$27,868,156
SA Global Fixed Income Fund	29,950,820	68,801,191
SA U.S. Market Fund	—	4,459,511
SA U.S. Value Fund	—	31,129,516
SA U.S. Small Company Fund	—	15,242,596
SA International Value Fund	—	24,394,076
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	6,010,007
SA Real Estate Securities Fund	—	5,707,213

	Sales
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$51,237,920	$31,120,314
SA Global Fixed Income Fund	1,006,185	81,578,223
SA U.S. Market Fund	—	10,547,953
SA U.S. Value Fund	—	29,600,400
SA U.S. Small Company Fund	—	13,981,983
SA International Value Fund	—	47,643,011
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	4,769,274
SA Real Estate Securities Fund	—	194

     N/A — Refer to the financial statements of the DFA Portfolio, elsewhere in this report.

4. New Accounting Pronouncement

     In June 2009, an accounting standards codification (“Codification”) was established as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. As of the effective date, the Codification has superseded all then-existing non-SEC accounting and reporting standards. Concurrently, all non-grandfathered, non-SEC accounting literature not included in the Codification has been deemed non-authoritative. This Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.

53

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2009 (Unaudited) (Continued)

5. Subsequent Events

     In accordance with the provisions surrounding subsequent events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 26, 2010, the date of the financial statements issuance. Management has determined that there are no material events that would require disclosure in the Funds’ financial statement through this date.

54

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Funds’ Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on the Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Manager, Sub-Adviser, or Distributor (including affiliates of these entities) or the Trust.

     Those individuals listed in the table below whose names are marked with an asterisk (*) are “interested persons” of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Manager or Distributor (including affiliates of these entities) or the Trust. Each Trustee and executive officer of the Trust oversees all of the Funds.

55

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Trust	Time Served(1)	During Past 5 Years	Trustee	Directorships
Bryan W. Brown	Trustee	Since April 1999	Self-Employed Management	9	Director/
c/o LWI Financial Inc.			Consultant (financial and		Officer,
3055 Olin Ave.	Chairman of	Since	technological systems) (since		Friends of
Suite 2000	the Board of	December 2004	1992); Chief Financial Officer,		the California
San Jose, CA 95128	Trustees		Bioexpertise, Inc. (physician’s web-		Air & Space
Year of Birth: 1945			based continuing education) (since		Center
			2003); Chief Financial Officer,		(aviation
			PharmaGenias, Inc. (biotechnology		museum)
			and pharmaceutical clinical trial		(since 1999).
services) (2004-2008); Chief
Financial Officer, DISK-IOPS (a
patent licensing company in the life
science industry)
(since 2009).

Mark A. Schimbor	Trustee	Since July 2000	Instructor in Advanced Corporate	9	Advisory
c/o LWI Financial Inc.			Finance, U.C. Berkeley		Board
3055 Olin Ave.			International Diploma Program		Member,
Suite 2000			in Finance, and U.C. Berkeley		CompWest
San Jose, CA 95128			Extension (since 1999); Senior		Insurance
Year of Birth: 1945			Vice President, Lee Hecht Harrison		Company
			(career consulting company)		(since 2006)
(2002-2009); Director, John Muir
Health Foundation (1998-2007),
Chairman (2005-2006).

Harold M. Shefrin	Trustee	Since April 1999	Professor of Finance, Santa	9	Trustee,
c/o LWI Financial Inc.			Clara University (since 1978).		Masters’
3055 Olin Ave.					Select Funds
Suite 2000					Trust (5
San Jose, CA 95128					portfolios)
Year of Birth: 1948					(since
February
2005).

56

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Trust	Time Served(1)	During Past 5 Years	Trustee	Directorships
Alexander B. Potts*	President	Since	President and Chief Executive	N/A	None
Loring Ward Group Inc.	and Chief	January 2009	Officer of Loring Ward Group Inc.,
3055 Olin Ave.	Executive		Loring Ward Securities Inc. and
Suite 2000	Officer		LWI Financial Inc. (since January
San Jose, CA 95128			2009); President and Director of
Year of Birth: 1967			Werba Reinhard, Inc. (holding
company) (since 2008); Consultant
to Werba Reinhard, Inc. and
Werba Reinhard Holdings, Ltd.
(2007); Executive Vice President
and Chief Operating Officer,
LWI Financial Inc. (2006-2007);
President and Chief Executive
Officer and Director, Loring Ward
Securities Inc. (1999-2005).

Michael Clinton*	Chief	Since	Chief Financial Officer and	N/A	None
Loring Ward Group Inc.	Financial and	March 2009	Treasurer of Loring Ward Group
3055 Olin Ave.	Accounting		Inc., Loring Ward Securities Inc.
Suite 2000	Officer and		and LWI Financial Inc. (since
San Jose, CA 95128	Treasurer		March 2009); Vice President of
Year of Birth: 1966			Fund Administration at Charles
Schwab Investment Management
(2004 - 2009).

Steven K. McGinnis*	Vice	Since June 2006	Executive Vice President and	N/A	None
LWI Financial Inc.	President		Corporate Secretary, Loring
3055 Olin Ave.			Ward International Ltd. (since
Suite 2000	Chief Legal	Since June 2005	2007); Executive Vice President
San Jose, CA 95128	Officer		and General Counsel, Loring
Year of Birth: 1945			Ward Group Inc. (since 2007);
	Chief	Since	Executive Vice President, General
	Compliance	February 2005	Counsel, and Chief Compliance
	Officer and		Officer, LWI Financial Inc. (since
	Anti-Money		July 2007); Vice President, LWI
	Laundering		Financial Inc. (2005 to 2007).
Compliance
Officer

57

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Number of
		Term of		Funds in
	Position(s)	Office and	Principal	Fund Complex	Other
Name, Address	Held with	Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Trust	Time Served(1)	During Past 5 Years	Trustee	Directorships
Marcy Tsagarakis*	Secretary	Since June 2006	Fund Administrator, LWI Financial	N/A	None
LWI Financial Inc.			Inc. (since 2005).
3055 Olin Ave.
Suite 2000
San Jose, CA 95128
Year of Birth: 1971

(1)
Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board and each officer serves until he or she dies, resigns, or is removed.

TheFunds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

Understanding Your Fund’s Expenses Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administration services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2009 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund verses other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

58

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,007.00	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.31

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,028.00	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,217.00	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

59

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,259.00	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,241.00	$6.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,232.00	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$,019.00	$6.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Fund’s expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances. For the six month period ending December 31, 2009, the Fund operated below its expense limitation.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the fund’s current prospectus.

60

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,202.00	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA International Small Company Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended October 31, 2009, the annualized expense ratio of the DFA International Small Company Portfolio was 0.57%.

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,363.00	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09-12/31/09
Actual	$1,000.00	$1,452.00	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Manager and may be recovered by the Manager under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

61

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

62

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**
Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
REITs	Real Estate Investment Trusts
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES (Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLE
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,372.40	0.57%	$3.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.33	0.57%	$2.91
____________________

*
Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

64

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

65

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company		$1,564,409,202
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		1,012,735,411
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		756,731,483
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		616,735,429
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		425,258,827
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,305,720,919)		$4,375,870,352

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by $18,050,000 FNMA 5.00%, 08/25/18, valued
at $13,258,521) to be repurchased at $13,060,276
(Cost $13,060,000)	$13,060	13,060,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,318,780,919)^		$4,388,930,352
____________________

^	The cost for federal income tax purposes is $4,329,735,170.

     Summary of inputs used to value the Portfolio’s investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,375,870,352	—	—	$4,375,870,352
Temporary Cash Investments	—	$13,060,000	—	13,060,000
TOTAL	$4,375,870,352	$13,060,000	—	$4,388,930,352

See accompanying notes to financial statements.
66

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2009

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,519,912,526
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,068,920,039
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	742,599,754
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	579,094,079
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	365,189,000
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $4,294,422,039)	$4,275,715,398

     Summary of inputs used to value the Portfolio’s investments as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,275,715,398	—	—	$4,275,715,398

See accompanying notes to financial statements.
67

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,375,870
Temporary Cash Investments at Value & Cost	13,060
Cash	16
Prepaid Expenses and Other Assets	16
Total Assets	4,388,962
LIABILITIES:
Payables:
Due to Advisor	1,458
Accrued Expenses and Other Liabilities	225
Total Liabilities	1,683
NET ASSETS	$4,387,279
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,387,279 and shares outstanding
of 308,343,050	$14.23
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$4,305,720
NET ASSETS CONSIST OF:
Paid-In Capital	$4,564,345
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(10,171)
Accumulated Net Realized Gain (Loss)	(237,083)
Net Unrealized Foreign Exchange Gain (Loss)	38
Net Unrealized Appreciation (Depreciation)	70,150
NET ASSETS	$4,387,279

See accompanying notes to financial statements.
68

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,275,715
Receivables:
Fund Shares Sold	1,809
Prepaid Expenses and Other Assets	25
Total Assets	4,277,549
LIABILITIES:
Payables:
Fund Shares Redeemed	4,028
Due to Advisor	1,459
Loan Payable	1,970
Accrued Expenses and Other Liabilities	228
Total Liabilities	7,685
NET ASSETS	$4,269,864
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,269,864 and shares outstanding
of 305,149,395	$13.99
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$4,294,421
NET ASSETS CONSIST OF:
Paid-In Capital	$4,510,524
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	13,949
Accumulated Net Realized Gain (Loss)	(236,142)
Net Unrealized Foreign Exchange Gain (Loss)	239
Net Unrealized Appreciation (Depreciation)	(18,706)
NET ASSETS	$4,269,864

See accompanying notes to financial statements.
69

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009
(Amounts in thousands)

Investment Income*
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,806)	$89,418
Interest	106
Income from Securities Lending	13,207
Expenses Allocated from Affiliated Investment Company	(5,258)
Total Net Investment Income Received from
Affiliated Investment Companies	97,473
Fund Investment Income
Interest	21
Total Fund Investment Income	21
Fund Expenses
Administrative Services Fees	13,452
Accounting & Transfer Agent Fees	77
Filing Fees	107
Shareholders’ Reports	189
Directors’/Trustees’ Fees & Expenses	59
Professional Fees	36
Other	34
Total Expenses	13,954
Net Investment Income (Loss)	83,540
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	(110,040)
Futures	592
Foreign Currency Transactions	1,180
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,280,471
Futures	1
Translation of Foreign Currency
Denominated Amounts	(297)
Net Realized and Unrealized Gain (Loss)	1,171,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,255,447

____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying notes to financial statements.
70

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

		Period
	Year	Dec. 1,	Year
	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,540	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(110,040)	(120,455)	331,045
Futures	592	(569)	—
Foreign Currency Transactions	1,180	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,280,471	(2,759,513)	162,772
Futures	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(297)	188	160
Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,447	(2,752,030)	603,669
Distributions From:
Net Investment Income:
Institutional Class Shares	(81,118)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	(278,291)	(129,328)
Total Distributions	(81,118)	(447,235)	(271,571)
Capital Share Transactions (1):
Shares Issued	890,444	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	77,147	430,141	258,985
Shares Redeemed	(956,429)	(1,071,124)	(625,483)
Net Increase (Decrease) from Capital Share Transactions	11,162	686,429	719,040
Total Increase (Decrease) in Net Assets	1,185,491	(2,512,836)	1,051,138
Net Assets
Beginning of Period	3,084,373	5,597,209	4,546,071
End of Period	$4,269,864	$3,084,373	$5,597,209
(1) Shares Issued and Redeemed:
Shares Issued	81,822	83,183	52,082
Shares Issued in Lieu of Cash Distributions	6,961	24,110	13,230
Shares Redeemed	(89,990)	(70,097)	(30,074)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,207)	37,196	35,238
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$13,949	$8,898	$6,151

See accompanying notes to financial statements.
71

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period
Year	Dec. 1,	Year	Year	Year	Year
Ended	2007 to	Ended	Ended	Ended	Ended
Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of
Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on
Securities (Realized and
Unrealized)	3.91	(9.55)	2.07	4.02	2.38	3.24
Total From Investment
Operations	4.19	(9.11)	2.50	4.38	2.69	3.46
Less Distributions
Net Investment Income	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—
Total Distributions	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)
Net Asset Value, End of Period	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12
Total Return	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%
Net Assets, End of Period
(thousands)	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average
Net Assets (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average
Net Assets (Excluding Waivers
and Assumption of Expenses
and/or Recovery of Previously
Waived Fees) (D)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income
to Average Net Assets	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
72

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors.The Fund consists of fifty-seven operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/09
International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	85%
	The United Kingdom Small Company Series	96%
	The Continental Small Company Series	93%
	The Canadian Small Company Series	100%

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: Master Fund shares held by the International Small Company Portfolio are valued at their respective daily net asset value. The Portfolio’s investments reflect proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     • Level 1 – quoted prices in active markets for identical securities

     • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

73

A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolio recognize its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from it respective Master Funds, which are treated as a partnership for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrue such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the year ended October 31, 2009, the Portfolio’s administrative services fees was accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fees and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis.The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolios is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2009, there were no fees waived subject to future recovery by the Advisor.

74

     The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $197 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2009, the total liability for deferred compensation to Directors/Trustees was $96 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$(8,890)	$2,627	$6,263

     The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2007	$147,606	$139,397	$287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

75

     At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed		Total Net
Net Investment		Distributable
Income and	Capital	Earnings
Short-Term	Loss	(Accumulated
Capital Gains	Carryforward	Losses)
$22,490	$(227,832)	$(205,342)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards available in the amount of $133,454 and $94,378 to offset future realized capital gains expiring in the years 2016 and 2017, respectively.

     Some of the investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes (amounts in thousands):

Mark to Market	Realized Gains
$8,444	$574

     At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$4,311,177	$727,413	$(762,875)	$(35,462)

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

76

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

     For the year ended October 31, 2009, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred	the Period
0.92%	$3,301	45	$4	$9,459

     At October 31, 2009, International Small Company Portfolio had loans outstanding in the amounts of $1,970 (in thousands).

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

     At October 31, 2009, there were two shareholders that held approximate 51% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2009

78

RESULTS OF THE SHAREHOLDER MEETING

     On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

										Percent of Outstanding
		Shares Voted								Shares Voted
						Abstain/						Abstain/
		For	%	Against	%	WithHold	%	NonVote	%	For	Against	WithHold
Proposal 1: Election of
Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%			81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%			81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%			81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%			81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%			81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%			81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%			81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%			81.55%	0.00%	5.25%

Percent of Outstanding
	Shares Voted						Shares Voted
					Abstain/				Abstain /
	For	%	Against	%	WithHold	%	For	Against	WithHold
Proposal 2: To approve Articles of
Amendment and Restatement
for DFAIDG*	3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

International Small Company Portfolio

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	146,761,050	82.53%	5,759,650	3.24%	25,304,179	14.23%	49.23%	1.93%	8.49%
5b	Making Loans	146,487,502	82.38%	5,764,592	3.24%	25,572,786	14.38%	49.13%	1.93%	8.58%
5c	Investments in Real Estate	136,816,309	76.94%	15,717,711	8.84%	25,290,860	14.22%	45.89%	5.27%	8.48%
5d	Investments in Commodities	146,666,615	82.48%	5,882,289	3.31%	25,275,976	14.21%	49.19%	1.97%	8.48%
5e	Diversification of Investments	147,253,567	82.81%	5,304,294	2.98%	25,267,019	14.21%	49.39%	1.78%	8.48%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or
	Hypothecating Assets	146,450,914	82.36%	6,115,754	3.44%	25,258,212	14.20%	49.12%	2.05%	8.47%
6b	Purchasing Securities on Margin	146,093,000	82.16%	6,478,434	3.64%	25,253,445	14.20%	49.00%	2.17%	8.47%
6d	Investing for the Purpose of
	Exercising Control	146,487,649	82.38%	6,046,180	3.40%	25,291,052	14.22%	49.13%	2.03%	8.48%
6e	Investing in Other Investment
	Companies	150,205,417	84.47%	2,351,498	1.32%	25,267,965	14.21%	50.38%	0.79%	8.48%
6f	Management Ownership of
	Securities of an Issuer	147,009,760	82.67%	5,540,873	3.12%	25,274,247	14.21%	49.31%	1.86%	8.48%
6g	Investing in Oil, Gas, or other
	Mineral Exploration, Leases or
	Development Programs	132,479,321	74.50%	20,087,264	11.30%	25,258,295	14.20%	44.44%	6.74%	8.47%
6h	Investing in Securities of
	Unseasoned Issuers	137,270,123	77.19%	15,257,960	8.58%	25,296,797	14.23%	46.04%	5.12%	8.49%
6i	Investing in Warrants	148,246,012	83.37%	4,311,609	2.42%	25,267,259	14.21%	49.72%	1.45%	8.48%
6j	Writing or Acquiring Options	133,979,497	75.34%	18,558,642	10.44%	25,286,741	14.22%	44.94%	6.22%	8.48%

79

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

80

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2009
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,228.70	0.16%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,674.70	0.17%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

81

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/09	10/31/09	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,337.60	0.14%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,396.50	0.16%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,464.20	0.16%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

82

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	REITs	Services	Utilities	Other	Total
The Japanese Small
Company Series	21.1%	10.4%	1.4%	10.4%	4.0%	27.4%	11.5%	12.9%	—	0.1%	0.8%	—	100.0%
The Asia Pacific
Small Company Series	23.1%	4.1%	6.8%	13.0%	6.6%	23.4%	5.0%	12.3%	0.2%	1.8%	3.6%	0.1%	100.0%
The United Kingdom Small
Company Series	21.0%	4.3%	5.3%	14.2%	3.6%	33.0%	13.0%	4.4%	—	0.7%	0.5%	—	100.0%
The Continental Small
Company Series	14.2%	7.0%	5.4%	17.3%	8.3%	25.8%	8.6%	9.6%	—	1.0%	2.8%	—	100.0%
The Canadian Small
Company Series	13.6%	2.8%	20.6%	7.8%	4.9%	7.9%	6.4%	35.2%	—	0.4%	0.4%	—	100.0%

83

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.1%)
Consumer Discretionary — (18.9%)
#Edion Corp.	266,500	$2,879,338	0.3%
#K’s Holdings Corp.	130,772	3,925,693	0.4%
Nissan Shatai Co., Ltd.	407,023	3,637,130	0.3%
PanaHome Corp.	440,200	2,834,155	0.3%
#Saizeriya Co., Ltd.	168,800	2,770,086	0.2%
Shochiku Co., Ltd.	416,400	3,696,496	0.3%
Other Securities		216,474,423	19.3%
Total Consumer Discretionary		236,217,321	21.1%

Consumer Staples — (9.1%)
Fancl Corp.	170,300	3,078,359	0.3%
Life Corp.	183,900	3,162,984	0.3%
*Megmilk Snow Brand Co., Ltd.	180,000	2,647,769	0.2%
Morinaga Milk Industry Co., Ltd.	852,000	3,368,645	0.3%
Nippon Flour Mills Co., Ltd.	604,000	3,004,560	0.3%
#Nisshin Oillio Group, Ltd. (The)	548,000	2,754,976	0.2%
#Pigeon Corp.	67,800	2,654,857	0.2%
Ryoshoku, Ltd.	110,500	2,890,487	0.3%
Other Securities		90,805,152	8.1%
Total Consumer Staples		114,367,789	10.2%

Energy — (1.2%)
Other Securities		14,886,715	1.3%

Financials — (9.4%)
Akita Bank, Ltd. (The)	666,400	2,615,122	0.2%
#Bank of Iwate, Ltd. (The)	57,400	3,167,980	0.3%
Bank of Okinawa, Ltd. (The)	74,500	2,740,033	0.2%
Century Tokyo Leasing Corp.	308,990	3,288,960	0.3%
#Fukui Bank, Ltd. (The)	841,000	2,708,070	0.2%
Okasan Securities Group, Inc.	594,000	2,876,911	0.3%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,517,287	0.3%
#Tokyo Tatemono Co., Ltd.	722,000	2,777,336	0.3%
Yamagata Bank, Ltd.	584,500	2,748,098	0.3%
Other Securities		91,210,003	8.1%
Total Financials		117,649,800	10.5%

Health Care — (3.4%)
Kaken Pharmaceutical Co., Ltd.	348,000	2,956,775	0.3%
Nippon Shinyaku Co., Ltd.	237,000	2,650,027	0.2%
Nipro Corp	180,100	3,725,398	0.3%
Other Securities		32,948,984	3.0%
Total Health Care		42,281,184	3.8%

84

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (24.3%)
#Daiseki Co., Ltd.	147,263	$2,969,960	0.3%
Futaba Corp.	159,500	2,820,885	0.3%
Hanwa Co., Ltd.	726,000	2,639,299	0.2%
#Meidensha Corp.	764,050	3,446,728	0.3%
Miura Co., Ltd.	132,100	3,344,167	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,641,224	0.2%
Takara Standard Co., Ltd.	515,000	2,864,420	0.3%
Toshiba Plant Kensetsu Co., Ltd.	219,450	2,770,397	0.2%
Other Securities		280,653,917	25.1%
Total Industrials		304,150,997	27.2%

Information Technology — (10.5%)
*Alps Electric Co., Ltd.	487,500	2,860,115	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	652,000	2,876,055	0.3%
IT Holdings Corp.	262,001	2,998,865	0.3%
Nichicon Corp.	265,000	2,810,656	0.2%
Ryosan Co., Ltd.	122,000	2,870,369	0.2%
Taiyo Yuden Co., Ltd.	230,000	2,977,634	0.3%
Other Securities		113,822,942	10.2%
Total Information Technology		131,216,636	11.7%

Materials — (11.6%)
Adeka Corp.	341,200	3,013,213	0.3%
#FP Corp.	63,900	2,884,037	0.2%
#Hokuetsu Kishu Paper Co., Ltd.	601,199	2,998,010	0.3%
Kureha Corp.	627,500	3,094,792	0.3%
Nifco, Inc.	162,700	3,250,123	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,730,498	0.2%
#Nippon Paint Co., Ltd.	727,200	4,400,761	0.4%
NOF Corp.	701,000	2,935,926	0.3%
Toagosei Co., Ltd.	897,000	3,376,161	0.3%
Other Securities		116,795,627	10.4%
Total Materials		145,479,148	13.0%

Telecommunication Services — (0.0%)
Other Securities		587,449	0.0%

Utilities — (0.7%)
#Saibu Gas Co., Ltd.	1,291,000	3,526,884	0.3%
Other Securities		5,451,029	0.5%
Total Utilities		8,977,913	0.8%
TOTAL COMMON STOCKS		1,115,814,952	99.6%

85

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by $995,000 FNMA 6.50%, 06/25/39,
valued at $1,033,556) to be repurchased at $1,018,027	$1,018	$1,018,000	0.1%

	Shares
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	135,089,336	135,089,336	12.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,528,661,522)^		$1,251,922,288	111.8%

____________________

^	The cost for federal income taxes is $1,530,292,520.

Summary of inputs used to value the Series’ investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,511,677	$234,705,644	—	$236,217,321
Consumer Staples	2,647,769	111,720,020	—	114,367,789
Energy	—	14,886,715	—	14,886,715
Financials	37,397	117,612,403	—	117,649,800
Health Care	—	42,281,184	—	42,281,184
Industrials	158,158	303,992,839	—	304,150,997
Information Technology	—	131,216,636	—	131,216,636
Materials	—	145,479,148	—	145,479,148
Telecommunication Services	—	587,449	—	587,449
Utilities	—	8,977,913	—	8,977,913
Temporary Cash Investments	—	1,018,000	—	1,018,000
Securities Lending Collateral	—	135,089,336	—	135,089,336
TOTAL	$4,355,001	$1,247,567,287	—	$1,251,922,288

See accompanying notes to financial statements.
86

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2009
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.5%)
AUSTRALIA — (49.5%)
	Adelaide Brighton, Ltd.	1,480,311	$3,642,820	0.5%
#*	Andean Resources, Ltd.	1,464,837	3,410,549	0.5%
	Ansell, Ltd.	319,734	3,120,717	0.4%
#	APA Group, Ltd.	1,056,000	3,300,422	0.5%
*	Austar United Communications, Ltd.	3,107,163	3,937,591	0.5%
	Australian Infrastructure Fund	2,805,723	4,460,920	0.6%
#	Australian Pharmaceutical Industries, Ltd.	9,080,448	5,625,602	0.8%
	Australian Worldwide Exploration, Ltd.	1,482,305	3,710,803	0.5%
#*	AWB, Ltd.	3,807,619	3,841,200	0.5%
	Beach Petroleum, Ltd.	3,678,501	3,026,334	0.4%
#*	Boart Longyear Group	10,774,655	3,403,760	0.5%
#	Bradken, Ltd.	582,247	3,539,806	0.5%
#	Campbell Brothers, Ltd.	284,996	7,682,006	1.1%
	Centennial Coal Co., Ltd.	1,196,500	4,259,240	0.6%
	Challenger Financial Services Group, Ltd.	1,750,037	6,587,036	0.9%
#	ConnectEast Group, Ltd.	8,774,019	3,406,073	0.5%
#	David Jones, Ltd.	1,296,067	6,235,742	0.9%
	Downer EDI, Ltd.	712,779	5,936,070	0.8%
#	DUET Group, Ltd.	2,903,270	4,655,851	0.6%
#	Flight Centre, Ltd.	192,954	3,173,180	0.4%
#	Healthscope, Ltd.	857,741	3,889,633	0.5%
#	Invocare, Ltd.	634,477	3,498,280	0.5%
#	IOOF Holdings, Ltd.	950,183	5,137,390	0.7%
#	JB Hi-Fi, Ltd.	281,420	5,680,841	0.8%
#*	Karoon Gas Australia, Ltd.	628,673	5,929,306	0.8%
	Kingsgate Consolidated, Ltd.	395,739	3,262,824	0.5%
#	Monadelphous Group, Ltd.	302,955	3,889,950	0.5%
#*	Mount Gibson Iron, Ltd.	3,114,599	4,590,277	0.6%
	Navitas, Ltd.	1,205,167	4,434,933	0.6%
*	Pacific Brands, Ltd.	4,412,120	4,450,613	0.6%
*	PanAust, Ltd.	8,757,197	4,409,472	0.6%
#	Perpetual Trustees Australia, Ltd.	96,280	3,190,023	0.4%
	Reece Australia, Ltd.	238,457	5,241,240	0.7%
#*	Riversdale Mining, Ltd.	692,356	4,437,574	0.6%
	Seek, Ltd.	666,916	4,118,288	0.6%
	Sigma Pharmaceuticals, Ltd.	4,862,235	4,311,837	0.6%
	Spark Infrastructure Group, Ltd.	2,596,492	3,214,373	0.5%
	Spotless Group, Ltd.	1,144,847	3,016,860	0.4%
	Super Cheap Auto Group, Ltd.	718,503	3,482,575	0.5%
*	Tap Oil, Ltd.	3,940,285	4,134,551	0.6%
#	Ten Network Holdings, Ltd.	2,056,782	3,008,571	0.4%
	Transfield Services, Ltd.	814,645	3,088,855	0.4%
	United Group, Ltd.	332,576	4,238,528	0.6%
#	West Australian Newspapers Holdings, Ltd.	709,322	5,125,783	0.7%
	Wotif.com Holdings, Ltd.	511,332	3,180,832	0.4%
	Other Securities		233,589,466	32.2%
TOTAL AUSTRALIA			423,508,597	58.3%

87

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (17.7%)
Daphne International Holdings, Ltd.	4,086,000	$3,281,400	0.5%
Other Securities		148,251,995	20.4%
TOTAL HONG KONG		151,533,395	20.9%

MALAYSIA — (0.0%)
Other Securities		3,768	0.0%

NEW ZEALAND — (5.7%)
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,908,726	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	6,054,654	0.9%
Other Securities		36,517,157	5.0%
TOTAL NEW ZEALAND		48,480,537	6.7%

SINGAPORE — (11.6%)
#Hyflux, Ltd.	1,230,000	3,085,129	0.4%
Venture Corp., Ltd.	504,000	3,161,739	0.4%
Other Securities		93,439,877	12.9%
TOTAL SINGAPORE		99,686,745	13.7%
TOTAL COMMON STOCKS		723,213,042	99.6%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		553,429	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		31,911	0.0%

HONG KONG — (0.0%)
Other Securities		184,080	0.0%

SINGAPORE — (0.0%)
Other Securities		79,192	0.0%
TOTAL RIGHTS/WARRANTS		295,183	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by $90,000 FNMA 6.50%, 06/25/39,
valued at $93,825) to be repurchased at $89,002	$89	89,000	0.0%

88

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund LP	132,160,243	$132,160,243	18.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $750,746,690)^		$856,310,897	117.9%
____________________

^	The cost for federal income taxes is $754,865,151.

Summary of inputs used to value the Series’ investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,392,457	$421,116,140	—	$423,508,597
Hong Kong	1,832,220	149,701,175	—	151,533,395
Malaysia	—	3,768	—	3,768
New Zealand	60,268	48,420,269	—	48,480,537
Singapore	1,237,693	98,449,052	—	99,686,745
Preferred Stocks
Australia	—	553,429	—	553,429
Rights/Warrants
Australia	3,526	28,385	—	31,911
Hong Kong	33,110	150,970	—	184,080
Singapore	79,192	—	—	79,192
Temporary Cash Investments	—	89,000	—	89,000
Securities Lending Collateral	—	132,160,243	—	132,160,243
TOTAL	$5,638,466	$850,672,431	—	$856,310,897

See accompanying notes to financial statements.
89

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.4%)
Consumer Discretionary — (20.6%)
Aegis Group P.L.C.	3,279,567	$6,334,110	0.8%
Bellway P.L.C.	420,170	5,538,289	0.7%
*DSG International P.L.C.	10,089,373	5,913,343	0.8%
Halfords Group P.L.C.	830,662	5,345,526	0.7%
Informa P.L.C.	1,449,124	7,449,766	0.9%
United Business Media P.L.C.	864,643	6,454,937	0.8%
Other Securities		128,220,669	16.3%
Total Consumer Discretionary		165,256,640	21.0%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,341,476	5,816,216	0.7%
Other Securities		27,878,489	3.6%
Total Consumer Staples		33,694,705	4.3%

Energy — (4.8%)
*Dana Petroleum P.L.C.	333,328	6,306,971	0.8%
*Premier Oil P.L.C.	335,099	5,953,095	0.8%
*Soco International P.L.C.	250,160	5,407,283	0.7%
Other Securities		21,328,334	2.7%
Total Energy		38,995,683	5.0%

Financials — (13.1%)
Aberdeen Asset Management P.L.C.	2,558,118	5,496,878	0.7%
Amlin P.L.C.	1,027,564	5,933,252	0.8%
Catlin Group, Ltd.	977,375	5,351,703	0.7%
Close Brothers Group P.L.C.	481,680	5,352,868	0.7%
#Henderson Group P.L.C.	2,936,019	5,864,729	0.7%
Hiscox, Ltd.	1,517,006	7,730,380	1.0%
IG Group Holdings P.L.C.	1,241,907	7,598,988	1.0%
Jardine Lloyd Thompson Group P.L.C.	631,736	4,926,053	0.6%
#Provident Financial P.L.C.	485,695	7,241,619	0.9%
Other Securities		49,703,536	6.3%
Total Financials		105,200,006	13.4%

Health Care — (3.5%)
SSL International P.L.C.	753,239	9,514,331	1.2%
Other Securities		18,433,885	2.4%
Total Health Care		27,948,216	3.6%

90

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (32.6%)
Aggreko P.L.C.	611,546	$9,129,523	1.2%
Arriva P.L.C.	655,941	5,232,876	0.7%
Babcock International Group P.L.C.	843,262	8,089,536	1.0%
Carillion P.L.C.	1,523,518	7,439,186	0.9%
Charter International P.L.C.	614,873	7,122,885	0.9%
Chemring Group P.L.C.	128,869	6,083,051	0.8%
De la Rue P.L.C.	387,017	6,151,128	0.8%
*Firstgroup P.L.C.	753,510	5,154,488	0.7%
Hays P.L.C.	4,879,374	8,159,388	1.0%
#Homeserve P.L.C.	224,472	6,110,120	0.8%
IMI P.L.C.	1,191,221	9,936,326	1.3%
Intertek Group P.L.C.	539,854	10,911,562	1.4%
Meggitt P.L.C.	1,630,199	6,824,532	0.9%
Michael Page International P.L.C.	1,235,568	7,522,604	1.0%
Qinetiq P.L.C.	2,172,472	5,667,987	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	6,020,306	0.8%
Tomkins P.L.C.	3,282,427	10,200,216	1.3%
*Travis Perkins P.L.C.	482,448	6,607,189	0.8%
Ultra Electronics Holdings P.L.C.	267,145	5,904,969	0.7%
VT Group P.L.C.	677,021	5,650,909	0.7%
Weir Group P.L.C. (The)	479,090	5,525,084	0.7%
Other Securities		111,807,993	14.2%
Total Industrials		261,251,858	33.3%

Information Technology — (13.0%)
ARM Holdings P.L.C.	4,777,637	13,642,241	1.7%
Dimension Data Holdings P.L.C.	5,576,955	6,712,395	0.9%
Halma P.L.C.	1,486,473	5,834,464	0.8%
Logica P.L.C.	3,167,765	5,795,756	0.7%
*Misys P.L.C.	1,978,560	6,867,857	0.9%
Rotork P.L.C.	348,025	6,650,079	0.9%
Spectris P.L.C.	490,382	5,832,775	0.7%
Other Securities		52,889,065	6.7%
Total Information Technology		104,224,632	13.3%

Materials — (4.3%)
Croda International P.L.C.	484,717	6,249,976	0.8%
Mondi P.L.C.	943,611	5,062,489	0.6%
Other Securities		23,484,988	3.0%
Total Materials		34,797,453	4.4%

Telecommunication Services — (0.7%)
Other Securities		5,608,098	0.7%

Utilities — (0.6%)
Other Securities		4,684,284	0.6%
TOTAL COMMON STOCKS		781,661,575	99.6%

91

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by $435,000 FNMA 6.50%, 06/25/39,
valued at $453,488) to be repurchased at $443,009	$443	$443,000	0.0%

	Shares
SECURITIES LENDING COLLATERAL — (2.5%)
§@DFA Short Term Investment Fund LP	20,080,643	20,080,643	2.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $843,151,274)^		$802,185,218	102.2%
____________________

^       The cost for federal income tax purposes is $847,789,203.

Summary of inputs used to value the Series’ investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$165,256,640	—	$165,256,640
Consumer Staples	—	33,694,705	—	33,694,705
Energy	—	38,995,683	—	38,995,683
Financials	$654	105,199,352	—	105,200,006
Health Care	—	27,948,216	—	27,948,216
Industrials	179,215	261,072,643	—	261,251,858
Information Technology	—	104,224,632	—	104,224,632
Materials	—	34,797,453	—	34,797,453
Telecommunication Services	—	5,608,098	—	5,608,098
Utilities	—	4,684,284	—	4,684,284
Temporary Cash Investments	—	443,000	—	443,000
Securities Lending Collateral	—	20,080,643	—	20,080,643
TOTAL	$179,869	$802,005,349	—	$802,185,218

See accompanying notes to financial statements.
92

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2009
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.6%)
AUSTRIA — (2.8%)
Andritz AG	116,739	$6,730,134	0.4%
Other Securities		46,048,280	2.7%
TOTAL AUSTRIA		52,778,414	3.1%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	6,080,434	0.4%
Bekaert SA	56,385	8,701,973	0.5%
Other Securities		56,590,023	3.4%
TOTAL BELGIUM		71,372,430	4.3%

DENMARK — (2.3%)
Other Securities		42,990,417	2.6%

FINLAND — (7.4%)
Elisa Oyj	276,614	6,313,547	0.4%
KCI Konecranes Oyj	232,703	6,351,673	0.4%
*Metso Corp. Oyj	206,460	7,262,304	0.4%
*M-Real Oyj Series B	3,798,185	8,280,252	0.5%
#Nokian Renkaat Oyj	325,926	7,903,376	0.5%
Tieto Oyj	277,638	5,768,678	0.3%
Other Securities		98,206,624	5.9%
TOTAL FINLAND		140,086,454	8.4%

FRANCE — (12.0%)
Arkema SA	199,362	7,391,077	0.4%
#*Atos Origin SA	143,571	6,577,491	0.4%
#Bourbon SA	155,756	5,849,865	0.3%
*Gemalto NV	149,247	6,492,880	0.4%
Nexans SA	92,377	7,337,847	0.4%
Societe BIC SA	84,787	5,857,509	0.4%
#*Valeo SA	232,962	8,153,646	0.5%
Other Securities		179,339,813	10.7%
TOTAL FRANCE		227,000,128	13.5%

GERMANY — (13.6%)
*Aareal Bank AG	561,290	10,540,296	0.6%
Aixtron AG	259,027	8,631,086	0.5%
Aurubis AG	144,707	6,196,759	0.4%
Bilfinger Berger AG	162,980	12,463,276	0.7%
DVB Bank SE	173,470	6,239,085	0.4%
Lanxess AG	218,704	8,296,086	0.5%
MTU Aero Engines Holding AG	163,223	8,846,110	0.5%
*QIAGEN NV	257,056	5,785,323	0.3%
Rheinmetall AG	107,359	6,770,388	0.4%
Rhoen-Klinikum AG	379,608	9,211,818	0.5%
#*SGL Carbon SE	217,830	6,448,606	0.4%
93

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Software AG	70,053	$7,633,242	0.5%
Stada Arzneimittel AG	173,213	6,018,164	0.4%
Wincor Nixdorf AG	112,151	7,681,092	0.5%
Other Securities		146,124,927	8.7%
TOTAL GERMANY		256,886,258	15.3%

GREECE — (2.9%)
Other Securities		54,515,489	3.2%
IRELAND — (2.6%)
DCC P.L.C.	308,989	8,614,607	0.5%
*Dragon Oil P.L.C.	1,347,570	8,377,235	0.5%
Paddy Power P.L.C.	180,573	6,407,538	0.4%
Other Securities		24,891,661	1.5%
TOTAL IRELAND		48,291,041	2.9%

ITALY — (7.7%)
Azimut Holding SpA	424,469	5,674,622	0.4%
Banca Popolare di Milano Scarl	1,012,836	7,195,948	0.4%
Other Securities		131,437,963	7.8%
TOTAL ITALY		144,308,533	8.6%

NETHERLANDS — (5.6%)
Imtech NV	240,919	6,492,022	0.4%
Nutreco Holding NV	136,273	7,659,938	0.5%
Other Securities		90,792,586	5.4%
TOTAL NETHERLANDS		104,944,546	6.3%

NORWAY — (4.1%)
Tandberg ASA Series A	208,204	5,921,419	0.4%
*TGS Nopec Geophysical Co. ASA	404,241	7,301,387	0.4%
Other Securities		63,343,726	3.8%
TOTAL NORWAY		76,566,532	4.6%

PORTUGAL — (1.4%)
Other Securities		25,967,041	1.5%

SPAIN — (4.9%)
Ebro Puleva SA	312,280	6,491,960	0.4%
Other Securities		86,460,325	5.1%
TOTAL SPAIN		92,952,285	5.5%

SWEDEN — (5.9%)
Boliden AB	497,124	6,370,274	0.4%
#Elekta AB Series B	302,500	7,190,172	0.4%
*Trelleborg AB Series B	878,565	6,527,012	0.4%
Other Securities		91,973,367	5.5%
TOTAL SWEDEN		112,060,825	6.7%

94

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (11.6%)
*Aryzta AG	265,691	$9,895,331	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,517,880	0.4%
*Clariant AG	756,817	8,949,447	0.5%
#PSP Swiss Property AG	141,111	7,969,637	0.5%
Sika AG	4,203	6,535,253	0.4%
Swiss Prime Site AG	163,073	9,147,584	0.5%
#Valiant Holding AG	33,293	6,500,414	0.4%
Other Securities		162,355,637	9.7%
TOTAL SWITZERLAND		217,871,183	13.0%
TOTAL COMMON STOCKS		1,668,591,576	99.5%
PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,706,038	0.1%
RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
Other Securities		1,675	0.0%
DENMARK — (0.1%)
Other Securities		333,786	0.0%

FRANCE — (0.0%)
Other Securities		2,523	0.0%

IRELAND — (0.0%)
Other Securities		224,589	0.0%

ITALY — (0.0%)
Other Securities		7,141	0.0%

NORWAY — (0.0%)
Other Securities		7,772	0.0%

SWEDEN — (0.0%)
Other Securities		185,284	0.0%
TOTAL RIGHTS/WARRANTS		762,770	0.0%

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, Pnc Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by $2,395,000 FNMA 6.50%, 06/25/39,
valued at $2,496,788) to be repurchased at $2,455,052	$2,455	2,455,000	0.2%

	Shares
SECURITIES LENDING COLLATERAL — (11.1%)
§@DFA Short Term Investment Fund LP	209,655,533	209,655,533	12.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,672,585,621)^		$1,883,170,917	112.3%

____________________

^       The cost for federal income tax purposes is $1,674,205,494.

95

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$206,072	$52,572,342	—	$52,778,414
Belgium	584,111	70,788,319	—	71,372,430
Denmark	66,463	42,923,954	—	42,990,417
Finland	—	140,086,454	—	140,086,454
France	63,145	226,936,983	—	227,000,128
Germany	774,733	256,111,525	—	256,886,258
Greece	28,599	54,486,890	—	54,515,489
Ireland	—	48,291,041	—	48,291,041
Italy	—	144,308,533	—	144,308,533
Netherlands	923,598	104,020,948	—	104,944,546
Norway	6,378	76,560,154	—	76,566,532
Portugal	317,905	25,649,136	—	25,967,041
Spain	—	92,952,285	—	92,952,285
Sweden	—	112,060,825	—	112,060,825
Switzerland	2,991,636	214,879,547	—	217,871,183
Preferred Stocks
Switzerland	1,706,038	—	—	1,706,038
Rights/Warrants
Belgium	1,675	—	—	1,675
Denmark	—	333,786	—	333,786
France	2,521	2	—	2,523
Ireland	224,589	—	—	224,589
Italy	7,141	—	—	7,141
Norway	—	7,772	—	7,772
Sweden	185,284	—	—	185,284
Temporary Cash Investments	—	2,455,000	—	2,455,000
Securities Lending Collateral	—	209,655,533	—	209,655,533
TOTAL	$8,089,888	$1,875,081,029	—	$1,883,170,917

See accompanying notes to financial statements.
96

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2009
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (83.8%)
Consumer Discretionary — (11.7%)
#	Astral Media, Inc. Class A	186,347	$5,927,967	1.4%
	Corus Entertainment, Inc. Class B	278,300	5,282,072	1.2%
	Dorel Industries, Inc. Class B	107,500	3,344,696	0.8%
#*	Gildan Activewear, Inc.	246,010	6,045,281	1.4%
	Groupe Aeroplan, Inc.	483,108	5,030,402	1.2%
	Quebecor, Inc. Class B	159,493	4,151,073	1.0%
	Reitmans Canada, Ltd.	193,400	3,097,433	0.7%
*	RONA, Inc.	426,885	6,306,232	1.5%
	Other Securities		19,477,894	4.6%
Total Consumer Discretionary			58,663,050	13.8%

Consumer Staples — (2.2%)
*	Cott Corp.	512,400	4,242,849	1.0%
#	Maple Leaf Foods, Inc.	254,000	2,834,231	0.7%
	Other Securities		3,994,713	0.9%
Total Consumer Staples			11,071,793	2.6%

Energy — (15.7%)
*	Bankers Petroleum, Ltd.	685,432	4,076,480	1.0%
*	Birchcliff Energy, Ltd.	336,400	3,039,614	0.7%
*	Crew Energy, Inc.	250,936	3,522,246	0.8%
*	Nuvista Energy, Ltd.	274,221	3,272,246	0.8%
#	Progress Energy Resources Corp.	364,152	4,926,855	1.2%
	ShawCor, Ltd.	209,500	5,879,261	1.4%
#	Trican Well Service, Ltd.	391,971	5,269,505	1.2%
#*	Uranium One, Inc.	1,819,900	5,255,149	1.2%
	Other Securities		43,883,466	10.3%
Total Energy			79,124,822	18.6%

Financials — (6.3%)
#	AGF Management, Ltd. Class B	348,279	5,661,178	1.3%
	Canadian Western Bank	226,200	4,745,258	1.1%
	Home Capital Group, Inc.	113,700	4,549,739	1.1%
	Laurentian Bank of Canada	92,400	3,776,928	0.9%
	Other Securities		13,051,499	3.1%
Total Financials			31,784,602	7.5%

Health Care — (3.9%)
#	Biovail Corp.	304,150	4,269,180	1.0%
*	MDS, Inc.	464,108	3,634,407	0.9%
*	SXC Health Solutions Corp.	84,161	4,611,010	1.1%
	Other Securities		7,226,405	1.7%
Total Health Care			19,741,002	4.7%

97

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (7.1%)
Aecon Group, Inc.	204,400	$2,931,587	0.7%
CAE, Inc.	339,890	2,850,156	0.7%
#Russel Metals, Inc.	229,900	3,897,430	0.9%
*Stantec, Inc.	156,600	4,551,934	1.1%
Toromont Industries, Ltd.	214,900	5,710,256	1.3%
Transcontinental, Inc. Class A	256,564	3,169,486	0.7%
Other Securities		12,702,711	3.0%
Total Industrials		35,813,560	8.4%

Information Technology — (5.2%)
*Celestica, Inc.	797,607	7,595,894	1.8%
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,291,141	1.2%
Other Securities		13,487,061	3.2%
Total Information Technology		26,374,096	6.2%

Materials — (31.0%)
*Alamos Gold, Inc.	347,100	4,168,452	1.0%
#*Equinox Minerals, Ltd.	1,678,290	6,563,280	1.5%
#*Euro Goldfields, Ltd.	521,060	3,029,158	0.7%
*HudBay Minerals, Inc.	477,851	6,200,161	1.5%
*Lundin Mining Corp.	1,147,100	4,716,288	1.1%
Methanex Corp.	359,200	7,051,084	1.7%
#*New Gold, Inc.	900,962	3,273,563	0.8%
*Northgate Minerals Corp.	937,300	2,903,717	0.7%
*Osisko Mining Corp.	543,051	4,392,802	1.0%
#*Pan Amer Silver Corp.	213,700	5,120,545	1.2%
#*Quadra Mining, Ltd.	253,150	3,512,173	0.8%
*SEMAFO, Inc.	689,365	2,920,005	0.7%
#Sherritt International Corp.	681,979	4,284,173	1.0%
#*Silver Standard Resources, Inc.	229,462	5,046,255	1.2%
Silvercorp Metals, Inc.	482,000	3,212,258	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	5,596,454	1.3%
#West Fraser Timber Co., Ltd.	123,716	3,903,646	0.9%
Other Securities		80,294,799	18.9%
Total Materials		156,188,813	36.7%

Telecommunication Services — (0.3%)
Other Securities		1,405,603	0.3%

Utilities — (0.4%)
Other Securities		1,871,149	0.4%
TOTAL COMMON STOCKS		422,038,490	99.2%

98

THE CANADIAN SMALL COMPANY SERIES \

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10
(Collateralized by 1,590,000 FNMA 5.00%, 08/25/18,
valued at $1,167,925) to be repurchased at $1,150,024	$1,150	$1,150,000	0.3%

	Shares
SECURITIES LENDING COLLATERAL — (16.0%)
§@DFA Short Term Investment Fund LP	80,286,527	80,286,527	18.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $572,148,536)^		$503,475,017	118.4%
____________________

^       The cost for federal income tax purposes is $572,148,536.

Summary of inputs used to value the Series’ investments as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$58,663,050	—	—	$58,663,050
Consumer Staples	11,071,793	—	—	11,071,793
Energy	79,124,822	—	—	79,124,822
Financials	31,784,602	—	—	31,784,602
Health Care	19,741,002	—	—	19,741,002
Industrials	35,813,560	—	—	35,813,560
Information Technology	26,373,739	$357	—	26,374,096
Materials	156,166,305	22,508	—	156,188,813
Telecommunication Services	1,405,603	—	—	1,405,603
Utilities	1,871,149	—	—	1,871,149
Temporary Cash Investments	—	1,150,000	—	1,150,000
Securities Lending Collateral	—	80,286,527	—	80,286,527
TOTAL	$422,015,625	$81,459,392	—	$503,475,017

See accompanying notes to financial statements.
99

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
#K’s Holdings Corp.	130,772	$4,237,998	0.4%
Nissan Shatai Co., Ltd.	407,023	3,430,896	0.3%
PanaHome Corp.	440,200	2,756,561	0.2%
#Saizeriya Co., Ltd.	168,800	3,256,721	0.3%
Shochiku Co., Ltd.	416,400	3,658,864	0.3%
#Tomy Co., Ltd.	313,193	2,764,145	0.2%
Other Securities		227,372,576	19.2%
Total Consumer Discretionary		247,477,761	20.9%

Consumer Staples — (9.1%)
Fancl Corp.	170,300	3,039,176	0.3%
Itoham Foods, Inc.	693,800	2,742,506	0.2%
Life Corp.	183,900	3,224,609	0.3%
*Megmilk Snow Brand Co., Ltd.	180,000	3,549,408	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218	0.3%
Nippon Flour Mills Co., Ltd.	604,000	3,069,254	0.3%
#Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732	0.2%
Other Securities		99,240,254	8.4%
Total Consumer Staples		121,728,157	10.3%

Energy — (1.2%)
Other Securities		16,608,436	1.4%

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215	0.2%
#Bank of Iwate, Ltd. (The)	57,400	3,400,866	0.3%
Century Tokyo Leasing Corp.	308,990	3,451,730	0.3%
#Fukui Bank, Ltd. (The)	841,000	2,791,181	0.2%
Okasan Securities Group, Inc.	594,000	2,807,164	0.2%
#*Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438	0.4%
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323	0.3%
Yamagata Bank, Ltd.	584,500	2,803,136	0.2%
Other Securities		96,639,604	8.2%
Total Financials		121,967,657	10.3%

Health Care — (3.5%)
Hogy Medical Co., Ltd.	50,300	2,703,731	0.2%
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930	0.3%
Kyorin Co., Ltd.	177,000	2,830,803	0.3%
Nippon Shinyaku Co., Ltd.	237,000	3,278,069	0.3%
Nipro Corp.	180,100	3,888,012	0.3%
Other Securities		31,071,410	2.6%
Total Health Care		46,920,955	4.0%

100

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.9%)
#Daiseki Co., Ltd.	147,263	$2,893,882	0.3%
*Ebara Corp.	825,000	3,624,591	0.3%
#*Iseki & Co., Ltd.	759,000	2,841,757	0.2%
Kyowa Exeo Corp.	306,000	2,802,620	0.2%
#Meidensha Corp.	764,050	3,828,337	0.3%
Miura Co., Ltd.	132,100	3,689,039	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995	0.2%
Takara Standard Co., Ltd.	515,000	2,970,448	0.3%
#Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309	0.2%
Other Securities		292,927,396	24.8%
Total Industrials		321,133,374	27.1%

Information Technology — (10.0%)
#*Dainippon Screen Manufacturing Co., Ltd.	652,000	2,771,193	0.2%
eAccess, Ltd.	4,312	3,024,281	0.3%
Hosiden Corp.	243,000	2,942,705	0.3%
IT Holdings Corp.	262,001	3,228,913	0.3%
Ryosan Co., Ltd.	122,000	2,913,094	0.2%
Other Securities		119,972,304	10.1%
Total Information Technology		134,852,490	11.4%

Materials — (11.2%)
Adeka Corp.	341,200	3,127,162	0.2%
#FP Corp.	63,900	3,165,602	0.3%
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276	0.2%
Kureha Corp.	627,500	3,384,770	0.3%
Nifco, Inc.	162,700	3,329,607	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,726,796	0.2%
#Nippon Paint Co., Ltd.	727,200	4,364,964	0.4%
#NOF Corp.	701,000	3,179,395	0.3%
Toagosei Co., Ltd.	897,000	3,137,826	0.3%
Other Securities		121,727,189	10.3%
Total Materials		151,252,587	12.8%

Telecommunication Services — (0.0%)
Other Securities		596,409	0.1%

Utilities — (0.7%)
#Saibu Gas Co., Ltd.	1,291,000	3,693,034	0.3%
Other Securities		5,914,064	0.5%
Total Utilities		9,607,098	0.8%
TOTAL COMMON STOCKS		1,172,144,924	99.1%

101

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $115,000 FNMA 6.50%, 06/25/39,
valued at $123,769) to be repurchased at $118,002	$118	$118,000	0.0%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	172,297,110	172,297,110	14.6%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982)
to be repurchased at $738,222	$738	738,218	0.0%
TOTAL SECURITIES LENDING COLLATERAL		173,035,328	14.6%

TOTAL INVESTMENTS —(100.0%)
(Cost $1,560,342,919)		$1,345,298,252	113.7%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$247,477,761	—	$247,477,761
Consumer Staples	$3,549,408	118,178,749	—	121,728,157
Energy	—	16,608,436	—	16,608,436
Financials	4,304,438	117,663,219	—	121,967,657
Health Care	—	46,920,955	—	46,920,955
Industrials	176,637	320,956,737	—	321,133,374
Information Technology	—	134,852,490	—	134,852,490
Materials	—	151,252,587	—	151,252,587
Telecommunication Services	—	596,409	—	596,409
Utilities	—	9,607,098	—	9,607,098
Temporary Cash Investments	—	118,000	—	118,000
Securities Lending Collateral	—	173,035,328	—	173,035,328
TOTAL	$8,030,483	$1,337,267,769	—	$1,345,298,252

See accompanying notes to financial statements.
102

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#Adelaide Brighton, Ltd.	1,480,311	$3,724,318	0.5%
#*Andean Resources, Ltd.	1,464,837	2,876,891	0.4%
#APA Group, Ltd.	1,044,302	2,954,348	0.4%
*Austar United Communications, Ltd.	3,107,163	3,602,715	0.5%
Australian Infrastructure Fund	2,805,723	4,426,075	0.7%
#Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108	0.5%
*Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802	0.4%
#AWB, Ltd.	3,807,619	4,157,632	0.6%
AWE, Ltd.	1,482,305	3,397,856	0.5%
#Bradken, Ltd.	582,247	3,202,182	0.5%
#Campbell Brothers, Ltd. (6161729)	240,269	6,196,971	0.9%
*Centamin Egypt, Ltd.	2,112,300	4,331,276	0.6%
#Centennial Coal Co., Ltd.	1,196,500	3,341,606	0.5%
Challenger Financial Services Group, Ltd.	1,750,037	5,754,880	0.8%
#ConnectEast Group, Ltd.	8,607,304	3,049,683	0.5%
#Crane Group, Ltd.	345,440	2,783,584	0.4%
#David Jones, Ltd.	1,296,067	6,140,136	0.9%
#Downer EDI, Ltd.	908,261	6,914,045	1.0%
#DUET Group, Ltd.	2,903,270	4,392,324	0.6%
#Flight Centre, Ltd.	192,954	2,910,033	0.4%
#*Graincorp, Ltd. Series A	461,398	2,868,614	0.4%
#Healthscope, Ltd.	857,741	3,640,247	0.5%
Invocare, Ltd.	637,257	3,346,428	0.5%
#IOOF Holdings, Ltd.	950,183	4,451,477	0.7%
#JB Hi-Fi, Ltd.	281,420	5,175,392	0.8%
#*Karoon Gas Australia, Ltd.	628,673	4,257,692	0.6%
Monadelphous Group, Ltd.	302,955	3,598,672	0.5%
#*Mount Gibson Iron, Ltd.	3,114,599	3,290,085	0.5%
Navitas, Ltd.	1,205,167	4,012,073	0.6%
*Pacific Brands, Ltd.	4,412,120	5,137,506	0.8%
#*PanAust, Ltd.	8,757,197	3,578,848	0.5%
#Perpetual Trustees Australia, Ltd.	95,745	3,190,548	0.5%
#Reece Australia, Ltd.	238,457	5,244,014	0.8%
#*Riversdale Mining, Ltd.	692,356	3,279,236	0.5%
#Seek, Ltd.	666,916	3,584,917	0.5%
Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078	0.6%
#Spark Infrastructure Group, Ltd.	2,596,492	2,815,225	0.4%
Super Cheap Auto Group, Ltd.	718,503	3,377,562	0.5%
*Tap Oil, Ltd.	3,987,713	3,732,072	0.6%
#Ten Network Holdings, Ltd.	2,056,782	2,807,921	0.4%
Tower Australia Group, Ltd.	1,159,243	3,055,999	0.5%
Transfield Services, Ltd.	753,413	2,840,717	0.4%
#West Australian Newspapers Holdings, Ltd.	709,322	4,717,984	0.7%
#Wotif.com Holdings, Ltd.	538,244	2,893,564	0.4%
Other Securities		229,192,872	33.7%
TOTAL AUSTRALIA		398,598,208	58.5%

103

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (17.2%)
Daphne International Holdings, Ltd.	4,086,000	$3,088,086	0.5%
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469	0.4%
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627	0.4%
Other Securities		131,448,120	19.3%
TOTAL HONG KONG		140,399,302	20.6%

MALAYSIA — (0.0%)
Other Securities		3,780	0.0%
NEW ZEALAND — (5.7%)
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,359,380	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217	0.9%
Other Securities		35,214,606	5.2%
TOTAL NEW ZEALAND		46,836,203	6.9%

SINGAPORE — (11.1%)
Venture Corp., Ltd.	504,000	3,215,158	0.5%
Other Securities		87,252,814	12.8%
TOTAL SINGAPORE		90,467,972	13.3%
TOTAL COMMON STOCKS		676,305,465	99.3%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		518,901	0.1%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		38,010	0.0%
HONG KONG — (0.0%)
Other Securities		311,564	0.0%
SINGAPORE — (0.0%)
Other Securities		16,019	0.0%
TOTAL RIGHTS/WARRANTS		365,593	0.0%

104

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $465,000 FNMA 6.50%, 06/25/39,
valued at $500,456) to be repurchased at $490,008	$490	$490,000	0.1%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	133,343,064	133,343,064	19.6%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165)
to be repurchased at $4,765,876	$4,766	4,765,848	0.7%
TOTAL SECURITIES LENDING COLLATERAL		138,108,912	20.3%

TOTAL INVESTMENTS — (100.0%)
(Cost $748,104,019)		$815,788,871	119.8%

Summary of inputs used to value the Fund’s net assets as of December 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,134,169	$394,464,039	—	$398,598,208
Hong Kong	364,876	140,034,426	—	140,399,302
Malaysia	—	3,780	—	3,780
New Zealand	—	46,836,203	—	46,836,203
Singapore	2,266,376	88,201,596	—	90,467,972
Preferred Stocks
Australia	—	518,901	—	518,901
Rights/Warrants
Australia	1,380	36,630	—	38,010
Hong Kong	29,621	281,943	—	311,564
Singapore	16,019	—	—	16,019
Temporary Cash Investments	—	490,000	—	490,000
Securities Lending Collateral	—	138,108,912	—	138,108,912
TOTAL	$6,812,441	$808,976,430	—	$815,788,871

See accompanying notes to financial statements.
105

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
Aegis Group P.L.C.	3,279,567	$5,895,612	0.8%
Bellway P.L.C.	420,170	5,025,477	0.7%
*DSG International P.L.C.	10,089,373	5,051,941	0.7%
Halfords Group P.L.C.	837,680	5,371,161	0.7%
Informa P.L.C.	1,440,320	6,909,243	0.9%
United Business Media P.L.C.	864,643	6,542,539	0.8%
WH Smith P.LC.	588,205	4,851,076	0.6%
Other Securities		120,525,991	15.6%
Total Consumer Discretionary		160,173,040	20.8%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,348,567	5,515,893	0.7%
Other Securities		27,693,553	3.6%
Total Consumer Staples		33,209,446	4.3%

Energy — (5.2%)
*Dana Petroleum P.L.C.	333,328	6,973,969	0.9%
*Premier Oil P.L.C.	335,099	6,460,840	0.8%
*Soco International P.L.C.	258,739	5,459,305	0.7%
Other Securities		21,961,724	2.9%
Total Energy		40,855,838	5.3%

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248	0.7%
Amlin P.L.C.	1,027,564	5,947,701	0.8%
Catlin Group, Ltd.	977,375	5,277,316	0.7%
Close Brothers Group P.L.C.	481,680	5,539,027	0.7%
#Henderson Group P.L.C.	2,936,019	6,189,595	0.8%
Hiscox, Ltd.	1,535,730	8,053,774	1.1%
IG Group Holdings P.L.C.	1,241,907	6,140,967	0.8%
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106	0.6%
#Provident Financial P.L.C.	485,695	7,409,228	1.0%
Other Securities		54,027,848	7.0%
Total Financials		109,059,810	14.2%

Health Care — (3.4%)
SSL International P.L.C.	753,239	7,822,386	1.0%
Other Securities		19,383,617	2.5%
Total Health Care		27,206,003	3.5%

Industrials — (31.8%)
Aggreko P.L.C.	611,546	7,601,086	1.0%
Babcock International Group P.L.C.	853,247	8,470,820	1.1%
Carillion P.L.C.	1,523,518	7,339,374	1.0%
Charter International P.L.C.	614,873	6,992,444	0.9%
Chemring Group P.L.C.	128,869	5,527,463	0.7%

106

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
De la Rue P.L.C.	387,017	$5,796,504	0.7%
Hays P.L.C.	5,101,389	8,172,104	1.1%
#Homeserve P.L.C.	227,284	6,015,087	0.8%
IMI P.L.C.	1,191,221	8,401,977	1.1%
Intertek Group P.L.C.	539,854	11,091,513	1.4%
Meggitt P.L.C.	1,630,199	6,527,012	0.8%
Michael Page International P.L.C.	1,235,568	6,511,423	0.8%
Qinetiq P.L.C.	2,172,472	5,838,845	0.8%
Regus P.L.C.	3,220,926	5,379,876	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748	0.7%
Tomkins P.L.C.	3,282,427	9,005,026	1.2%
Travis Perkins P.L.C.	482,448	5,951,606	0.8%
Ultra Electronics Holdings P.L.C.	267,145	5,766,343	0.7%
VT Group P.L.C.	677,021	6,026,593	0.8%
Weir Group P.L.C. (The)	479,090	5,490,425	0.7%
Other Securities		115,352,022	15.0%
Total Industrials		252,639,291	32.8%

Information Technology — (12.5%)
ARM Holdings P.L.C.	4,777,637	11,606,124	1.5%
Dimension Data Holdings P.L.C.	5,615,130	6,524,511	0.8%
Halma P.L.C.	1,486,473	5,547,008	0.7%
Logica P.L.C.	3,037,910	5,759,339	0.8%
*Misys P.L.C.	1,982,492	6,711,250	0.9%
Rotork P.L.C.	350,626	6,524,289	0.8%
Spectris P.L.C.	490,382	5,442,149	0.7%
Other Securities		51,368,435	6.7%
Total Information Technology		99,483,105	12.9%

Materials — (4.2%)
Croda International P.L.C.	484,717	5,935,810	0.7%
Mondi P.L.C.	943,611	5,208,467	0.7%
Other Securities		22,152,270	2.9%
Total Materials		33,296,547	4.3%

Other — (0.0%)
Other Securities		295,816	0.0%

Telecommunication Services — (0.7%)
Other Securities		5,415,067	0.7%

Utilities — (0.4%)
Other Securities		3,451,570	0.5%
TOTAL COMMON STOCKS		765,085,533	99.3%

RIGHTS/WARRANTS — (0.1%)
Other Securities		1,093,389	0.1%
TOTAL RIGHTS/WARRANTS		1,093,389	0.1%

107

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $2,070,000 FNMA 6.50%, 06/25/39,
valued at $2,227,838) to be repurchased at $2,191,035	$2,191	$2,191,000	0.3%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund LP	24,472,278	24,472,278	3.2%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028)
to be repurchased at $516,697	$517	516,694	0.1%
TOTAL SECURITIES LENDING COLLATERAL		24,988,972	3.3%
TOTAL INVESTMENTS — (100.0%)
(Cost $851,007,486)		$793,358,894	103.0%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$160,173,040	—	$160,173,040
Consumer Staples	—	33,209,446	—	33,209,446
Energy	—	40,855,838	—	40,855,838
Financials	$626	109,059,184	—	109,059,810
Health Care	—	27,206,003	—	27,206,003
Industrials	35,451	252,603,840	—	252,639,291
Information Technology	—	99,483,105	—	99,483,105
Materials	—	33,296,547	—	33,296,547
Other	—	295,816	—	295,816
Telecommunication Services	—	5,415,067	—	5,415,067
Utilities	—	3,451,570	—	3,451,570
Rights/Warrants	415,536	677,853	—	1,093,389
Temporary Cash Investments	—	2,191,000	—	2,191,000
Securities Lending Collateral	—	24,988,972	—	24,988,972
TOTAL	$451,613	$792,907,281	—	$793,358,894

See accompanying notes to financial statements.
108

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Andritz AG	116,739	$6,428,780	0.4%
Other Securities		46,101,446	2.8%
TOTAL AUSTRIA		52,530,226	3.2%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427	0.4%
Bekaert SA	56,746	7,297,993	0.5%
Other Securities		56,164,707	3.4%
TOTAL BELGIUM		69,388,127	4.3%

DENMARK — (2.3%)
Other Securities		42,483,853	2.6%

FINLAND — (7.0%)
Elisa Oyj	276,614	5,356,961	0.3%
KCI Konecranes Oyj	234,271	6,252,168	0.4%
#* Metso Corp. Oyj	206,460	5,765,320	0.4%
* M-Real Oyj Series B	3,798,185	5,517,413	0.3%
# Nokian Renkaat Oyj	325,926	6,954,619	0.4%
Tieto Oyj	277,638	5,544,956	0.3%
Other Securities		92,587,386	5.7%
TOTAL FINLAND		127,978,823	7.8%

FRANCE — (12.3%)
Arkema SA	199,362	7,610,594	0.5%
* Atos Origin SA	143,571	6,721,508	0.4%
# Bourbon SA	162,224	6,746,721	0.4%
Establissements Maurel et Prom SA	305,061	6,132,788	0.4%
* Gemalto NV	149,247	6,272,472	0.4%
# Neopost SA	61,086	5,345,872	0.3%
Nexans SA	92,377	6,523,139	0.4%
Societe BIC SA	84,787	5,884,544	0.3%
#* Valeo SA	232,962	6,323,949	0.4%
Other Securities		167,942,426	10.3%
TOTAL FRANCE		225,504,013	13.8%

109

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (13.4%)
* Aareal Bank AG	561,290	$12,138,286	0.7%
Aixtron AG	259,027	7,740,951	0.5%
Aurubis AG	146,836	5,824,231	0.4%
Bilfinger Berger AG	162,980	10,434,934	0.6%
DVB Bank SE	173,470	6,413,252	0.4%
Lanxess AG	218,704	6,875,309	0.4%
MTU Aero Engines Holding AG	163,223	7,393,072	0.4%
Rheinmetall AG	107,359	5,829,585	0.4%
Rhoen-Klinikum AG	379,608	9,172,173	0.6%
#* SGL Carbon SE	217,830	8,239,684	0.5%
Software AG	70,053	6,245,235	0.4%
Wincor Nixdorf AG	112,151	6,558,995	0.4%
Other Securities		151,967,940	9.3%
TOTAL GERMANY		244,833,647	15.0%

GREECE — (3.5%)
Bank of Greece S.A.	73,229	5,536,868	0.4%
Other Securities		58,866,685	3.6%
TOTAL GREECE		64,403,553	4.0%

IRELAND — (2.6%)
DCC P.L.C.	308,989	8,138,971	0.5%
* Dragon Oil P.L.C.	1,347,570	9,171,834	0.6%
Paddy Power P.L.C.	180,573	5,778,573	0.3%
Other Securities		25,358,738	1.6%
TOTAL IRELAND		48,448,116	3.0%

ITALY — (7.9%)
Banca Popolare di Milano Scarl	1,012,836	7,535,855	0.4%
Other Securities		138,031,663	8.5%
TOTAL ITALY		145,567,518	8.9%

NETHERLANDS — (5.4%)
Imtech NV	248,834	6,325,202	0.4%
Nutreco Holding NV	139,331	7,032,903	0.4%
Other Securities		85,739,447	5.3%
TOTAL NETHERLANDS		99,097,552	6.1%

NORWAY — (3.8%)
Tandberg ASA Series A	208,204	5,570,172	0.3%
* TGS Nopec Geophysical Co. ASA	404,241	6,130,506	0.4%
Other Securities		58,632,730	3.6%
TOTAL NORWAY		70,333,408	4.3%

PORTUGAL — (1.4%)
Other Securities		26,035,355	1.6%

SPAIN — (4.9%)
Ebro Puleva SA	312,280	5,946,769	0.3%
Other Securities		84,329,623	5.2%
TOTAL SPAIN		90,276,392	5.5%

110

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWEDEN — (5.7%)
Boliden AB	497,124	$5,986,022	0.4%
# Elekta AB Series B	302,500	5,701,787	0.3%
Other Securities		92,630,985	5.7%
TOTAL SWEDEN		104,318,794	6.4%

SWITZERLAND — (11.6%)
* Aryzta AG	265,691	10,429,578	0.6%
* Bank Sarasin & Cie AG Series B	172,644	6,874,386	0.4%
* Clariant AG	756,817	7,235,446	0.5%
# PSP Swiss Property AG	141,111	7,918,508	0.5%
Romande Energie Holding SA	2,714	5,386,990	0.3%
Sika AG	4,203	5,698,044	0.4%
Swiss Prime Site AG	163,073	8,976,492	0.6%
# Valiant Holding AG	33,293	6,559,434	0.4%
Other Securities		153,867,567	9.4%
TOTAL SWITZERLAND		212,946,445	13.1%
TOTAL COMMON STOCKS		1,624,145,822	99.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,565,574	0.1%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		1,373	0.0%

DENMARK — (0.0%)
Other Securities		82,324	0.0%

FINLAND — (0.0%)
Other Securities		232,888	0.0%

FRANCE — (0.0%)
Other Securities		1,083	0.0%

GERMANY — (0.0%)
Other Securities		37,491	0.0%

ITALY — (0.0%)
Other Securities		8,898	0.0%

NORWAY — (0.0%)
Other Securities		6,649	0.0%

SPAIN — (0.0%)
Other Securities		426,564	0.0%
TOTAL RIGHTS/WARRANTS		797,270	0.0%

111

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09
(Collateralized by $2,725,000 FNMA 6.50%, 06/25/39,
valued at $2,932,781) to be repurchased at $2,888,046	$2,888	$2,888,000	0.2%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund LP	200,182,842	200,182,842	12.3%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334)
to be repurchased at $4,852,316	$4,852	4,852,288	0.3%
TOTAL SECURITIES LENDING COLLATERAL		205,035,130	12.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,667,112,137)		$1,834,431,796	112.5%

112

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$127,622	$52,402,604	—	$52,530,226
Belgium	618,245	68,769,882	—	69,388,127
Denmark	71,185	42,412,668	—	42,483,853
Finland	—	127,978,823	—	127,978,823
France	304,773	225,199,240	—	225,504,013
Germany	620,371	244,213,276	—	244,833,647
Greece	62,295	64,341,258	—	64,403,553
Ireland	184,669	48,263,447	—	48,448,116
Italy	—	145,567,518	—	145,567,518
Netherlands	903,918	98,193,634	—	99,097,552
Norway	28,118	70,305,290	—	70,333,408
Portugal	325,570	25,709,785	—	26,035,355
Spain	—	90,276,392	—	90,276,392
Sweden	—	104,318,794	—	104,318,794
Switzerland	2,599,415	210,347,030	—	212,946,445
Preferred Stocks
Switzerland	1,565,574	—	—	1,565,574
Rights/Warrants
Belgium	1,373	—	—	1,373
Denmark	82,324	—	—	82,324
Finland	—	232,888	—	232,888
France	1,066	17	—	1,083
Germany	—	37,491	—	37,491
Italy	8,898	—	—	8,898
Norway	—	6,649	—	6,649
Spain	—	426,564	—	426,564
Temporary Cash Investments	—	2,888,000	—	2,888,000
Securities Lending Collateral	—	205,035,130	—	205,035,130
TOTAL	$7,505,416	$1,826,926,380	—	$1,834,431,796

See accompanying notes to financial statements.
113

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (11.4%)
	Astral Media, Inc. Class A	186,347	$5,517,821	1.5%
	Corus Entertainment, Inc. Class B	278,300	4,575,534	1.2%
	Dorel Industries, Inc. Class B	107,500	2,884,086	0.8%
*	Gildan Activewear, Inc.	246,010	4,333,395	1.2%
	Groupe Aeroplan, Inc.	283,650	2,427,428	0.7%
	Linamar Corp.	179,780	2,508,829	0.7%
	Quebecor, Inc. Class B	159,493	3,258,990	0.9%
	Reitmans Canada, Ltd.	193,400	2,920,527	0.8%
*	RONA, Inc.	426,885	5,842,768	1.6%
	Other Securities		15,002,844	4.1%
Total Consumer Discretionary			49,272,222	13.5%

Consumer Staples — (2.3%)
*	Cott Corp	512,400	4,053,550	1.1%
#	Maple Leaf Foods, Inc.	254,000	2,631,431	0.7%
	Other Securities		3,374,521	1.0%
Total Consumer Staples			10,059,502	2.8%

Energy — (17.3%)
#*	Bankers Petroleum, Ltd.	685,432	3,002,586	0.8%
*	Nuvista Energy, Ltd.	274,221	2,911,880	0.8%
#*	PetroBakken Energy, Ltd.	185,863	5,362,638	1.5%
#	Progress Energy Resources Corp	333,082	4,260,297	1.2%
	ShawCor, Ltd.	209,500	5,452,169	1.5%
	Trican Well Service, Ltd.	391,971	4,586,066	1.2%
	Trinidad Drilling, Ltd.	389,000	2,541,685	0.7%
#*	Uranium One, Inc.	1,819,900	5,163,433	1.4%
	Other Securities		41,607,072	11.4%
Total Energy			74,887,826	20.5%

Financials — (6.5%)
	AGF Management, Ltd. Class B	348,279	5,188,538	1.4%
	Canadian Western Bank	226,200	4,469,439	1.2%
	Home Capital Group, Inc.	113,700	3,835,359	1.1%
	Laurentian Bank of Canada	92,400	3,375,604	0.9%
	Other Securities		11,355,113	3.1%
Total Financials			28,224,053	7.7%

Health Care — (4.2%)
#	Biovail Corp	304,150	4,103,868	1.1%
*	MDS, Inc.	464,108	3,671,517	1.0%
*	SXC Health Solutions Corp	84,161	3,864,849	1.1%
	Other Securities		6,324,915	1.7%
Total Health Care			17,965,149	4.9%

114

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (6.7%)
#	Russel Metals, Inc.	229,900	$3,359,104	0.9%
*	Stantec, Inc.	156,600	3,784,566	1.0%
#	Toromont Industries, Ltd.	214,900	4,917,447	1.4%
	Transcontinental, Inc. Class A	256,564	3,080,048	0.8%
	Other Securities		13,687,961	3.8%
Total Industrials			28,829,126	7.9%

Information Technology — (5.4%)
*	Celestica, Inc.	797,607	6,575,162	1.8%
#*	MacDonald Dettweiler & Associates, Ltd.	129,900	4,429,842	1.2%
	Other Securities		12,304,418	3.4%
Total Information Technology			23,309,422	6.4%

Materials — (29.5%)
*	Alamos Gold, Inc.	347,100	2,771,539	0.8%
*	Aurizon Mines, Ltd.	561,000	2,410,841	0.7%
#*	Equinox Minerals, Ltd.	1,678,290	5,645,742	1.5%
#*	Euro Goldfields, Ltd.	521,060	2,937,448	0.8%
#*	Golden Star Resources, Ltd.	855,400	2,664,108	0.7%
*	HudBay Minerals, Inc.	477,851	6,187,045	1.7%
*	Lundin Mining Corp.	1,147,100	4,611,511	1.3%
	Methanex Corp.	359,200	6,194,420	1.7%
#*	New Gold, Inc.	725,960	2,629,974	0.7%
*	Northgate Minerals Corp.	937,300	2,399,446	0.6%
#*	Osisko Mining Corp.	522,931	3,527,930	1.0%
*	Pan Amer Silver Corp.	213,700	4,520,672	1.2%
#*	Quadra Mining, Ltd.	253,150	3,528,027	1.0%
	Sherritt International Corp	641,601	4,115,069	1.1%
*	Silver Standard Resources, Inc.	229,462	4,300,623	1.2%
#	Silvercorp Metals, Inc.	482,000	2,490,070	0.7%
#*	Thompson Creek Metals Co., Inc.	474,700	4,795,038	1.3%
#	West Fraser Timber Co., Ltd.	123,716	2,984,139	0.8%
	Other Securities		59,011,979	16.2%
Total Materials			127,725,621	35.0%

Telecommunication Services — (0.3%)
	Other Securities		1,271,891	0.3%
Utilities — (0.4%)
	Other Securities		1,602,945	0.4%
TOTAL COMMON STOCKS			363,147,757	99.4%
115

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,11/02/09
(Collateralized by $1,075,000 FHLMC 4.50%, 05/01/23,
valued at $912,187) to be repurchased at $896,014	$896	$896,000	0.3%

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	62,142,299	62,142,299	17.0%
@Repurchase Agreement, Deutsche Bank Securities 0.05%, 11/02/09
(Collateralized by $5,049,431 U.S. Treasury Note 0.875%, 01/31/11,
valued at $5,028,666) to be repurchased at $4,979,736	4,980	4,979,715	1.4%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09
(Collateralized by various corporate obligations, ranging in par value from
$4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,434,975)
to be repurchased at $1,406,846	$1,407	1,406,838	0.4%
TOTAL SECURITIES LENDING COLLATERAL		68,528,852	18.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $558,452,607)		$432,572,609	118.5%

Summary of inputs used to value the Series’ net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$49,272,222	—	—	$49,272,222
Consumer Staples	10,059,502	—	—	10,059,502
Energy	74,887,826	—	—	74,887,826
Financials	28,224,053	—	—	28,224,053
Health Care	17,965,149	—	—	17,965,149
Industrials	28,829,126	—	—	28,829,126
Information Technology	23,308,884	$538	—	23,309,422
Materials	127,724,533	1,088	—	127,725,621
Telecommunication Services	1,271,891	—	—	1,271,891
Utilities	1,602,945	—	—	1,602,945
Temporary Cash Investments	—	896,000	—	896,000
Securities Lending Collateral	—	68,528,852	—	68,528,852
TOTAL	$363,146,131	$69,426,478	—	$432,572,609

See accompanying notes to financial statements.
116

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $126,648,
$118,176, $18,790, $198,904 and $75,998, of
securities on loan, respectively)	$1,115,815	$724,062	$781,662	$1,671,060	$422,038
Temporary Cash Investments at Value & Cost	1,018	89	443	2,455	1,150
Collateral Received from Securities on
Loan at Value & Cost	135,089	132,160	20,081	209,656	80,287
Foreign Currencies at Value	1,079	396	781	3,245	781
Cash	15	15	15	16	15
Receivables:
Investment Securities Sold	1,896	749	126	270	778
Dividends, Interest and Tax Reclaims	1,226	1,004	1,957	1,619	463
Securities Lending Income	243	182	12	239	79
Fund Shares Sold	568	—	—	—	—
Prepaid Expenses and Other Assets	4	3	3	7	2
Total Assets	1,256,953	858,660	805,080	1,888,567	505,593
LIABILITIES:
Payables:
Upon Return of Securities Loaned	135,089	132,160	20,081	209,656	80,287
Investment Securities Purchased	1,861	10	132	1,325	—
Due to Advisor	95	59	65	140	34
Accrued Expenses and Other Liabilities	104	44	44	110	22
Total Liabilities	137,149	132,273	20,322	211,231	80,343
NET ASSETS	$1,119,804	$726,387	$784,758	$1,677,336	$425,250
Investments at Cost	$1,392,554	$618,497	$822,628	$1,460,475	$490,712
Foreign Currencies at Cost	$1,093	$391	$772	$3,029	$772

See accompanying notes to financial statements.
117

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $160,740,
$123,079, $23,377, $189,629 and $64,936 of
securities on loan, respectively)	$1,172,145	$677,190	$766,179	$1,626,509	$363,148
Temporary Cash Investments at Value & Cost	118	490	2,191	2,888	896
Collateral Received from Securities on
Loan at Value & Cost	173,035	138,109	24,989	205,035	68,529
Foreign Currencies at Value	114	3,065	3,035	60	2,668
Cash	16	15	15	16	15
Receivables:
Investment Securities Sold	4,019	4,364	1,326	1,220	—
Dividends, Interest and Tax Reclaims	6,521	898	1,791	1,590	116
Securities Lending Income	279	176	17	199	73
Fund Shares Sold	5	—	—	2	—
Total Assets	1,356,252	824,307	799,543	1,837,519	435,445
LIABILITIES:
Payables:
Upon Return of Securities Loaned	173,035	138,109	24,989	205,035	68,529
Investment Securities Purchased	—	4,568	3,978	1,339	1,682
Fund Shares Redeemed	—	530	—	—	—
Due to Advisor	99	58	65	141	31
Unrealized Loss on Foreign Currency
Contracts	—	—	—	6	—
Accrued Expenses and Other Liabilities	82	45	39	106	22
Total Liabilities	173,216	143,310	29,071	206,627	70,264
NET ASSETS	$1,183,036	$680,997	$770,472	$1,630,892	$365,181
Investments at Cost	$1,387,190	$609,505	$823,827	$1,459,189	$489,028
Foreign Currencies at Cost	$113	$ 3,072	$3,020	$(142)	$2,722

See accompanying notes to financial statements.
118

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld
of $1,431, $392, $2, $5,010
and $528, respectively)	$19,179	$ 18,390	$ 23,954	$ 32,817	$3,021
Interest	16	17	13	66	5
Income from Securities Lending	6,156	2,043	395	5,130	821
Total Investment Income	25,351	20,450	24,362	38,013	3,847
Expenses
Investment Advisory Services Fees	1,101	488	585	1,230	251
Accounting & Transfer Agent Fees	141	76	86	154	51
Custodian Fees	190	245	50	310	65
Shareholders’ Reports	12	4	6	12	3
Directors’/Trustees’ Fees & Expenses	25	5	8	18	4
Professional Fees		19	22	48	10
Audit Fees	23	—	—	—	—
Legal Fees	25	—	—	—	—
Other	149	66	72	150	31
Total Expenses	1,666	903	829	1,922	415
Net Investment Income (Loss)	23,685	19,547	23,533	36,091	3,432
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,421)	(32,245)	(34,448)	(13,321)	(38,817)
Futures	1,131	(432)	534	(476)	(322)
Foreign Currency Transactions	2,027	146	(50)	(549)	(182)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	227,157	330,580	234,459	468,759	159,928
Futures	—	(3)	(1)	(9)	—
Translation of Foreign Currency
Denominated Amounts	(641)	209	(199)	305	19
Net Realized and Unrealized
Gain (Loss)	202,253	298,255	200,295	454,709	120,626
Net Increase (Decrease) in Net Assets
Resulting from Operations	$225,938	$317,802	$223,828	$490,800	$124,058

See accompanying notes to financial statements.
119

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese			The Asia Pacific
	Small Company			Small Company
	Series			Series
		Period			Period
	Year	Dec. 1,	Year	Year	Dec. 1,	Year
	Ended	2007 to	Ended	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,685	$32,246	$29,640	$19,547	$37,740	$36,380
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,421)	(68,518)	51,317	(32,245)	(38,746)	111,215
Futures	1,131	(16)	—	(432)	(283)	—
Foreign Currency Transactions	2,027	(321)	(227)	146	(1,429)	874
In-Kind Redemptions	—	1,625 *	—	—	4,018 *	—
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	227,157	(374,750)	(103,081)	330,580	(649,251)	232,165
Futures	—	—	—	(3)	3	—
Translation of Foreign Currency
Denominated Amounts	(641)	495	144	209	(121)	(25)
Net Increase (Decrease) in
Net Assets Resulting from
Operations	225,938	(409,239)	(22,207)	317,802	(648,069)	380,609
Transactions in Interest:
Contributions	37,597	64,727	227,009	21,607	50,371	123,444
Withdrawals	(143,463)	(97,345)*	(85,703)	(99,649)	(166,219)*	(48,526)
Net Increase (Decrease) from
Transactions in Interest	(105,866)	(32,618)	141,306	(78,042)	(115,848)	74,918
Total Increase (Decrease) in
Net Assets	120,072	(441,857)	119,099	239,760	(763,917)	455,527
Net Assets
Beginning of Period	1,062,964	1,504,821	1,385,722	441,237	1,205,154	749,627
End of Period	$1,183,036	$1,062,964	$1,504,821	$680,997	$441,237	$1,205,154

____________________

*	See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.
120

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom			The Continental
	Small Company			Small Company
	Series			Series
		Period			Period
	Year	Dec. 1,	Year	Year	Dec. 1,	Year
	Ended	2007 to	Ended	Ended	2007 to	Ended
	Oct. 31,	Oct. 31,	Nov. 30,	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,533	$34,127	$33,556	$36,091	$63,045	$48,296
Net Realized Gain (Loss) on:
Investment Securities Sold	(34,448)	10,543	42,995	(13,321)	(48,434)	151,648
Futures	534	—	—	(476)	(358)	—
Foreign Currency Transactions	(50)	(1,788)	397	(549)	(76)	559
In-Kind Redemptions	—	6,873 *	—	—	16,564 *	—
Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities and
Foreign Currency	234,459	(643,213)	(51,516)	468,759	(1,158,591)	126,217
Futures	(1)	1	—	(9)	9	—
Translation of Foreign Currency
Denominated Amounts	(199)	222	(10)	305	(386)	83
Net Increase (Decrease) in
Net Assets Resulting from
Operations	223,828	(593,235)	25,422	490,800	(1,128,227)	326,803
Transactions in Interest:
Contributions	26,861	52,563	36,898	118,904	131,960	103,548
Withdrawals	(35,607)	(62,518)*	(21,566)	(90,397)	(148,270)*	(49,423)
Net Increase (Decrease) from
Transactions in Interest	(8,746)	(9,955)	15,332	28,507	(16,310)	54,125
Total Increase (Decrease) in
Net Assets	215,082	(603,190)	40,754	519,307	(1,144,537)	380,928
Net Assets
Beginning of Period	555,390	1,158,580	1,117,826	1,111,585	2,256,122	1,875,194
End of Period	$770,472	$555,390	$1,158,580	$1,630,892	$1,111,585	$2,256,122

____________________

*	See Note K in the Notes to Financial Statements.

See accompanying notes to financial statements.
121

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
		Period	Period
	Year	Dec. 1,	April 2,
	Ended	2007 to	2007(a) to
	Oct. 31,	Oct. 31,	Nov. 30,
	2009	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,432	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,817)	(20,515)	1,663
Futures	(322)	—	—
Foreign Currency Transactions	(182)	(433)	(413)
In-Kind Redemptions	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	159,928	(279,292)	(6,570)
Translation of Foreign Currency Denominated Amounts	19	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,058	(299,650)	(4,939)
Transactions in Interest:
Contributions	37,000	341,843	222,468
Withdrawals	(28,750)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	8,250	318,994	218,468
Total Increase (Decrease) in Net Assets	132,308	19,344	213,529
Net Assets
Beginning of Period	232,873	213,529	—
End of Period	$365,181	$232,873	$213,529

____________________

*	See Note K in the Notes to Financial Statements.

See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
122

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
		Period							Period
	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year
	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2009	2008		2007	2006	2005	2004	2009	2008		2007	2006	2005	2004
Total Return	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%
Net Assets, End of Period
(thousands)	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average
Net Assets	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7%	10	%(C)	9%	9%	6%	5%	23%	20	%(C)	25%	14%	10%	11%

	The United Kingdom Small Company Series							The Continental Small Company Series
		Period							Period
	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year
	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2009	2008		2007	2006	2005	2004	2009	2008		2007	2006	2005	2004
Total Return	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%
Net Assets, End of Period
(thousands)	$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average
Net Assets	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	10%	25	%(C)	12%	8%	12%	7%	7%	18	%(C)	12%	7%	18%	9%
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
123

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small
	Company Series
	Year	Period		Period
	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	to		to
	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	61.67%	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	23%	21	%(C)	6	%(C)
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.
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THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve investment portfolios, of which five are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the

125

last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     •     Level 1 – quoted prices in active markets for identical securities

     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

     •     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Trustees have requested distribution of proceeds.

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     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For year ended October 31, 2009, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2009, the total related amounts paid by the Trust to the CCO were $98 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$31
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	17
The Continental Small Company Series	35
The Canadian Small Company Series	7

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E. Purchases and Sales of Securities:

     For the year ended October 31, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$76,298	$144,852
The Asia Pacific Small Company Series	111,607	164,466
The United Kingdom Small Company Series	101,735	57,562
The Continental Small Company Series	199,144	90,144
The Canadian Small Company Series	65,303	57,297

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—

     At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,561,973	$122,281	$(338,956)	$(216,675)
The Asia Pacific Small Company Series	752,488	164,965	(101,664)	63,301
The United Kingdom Small Company Series	856,216	134,083	(196,940)	(62,857)
The Continental Small Company Series	1,674,575	418,155	(258,298)	159,857
The Canadian Small Company Series	558,453	22,376	(148,256)	(125,880)

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the year ended October 31, 2009.

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     The following is a summary of the location on the Series’ Statements of Operations of realized and change in unrealized gains and losses from the Series’ derivative instrument holdings through the year ended October 31, 2009 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation
(Depreciation) of: Futures

     The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statements of Operations for the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss)
on Derivatives
Recognized in Income
Equity
Contracts
The Japanese Small Company Series*	$1,131
The Asia Pacific Small Company Series*	(432)
The United Kingdom Small Company Series*	(534)
The Continental Small Company Series*	(476)
The Canadian Small Company Series*	(322)

Change in Unrealized
Appreciation (Depreciation) on
Derivatives Recognized in Income
Equity Contracts
The Asia Pacific Small Company Series*	$(3)
The United Kingdom Small Company Series*	(1)
The Continental Small Company Series*	(9)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Series had limited activity in these transactions.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. For the year ended October 31, 2009, there were no borrowings by the Series under this line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

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     For the year ended October 31, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding	Incurred	the Period
The Japanese Small Company Series	0.94%	$1,248	13	—	$10,042
The Asia Pacific Small Company Series	0.92%	601	32	—	2,864
The United Kingdom Small Company Series	0.93%	940	10	—	2,977
The Continental Small Company Series	0.95%	695	13	—	1,624

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2009.

I. Securities Lending:

     As of October 31, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

     In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

131

     During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The Japanese Small Company Series	$1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

L. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

132

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2009

133

RESULTS OF THE SHAREHOLDER MEETING

     On June 2, 2009 and June 5, 2009, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposal 1: Election of Trustees for DFAITC*
1a	David G. Booth	2,166,359,402	96.50%	—	0.00%	78,661,259	3.50%	95.78%	0.00%	3.48%
1b	George M. Constantinides	2,169,219,982	96.62%	—	0.00%	75,800,679	3.38%	95.90%	0.00%	3.35%
1c	John P. Gould	2,168,577,186	96.59%	—	0.00%	76,443,476	3.41%	95.88%	0.00%	3.38%
1d	Roger G. Ibbotson	2,169,778,365	96.65%	—	0.00%	75,242,297	3.35%	95.93%	0.00%	3.33%
1e	Robert C. Merton	2,170,124,638	96.66%	—	0.00%	74,896,023	3.34%	95.94%	0.00%	3.31%
1f	Myron S. Scholes	2,169,439,189	96.63%	—	0.00%	75,581,473	3.37%	95.91%	0.00%	3.34%
1g	Eduardo A. Repetto	2,167,010,793	96.53%	—	0.00%	78,009,868	3.47%	95.81%	0.00%	3.45%
1h	Abbie J. Smith	2,169,626,842	96.64%	—	0.00%	75,393,820	3.36%	95.92%	0.00%	3.33%

Percent of Outstanding
	Shares Voted								Shares Voted
					Abstain/						Abstain/
	For	%	Against	%	WithHold	%	NonVote	%	For	Against	WithHold
Proposal 4: Approval of an
Amended and Restated Agreement
and Declaration of Trust
for DFAITC*	2,076,877,329	92.43%	36,623,148	1.63%	133,356,326	5.94%	NA	NA	91.82%	1.62%	5.90%

* Results are for all Series within DFAITC

The Japanese Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5b	Making Loans	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5c	Investments in Real Estate	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
5d	Investments in Commodities	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
5e	Diversification of Investments	146,646,464	99.96%	40,512	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	146,642,769	99.96%	44,210	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6b	Purchasing Securities on Margin	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6c	Investing in Restricted or Illiquid Securities	146,642,296	99.96%	44,683	0.03%	19,310	0.01%	99.96%	0.03%	0.01%
6d	Investing for the Purpose of Exercising Control	146,350,730	99.76%	336,246	0.23%	19,313	0.01%	99.76%	0.23%	0.01%
6e	Investing in Other Investment Companies	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6f	Management Ownership of
	Securities of an Issuer	146,644,420	99.96%	42,557	0.03%	19,313	0.01%	99.96%	0.03%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	146,660,306	99.97%	26,673	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6h	Investing in Securities of Unseasoned Issuers	146,370,392	99.77%	316,585	0.22%	19,313	0.01%	99.77%	0.22%	0.01%
6i	Investing in Warrants	146,660,780	99.97%	26,199	0.02%	19,310	0.01%	99.97%	0.02%	0.01%
6j	Writing or Acquiring Options	146,368,741	99.77%	318,236	0.22%	19,313	0.01%	99.77%	0.22%	0.01%

134

The Asia Pacific Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	27,034,666	99.48%	101,817	0.37%	39,663	0.15%	99.48%	0.37%	0.15%
5b	Making Loans	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5c	Investments in Real Estate	27,032,309	99.47%	100,863	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5d	Investments in Commodities	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
5e	Diversification of Investments	27,031,355	99.47%	101,817	0.37%	42,973	0.16%	99.47%	0.37%	0.16%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6b	Purchasing Securities on Margin	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6c	Investing in Restricted or Illiquid Securities	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6d	Investing for the Purpose of Exercising Control	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6e	Investing in Other Investment Companies	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6f	Management Ownership of
	Securities of an Issuer	27,030,088	99.46%	101,817	0.37%	44,240	0.16%	99.46%	0.37%	0.16%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	27,030,130	99.46%	101,817	0.37%	44,198	0.16%	99.46%	0.37%	0.16%
6h	Investing in Securities of Unseasoned Issuers	26,910,498	99.02%	221,407	0.81%	44,240	0.16%	99.02%	0.81%	0.16%
6i	Investing in Warrants	27,029,461	99.46%	102,444	0.38%	44,240	0.16%	99.46%	0.38%	0.16%
6j	Writing or Acquiring Options	26,909,871	99.02%	222,034	0.82%	44,240	0.16%	99.02%	0.82%	0.16%

The United Kingdom Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5b	Making Loans	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5c	Investments in Real Estate	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5d	Investments in Commodities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
5e	Diversification of Investments	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6b	Purchasing Securities on Margin	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6c	Investing in Restricted or Illiquid Securities	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6d	Investing for the Purpose of Exercising Control	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6e	Investing in Other Investment Companies	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6f	Management Ownership of
	Securities of an Issuer	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	27,789,656	99.98%	2,228	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6h	Investing in Securities of Unseasoned Issuers	27,741,238	99.81%	50,646	0.18%	3,028	0.01%	99.81%	0.18%	0.01%
6i	Investing in Warrants	27,789,450	99.98%	2,434	0.01%	3,028	0.01%	99.98%	0.01%	0.01%
6j	Writing or Acquiring Options	27,741,032	99.81%	50,853	0.18%	3,028	0.01%	99.81%	0.18%	0.01%

135

The Continental Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5b	Making Loans	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5c	Investments in Real Estate	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
5d	Investments in Commodities	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
5e	Diversification of Investments	38,128,283	99.92%	12,602	0.03%	17,169	0.04%	99.92%	0.03%	0.04%
6	To approve the elimination of certain
	fundamental investment restrictions
6a	Pledging, Mortgaging, or Hypothecating Assets	38,121,654	99.90%	19,230	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6b	Purchasing Securities on Margin	38,121,496	99.90%	19,389	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6c	Investing in Restricted or Illiquid Securities	38,121,348	99.90%	19,536	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6d	Investing for the Purpose of Exercising Control	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6e	Investing in Other Investment Companies	38,121,187	99.90%	19,697	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6f	Management Ownership of
	Securities of an Issuer	38,121,346	99.90%	19,539	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6g	Investing in Oil, Gas, or other Mineral Exploration,
	Leases or Development Programs	38,121,826	99.91%	19,059	0.05%	17,169	0.04%	99.91%	0.05%	0.04%
6h	Investing in Securities of Unseasoned Issuers	38,076,201	99.79%	64,684	0.17%	17,169	0.04%	99.79%	0.17%	0.04%
6i	Investing in Warrants	38,120,643	99.90%	20,241	0.05%	17,169	0.04%	99.90%	0.05%	0.04%
6j	Writing or Acquiring Options	38,076,042	99.79%	64,842	0.17%	17,169	0.04%	99.79%	0.17%	0.04%

The Canadian Small Company Series

								Percent of Outstanding
		Shares Voted						Shares Voted
						Abstain/				Abstain/
		For	%	Against	%	WithHold	%	For	Against	WithHold
Proposals:
5	To approve amendments to certain
	fundamental investment restrictions
5a	Borrowing Money	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5b	Making Loans	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5c	Investments in Real Estate	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5d	Investments in Commodities	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%
5e	Diversification of Investments	43,055,683	100.00%	—	0.00%	—	0.00%	100.00%	0.00%	0.00%

136

FUND MANAGEMENT

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended December 31, 2009.

     Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended December 31, 2009.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides	DFAITC - since 1993	87 portfolios in 4 investment	Leo Melamed Professor of Finance, The University of
Director of DFAIDG, DIG	DFAIDG - since 1983	companies	Chicago Booth School of Business.
and DEM.	DIG - since 1993
Trustee of DFAITC.	DEM - since 1993
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
Age: 62
137

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

138

Name, Position		Portfolios within the
with the Fund,	Term of Office1 and	DFA Fund Complex2	Principal Occupation(s) During Past 5 Years and
Address and Age	Length of Service	Overseen	Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth
Chairman, Director, Chief
Executive Officer and
President of DFAIDG, DIG
and DEM. Chairman,
Trustee, Chief Executive Officer,
Chief Investment Officer and
President of DFAITC.
6300 Bee Cave Road,
Building One
Austin, Texas 78746
Age: 62
DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto
Director, Chief Investment Officer
and Vice President of DFAIDG,
DIG and DEM.
Trustee, Chief Investment Officer
and Vice President of DFAITC
6300 Bee Cave Road,
Building One
Austin, TX 78746
Age: 42	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

139

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.

David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).

Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).

Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

140

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).

Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Vice President Age: 38	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/ Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

141

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).

Patrick M. Keating Vice President Age: 54	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).

Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008).Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

142

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd

Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Bruce A. Simmons Vice President Age: 44	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Vice President Age: 42	Since 2009
Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

143

Term of Office1
Name, Position with the Fund	and Length of
and Age	Service	Principal Occupation(s) During Past 5 Years
Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 64	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

144

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

145

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company Portfolio	100%	—	—	100%	100%	100%	7%	119%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e., the sum of short-term capital gain and net investment income) distributions made during the period.

(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

146

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266
SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.5%
AAR Corp.*	1,100	$25,278
Alliant Techsystems, Inc.*	975	86,063
BE Aerospace, Inc.*	2,400	56,400
Boeing Co.	20,500	1,109,665
Ceradyne, Inc.*	300	5,763
Cubic Corp.	500	18,650
Curtiss-Wright Corp.	1,576	49,360
DynCorp International, Inc., Class A*	1,500	21,525
Esterline Technologies Corp.*	900	36,693
General Dynamics Corp.	11,100	756,687
Goodrich Corp.	3,600	231,300
Hexcel Corp.*	3,100	40,238
Honeywell International, Inc.	21,300	834,960
ITT Corp.	5,300	263,622
L-3 Communications Holdings, Inc.	3,400	295,630
Lockheed Martin Corp.	11,300	851,455
Moog, Inc., Class A*	1,500	43,845
Northrop Grumman Corp.	9,144	510,693
Orbital Sciences Corp.*	2,300	35,098
Precision Castparts Corp.	4,024	444,048
Raytheon Co.	14,200	731,584
Rockwell Collins, Inc.	4,600	254,656
Spirit Aerosystems Holdings, Inc.*	1,900	37,734
Taser International, Inc.*	1,000	4,380
Teledyne Technologies, Inc.*	1,700	65,212
TransDigm Group, Inc.	1,300	61,737
Triumph Group, Inc.	200	9,650
United Technologies Corp.	26,840	1,862,965
		8,744,891
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	6,700	393,491
Expeditors International of Washington, Inc.	6,800	236,164
FedEx Corp.	8,100	675,945
Forward Air Corp.	450	11,273
HUB Group, Inc., Class A*	1,400	37,562
United Parcel Service, Inc., Class B	19,700	1,130,189
UTi Worldwide, Inc.	2,400	34,368
		2,518,992
Airlines — 0.2%
Airtran Holdings, Inc.*	3,800	19,836
Alaska Air Group, Inc.*	1,700	58,752
AMR Corp.*	5,300	40,969
Continental Airlines, Inc.*	3,100	55,552
Delta Air Lines, Inc.*	17,400	198,012
JetBlue Airways Corp.*	7,550	41,148
Skywest, Inc.	1,900	32,148
Southwest Airlines Co.	22,300	254,889
US Airways Group, Inc.*	3,200	15,488
		716,794
Auto Components — 0.3%
BorgWarner, Inc.	3,400	112,948
Cooper Tire & Rubber Co.	2,500	50,125
Dana Holding Corp.*	1,800	19,512
Federal Mogul Corp.*	200	3,460
Gentex Corp.	5,600	99,960
Johnson Controls, Inc.	17,700	482,148
The Goodyear Tire & Rubber Co.*	6,400	90,240
TRW Automotive Holdings Corp.*	3,700	88,356
WABCO Holdings, Inc.	1,599	41,238
		987,987
Automobiles — 0.2%
Ford Motor Co.*	58,540	585,400
Harley-Davidson, Inc.	5,200	131,040
Thor Industries, Inc.	1,600	50,240
		766,680
Beverages — 2.5%
Brown-Forman Corp., Class B	2,500	133,925
Central European Distribution Corp.*	1,400	39,774
Coca-Cola Co.	82,500	4,702,500
Coca-Cola Enterprises, Inc.	15,100	320,120
Constellation Brands, Inc., Class A*	5,600	89,208
Dr Pepper Snapple Group, Inc.	6,100	172,630
Hansen Natural Corp.*	2,600	99,840
Molson Coors Brewing Co., Class B	4,600	207,736
PepsiAmericas, Inc.	4,400	128,744
PepsiCo Inc.	52,210	3,174,368
		9,068,845
Biotechnology — 1.9%
Abraxis Bioscience, Inc.*	766	31,061
Acorda Therapeutics, Inc.*	800	20,176
Alexion Pharmaceuticals, Inc.*	3,100	151,342
Alkermes, Inc.*	3,279	30,855
Alnylam Pharmaceuticals, Inc.*	1,400	24,668
Amgen, Inc.*	39,922	2,258,388
Amylin Pharmaceuticals, Inc.*	3,100	43,989
Biogen Idec, Inc.*	8,170	437,095
BioMarin Pharmaceutical, Inc.*	3,200	60,192
Celera Corp.*	2,800	19,348
Celgene Corp.*	13,204	735,199
Cephalon, Inc.*	2,200	137,302
Cubist Pharmaceuticals, Inc.*	2,100	39,837
Dendreon Corp.*	4,300	113,004
Exelixis, Inc.*	3,800	28,006
Facet Biotech Corp.*	880	15,470
Genzyme Corp.*	8,900	436,189
Gilead Sciences, Inc.*	35,700	1,545,096
Human Genome Sciences, Inc.*	2,300	70,380
Incyte Corp., Ltd.*	1,000	9,110
InterMune, Inc.*	600	7,824
Isis Pharmaceuticals, Inc.*	2,900	32,190
MannKind Corp.*	4,100	35,916
Martek Biosciences Corp.*	1,100	20,834
Myriad Genetics, Inc.*	3,600	93,960
Myriad Pharmaceuticals, Inc.*	800	4,024
Onyx Pharmaceuticals, Inc.*	1,900	55,746
OSI Pharmaceuticals, Inc.*	2,000	62,060
PDL BioPharma, Inc.	3,300	22,638
Regeneron Pharmaceuticals, Inc.*	2,300	55,614
Seattle Genetics, Inc.*	1,800	18,288
Theravance, Inc.*	1,400	18,298
United Therapeutics Corp.*	2,000	105,300
Vertex Pharmaceuticals, Inc.*	3,200	137,120
		6,876,519
Building Products — 0.1%
American Woodmark Corp.	200	3,936
Griffon Corp.*	653	7,980
Lennox International, Inc.	2,100	81,984
Masco Corp.	5,800	80,098
Owens Corning*	2,500	64,100
Quanex Building Products Corp.	1,450	24,606
Simpson Manufacturing Co., Inc.	1,400	37,646
Universal Forest Products, Inc.	200	7,362
USG Corp.*	1,400	19,670
		327,382

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 2.5%
Affiliated Managers Group, Inc.*	600	$40,410
Ameriprise Financial, Inc.	6,240	242,237
Bank of New York Mellon Corp.	32,150	899,235
BlackRock, Inc.	2,100	487,620
Broadpoint Gleacher Securities, Inc.*	1,700	7,582
Charles Schwab Corp.	33,500	630,470
Cohen & Steers, Inc.	1,500	34,260
Eaton Vance Corp.	3,600	109,476
Federated Investors, Inc., Class B	3,100	85,250
Franklin Resources, Inc.	6,700	705,845
GFI Group, Inc.	1,700	7,769
Greenhill & Co., Inc.	900	72,216
Invesco Ltd.	7,600	178,524
Investment Technology Group, Inc.*	1,500	29,550
Janus Capital Group, Inc.	4,300	57,835
Jefferies Group, Inc.*	3,700	87,801
Knight Capital Group, Inc., Class A*	4,200	64,680
Legg Mason, Inc.	2,100	63,336
MF Global Ltd.	1,700	11,815
Morgan Stanley	31,400	929,440
Northern Trust Corp.	6,400	335,360
optionsXpress Holdings, Inc.	2,000	30,900
Piper Jaffray Cos.*	360	18,220
Raymond James Financial, Inc.	3,900	92,703
Riskmetrics Group, Inc.*	900	14,319
SEI Investments Co.	5,400	94,608
State Street Corp.	12,740	554,699
T Rowe Price Group, Inc.	7,400	394,050
TD Ameritrade Holding Corp.*	17,178	332,910
The Goldman Sachs Group, Inc.	12,500	2,110,500
Waddell & Reed Financial, Inc., Class A	2,717	82,977
		8,806,597
Chemicals — 2.1%
A. Schulman, Inc.	200	4,036
Air Products & Chemicals, Inc.	6,100	494,466
Airgas, Inc.	2,500	119,000
Albemarle Corp.	3,000	109,110
Arch Chemicals, Inc.	200	6,176
Ashland, Inc.	782	30,983
Cabot Corp.	2,400	62,952
Calgon Carbon Corp.*	1,500	20,850
Celanese Corp., Series A	4,400	141,240
CF Industries Holdings, Inc.	1,300	118,014
Cytec Industries, Inc.	2,000	72,840
Dow Chemical Co.	22,400	618,912
Eastman Chemical Co.	2,600	156,624
Ecolab, Inc.	6,700	298,686
EI Du Pont de Nemours & Co.	26,200	882,154
FMC Corp.	2,500	139,400
H.B. Fuller Co.	2,300	52,325
Huntsman Corp.	3,300	37,257
International Flavors & Fragrances, Inc.	3,500	143,990
Kronos Worldwide, Inc.*	1,422	23,108
Lubrizol Corp.	2,600	189,670
Minerals Technologies, Inc.	600	32,682
Monsanto Co.	15,734	1,286,254
Nalco Holding Co.	3,490	89,030
NL Industries, Inc.	320	2,221
Olin Corp.	2,100	36,792
OM Group, Inc.*	400	12,556
PPG Industries, Inc.	4,800	280,992
Praxair, Inc.	9,100	730,821
Rockwood Holdings, Inc.*	2,800	65,968
RPM International, Inc.	4,400	89,452
Sensient Technologies Corp.	1,800	47,340
Sigma-Aldrich Corp.	3,500	176,855
Solutia, Inc.*	1,700	21,590
Terra Industries, Inc.	3,400	109,446
The Mosaic Co.	10,700	639,111
The Scotts Miracle-Gro Co., Class A	2,200	86,482
Valhi, Inc.	3,660	51,130
Valspar Corp.	3,200	86,848
W.R. Grace & Co.*	700	17,745
Westlake Chemical Corp.	2,100	52,353
Zep, Inc.	500	8,660
		7,646,121
Commercial Banks — 2.2%
Associated Banc-Corp	3,819	42,047
Bancorpsouth, Inc.	2,700	63,342
Bank of Hawaii Corp.	1,600	75,296
BB&T Corp.	16,811	426,495
BOK Financial Corp.	2,242	106,540
Boston Private Financial Holdings, Inc.	1,300	7,501
CapitalSource, Inc.	4,500	17,865
Chemical Financial Corp.	315	7,428
City National Corp.	1,300	59,280
Comerica, Inc.	3,400	100,538
Commerce Bancshares, Inc.	3,435	133,003
Community Bank System, Inc.	400	7,724
Cullen/Frost Bankers, Inc.	2,100	105,000
CVB Financial Corp.	2,416	20,874
East West Bancorp, Inc.	1,300	20,540
Fifth Third Bancorp	11,107	108,293
First Bancorp	2,200	5,060
First Commonwealth Financial Corp.	2,200	10,230
First Financial Bancorp	630	9,173
First Horizon National Corp.*	3,199	42,869
FirstMerit Corp.	3,043	61,286
FNB Corp.	1,851	12,568
Fulton Financial Corp.	6,667	58,136
Glacier Bancorp, Inc.	1,875	25,725
Hancock Holding Co.	800	35,032
Huntington Bancshares, Inc.	9,992	36,471
International Bancshares Corp.	2,750	52,057
Investors Bancorp, Inc.*	3,600	39,384
KeyCorp	5,000	27,750
M&T Bank Corp.	2,868	191,841
Marshall & Ilsley Corp.	2,200	11,990
MB Financial, Inc.	450	8,874
NBT Bancorp, Inc.	600	12,222
Old National Bancorp	2,307	28,676
PNC Financial Services Group, Inc.	12,605	665,418
Prosperity Bancshares, Inc.	1,500	60,705
S&T Bancorp, Inc.	415	7,059
Sterling Bancshares, Inc.	2,250	11,542
SunTrust Banks, Inc.	6,926	140,529
Susquehanna Bancshares, Inc.	1,900	11,191
SVB Financial Group*	500	20,845
Synovus Financial Corp.	13,000	26,650
TCF Financial Corp.	4,000	54,480
Trustmark Corp.	1,900	42,826
UMB Financial Corp.	1,600	62,960
Umpqua Holdings Corp.	1,400	18,774
United Bankshares, Inc.	1,500	29,955
US Bancorp	51,715	1,164,105
Valley National Bancorp	5,168	73,024
Webster Financial Corp.	710	8,428

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Wells Fargo & Co.	125,159	$3,378,041
WesBanco, Inc.	100	1,234
Westamerica Bancorporation	1,000	55,370
Whitney Holding Corp.	1,425	12,982
Wilmington Trust Corp.	1,100	13,574
Wintrust Financial Corp.	300	9,237
Zions Bancorporation	2,707	34,731
		7,874,770
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,800	37,188
ACCO Brands Corp.*	612	4,455
Avery Dennison Corp.	2,900	105,821
Cenveo, Inc.*	1,800	15,750
Cintas Corp.	4,600	119,830
Consolidated Graphics, Inc.*	200	7,004
Copart, Inc.*	2,850	104,395
Corrections Corp. of America*	3,000	73,650
Covanta Holding Corp.*	5,290	95,696
Deluxe Corp.	1,100	16,269
EnergySolutions, Inc.	1,600	13,584
G&K Services, Inc., Class A	200	5,026
Healthcare Services Group, Inc.	497	10,666
Herman Miller, Inc.	1,600	25,568
HNI Corp.	1,600	44,208
Iron Mountain, Inc.*	6,375	145,095
Knoll, Inc.	1,700	17,561
Mine Safety Appliances Co.	1,100	29,183
Mobile Mini, Inc.*	1,000	14,090
Pitney Bowes, Inc.	5,600	127,456
R.R. Donnelley & Sons Co.	3,800	84,626
Republic Services, Inc.	8,285	234,548
Rollins, Inc.	3,525	67,962
Steelcase, Inc., Class A	2,200	13,992
Stericycle, Inc.*	3,000	165,510
SYKES Enterprises, Inc.*	1,100	28,017
Tetra Tech, Inc.*	2,300	62,491
The Brink's Co.	1,200	29,208
The Geo Group, Inc.*	800	17,504
United Stationers, Inc.*	500	28,425
Viad Corp.	400	8,252
Waste Connections, Inc.*	2,625	87,518
Waste Management, Inc.	16,100	544,341
		2,384,889
Communications Equipment — 2.2%
3Com Corp.*	14,100	105,750
ADC Telecommunications, Inc.*	562	3,490
Adtran, Inc.	2,300	51,865
Arris Group, Inc.*	3,500	40,005
Aruba Networks, Inc.*	1,400	14,924
Black Box Corp.	300	8,502
Blue Coat Systems, Inc.*	500	14,270
Brocade Communications Systems, Inc.*	8,225	62,757
Ciena Corp.*	2,000	21,680
Cisco Systems, Inc.*	160,921	3,852,449
CommScope, Inc.*	1,998	53,007
EchoStar Corp., Class A*	1,380	27,793
Emulex Corp.*	1,800	19,620
F5 Networks, Inc.*	2,400	127,152
Harmonic, Inc.*	1,800	11,394
Harris Corp.	4,100	194,955
Harris Stratex Networks, Inc., Class A*	1,018	7,034
Infinera Corp.*	2,100	18,627
InterDigital, Inc.*	2,000	53,080
JDS Uniphase Corp.*	4,200	34,650
Juniper Networks, Inc.*	14,906	397,543
Motorola, Inc.*	58,900	457,064
Netgear, Inc.*	1,000	21,690
Palm, Inc.*	3,400	34,136
Plantronics, Inc.	700	18,186
Polycom, Inc.*	1,900	47,443
QUALCOMM, Inc.	46,684	2,159,602
Riverbed Technology, Inc.*	1,600	36,752
Sycamore Networks, Inc.	1,120	23,419
Tekelec*	2,000	30,560
Tellabs, Inc.*	10,354	58,811
Viasat, Inc.*	200	6,356
		8,014,566
Computers & Peripherals — 4.9%
Adaptec, Inc.*	1,100	3,685
Apple, Inc.*	26,400	5,566,704
Dell, Inc.*	49,100	705,076
Diebold, Inc.	2,100	59,745
Electronics for Imaging, Inc.*	100	1,301
EMC Corp.*	57,733	1,008,596
Hewlett-Packard Co.	69,383	3,573,918
Imation Corp.*	500	4,360
Intermec, Inc.*	1,800	23,148
International Business Machines Corp.	39,400	5,157,460
Lexmark International, Inc., Class A*	1,100	28,578
NCR Corp.*	6,700	74,571
NetApp, Inc.*	8,600	295,754
QLogic Corp.*	4,200	79,254
SanDisk Corp.*	5,400	156,546
Seagate Technology	9,800	178,262
STEC, Inc.*	1,000	16,340
Sun Microsystems, Inc.*	19,950	186,931
Synaptics, Inc.*	450	13,793
Teradata Corp.*	5,300	166,579
Western Digital Corp.*	6,500	286,975
		17,587,576
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	79,750
Dycom Industries, Inc.*	700	5,621
EMCOR Group, Inc.*	1,200	32,280
Fluor Corp.	5,000	225,200
Granite Construction, Inc.	500	16,830
Insituform Technologies, Inc., Class A*	1,000	22,720
Jacobs Engineering Group, Inc.*	3,800	142,918
KBR, Inc.	5,476	104,044
MasTec, Inc.*	2,200	27,500
Quanta Services, Inc.*	5,834	121,580
The Shaw Group, Inc.*	2,400	69,000
Tutor Perini Corp.*	710	12,837
URS Corp.*	2,200	97,944
		958,224
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	41,498
Martin Marietta Materials, Inc.	1,200	107,292
Texas Industries, Inc.	600	20,994
Vulcan Materials Co.	2,991	157,536
		327,320
Consumer Finance — 0.6%
American Express Co.	34,100	1,381,732
AmeriCredit Corp.*	3,500	66,640
Capital One Financial Corp.	8,265	316,880

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Cash America International, Inc.	700	$24,472
Discover Financial Services	11,700	172,107
SLM Corp.*	6,500	73,255
The Student Loan Corp.	400	18,628
		2,053,714
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	75,054
Ball Corp.	3,800	196,460
Bemis Co., Inc.	3,200	94,880
Crown Holdings, Inc.*	4,700	120,226
Graphic Packaging Holding Co.*	3,712	12,881
Owens-Illinois, Inc.*	5,000	164,350
Packaging Corp. of America	3,500	80,535
Pactiv Corp.*	4,500	108,630
Rock-Tenn Co., Class A	1,400	70,574
Sealed Air Corp.	3,800	83,068
Silgan Holdings, Inc.	1,200	69,456
Sonoco Products Co.	2,400	70,200
Temple-Inland, Inc.	4,000	84,440
		1,230,754
Distributors — 0.1%
Genuine Parts Co.	5,000	189,800
LKQ Corp.*	3,900	76,401
		266,201
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A*	5,750	348,335
Brink's Home Security Holdings, Inc.*	1,600	52,224
Career Education Corp.*	2,500	58,275
Coinstar, Inc.*	1,000	27,780
Corinthian Colleges, Inc.*	3,100	42,687
DeVry, Inc.	2,400	136,152
H&R Block, Inc.	12,900	291,798
Hillenbrand, Inc.	2,300	43,332
ITT Educational Services, Inc.*	1,100	105,556
Jackson Hewitt Tax Service, Inc.*	500	2,200
Matthews International Corp., Class A	700	24,801
Regis Corp.	1,100	17,127
Service Corp. International	9,500	77,805
Sotheby's, Class A	2,300	51,704
Spectrum Group International, Inc.*	498	931
Stewart Enterprises, Inc., Class A	3,000	15,450
Strayer Education, Inc.	400	84,996
Universal Technical Institute, Inc.*	1,000	20,200
Weight Watchers International, Inc.	2,500	72,900
		1,474,253
Diversified Financial Services — 2.5%
Bank of America Corp.	138,450	2,085,057
Citigroup, Inc.	183,000	605,730
CME Group, Inc.	1,900	638,305
Financial Federal Corp.	300	8,250
Interactive Brokers Group, Inc., Class A*	1,000	17,720
IntercontinentalExchange, Inc.*	1,700	190,910
J.P. Morgan Chase & Co.	110,308	4,596,534
Leucadia National Corp.*	7,200	171,288
Moody's Corp.	6,200	166,160
MSCI, Inc., Class A*	1,700	54,060
NYSE Euronext	4,400	111,320
PHH Corp.*	1,567	25,245
The NASDAQ OMX Group, Inc.*	6,000	118,920
		8,789,499
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	151,543	4,247,750
CenturyTel, Inc.	9,388	339,939
Cincinnati Bell, Inc.*	1,700	5,865
Frontier Communications Corp.	8,000	62,480
General Communication, Inc., Class A*	1,900	12,122
Premiere Global Services, Inc.*	1,300	10,725
Qwest Communications International, Inc.	46,600	196,186
tw telecom, Inc.*	5,600	95,984
Verizon Communications, Inc.	83,052	2,751,513
Windstream Corp.	14,226	156,344
		7,878,908
Electric Utilities — 2.0%
Allegheny Energy, Inc.	6,200	145,576
Allete, Inc.	1,000	32,680
American Electric Power Co., Inc.	13,700	476,623
Cleco Corp.	2,000	54,660
DPL, Inc.	3,300	91,080
Duke Energy Corp.	49,056	844,254
Edison International	9,700	337,366
El Paso Electric Co.*	1,200	24,336
Entergy Corp.	5,700	466,488
Exelon Corp.	19,100	933,417
FirstEnergy Corp.	8,600	399,470
FPL Group, Inc.	15,200	802,864
Great Plains Energy, Inc.	3,484	67,555
Hawaiian Electric Industries, Inc.	2,800	58,520
IDACORP, Inc.	1,000	31,950
ITC Holdings Corp.	1,300	67,717
MGE Energy, Inc.	200	7,148
Northeast Utilities	5,500	141,845
NV Energy, Inc.	8,400	103,992
Pepco Holdings, Inc.	7,200	121,320
Pinnacle West Capital Corp.	3,200	117,056
PNM Resources, Inc.	2,100	26,565
Portland General Electric Co.	2,100	42,861
PPL Corp.	11,100	358,641
Progress Energy, Inc.	10,200	418,302
Southern Co.	28,800	959,616
UIL Holdings Corp.	333	9,350
Unisource Energy Corp.	600	19,314
Westar Energy, Inc.	3,700	80,364
		7,240,930
Electrical Equipment — 0.7%
A.O. Smith Corp.	700	30,373
Acuity Brands, Inc.	1,000	35,640
American Superconductor Corp.*	500	20,450
AMETEK, Inc.	3,450	131,928
Baldor Electric Co.	1,700	47,753
Belden, Inc.	1,500	32,880
Brady Corp., Class A	1,600	48,016
Cooper Industries PLC	4,500	191,880
Emerson Electric Co.	21,500	915,900
Ener1, Inc.*	3,200	20,288
Energy Conversion Devices, Inc.*	900	9,513
EnerSys*	1,800	39,366
First Solar, Inc.*	1,600	216,640
General Cable Corp.*	1,400	41,188
GrafTech International Ltd.*	3,700	57,535
Hubbell, Inc., Class B	2,100	99,330
II-VI, Inc.*	1,100	34,980
Regal-Beloit Corp.	900	46,746
Rockwell Automation, Inc.	4,300	202,014
Roper Industries, Inc.	2,800	146,636

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
SunPower Corp., Class B*	1,127	$23,611
Thomas & Betts Corp.*	1,300	46,527
Vicor Corp.*	200	1,860
Woodward Governor Co.	2,000	51,540
		2,492,594
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.*	9,500	295,165
Amphenol Corp., Class A	5,000	230,900
Anixter International, Inc.*	1,100	51,810
Arrow Electronics, Inc.*	3,600	106,596
Avnet, Inc.*	4,722	142,416
AVX Corp.	4,800	60,816
Benchmark Electronics, Inc.*	1,050	19,856
Checkpoint Systems, Inc.*	600	9,150
Cogent, Inc.*	1,800	18,702
Cognex Corp.	1,500	26,580
Coherent, Inc.*	400	11,892
Corning, Inc.	44,460	858,523
Daktronics, Inc.	100	921
Dolby Laboratories, Inc.*	1,500	71,595
FLIR Systems, Inc.*	4,100	134,152
Ingram Micro, Inc., Class A*	6,300	109,935
Itron, Inc.*	1,000	67,570
Jabil Circuit, Inc.	5,800	100,746
Littelfuse, Inc.*	400	12,860
Molex, Inc., Class A	2,400	51,720
Molex, Inc.	3,000	57,390
MTS Systems Corp.	152	4,368
Multi-Fineline Electronix, Inc.*	600	17,022
National Instruments Corp.	2,850	83,932
Newport Corp.*	1,600	14,704
Plexus Corp.*	800	22,800
Rogers Corp.*	300	9,093
Scansource, Inc.*	200	5,340
Tech Data Corp.*	1,300	60,658
Trimble Navigation Ltd.*	3,900	98,280
Vishay Intertechnology, Inc.*	6,730	56,195
		2,811,687
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	2,400	86,040
Baker Hughes, Inc.	8,600	348,128
BJ Services Co.	8,500	158,100
Bristow Group, Inc.*	200	7,690
Cal Dive International, Inc.*	1,300	9,828
Cameron International Corp.*	6,300	263,340
CARBO Ceramics, Inc.	800	54,536
Complete Production Services, Inc.*	3,000	39,000
Diamond Offshore Drilling, Inc.	4,100	403,522
Dresser-Rand Group, Inc.*	3,100	97,991
Dril-Quip, Inc.*	1,600	90,368
ENSCO International PLC, ADR	4,100	163,754
Exterran Holdings, Inc.*	1,502	32,218
FMC Technologies, Inc.*	3,800	219,792
Global Industries Ltd.*	2,500	17,825
Halliburton Co.	26,040	783,543
Helix Energy Solutions Group, Inc.*	1,301	15,287
Helmerich & Payne, Inc.	3,200	127,616
Hornbeck Offshore Services, Inc.*	1,000	23,280
ION Geophysical Corp.*	2,700	15,984
Key Energy Services, Inc.*	2,900	25,491
Nabors Industries Ltd.*	5,700	124,773
National Oilwell Varco, Inc.	12,010	529,521
Newpark Resources*	2,600	10,998
Oceaneering International, Inc.*	1,600	93,632
Oil States International, Inc.*	1,600	62,864
Parker Drilling Co.*	4,100	20,295
Patterson-UTI Energy, Inc.	4,300	66,005
Pride International, Inc.*	5,100	162,741
Rowan Cos, Inc.*	3,600	81,504
RPC, Inc.	2,925	30,420
Schlumberger Ltd.	29,200	1,900,628
SEACOR Holdings, Inc.*	700	53,375
Seahawk Drilling, Inc.*	346	7,799
Smith International, Inc.	6,424	174,540
Superior Energy Services, Inc.*	2,700	65,583
Tetra Technologies, Inc.*	600	6,648
Tidewater, Inc.	1,400	67,130
Unit Corp.*	1,300	55,250
		6,497,039
Food & Staples Retailing — 3.1%
BJ's Wholesale Club, Inc.*	2,700	88,317
Casey's General Stores, Inc.	1,800	57,456
Costco Wholesale Corp.	12,400	733,708
CVS Caremark Corp.	40,779	1,313,492
Kroger Co.	26,100	535,833
Ruddick Corp.	1,900	48,887
Safeway, Inc.	11,900	253,351
SUPERVALU, Inc.	5,075	64,503
Sysco Corp.	15,000	419,100
United Natural Foods, Inc.*	1,600	42,784
Wal-Mart Stores, Inc.	118,300	6,323,135
Walgreen Co.	28,300	1,039,176
Weis Markets, Inc.	900	32,724
Whole Foods Market, Inc.*	4,000	109,800
Winn-Dixie Stores, Inc.*	1,400	14,056
		11,076,322
Food Products — 2.0%
American Italian Pasta Co., Class A*	313	10,889
Archer-Daniels-Midland Co.	24,577	769,506
Bunge Ltd.	3,200	204,256
Campbell Soup Co.	15,500	523,900
Chiquita Brands International, Inc.*	500	9,020
ConAgra Foods, Inc.	14,800	341,140
Corn Products International, Inc.	2,100	61,383
Darling International, Inc.*	800	6,704
Dean Foods Co.*	5,184	93,519
Del Monte Foods Co.	4,588	52,028
Flowers Foods, Inc.	3,437	81,663
Fresh Del Monte Produce, Inc.*	500	11,050
General Mills, Inc.	13,000	920,530
Hain Celestial Group, Inc.*	1,400	23,814
HJ Heinz Co.	8,900	380,564
Hormel Foods Corp.	5,500	211,475
Kellogg Co.	14,800	787,360
Kraft Foods, Inc., Class A	55,871	1,518,574
Lancaster Colony Corp.	500	24,850
McCormick & Co., Inc.	4,300	155,359
Ralcorp Holdings, Inc.*	1,800	107,478
Sanderson Farms, Inc.	400	16,864
Sara Lee Corp.	18,700	227,766
Smithfield Foods, Inc.*	2,200	33,418
The Hershey Co.	6,300	225,477
The J.M. Smucker Co.	3,029	187,041
Tootsie Roll Industries, Inc.	1,023	28,010
TreeHouse Foods, Inc.*	816	31,710

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Tyson Foods, Inc., Class A	7,302	$89,595
		7,134,943
Gas Utilities — 0.4%
AGL Resources, Inc.	3,100	113,057
Atmos Energy Corp.	3,700	108,780
Energen Corp.	2,500	117,000
EQT Corp.	3,900	171,288
National Fuel Gas Co.	2,900	145,000
New Jersey Resources Corp.	1,450	54,230
Nicor, Inc.	1,500	63,150
Northwest Natural Gas Co.	1,400	63,056
Oneok, Inc.	3,300	147,081
Piedmont Natural Gas Co., Inc.	2,300	61,525
Questar Corp.	5,200	216,164
South Jersey Industries, Inc.	400	15,272
Southwest Gas Corp.	1,500	42,795
The Laclede Group, Inc.	600	20,262
UGI Corp.	3,710	89,745
WGL Holdings, Inc.	1,900	63,726
		1,492,131
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.*	1,300	23,166
American Medical Systems Holdings, Inc.*	2,100	40,509
Baxter International, Inc.	25,300	1,484,604
Beckman Coulter, Inc.	2,600	170,144
Becton Dickinson and Co.	9,100	717,626
Boston Scientific Corp.*	33,795	304,155
CareFusion Corp.*	4,600	115,046
Conmed Corp.*	500	11,400
CR Bard, Inc.	3,700	288,230
Cyberonics, Inc.*	400	8,176
DENTSPLY International, Inc.	4,334	152,427
Edwards Lifesciences Corp.*	3,600	312,660
ev3, Inc.*	2,200	29,348
Gen-Probe, Inc.*	1,200	51,480
Greatbatch, Inc.*	300	5,769
Haemonetics Corp.*	500	27,575
Hill-Rom Holdings, Inc.	2,300	55,177
Hologic, Inc.*	6,896	99,992
Hospira, Inc.*	4,120	210,120
Idexx Laboratories, Inc.*	1,600	85,504
Immucor, Inc.*	2,175	44,022
Integra LifeSciences Holdings Corp.*	800	29,424
Intuitive Surgical, Inc.*	700	212,324
Inverness Medical Innovations, Inc.*	1,700	70,567
Kinetic Concepts, Inc.*	1,100	41,415
Masimo Corp.*	1,400	42,588
Medtronic, Inc.	31,500	1,385,370
Meridian Bioscience, Inc.	300	6,465
NuVasive, Inc.*	1,200	38,376
ResMed, Inc.*	2,300	120,221
Sirona Dental Systems, Inc.*	900	28,566
St. Jude Medical, Inc.*	12,400	456,072
STERIS Corp.	2,100	58,737
Stryker Corp.	11,300	569,181
Symmetry Medical, Inc.*	200	1,612
Teleflex, Inc.	900	48,501
The Cooper Cos., Inc.	600	22,872
Thoratec Corp.*	2,100	56,532
Varian Medical Systems, Inc.*	3,600	168,660
Volcano Corp.*	1,200	20,856
West Pharmaceutical Services, Inc.	800	31,360
Wright Medical Group, Inc.*	400	7,580
Zimmer Holdings, Inc.*	6,080	359,389
		8,013,798
Health Care Providers & Services — 2.3%
Aetna, Inc.	11,300	358,210
Amedisys, Inc.*	1,100	53,416
AMERIGROUP Corp.*	2,200	59,312
AmerisourceBergen Corp.	11,836	308,564
Amsurg Corp.*	300	6,606
Brookdale Senior Living, Inc.*	3,500	63,665
Cardinal Health, Inc.	9,200	296,608
Catalyst Health Solutions, Inc.*	1,300	47,411
Centene Corp.*	1,800	38,106
Chemed Corp.	400	19,188
CIGNA Corp.	7,000	246,890
Community Health Systems, Inc.*	2,200	78,320
Coventry Health Care, Inc.*	4,550	110,519
DaVita, Inc.*	3,500	205,590
Express Scripts, Inc.*	7,100	613,795
Health Management Associates, Inc., Class A*	4,172	30,330
Health Net, Inc.*	1,700	39,593
Healthsouth Corp.*	1,758	32,998
Healthspring, Inc.*	800	14,088
Healthways, Inc.*	500	9,170
Henry Schein, Inc.*	2,700	142,020
Humana, Inc.*	5,300	232,617
inVentiv Health, Inc.*	1,000	16,170
Kindred Healthcare, Inc.*	1,800	33,228
Laboratory Corp. of America Holdings*	3,900	291,876
LifePoint Hospitals, Inc.*	1,533	49,838
Lincare Holdings, Inc.*	3,100	115,072
Magellan Health Services, Inc.*	1,300	52,949
McKesson Corp.	7,700	481,250
Medco Health Solutions, Inc.*	18,738	1,197,546
Mednax, Inc.*	1,400	84,154
Molina Healthcare, Inc.*	1,000	22,870
Odyssey HealthCare, Inc.*	400	6,232
Omnicare, Inc.	4,100	99,138
Owens & Minor, Inc.	1,500	64,395
Patterson Cos, Inc.*	3,600	100,728
PharMerica Corp.*	812	12,895
PSS World Medical, Inc.*	2,900	65,453
Psychiatric Solutions, Inc.*	1,700	35,938
Quest Diagnostics, Inc.	7,400	446,812
Tenet Healthcare Corp.*	6,700	36,113
UnitedHealth Group, Inc.	31,435	958,139
Universal American Corp.*	652	7,628
Universal Health Services, Inc.	2,600	79,300
VCA Antech, Inc.*	2,600	64,792
WellPoint, Inc.*	13,792	803,936
		8,133,468
Health Care Technology — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.*	5,300	107,219
Cerner Corp.*	2,600	214,344
Eclipsys Corp.*	1,500	27,780
IMS Health, Inc.	5,400	113,724
MedAssets, Inc.*	1,300	27,573
Quality Systems, Inc.	1,200	75,348
		565,988
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	1,800	27,414
Bally Technologies, Inc.*	1,600	66,064
Bob Evans Farms, Inc.	700	20,265

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Boyd Gaming Corp.*	3,400	$28,458
Brinker International, Inc.	2,650	39,538
Burger King Holdings, Inc.	3,100	58,342
Carnival Corp.*	16,300	516,547
CEC Entertainment, Inc.*	600	19,152
Choice Hotels International, Inc.	2,700	85,482
Cracker Barrel Old Country Store, Inc.	500	18,995
Darden Restaurants, Inc.	4,100	143,787
DineEquity, Inc.*	400	9,716
Gaylord Entertainment Co.*	700	13,825
International Game Technology	9,100	170,807
International Speedway Corp., Class A	500	14,225
Jack in the Box, Inc.*	1,800	35,406
Landry's Restaurants, Inc.*	300	6,387
Las Vegas Sands Corp.*	10,700	159,858
Life Time Fitness, Inc.*	1,300	32,409
Marriott International, Inc., Class A	10,310	280,947
McDonald's Corp.	46,700	2,915,948
MGM Mirage*	6,200	56,544
Orient-Express Hotels Ltd. Class A*	1,100	11,154
Panera Bread Co., Class A*	700	46,879
Papa John's International, Inc.*	100	2,336
Penn National Gaming, Inc.*	2,700	73,386
Pinnacle Entertainment, Inc.*	2,000	17,960
Royal Caribbean Cruises Ltd.*	4,300	108,704
Scientific Games Corp., Class A*	3,100	45,105
Sonic Corp.*	2,025	20,392
Speedway Motorsports, Inc.	600	10,572
Starbucks Corp.*	15,800	364,348
Starwood Hotels & Resorts Worldwide, Inc.	5,000	182,850
Texas Roadhouse, Inc., Class A*	1,354	15,205
The Cheesecake Factory, Inc.*	1,750	37,783
The Marcus Corp.	200	2,564
Vail Resorts, Inc.*	1,400	52,920
Wendy's/Arby's Group, Inc., Class A	12,750	59,798
WMS Industries, Inc.*	750	30,000
Wyndham Worldwide Corp.	2,760	55,669
Wynn Resorts Ltd.	3,200	186,336
Yum! Brands, Inc.	15,700	549,029
		6,593,106
Household Durables — 0.5%
American Greetings Corp., Class A	1,700	37,043
Black & Decker Corp.	1,900	123,177
Blyth, Inc.	375	12,645
Cavco Industries, Inc.*	100	3,592
DR Horton, Inc.	9,300	101,091
Ethan Allen Interiors, Inc.	800	10,736
Fortune Brands, Inc.	4,500	194,400
Garmin Ltd.	4,000	122,800
Harman International Industries, Inc.	1,200	42,336
Jarden Corp.	2,655	82,066
KB Home	2,200	30,096
Kid Brands, Inc.*	400	1,752
Leggett & Platt, Inc.	5,800	118,320
Lennar Corp., Class A	2,600	33,202
Lennar Corp., Class B	800	7,872
M.D.C. Holdings, Inc.	1,057	32,809
Mohawk Industries, Inc.*	1,843	87,727
Newell Rubbermaid, Inc.	8,200	123,082
NVR, Inc.*	100	71,071
Pulte Homes, Inc.*	7,747	77,470
Ryland Group, Inc.	1,200	23,640
Snap-On, Inc.	2,000	84,520
Stanley Works	2,200	113,322
Tempur-Pedic International, Inc.*	1,500	35,445
Toll Brothers, Inc.*	4,500	84,645
Tupperware Brands Corp.	1,700	79,169
Whirlpool Corp.	1,867	150,592
		1,884,620
Household Products — 2.1%
Central Garden and Pet Co.*	200	2,140
Central Garden and Pet Co., Class A*	400	3,976
Church & Dwight Co., Inc.	2,500	151,125
Clorox Co.	6,000	366,000
Colgate-Palmolive Co.	20,000	1,643,000
Energizer Holdings, Inc.*	1,700	104,176
Kimberly-Clark Corp.	15,500	987,505
Procter & Gamble Co.	71,605	4,341,411
		7,599,333
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	8,894	97,834
Constellation Energy Group, Inc.	4,900	172,333
Mirant Corp.*	3,600	54,972
NRG Energy, Inc.*	9,500	224,295
Ormat Technologies, Inc.	1,200	45,408
Reliant Energy, Inc.*	7,744	44,296
The AES Corp.*	16,800	223,608
		862,746
Industrial Conglomerates — 1.7%
3M Co.	20,000	1,653,400
Carlisle Cos, Inc.	1,200	41,112
General Electric Co.	273,099	4,131,988
McDermott International, Inc.*	5,500	132,055
Otter Tail Corp.	600	14,880
Textron, Inc.	4,200	79,002
Tredegar Corp.	400	6,328
		6,058,765
Insurance — 2.8%
Aflac, Inc.	13,500	624,375
Allied World Assurance Co., Holdings Ltd.	1,000	46,070
Allstate Corp.	15,300	459,612
American Equity Investment Life Holding Co.	1,800	13,392
American Financial Group, Inc.	3,900	97,305
American National Insurance Co.	400	47,776
Amtrust Financial Services, Inc.	1,389	16,418
AON Corp.	11,900	456,246
Arch Capital Group Ltd.*	1,400	100,170
Argo Group International Holdings Ltd.*	648	18,883
Arthur J Gallagher & Co.	3,200	72,032
Aspen Insurance Holdings Ltd.	2,100	53,445
Assurant, Inc.	3,400	100,232
Assured Guaranty Ltd.	2,000	43,520
Axis Capital Holdings Ltd.	3,400	96,594
Brown & Brown, Inc.	4,700	84,459
Chubb Corp.	15,100	742,618
Cincinnati Financial Corp.	5,214	136,815
CNA Financial Corp.*	7,300	175,200
CNA Surety Corp.*	900	13,401
Conseco, Inc.*	2,600	13,000
Delphi Financial Group, Inc., Class S	1,675	37,470
Employers Holdings, Inc.	783	12,011
Endurance Specialty Holdings Ltd.	1,200	44,676
Erie Indemnity Co., Class A	1,400	54,628
Everest Re Group Ltd.	1,400	119,952

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
FBL Financial Group, Inc., Class A	200	$3,704
Fidelity National Title Group, Inc., Class A	7,004	94,274
Flagstone Reinsurance Holdings Ltd.	300	3,282
Genworth Financial, Inc., Class A*	9,300	105,555
Hanover Insurance Group, Inc.	1,100	48,873
Harleysville Group, Inc.	600	19,074
Hartford Financial Services Group, Inc.	5,100	118,626
HCC Insurance Holdings, Inc.	4,500	125,865
Hilltop Holdings, Inc.*	1,260	14,666
Horace Mann Educators Corp.	1,700	21,250
Infinity Property & Casualty Corp.	400	16,256
Lincoln National Corp.	8,033	199,861
Loews Corp.	12,900	468,915
Markel Corp.*	100	34,000
Marsh & McLennan Cos, Inc.	14,800	326,784
MBIA, Inc.*	3,900	15,522
Mercury General Corp.	1,800	70,668
MetLife, Inc.	21,637	764,868
Montpelier Re Holdings Ltd.	2,200	38,104
Navigators Group, Inc.*	100	4,711
Old Republic International Corp.	5,500	55,220
PartnerRe Ltd.	1,200	89,592
Platinum Underwriters Holdings Ltd.	300	11,487
Principal Financial Group, Inc.	5,800	139,432
ProAssurance Corp.*	1,100	59,081
Protective Life Corp.	1,000	16,550
Prudential Financial, Inc.	12,800	636,928
Reinsurance Group of America, Inc.	2,881	137,280
RenaissanceRe Holdings Ltd.	1,400	74,410
RLI Corp.	500	26,625
Selective Insurance Group	1,000	16,450
StanCorp Financial Group, Inc.	1,400	56,028
State Auto Financial Corp.	1,600	29,600
Stewart Information Services Corp.	300	3,384
The First American Corp.	3,300	109,263
The Progressive Corp.*	19,600	352,604
The Travelers Companies, Inc.	23,041	1,148,824
Torchmark Corp.	2,400	105,480
Tower Group, Inc.	1,000	23,410
Transatlantic Holdings, Inc.	1,500	78,165
Unitrin, Inc.	1,200	26,460
UnumProvident Corp.	9,580	187,002
Validus Holdings Ltd.	2,567	69,155
WR Berkley Corp.	6,505	160,283
Zenith National Insurance Corp.	1,200	35,712
		9,823,583
Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	12,600	1,694,952
Expedia, Inc.*	3,928	100,989
Liberty Media Corp. - Interactive, Class A*	11,039	119,662
NetFlix, Inc.*	1,800	99,252
NutriSystem, Inc.	1,000	31,170
Priceline.com, Inc.*	1,300	284,050
Ticketmaster Entertainment, Inc.*	2,031	24,819
		2,354,894
Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	5,154	130,551
AOL, Inc.*	3,127	72,797
Digital River, Inc.*	1,400	37,786
Earthlink, Inc.	4,500	37,395
eBay, Inc.*	33,400	786,236
Equinix, Inc.*	200	21,230
Google, Inc., Class A*	6,200	3,843,876
GSI Commerce, Inc.*	900	22,851
IAC/InterActiveCorp*	3,453	70,717
j2 Global Communications, Inc.*	1,500	30,525
RealNetworks, Inc.*	2,500	9,275
United Online, Inc.	2,150	15,458
Valueclick, Inc.*	3,400	34,408
VeriSign, Inc.*	6,100	147,864
VistaPrint NV*	1,000	56,660
Yahoo!, Inc.*	33,300	558,774
		5,876,403
IT Services — 1.7%
Accenture PLC, Class A	13,500	560,250
Acxiom Corp.*	900	12,078
Affiliated Computer Services, Inc., Class A*	3,200	191,008
Alliance Data Systems Corp.*	2,100	135,639
Amdocs Ltd.*	5,030	143,506
Automatic Data Processing, Inc.	14,000	599,480
Broadridge Financial Solutions, Inc.	4,875	109,980
CACI International, Inc., Class A*	600	29,310
Cognizant Technology Solutions Corp., Class A*	8,400	380,520
Computer Sciences Corp.*	5,500	316,415
Convergys Corp.*	3,200	34,400
CSG Systems International, Inc.*	1,800	34,362
Cybersource Corp.*	1,700	34,187
DST Systems, Inc.*	2,000	87,100
Euronet Worldwide, Inc.*	200	4,390
Fidelity National Information Services, Inc.	11,998	281,233
Fiserv, Inc.*	4,650	225,432
Gartner, Inc., Class A*	4,600	82,984
Global Payments, Inc.	2,480	133,573
Hewitt Associates, Inc., Class A*	2,080	87,901
Lender Processing Services, Inc.	4,139	168,292
Mastercard, Inc., Class A	2,800	716,744
MAXIMUS, Inc.	400	20,000
NeuStar, Inc., Class A*	2,700	62,208
Paychex, Inc.	10,550	323,252
SAIC, Inc.*	4,500	85,230
Sapient Corp.*	4,000	33,080
SRA International, Inc., Class A*	1,400	26,740
Syntel, Inc.	1,400	53,242
TeleTech Holdings, Inc.*	1,900	38,057
The Western Union Co.	20,808	392,231
Total System Services, Inc.	7,328	126,554
Unisys Corp.*	250	9,640
VeriFone Holdings, Inc.*	1,200	19,656
Visa, Inc.	6,400	559,744
		6,118,418
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,600	20,336
Callaway Golf Co.	1,300	9,802
Hasbro, Inc.	4,100	131,446
Mattel, Inc.	11,000	219,780
Polaris Industries, Inc.	1,200	52,356
Pool Corp.	1,200	22,896
		456,616
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	1,900	11,096
Bruker Corp.*	5,500	66,330
Charles River Laboratories International, Inc.*	1,588	53,500
Covance, Inc.*	2,000	109,140
Dionex Corp.*	600	44,322
See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Illumina, Inc.*	3,400	$104,210
Life Technologies Corp.*	5,123	267,574
Luminex Corp.*	1,200	17,916
Millipore Corp.*	1,700	122,995
Parexel International Corp.*	2,400	33,840
PerkinElmer, Inc.	4,500	92,655
Pharmaceutical Product Development, Inc.	3,500	82,040
Techne Corp.	1,300	89,128
Thermo Fisher Scientific, Inc.*	11,923	568,608
Varian, Inc.*	1,000	51,540
Waters Corp.*	2,800	173,488
		1,888,382
Machinery — 1.9%
Actuant Corp., Class A	1,500	27,795
AGCO Corp.*	3,100	100,254
Albany International Corp., Class A	400	8,984
Barnes Group, Inc.	1,900	32,110
Briggs & Stratton Corp.	1,700	31,807
Bucyrus International, Inc.	1,700	95,829
Caterpillar, Inc.	17,600	1,003,024
CLARCOR, Inc.	1,800	58,392
Crane Co.	1,300	39,806
Cummins, Inc.	3,700	169,682
Danaher Corp.	9,200	691,840
Deere & Co.	12,000	649,080
Donaldson Co., Inc.	2,400	102,096
Dover Corp.	5,400	224,694
Eaton Corp.	4,800	305,376
ESCO Technologies, Inc.	800	28,680
Federal Signal Corp.	900	5,418
Flowserve Corp.	1,800	170,154
Gardner Denver, Inc.	1,900	80,845
Graco, Inc.	1,550	44,283
Harsco Corp.	2,000	64,460
IDEX Corp.	3,000	93,450
Illinois Tool Works, Inc.	14,500	695,855
John Bean Technologies Corp.	1,080	18,371
Joy Global, Inc.	2,900	149,611
Kaydon Corp.	900	32,184
Kennametal, Inc.	1,900	49,248
Lincoln Electric Holdings, Inc.	1,300	69,498
Manitowoc Co., Inc.	1,600	15,952
Mueller Industries, Inc.	500	12,420
Mueller Water Products, Inc., Class A	2,061	10,717
Navistar International Corp.*	1,500	57,975
Nordson Corp.	1,000	61,180
Oshkosh Corp.	2,600	96,278
PACCAR, Inc.	10,607	384,716
Pall Corp.	4,200	152,040
Parker Hannifin Corp.	4,850	261,318
Pentair, Inc.	3,700	119,510
Sauer-Danfoss, Inc.*	1,500	18,015
SPX Corp.	1,700	92,990
Terex Corp.*	2,600	51,506
Timken Co.	3,000	71,130
Toro Co.	1,000	41,810
Trinity Industries, Inc.	2,400	41,856
Valmont Industries, Inc.	1,000	78,450
Wabtec Corp.	2,000	81,680
Watts Water Technologies, Inc., Class A	900	27,828
		6,720,197
Marine — 0.0%
Alexander & Baldwin, Inc.	900	30,807
Kirby Corp.*	2,000	69,660
		100,467
Media — 3.3%
Arbitron, Inc.	300	7,026
Ascent Media Corp. Class A*	402	10,263
Cablevision Systems Corp., Class A	7,300	188,486
CBS Corp., Class B	16,851	236,757
CBS Corp., Class A	1,300	18,265
Cinemark Holdings, Inc.	2,400	34,488
Comcast Corp., Class A	56,990	960,851
Comcast Corp., Class A Special	21,850	349,819
DIRECTV Class A*	74,030	2,468,901
Discovery Communications, Inc., Class A*	4,020	123,293
Discovery Communications, Inc., Class C*	4,020	106,610
DISH Network Corp., Class A	5,200	108,004
DreamWorks Animation SKG, Inc., Class A*	2,400	95,880
Gannett Co., Inc.	3,300	49,005
Interactive Data Corp.	3,500	88,550
Interpublic Group of Cos, Inc.*	11,400	84,132
John Wiley & Sons, Inc., Class A	1,700	71,196
Journal Communications, Inc., Class A	700	2,723
Lamar Advertising Co., Class A*	2,400	74,616
Liberty Global, Inc., Series A*	3,795	83,148
Liberty Global, Inc., Series C*	5,373	117,400
Liberty Media - Starz Series A*	2,992	138,081
Liberty Media Corp. - Capital, Series A*	5,000	119,400
Live Nation, Inc.*	3,200	27,232
Marvel Entertainment, Inc.*	3,000	162,240
McGraw-Hill Companies, Inc.	9,100	304,941
Mediacom Communications Corp., Class A*	2,700	12,069
Meredith Corp.	900	27,765
Morningstar, Inc.*	1,200	58,008
News Corp., Class A	52,244	715,220
News Corp., Class B	23,500	374,120
Omnicom Group, Inc.	9,100	356,265
Primedia, Inc.	1,400	5,054
Regal Entertainment Group, Class A	4,500	64,980
Scholastic Corp.	1,600	47,728
Scripps Networks Interactive, Inc., Class A	2,200	91,300
The McClatchy Co. Class A	1,125	3,983
The New York Times Co., Class A*	2,900	35,844
Time Warner Cable, Inc.	14,901	616,752
Time Warner, Inc.	34,400	1,002,416
Viacom, Inc., Class A*	1,100	34,650
Viacom, Inc., Class B*	12,641	375,817
Walt Disney Co.	52,640	1,697,640
Warner Music Group Corp.*	4,300	24,338
World Wrestling Entertainment, Inc., Class A	1,500	22,995
		11,598,251
Metals & Mining — 1.1%
AK Steel Holding Corp.	3,100	66,185
Alcoa, Inc.	15,600	251,472
Allegheny Technologies, Inc.	2,800	125,356
AMCOL International Corp.	900	25,578
Carpenter Technology Corp.	600	16,170
Century Aluminum Co.*	1,000	16,190
Cliffs Natural Resources, Inc.	1,600	73,744
Coeur d’Alene Mines Corp.*	1,100	19,866
Commercial Metals Co.	4,600	71,990
Compass Minerals International, Inc.	1,000	67,190

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B*	11,318	$908,722
Hecla Mining Co.*	4,300	26,574
Newmont Mining Corp.	13,900	657,609
Nucor Corp.	9,000	419,850
Reliance Steel & Aluminum Co.	2,000	86,440
Royal Gold, Inc.	1,500	70,650
Schnitzer Steel Industries, Inc., Class A	700	33,390
Southern Copper Corp.	19,437	639,672
Steel Dynamics, Inc.	5,800	102,776
Stillwater Mining Co.*	3,300	31,284
Titanium Metals Corp.*	4,000	50,080
United States Steel Corp.	3,300	181,896
Walter Industries, Inc.	1,400	105,434
Worthington Industries, Inc.	3,000	39,210
		4,087,328
Multi-Utilities — 1.4%
Alliant Energy Corp.	3,400	102,884
Ameren Corp.	6,400	178,880
Avista Corp.	2,100	45,339
Black Hills Corp.	1,000	26,630
Centerpoint Energy, Inc.	10,150	147,277
CH Energy Group, Inc.	300	12,756
CMS Energy Corp.	7,500	117,450
Consolidated Edison, Inc.	10,000	454,300
Dominion Resources, Inc.	20,400	793,968
DTE Energy Co.	6,100	265,899
Integrys Energy Group, Inc.	1,377	57,820
MDU Resources Group, Inc.	6,825	161,070
NiSource, Inc.	7,800	119,964
NorthWestern Corp.	400	10,408
NSTAR	4,300	158,240
OGE Energy Corp.	3,100	114,359
PG&E Corp.	13,000	580,450
Public Service Enterprise Group, Inc.	13,400	445,550
SCANA Corp.	3,900	146,952
Sempra Energy	8,500	475,830
TECO Energy, Inc.	5,800	94,076
Vectren Corp.	2,700	66,636
Wisconsin Energy Corp.	4,000	199,320
Xcel Energy, Inc.	15,500	328,910
		5,104,968
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	23,526
Big Lots, Inc.*	2,300	66,654
Dillard’s, Inc., Class A	2,900	53,505
Dollar Tree, Inc.*	3,700	178,710
Family Dollar Stores, Inc.	5,600	155,848
J.C. Penney Co., Inc.	6,500	172,965
Kohl’s Corp.*	9,000	485,370
Macy’s, Inc.	7,600	127,376
Nordstrom, Inc.	6,300	236,754
Saks, Inc.*	2,000	13,120
Sears Holdings Corp.*	2,389	199,362
Target Corp.	21,100	1,020,607
		2,733,797
Office Electronics — 0.1%
Xerox Corp.	25,600	216,576
Zebra Technologies Corp., Class A*	1,575	44,667
		261,243
Oil, Gas & Consumable Fuels — 8.9%
Alpha Natural Resources, Inc.*	3,726	161,634
Anadarko Petroleum Corp.	13,800	861,396
Apache Corp.	9,584	988,781
Arch Coal, Inc.	2,800	62,300
Arena Resources, Inc.*	1,100	47,432
ATP Oil & Gas Corp.*	400	7,312
Berry Petroleum Co., Class A	1,600	46,640
Bill Barrett Corp.*	1,500	46,665
BPZ Resources, Inc.*	900	8,550
Brigham Exploration Co.*	1,200	16,260
Cabot Oil & Gas Corp.	3,000	130,770
Carrizo Oil & Gas, Inc.*	1,100	29,139
Chesapeake Energy Corp.	15,000	388,200
Chevron Corp.	72,010	5,544,050
Cimarex Energy Co.	2,810	148,846
CNX Gas Corp.*	3,600	106,272
Comstock Resources, Inc.*	1,500	60,855
Concho Resources, Inc.*	2,000	89,800
ConocoPhillips	42,831	2,187,379
Consol Energy, Inc.	5,500	273,900
Continental Resources, Inc.*	3,400	145,826
CVR Energy, Inc.*	500	3,430
Delta Petroleum Corp.*	1,700	1,768
Denbury Resources, Inc.*	6,900	102,120
Devon Energy Corp.	12,340	906,990
El Paso Corp.	18,100	177,923
Encore Acquisition Co.*	1,750	84,035
EOG Resources, Inc.	7,100	690,830
EXCO Resources, Inc.	7,900	167,717
Exxon Mobil Corp.	150,764	10,280,597
Forest Oil Corp.*	2,771	61,655
Frontier Oil Corp.	2,800	33,712
Goodrich Petroleum Corp.*	1,100	26,785
Hess Corp.	9,400	568,700
Holly Corp.	1,400	35,882
Marathon Oil Corp.	20,502	640,072
Mariner Energy, Inc.*	2,371	27,527
Massey Energy Co.	2,700	113,427
McMoRan Exploration Co.*	1,200	9,624
Murphy Oil Corp.	5,500	298,100
Newfield Exploration Co.*	4,200	202,566
Noble Energy, Inc.	5,068	360,943
Occidental Petroleum Corp.	23,880	1,942,638
Overseas Shipholding Group, Inc.	1,100	48,345
Patriot Coal Corp.*	1,440	22,262
Peabody Energy Corp.	7,400	334,554
Penn Virginia Corp.	800	17,032
PetroHawk Energy Corp.*	6,410	153,776
Pioneer Natural Resources Co.	3,402	163,874
Plains Exploration & Production Co.*	3,117	86,216
Quicksilver Resources, Inc.*	2,200	33,022
Range Resources Corp.	4,500	224,325
Rosetta Resources, Inc.*	500	9,965
SandRidge Energy, Inc.*	3,600	33,948
Southern Union Co.	3,288	74,638
Southwestern Energy Co.*	9,900	477,180
Spectra Energy Corp.	18,778	385,137
St. Mary Land & Exploration Co.	1,700	58,208
Sunoco, Inc.	3,700	96,570
Swift Energy Co.*	900	21,564
Tesoro Corp.	3,000	40,650
USEC, Inc.*	3,300	12,705
Valero Energy Corp.	15,318	256,577
W&T Offshore, Inc.	800	9,360

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Western Refining, Inc.*	1,000	$4,710
Whiting Petroleum Corp.*	800	57,160
Williams Companies, Inc.	16,900	356,252
XTO Energy, Inc.	16,986	790,359
		31,857,437
Paper & Forest Products — 0.2%
Glatfelter	700	8,505
International Paper Co.	11,925	319,352
Louisiana-Pacific Corp.*	3,600	25,128
MeadWestvaco Corp.	6,540	187,240
Wausau Paper Corp.	800	9,280
Weyerhaeuser Co.	6,315	272,429
		821,934
Personal Products — 0.3%
Alberto-Culver Co.	3,500	102,515
Avon Products, Inc.	12,200	384,300
Bare Escentuals, Inc.*	2,000	24,460
Chattem, Inc.*	200	18,660
Elizabeth Arden, Inc.*	300	4,332
Estee Lauder Companies, Inc., Class A	3,400	164,424
Herbalife Ltd.	1,400	56,798
NBTY, Inc.*	2,900	126,266
Nu Skin Enterprises, Inc., Class A	2,200	59,114
Revlon, Inc., Class A*	396	6,736
USANA Health Sciences, Inc.*	200	6,380
		953,985
Pharmaceuticals — 5.4%
Abbott Laboratories	59,700	3,223,203
Allergan, Inc.	8,600	541,886
Auxilium Pharmaceuticals, Inc.*	1,400	41,972
Bristol-Myers Squibb Co.	62,500	1,578,125
Eli Lilly & Co.	29,800	1,064,158
Endo Pharmaceuticals Holdings, Inc.*	2,809	57,613
Forest Laboratories, Inc.*	8,100	260,091
Impax Laboratories, Inc.*	700	9,520
Johnson & Johnson	78,012	5,024,753
King Pharmaceuticals, Inc.*	6,100	74,847
Medicis Pharmaceutical Corp., Class A	1,000	27,050
Merck & Co., Inc.	89,094	3,255,495
Mylan, Inc.*	7,925	146,058
Nektar Therapeutics*	1,300	12,116
Perrigo Co.	2,900	115,536
Pfizer, Inc.	194,992	3,546,904
The Medicines Co.*	1,700	14,178
Valeant Pharmaceuticals International*	3,100	98,549
Viropharma, Inc.*	1,800	15,102
Warner Chilcott PLC*	4,500	128,115
Watson Pharmaceuticals, Inc.*	3,400	134,674
		19,369,945
Professional Services — 0.3%
Dun & Bradstreet Corp.	1,800	151,866
Equifax, Inc.	3,989	123,220
FTI Consulting, Inc.*	1,300	61,308
IHS, Inc., Class A*	1,600	87,696
Korn/Ferry International*	400	6,600
Manpower, Inc.	2,400	130,992
Monster Worldwide, Inc.*	2,500	43,500
MPS Group, Inc.*	3,900	53,586
Navigant Consulting, Inc.*	1,613	23,969
Resources Connection, Inc.*	1,600	33,952
Robert Half International, Inc.	4,400	117,612
The Corporate Executive Board Co.	500	11,410
TrueBlue, Inc.*	500	7,405
Watson Wyatt Worldwide, Inc., Class A	1,500	71,280
		924,396
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	4,500	61,065
Forest City Enterprises, Inc.*	1,900	22,382
Forestar Group, Inc.*	1,333	29,299
Jones Lang LaSalle, Inc.	600	36,240
The St. Joe Co.*	2,400	69,336
		218,322
Road & Rail — 1.1%
Arkansas Best Corp.	700	20,601
Avis Budget Group, Inc.*	1,400	18,368
Burlington Northern Santa Fe Corp.	9,900	976,338
Con-way, Inc.	1,500	52,365
CSX Corp.	11,500	557,635
Genesee & Wyoming, Inc., Class A*	1,300	42,432
Heartland Express, Inc.	3,066	46,818
Hertz Global Holdings, Inc.*	5,700	67,944
JB Hunt Transport Services, Inc.	3,500	112,945
Kansas City Southern*	2,700	89,883
Knight Transportation, Inc.	2,625	50,636
Landstar System, Inc.	1,600	62,032
Norfolk Southern Corp.	10,400	545,168
Old Dominion Freight Line, Inc.*	1,450	44,515
Ryder System, Inc.	1,600	65,872
Union Pacific Corp.	14,500	926,550
Werner Enterprises, Inc.	2,700	53,433
		3,733,535
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc.*	1,800	27,144
Advanced Micro Devices, Inc.*	14,700	142,296
Altera Corp.	8,800	199,144
Amkor Technology, Inc.*	7,500	53,700
Analog Devices, Inc.	8,800	277,904
Applied Materials, Inc.	37,500	522,750
Applied Micro Circuits Corp.*	1,200	8,964
Atheros Communications, Inc.*	2,000	68,480
Atmel Corp.*	17,500	80,675
ATMI, Inc.*	1,500	27,930
Broadcom Corp., Class A*	12,050	378,972
Brooks Automation, Inc.*	2,000	17,160
Cabot Microelectronics Corp.*	300	9,888
Cree, Inc.*	2,600	146,562
Cymer, Inc.*	500	19,190
Cypress Semiconductor Corp.*	6,100	64,416
Diodes, Inc.*	1,500	30,675
Entegris, Inc.*	5,017	26,490
Exar Corp.*	600	4,266
Fairchild Semiconductor International, Inc.*	4,600	45,954
FEI Co.*	600	14,016
Formfactor, Inc.*	1,100	23,936
Hittite Microwave Corp.*	1,100	44,825
Integrated Device Technology, Inc.*	4,970	32,156
Intel Corp.	153,400	3,129,360
International Rectifier Corp.*	1,500	33,180
Intersil Corp., Class A	3,500	53,690
Kla-Tencor Corp.	5,100	184,416
Lam Research Corp.*	3,600	141,156
Linear Technology Corp.	6,200	189,348
LSI Corp.*	18,094	108,745
Maxim Integrated Products, Inc.	5,500	111,650
MEMC Electronic Materials, Inc.*	5,800	78,996

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Microchip Technology, Inc.	5,350	$155,471
Micron Technology, Inc.*	18,301	193,259
Microsemi Corp.*	2,900	51,475
MKS Instruments, Inc.*	1,300	22,633
National Semiconductor Corp.	6,700	102,912
Novellus Systems, Inc.*	2,800	65,352
Nvidia Corp.*	16,000	298,880
ON Semiconductor Corp.*	11,830	104,222
PMC - Sierra, Inc.*	8,400	72,744
Power Integrations, Inc.	400	14,544
Rambus, Inc.*	3,700	90,280
RF Micro Devices, Inc.*	1,600	7,632
Semtech Corp.*	1,000	17,010
Silicon Laboratories, Inc.*	1,800	87,012
Skyworks Solutions, Inc.*	4,200	59,598
Teradyne, Inc.*	6,000	64,380
Tessera Technologies, Inc.*	1,600	37,232
Texas Instruments, Inc.	36,000	938,160
TriQuint Semiconductor, Inc.*	5,100	30,600
Varian Semiconductor Equipment Associates, Inc.*	2,125	76,245
Xilinx, Inc.	8,100	202,986
		8,990,661
Software — 4.5%
ACI Worldwide, Inc.*	900	15,435
Activision Blizzard, Inc.*	36,188	402,049
Adobe Systems, Inc.*	14,908	548,316
Advent Software, Inc.*	400	16,292
ANSYS, Inc.*	3,000	130,380
Ariba, Inc.*	2,300	28,796
Autodesk, Inc.*	6,500	165,165
Blackboard, Inc.*	1,000	45,390
BMC Software, Inc.*	5,700	228,570
CA, Inc.	15,090	338,921
Cadence Design Systems, Inc.*	5,300	31,747
Citrix Systems, Inc.*	5,800	241,338
Compuware Corp.*	9,700	70,131
Concur Technologies, Inc.*	1,500	64,125
Electronic Arts, Inc.*	8,400	149,100
Factset Research Systems, Inc.	1,050	69,163
Fair Isaac Corp.	750	15,983
Informatica Corp.*	3,100	80,166
Intuit, Inc.*	13,000	399,230
Jack Henry & Associates, Inc.	3,100	71,672
Lawson Software, Inc.*	6,100	40,565
Manhattan Associates, Inc.*	300	7,209
McAfee, Inc.*	5,900	239,363
Mentor Graphics Corp.*	3,500	30,905
Micros Systems, Inc.*	3,000	93,090
Microsoft Corp.	231,300	7,052,337
NetSuite, Inc.*	1,200	19,176
Novell, Inc.*	10,700	44,405
Nuance Communications, Inc.*	7,700	119,658
Oracle Corp.	143,560	3,522,962
Parametric Technology Corp.*	3,480	56,863
Progress Software Corp.*	1,300	37,973
Quest Software, Inc.*	3,100	57,040
Red Hat, Inc.*	5,100	157,590
Rovi Corp.*	3,817	121,648
S1 Corp.*	1,300	8,476
Salesforce.com, Inc.*	3,500	258,195
Solera Holdings, Inc.	1,550	55,815
Sybase, Inc.*	3,100	134,540
Symantec Corp.*	23,221	415,424
Synopsys, Inc.*	4,900	109,172
Take-Two Interactive Software, Inc.*	2,150	21,608
THQ, Inc.*	1,100	5,544
TIBCO Software, Inc.*	7,500	72,225
TiVo, Inc.*	2,700	27,486
VMware, Inc.*	2,000	84,760
Websense, Inc.*	1,600	27,936
		15,933,934
Specialty Retail — 2.3%
Aaron Rents, Inc.	1,500	41,595
Abercrombie & Fitch Co., Class A	2,500	87,125
Advance Auto Parts, Inc.	3,600	145,728
Aeropostale, Inc.*	1,800	61,290
American Eagle Outfitters, Inc.	6,050	102,729
AnnTaylor Stores Corp.*	1,550	21,142
Asbury Automotive Group, Inc.*	900	10,377
AutoNation, Inc.*	6,900	132,135
AutoZone, Inc.*	1,900	300,333
Barnes & Noble, Inc.	2,800	53,396
Bebe Stores, Inc.	1,350	8,465
Bed Bath & Beyond, Inc.*	7,600	293,588
Best Buy Co., Inc.	11,625	458,722
Cabela's, Inc.*	2,100	29,946
Carmax, Inc.*	5,546	134,491
Chico's FAS, Inc.*	5,800	81,490
Collective Brands, Inc.*	1,700	38,709
Dick's Sporting Goods, Inc.*	2,400	59,688
Dress Barn, Inc.*	2,000	46,200
Foot Locker, Inc.	4,100	45,674
GameStop Corp., Class A*	4,688	102,855
Group 1 Automotive, Inc.*	400	11,340
Guess?, Inc.	2,800	118,440
Gymboree Corp.*	1,000	43,490
Hibbett Sports, Inc.*	1,100	24,189
Home Depot, Inc.	47,600	1,377,068
J Crew Group, Inc.*	1,300	58,162
Jo-Ann Stores, Inc.*	200	7,248
Lowe's Cos, Inc.	41,200	963,668
Ltd. Brands, Inc.	9,380	180,471
Men's Wearhouse, Inc.	1,750	36,855
O'Reilly Automotive, Inc.*	3,600	137,232
Office Depot, Inc.*	10,500	67,725
OfficeMax, Inc.*	1,100	13,959
Penske Auto Group, Inc.*	3,200	48,576
PetSmart, Inc.	3,900	104,091
RadioShack Corp.	3,300	64,350
Rent-A-Center, Inc.*	1,700	30,124
Ross Stores, Inc.	4,700	200,737
Sally Beauty Holdings, Inc.*	6,300	48,195
Signet Jewelers Ltd.*	600	16,032
Stage Stores, Inc.	1,720	21,259
Staples, Inc.	20,350	500,406
Systemax, Inc.	1,300	20,423
The Buckle, Inc.	1,800	52,704
The Cato Corp., Class A	300	6,018
The Childrens Place Retail Stores, Inc.*	1,100	36,311
The Gap, Inc.	20,300	425,285
The Sherwin Williams Co.	4,600	283,590
Tiffany & Co.	3,600	154,800
TJX Cos, Inc.	11,900	434,945
Tractor Supply Co.*	1,400	74,144
Urban Outfitters, Inc.*	4,800	167,952

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Williams-Sonoma, Inc.	4,100	$85,198
		8,070,665
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.*	2,000	52,500
Coach, Inc.	9,400	343,382
Columbia Sportswear Co.	700	27,328
Fossil, Inc.*	2,600	87,256
Hanesbrands, Inc.*	2,101	50,655
Iconix Brand Group, Inc.*	1,200	15,180
Jones Apparel Group, Inc.	1,700	27,302
K-Swiss, Inc., Class A*	400	3,976
NIKE, Inc., Class B	11,100	733,377
Phillips-Van Heusen Corp.	1,400	56,952
Polo Ralph Lauren Corp.	1,500	121,470
The Timberland Co., Class A*	1,000	17,930
The Warnaco Group, Inc.*	1,400	59,066
VF Corp.	3,300	241,692
Wolverine World Wide, Inc.	2,200	59,884
		1,897,950
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	45,991
Beneficial Mutual Bancorp, Inc.*	2,000	19,680
Brookline Bancorp, Inc.	1,500	14,865
Capitol Federal Financial	2,500	78,650
Dime Community Bancshares	600	7,032
First Niagara Financial Group, Inc.	5,600	77,896
Hudson City Bancorp, Inc.	15,107	207,419
Kearny Financial Corp.	1,486	14,979
New York Community Bancorp, Inc.	10,665	154,749
NewAlliance Bancshares, Inc.	3,600	43,236
Northwest Bancshares, Inc.	4,275	48,393
Ocwen Financial Corp.*	1,500	14,355
Oritani Financial Corp.	807	11,080
People's United Financial, Inc.	10,710	178,857
Provident Financial Services, Inc.	2,300	24,495
TFS Financial Corp.	6,895	83,706
Trustco Bank Corp.	2,380	14,994
Washington Federal, Inc.	2,947	56,995
		1,097,372
Tobacco — 1.4%
Altria Group, Inc.	70,300	1,379,989
Lorillard, Inc.	4,700	377,081
Philip Morris International, Inc.	57,400	2,766,106
Reynolds American, Inc.	9,300	492,621
Universal Corp.	800	36,488
Vector Group Ltd.	1,750	24,500
		5,076,785
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	36,967
Fastenal Co.	4,500	187,380
GATX Corp.	1,700	48,875
MSC Industrial Direct Co., Class A	1,400	65,800
RSC Holdings, Inc.*	700	4,928
Watsco, Inc.	800	39,184
WESCO International, Inc.*	1,500	40,515
WW Grainger, Inc.	2,500	242,075
		665,724
Water Utilities — 0.0%
American Water Works Co., Inc.	2,800	62,748
Aqua America, Inc.	4,034	70,635
		133,383
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	11,900	514,199
Crown Castle International Corp.*	7,717	301,272
Leap Wireless International, Inc.*	1,200	21,060
MetroPCS Communications, Inc.*	8,400	64,092
NII Holdings, Inc.*	3,400	114,172
NTELOS Holdings Corp.	1,100	19,602
SBA Communications Corp., Class A*	3,400	116,144
Sprint Nextel Corp.*	48,600	177,876
Syniverse Holdings, Inc.*	700	12,236
Telephone & Data Systems, Inc.	1,800	61,056
Telephone & Data Systems, Inc., Special Shares	1,400	42,280
United States Cellular Corp.*	1,300	55,133
		1,499,122
TOTAL COMMON STOCKS
(Identified Cost $263,929,035)		342,128,649

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,357,425	14,334,410
TOTAL MUTUAL FUNDS
(Identified Cost $16,242,601)		14,334,410

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2	2
		3
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3)		3

Total Investments — 99.9%
(Identified Cost $280,171,639)#		356,463,066
Cash and Other Assets, Less Liabilities — 0.1%		343,245
Net Assets — 100.0%		$356,806,311

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $280,171,639. Net unrealized appreciation aggregated $76,291,427 of which $97,787,168 related to appreciated investment securities and $21,495,741 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
L-3 Communications Holdings, Inc.	300	$26,085
Northrop Grumman Corp.	55,064	3,075,324
		3,101,409
Air Freight & Logistics — 0.6%
FedEx Corp.	17,623	1,470,639
Airlines — 0.6%
Southwest Airlines Co.	124,600	1,424,178
Beverages — 0.8%
Constellation Brands, Inc., Class A*	27,834	443,396
Molson Coors Brewing Co., Class B	26,600	1,201,256
PepsiAmericas, Inc.	17,600	514,976
		2,159,628
Building Products — 0.3%
Masco Corp.	49,041	677,256
Owens Corning*	1,600	41,024
		718,280
Capital Markets — 0.7%
Ameriprise Financial, Inc.	14,183	550,584
Invesco Ltd.	21,630	508,089
Legg Mason, Inc.	17,898	539,803
Morgan Stanley	7,663	226,825
Raymond James Financial, Inc.	1,113	26,456
		1,851,757
Chemicals — 1.6%
Ashland, Inc.	7,100	281,302
Dow Chemical Co.	131,517	3,633,815
Huntsman Corp.	6,300	71,127
		3,986,244
Commercial Banks — 2.7%
City National Corp.	2,767	126,175
Comerica, Inc.	22,809	674,462
Fifth Third Bancorp	79,849	778,528
First Horizon National Corp.*	21,145	283,341
Huntington Bancshares, Inc.	25,700	93,805
KeyCorp	45,000	249,750
M&T Bank Corp.	15,028	1,005,223
Marshall & Ilsley Corp.	8,300	45,235
PNC Financial Services Group, Inc.	40,878	2,157,950
Regions Financial Corp.	58,268	308,238
SunTrust Banks, Inc.	60,220	1,221,864
		6,944,571
Commercial Services & Supplies — 0.5%
R.R. Donnelley & Sons Co.	31,877	709,901
Republic Services, Inc.	20,137	570,078
		1,279,979
Communications Equipment — 0.1%
Tellabs, Inc.*	54,910	311,889
Computers & Peripherals — 0.2%
SanDisk Corp.*	19,400	562,406
Construction & Engineering — 0.2%
KBR, Inc.	500	9,500
URS Corp.*	10,779	479,881
		489,381
Construction Materials — 0.1%
Vulcan Materials Co.	3,228	170,019
Consumer Finance — 1.4%
AmeriCredit Corp.*	3,100	59,024
Capital One Financial Corp.	62,733	2,405,183
Discover Financial Services	65,554	964,300
		3,428,507
Diversified Financial Services — 9.4%
Bank of America Corp.	547,266	8,241,826
Citigroup, Inc.	786,055	2,601,842
CME Group, Inc.	6,669	2,240,451
J.P. Morgan Chase & Co.	235,238	9,802,367
NYSE Euronext	36,217	916,290
The NASDAQ OMX Group, Inc.*	6,830	135,371
		23,938,147
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	295,845	8,292,535
CenturyTel, Inc.	4,300	155,703
Verizon Communications, Inc.	35	1,160
		8,449,398
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	20,100	595,161
Avnet, Inc.*	25,300	763,048
AVX Corp.	5,990	75,893
Ingram Micro, Inc., Class A*	27,460	479,177
Tyco Electronics Ltd.	49,220	1,208,351
		3,121,630
Energy Equipment & Services — 2.7%
BJ Services Co.	17,500	325,500
ENSCO International PLC, ADR	19,630	784,022
Helmerich & Payne, Inc.	15,767	628,788
Nabors Industries Ltd.*	31,325	685,704
National Oilwell Varco, Inc.	50,580	2,230,072
Patterson-UTI Energy, Inc.	18,100	277,835
Pride International, Inc.*	21,187	676,077
Rowan Cos, Inc.*	14,950	338,468
Smith International, Inc.	22,422	609,206
Tidewater, Inc.	8,682	416,302
		6,971,974
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	156,937	5,054,941
Safeway, Inc.	41,515	883,854
SUPERVALU, Inc.	32,652	415,007
		6,353,802
Food Products — 2.9%
Archer-Daniels-Midland Co.	62,152	1,945,979
Bunge Ltd.	8,795	561,385
Corn Products International, Inc.	12,700	371,221
Del Monte Foods Co.	5,100	57,834
Kraft Foods, Inc., Class A	93,689	2,546,467
Ralcorp Holdings, Inc.*	2,600	155,246
Smithfield Foods, Inc.*	4,600	69,874
The J.M. Smucker Co.	16,540	1,021,345
Tyson Foods, Inc., Class A	52,207	640,580
		7,369,931
Gas Utilities — 0.1%
Questar Corp.	5,776	240,108
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	144,890	1,304,010
CareFusion Corp.*	5,056	126,451
Hologic, Inc.*	31,365	454,792
Inverness Medical Innovations, Inc.*	8,111	336,688
Teleflex, Inc.	1,500	80,835
		2,302,776
Health Care Providers & Services — 4.1%
Aetna, Inc.	34,275	1,086,518
Cardinal Health, Inc.	16,413	529,155

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Community Health Systems, Inc.*	11,886	$423,142
Coventry Health Care, Inc.*	14,891	361,702
Health Net, Inc.*	2,215	51,587
Humana, Inc.*	16,640	730,330
Omnicare, Inc.	15,700	379,626
UnitedHealth Group, Inc.	74,580	2,273,198
WellPoint, Inc.*	77,107	4,494,567
		10,329,825
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.*	83,544	2,647,509
MGM Mirage*	31,700	289,104
Royal Caribbean Cruises Ltd.*	25,020	632,506
Wendy's/Arby's Group, Inc., Class A	25,700	120,533
Wyndham Worldwide Corp.	17,546	353,903
		4,043,555
Household Durables — 1.3%
DR Horton, Inc.	16,828	182,920
Fortune Brands, Inc.	22,867	987,855
Lennar Corp., Class A	16,609	212,097
Mohawk Industries, Inc.*	11,600	552,160
Pulte Homes, Inc.*	9,683	96,830
Toll Brothers, Inc.*	26,700	502,227
Whirlpool Corp.	9,240	745,298
		3,279,387
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.*	36,516	401,676
Mirant Corp.*	9,600	146,592
NRG Energy, Inc.*	14,040	331,484
Reliant Energy, Inc.*	25,647	146,701
The AES Corp.*	16,290	216,820
		1,243,273
Industrial Conglomerates — 3.5%
General Electric Co.	563,060	8,519,098
Tyco International Ltd.*	9,246	329,897
		8,848,995
Insurance — 14.1%
Alleghany Corp.*	1,541	425,316
Allied World Assurance Co., Holdings Ltd.	3,814	175,711
Allstate Corp.	90,300	2,712,612
American Financial Group, Inc.	19,642	490,068
American National Insurance Co.	4,492	536,525
Arch Capital Group Ltd.*	2,169	155,192
Aspen Insurance Holdings Ltd.	7,538	191,842
Assurant, Inc.	10,700	315,436
Axis Capital Holdings Ltd.	18,653	529,932
Chubb Corp.	57,400	2,822,932
Cincinnati Financial Corp.	28,156	738,813
CNA Financial Corp.*	45,652	1,095,648
Endurance Specialty Holdings Ltd.	300	11,169
Everest Re Group Ltd.	6,752	578,511
Fidelity National Title Group, Inc., Class A	37,567	505,652
Genworth Financial, Inc., Class A*	49,100	557,285
Hanover Insurance Group, Inc.	8,904	395,605
Hartford Financial Services Group, Inc.	51,320	1,193,703
HCC Insurance Holdings, Inc.	14,718	411,662
Lincoln National Corp.	45,589	1,134,254
Loews Corp.	73,779	2,681,867
Markel Corp.*	377	128,180
Mercury General Corp.	4,958	194,651
MetLife, Inc.	134,713	4,762,105
Old Republic International Corp.	41,075	412,393
PartnerRe Ltd.	2,800	209,048
Prudential Financial, Inc.	71,500	3,557,840
Reinsurance Group of America, Inc.	12,042	573,801
RenaissanceRe Holdings Ltd.	3,682	195,698
The First American Corp.	16,300	539,693
The Travelers Companies, Inc.	95,785	4,775,840
Transatlantic Holdings, Inc.	9,469	493,430
UnumProvident Corp.	51,956	1,014,181
Validus Holdings Ltd.	6,100	164,334
Wesco Financial Corp.	1,285	440,755
White Mountains Insurance Group Ltd.	556	184,959
WR Berkley Corp.	20,998	517,391
		35,824,034
Internet & Catalog Retail — 0.8%
Expedia, Inc.*	39,649	1,019,376
Liberty Media Corp. - Interactive, Class A*	95,637	1,036,705
		2,056,081
Internet Software & Services — 0.3%
AOL, Inc.*	17,333	403,512
IAC/InterActiveCorp*	22,434	459,449
		862,961
IT Services — 0.6%
Computer Sciences Corp.*	26,461	1,522,301
Life Sciences Tools & Services — 1.0%
PerkinElmer, Inc.	15,902	327,422
Thermo Fisher Scientific, Inc.*	46,648	2,224,643
		2,552,065
Machinery — 1.0%
AGCO Corp.*	7,504	242,679
Eaton Corp.	11,678	742,954
Ingersoll Rand Plc	23,600	843,464
Pentair, Inc.	11,168	360,727
SPX Corp.	3,675	201,023
Terex Corp.*	600	11,886
Timken Co.	5,400	128,034
		2,530,767
Media — 12.4%
CBS Corp., Class B	106,295	1,493,445
CBS Corp., Class A	8,700	122,235
Clear Channel Outdoor Holdings, Inc., Class A*	2,900	30,131
Comcast Corp., Class A	319,523	5,387,158
Comcast Corp., Class A Special	114,150	1,827,541
DIRECTV Class A*	85,865	2,863,598
Discovery Communications, Inc., Class A*	22,150	679,340
Discovery Communications, Inc., Class C*	22,150	587,418
Liberty Global, Inc., Series A*	16,405	359,434
Liberty Global, Inc., Series C*	11,875	259,469
Liberty Media - Starz Series A*	8,585	396,198
News Corp., Class A	222,282	3,043,041
News Corp., Class B	88,926	1,415,702
The Washington Post Co.	774	340,250
Time Warner Cable, Inc.	61,459	2,543,788
Time Warner, Inc.	190,666	5,556,007
Walt Disney Co.	137,182	4,424,119
		31,328,874
Metals & Mining — 1.4%
Alcoa, Inc.	144,719	2,332,870
Commercial Metals Co.	3,200	50,080
Reliance Steel & Aluminum Co.	9,200	397,624
Steel Dynamics, Inc.	3,400	60,248

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
United States Steel Corp.	12,400	$683,488
		3,524,310
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	6,771	225,136
Multiline Retail — 1.4%
J.C. Penney Co., Inc.	29,656	789,146
Macy's, Inc.	70,866	1,187,714
Sears Holdings Corp.*	17,636	1,471,724
		3,448,584
Office Electronics — 0.4%
Xerox Corp.	134,591	1,138,640
Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	77,464	4,835,303
Chesapeake Energy Corp.	89,949	2,327,880
Cimarex Energy Co.	11,500	609,155
ConocoPhillips	171,144	8,740,324
Hess Corp.	20,500	1,240,250
Marathon Oil Corp.	105,813	3,303,482
Murphy Oil Corp.	2,145	116,259
Noble Energy, Inc.	14,100	1,004,202
Pioneer Natural Resources Co.	19,476	938,159
Plains Exploration & Production Co.*	12,377	342,348
Sunoco, Inc.	8,326	217,309
Tesoro Corp.	10,200	138,210
Valero Energy Corp.	54,248	908,654
Whiting Petroleum Corp.*	6,028	430,700
XTO Energy, Inc.	76,885	3,577,459
		28,729,694
Paper & Forest Products — 1.6%
Domtar Corp.*	2,200	121,902
International Paper Co.	56,929	1,524,559
MeadWestvaco Corp.	28,813	824,916
Weyerhaeuser Co.	35,624	1,536,819
		4,008,196
Pharmaceuticals — 0.5%
King Pharmaceuticals, Inc.*	41,500	509,205
Watson Pharmaceuticals, Inc.*	18,300	724,863
		1,234,068
Road & Rail — 5.4%
Burlington Northern Santa Fe Corp.	9,011	888,665
CSX Corp.	67,705	3,283,016
Hertz Global Holdings, Inc.*	30,847	367,696
Kansas City Southern*	5,470	182,096
Norfolk Southern Corp.	63,800	3,344,396
Ryder System, Inc.	9,500	391,115
Union Pacific Corp.	81,700	5,220,630
		13,677,614
Semiconductors & Semiconductor Equipment — 0.6%
Micron Technology, Inc.*	133,000	1,404,480
Software — 0.3%
Activision Blizzard, Inc.*	64,357	715,006
Specialty Retail — 0.1%
AutoNation, Inc.*	11,604	222,217
Thrifts & Mortgage Finance — 0.4%
First Niagara Financial Group, Inc.	3,000	41,730
New York Community Bancorp, Inc.	58,100	843,031
People's United Financial, Inc.	7,384	123,313
		1,008,074
Wireless Telecommunication Services — 0.9%
Sprint Nextel Corp.*	295,906	1,083,016
Telephone & Data Systems, Inc.	8,400	284,928
Telephone & Data Systems, Inc., Special Shares	17,096	516,299
United States Cellular Corp.*	6,900	292,629
		2,176,872
TOTAL COMMON STOCKS
(Identified Cost $246,906,495)		252,581,662

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,029,001	1,029,001
		1,029,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,029,002)		1,029,002
Total Investments — 100.0%
(Identified Cost $247,935,497)#		253,610,664
Liabilities, Less Cash and Other Assets — 0.0%		(107,446)
Net Assets — 100.0%		$253,503,218

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $247,935,497. Net unrealized appreciation aggregated $5,675,167 of which $44,382,678 related to appreciated investment securities and $38,707,511 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.7%
AAR Corp.*	9,000	$206,820
Aerovironment, Inc.*	3,700	107,596
American Science & Engineering, Inc.	2,000	151,680
Applied Signal Technology, Inc.	3,400	65,586
Argon ST, Inc.*	7,700	167,244
Arotech Corp.(a)*	2,757	4,632
BE Aerospace, Inc.*	7,800	183,300
Ceradyne, Inc.*	5,525	106,135
CPI Aerostructures, Inc.*	1,342	8,065
Cubic Corp.	6,700	249,910
Curtiss-Wright Corp.	7,275	227,853
Ducommun, Inc.	2,055	38,449
DynCorp International, Inc., Class A*	9,600	137,760
Esterline Technologies Corp.*	6,500	265,005
GenCorp, Inc.*	13,000	91,000
HEICO Corp.(a)	2,339	103,688
HEICO Corp., Class A	3,120	112,195
Herley Industries, Inc.*	2,700	37,503
Hexcel Corp.*	15,900	206,382
Innovative Solutions & Support, Inc.*	4,950	22,721
Kratos Defense & Security Solutions, Inc.*	2,159	22,777
Ladish Co., Inc.*	3,100	46,748
LMI Aerospace, Inc.(a)*	2,400	31,920
Moog, Inc., Class A*	6,900	201,687
Orbital Sciences Corp.*	13,200	201,432
Sparton Corp.*	600	3,624
Stanley, Inc.*	3,290	90,179
Sypris Solutions, Inc.*	4,000	11,280
Taser International, Inc.(a)*	14,900	65,262
Teledyne Technologies, Inc.*	8,099	310,678
The Allied Defense Group, Inc.*	1,000	4,750
Triumph Group, Inc.	3,700	178,525
		3,662,386
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	10,000	26,400
Atlas Air Worldwide Holdings, Inc.*	4,900	182,525
Dynamex, Inc.*	2,200	39,820
Forward Air Corp.(a)	6,430	161,071
HUB Group, Inc., Class A*	8,300	222,689
Pacer International, Inc.(a)*	5,200	16,432
Park-Ohio Holdings Corp.(a)*	3,058	17,278
UTi Worldwide, Inc.	16,000	229,120
		895,335
Airlines — 0.8%
Airtran Holdings, Inc.*	28,350	147,987
Alaska Air Group, Inc.*	9,700	335,232
Allegiant Travel Co.(a)*	2,600	122,642
AMR Corp.*	14,800	114,404
ATA Holdings Corp.(a),(b),(c)	600	—
ExpressJet Holdings, Inc.*	2,300	11,086
Hawaiian Holdings, Inc.*	11,300	79,100
JetBlue Airways Corp.*	39,610	215,874
Pinnacle Airlines Corp.*	5,350	36,808
Republic Airways Holdings, Inc.*	9,900	73,161
Skywest, Inc.	14,100	238,572
UAL Corp.(a)*	18,700	241,417
US Airways Group, Inc.(a)*	22,550	109,142
		1,725,425
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*	12,200	97,844
Amerigon, Inc.(a)*	5,000	39,700
ArvinMeritor, Inc.(a)*	16,600	185,588
Cooper Tire & Rubber Co.	13,300	266,665
Dana Holding Corp.*	22,620	245,201
Dorman Products, Inc.*	3,350	52,461
Drew Industries, Inc.*	4,800	99,120
Enova Systems, Inc.(a)*	2,300	4,255
Exide Technologies*	17,000	120,870
Federal Mogul Corp.*	15,600	269,880
Fuel Systems Solutions, Inc.(a)*	4,600	189,704
Hawk Corp., Class A*	2,072	36,488
Modine Manufacturing Co.*	7,400	87,616
Motorcar Parts of America, Inc.*	600	3,060
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	11,322
Raser Technologies, Inc.(a)*	7,100	8,804
Shiloh Industries, Inc.*	3,600	19,080
Spartan Motors, Inc.	6,900	38,847
Standard Motor Products, Inc.*	3,600	30,672
Stoneridge, Inc.(a)*	6,100	54,961
Strattec Security Corp.*	700	12,950
Superior Industries International, Inc.	5,600	85,680
Tenneco, Inc.*	10,500	186,165
TRW Automotive Holdings Corp.(a)*	11,100	265,068
WABCO Holdings, Inc.	10,200	263,058
Williams Controls, Inc.*	1,500	11,850
		2,686,909
Automobiles — 0.2%
Thor Industries, Inc.	13,400	420,760
Winnebago Industries(a)*	6,500	79,300
		500,060
Beverages — 0.2%
Boston Beer Co., Inc., Class A*	2,400	111,840
Central European Distribution Corp.*	4,500	127,845
Craft Brewers Alliance, Inc.(a)*	1,356	3,255
MGP Ingredients, Inc.(a)*	3,100	23,715
National Beverage Corp.(a)*	10,920	151,351
		418,006
Biotechnology — 3.9%
Abraxis Bioscience, Inc.*	1,600	64,880
Acadia Pharmaceuticals, Inc.*	8,300	10,956
Achillion Pharmaceuticals, Inc.(a)*	200	622
Acorda Therapeutics, Inc.*	5,700	143,754
Affymax, Inc.(a)*	5,485	135,699
Alkermes, Inc.*	19,225	180,907
Allos Therapeutics, Inc.(a)*	20,200	132,714
Alnylam Pharmaceuticals, Inc.(a)*	8,900	156,818
AMAG Pharmaceuticals, Inc.*	3,900	148,317
Amicus Therapeutics, Inc.*	1,913	7,595
Anadys Pharmaceuticals, Inc.*	4,900	10,339
Antigenics, Inc.(a)*	4,500	2,880
ARCA Biopharma, Inc.*	600	1,956
Arena Pharmaceuticals, Inc.(a)*	15,700	55,735
Ariad Pharmaceuticals, Inc.(a)*	23,150	52,782
Arqule, Inc.(a)*	13,750	50,738
Array Biopharma, Inc.*	11,866	33,343
AVI BioPharma, Inc.(a)*	500	730
BioCryst Pharmaceuticals, Inc.(a)*	8,600	55,556
BioMarin Pharmaceutical, Inc.(a)*	10,800	203,148
Biosante Pharmaceuticals, Inc.(a)*	6,696	9,709
BioSphere Medical, Inc.(a)*	4,000	10,960
Celera Corp.*	58,382	403,420
Celldex Therapeutics, Inc.*	1,291	6,042
Celsion Corp.(a)*	2,900	8,932
Cepheid, Inc.(a)*	13,000	162,240

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cleveland Biolabs, Inc.*	1,100	$3,641
Clinical Data, Inc.(a)*	7,573	138,283
Cubist Pharmaceuticals, Inc.*	13,200	250,404
Curis, Inc.(a)*	10,700	34,775
Cytokinetics, Inc.*	13,046	37,964
Cytori Therapeutics, Inc.(a)*	6,200	37,820
Dendreon Corp.*	42	1,104
Dusa Pharmaceuticals, Inc.(a)*	2,809	4,326
Dyax Corp.*	28,500	96,615
Dynavax Technologies Corp.(a)*	9,900	14,058
Emergent Biosolutions, Inc.*	4,300	58,437
Enzon Pharmaceuticals, Inc.(a)*	10,100	106,353
Exelixis, Inc.(a)*	25,100	184,987
Facet Biotech Corp.(a)*	3,980	69,968
Genomic Health, Inc.(a)*	6,600	129,096
Geron Corp.(a)*	17,500	97,125
GTx, Inc.(a)*	4,385	18,417
Halozyme Therapeutics, Inc.(a)*	16,500	96,855
Hemispherx Biopharma, Inc.(a)*	10,000	5,600
Human Genome Sciences, Inc.*	27,500	841,500
Idenix Pharmaceuticals, Inc.*	13,500	29,025
Idera Pharmaceuticals, Inc.(a)*	4,700	24,299
Immunogen, Inc.*	13,662	107,383
Immunomedics, Inc.*	16,908	54,275
Incyte Corp., Ltd.*	21,900	199,509
Infinity Pharmaceuticals, Inc.(a)*	6,050	37,389
InterMune, Inc.(a)*	7,926	103,355
Isis Pharmaceuticals, Inc.(a)*	20,900	231,990
Lexicon Pharmaceuticals, Inc.(a)*	36,298	61,707
Ligand Pharmaceuticals, Inc., Class B*	23,777	51,596
Luna Innovations, Inc.(a)*	1,600	3,440
MannKind Corp.(a)*	31,156	272,927
Martek Biosciences Corp.*	11,900	225,386
Maxygen, Inc.(a)*	7,930	48,294
Medivation, Inc.(a)*	6,300	237,195
Metabasis Therapeutics, Inc.*	8,450	3,253
Metabolix, Inc.(a)*	3,200	35,424
Micromet, Inc.(a)*	9,666	64,376
Molecular Insight Pharmaceuticals, Inc.(a)*	3,500	7,875
Momenta Pharmaceuticals, Inc.(a)*	5,500	69,355
Nabi Biopharmaceuticals(a)*	28,400	139,160
Nanosphere, Inc.*	4,259	27,428
Neurocrine Biosciences, Inc.*	10,600	28,832
NeurogesX, Inc.(a)*	1,965	15,150
Novavax, Inc.(a)*	16,174	43,023
NPS Pharmaceuticals, Inc.*	14,327	48,712
OncoGenex Pharmaceutical, Inc.(a)*	15	334
Oncothyreon, Inc.(a)*	4,100	22,099
Opko Health, Inc.(a)*	12,963	23,722
Orchid Cellmark, Inc.*	9,850	16,844
Orexigen Therapeutics, Inc.(a)*	6,964	51,812
Osiris Therapeutics, Inc.(a)*	4,502	32,144
OXiGENE, Inc.(a)*	6,800	7,752
PDL BioPharma, Inc.(a)	19,900	136,514
Pharmasset, Inc.*	3,607	74,665
PharmAthene, Inc.*	3,800	7,448
Poniard Pharmaceuticals, Inc.(a)*	4,200	7,686
Progenics Pharmaceuticals, Inc.(a)*	6,500	28,860
Regeneron Pharmaceuticals, Inc.*	21,900	529,542
ReGeneRx Biopharmaceuticals, Inc.(a)*	10,200	5,508
Repligen Corp.*	7,000	28,770
Rigel Pharmaceuticals, Inc.*	7,450	70,849
Sangamo Biosciences, Inc.(a)*	9,250	54,760
Savient Pharmaceuticals, Inc.*	12,400	168,764
Sciclone Pharmaceuticals, Inc.(a)*	15,200	35,416
Seattle Genetics, Inc.*	18,605	189,027
Senesco Technologies, Inc.*	89	29
Spectrum Pharmaceuticals, Inc.(a)*	12,000	53,280
StemCells, Inc.(a)*	17,100	21,546
Synta Pharmaceuticals Corp.(a)*	4,672	23,640
Targacept, Inc.(a)*	3,194	66,818
Theravance, Inc.(a)*	6,200	81,034
Transcept Pharmaceuticals, Inc.(a)*	1,500	10,245
Trimeris, Inc.*	6,213	16,278
Trubion Pharmaceuticals, Inc.(a)*	2,700	10,422
Vanda Pharmaceuticals, Inc.(a)*	2,900	32,596
Vical, Inc.(a)*	9,000	29,610
Zymogenetics, Inc.*	15,500	99,045
		8,385,517
Building Products — 0.8%
AAON, Inc.(a)	3,900	76,011
American Woodmark Corp.(a)	3,200	62,976
Ameron International Corp.	2,000	126,920
Apogee Enterprises, Inc.(a)	6,300	88,200
Armstrong World Industries, Inc.(a)*	4,600	179,078
Builders FirstSource, Inc.(a)*	8,500	32,725
Gibraltar Industries, Inc.(a)*	6,800	106,964
Griffon Corp.*	10,868	132,807
Insteel Industries, Inc.	4,000	52,000
NCI Building Systems, Inc.*	4,400	7,964
PGT, Inc.(a)*	3,525	7,403
Quanex Building Products Corp.	7,625	129,396
Simpson Manufacturing Co., Inc.	11,100	298,479
Trex Co., Inc.*	2,700	52,920
U.S. Home Systems, Inc.(a)*	1,100	2,794
Universal Forest Products, Inc.	4,200	154,602
USG Corp.(a)*	12,500	175,625
		1,686,864
Capital Markets — 1.3%
American Capital Ltd.*	36,658	89,446
BGC Partners, Inc., Class A	11,800	54,516
Broadpoint Gleacher Securities, Inc.(a)*	20,047	89,410
Calamos Asset Management, Inc.	2,400	27,672
Cohen & Steers, Inc.	9,400	214,696
Cowen Group, Inc., Class A*	2,900	17,168
Duff & Phelps Corp., Class A	4,254	77,678
E*Trade Financial Corp.*	62,600	109,550
Evercore Partners, Inc.(a)	2,000	60,800
Firstcity Financial Corp.*	2,100	15,708
GAMCO Investors, Inc., Class A(a)	1,700	82,093
GFI Group, Inc.	18,900	86,373
Harris & Harris Group, Inc.(a)*	7,000	31,990
HFF, Inc., Class A*	2,500	15,625
International Assets Holding Corp.(a)*	1,973	28,687
Investment Technology Group, Inc.*	9,700	191,090
JMP Group, Inc.(a)	2,627	25,534
KBW, Inc.*	4,700	128,592
Knight Capital Group, Inc., Class A*	9,300	143,220
LaBranche & Co., Inc.(a)*	8,500	24,140
MCG Capital Corp.*	13,145	56,786
MF Global Ltd.(a)	16,000	111,200
optionsXpress Holdings, Inc.	14,500	224,025
Penson Worldwide, Inc.(a)*	2,800	25,368
Piper Jaffray Cos.*	3,100	156,891
Riskmetrics Group, Inc.(a)*	6,790	108,029
Rodman & Renshaw Capital Group, Inc.(a)*	5,100	20,910
Safeguard Scientifics, Inc.(a)*	2,800	28,868
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Sanders Morris Harris Group, Inc.(a)	5,700	$31,350
Stifel Financial Corp.(a)*	5,347	316,756
SWS Group, Inc.	5,901	71,402
Thomas Weisel Partners Group, Inc.(a)*	5,200	19,656
TradeStation Group, Inc.*	9,706	76,580
Virtus Investment Partners, Inc.*	905	14,390
Westwood Holdings Group, Inc.(a)	258	9,376
		2,785,575
Chemicals — 2.7%
A. Schulman, Inc.	5,300	106,954
American Pacific Corp.(a)*	1,000	7,750
American Vanguard Corp.	6,233	51,734
Arabian American Development Co.(a)*	2,400	5,760
Arch Chemicals, Inc.	5,600	172,928
Balchem Corp.	4,350	145,769
Cabot Corp.	9,800	257,054
Calgon Carbon Corp.(a)*	9,200	127,880
Core Molding Technologies, Inc.*	1,500	4,335
Cytec Industries, Inc.	5,700	207,594
Ferro Corp.(a)	13,700	112,888
Flotek Industries, Inc.(a)*	4,400	5,896
Georgia Gulf Corp.*	311	5,405
H.B. Fuller Co.	10,900	247,975
Hawkins, Inc.(a)	1,200	26,196
Huntsman Corp.	12,900	145,641
ICO, Inc.(a)	6,200	45,322
Innophos Holdings, Inc.	3,600	82,764
Innospec, Inc.	2,900	29,261
KMG Chemicals, Inc.	2,500	37,375
Koppers Holdings, Inc.	4,400	133,936
Kronos Worldwide, Inc.(a)*	11,107	180,489
Landec Corp.*	8,100	50,544
LSB Industries, Inc.(a)*	4,300	60,630
Minerals Technologies, Inc.	4,400	239,668
Nanophase Technologies Corp.(a)*	4,200	3,658
NewMarket Corp.(a)	3,400	390,218
NL Industries, Inc.(a)	11,700	81,198
Olin Corp.	17,277	302,693
OM Group, Inc.*	6,900	216,591
Omnova Solutions, Inc.*	6,600	40,458
Penford Corp.	1,600	13,904
PolyOne Corp.*	20,800	155,376
Quaker Chemical Corp.	2,260	46,646
Rockwood Holdings, Inc.*	9,300	219,108
Senomyx, Inc.*	7,000	26,390
Sensient Technologies Corp.	11,300	297,190
Solutia, Inc.*	19,400	246,380
Spartech Corp.	6,900	70,794
Stepan Co.	1,700	110,177
Valhi, Inc.(a)	6,899	96,379
W.R. Grace & Co.*	16,200	410,670
Westlake Chemical Corp.(a)	15,100	376,443
Zep, Inc.	2,000	34,640
Zoltek Cos., Inc.*	7,800	74,100
		5,704,761
Commercial Banks — 5.4%
1st Source Corp.	5,867	94,400
Amcore Financial, Inc.(a)*	4,556	5,649
AmericanWest Bancorp(a)*	3,866	1,566
Ameris Bancorp(a)	3,278	23,471
AmeriServ Financial, Inc.(a)*	4,400	7,348
Arrow Financial Corp.(a)	2,399	59,975
Bancfirst Corp.(a)	3,000	111,120
Bancorp, Inc.*	2,700	18,522
BancTrust Financial Group, Inc.(a)	3,390	9,729
Bank of Florida Corp.(a)*	3,000	2,460
Bank of Granite Corp.(a)*	3,446	1,757
Bank of the Ozarks, Inc.(a)	4,000	117,080
Banner Corp.(a)	4,360	11,685
Boston Private Financial Holdings, Inc.(a)	8,800	50,776
Cadence Financial Corp.(a)	2,400	4,200
Camden National Corp.(a)	2,000	65,400
Cape Bancorp, Inc.(a)*	100	672
Capital City Bank Group, Inc.(a)	1,900	26,296
CapitalSource, Inc.(a)	49,019	194,605
Capitol Bancorp Ltd.(a)	3,700	7,252
Cardinal Financial Corp	6,692	58,488
Cascade Financial Corp.	2,077	4,611
Cathay General Bancorp.(a)	12,318	93,001
Center Bancorp, Inc.(a)	3,180	28,366
Center Financial Corp.(a)*	3,600	16,560
Centerstate Banks of Florida, Inc.(a)	585	5,903
Central Pacific Financial Corp.(a)*	7,100	9,301
Chemical Financial Corp.(a)	5,050	119,079
Citizens Republic Bancorp, Inc.*	17,060	11,771
City Holding Co.(a)	6,502	210,210
CoBiz Financial, Inc.	6,875	32,656
Colony Bankcorp, Inc.(a)	1,100	5,093
Columbia Banking System, Inc.(a)	4,083	66,063
Community Bank System, Inc.(a)	6,300	121,653
Community Trust Bancorp, Inc.	4,498	109,976
CVB Financial Corp.(a)	21,055	181,915
Dearborn Bancorp, Inc.*	1,050	473
East West Bancorp, Inc.	14,700	232,260
Encore Bancshares, Inc.(a)*	500	3,975
Enterprise Financial Services Corp.(a)	2,856	22,020
Financial Institutions, Inc.(a)	1,700	20,026
First Bancorp(a)	10,100	23,230
First Bancorp.(a)	3,400	47,498
First Busey Corp., Class A	12,676	49,310
First Citizens BancShares, Inc.	200	32,802
First Commonwealth Financial Corp.(a)	18,400	85,560
First Community Bancshares, Inc.	2,661	32,065
First Financial Bancorp(a)	8,665	126,162
First Financial Bankshares, Inc.(a)	4,735	256,779
First Financial Corp.(a)	3,200	97,664
First Merchants Corp.(a)	3,877	23,029
First Midwest Bancorp, Inc.(a)	11,400	124,146
First Regional Bancorp.(a)*	2,700	945
First Security Group, Inc.(a)	2,000	4,760
First South Bancorp, Inc.(a)	1,100	11,330
First State Bancorp(a)*	4,900	1,950
FirstMerit Corp.	8,918	179,609
FNB Corp.(a)	19,532	132,622
FNB United Corp.(a)	2,073	2,591
Frontier Financial Corp.(a)*	1,089	3,822
Fulton Financial Corp.(a)	29,930	260,990
German American Bancorp, Inc.(a)	2,400	39,000
Glacier Bancorp, Inc.(a)	12,072	165,628
Great Southern Bancorp, Inc.(a)	3,025	64,614
Green Bankshares, Inc.(a)	2,220	7,881
Guaranty Bancorp*	11,800	15,576
Hampden Bancorp, Inc.	300	3,198
Hampton Roads Bankshares, Inc.(a)	2,548	4,408
Hancock Holding Co.(a)	7,700	337,183
Hanmi Financial Corp.(a)*	9,300	11,160
Harleysville National Corp.(a)	10,526	67,787

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Heartland Financial USA, Inc.(a)	5,400	$77,490
Heritage Commerce Corp.(a)	3,188	12,816
Home Bancshares, Inc.(a)	4,427	106,558
Horizon Financial Corp.(a)*	2,725	614
Iberiabank Corp.(a)	2,875	154,704
Independent Bank Corp.(a)	3,182	66,472
Independent Bank Corp.(a)	4,683	3,372
Integra Bank Corp.(a)	4,000	2,960
International Bancshares Corp.	13,920	263,506
Intervest Bancshares Corp.(a)*	1,400	4,592
Investors Bancorp, Inc.*	27,913	305,368
Lakeland Bancorp, Inc.(a)	5,276	33,714
Lakeland Financial Corp.	2,500	43,125
Macatawa Bank Corp.(a)*	3,307	7,176
MainSource Financial Group, Inc.(a)	4,530	21,653
MB Financial, Inc.(a)	8,840	174,325
MBT Financial Corp.(a)	7,300	10,950
Mercantile Bank Corp.(a)	1,265	3,795
Metro Bancorp, Inc.*	900	11,313
Midsouth Bancorp, Inc.	2,100	29,190
Midwest Banc Holdings, Inc.(a)*	6,400	2,304
Nara Bancorp, Inc.*	5,900	66,906
National Penn Bancshares, Inc.(a)	18,159	105,141
NBT Bancorp, Inc.	7,860	160,108
New Century Bancorp, Inc.*	200	994
NewBridge Bancorp*	1,200	2,664
Northfield Bancorp, Inc.(a)	5,800	78,416
Old National Bancorp(a)	18,700	232,441
Old Second Bancorp, Inc.(a)	2,868	19,761
Oriental Financial Group, Inc.	3,900	42,120
Pacific Capital Bancorp.(a)	11,066	10,623
Pacific Continental Corp.(a)	1,200	13,728
Pacific Mercantile Bancorp(a)*	2,500	7,600
Pacific Premier Bancorp, Inc.*	300	1,014
PacWest Bancorp(a)	6,200	124,930
Park National Corp.(a)	3,450	203,136
Patriot National Bancorp, Inc.(a)	500	785
Peapack Gladstone Financial Corp.(a)	1,312	16,636
Peoples Bancorp, Inc.(a)	2,300	22,264
Pinnacle Financial Partners, Inc.(a)*	5,500	78,210
Popular, Inc.	34,800	78,648
Preferred Bank.(a)	2,970	5,346
PrivateBancorp, Inc.	5,300	47,541
Prosperity Bancshares, Inc.(a)	10,600	428,982
Renasant Corp.(a)	5,000	68,000
Republic Bancorp, Inc., Class A	7,344	151,286
Republic First Bancorp, Inc.(a)*	1,450	6,192
S&T Bancorp, Inc.(a)	6,000	102,060
S.Y. Bancorp, Inc.(a)	2,891	61,723
Sandy Spring Bancorp, Inc.(a)	6,300	56,007
SCBT Financial Corp.(a)	1,776	49,177
Seacoast Banking Corp. of Florida	4,572	7,452
Sierra Bancorp(a)	2,100	16,023
Signature Bank*	7,100	226,490
Simmons First National Corp., Class A	3,100	86,180
Smithtown Bancorp, Inc.(a)	3,500	20,825
Southern Community Financial Corp.	3,300	7,623
Southern Connecticut Bancorp, Inc.*	200	590
Southside Bancshares, Inc.	3,011	59,076
Southwest Bancorp, Inc.	2,600	18,044
State Bancorp, Inc.(a)	2,377	16,900
StellarOne Corp.(a)	2,301	22,918
Sterling Bancorp.	3,740	26,704
Sterling Bancshares, Inc.	18,300	93,879
Sterling Financial Corp.(a)*	12,354	7,659
Suffolk Bancorp(a)	2,200	65,340
Sun American Bancorp*	1,560	133
Sun Bancorp, Inc(a)*	5,254	19,703
Superior Bancorp(a)*	1,800	5,922
Susquehanna Bancshares, Inc.(a)	18,663	109,925
SVB Financial Group(a)*	7,900	329,351
Synovus Financial Corp.(a)	37,300	76,465
Taylor Capital Group, Inc.(a)*	2,400	27,336
Texas Capital Bancshares, Inc.*	6,000	83,760
The South Financial Group, Inc.	17,500	11,282
TIB Financial Corp.(a)*	1,059	688
Tompkins Financial Corp.(a)	2,200	89,100
TowneBank(a)	3,400	39,712
Trico Bancshares(a)	3,800	63,270
Trustmark Corp.(a)	13,700	308,798
UCBH Holdings, Inc.	24,900	822
UMB Financial Corp.	4,300	169,205
Umpqua Holdings Corp.(a)	12,242	164,165
Union Bankshares Corp.	2,400	29,736
United Bankshares, Inc.(a)	10,300	205,691
United Community Banks, Inc.*	10,989	37,253
United Security Bancshares(a)*	818	3,583
Univest Corp. of Pennsylvania(a)	3,100	54,343
Virginia Commerce Bancorp*	5,786	21,582
Washington Banking Co.	1,600	19,104
Washington Trust Bancorp, Inc.(a)	3,000	46,740
Webster Financial Corp.(a)	10,800	128,196
WesBanco, Inc.(a)	5,363	66,179
West Bancorporation, Inc.(a)	5,350	26,376
West Coast Bancorp.(a)	2,947	6,189
Westamerica Bancorporation(a)	6,300	348,831
Western Alliance Bancorp*	8,700	32,886
Whitney Holding Corp.(a)	14,375	130,956
Wilmington Trust Corp.(a)	7,583	93,574
Wilshire Bancorp, Inc.(a)	6,600	54,054
Wintrust Financial Corp.(a)	4,750	146,252
Yadkin Valley Financial Corp.(a)	1,400	5,124
		11,591,087
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	11,398	235,483
ACCO Brands Corp.*	12,200	88,816
American Ecology Corp.	3,766	64,173
American Reprographics Co.*	10,300	72,203
Amrep Corp.(a)*	1,500	20,550
APAC Customer Services, Inc.(a)*	11,000	65,560
ATC Technology Corp.*	4,100	97,785
Bowne & Co., Inc.	6,327	42,264
Casella Waste Systems, Inc., Class A*	5,500	22,110
Ceco Environmental Corp.(a)*	3,800	15,010
Cenveo, Inc.*	12,200	106,750
Champion Industries, Inc.(a)*	2,100	3,192
Clean Harbors, Inc.*	4,100	244,401
Command Security Corp.(a)*	4,300	11,266
Consolidated Graphics, Inc.*	2,500	87,550
Cornell Cos, Inc.*	2,700	61,290
Courier Corp.	1,400	19,950
Deluxe Corp.	10,400	153,816
Document Security Systems, Inc.(a)*	3,392	8,310
EnergySolutions, Inc.	15,000	127,350
EnerNOC, Inc.(a)*	3,100	94,209
Ennis, Inc.	5,800	97,382
Fuel Tech, Inc.*	2,700	22,059
G&K Services, Inc., Class A	4,300	108,059

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
GeoEye, Inc.(a)*	4,200	$117,096
Healthcare Services Group, Inc.	17,224	369,627
Herman Miller, Inc.	12,030	192,240
HNI Corp.	10,000	276,300
ICT Group, Inc.(a)*	3,000	48,990
Innerworkings, Inc.(a)*	7,006	41,335
Interface, Inc.	12,677	105,346
Intersections, Inc.*	4,100	20,090
Kimball International, Inc., Class B	4,900	41,748
Knoll, Inc.	11,450	118,279
M&F Worldwide Corp.*	4,400	173,800
Mcgrath Rentcorp	5,300	118,508
Metalico, Inc.*	7,500	36,900
Mine Safety Appliances Co.(a)	8,100	214,893
Mobile Mini, Inc.(a)*	7,820	110,184
Multi-Color Corp.	1,100	13,431
North American Galvanizing & Coating, Inc.*	6,399	31,035
PRG-Schultz International, Inc.(a)*	2,900	17,139
Protection One, Inc.*	5,134	33,114
Schawk, Inc.	5,600	76,160
Standard Parking Corp.*	4,000	63,520
Standard Register Co.	5,600	28,560
Steelcase, Inc., Class A	10,944	69,604
Superior Uniform Group, Inc.	1,100	10,725
SYKES Enterprises, Inc.(a)*	10,300	262,341
Team, Inc.*	4,200	79,002
Tetra Tech, Inc.*	10,702	290,773
The Brink's Co.	6,400	155,776
The Geo Group, Inc.*	10,400	227,552
TRC Cos, Inc.(a)*	7,000	20,930
United Stationers, Inc.*	6,400	363,840
Versar, Inc.(a)*	2,000	6,100
Viad Corp.	4,500	92,835
Virco Manufacturing(a)	2,494	9,103
Waste Services, Inc.*	4,200	38,262
WCA Waste Corp.*	7,300	31,463
		5,776,139
Communications Equipment — 2.9%
3Com Corp.*	46,700	350,250
Acme Packet, Inc.(a)*	9,900	108,900
ADC Telecommunications, Inc.(a)*	26,500	164,565
Adtran, Inc.(a)	10,065	226,966
Airvana, Inc.(a)*	10,546	80,150
Anaren, Inc.*	3,900	58,695
Arris Group, Inc.*	27,627	315,777
Aruba Networks, Inc.(a)*	15,000	159,900
Aware, Inc.(a)*	4,900	13,720
Bel Fuse, Inc., Class B	1,890	40,616
BigBand Networks, Inc.*	8,234	28,325
Black Box Corp.	3,700	104,858
Blue Coat Systems, Inc.*	8,700	248,298
Ciena Corp.*	15,600	169,104
Communications Systems, Inc.(a)	1,000	12,440
Comtech Telecommunications Corp.*	5,325	186,641
DG FastChannel, Inc.*	4,872	136,075
Digi International, Inc.*	7,600	69,312
EchoStar Corp., Class A*	4,300	86,602
EF Johnson Technologies, Inc.*	8,800	9,768
Emcore Corp.(a)*	17,500	18,725
EMS Technologies, Inc.*	3,600	52,200
Emulex Corp.*	18,500	201,650
EndWave Corp.(a)*	2,950	7,198
Extreme Networks(a)*	19,900	57,113
Finisar Corp.*	10,300	91,876
Globecomm Systems, Inc.*	4,150	32,453
Harmonic, Inc.*	27,125	171,701
Harris Stratex Networks, Inc., Class A*	8,725	60,290
Hughes Communications, Inc.*	2,800	72,884
Infinera Corp.(a)*	9,400	83,378
InterDigital, Inc.(a)*	11,952	317,206
Ixia*	14,328	106,600
JDS Uniphase Corp.*	32,510	268,208
KVH Industries, Inc.*	3,300	48,675
Loral Space & Communications, Inc.*	4,100	129,601
Netgear, Inc.*	7,961	172,674
Network Equipment Technologies, Inc.(a)*	5,600	22,680
Occam Networks, Inc.(a)*	2,266	12,236
Oclaro, Inc.*	1	1
Oplink Communications, Inc.*	4,200	68,838
Opnext, Inc.(a)*	13,882	26,376
Optical Cable Corp.*	374	1,234
Orbcomm, Inc.*	6,700	18,090
Palm, Inc.(a)*	11,870	119,175
Parkervision, Inc.(a)*	5,400	9,882
PC-Tel, Inc.*	4,100	24,272
Performance Technologies, Inc.*	2,500	6,975
Plantronics, Inc.	11,000	285,780
Relm Wireless Corp.(a)*	2,000	6,280
Riverbed Technology, Inc.*	10,000	229,700
SCM Microsystems, Inc.(a)*	3,000	6,780
Seachange International, Inc.*	7,100	46,647
ShoreTel, Inc.(a)*	6,258	36,171
Sonus Networks, Inc.*	63,075	133,088
Sycamore Networks, Inc.	6,550	136,961
Symmetricom, Inc.*	21,384	111,197
Tekelec*	14,900	227,672
Telular Corp.*	3,600	13,500
Tollgrade Communications, Inc.*	2,200	13,442
Utstarcom, Inc.(a)*	28,400	62,196
Viasat, Inc.(a)*	6,400	203,392
		6,285,959
Computers & Peripherals — 1.1%
3PAR, Inc.*	9,264	109,779
ActivIdentity Corp.(a)*	10,500	24,675
Adaptec, Inc.*	29,728	99,589
Astro-Med, Inc.	575	4,290
Avid Technology, Inc.(a)*	9,895	126,260
Compellent Technologies, Inc.(a)*	4,600	104,328
Concurrent Computer Corp.(a)*	1,444	5,776
Cray, Inc.*	6,539	41,980
Datalink Corp.(a)*	2,300	9,959
Dataram Corp.(a)*	1,799	6,602
Dot Hill Systems Corp.*	11,900	22,610
Electronics for Imaging, Inc.*	11,600	150,916
Hauppauge Digital, Inc.*	2,400	2,064
Hutchinson Technology, Inc.*	5,200	53,352
Hypercom Corp.*	18,300	58,011
Imation Corp.*	6,900	60,168
Immersion Corp.*	6,300	28,791
Intermec, Inc.*	13,900	178,754
Interphase Corp.(a)*	1,200	3,072
Intevac, Inc.*	4,883	56,008
Isilon Systems, Inc.*	9,649	66,192
KEY Tronic Corp.*	1,700	6,647
LaserCard Corp.(a)*	2,100	12,117
Netezza Corp.(a)*	9,700	94,090

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Novatel Wireless, Inc.(a)*	6,800	$54,196
Presstek, Inc.(a)*	8,300	17,679
Qualstar Corp.	3,000	6,750
Quantum Corp.*	34,100	99,913
Rimage Corp.*	4,700	81,498
Silicon Graphics International Corp.(a)*	6,100	42,761
STEC, Inc.(a)*	10,200	166,668
Stratasys, Inc.(a)*	4,600	79,488
Super Micro Computer, Inc.*	4,900	54,488
Synaptics, Inc.(a)*	13,601	416,871
Transact Technologies, Inc.*	1,515	10,514
Video Display Corp.(a)*	1,990	9,074
		2,365,930
Construction & Engineering — 0.7%
Argan, Inc.(a)*	1,074	15,455
Comfort Systems USA, Inc.	8,930	110,196
Dycom Industries, Inc.*	8,000	64,240
EMCOR Group, Inc.*	14,714	395,807
Furmanite Corp.*	8,080	30,785
Great Lakes Dredge & Dock Corp.	9,400	60,912
Insituform Technologies, Inc., Class A*	6,600	149,952
Integrated Electrical Services, Inc.*	2,998	17,538
Layne Christensen Co.*	3,200	91,872
MasTec, Inc.(a)*	15,259	190,737
Michael Baker Corp.*	1,300	53,820
MYR Group, Inc.*	1,800	32,544
Northwest Pipe Co.(a)*	2,100	56,406
Orion Marine Group, Inc.(a)*	4,300	90,558
Pike Electric Corp.*	7,600	70,528
Sterling Construction Co., Inc.*	2,500	47,950
Tutor Perini Corp.(a)*	5,800	104,864
		1,584,164
Construction Materials — 0.3%
Eagle Materials, Inc.	9,800	255,290
Headwaters, Inc.*	9,300	60,636
Texas Industries, Inc.	6,200	216,938
U.S. Concrete, Inc.*	8,300	7,553
United States Lime & Minerals, Inc.(a)*	1,679	57,976
		598,393
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	13,800	76,728
AmeriCredit Corp.(a)*	6,159	117,267
Cardtronics, Inc.*	6,100	67,527
Cash America International, Inc.	6,500	227,240
CompuCredit Holdings Corp.(a)	10,800	35,964
Consumer Portfolio Services, Inc.(a)*	10,500	11,970
Credit Acceptance Corp.*	4,635	195,134
Dollar Financial Corp.*	5,400	127,764
Ezcorp, Inc. Class A*	6,900	118,749
First Cash Financial Services, Inc.*	7,400	164,206
Nelnet, Inc., Class A	9,000	155,070
QC Holdings, Inc.	5,600	26,936
Rewards Network, Inc.	3,132	39,589
The First Marblehead Corp.(a)*	4,000	8,520
The Student Loan Corp.	2,300	107,111
United PanAm Financial Corp.(a)*	3,692	11,777
World Acceptance Corp.(a)*	3,636	130,278
		1,621,830
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	38,280
Boise, Inc.(a)*	16,200	86,022
Bway Holding Co.*	3,500	67,270
Graphic Packaging Holding Co.*	56,900	197,443
Myers Industries, Inc.	6,987	63,582
Northern Technologies International Corp.(a)*	800	7,024
Rock-Tenn Co., Class A	4,361	219,838
Temple-Inland, Inc.	7,000	147,770
		827,229
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	26,942
Core-Mark Holding Co., Inc.*	1,600	52,736
KSW, Inc.(a)	1,050	3,843
		83,521
Diversified Consumer Services — 1.3%
American Public Education, Inc.(a)*	1,940	66,658
Brink's Home Security Holdings, Inc.*	6,900	225,216
Cambium Learning Group, Inc.(a)*	3,995	15,660
Capella Education Co.(a)*	1,900	143,070
Carriage Services, Inc.*	3,900	15,327
Coinstar, Inc.(a)*	6,400	177,792
Collectors Universe	942	8,808
Corinthian Colleges, Inc.(a)*	13,100	180,387
CPI Corp.	1,100	13,508
Hillenbrand, Inc.	9,900	186,516
Jackson Hewitt Tax Service, Inc.(a)*	7,100	31,240
K12, Inc.*	4,700	95,269
Learning Tree International, Inc.(a)*	5,000	59,700
Lincoln Educational Services Corp.(a)*	5,874	127,290
Mac-Gray Corp.(a)*	2,474	25,482
Matthews International Corp., Class A	6,900	244,467
Pre-Paid Legal Services, Inc.(a)*	2,300	94,484
Princeton Review, Inc.*	9,335	37,900
Regis Corp.	8,800	137,016
Service Corp. International	33,952	278,067
Sotheby's, Class A(a)	8,800	197,824
Spectrum Group Intl, Inc.(a)*	7,402	13,842
Steiner Leisure Ltd.*	2,200	87,472
Stewart Enterprises, Inc., Class A(a)	18,000	92,700
Universal Technical Institute, Inc.*	5,900	119,180
		2,674,875
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.*	6,900	46,782
Asta Funding, Inc.(a)	2,600	18,434
Encore Capital Group, Inc.*	6,000	104,400
Financial Federal Corp.	5,700	156,750
Interactive Brokers Group, Inc., Class A*	6,200	109,864
Life Partners Holdings, Inc.(a)	2,500	52,975
MarketAxess Holdings, Inc.	7,100	98,690
Marlin Business Services Corp.*	2,600	20,618
Medallion Financial Corp.	3,400	27,778
MicroFinancial, Inc.(a)	400	1,236
NewStar Financial, Inc.*	6,242	24,469
PHH Corp.*	11,200	180,432
Pico Holdings, Inc.(a)*	4,200	137,466
Portfolio Recovery Associates, Inc.(a)*	3,000	134,640
Primus Guaranty Ltd.*	6,300	19,215
Resource America, Inc.	3,800	15,352
Teton Advisors, Inc.(a),(c)	25	—
		1,149,101
Diversified Telecommunication Services — 0.8%
AboveNet, Inc.*	3,300	214,632

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Alaska Communications Systems Group, Inc.(a)	7,552	$60,265
Arbinet-thexchange, Inc.(a)*	6,400	15,872
Atlantic Tele-Network, Inc.	3,600	198,036
Cbeyond, Inc.(a)*	6,100	96,075
Cincinnati Bell, Inc.*	51,900	179,055
Cogent Communications Group, Inc.(a)*	10,000	98,600
Consolidated Communications Holdings, Inc.(a)	6,282	109,935
General Communication, Inc., Class A*	12,400	79,112
Global Crossing Ltd.(a)*	10,200	145,350
HickoryTech Corp.(a)	2,300	20,309
IDT Corp. Class B(a)*	1,900	9,215
Iowa Telecommunications Services, Inc.	7,000	117,320
Neutral Tandem, Inc.(a)*	3,900	88,725
PAETEC Holding Corp.*	24,300	100,845
Premiere Global Services, Inc.*	13,860	114,345
SureWest Communications(a)*	3,708	36,932
XETA Technologies, Inc.*	1,300	3,913
		1,688,536
Electric Utilities — 1.2%
Allete, Inc.	7,400	241,832
Central Vermont Public Service Corp.	2,500	52,000
Cleco Corp.	15,000	409,950
El Paso Electric Co.*	11,500	233,220
Empire District Electric Co.	7,700	144,221
IDACORP, Inc.	10,600	338,670
MGE Energy, Inc.	4,500	160,830
PNM Resources, Inc.	17,350	219,478
Portland General Electric Co.	14,100	287,781
UIL Holdings Corp.	5,166	145,061
Unisource Energy Corp.	8,000	257,520
Unitil Corp.	500	11,490
		2,502,053
Electrical Equipment — 2.3%
A.O. Smith Corp.	4,900	212,611
Acuity Brands, Inc.	7,200	256,608
American Superconductor Corp.(a)*	9,700	396,730
AZZ, Inc.(a)*	2,700	88,290
Baldor Electric Co.(a)	10,400	292,136
Belden, Inc.	9,000	197,280
Brady Corp., Class A	11,200	336,112
Broadwind Energy, Inc.(a)*	12,600	101,934
BTU International, Inc.*	2,100	13,335
C&D Technologies, Inc.(a)*	5,800	8,990
Capstone Turbine Corp.(a)*	20,500	26,445
Chase Corp.(a)	700	8,267
Coleman Cable, Inc.(a)*	2,400	7,896
Encore Wire Corp.	5,200	109,564
Ener1, Inc.(a)*	19,900	126,166
Energy Focus, Inc.(a)*	2,200	1,410
EnerSys*	10,800	236,196
Evergreen Solar, Inc.(a)*	26,600	40,166
Franklin Electric Co., Inc.(a)	5,300	154,124
FuelCell Energy, Inc.(a)*	16,310	61,325
GrafTech International Ltd.*	20,260	315,043
GT Solar International, Inc.(a)*	16,800	93,408
Hoku Scientific, Inc.(a)*	2,500	6,800
II-VI, Inc.*	11,911	378,770
LaBarge, Inc.*	3,700	44,585
LSI Industries, Inc.	4,900	38,612
Magnetek, Inc.*	11,900	18,326
Microvision, Inc.*	13,630	43,207
Ocean Power Technologies, Inc.(a)*	700	6,307
Orion Energy Systems, Inc.*	100	439
Plug Power, Inc.(a)*	20,763	14,742
Polypore International, Inc.*	6,400	76,160
Powell Industries, Inc.*	2,600	81,978
Power-One, Inc.(a)*	19,262	83,790
PowerSecure International, Inc.(a)*	5,300	38,213
Preformed Line Products Co.	850	37,230
Regal-Beloit Corp.	6,400	332,416
SatCon Technology Corp.*	6,900	19,458
SL Industries, Inc.*	986	8,263
Spire Corp.(a)*	1,100	5,896
Technology Research Corp.	800	2,880
Thomas & Betts Corp.*	7,285	260,730
Ultralife Corp.(a)*	3,600	15,552
UQM Technologies, Inc.*	5,620	38,497
Vicor Corp.(a)*	9,800	91,140
Woodward Governor Co.	4,497	115,888
		4,843,915
Electronic Equipment, Instruments & Components — 2.8%
ADDvantage Technologies Group, Inc.(a)*	2,400	4,800
Advanced Photonix, Inc.*	3,300	2,244
Agilysys, Inc.	5,276	48,012
Anixter International, Inc.*	4,900	230,790
Bell Microproducts, Inc.(a)*	6,400	22,720
Benchmark Electronics, Inc.*	14,710	278,166
Brightpoint, Inc.*	18,344	134,828
CalAmp Corp.*	3,779	13,000
Checkpoint Systems, Inc.*	8,500	129,625
Clearfield, Inc.(a)*	1,600	4,160
Cogent, Inc.*	22,200	230,658
Cognex Corp.	8,900	157,708
Coherent, Inc.(a)*	6,900	205,137
Comverge, Inc.*	3,361	37,778
CPI International, Inc.*	3,600	47,664
CTS Corp.	6,500	62,530
Cyberoptics Corp.(a)*	1,700	11,407
Daktronics, Inc.(a)	9,125	84,041
DDi Corp.(a)*	3,797	18,567
Digital Theater Systems, Inc.*	3,700	126,577
Echelon Corp.(a)*	12,900	149,124
Electro Rent Corp.	6,482	74,802
Electro Scientific Industries, Inc.*	6,080	65,786
FARO Technologies, Inc.*	3,250	69,680
Frequency Electronics, Inc.(a)*	1,400	7,196
Gerber Scientific, Inc.*	5,000	25,250
GTSI Corp.*	2,500	12,425
Henry Bros Electronics, Inc.*	300	1,293
I.D. Systems, Inc.*	1,600	5,184
ICx Technologies, Inc.(a)*	1,949	18,555
IEC Electronics Corp.(a)*	800	4,160
Insight Enterprises, Inc.*	10,250	117,055
Intelli-Check - Mobilisa, Inc.(a)*	2,900	10,875
IntriCon Corp.*	1,000	3,030
IPG Photonics Corp.(a)*	12,039	201,533
Iteris, Inc.(a)*	7,798	11,697
Jabil Circuit, Inc.	2,068	35,921
Keithley Instruments, Inc.	3,100	14,415
L-1 Identity Solutions, Inc.(a)*	18,300	137,067
LeCroy Corp.*	2,785	10,165
Littelfuse, Inc.*	4,865	156,410
LoJack Corp.*	3,500	14,140
Mace Security International, Inc.(a)*	2,793	3,268
Maxwell Technologies, Inc.(a)*	4,300	76,712

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Measurement Specialties, Inc.*	1,500	$15,075
Mechanical Technology, Inc.(a)*	700	490
Mercury Computer Systems, Inc.*	4,900	53,949
Merix Corp.(a)*	3,800	9,310
Methode Electronics, Inc., Class A	8,200	71,176
MTS Systems Corp.	3,800	109,212
Multi-Fineline Electronix, Inc.*	6,500	184,405
NAPCO Security Technologies, Inc.*	4,850	8,100
NetList, Inc.(a)*	3,200	16,608
Newport Corp.*	8,200	75,358
NU Horizons Electronics Corp.*	4,000	16,480
OSI Systems, Inc.*	3,300	90,024
PAR Technology Corp.(a)*	3,000	17,340
Park Electrochemical Corp.	4,000	110,560
PC Connection, Inc.*	6,200	41,850
PC Mall, Inc.*	2,200	11,484
Perceptron, Inc.*	1,100	3,531
Planar Systems, Inc.(a)*	3,817	10,878
Plexus Corp.*	8,900	253,650
Radisys Corp.*	9,800	93,590
RAE Systems, Inc.(a)*	14,200	15,620
Remec, Inc.*	4,693	4,458
Research Frontiers, Inc.(a)*	2,600	9,854
Richardson Electronics Ltd.	2,700	15,849
Rofin-Sinar Technologies, Inc.*	7,200	169,992
Rogers Corp.*	3,900	118,209
Sanmina-SCI Corp.*	11,744	129,536
Scansource, Inc.*	5,700	152,190
Smart Modular Technologies WWH, Inc.*	9,900	62,271
Spectrum Control, Inc.*	2,800	26,516
SYNNEX Corp.(a)*	7,200	220,752
Tech Data Corp.*	3,600	167,976
Technitrol, Inc.	9,000	39,420
TTM Technologies, Inc.(a)*	9,629	111,022
Ultimate Electrs, Inc.(b),(c)	1,600	—
Universal Display Corp.(a)*	7,300	90,228
Vicon Industries, Inc.*	1,000	5,270
Vishay Intertechnology, Inc.*	38,800	323,980
Wireless Ronin Technologies, Inc.(a)*	2,168	8,000
X-Rite, Inc.(a)*	6,700	14,606
Zygo Corp.(a)*	3,600	24,228
		5,979,202
Energy Equipment & Services — 2.3%
Allis-Chalmers Energy, Inc.(a)*	10,707	40,365
Atwood Oceanics, Inc.*	7,010	251,309
Basic Energy Services, Inc.*	9,300	82,770
Bolt Technology Corp.(a)*	1,500	16,530
Boots & Coots International Control, Inc.(a)*	12,900	21,285
Bristow Group, Inc.*	5,200	199,940
Bronco Drilling Co., Inc.(a)*	6,000	30,420
Cal Dive International, Inc.*	17,748	134,175
Cameron International Corp.*	2,777	116,079
CARBO Ceramics, Inc.	5,350	364,709
Complete Production Services, Inc.(a)*	16,900	219,700
Dawson Geophysical Co.(a)*	1,100	25,421
ENGlobal Corp.*	6,100	19,093
Exterran Holdings, Inc.(a)*	10,000	214,500
Geokinetics, Inc.*	1,100	10,582
Global Industries Ltd.(a)*	18,211	129,844
Gulf Island Fabrication, Inc.	2,600	54,678
Gulfmark Offshore, Inc.*	4,800	135,888
Helix Energy Solutions Group, Inc.*	17,200	202,100
Hercules Offshore, Inc.(a)*	19,000	90,820
Hornbeck Offshore Services, Inc.*	5,800	135,024
ION Geophysical Corp.*	20,200	119,584
Key Energy Services, Inc.*	19,100	167,889
Lufkin Industries, Inc.	3,100	226,920
Matrix Service Co.*	5,900	62,835
Mitcham Industries, Inc.*	2,026	14,932
Natural Gas Services Group, Inc.*	2,500	47,125
Newpark Resources*	19,900	84,177
Oil States International, Inc.*	5,500	216,095
Omni Energy Services Corp.*	3,800	4,750
OYO Geospace Corp.*	1,000	42,890
Parker Drilling Co.*	25,500	126,225
PHI, Inc.*	2,300	47,610
Pioneer Drilling Co.*	11,400	90,060
Royale Energy, Inc.(a)*	1,600	4,216
RPC, Inc.(a)	22,050	229,320
SEACOR Holdings, Inc.(a)*	3,273	249,566
Sulphco, Inc.(a)*	18,300	12,261
Superior Energy Services, Inc.*	8,600	208,894
Superior Well Services, Inc.(a)*	5,300	75,578
T-3 Energy Services, Inc.*	2,100	53,550
Tetra Technologies, Inc.*	16,850	186,698
TGC Industries, Inc.(a)*	5,897	23,057
Trico Marine Services, Inc.(a)*	3,776	17,143
Union Drilling, Inc.*	5,000	31,250
Unit Corp.*	1,200	51,000
Willbros Group, Inc.(a)*	4,300	72,541
		4,961,398
Food & Staples Retailing — 0.9%
Casey's General Stores, Inc.	12,174	388,594
Great Atlantic & Pacific Tea Co.(a)*	13,012	153,412
Ingles Markets, Inc.	2,600	39,338
Nash Finch Co.	2,000	74,180
Pricesmart, Inc.	6,250	127,750
Ruddick Corp.(a)	10,900	280,457
Spartan Stores, Inc.	4,734	67,649
Susser Holdings Corp.(a)*	4,500	38,655
The Andersons, Inc.	4,100	105,862
The Pantry, Inc.*	5,100	69,309
United Natural Foods, Inc.*	10,300	275,422
Weis Markets, Inc.	6,390	232,340
Winn-Dixie Stores, Inc.(a)*	10,200	102,408
		1,955,376
Food Products — 1.5%
Alico, Inc.(a)	1,300	36,998
American Italian Pasta Co., Class A(a)*	4,378	152,311
B&G Foods, Inc., Class A	7,700	70,686
Cagle's, Inc., Class A*	1,200	4,320
Cal-Maine Foods, Inc.(a)	5,100	173,808
Calavo Growers, Inc.(a)	3,200	54,400
Chiquita Brands International, Inc.*	10,000	180,400
Coffee Holding Co., Inc.(a)*	600	2,514
Darling International, Inc.*	18,400	154,192
Del Monte Foods Co.	6,571	74,515
Diamond Foods, Inc.(a)	3,800	135,052
Farmer Bros Co.(a)	3,200	63,168
Fresh Del Monte Produce, Inc.*	9,900	218,790
Hain Celestial Group, Inc.(a)*	8,179	139,125
HQ Sustainable Maritime Industries, Inc.*	2,478	17,445
Imperial Sugar Co.(a)	3,200	55,808
J&J Snack Foods Corp.	4,500	179,820
John B. Sanfilippo & Son, Inc.*	2,650	41,234

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Lancaster Colony Corp.	7,600	$377,720
Lance, Inc.	7,100	186,730
Lifeway Foods, Inc.(a)*	3,800	45,144
Omega Protein Corp.*	4,197	18,299
Overhill Farms, Inc.(a)*	1,600	7,776
Pilgrims Pride Corp.*	7,300	64,970
Reddy Ice Holdings, Inc.(a)*	4,800	20,592
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	10,206
Sanderson Farms, Inc.	4,600	193,936
Scheid Vineyards, Inc., Class A*	20	335
Seneca Foods Corp., Class A*	500	11,935
Smart Balance, Inc.(a)*	14,800	88,800
Tasty Baking Co.	800	5,384
Tootsie Roll Industries, Inc.(a)	8,487	232,374
TreeHouse Foods, Inc.*	7,400	287,564
		3,306,351
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,043	65,478
Delta Natural Gas Co., Inc.	200	5,722
Energy, Inc.	300	3,090
New Jersey Resources Corp.	9,451	353,468
Northwest Natural Gas Co.	6,800	306,272
RGC Resources, Inc.(a)	200	5,910
South Jersey Industries, Inc.	6,400	244,352
Southwest Gas Corp.	9,900	282,447
The Laclede Group, Inc.	4,500	151,965
		1,418,704
Health Care Equipment & Supplies — 4.1%
Abaxis, Inc.(a)*	4,900	125,195
ABIOMED, Inc.(a)*	9,400	82,156
Accuray, Inc.(a)*	11,400	63,954
Align Technology, Inc.(a)*	15,100	269,082
Alphatec Holdings, Inc.*	11,124	59,402
American Medical Systems Holdings, Inc.(a)*	18,000	347,220
Analogic Corp.	3,000	115,530
Angiodynamics, Inc.*	6,163	99,101
Anika Therapeutics, Inc.*	4,100	31,283
Arthrocare Corp.*	6,000	142,200
AtriCure, Inc.*	2,740	16,550
ATS Medical, Inc.(a)*	29,600	95,608
Biolase Technology, Inc.(a)*	5,500	10,450
Bovie Medical Corp.(a)*	4,900	38,269
BSD Medical Corp.(a)*	5,064	8,457
Cantel Medical Corp.*	3,950	79,711
Cardiac Science Corp.*	8,096	18,054
Cardica, Inc.(a)*	1,400	1,624
Cardiovascular Systems, Inc.*	1,200	5,508
CAS Medical Systems, Inc.(a)*	2,529	5,210
Conceptus, Inc.(a)*	12,100	226,996
Conmed Corp.*	7,150	163,020
CryoLife, Inc.*	6,300	40,446
Cutera, Inc.(a)*	3,000	25,530
Cyberonics, Inc.*	5,700	116,508
Cynosure, Inc., Class A*	1,100	12,639
DexCom, Inc.(a)*	8,950	72,316
Digirad Corp.*	2,100	4,410
Endologix, Inc.(a)*	21,000	110,880
EnteroMedics, Inc.*	755	423
ev3, Inc.*	21,459	286,263
Exactech, Inc.*	2,535	43,881
Greatbatch, Inc.*	5,400	103,842
Haemonetics Corp.*	3,900	215,085
Hansen Medical, Inc.(a)*	3,500	10,605
HealthTronics, Inc.*	8,699	22,965
HeartWare International, Inc.*	100	3,547
Hill-Rom Holdings, Inc.	10,000	239,900
Home Diagnostics, Inc.*	2,300	14,030
ICU Medical, Inc.*	2,950	107,498
Immucor, Inc.*	11,300	228,712
Insulet Corp.*	9,100	129,948
Integra LifeSciences Holdings Corp.*	5,600	205,968
Invacare Corp.(a)	9,357	233,364
Iridex Corp.(a)*	1,000	3,070
IRIS International, Inc.*	4,200	51,912
Kensey Nash Corp.*	2,900	73,950
LeMaitre Vascular, Inc.(a)*	1,900	9,500
MAKO Surgical Corp.(a)*	4,399	48,829
Masimo Corp.(a)*	8,000	243,360
Medical Action Industries, Inc.*	3,650	58,619
Meridian Bioscience, Inc.	8,950	192,872
Merit Medical Systems, Inc.*	5,744	110,802
Micrus Endovascular Corp.(a)*	3,700	55,537
Misonix, Inc.*	2,200	4,158
Natus Medical, Inc.*	4,600	68,034
Neogen Corp.(a)*	4,948	116,822
Neurometrix, Inc.(a)*	2,800	6,916
NMT Medical, Inc.*	2,400	5,928
NuVasive, Inc.(a)*	8,100	259,038
NxStage Medical, Inc.(a)*	8,000	66,800
OraSure Technologies, Inc.(a)*	11,100	56,388
Orthovita, Inc.(a)*	16,500	57,915
Osteotech, Inc.*	4,200	13,440
OTIX Global, Inc.*	3,720	3,087
Palomar Medical Technologies, Inc.*	7,282	73,403
Quidel Corp.(a)*	13,103	180,559
Retractable Technologies, Inc.(a)*	1,926	3,159
Rochester Medical Corp.(a)*	1,400	15,582
Rockwell Medical Technologies, Inc.(a)*	2,600	19,994
RTI Biologics, Inc.*	8,144	31,273
SenoRx, Inc.*	1,700	14,025
Sirona Dental Systems, Inc.*	12,300	390,402
Solta Medical, Inc.*	1,600	3,248
Somanetics Corp.(a)*	3,200	56,160
SonoSite, Inc.(a)*	3,400	80,342
Spectranetics Corp.*	7,200	50,112
Staar Surgical Co.(a)*	5,280	16,421
Stereotaxis, Inc.(a)*	7,600	29,868
STERIS Corp.	7,300	204,181
SurModics, Inc.(a)*	3,700	83,842
Symmetry Medical, Inc.*	11,100	89,466
Synovis Life Technologies, Inc.*	2,484	32,068
The Cooper Cos., Inc.(a)	9,000	343,080
Theragenics Corp.*	7,500	10,050
Thoratec Corp.(a)*	12,896	347,160
TomoTherapy, Inc.(a)*	7,800	30,420
TranS1, Inc.(a)*	2,263	8,939
Urologix, Inc.(a)*	2,600	4,810
Uroplasty, Inc.(a)*	2,952	4,457
Vascular Solutions, Inc.(a)*	6,500	54,535
Volcano Corp.(a)*	10,800	187,704
West Pharmaceutical Services, Inc.(a)	7,400	290,080
Wright Medical Group, Inc.*	8,500	161,075
Young Innovations, Inc.(a)	1,900	47,082
Zoll Medical Corp.*	4,700	125,584
		8,729,398

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 4.0%
Air Methods Corp.*	2,500	$84,050
Alliance HealthCare Services, Inc.(a)*	12,600	71,946
Allied Healthcare International, Inc.*	14,550	42,341
ALLION HEALTHCARE, Inc.*	6,400	41,984
Almost Family, Inc.*	1,100	43,483
Amedisys, Inc.(a)*	5,666	275,141
America Service Group, Inc.	2,000	31,740
American Caresource Holdings, Inc.(a)*	1,300	3,120
American Dental Partners, Inc.*	2,840	36,636
AMERIGROUP Corp.*	12,100	326,216
AMN Healthcare Services, Inc.*	7,300	66,138
Amsurg Corp.*	7,750	170,655
Animal Health International, Inc.*	200	480
Assisted Living Concepts, Inc., Class A(a)*	1,599	42,166
Bio-Reference Labs, Inc.*	3,300	129,327
BioScrip, Inc.*	9,680	80,925
Brookdale Senior Living, Inc.(a)*	8,600	156,434
Capital Senior Living Corp.*	5,400	27,108
Catalyst Health Solutions, Inc.*	11,800	430,346
Centene Corp.*	10,900	230,753
Chemed Corp.	5,500	263,835
Continucare Corp.(a)*	10,600	46,322
Corvel Corp.*	2,550	85,527
Cross Country Healthcare, Inc.(a)*	6,900	68,379
Dialysis Corp. Of America*	2,100	15,078
Dynacq Healthcare, Inc.(a)*	1,300	4,433
Emeritus Corp.(a)*	7,900	148,125
Five Star Quality Care, Inc.*	12,800	44,416
Genoptix, Inc.(a)*	2,964	105,311
Gentiva Health Services, Inc.*	6,500	175,565
Hanger Orthopedic Group, Inc.*	5,400	74,682
Health Fitness Corp.(a)*	1,100	8,415
Health Grades, Inc.*	9,500	40,755
Health Management Associates, Inc., Class A*	49,300	358,411
Healthsouth Corp.(a)*	18,900	354,753
Healthspring, Inc.*	14,900	262,389
Healthways, Inc.*	6,798	124,675
HMS Holdings Corp.*	5,100	248,319
Hooper Holmes, Inc.*	15,500	16,275
Integramed America, Inc.*	1,987	15,518
inVentiv Health, Inc.*	7,500	121,275
IPC The Hospitalist Co., Inc.*	1,782	59,251
Kindred Healthcare, Inc.*	8,800	162,448
Landauer, Inc.	1,300	79,820
LCA-Vision, Inc.*	5,917	30,295
LHC Group, Inc.(a)*	3,800	127,718
LifePoint Hospitals, Inc.*	7,700	250,327
Magellan Health Services, Inc.*	11,300	460,249
Medcath Corp.*	4,400	34,804
Metropolitan Health Networks, Inc.*	12,313	24,503
Molina Healthcare, Inc.(a)*	6,500	148,655
MWI Veterinary Supply, Inc.*	2,700	101,790
National Healthcare Corp.(a)	3,000	108,330
Nighthawk Radiology Holdings, Inc.*	5,800	26,274
NovaMed, Inc.(a)*	5,800	22,504
Odyssey HealthCare, Inc.*	12,650	197,087
PDI, Inc.*	3,600	17,352
PharMerica Corp.*	3,440	54,627
PHC, Inc., Class A*	4,300	4,730
Prospect Medical Holdings, Inc.*	1,200	5,100
Providence Service Corp.*	4,498	71,068
PSS World Medical, Inc.(a)*	24,238	547,052
Psychemedics Corp.	400	2,940
Psychiatric Solutions, Inc.(a)*	7,320	154,745
RadNet, Inc.(a)*	8,150	16,626
RehabCare Group, Inc.*	4,200	127,806
Res-Care, Inc.*	10,700	119,840
Skilled Healthcare Group, Inc., Class A(a)*	2,400	17,880
SRI/Surgical Express, Inc.*	1,100	2,255
Sun Healthcare Group, Inc.*	10,400	95,368
Sunrise Senior Living, Inc.*	8,300	26,726
The Ensign Group, Inc.	2,900	44,573
Triple-S Management Corp., Class B*	2,100	36,960
U.S. Physical Therapy, Inc.*	2,650	44,865
Universal American Corp.*	13,700	160,290
Virtual Radiologic Corp.(a)*	1,800	22,968
WellCare Health Plans, Inc.(a)*	6,300	231,588
		8,512,861
Health Care Technology — 0.9%
A.D.A.M., Inc.*	1,200	5,040
Allscripts-Misys Healthcare Solutions, Inc.(a)*	6,562	132,749
AMICAS, Inc.*	12,660	68,870
Arrhythmia Research Technology, Inc.(a)*	200	696
athenahealth, Inc.*	5,000	226,200
Computer Programs & Systems, Inc.(a)	2,300	105,915
Eclipsys Corp.*	9,000	166,680
HealthStream, Inc.(a)*	5,236	20,682
MedAssets, Inc.*	8,409	178,355
MedQuist, Inc.(a)	5,100	34,119
Merge Healthcare, Inc.*	10,298	34,601
Omnicell, Inc.*	7,300	85,337
Phase Forward, Inc.*	9,700	148,895
Quadramed Corp.*	2,000	16,780
Quality Systems, Inc.	11,355	712,981
Transcend Services, Inc.(a)*	588	12,560
Vital Images, Inc.*	3,400	43,146
		1,993,606
Hotels, Restaurants & Leisure — 2.8%
AFC Enterprises, Inc.*	4,200	34,272
Ambassadors Group, Inc.	4,300	57,147
Ambassadors International, Inc.*	2,097	1,239
Ameristar Casinos, Inc.	12,900	196,467
Benihana, Inc., Class A(a)*	1,150	4,830
Benihana, Inc.(a)*	2,300	8,717
BJ's Restaurants, Inc.(a)*	8,000	150,560
Bluegreen Corp.(a)*	7,100	17,182
Bob Evans Farms, Inc.	7,000	202,650
Boyd Gaming Corp.*	12,100	101,277
Brinker International, Inc.	12,310	183,665
Buffalo Wild Wings, Inc.(a)*	4,000	161,080
California Pizza Kitchen, Inc.*	5,450	73,303
Caribou Coffee Co., Inc.*	4,438	34,261
Carrols Restaurant Group, Inc.*	8,600	60,802
CEC Entertainment, Inc.*	5,150	164,388
Churchill Downs, Inc.	3,300	123,255
CKE Restaurants, Inc.	11,800	99,828
Cosi, Inc.(a)*	5,389	3,233
Cracker Barrel Old Country Store, Inc.	5,000	189,950
DineEquity, Inc.(a)*	3,900	94,731
Domino's Pizza, Inc.(a)*	12,753	106,870
Dover Downs Gaming & Entertainment, Inc.	3,400	12,852
Dover Motorsports, Inc.	4,000	8,360
Einstein Noah Restaurant Group, Inc.*	3,600	35,388
Empire Resorts, Inc.*	4,700	9,917

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Famous Dave's Of America, Inc.*	2,145	$12,977
FortuNet, Inc.	1,700	2,873
Full House Resorts, Inc.(a)*	4,300	14,964
Gaming Partners International Corp.	1,300	7,293
Gaylord Entertainment Co.(a)*	9,022	178,185
Great Wolf Resorts, Inc.*	8,725	20,678
International Speedway Corp., Class A	3,798	108,053
Interstate Hotels & Resorts, Inc.*	7,028	15,462
Interval Leisure Group, Inc.*	8,500	105,995
Isle of Capri Casinos, Inc.*	7,000	52,360
J. Alexander's Corp.(a)*	800	3,192
Jack in the Box, Inc.*	14,400	283,248
Kona Grill, Inc.*	1,540	4,635
Krispy Kreme Doughnuts, Inc.(a)*	10,100	29,795
Lakes Entertainment, Inc.(a)*	4,300	10,793
Landry's Restaurants, Inc.(a)*	4,400	93,676
Life Time Fitness, Inc.(a)*	8,900	221,877
Lodgian, Inc.*	5,400	8,046
Luby's, Inc.*	7,260	26,717
McCormick & Schmick's Seafood Restaurants, Inc.(a)*	1,480	10,301
Monarch Casino & Resort, Inc.*	3,600	29,160
Morgans Hotel Group Co.(a)*	6,600	29,898
Morton's Restaurant Group, Inc.(a)*	3,100	9,021
MTR Gaming Group, Inc.(a)*	6,300	8,190
Multimedia Games, Inc.(a)*	6,030	36,240
Nathan's Famous, Inc.*	1,385	21,135
Nevada Gold & Casinos, Inc.*	1,712	1,541
O'Charleys, Inc.(a)*	4,820	31,571
Orient-Express Hotels Ltd.(a)*	9,100	92,274
P.F. Chang's China Bistro, Inc.(a)*	5,870	222,532
Papa John's International, Inc.*	6,315	147,518
Peet's Coffee & Tea, Inc.(a)*	2,900	96,657
Pinnacle Entertainment, Inc.(a)*	12,199	109,547
PokerTek, Inc.(a)*	1,700	1,173
Premier Exhibitions, Inc.(a)*	6,300	9,135
Red Lion Hotels Corp.(a)*	4,500	22,230
Red Robin Gourmet Burgers, Inc.(a)*	3,300	59,070
Rick's Cabaret International, Inc.*	2,209	18,909
Rubio's Restaurants, Inc.*	1,700	12,257
Ruby Tuesday, Inc.(a)*	9,600	69,120
Ruth's Hospitality Group, Inc.(a)*	5,100	10,659
Scientific Games Corp., Class A*	10,163	147,872
Shuffle Master, Inc.*	8,462	69,727
Silverleaf Resorts, Inc.*	6,633	5,486
Sonic Corp.(a)*	13,575	136,700
Speedway Motorsports, Inc.(a)	10,200	179,724
Texas Roadhouse, Inc., Class A*	15,300	171,819
The Cheesecake Factory, Inc.(a)*	13,476	290,947
The Marcus Corp.	4,500	57,690
The Steak n Shake Co.(a)*	320	103,718
Town Sports International Holdings, Inc.(a)*	8,000	18,640
Vail Resorts, Inc.(a)*	8,330	314,874
VCG Holding Corp.(a)*	3,700	7,696
		5,890,074
Household Durables — 1.6%
American Greetings Corp., Class A	9,420	205,262
Bassett Furniture Industries, Inc.*	2,600	9,152
Beazer Homes USA, Inc.(a)*	5,900	28,556
Blyth, Inc.	2,000	67,440
Brookfield Homes Corp.(a)*	3,900	31,200
California Coastal Communities, Inc.(a)*	1,800	2,340
Cavco Industries, Inc.(a)*	1,100	39,512
Craftmade International, Inc.(a)*	400	740
CSS Industries, Inc.	2,100	40,824
Dixie Group, Inc.*	2,300	6,233
Emerson Radio Corp.*	900	2,124
Ethan Allen Interiors, Inc.	7,100	95,282
Furniture Brands International, Inc.(a)*	11,300	61,698
Helen of Troy Ltd.*	4,200	102,732
Hooker Furniture Corp.	2,100	25,977
Hovnanian Enterprises, Inc., Class A(a)*	10,700	41,088
iRobot Corp.(a)*	5,000	88,000
Jarden Corp.	13,043	403,159
KB Home	14,100	192,888
Kid Brands, Inc.*	5,342	23,398
La-Z-Boy, Inc.*	11,200	106,736
Libbey, Inc.(a)*	3,650	27,923
Lifetime Brands, Inc.*	3,200	22,880
M.D.C. Holdings, Inc.	7,575	235,128
M/I Homes, Inc.*	2,200	22,858
Meritage Homes Corp.(a)*	3,700	71,521
National Presto Industries, Inc.	1,000	109,230
Orleans Homebuilders, Inc.(a)*	4,953	8,073
Palm Harbor Homes, Inc.*	4,600	9,522
Pulte Homes, Inc.*	6,939	69,390
Ryland Group, Inc.(a)	9,600	189,120
Sealy Corp.(a)*	29,400	92,904
Skyline Corp.(a)	1,200	22,080
Standard Pacific Corp.*	16,200	60,588
Stanley Furniture Co., Inc.(a)*	701	7,115
Tempur-Pedic International, Inc.*	10,480	247,642
Tupperware Brands Corp.	10,300	479,671
Universal Electronics, Inc.*	2,800	65,016
		3,315,002
Household Products — 0.1%
Central Garden and Pet Co.(a)*	5,300	56,710
Central Garden and Pet Co., Class A*	8,400	83,496
WD-40 Co.	5,000	161,800
		302,006
Industrial Conglomerates — 0.2%
Otter Tail Corp.(a)	7,214	178,907
Raven Industries, Inc.(a)	3,600	114,372
Standex International Corp.	2,700	54,243
Tredegar Corp.	8,700	137,634
United Capital Corp.(a)*	1,250	29,775
		514,931
Insurance — 2.9%
21st Century Holding Co.(a)	1,000	4,030
Affirmative Insurance Holdings, Inc.(a)*	3,262	13,309
American Equity Investment Life Holding Co.(a)	12,000	89,280
American Physicians Capital, Inc.	2,599	78,802
American Safety Insurance Holdings Ltd.*	1,200	17,340
Amerisafe, Inc.*	3,800	68,286
Amtrust Financial Services, Inc.	10,078	119,122
Argo Group International Holdings Ltd.*	4,920	143,369
Assured Guaranty Ltd.	8,300	180,608
Baldwin & Lyons, Inc., Class B(a)	1,300	31,993
Citizens, Inc., Class A(a)*	10,658	69,597
CNA Surety Corp.*	10,600	157,834
Conseco, Inc.(a)*	30,600	153,000
Crawford & Co., Class B(a)*	1,300	5,122
Crawford & Co., Class A*	800	2,672
Delphi Financial Group, Inc., Class S	9,225	206,363

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Donegal Group, Inc., Class A	4,648	$72,230
Eastern Insurance Holdings, Inc.(a)	1,700	14,654
eHealth, Inc.*	2,682	44,065
EMC Insurance Group, Inc.(a)	3,800	81,738
Employers Holdings, Inc.	6,433	98,682
Enstar Group Ltd.(a)*	1,634	119,315
FBL Financial Group, Inc., Class A	6,500	120,380
First Acceptance Corp.(a)*	15,539	30,301
First Mercury Financial Corp.	2,000	27,420
Flagstone Reinsurance Holdings Ltd.	13,600	148,784
FPIC Insurance Group, Inc.*	2,600	100,412
Greenlight Capital Re Ltd.(a)*	4,800	113,136
Hallmark Financial Services*	5,700	45,372
Harleysville Group, Inc.(a)	6,800	216,172
Hilltop Holdings, Inc.*	9,340	108,718
Horace Mann Educators Corp.	8,800	110,000
Independence Holding Co.(a)	3,200	18,560
Infinity Property & Casualty Corp.	4,300	174,752
Max Capital Group Ltd.	8,290	184,867
MBIA, Inc.(a)*	27,000	107,460
Meadowbrook Insurance Group, Inc.	13,262	98,139
Mercer Insurance Group, Inc.(a)	1,100	19,987
Montpelier Re Holdings Ltd.(a)	10,910	188,961
National Financial Partners Corp.*	6,700	54,203
National Interstate Corp.	4,200	71,232
Navigators Group, Inc.*	3,600	169,596
NYMAGIC, Inc.	1,100	18,249
OneBeacon Insurance Group Ltd.	3,300	45,474
PMA Capital Corp., Class A*	6,100	38,430
Presidential Life Corp.	5,600	51,240
Protective Life Corp.	13,653	225,957
RLI Corp.(a)	5,800	308,850
Safety Insurance Group, Inc.	3,900	141,297
SeaBright Insurance Holdings, Inc.*	4,800	55,152
Selective Insurance Group	13,800	227,010
StanCorp Financial Group, Inc.	2,600	104,052
State Auto Financial Corp.	9,900	183,150
Stewart Information Services Corp.(a)	2,900	32,712
The Phoenix Companies, Inc.(a)*	18,100	50,318
Tower Group, Inc.	5,092	119,204
Unico American Corp.	1,700	17,544
United America Indemnity Ltd.*	4,996	39,568
United Fire & Casualty Co.	6,100	111,203
Unitrin, Inc.	9,329	205,704
Universal Insurance Holdings, Inc.(a)	8,650	50,775
Zenith National Insurance Corp.(a)	9,650	287,184
		6,192,936
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	15,105
Blue Nile, Inc.(a)*	2,900	183,657
dELiA*s, Inc.*	5,186	9,698
Drugstore.Com, Inc.(a)*	23,024	71,144
Gaiam, Inc. Class A(a)*	2,400	18,456
Hollywood Media Corp.(a)*	15,000	21,000
HSN, Inc.*	9,000	181,710
NutriSystem, Inc.(a)	4,100	127,797
Orbitz Worldwide, Inc.*	13,100	96,154
Overstock.com, Inc.(a)*	4,600	62,376
PetMed Express, Inc.(a)	8,500	149,855
Shutterfly, Inc.*	3,529	62,851
Stamps.com, Inc.*	4,050	36,450
US Auto Parts Network, Inc.(a)*	4,500	23,400
Valuevision Media, Inc., Class A*	4,200	20,160
		1,079,813
Internet Software & Services — 1.7%
Art Technology Group, Inc.*	31,900	143,869
comScore, Inc.*	3,970	69,674
Constant Contact, Inc.(a)*	3,679	58,864
DealerTrack Holdings, Inc.*	8,700	163,473
Dice Holdings, Inc.(a)*	9,700	63,535
Digital River, Inc.*	8,400	226,716
DivX, Inc.(a)*	4,500	25,380
Earthlink, Inc.	24,400	202,764
EDGAR Online, Inc.(a)*	6,200	9,300
GSI Commerce, Inc.(a)*	9,600	243,744
Imergent, Inc.(a)	2,700	16,389
Infospace, Inc.*	7,200	61,704
Innodata Isogen, Inc.*	5,684	31,489
Internap Network Services Corp.(a)*	11,700	54,990
Internet Brands, Inc., Class A(a)*	5,946	46,557
Internet Capital Group, Inc.*	8,600	57,190
Ipass, Inc.(a)*	14,400	14,976
j2 Global Communications, Inc.(a)*	9,900	201,465
Keynote Systems, Inc.	3,280	35,785
Limelight Networks, Inc.(a)*	10,079	39,610
Liquidity Services, Inc.(a)*	6,300	63,441
Looksmart Ltd.*	3,800	3,876
LoopNet, Inc.(a)*	13,200	131,208
Marchex, Inc., Class B	6,400	32,512
ModusLink Global Solutions, Inc.*	10,390	97,770
Move, Inc.*	34,500	57,270
NIC, Inc.	15,000	137,100
Onvia, Inc.(a)*	1,000	7,910
Openwave Systems, Inc.*	18,733	42,711
Perficient, Inc.*	7,000	59,010
RealNetworks, Inc.*	30,400	112,784
Saba Software, Inc.(a)*	6,949	28,769
SAVVIS, Inc.*	8,100	113,805
Soundbite Communications, Inc.*	700	2,030
Spark Networks, Inc.(a)*	6,600	19,602
support.com, Inc.*	10,400	27,456
Switch & Data Facilities Co., Inc.*	4,800	97,008
TechTarget, Inc.(a)*	5,438	30,616
Terremark Worldwide, Inc.(a)*	20,600	140,904
The Knot, Inc.*	6,500	65,455
TheStreet.com, Inc.	7,200	17,280
Tower Automotive, Inc.(b),(c)	6,500	—
Track Data Corp.(a)*	300	894
Travelzoo, Inc.*	3,225	39,635
United Online, Inc.	35,156	252,772
Valueclick, Inc.*	12,400	125,488
Vocus, Inc.*	4,300	77,400
Web.com Group, Inc.*	6,313	41,224
Zix Corp.(a)*	13,620	23,290
		3,616,694
IT Services — 2.5%
Acorn Factor, Inc.*	1,500	11,070
Acxiom Corp.*	17,600	236,192
CACI International, Inc., Class A*	6,100	297,985
Cass Information Systems, Inc.(a)	1,000	30,400
Ciber, Inc.*	11,900	41,055
Computer Task Group, Inc.*	3,700	29,637
Convergys Corp.*	20,125	216,344
CSG Systems International, Inc.*	10,600	202,354
Cybersource Corp.*	15,631	314,339
Edgewater Technology, Inc.*	2,300	6,900
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
eLoyalty Corp.*	1,512	$10,388
Euronet Worldwide, Inc.*	11,300	248,035
ExlService Holdings, Inc.*	6,500	118,040
Forrester Research, Inc.*	5,200	134,940
Gartner, Inc., Class A*	3,700	66,748
Global Cash Access Holdings, Inc.*	21,692	162,473
Hackett Group, Inc.*	8,900	24,742
Heartland Payment Systems, Inc.	6,400	84,032
iGate Corp.	12,235	122,350
infoGROUP, Inc.*	12,800	102,656
Integral Systems, Inc.(a)*	4,000	34,640
Intelligroup, Inc.*	1,500	5,250
INX, Inc.*	400	2,300
Lionbridge Technologies*	13,100	30,130
Mantech International Corp., Class A*	2,400	115,872
Mastech Holdings, Inc.(a)*	849	3,990
MAXIMUS, Inc.	4,400	220,000
MoneyGram International, Inc.(a)*	12,400	35,712
NCI, Inc., Class A*	1,800	49,770
NeuStar, Inc., Class A*	4,436	102,206
Online Resources Corp.*	6,600	34,716
Rainmaker Systems, Inc.*	4,500	6,705
RightNow Technologies, Inc.*	8,163	141,791
Sapient Corp.*	28,600	236,522
SRA International, Inc., Class A*	9,500	181,450
StarTek, Inc.*	3,323	24,856
Syntel, Inc.(a)	9,300	353,679
TechTeam Global, Inc.*	1,700	12,937
TeleTech Holdings, Inc.*	13,200	264,396
Tier Technologies, Inc., Class B*	3,900	31,200
TNS, Inc.*	4,600	118,174
Unisys Corp.*	6,370	245,627
VeriFone Holdings, Inc.*	13,500	221,130
Virtusa Corp.*	7,876	71,357
WPCS International, Inc.*	1,000	2,830
Wright Express Corp.*	8,700	277,182
		5,285,102
Leisure Equipment & Products — 0.7%
Aldila, Inc.(a)*	1,930	6,716
Arctic Cat, Inc.(a)*	1,340	12,275
Brunswick Corp.(a)	15,000	190,650
Callaway Golf Co.(a)	14,500	109,330
Concord Camera Corp.(a)*	540	1,917
Cybex International, Inc.(a)*	4,100	4,797
Eastman Kodak Co.(a)*	45,600	192,432
Escalade, Inc.(a)*	1,950	4,680
GameTech International, Inc.*	2,100	2,940
Jakks Pacific, Inc.(a)*	6,200	75,144
Johnson Outdoors, Inc., Class A*	1,000	9,770
Leapfrog Enterprises, Inc.(a)*	8,100	31,671
Marine Products Corp.(a)	8,200	40,426
Nautilus, Inc.(a)*	6,900	14,007
Polaris Industries, Inc.	8,500	370,855
Pool Corp.(a)	7,800	148,824
RC2 Corp.*	3,900	57,525
Smith & Wesson Holding Corp.(a)*	8,700	35,583
Sport Supply Group, Inc.	4,900	61,691
Steinway Musical Instruments(a)*	1,800	28,638
Sturm Ruger & Co., Inc.(a)	6,513	63,176
		1,463,047
Life Sciences Tools & Services — 0.8%
Accelrys, Inc.*	6,100	34,953
Affymetrix, Inc.*	15,851	92,570
Albany Molecular Research, Inc.*	7,100	64,468
Arrowhead Research Corp.(a)*	5,800	3,074
BioClinica, Inc.*	3,200	13,600
Bruker Corp.*	21,368	257,698
Caliper Life Sciences, Inc.*	10,921	28,067
Cambrex Corp.*	7,100	39,618
CombiMatrix Corp.*	502	3,163
Dionex Corp.*	4,000	295,480
Enzo Biochem, Inc.(a)*	8,067	43,400
eResearchTechnology, Inc.*	11,450	68,814
Harvard Bioscience, Inc.*	7,581	27,064
Helicos BioSciences Corp.(a)*	8,800	9,064
Kendle International, Inc.(a)*	3,000	54,930
Luminex Corp.(a)*	8,700	129,891
Medtox Scientific, Inc.*	3,300	25,575
Parexel International Corp.*	12,400	174,840
Sequenom, Inc.(a)*	13,133	54,371
SeraCare Life Sciences, Inc.*	3,373	12,986
Strategic Diagnostics, Inc.*	7,150	9,867
Varian, Inc.(a)*	6,500	335,010
		1,778,503
Machinery — 3.2%
3D Systems Corp.*	5,100	57,630
Actuant Corp., Class A	11,400	211,242
Alamo Group, Inc.	2,000	34,300
Albany International Corp., Class A	6,000	134,760
Altra Holdings, Inc.*	4,400	54,340
American Railcar Industries, Inc.	3,200	35,264
Ampco-Pittsburgh Corp.	2,200	69,366
Astec Industries, Inc.(a)*	5,000	134,700
Badger Meter, Inc.(a)	3,000	119,460
Baldwin Technology Co., Class A*	2,900	3,770
Barnes Group, Inc.	12,100	204,490
Blount International, Inc.*	10,700	108,070
Briggs & Stratton Corp.	11,900	222,649
Cascade Corp.	2,400	65,976
Chart Industries, Inc.*	6,200	102,610
CIRCOR International, Inc.	3,400	85,612
CLARCOR, Inc.	29	941
Colfax Corp.*	6,900	83,076
Columbus McKinnon Corp.*	3,900	53,274
Commercial Vehicle Group, Inc.(a)*	3,800	22,762
Crane Co.	6,400	195,968
Dynamic Materials Corp.	2,800	56,140
EnPro Industries, Inc.(a)*	4,600	121,486
ESCO Technologies, Inc.(a)	5,700	204,345
Federal Signal Corp.	10,659	64,167
Flanders Corp.*	5,805	25,890
Flow International Corp.*	9,100	28,028
FreightCar America, Inc.(a)	2,400	47,592
Gardner Denver, Inc.	6,700	285,085
Graco, Inc.(a)	8,291	236,874
Graham Corp.	1,000	20,700
Greenbrier Cos, Inc.(a)	3,700	38,406
Hardinge, Inc.(a)	2,400	13,200
Hurco Cos, Inc.*	1,000	14,800
John Bean Technologies Corp.	4,100	69,741
Kadant, Inc.*	3,400	54,264
Kaydon Corp.	6,200	221,712
Kennametal, Inc.	7,010	181,699
Key Technology, Inc.*	1,100	12,826
LB Foster Co. Class A*	1,200	35,772
Lindsay Corp.(a)	2,500	99,625
Lydall, Inc.*	2,900	15,109

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Manitex International, Inc.(a)*	1,300	$2,496
Manitowoc Co., Inc.	17,000	169,490
Met-Pro Corp.(a)	4,417	46,909
Mfri, Inc.*	1,900	12,920
Middleby Corp.(a)*	4,140	202,943
Miller Industries, Inc.*	2,200	24,970
Mueller Industries, Inc.	8,400	208,656
Mueller Water Products, Inc., Class A	24,600	127,920
NACCO Industries, Inc., Class A	1,000	49,800
NN, Inc.*	3,000	11,880
Nordson Corp.(a)	7,700	471,086
Omega Flex, Inc.(a)	1,500	21,000
PMFG, Inc.(a)*	1,700	27,557
Portec Rail Products, Inc.(a)	2,000	21,420
RBC Bearings, Inc.*	4,700	114,351
Robbins & Myers, Inc.	7,837	184,326
Sauer-Danfoss, Inc.(a)*	10,900	130,909
Sun Hydraulics Corp.(a)	3,800	99,750
Supreme Industries, Inc., Class A*	1,197	2,370
Tecumseh Products Co., Class A(a)*	2,100	24,549
Tennant Co.	4,100	107,379
The Gorman-Rupp Co.	3,125	86,375
Titan International, Inc.(a)	7,375	59,811
Toro Co.(a)	6,900	288,489
Trimas Corp.*	10,000	67,700
Trinity Industries, Inc.(a)	9,500	165,680
Twin Disc, Inc.	2,200	22,968
Wabash National Corp.*	8,200	15,498
Watts Water Technologies, Inc., Class A(a)	7,500	231,900
Xerium Technologies, Inc.*	9,414	7,155
		6,855,978
Marine — 0.2%
Alexander & Baldwin, Inc.	6,153	210,617
American Commercial Lines, Inc.(a)*	2,850	52,241
Eagle Bulk Shipping, Inc.(a)*	10,600	52,470
Genco Shipping & Trading Ltd.(a)*	5,100	114,138
Horizon Lines, Inc., Class A	6,800	37,876
		467,342
Media — 1.7%
4Kids Entertainment, Inc.(a)*	2,900	4,611
AH Belo Corp., Class A*	4,580	26,381
Alloy, Inc.*	3,420	26,608
ante4, Inc.(a)*	2,059	2,141
Arbitron, Inc.(a)	5,900	138,178
Ascent Media Corp., Class A*	900	22,977
Atrinsic, Inc.*	2,163	1,428
Ballantyne of Omaha, Inc.*	3,464	12,921
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	5,882
Belo Corp., Class A	19,900	108,256
Carmike Cinemas, Inc.(a)*	2,800	21,168
Cinemark Holdings, Inc.	16,400	235,668
CKX, Inc.*	14,924	78,649
Crown Media Holdings, Inc., Class A(a)*	17,800	25,810
CTM Media Holdings, Inc. Class B(a)*	398	756
Cumulus Media, Inc., Class A(a)*	6,400	14,592
Dolan Media Co.(a)*	3,600	36,756
EDCI Holdings, Inc.*	1,485	8,717
Entercom Communications Corp., Class A*	5,260	37,188
Entravision Communications Corp.*	9,100	30,940
EW Scripps Co., Class A(a)*	6,300	43,848
Fisher Communications, Inc.*	1,100	17,875
Global Traffic Network, Inc.*	1,600	6,640
Gray Television, Inc.*	4,500	6,795
Harris Interactive, Inc.(a)*	14,810	17,624
Harte-Hanks, Inc.(a)	19,600	211,288
Here Media, Inc.(a),(c)	499	—
Here Media, Inc. Spl Shrs(a),(c)	499	—
Journal Communications, Inc., Class A	10,000	38,900
Knology, Inc.*	9,095	99,590
Lee Enterprises, Inc.*	8,463	29,367
Liberty Media Corp. - Capital, Series A*	19,200	458,496
Lin TV Corp., Class A*	6,700	29,882
Live Nation, Inc.(a)*	15,700	133,607
LodgeNet Interactive Corp.(a)*	6,600	36,498
Martha Stewart Living Omnimedia, Class A(a)*	5,600	27,664
Media General, Inc., Class A(a)*	5,000	39,200
Mediacom Communications Corp., Class A*	13,700	61,239
Meredith Corp.	5,000	154,250
National CineMedia, Inc.	5,863	97,150
Navarre Corp.(a)*	5,272	11,177
New Frontier Media, Inc.(a)*	7,900	14,931
Nexstar Broadcasting Group, Inc. Class A(a)*	2,098	8,497
Outdoor Channel Holdings, Inc.(a)*	9,100	52,780
Playboy Enterprises, Inc., Class B(a)*	5,900	18,880
Primedia, Inc.	12,100	43,681
Radio One, Inc.*	2,400	6,960
RCN Corp.*	8,400	91,140
Rentrak Corp.*	1,900	33,573
RHI Entertainment, Inc.(a)*	1,900	583
Saga Communications, Inc.*	837	10,504
Salem Communications Corp., Class A*	3,500	20,965
Scholastic Corp.	8,100	241,623
Sinclair Broadcast Group, Inc., Class A(a)*	10,500	42,315
The McClatchy Co., Class A(a)	6,800	24,072
The New York Times Co., Class A*	20,000	247,200
Valassis Communications, Inc.*	10,800	197,208
Warner Music Group Corp.*	27,900	157,914
World Wrestling Entertainment, Inc., Class A(a)	3,500	53,655
Xanadoo Co.(a)*	10	7,000
		3,634,198
Metals & Mining — 1.2%
A.M. Castle & Co.	5,100	69,819
AMCOL International Corp.(a)	6,800	193,256
Brush Engineered Materials, Inc.*	4,600	85,284
Carpenter Technology Corp.	6,600	177,870
Century Aluminum Co.*	12,600	203,994
Coeur d'Alene Mines Corp.*	12,460	225,028
Friedman Industries	700	4,081
General Moly, Inc.(a)*	13,500	28,080
Haynes International, Inc.(a)	2,200	72,534
Hecla Mining Co.*	40,500	250,290
Horsehead Holding Corp.*	6,974	88,918
Kaiser Aluminum Corp.	4,533	188,663
Mines Management, Inc.(a)*	8,088	22,808
Olympic Steel, Inc.(a)	2,400	78,192
RTI International Metals, Inc.(a)*	5,200	130,884
Schnitzer Steel Industries, Inc., Class A	2,840	135,468
Solitario Exploration & Royalty Corp.*	1,000	2,320
Stillwater Mining Co.*	21,000	199,080
Titanium Metals Corp.*	3,878	48,553
Universal Stainless & Alloy*	1,400	26,404
US Gold Corp.*	13,800	34,224

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Worthington Industries, Inc.	17,700	$231,339
		2,497,089
Multi-Utilities — 0.4%
Avista Corp.	12,400	267,716
Black Hills Corp.	7,800	207,714
CH Energy Group, Inc.	3,800	161,576
NorthWestern Corp.	8,500	221,170
		858,176
Multiline Retail — 0.3%
99 Cents Only Stores*	9,500	124,165
Dillard's, Inc., Class A	14,700	271,215
Duckwall-ALCO Stores, Inc.*	200	3,076
Fred's, Inc.	8,987	91,667
Retail Ventures, Inc.*	9,900	88,011
Saks, Inc.(a)*	19,000	124,640
The Bon-Ton Stores, Inc.	2,700	26,487
Tuesday Morning Corp.(a)*	6,403	16,520
		745,781
Office Electronics — 0.1%
Zebra Technologies Corp., Class A(a)*	8,240	233,686
Oil, Gas & Consumable Fuels — 3.3%
Abraxas Petroleum Corp.(a)*	19,200	36,864
Adams Resources & Energy, Inc.	900	19,845
Alon USA Energy, Inc.(a)	10,500	71,820
Alpha Natural Resources, Inc.*	5,311	230,391
American Oil & Gas, Inc.(a)*	12,900	54,180
Approach Resources, Inc.*	2,600	20,072
Arena Resources, Inc.*	8,200	353,584
Atlas Energy, Inc.	8,808	265,737
ATP Oil & Gas Corp.(a)*	9,600	175,488
Berry Petroleum Co., Class A(a)	9,600	279,840
Bill Barrett Corp.*	8,600	267,546
BPZ Resources, Inc.(a)*	19,300	183,350
Brigham Exploration Co.(a)*	16,800	227,640
Callon Petroleum Co.(a)*	3,700	5,550
Cano Petroleum, Inc.(a)*	9,900	9,702
Carrizo Oil & Gas, Inc.(a)*	6,200	164,238
Cheniere Energy, Inc.(a)*	11,400	27,588
Clayton Williams Energy, Inc.*	2,100	73,584
Clean Energy Fuels Corp.(a)*	9,900	152,559
Contango Oil & Gas Co.*	3,500	164,535
CREDO Petroleum Corp.(a)*	1,000	9,300
Crosstex Energy, Inc.	7,260	43,923
CVR Energy, Inc.*	13,800	94,668
Delek US Holdings, Inc.(a)	12,078	82,251
Delta Petroleum Corp.(a)*	33,219	34,548
Double Eagle Petroleum Co.(a)*	1,550	6,696
Encore Acquisition Co.*	710	34,094
Evolution Petroleum Corp.*	6,400	27,584
FieldPoint Petroleum Corp.(a)*	1,200	2,760
Frontier Oil Corp.	7,000	84,280
FX Energy, Inc.*	8,650	24,652
General Maritime Corp.	5,896	41,213
GeoMet, Inc.(a)*	4,682	6,836
GeoPetro Resources Co.(a)*	5,700	4,161
Georesources, Inc.*	2,300	31,418
GMX Resources, Inc.(a)*	3,700	50,838
Goodrich Petroleum Corp.(a)*	5,932	144,444
Green Plains Renewable Energy, Inc.*	4,026	59,867
Gulfport Energy Corp.*	9,638	110,355
Harvest Natural Resources, Inc.*	7,400	39,146
HKN, Inc.*	2,400	8,808
Holly Corp.(a)	8,000	205,040
Houston American Energy Corp.(a)	8,700	53,592
Hyperdynamics Corp.(a)*	5,500	4,785
International Coal Group, Inc.*	25,100	96,886
James River Coal Co.*	4,400	81,532
Kodiak Oil & Gas Corp.*	19,000	42,180
Mariner Energy, Inc.*	16,265	188,837
McMoRan Exploration Co.(a)*	12,200	97,844
Meridian Resource Corp.*	21,400	5,564
National Coal Corp.(a)*	9,600	7,968
Northern Oil And Gas, Inc.*	5,400	63,936
Overseas Shipholding Group, Inc.(a)	3,700	162,615
Panhandle Oil and Gas, Inc.(a)	600	15,540
Patriot Coal Corp.(a)*	11,700	180,882
Penn Virginia Corp.	6,200	131,998
Petroleum Development Corp.*	2,800	50,988
Petroquest Energy, Inc.(a)*	11,000	67,430
Rentech, Inc.(a)*	13,700	16,851
Rex Energy Corp.*	4,587	55,044
Rosetta Resources, Inc.*	11,700	233,181
St. Mary Land & Exploration Co.	6,900	236,256
Stone Energy Corp.*	8,876	160,212
Swift Energy Co.*	6,900	165,324
Syntroleum Corp.(a)*	15,000	39,900
Toreador Resources Corp.(a)	4,300	42,570
Tri-Valley Corp.(a)*	5,600	10,920
Uranium Energy Corp.(a)*	9,000	34,020
Uranium Resources, Inc.(a)*	11,500	8,855
USEC, Inc.(a)*	21,000	80,850
Vaalco Energy, Inc.	13,164	59,896
Venoco, Inc.*	7,900	103,016
W&T Offshore, Inc.	9,201	107,652
Warren Resources, Inc.(a)*	14,000	34,300
Western Refining, Inc.(a)*	7,500	35,325
Westmoreland Coal Co.(a)*	2,000	17,820
World Fuel Services Corp.(a)	13,200	353,628
		6,979,192
Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.*	8,700	84,912
Clearwater Paper Corp.*	1,500	82,455
Deltic Timber Corp.(a)	2,800	129,304
Domtar Corp.(a)*	3,900	216,099
Glatfelter	8,400	102,060
KapStone Paper and Packaging Corp.*	5,100	50,235
Louisiana-Pacific Corp.(a)*	25,600	178,688
Mercer International, Inc.(a)*	3,900	12,012
Neenah Paper, Inc.	3,300	46,035
Schweitzer-Mauduit International, Inc.	3,100	218,085
Wausau Paper Corp.	11,200	129,920
		1,249,805
Personal Products — 0.9%
Bare Escentuals, Inc.*	14,700	179,781
CCA Industries, Inc.	556	3,086
Chattem, Inc.*	4,400	410,520
Elizabeth Arden, Inc.*	10,900	157,396
Inter Parfums, Inc.(a)	6,250	76,062
Mannatech, Inc.	7,700	24,024
Medifast, Inc.(a)*	3,300	100,914
Natural Alternatives International, Inc.*	1,000	7,700
Natures Sunshine Products, Inc.(a)	2,700	23,058
NBTY, Inc.*	4,400	191,576
Nu Skin Enterprises, Inc., Class A	9,400	252,578
Nutraceutical International Corp.*	2,300	28,451

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Parlux Fragrances, Inc.(a)*	5,787	$11,921
Physicians Formula Holdings, Inc.*	1,300	3,523
Prestige Brands Holdings, Inc.*	11,200	88,032
Reliv International, Inc.(a)	3,500	11,480
Revlon, Inc., Class A*	9,354	159,112
Schiff Nutrition International, Inc.	2,041	15,961
USANA Health Sciences, Inc.(a)*	3,400	108,460
		1,853,635
Pharmaceuticals — 1.6%
Adolor Corp.*	10,556	15,412
Akorn, Inc.(a)*	20,100	35,979
Alexza Pharmaceuticals, Inc.(a)*	7,051	16,922
Ardea Biosciences, Inc.(a)*	2,933	41,062
ARYx Therapeutics, Inc.(a)*	3,000	9,630
Auxilium Pharmaceuticals, Inc.*	9,500	284,810
AVANIR Pharmaceuticals, Inc. Class A(a)*	5,800	11,020
Biodel, Inc.*	5,200	22,568
BioForm Medical, Inc.*	7,000	23,800
BioMimetic Therapeutics, Inc.(a)*	4,848	57,837
BMP Sunstone Corp.*	4,773	27,158
Cadence Pharmaceuticals, Inc.(a)*	10,200	98,634
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	46,508
Columbia Laboratories, Inc.(a)*	10,900	11,772
Corcept Therapeutics, Inc.(a)*	4,500	12,510
CPEX Pharmaceuticals, Inc.(a)*	490	5,532
Cypress Bioscience, Inc.*	8,500	48,960
Depomed, Inc.(a)*	11,500	38,525
Discovery Laboratories, Inc.(a)*	20,272	12,741
Durect Corp.(a)*	16,600	41,002
Emisphere Technologies, Inc.(a)*	6,080	6,445
Hi-Tech Pharmacal Co., Inc.*	2,678	75,118
Hollis-Eden Pharmaceuticals*	4,600	2,438
iBioPharma, Inc.(a)*	2,200	1,980
Impax Laboratories, Inc.(a)*	10,500	142,800
Inspire Pharmaceuticals, Inc.*	12,850	70,932
ISTA Pharmaceuticals, Inc.*	10,679	48,696
Javelin Pharmaceuticals, Inc.*	11,000	14,300
Jazz Pharmaceuticals, Inc.(a)*	5,000	39,400
KV Pharmaceutical Co., Class B(a)*	700	2,765
KV Pharmaceutical Co., Class A(a)*	7,700	28,259
Lannett Co., Inc.(a)*	4,650	27,482
MAP Pharmaceuticals, Inc.(a)*	3,400	32,402
Matrixx Initiatives, Inc.(a)*	2,400	10,128
Medicis Pharmaceutical Corp., Class A	12,800	346,240
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	6,871
Nektar Therapeutics(a)*	23,478	218,815
Novabay Pharmaceuticals, Inc.*	700	1,470
Obagi Medical Products, Inc.*	3,100	37,200
Optimer Pharmaceuticals, Inc.(a)*	3,522	39,728
Pain Therapeutics, Inc.(a)*	19,800	106,128
Par Pharmaceutical Cos., Inc.*	7,800	211,068
Penwest Pharmaceuticals Co.(a)*	5,800	15,022
Pozen, Inc.(a)*	6,700	40,133
Questcor Pharmaceuticals, Inc.(a)*	14,600	69,350
Repros Therapeutics, Inc.*	2,800	2,230
Salix Pharmaceuticals Ltd.*	11,000	279,400
Santarus, Inc.*	16,900	78,078
Somaxon Pharmaceuticals, Inc.(a)*	2,900	3,132
Sucampo Pharmaceuticals, Inc., Class A(a)*	1,270	5,131
SuperGen, Inc.*	17,300	45,326
The Medicines Co.*	10,600	88,404
The Quigley Corp.(a)*	3,100	6,200
Viropharma, Inc.*	25,800	216,462
Vivus, Inc.(a)*	15,600	143,364
XenoPort, Inc.(a)*	5,200	96,512
		3,421,791
Professional Services — 1.4%
Acacia Research - Acacia Technologies(a)*	29,010	264,281
Administaff, Inc.	5,700	134,463
Barrett Business Services, Inc.	2,100	25,809
CBIZ, Inc.(a)*	15,700	120,890
CDI Corp.	3,800	49,210
Competitive Technologies, Inc.(a)*	1,800	3,402
COMSYS IT Partners, Inc.*	4,800	42,672
CoStar Group, Inc.(a)*	2,764	115,452
CRA International, Inc.*	2,200	58,630
Diamond Management & Technology Consultants, Inc.	7,300	53,801
Exponent, Inc.*	1,900	52,896
Franklin Covey Co.(a)*	4,000	25,200
GP Strategies Corp.*	3,599	27,101
Heidrick & Struggles International, Inc.(a)	3,700	115,588
Hill International, Inc.*	9,200	57,408
Hudson Highland Group, Inc.*	5,400	25,596
Huron Consulting Group, Inc.(a)*	4,080	94,003
ICF International, Inc.*	1,900	50,920
Kelly Services, Inc., Class A*	6,800	81,124
Kforce, Inc.*	10,079	125,988
Korn/Ferry International*	10,100	166,650
LECG Corp.*	5,600	16,744
MPS Group, Inc.*	20,800	285,792
National Technical Systems, Inc.	1,400	7,910
Navigant Consulting, Inc.*	13,900	206,554
Odyssey Marine Exploration, Inc.(a)*	10,650	15,017
On Assignment, Inc.*	12,485	89,268
RCM Technologies, Inc.(a)*	2,600	6,487
Resources Connection, Inc.*	6,415	136,126
School Specialty, Inc.*	4,200	98,238
SmartPros Ltd.(a)*	1,000	3,480
Spherion Corp.*	11,700	65,754
TeamStaff, Inc.*	488	390
The Advisory Board Co.*	3,600	110,376
The Corporate Executive Board Co.	5,100	116,382
Thomas Group, Inc.*	1,300	793
TrueBlue, Inc.*	10,062	149,018
Volt Information Sciences, Inc.*	4,949	49,490
VSE Corp.	850	38,318
		3,087,221
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	6,133	128,732
Avatar Holdings, Inc.*	1,100	18,711
Consolidated-Tomoka Land Co.(a)	1,100	38,434
Forest City Enterprises, Inc.(a)*	13,100	154,318
Forestar Group, Inc.*	200	4,396
Grubb & Ellis Co.(a)*	6,200	7,936
Market Leader, Inc.*	4,700	9,870
Maui Land & Pineapple Co., Inc.(a)*	1,800	9,990
Tejon Ranch Co.*	3,300	96,426
Thomas Properties Group, Inc.(a)	5,500	16,280
ZipRealty, Inc.(a)*	4,510	16,957
		502,050
Road & Rail — 1.4%
Amerco, Inc.(a)*	4,600	228,712
Arkansas Best Corp.(a)	5,700	167,751
Avis Budget Group, Inc.(a)*	17,300	226,976

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Celadon Group, Inc.*	5,010	$54,359
Con-way, Inc.	8,360	291,848
Covenant Transportation Group, Inc., Class A*	1,500	6,315
Dollar Thrifty Automotive Group, Inc.*	4,400	112,684
Frozen Food Express Industries	5,100	16,830
Genesee & Wyoming, Inc., Class A*	7,225	235,824
Heartland Express, Inc.(a)	23,624	360,738
Knight Transportation, Inc.(a)	20,700	399,303
Marten Transport Ltd.*	4,300	77,185
Old Dominion Freight Line, Inc.*	8,352	256,406
P.A.M. Transportation Services, Inc.(a)*	3,196	33,015
Quality Distribution, Inc.(a)*	4,600	18,170
Saia, Inc.*	2,100	31,122
Trailer Bridge, Inc.*	1,400	6,650
Universal Truckload Services, Inc.(a)	3,300	59,730
USA Truck, Inc.*	1,900	23,788
Werner Enterprises, Inc.	17,675	349,788
YRC Worldwide, Inc.(a)*	8,900	7,474
		2,964,668
Semiconductors & Semiconductor Equipment — 4.7%
Actel Corp.*	5,500	65,340
Advanced Analogic Technologies, Inc.*	9,300	36,642
Advanced Energy Industries, Inc.*	9,400	141,752
Aehr Test Systems(a)*	1,200	1,584
Aetrium, Inc.*	2,200	5,698
Amkor Technology, Inc.(a)*	31,100	222,676
Amtech Systems, Inc.*	2,200	24,244
Anadigics, Inc.(a)*	14,200	59,924
Applied Micro Circuits Corp.*	14,675	109,622
Atheros Communications, Inc.(a)*	8,908	305,010
ATMI, Inc.*	7,200	134,064
AuthenTec, Inc.*	3,700	8,177
AXT, Inc.*	12,200	39,650
Brooks Automation, Inc.*	14,274	122,471
Cabot Microelectronics Corp.*	5,200	171,392
California Micro Devices Corp.*	5,100	24,021
Cascade Microtech, Inc.(a)*	3,500	15,750
Cavium Networks, Inc.*	6,200	147,746
Ceva, Inc.*	4,175	53,690
Cirrus Logic, Inc.*	14,700	100,254
Cohu, Inc.	5,200	72,540
Conexant Systems, Inc.*	9,843	22,836
Cymer, Inc.*	6,700	257,146
Cypress Semiconductor Corp.(a)*	26,300	277,728
Diodes, Inc.*	9,250	189,162
DSP Group, Inc.*	6,800	38,284
Entegris, Inc.*	32,288	170,481
Entropic Communications, Inc.*	11,300	34,691
Exar Corp.*	11,669	82,967
Fairchild Semiconductor International, Inc.*	23,600	235,764
FEI Co.*	8,400	196,224
Formfactor, Inc.(a)*	10,700	232,832
GSI Technology, Inc.(a)*	6,498	29,111
Hittite Microwave Corp.*	6,700	273,025
Ikanos Communications, Inc.*	6,500	12,155
Integrated Device Technology, Inc.*	30,300	196,041
Integrated Silicon Solution, Inc.*	5,884	33,245
International Rectifier Corp.*	10,700	236,684
Intersil Corp., Class A	10,100	154,934
IXYS Corp.*	7,000	51,940
Kopin Corp.*	16,230	67,841
Kulicke & Soffa Industries, Inc.(a)*	12,100	65,219
Lattice Semiconductor Corp.*	25,959	70,089
LTX-Credence Corp.*	1	2
Mattson Technology, Inc.*	14,200	50,836
MEMSIC, Inc.(a)*	1,209	3,966
Micrel, Inc.	15,500	127,100
Microsemi Corp.*	18,291	324,665
Microtune, Inc.*	12,694	28,688
Mindspeed Technologies, Inc.(a)*	6,180	28,984
MIPS Technologies, Inc., Class A*	16,600	72,542
MKS Instruments, Inc.*	11,075	192,816
Monolithic Power Systems, Inc.*	7,600	182,172
MoSys, Inc.(a)*	6,400	25,088
Nanometrics, Inc.*	4,500	50,985
Netlogic Microsystems, Inc.*	2,200	101,772
Novellus Systems, Inc.*	3,278	76,509
Omnivision Technologies, Inc.(a)*	11,500	167,095
PDF Solutions, Inc.*	8,100	31,185
Pericom Semiconductor Corp.*	5,500	63,415
Photronics, Inc.*	8,000	35,600
Pixelworks, Inc.*	1,533	4,660
PLX Technology, Inc.*	6,900	22,287
PMC - Sierra, Inc.*	29,360	254,258
Power Integrations, Inc.	6,500	236,340
QuickLogic Corp.(a)*	10,100	21,311
Rambus, Inc.(a)*	11,000	268,400
Ramtron International Corp.*	10,700	18,939
RF Micro Devices, Inc.*	34,719	165,610
Rubicon Technology, Inc.(a)*	3,000	60,930
Rudolph Technologies, Inc.*	6,058	40,710
Semtech Corp.*	13,910	236,609
Sigma Designs, Inc.*	5,900	63,130
Silicon Image, Inc.*	16,700	43,086
Silicon Laboratories, Inc.*	7,350	355,299
Silicon Storage Technology, Inc.*	23,800	60,928
Skyworks Solutions, Inc.*	14,200	201,498
Standard Microsystems Corp.*	5,000	103,900
Supertex, Inc.(a)*	2,900	86,420
Techwell, Inc.*	4,800	63,360
Teradyne, Inc.(a)*	18,900	202,797
Tessera Technologies, Inc.*	11,500	267,605
Trident Microsystems, Inc.(a)*	14,033	26,101
TriQuint Semiconductor, Inc.*	32,800	196,800
Ultra Clean Holdings*	5,100	35,649
Ultratech, Inc.*	5,300	78,758
Veeco Instruments, Inc.*	6,900	227,976
Virage Logic Corp.(a)*	4,635	25,492
Volterra Semiconductor Corp.*	5,300	101,336
Zilog, Inc.(a)*	3,100	10,974
Zoran Corp.*	14,761	163,109
		9,998,338
Software — 4.7%
ACI Worldwide, Inc.*	7,900	135,485
Actuate Corp.*	14,300	61,204
Adept Technology, Inc.*	1,000	3,380
Advent Software, Inc.(a)*	6,100	248,453
American Software, Inc., Class A	5,100	30,600
ArcSight, Inc.(a)*	4,900	125,342
Ariba, Inc.*	18,950	237,254
Aspen Technology, Inc.(a)*	22,500	220,500
Blackbaud, Inc.	12,954	306,103
Blackboard, Inc.(a)*	7,101	322,314
Bottomline Technologies, Inc.*	5,700	100,149
Bsquare Corp.(a)*	2,300	5,704
Cadence Design Systems, Inc.*	18,600	111,414

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Callidus Software, Inc.(a)*	6,600	$19,932
Chordiant Software, Inc.*	11,317	31,122
Cinedigm Digital Cinema Corp.*	5,800	7,192
Clarus Corp.*	1,900	8,075
Commvault Systems, Inc.*	7,200	170,568
Concur Technologies, Inc.(a)*	8,175	349,481
Deltek, Inc.(a)*	9,608	74,750
DemandTec, Inc.(a)*	3,300	28,941
Digimarc Corp.(a)*	1,256	18,828
Double-Take Software, Inc.*	2,800	27,972
Dynamics Research Corp.*	2,200	23,342
Ebix, Inc.(a)*	1,439	70,266
Epicor Software Corp.(a)*	21,300	162,306
EPIQ Systems, Inc.(a)*	8,450	118,216
ePlus, Inc.(a)*	1,200	19,812
Fair Isaac Corp.(a)	10,900	232,279
FalconStor Software, Inc.*	11,650	47,299
Geeknet, Inc.*	13,500	16,065
Glu Mobile, Inc.(a)*	3,800	4,332
GSE Systems, Inc.*	2,896	15,870
Guidance Software, Inc.*	4,733	24,848
i2 Technologies, Inc.(a)*	4,900	93,688
Informatica Corp.*	19,700	509,442
Interactive Intelligence, Inc.*	3,800	70,072
JDA Software Group, Inc.*	7,000	178,290
Kenexa Corp.*	5,100	66,555
Lawson Software, Inc.*	39,500	262,675
Magma Design Automation, Inc.(a)*	11,500	26,565
Manhattan Associates, Inc.*	5,462	131,252
Mentor Graphics Corp.*	20,800	183,664
MicroStrategy, Inc., Class A*	2,101	197,536
Monotype Imaging Holdings, Inc.*	4,800	43,344
Netscout Systems, Inc.*	8,185	119,828
NetSuite, Inc.(a)*	8,130	129,917
Novell, Inc.*	51,987	215,746
Opnet Technologies, Inc.	8,654	105,492
Parametric Technology Corp.*	22,494	367,552
Pegasystems, Inc.(a)	8,200	278,800
Pervasive Software, Inc.(a)*	5,000	24,100
Phoenix Technologies Ltd.*	6,950	19,113
PLATO Learning, Inc.*	5,000	21,800
Progress Software Corp.*	9,300	271,653
PROS Holdings, Inc.*	3,840	39,744
QAD, Inc.	12,200	74,542
Quest Software, Inc.*	24,400	448,960
Radiant Systems, Inc.*	7,100	73,840
Renaissance Learning, Inc.	6,522	74,090
S1 Corp.*	16,600	108,232
Salary.com, Inc.*	3,300	7,755
Scientific Learning Corp.*	6,000	30,300
Simulations Plus, Inc.*	800	1,096
Smith Micro Software, Inc.*	6,500	59,410
Soapstone Networks, Inc.(a)	2,900	2,030
Sonic Solutions, Inc.(a)*	6,790	80,326
SonicWALL, Inc.*	12,100	92,081
Sourcefire, Inc.*	4,000	107,000
SRS Labs, Inc.(a)*	3,700	27,121
SuccessFactors, Inc.*	8,600	142,588
Symyx Technologies*	9,200	50,600
Synchronoss Technologies, Inc.*	7,100	112,251
Take-Two Interactive Software, Inc.(a)*	16,800	168,840
Taleo Corp., Class A*	5,770	135,710
TeleCommunication Systems, Inc., Class A(a)*	9,200	89,056
THQ, Inc.(a)*	11,550	58,212
TIBCO Software, Inc.*	41,462	399,279
TiVo, Inc.(a)*	25,827	262,919
Tyler Technologies, Inc.(a)*	8,205	163,362
Ulticom, Inc.	2,060	19,786
Ultimate Software Group, Inc.*	5,500	161,535
Unica Corp.(a)*	3,950	30,613
Verint Systems, Inc.*	6,100	117,425
VirnetX Holding Corp.(a)*	6,400	18,880
Websense, Inc.*	10,800	188,568
		10,042,633
Specialty Retail — 3.7%
A.C. Moore Arts & Crafts, Inc.*	5,100	14,994
Aaron Rents, Inc.(a)	10,600	293,938
America's Car-Mart, Inc.(a)*	2,516	66,246
AnnTaylor Stores Corp.*	10,600	144,584
Asbury Automotive Group, Inc.*	7,200	83,016
Bakers Footwear Group, Inc.*	400	296
Barnes & Noble, Inc.(a)	12,300	234,561
Bebe Stores, Inc.	20,000	125,400
Big 5 Sporting Goods Corp.	2,900	49,822
Blockbuster, Inc., Class A(a)*	32,000	21,440
Books-A-Million, Inc.(a)	3,700	24,864
Borders Group, Inc.(a)*	9,000	10,620
Boyds Collection Ltd.(a),(b),(c)	10,600	—
Brown Shoe Co., Inc.	9,550	94,259
Build-A-Bear Workshop, Inc.(a)*	3,900	19,071
Cabela's, Inc.(a)*	15,000	213,900
Cache, Inc.*	3,000	13,710
Casual Male Retail Group, Inc.(a)*	7,000	16,310
Charming Shoppes, Inc.(a)*	23,000	148,810
Childrens Place Retail Stores, Inc.(a)*	6,000	198,060
Christopher & Banks Corp.	7,937	60,480
Citi Trends, Inc.(a)*	3,000	82,860
Coldwater Creek, Inc.(a)*	20,488	91,376
Collective Brands, Inc.*	13,100	298,287
Conn's, Inc.(a)*	5,100	29,784
Cost Plus, Inc.*	4,685	4,779
Destination Maternity Corp.(a)*	1,400	26,600
Dress Barn, Inc.(a)*	16,232	374,959
DSW, Inc., Class A(a)*	2,298	59,472
Footstar, Inc.	1,300	546
Friedmans, Inc., Class A(b),(c)	1,600	—
Gander Mountain Co.*	4,643	23,679
Genesco, Inc.*	4,900	134,554
Golfsmith International Holdings, Inc.(a)*	1,600	3,600
Group 1 Automotive, Inc.(a)*	4,900	138,915
Gymboree Corp.(a)*	6,500	282,685
Haverty Furniture Cos., Inc.(a)	3,600	49,428
hhgregg, Inc.(a)*	5,534	121,914
Hibbett Sports, Inc.(a)*	6,450	141,835
Hot Topic, Inc.(a)*	5,675	36,093
Jo-Ann Stores, Inc.(a)*	5,100	184,824
Jos. A. Bank Clothiers, Inc.(a)*	3,475	146,610
Kirkland's, Inc.*	4,300	74,691
Lithia Motors, Inc., Class A*	3,531	29,025
Lumber Liquidators Holdings, Inc.*	3,000	80,400
MarineMax, Inc.(a)*	4,100	37,679
Men's Wearhouse, Inc.(a)	6,800	143,208
Midas, Inc.*	3,000	25,350
Monro Muffler, Inc.	4,500	150,480
New York & Co., Inc.*	11,900	51,051
Office Depot, Inc.*	31,000	199,950

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
OfficeMax, Inc.*	12,200	$154,818
Pacific Sunwear Of California(a)*	14,775	58,805
Penske Auto Group, Inc.(a)*	18,700	283,866
PEP Boys-Manny Moe & Jack	11,700	98,982
Pier 1 Imports, Inc.*	34,700	176,623
Rent-A-Center, Inc.*	7,973	141,282
Rex Stores Corp.*	1,575	22,145
Sally Beauty Holdings, Inc.(a)*	29,200	223,380
Select Comfort Corp.*	6,800	44,336
Shoe Carnival, Inc.*	1,240	25,383
Sonic Automotive, Inc., Class A(a)*	6,280	65,249
Stage Stores, Inc.	8,600	106,296
Stein Mart, Inc.(a)*	8,030	85,600
Systemax, Inc.(a)	7,400	116,254
Talbots, Inc.(a)*	8,300	73,953
Tandy Leather Factory, Inc.*	2,200	8,602
The Buckle, Inc.(a)	9,375	274,500
The Cato Corp., Class A	7,100	142,426
The Finish Line, Class A	8,082	101,429
Tractor Supply Co.(a)*	7,050	373,368
Trans World Entertainment*	5,400	8,154
Ulta Salon Cosmetics & Fragrance, Inc.*	9,290	168,706
West Marine, Inc.*	2,705	21,802
Wet Seal, Inc.*	20,875	72,019
Williams-Sonoma, Inc.	2,363	49,103
Zale Corp.(a)*	7,200	19,584
Zumiez, Inc.(a)*	6,000	76,320
		7,852,000
Textiles, Apparel & Luxury Goods — 2.1%
American Apparel, Inc.(a)*	9,500	29,450
Carter's, Inc.*	14,200	372,750
Cherokee, Inc.	700	12,474
Columbia Sportswear Co.(a)	8,700	339,648
CROCS, Inc.*	14,600	83,950
Culp, Inc.*	2,400	23,952
Deckers Outdoor Corp.(a)*	2,600	264,472
Delta Apparel, Inc.*	1,100	11,726
FGX International Holdings Ltd.*	2,670	52,305
Fossil, Inc.*	9,300	312,108
Frederick's of Hollywood Group, Inc.(a)*	1,100	1,749
G-III Apparel Group Ltd.(a)*	3,500	75,845
Heelys, Inc.(a)*	2,200	4,796
Iconix Brand Group, Inc.(a)*	13,100	165,715
Jones Apparel Group, Inc.	18,800	301,928
K-Swiss, Inc., Class A(a)*	5,700	56,658
Kenneth Cole Productions, Inc., Class A*	2,300	22,195
Lakeland Industries, Inc.*	440	3,520
Liz Claiborne, Inc.(a)*	11,900	66,997
Maidenform Brands, Inc.*	5,100	85,119
Movado Group, Inc.(a)	4,000	38,880
Oxford Industries, Inc.(a)	3,600	74,448
Perry Ellis International, Inc.*	3,000	45,180
Phillips-Van Heusen Corp.	100	4,068
Quiksilver, Inc.*	28,800	58,176
R.G. Barry Corp.	1,900	16,340
Rocky Brands, Inc.(a)*	1,000	7,500
Skechers U.S.A., Inc., Class A*	6,800	199,988
Steven Madden Ltd.*	4,900	202,076
Tandy Brands Accessories, Inc.(a)*	1,300	3,783
The Timberland Co., Class A*	10,360	185,755
The Warnaco Group, Inc.*	10,500	442,995
True Religion Apparel, Inc.*	5,400	99,846
Under Armour, Inc., Class A*	6,000	163,620
Unifi, Inc.*	13,600	52,768
Unifirst Corp.	3,000	144,330
Volcom, Inc.(a)*	4,900	82,026
Wolverine World Wide, Inc.	11,000	299,420
		4,408,556
Thrifts & Mortgage Finance — 1.6%
Abington Bancorp, Inc.	5,000	34,450
Anchor Bancorp Wisconsin, Inc.(a)*	4,900	3,087
Astoria Financial Corp.(a)	16,500	205,095
Atlantic Coast Federal Corp.(a)	2,500	3,775
Bank Mutual Corp.	6,786	46,959
BankAtlantic Bancorp, Inc., Class A(a)	5,806	7,548
BankFinancial Corp.(a)	4,900	48,510
Beneficial Mutual Bancorp, Inc.*	13,075	128,658
Berkshire Hills Bancorp, Inc.	2,400	49,632
BofI Holding, Inc.(a)*	700	7,000
Brookline Bancorp, Inc.(a)	14,148	140,207
CFS Bancorp, Inc.(a)	1,800	5,814
Charter Financial Corp.(a)	2,028	20,280
Citizens Community Bancorp, Inc.	400	1,344
Citizens First Bancorp, Inc.(a)*	1,800	702
Citizens South Banking Corp.	1,200	5,508
Clifton Savings Bancorp, Inc.(a)	3,000	28,110
Danvers Bancorp, Inc.(a)	3,100	40,269
Dime Community Bancshares	10,050	117,786
Doral Financial Corp.(a)*	3,400	12,342
ESSA Bancorp, Inc.	1,900	22,230
Federal Agricultural Mortgage Corp., Class C(a)	1,400	9,814
First Defiance Financial Corp.(a)	1,000	11,290
First Federal Bancshares of Arkansas, Inc.(a)	500	1,145
First Federal of Northern Michigan Bancorp, Inc.*	300	369
First Financial Holdings, Inc.(a)	2,800	36,372
First Financial Northwest, Inc.(a)	2,100	13,755
First Financial Service Corp.(a)	440	3,986
First Pactrust Bancorp, Inc.	200	1,050
First Place Financial Corp.(a)	2,900	8,033
Flagstar Bancorp, Inc.(a)*	8,880	5,328
Flushing Financial Corp.	4,700	52,922
HF Financial Corp.	110	1,034
Home Federal Bancorp, Inc.(a)	4,062	54,065
HopFed Bancorp, Inc.	400	3,800
K-Fed Bancorp(a)	2,875	25,271
Kearny Financial Corp.(a)	17,221	173,588
Legacy Bancorp, Inc.(a)	2,500	24,650
Meridian Interstate Bancorp, Inc.(a)*	2,800	24,332
MGIC Investment Corp.(a)*	14,100	81,498
New England Bancshares, Inc.	1,000	4,600
New Hampshire Thrift Bancshares, Inc.	200	1,938
NewAlliance Bancshares, Inc.(a)	33,500	402,335
Northeast Community Bancorp, Inc.(a)	2,200	14,454
Northwest Bancshares, Inc.(a)*	27,000	305,640
OceanFirst Financial Corp.(a)	2,752	31,098
Ocwen Financial Corp.*	18,400	176,088
Oritani Financial Corp.	5,273	72,398
Provident Financial Holdings, Inc.	1,000	2,760
Provident Financial Services, Inc.	14,515	154,585
Provident New York Bancorp(a)	10,000	84,400
Pulaski Financial Corp.(a)	1,200	8,040
Radian Group, Inc.(a)	10,700	78,217
Rainier Pacific Financial Group, Inc.*	700	155
Riverview Bancorp, Inc.*	2,760	6,155

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Rockville Financial, Inc.(a)	4,671	$49,046
Roma Financial Corp.(a)	4,100	50,676
Rome Bancorp, Inc.	1,200	9,552
SI Financial Group, Inc.(a)*	2,300	12,006
The PMI Group, Inc.(a)*	9,900	24,948
TierOne Corp.(a)*	3,600	2,520
Timberland Bancorp, Inc.	2,600	11,544
Tree.com, Inc.(a)*	500	4,575
Trustco Bank Corp.(a)	17,234	108,574
United Financial Bancorp, Inc.	3,955	51,850
United Western Bancorp, Inc.	1,600	4,416
ViewPoint Financial Group(a)	3,276	47,207
Washington Federal, Inc.	8,375	161,972
Waterstone Financial, Inc.(a)*	6,900	14,145
Westfield Financial, Inc.	3,800	31,350
		3,388,852
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	97,600
STAR SCIENTIFIC, Inc.(a)*	38,750	27,125
Universal Corp.(a)	5,600	255,416
Vector Group Ltd.(a)	15,912	222,768
		602,909
Trading Companies & Distributors — 1.0%
Aceto Corp.	7,018	36,143
Aircastle Ltd.	12,700	125,095
Applied Industrial Technologies, Inc.(a)	8,925	196,975
Beacon Roofing Supply, Inc.(a)*	10,600	169,600
BlueLinx Holdings, Inc.(a)*	8,300	22,991
DXP Enterprises, Inc.(a)*	2,600	33,982
Empire Resources, Inc.(a)	2,300	3,335
GATX Corp.(a)	6,950	199,812
H&E Equipment Services, Inc.(a)*	8,700	91,263
Houston Wire & Cable Co.(a)	3,600	42,840
Interline Brands, Inc.*	6,600	113,982
Kaman Corp., Class A	5,300	122,377
RSC Holdings, Inc.(a)*	15,469	108,902
Rush Enterprises, Inc., Class A*	6,000	71,340
TAL International Group, Inc.(a)	7,400	97,902
Textainer Group Holdings Ltd.(a)	5,300	89,570
Titan Machinery, Inc.(a)*	1,500	17,310
United Rentals, Inc.(a)*	11,200	109,872
Watsco, Inc.	5,300	259,594
WESCO International, Inc.*	8,100	218,781
Willis Lease Finance Corp.*	900	13,500
		2,145,166
Transportation Infrastructure — 0.0%
CAI International, Inc.*	3,100	27,993
Quixote Corp.(a)*	1,900	12,103
		40,096
Water Utilities — 0.3%
American States Water Co.	3,550	125,706
Artesian Resources Corp., Class A(a)	1,300	23,803
Cadiz, Inc.(a)*	2,500	29,925
California Water Service Group	4,300	158,326
Connecticut Water Service, Inc.	1,900	47,063
Middlesex Water Co.(a)	2,337	41,201
SJW Corp.(a)	4,400	99,308
Southwest Water Co.	5,908	34,798
York Water Co.	1,271	18,442
		578,572
Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	5,520	98,366
Shenandoah Telecommunications Co.(a)	2,800	56,980
Sprint Nextel Corp.*	11,347	41,530
Syniverse Holdings, Inc.*	15,400	269,192
USA Mobility, Inc.	3,000	33,030
		499,098
TOTAL COMMON STOCKS
(Identified Cost $238,765,101)		213,245,406

RIGHTS & WARRANTS — 0.0%
Building Products — 0.0%
Builders FirstSource, Inc., expires 1/14/10(a)*	13,695	3,351

Hotels, Restaurants & Leisure — 0.0%
Cosi, Inc., expires 1/6/2010(a),(c)*	5,389	132
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	8
		140
Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	3,981
		3,981
Specialty Retail — 0.0%
Ligand Pharamaceuticals(c)	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		7,472

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	480,001	480,001
		480,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $480,002)		480,002

COLLATERAL FOR SECURITIES ON LOAN — 28.4%
Short Term – 28.4%
State Street Navigator Prime Portfolio	60,694,983	60,694,983
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $60,694,983)		60,694,983

Total Investments — 128.4%
(Identified Cost $299,952,853)#		274,427,863
Liabilities, Less Cash and Other Assets — (28.4%)		(60,770,135)
Net Assets — 100.0%		$213,657,728

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2009, the market value of the securities on loan was $58,485,515.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At December 31, 2009, the total market value for such investments amounted to $132, which represents less than 0.01% of net assets.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $299,952,853. Net unrealized depreciation aggregated $25,524,990 of which $39,187,209 related to appreciated investment securities and $64,712,199 related to depreciated investment securities.

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS †— 99.1%
Australia — 5.7%
Alumina Ltd.*	114,754	$189,663
Amcor Ltd.	140,800	787,930
Australia & New Zealand Banking Group Ltd.	284,693	5,850,998
Bank of Queensland Ltd.(a)	69,161	715,046
Bendigo and Adelaide Bank Ltd.(a)	74,357	657,225
BlueScope Steel Ltd.	189,395	529,086
Boral Ltd.(a)	123,730	661,286
Caltex Australia Ltd.*	54,126	452,154
Crown Ltd.	93,768	677,186
CSR Ltd.	184,052	298,411
Downer EDI Ltd.	64,145	538,730
Fairfax Media Ltd.(a)	279,821	437,348
Goodman Fielder Ltd.	254,361	372,422
Harvey Norman Holdings Ltd.(a)	21,848	82,817
Incitec Pivot Ltd.	143,278	456,883
Insurance Australia Group Ltd.	95,401	345,346
Lend Lease Corp. Ltd.	50,241	463,474
Macquarie Group Ltd.(a)	19,994	869,245
National Australia Bank Ltd.	125,483	3,088,393
OneSteel Ltd.	108,199	325,586
Origin Energy Ltd.	111,224	1,680,435
OZ Minerals Ltd.*	83,878	88,905
Primary Health Care Ltd.	23,529	126,387
Qantas Airways Ltd.	197,873	531,441
Sims Metal Management Ltd.	37,759	752,958
Suncorp-Metway Ltd.	64,517	503,606
Washington H Soul Pattinson & Co., Ltd.	11,161	136,144
Wesfarmers Ltd.	200,456	5,630,463
		27,249,568
Austria — 0.1%
Erste Group Bank AG(a)	7,469	279,029
Belgium — 0.6%
Delhaize Group	13,262	1,019,409
Solvay SA	4,167	451,306
UCB SA(a)	31,369	1,313,995
		2,784,710
Canada — 8.3%
Astral Media, Inc.	10,600	337,201
Bank of Montreal(a)	44,331	2,367,344
BCE, Inc.	61,530	1,706,143
Canadian Pacific Railway Ltd.(a)	39,365	2,137,533
Canadian Tire Corp., Ltd.	18,300	1,006,119
Cenovus Energy, Inc.	15,582	394,821
CGI Group, Inc.*	17,500	238,275
Empire Co., Ltd., Class A	7,800	355,749
EnCana Corp.	46,582	1,519,254
Ensign Energy Services, Inc.(a)	16,271	233,365
Fairfax Financial Holdings Ltd.(a)	2,700	1,058,469
George Weston Ltd.	7,700	492,694
Gerdau Ameristeel Corp.(a)	22,700	189,049
Goldcorp, Inc.	31,900	1,261,237
Groupe Aeroplan, Inc.	22,400	233,242
Industrial Alliance Insurance & Financial Services, Inc.	20,285	624,542
Intact Financial Corp.	5,100	181,159
Loblaw Companies Ltd.(a)	14,200	460,005
Magna International, Inc., Class A	25,112	1,278,831
Manitoba Telecom Services, Inc.	2,300	73,672
Manulife Financial Corp.(a)	117,367	2,169,244
Onex Corp.	7,000	157,958
Sino-Forest Corp.(a)*	13,500	250,160
Sun Life Financial, Inc.(a)	137,597	3,979,834
Talisman Energy, Inc.	260,300	4,900,614
Teck Resources Ltd.*	100,020	3,521,285
TELUS Corp.	3,000	97,844
The Toronto-Dominion Bank	15,090	951,701
Thomson Reuters Corp.(a)	106,534	3,458,268
TransCanada Corp.(a)	38,954	1,347,942
Viterra, Inc.*	48,000	452,990
Yamana Gold, Inc.	166,200	1,906,966
		39,343,510
Denmark — 1.0%
A P Moller - Maersk A/S	222	1,565,293
Carlsberg A/S	19,315	1,428,853
Danisco A/S	3,805	255,458
Danske Bank*	55,003	1,250,345
Jyske Bank A/S*	9,528	371,696
		4,871,645
Finland — 0.8%
Kesko Oyj(a)	12,415	410,767
Neste Oil Oyj(a)	10,007	178,172
Rautaruukki Oyj(a)	8,300	192,041
Stora Enso Oyj, R Shares(a)*	166,360	1,163,809
UPM-Kymmene Oyj	153,593	1,831,924
		3,776,713
France — 8.5%
Air France-KLM(a)*	47,558	749,944
AXA SA	259,150	6,144,684
BNP Paribas SA	89,169	7,145,597
Cap Gemini SA	11,658	534,293
Casino Guichard Perrachon SA	8,468	759,071
Cie de Saint-Gobain	42,298	2,308,424
Ciments Francais SA	2,017	213,969
CNP Assurances	5,341	518,811
Compagnie Generele des Etablissements
Michelin, Class B	19,295	1,482,041
Credit Agricole SA	117,270	2,077,869
Credit Industriel et Commercial	518	89,852
Groupe Eurotunnel SA	10,320	96,754
Lafarge SA(a)	36,817	3,051,155
Lagardere SCA	41,545	1,692,010
Peugeot SA*	33,510	1,136,825
PPR(a)	13,872	1,675,214
Renault SA*	29,046	1,507,328
Rexel SA*	630	9,212
Safran SA	13,857	271,948
Schneider Electric SA	9,072	1,063,562
SCOR	14,662	367,827
Societe Generale	35,398	2,483,958
Vivendi	171,450	5,111,040
		40,491,388
Germany — 8.8%
Allianz SE	58,451	7,302,510
Bayerische Motoren Werke AG	78,496	3,578,388
Commerzbank AG(a)*	27,100	228,628
Daimler AG	38,183	2,035,154
Daimler AG	170,733	9,112,202
Deutsche Bank AG	22,619	1,602,466
Deutsche Lufthansa AG	50,963	858,432
Deutsche Telekom AG	475,474	7,013,826
Fraport AG Frankfurt Airport Services Worldwide(a)	1,219	63,399
Hannover Rueckversicherung AG*	13,447	630,549
HeidelbergCement AG	1,815	125,489
Muenchener Rueckversicherungs AG	48,420	7,543,055

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS † (Continued)
Germany (Continued)
Salzgitter AG	3,208	$314,744
ThyssenKrupp AG(a)	33,370	1,262,912
		41,671,754
Greece — 0.1%
Alpha Bank AE*	5,661	66,546
Hellenic Petroleum SA	26,868	300,815
Marfin Investment Group SA*	33,656	96,012
		463,373
Hong Kong — 3.8%
Cathay Pacific Airways Ltd.(a)*	136,374	258,205
Cheung Kong Holdings Ltd.	281,000	3,649,586
Great Eagle Holdings Ltd.	23,552	61,360
Hang Lung Group Ltd.	82,000	408,234
Henderson Land Development Co., Ltd.	159,000	1,201,718
Hopewell Holdings Ltd.	107,000	346,390
Hutchison Whampoa Ltd.	656,000	4,522,300
New World Development Co., Ltd.	515,158	1,060,428
Sino Land Co.	322,856	632,104
Sun Hung Kai Properties Ltd.	228,000	3,419,971
The Hongkong & Shanghai Hotels Ltd.	68,495	100,710
Tsim Sha Tsui Properties	58,492	233,865
Wharf Holdings Ltd.	274,250	1,582,878
Wheelock & Co., Ltd.	233,000	721,232
		18,198,981
Ireland — 0.1%
CRH PLC, ADR(a)	24,615	672,728
Italy — 3.1%
Banca Monte dei Paschi di Siena SpA(a)	351,512	618,801
Banca Popolare di Milano Scarl	65,273	465,989
Banco Popolare Scarl*	18,470	139,537
Fiat SpA*	67,320	989,192
Intesa Sanpaolo SpA*	1,020,217	4,606,976
Italcementi SpA	10,703	146,912
Telecom Italia SpA	1,485,160	2,316,408
UniCredit SpA*	1,251,797	4,203,648
Unione di Banche Italiane SCPA	95,402	1,373,106
		14,860,569
Japan — 13.2%
Aeon Co., Ltd.(a)	112,000	904,322
Aisin Seiki Co., Ltd.	43,500	1,237,719
Ajinomoto Co., Inc.	68,000	638,858
Amada Co., Ltd.	51,000	318,151
Aoyama Trading Co., Ltd.	7,800	99,159
Aozora Bank Ltd.*	147,000	154,679
Asatsu-DK, Inc.(a)	1,100	21,602
Bank of Kyoto Ltd.	35,000	281,849
Canon Marketing Japan, Inc.(a)	8,000	117,679
Chiba Bank Ltd.	43,000	255,779
Chudenko Corp.	5,700	71,789
Chugoku Bank Ltd.(a)	16,000	197,391
Citizen Holdings Co., Ltd.	70,300	403,828
Coca-Cola West Co., Ltd.	2,400	42,235
COMSYS Holdings Corp.(a)	9,000	94,121
Cosmo Oil Co., Ltd.	72,000	150,749
Credit Saison Co., Ltd.(a)	8,600	96,402
Dai Nippon Printing Co., Ltd.	119,000	1,508,982
Daicel Chemical Industries Ltd.	45,000	262,844
Daido Steel Co., Ltd.(a)	68,000	251,162
Daishi Bank Ltd.	40,000	133,140
Daiwa House Industry Co., Ltd.	35,000	373,544
Fuji Heavy Industries Ltd.*	218,000	1,053,310
FUJIFILM Holdings Corp.	113,700	3,406,056
Fujikura Ltd.	65,000	337,091
Fukuoka Financial Group, Inc.(a)	153,000	528,974
Glory Ltd.(a)	7,800	172,524
Gunma Bank Ltd.	36,000	182,831
H2O Retailing Corp.(a)	18,000	103,592
Hachijuni Bank Ltd.	68,000	394,266
Hakuhodo DY Holdings, Inc.	2,090	101,207
Higo Bank Ltd.	29,000	160,981
Hitachi High-Technologies Corp.(a)	2,800	55,287
Hitachi Ltd.*	722,000	2,201,621
Hitachi Transport System Ltd.	1,800	22,960
Hokkoku Bank Ltd.	38,000	135,459
House Foods Corp.(a)	8,700	123,492
Hyakugo Bank Ltd.	31,000	136,469
Hyakujushi Bank Ltd.	35,000	121,759
Idemitsu Kosan Co., Ltd.(a)	7,700	446,449
Isetan Mitsukoshi Holdings Ltd.(a)	50,400	452,942
J Front Retailing Co., Ltd.(a)	112,000	491,845
JS Group Corp.	70,700	1,213,822
JTEKT Corp.	13,800	175,584
Juroku Bank Ltd.	33,000	120,116
Kagoshima Bank Ltd.	22,000	153,541
Kajima Corp.	57,000	114,447
Kamigumi Co., Ltd.	22,000	160,391
Kandenko Co., Ltd.(a)	9,000	56,531
Kaneka Corp.	55,000	349,010
Kawasaki Kisen Kaisha Ltd.(a)*	82,000	232,437
Keiyo Bank	24,000	106,168
Kinden Corp.	34,000	285,843
Kyocera Corp.	21,700	1,903,570
Marui Group Co., Ltd.	55,700	341,490
Mazda Motor Corp.(a)*	89,000	202,588
Mediceo Paltac Holdings Co., Ltd.	14,700	181,669
MEIJI Holdings Co., Ltd.(a)*	3,000	113,062
Mitsubishi Chemical Holdings Corp.	375,000	1,586,407
Mitsubishi Gas Chemical Co., Inc.(a)	26,000	130,091
Mitsubishi Heavy Industries Ltd.(a)	425,000	1,487,625
Mitsubishi Materials Corp.*	120,000	292,479
Mitsubishi Tanabe Pharma Corp.(a)	29,000	361,507
Mitsui Chemicals, Inc.(a)	200,000	515,381
Mitsui OSK Lines Ltd.(a)	14,000	73,506
Nagase & Co., Ltd.	24,000	274,440
Namco Bandai Holdings, Inc.(a)	18,700	178,296
NEC Corp.*	343,000	880,195
Nippon Express Co., Ltd.	106,000	433,629
Nippon Meat Packers, Inc.	25,067	289,064
Nippon Mining Holdings, Inc.	163,000	694,809
Nippon Oil Corp.	257,000	1,186,557
Nippon Paper Group, Inc.	14,200	362,871
Nippon Sheet Glass Co., Ltd.	210,000	597,520
Nippon Shokubai Co., Ltd.	25,000	214,474
Nippon Television Network Corp.	1,030	132,821
Nippon Yusen(a)	122,000	373,329
Nissan Motor Co., Ltd.*	80,200	697,504
Nissay Dowa General Insurance Co., Ltd.	24,000	114,415
Nisshin Steel Co., Ltd.	175,000	308,155
Nisshinbo Holdings, Inc.(a)	23,000	211,886
NOK Corp.(a)	16,200	222,471
NTN Corp.	81,000	362,667
Obayashi Corp.(a)	81,000	274,827
OJI Paper Co., Ltd.(a)	81,000	338,315
Onward Holdings Co., Ltd.(a)	28,000	172,867
Rengo Co., Ltd.	2,000	11,854
Ricoh Co., Ltd.(a)	127,000	1,791,786

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS † (Continued)
Japan (Continued)
Rohm Co., Ltd.	12,700	$826,349
San-In Godo Bank Ltd.	22,000	171,021
Sapporo Hokuyo Holdings, Inc.(a)	32,000	115,789
SBI Holdings, Inc.(a)	1,181	209,989
Seiko Epson Corp.(a)	28,000	449,756
Seino Holdings Corp.	23,000	145,702
Sekisui Chemical Co., Ltd.(a)	58,000	358,705
Sekisui House Ltd.	158,000	1,423,332
Sharp Corp.(a)	143,000	1,791,818
Shiga Bank Ltd.	30,000	169,431
Shimachu Co., Ltd.	6,600	129,116
Shimizu Corp.(a)	62,000	221,678
Shinsei Bank Ltd.(a)*	193,000	209,298
Sohgo Security Services Co., Ltd.(a)	7,900	88,386
Sojitz Corp.(a)	66,100	124,201
Sony Corp., ADR	212,565	6,164,385
Sumitomo Bakelite Co., Ltd.	55,000	269,877
Sumitomo Corp.(a)	175,200	1,773,915
Sumitomo Electric Industries Ltd.	144,800	1,787,942
Sumitomo Forestry Co., Ltd.(a)	28,200	211,950
Suzuken Co., Ltd.(a)	8,400	275,085
Taiheiyo Cement Corp.(a)*	117,000	133,162
Taisei Corp.	181,000	309,003
Taisho Pharmaceutical Co., Ltd.	8,000	137,263
Takashimaya Co., Ltd.(a)	45,000	286,036
Teijin Ltd.	275,000	885,811
The 77 Bank Ltd.(a)	42,000	222,322
The Bank of Iwate Ltd.(a)	2,000	110,163
The Nishi-Nippon City Bank Ltd.	89,000	216,922
Toda Corp.(a)	30,000	95,345
Tokyo Broadcasting System Holdings, Inc.	6,900	96,312
Tokyo Steel Manufacturing Co., Ltd.	16,100	180,646
Toppan Printing Co., Ltd.(a)	175,000	1,411,124
Tosoh Corp.	86,000	238,235
Toyo Seikan Kaisha Ltd.	58,000	881,817
Toyota Auto Body Co., Ltd.	7,000	131,530
Toyota Tsusho Corp.	25,900	380,150
TV Asahi Corp.	47	66,815
UNY Co., Ltd.(a)	39,000	272,604
Yamaguchi Financial Group, Inc.	51,000	472,024
Yamaha Corp.	32,700	391,831
Yamaha Motor Co., Ltd.(a)*	25,100	314,238
		62,678,194
Netherlands — 4.4%
Aegon NV*	280,066	1,822,758
ArcelorMittal(a)	110,137	5,080,800
European Aeronautic Defence and Space Co.(a)	102,142	2,062,405
ING Groep NV*	255,209	2,524,399
Koninklijke DSM NV	31,703	1,566,132
Koninklijke Philips Electronics NV	172,426	5,111,709
Randstad Holding NV(a)*	13,180	659,407
STMicroelectronics NV	240,145	2,211,870
		21,039,480
New Zealand — 0.1%
Contact Energy Ltd.*	44,000	196,469
Fletcher Building Ltd.	18,200	105,581
		302,050
Norway — 1.1%
DnB NOR ASA*	146,369	1,586,351
Norsk Hydro ASA*	205,400	1,728,045
Orkla ASA(a)	161,370	1,584,491
Storebrand ASA*	71,400	487,855
		5,386,742
Portugal — 0.2%
Banco Comercial Portugues SA	57,000	69,047
Banco Espirito Santo SA	139,969	916,982
		986,029
Singapore — 1.0%
CapitaLand Ltd.	300,000	896,893
Fraser & Neave Ltd.(a)	331,500	991,067
Neptune Orient Lines Ltd.(a)	169,749	199,370
Singapore Airlines Ltd.	165,340	1,758,323
Singapore Airport Terminal Services Ltd.	93,258	181,889
United Industrial Corp., Ltd.	177,000	263,323
UOL Group Ltd.	138,000	399,801
		4,690,666
Spain — 6.7%
Acciona SA(a)	8,496	1,109,547
Banco de Sabadell SA(a)	121,356	674,133
Banco Espanol de Credito SA	17,691	217,090
Banco Popular Espanol SA(a)	130,409	959,042
Banco Santander SA	1,166,021	19,306,395
Criteria Caixacorp SA	179,852	849,539
Fomento de Construcciones y Contratas SA(a)	4,403	185,886
Gas Natural SDG SA(a)	27,239	589,046
Repsol YPF SA(a)	299,345	8,035,385
		31,926,063
Sweden — 3.4%
Boliden AB	2,663	34,280
Holmen AB- B Shares(a)	18,717	478,739
Nordea Bank AB	623,022	6,348,082
Skandinaviska Enskilda Banken AB, Series A*	86,911	538,619
SSAB Svenskt Stal AB, Series A(a)	42,025	717,191
SSAB Svenskt Stal AB, Series B(a)	17,977	280,158
Svenska Cellulosa AB, Series B	131,362	1,752,497
Svenska Handelsbanken AB, Series A	82,769	2,362,300
Tele2 AB, Class B(a)	64,791	997,948
TeliaSonera AB	271,786	1,969,643
Volvo AB, Series A(a)	29,171	248,710
Volvo AB, Series B(a)	79,433	682,236
		16,410,403
Switzerland — 7.4%
Adecco SA	36,228	1,997,977
Baloise Holding AG	14,302	1,189,702
Banque Cantonale Vaudoise	1,400	556,238
Credit Suisse Group AG	236,694	11,715,146
Givaudan SA	1,372	1,096,194
Helvetia Holding AG	1,240	384,485
Holcim Ltd.(a)*	59,158	4,603,624
Swiss Life Holding AG*	4,315	550,611
Swiss Reinsurance	55,325	2,669,313
UBS AG*	137,205	2,128,803
UBS AG*	36,300	563,013
Valiant Holding	2,700	527,237
Zurich Financial Services AG	32,199	7,050,194
		35,032,537
United Kingdom — 20.7%
Amlin PLC	54,900	318,075
Anglo American PLC*	14,654	641,671
Associated British Foods PLC	109,759	1,457,265
Aviva PLC	537,047	3,451,539

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS † (Continued)
United Kingdom (Continued)
BAE Systems PLC	22,552	$130,951
Barclays PLC	414,897	1,849,592
Barclays PLC, ADR(a)	34,600	608,960
BP PLC, ADR(a)	5,800	336,226
British Airways PLC(a)*	173,882	524,917
Cable & Wireless PLC	316,512	722,880
Carnival PLC(a)*	36,295	1,221,690
Carnival PLC, ADR*	37,860	1,305,585
easyJet PLC*	57,000	324,995
HSBC Holdings PLC	868,883	9,947,446
HSBC Holdings PLC, ADR(a)	147,104	8,398,167
International Power PLC	377,241	1,883,408
Investec PLC	71,848	493,324
J Sainsbury PLC	382,022	1,996,132
Kazakhmys PLC*	42,677	915,416
Kingfisher PLC	803,327	2,971,354
Legal & General Group PLC	1,151,210	1,498,705
Old Mutual PLC*	766,676	1,352,263
Pearson PLC	148,985	2,144,109
Pearson PLC, ADR(a)	75,300	1,081,308
Resolution Ltd.*	202,218	292,001
Rexam PLC	223,682	1,049,913
Royal & Sun Alliance Insurance Group PLC	725,629	1,413,476
Royal Dutch Shell PLC	154,388	4,517,295
Royal Dutch Shell PLC, ADR(a)	245,089	14,247,023
Schroders PLC	12,056	208,360
Schroders PLC	28,542	613,144
Standard Life PLC	147,070	514,290
Thomas Cook Group PLC	153,355	569,956
Tomkins PLC, ADR(a)	46,700	583,750
Vodafone Group PLC(a)	74,900	1,729,441
Vodafone Group PLC, ADR	7,705,739	17,885,358
Whitbread PLC	22,784	519,258
WM Morrison Supermarkets PLC	563,950	2,526,816
Wolseley PLC*	15,410	310,381
WPP PLC	201,712	1,985,784
Xstrata PLC*	225,658	4,085,855
		98,628,079
TOTAL COMMON STOCKS
(Identified Cost $415,037,557)		471,744,211

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Porsche Automobil Holding SE	13,501	846,560
TOTAL PREFERRED STOCKS
(Identified Cost $902,084)		846,560

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Money Market Fund	1,473,080	1,473,080
SSgA Government Money Market Fund	1	1
		1,473,081
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,473,081)		1,473,081

COLLATERAL FOR SECURITIES ON LOAN— 14.5%
Short Term — 14.5%
State Street Navigator Prime Portfolio	69,027,005	69,027,005
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $69,027,005)		69,027,005

Total Investments — 114.1%
(Identified Cost $486,439,727)#		543,090,857
Liabilities, Less Cash and Other Assets — (14.1%)		(67,224,599)
Net Assets — 100.0%		$475,866,258

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2009, the market value of the securities on loan was $66,191,791.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $486,439,727. Net unrealized appreciation aggregated $56,651,131 of which $93,874,207 related to appreciated investment securities and $37,223,076 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depository Receipt

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 96.8%
Brazil — 8.5%
BM&FBOVESPA SA	136,300	$959,032
BR Malls Participacoes SA*	7,100	87,679
Braskem SA, ADR*	10,100	165,741
BRF - Brasil Foods SA	7,300	190,236
BRF - Brasil Foods SA, ADR	1,900	99,503
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	262,920
Cosan SA Industria e Comercio*	15,500	227,915
Empresa Brasileira de Aeronautica SA, ADR	10,900	240,999
Fibria Celulose SA, ADR*	8,099	184,981
Gerdau SA	21,600	274,932
Gerdau SA, ADR	69,780	1,188,353
JBS SA	23,600	126,337
Marfrig Alimentos SA	11,316	124,275
Multiplan Empreendimentos Imobiliarios SA	2,300	42,869
Porto Seguro SA	4,400	51,026
Sul America SA	2,600	77,642
Ultrapar Participacoes SA, ADR	10,300	483,070
Usinas Siderurgicas de Minas Gerais SA	12,700	365,389
		5,152,899
Chile — 3.9%
Banco de Credito e Inversiones	2,555	85,338
Cementos BIO BIO SA	17,765	40,085
Cencosud SA	45,361	153,483
Cia General de Electricidad	18,040	121,937
Cia Sudamericana de Vapores SA*	66,801	48,773
CorpBanca SA, ADR	1,900	80,560
Cristalerias de Chile SA	4,091	45,953
Empresas CMPC SA	13,960	555,704
Empresas COPEC SA	28,567	427,280
Enersis SA, ADR	29,100	665,226
Industrias Forestales SA	163,876	41,982
Madeco SA	400,000	25,224
Masisa SA	435,832	64,415
		2,355,960
China — 10.7%
Agile Property Holdings Ltd.	73,859	108,787
Angang Steel Co., Ltd., H Shares	78,000	172,631
Bank of China Ltd., H Shares	1,950,000	1,056,311
Beijing Capital International Airport Co., Ltd., H Shares*	78,000	51,709
Beijing Enterprises Holdings Ltd.	36,500	264,803
Chaoda Modern Agriculture Holdings Ltd.	146,354	157,049
China Agri-Industries Holdings Ltd.	109,000	143,395
China Citic Bank	167,000	142,803
China Communication Services Corp., Ltd., H Shares	86,000	42,371
China Communications Construction Co., Ltd.	56,000	53,664
China Construction Bank Corp., H Shares	133,000	114,416
China Everbright Ltd.	54,000	134,001
China Merchants Holdings International Co., Ltd.	69,248	225,516
China Railway Construction Corp., Ltd.	39,000	49,999
China Resources Enterprise	92,000	336,988
China Shipping Container Lines Co., Ltd., H Shares*	130,200	47,019
China Travel International Inv HK	162,000	48,474
China Unicom Hong Kong Ltd.	42,000	55,687
China Unicom Hong Kong Ltd., ADR	17,480	229,163
Citic Pacific Ltd.	150,000	404,339
COSCO Pacific Ltd.	76,000	97,531
Country Garden Holdings Co.	226,000	83,948
Dalian Port PDA Co., Ltd., H Shares	128,000	49,527
Denway Motors Ltd.	390,000	248,988
Dongfeng Motor Group Co., Ltd., H Shares	42,000	60,562
Fosun International	163,500	114,294
Franshion Properties China Ltd.	168,000	59,587
Great Wall Motor Co., Ltd., H Shares	21,000	26,218
Guangshen Railway Co., Ltd., ADR	3,500	71,015
Harbin Power Equipment Co., Ltd.	34,000	30,433
HKC Holdings Ltd.*	265,083	20,172
Hopson Development Holdings Ltd.	36,000	52,003
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	37,516
Industrial & Commercial Bank of China	151,000	125,421
Kingboard Chemical Holdings Ltd.	14,000	55,975
Lenovo Group Ltd.	130,000	81,655
Maanshan Iron & Steel, H Shares*	128,000	93,605
Minmetals Resources Ltd.*	60,000	20,739
Neo-China Land Group Holdings Ltd.(a)*	42,500	27,901
PICC Property & Casualty Co., Ltd., H Shares*	146,000	131,813
Semiconductor Manufacturing International Corp.*	994,000	64,101
Semiconductor Manufacturing International Corp., ADR*	7,700	24,948
Shanghai Industrial Holdings Ltd.	55,000	281,973
Shenzhen International Holdings	297,500	22,639
Shenzhen Investment Ltd.	122,000	51,768
Shimao Property Holdings Ltd.	113,500	215,482
Shui On Land Ltd.	79,500	47,166
Sino-Ocean Land Holdings Ltd.	175,434	162,686
Sinotrans Ltd., H Shares	106,000	27,890
Sinotruk Hong Kong Ltd.	60,000	70,266
Soho China Ltd.	103,500	56,199
TPV Technology Ltd.	118,000	72,747
Travelsky Technology Ltd., H Shares	42,000	42,415
Weiqiao Textile Co., H Shares	60,000	41,169
		6,509,477
Czech Republic — 0.6%
Central European Media Enterprises Ltd.*	5,000	121,598
Telefonica O2 Czech Republic AS	5,541	126,041
Unipetrol*	17,412	132,182
		379,821
Hungary — 3.2%
Egis Gyogyszergyar Nyrt	2,283	228,110
Fotex Holding SE Co., Ltd.*	10,261	20,712
MOL Hungarian Oil and Gas Nyrt*	7,301	659,298
OTP Bank Nyrt*	30,058	871,133
Raba Automotive Holding PLC*	4,692	17,123
Richter Gedeon Nyrt	642	146,299
		1,942,675
India — 11.6%
Aditya Birla Nuvo Ltd.	2,706	50,997
Ambuja Cements Ltd.	67,211	151,580
Amtek Auto Ltd.	7,584	28,317
Apollo Hospitals Enterprise Ltd.	4,934	69,024
Ashok Leyland Ltd.	33,000	35,067
Axis Bank Ltd.	10,600	225,098
Bajaj Finserv Ltd.	1,407	10,461
Bajaj Holdings and Investment Ltd.	1,407	18,776
Bharat Forge Ltd.	6,809	39,945

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bhushan Steel Ltd.	1,498	$46,765
Biocon Ltd.	7,086	42,050
Cairn India Ltd.*	37,422	227,178
DLF Ltd.	6,599	51,341
Dr Reddys Laboratories Ltd., ADR	7,000	169,470
Federal Bank Ltd.	9,627	48,864
HCL Infosystems Ltd.	7,658	25,252
HCL Technologies Ltd.	7,597	60,575
Hindalco Industries Ltd.	39,807	137,894
ICICI Bank Ltd., ADR	38,310	1,444,670
IDBI Bank Ltd.	16,131	44,284
India Cements Ltd.	9,576	25,476
Indiabulls Real Estate Ltd.*	18,029	88,218
Indian Hotels Co., Ltd.	17,371	38,449
Infrastructure Development Finance Co., Ltd.	78,834	262,328
IVRCL Infrastructures & Projects Ltd.	2,900	21,918
Jammu & Kashmir Bank Ltd.	2,469	30,670
Jet Airways India Ltd.*	2,652	31,800
Jindal Saw Ltd.	11,615	47,386
JSW Steel Ltd.	10,487	228,287
Karnataka Bank Ltd.	7,763	21,553
LIC Housing Finance	4,074	71,789
Mahindra & Mahindra Ltd.	19,794	461,513
Maruti Suzuki India Ltd.	5,060	170,410
MAX India Ltd.*	13,200	63,128
Nirma Ltd.	5,800	27,046
Oracle Financial Sevices Software Ltd.*	4,485	224,081
Oriental Bank Of Commerce	7,526	40,715
Patni Computer Systems Ltd., ADR	3,300	67,485
Petronet LNG Ltd.	25,514	39,010
Reliance Communications Ltd.	48,036	178,012
Reliance Industries Ltd., GDR, 144A	15,630	726,795
State Bank of India Ltd.	1,500	73,172
Sterlite Industries India Ltd., ADR	23,222	423,105
Syndicate Bank	19,381	39,878
Tata Chemicals Ltd.	6,115	42,116
Tata Communications Ltd., ADR	3,800	54,910
Tata Steel Ltd., ADR	23,636	313,386
Tata Tea Ltd.	2,924	59,360
The Great Eastern Shipping Co., Ltd.	5,045	30,307
Union Bank Of India	6,100	34,475
United Phosphorus Ltd.	11,000	41,319
Wockhardt Ltd.*	5,285	19,585
Zee Entertainment Enterprises Ltd.	18,414	101,142
		7,026,432
Indonesia — 2.0%
PT Astra International Tbk	82,000	302,863
PT Bank Danamon Indonesia Tbk	215,970	104,594
PT Bank Negara Indonesia Persero Tbk PT	122,500	25,817
PT Bank Pan Indonesia Tbk*	1,542,000	124,739
PT Global Mediacom Tbk	290,000	6,482
PT Gudang Garam Tbk	102,500	235,112
PT Indah Kiat Pulp and Paper Corp. Tbk *	140,000	25,929
PT Indofood Sukses Makmur Tbk	673,000	254,300
PT International Nickel Indonesia Tbk	66,500	25,835
PT Lippo Karawaci Tbk *	464,000	25,188
PT Medco Energi Internasional Tbk	374,000	97,531
		1,228,390
Israel — 2.7%
Bank Hapoalim BM*	115,637	506,852
Bank Leumi Le-Israel BM*	117,246	540,218
Clal Insurance*	1,809	39,407
Discount Investment Corp.	2,953	69,629
Elron Electronic Industries*	3,431	24,823
Koor Industries Ltd.	1,601	46,923
Makhteshim-Agan Industries Ltd.	15,769	75,363
Migdal Insurance & Financial Holding Ltd.*	36,000	66,349
Mizrahi Tefahot Bank Ltd.*	20,636	189,618
Paz Oil Co., Ltd.*	505	73,992
Retalix Ltd.*	2,522	32,437
		1,665,611
Korea — 11.0%
Busan Bank*	6,320	75,711
Cheil Industries, Inc.*	1,340	65,016
CJ Corp.*	452	24,338
Daegu Bank*	5,580	82,420
Daelim Industrial Co., Ltd.*	919	65,661
Daewoo Motor Sales*	1,667	14,459
Daishin Securities Co., Ltd.	1,020	13,752
Dongkuk Steel Mill Co., Ltd.*	1,440	33,388
GS Holdings Corp.*	2,000	58,052
Hana Financial Group, Inc.*	9,200	259,928
Hanjin Shipping Co., Ltd.*	2,397	42,610
Hanjin Shipping Co., Ltd.*	462	5,435
Hanwha Chem Corp.*	2,098	24,323
Honam Petrochemical Corp.*	640	56,334
Hyundai Mipo Dockyard*	514	45,464
Hyundai Motor Co.*	9,781	1,016,339
Hyundai Securities Co.	8,977	114,094
Hyundai Steel Co.*	3,290	244,389
Industrial Bank of Korea*	7,360	88,486
KB Financial Group, Inc., ADR*	17,785	904,367
KCC Corp.	487	155,367
Kia Motors Corp.*	18,830	324,216
Korea Exchange Bank*	11,320	140,956
Korea Investment Holdings Co., Ltd.	1,510	43,440
Korean Air Lines Co., Ltd.*	3,224	151,998
LG Corp.*	540	33,667
Lotte Chilsung Beverage Co., Ltd.*	40	28,957
Lotte Confectionery Co., Ltd.*	20	22,139
Lotte Shopping Co., Ltd.*	632	187,786
Nong Shim Co., Ltd.*	200	42,766
Samsung C&T Corp.*	3,630	174,880
Samsung Electronics Co., Ltd.	1,000	350,000
Samsung Electronics Co., Ltd.	368	252,502
Samsung SDI Co., Ltd.*	1,850	235,922
Shinhan Financial Group Co., Ltd., ADR	11,903	884,155
SK Energy Co., Ltd.*	724	73,054
SK Holdings Co., Ltd.*	2,008	153,470
Ssangyong Cement Industrial Co., Ltd.*	3,330	26,938
Taihan Electric Wire Co., Ltd.*	990	15,261
Woori Finance Holdings Co., Ltd., ADR*	2,575	92,571
Woori Investment & Securities Co., Ltd.	3,490	49,901
		6,674,512
Malaysia — 3.8%
Affin Holdings Berhad	121,500	89,422
Alliance Financial Group Berhad	97,000	76,773
AMMB Holdings Berhad	223,512	326,390
Bandar Raya Developments Berhad	56,300	25,980
Batu Kawan Berhad	18,800	56,444
Berjaya Corp. Berhad	244,700	93,621
Berjaya Land Berhad	53,800	65,993
Boustead Holdings Berhad	41,440	41,876
DRB-Hicom Berhad	44,100	13,008
EON Capital Berhad	12,900	25,770

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Gamuda Berhad	50,000	$37,967
HAP Seng Consolidated Berhad	52,400	37,188
Hap Seng Plantations Holdings Berhad	92,800	62,336
Hong Leong Financial Group Berhad	26,900	58,608
IGB Corp. Berhad*	98,300	57,418
IJM Corp. Berhad	138,180	180,796
KLCC Property Holdings Berhad	72,000	72,336
Kulim Malaysia Berhad	24,500	54,023
MISC Berhad	33,100	81,880
MMC Corp. Berhad	109,900	77,996
Mulpha International Berhad*	89,600	12,168
Oriental Holdings Berhad	30,300	50,441
OSK Holdings Berhad	65,200	32,562
OSK Property Holdings Berhad	11,855	1,800
OSK Ventures International Berhad*	9,879	1,919
Pos Malaysia Berhad	38,700	25,092
PPB Group Berhad	73,100	340,735
Proton Holdings Berhad*	27,000	30,832
RHB Capital Berhad	47,700	73,835
Shell Refining Co. Federation of Malaya Berhad	8,600	26,423
TA Enterprise Berhad	92,600	19,066
TA Global Berhad*	55,560	7,221
YTL Corp. Berhad	56,508	120,476
		2,278,395
Mexico — 7.4%
Alfa SAB de CV-Class A	31,400	197,444
Cemex SAB de CV, ADR*	80,219	948,189
Coca-Cola Femsa SAB de CV, ADR	3,000	197,160
Corp. GEO SAB de CV-Series B*	34,571	91,805
Desarrolladora Homex SAB de CV*	9,000	50,497
Embotelladoras Arca SAB de CV	37,923	126,101
Empresas ICA SAB de CV, ADR*	8,900	83,215
Fomento Economico Mexicano SAB de CV, ADR	20,700	991,116
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	175,056
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	98,439
Grupo Carso SAB de CV-Ser A	47,917	146,513
Grupo Cementos de Chihuahua SAB de CV*	17,800	59,869
Grupo Continental SAB de CV	26,700	67,515
Grupo Financiero Banorte SAB de CV	88,400	318,813
Grupo Financiero Inbursa SA	35,600	105,042
Grupo Mexico SAB de CV- Ser B	172,156	392,950
Industrias CH SAB de CV- Ser B*	22,900	80,435
Organizacion Soriana SAB de CV- Class B*	80,500	200,912
Telmex Internacional SAB de CV, ADR	4,400	78,100
Urbi Desarrollos Urbanos SAB DE CV*	36,800	82,984
		4,492,155
Philippines — 0.6%
Filinvest Land, Inc.	2,864,000	55,756
First Philippine Holdings Corp.	45,700	47,450
Metropolitan Bank & Trust	127,000	123,621
SM Investments Corp.	15,640	109,950
Universal Robina Corp.	100,000	35,150
		371,927
Poland — 1.4%
Agora SA*	3,752	29,404
Asseco Poland SA	3,365	73,979
Bank BPH SA*	772	22,648
Bank Millennium SA*	14,000	23,469
Echo Investment SA*	13,010	18,947
Getin Holding SA*	4,500	13,924
Grupa Lotos SA*	4,590	50,976
Kredyt Bank SA*	9,268	38,356
Orbis SA*	4,225	65,455
Polimex Mostostal SA	38,014	52,706
Polski Koncern Naftowy Orlen*	36,737	435,581
		825,445
Russia — 3.2%
Gazprom OAO, ADR	54,070	1,378,785
Lukoil OAO, ADR	7,512	430,438
RusHydro, ADR*	9,882	37,848
Surgutneftegaz, ADR	11,157	99,297
		1,946,368
South Africa — 9.8%
ABSA Group Ltd.	9,752	169,801
Aeci Ltd.	6,832	57,396
African Rainbow Minerals Ltd.	8,829	207,888
ArcelorMittal South Africa Ltd.	16,923	236,188
Aveng Ltd.	43,502	235,194
AVI Ltd.	16,387	46,408
Barloworld Ltd.	23,324	142,536
Caxton and CTP Publishers and Printers Ltd.	18,814	38,240
DataTec Ltd.	6,000	21,829
Eqstra Holdings Ltd.*	8,177	7,313
Freeworld Coatings Ltd.	9,215	10,476
Gold Fields Ltd., ADR	50,300	659,433
Grindrod Ltd.	15,332	36,938
Harmony Gold Mining Co., Ltd., ADR	30,300	308,151
Imperial Holdings Ltd.	14,564	174,354
Investec Ltd.	25,999	187,594
JD Group Ltd/ South Africa	12,010	80,718
Liberty Holdings Ltd.	8,197	76,861
Medi-Clinic Corp., Ltd.	23,523	81,916
Metropolitan Holdings Ltd.	44,874	81,600
Mondi Ltd.	10,541	59,989
Nampak Ltd.	46,702	95,745
Nedbank Group Ltd.	22,219	373,478
Northam Platinum Ltd.	15,969	103,950
Sanlam Ltd.	214,984	662,722
Sappi Ltd., ADR*	53,020	252,375
Sasol Ltd., ADR	9,800	391,412
Standard Bank Group Ltd.	56,160	776,195
Steinhoff International Holdings Ltd.*	127,881	359,904
		5,936,604
Taiwan — 11.7%
Asia Cement Corp.	48,000	51,924
Asustek Computer, Inc.	40,080	77,441
AU Optronics Corp., ADR	68,934	826,519
Cathay Real Estate Development Co., Ltd.*	100,000	41,269
Chang Hwa Commercial Bank	308,000	146,850
Chi Mei Optoelectronics Corp.*	445,574	313,441
China Airlines*	82,114	29,138
China Development Financial Holding Corp.*	861,276	263,889
China Manmade Fibers Corp.*	89,000	19,756
China Motor Corp.*	39,195	27,449
China Petrochemical Development Corp.*	76,320	29,588
China Synthetic Rubber Corp.	56,203	60,095
Chinatrust Financial Holding Co., Ltd.	546,175	340,666
Chunghwa Picture Tubes*	700,000	89,948
CMC Magnetics Corp.*	165,000	42,662

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
E.Sun Financial Holding Co., Ltd.*	236,735	$98,809
Elitegroup Computer Systems Co., Ltd.	39,610	18,886
Eva Airways Corp.*	126,719	55,862
Evergreen Marine Corp. Taiwan Ltd.*	68,000	37,949
Far Eastern Department Stores Co., Ltd.	33,990	39,001
Far Eastern International Bank*	63,597	23,860
First Financial Holding Co., Ltd.	272,500	169,114
Formosa Taffeta Co., Ltd.	67,000	54,254
Fubon Financial Holding Co., Ltd.*	170,000	208,879
Gigabyte Technology Co., Ltd.	27,000	26,464
Goldsun Development & Construction Co., Ltd.	53,343	24,599
Hua Nan Financial Holdings Co., Ltd.	206,920	130,356
Inventec Co., Ltd.	136,290	81,812
King Yuan Electronics Co., Ltd.	42,100	20,007
Kinpo Electronics*	255,000	75,739
Lite-On Technology Corp.	116,961	175,707
Macronix International	183,817	105,170
Mega Financial Holding Co., Ltd.	762,000	440,738
Micro-Star International Co., Ltd.	76,374	50,383
Mitac International	63,439	32,825
Pan-International Industrial	16,380	29,703
POU Chen Corp.	99,150	78,737
Qisda Corp.*	296,000	185,550
Ritek Corp.*	140,399	38,628
Shin Kong Financial Holding Co., Ltd.*	211,693	88,026
Silicon Integrated Systems Corp.*	27,456	21,288
SinoPac Financial Holdings Co., Ltd.*	443,000	178,668
Sunplus Technology Co., Ltd.*	20,999	22,946
Ta Chong Bank Co., Ltd.*	171,000	37,424
Taichung Commercial Bank	113,616	29,696
Tainan Spinning Co., Ltd.*	56,000	22,323
Taishin Financial Holding Co., Ltd.*	260,000	102,423
Taiwan Business Bank*	120,000	31,177
Taiwan Cement Corp.	115,000	122,245
Taiwan Cooperative Bank	228,505	143,597
Taiwan Glass Industrial Corp.	71,932	58,922
Tatung Co., Ltd.*	384,000	94,124
Teco Electric and Machinery Co., Ltd.	247,000	108,113
Ton Yi Industrial Corp.	59,000	22,597
Unimicron Technology Corp.	36,000	52,225
United Microelectronics Corp.*	1,099,513	591,265
Universal Scientific Industrial Co., Ltd.	32,115	20,282
Walsin Lihwa Corp.*	149,000	55,668
Walsin Technology Corp.*	55,996	35,364
Wan Hai Lines Ltd.*	35,000	18,767
Waterland Financial Holdings*	157,362	51,167
Winbond Electronics Corp.*	311,000	94,997
Wintek Corp.*	57,000	50,789
Yageo Corp.	227,000	83,036
Yang Ming Marine Transport Corp.	68,514	26,026
Yieh Phui Enterprise	121,128	49,042
Yuen Foong Yu Paper Manufacturing Co., Ltd.*	145,258	63,580
Yulon Motor Co., Ltd.	215,272	253,736
		7,093,180
Thailand — 2.3%
Bangkok Bank PCL, ADR	109,000	379,244
Bangkok Expressway PCL	63,900	39,866
Bank of Ayudhya PCL	124,600	84,088
Charoen Pokphand Foods PCL	681,600	233,061
Delta Electronics Thai PCL	70,600	39,387
Kasikornbank PCL	55,000	143,521
Kiatnakin Bank PCL	53,300	40,766
Krung Thai Bank PCL	358,700	105,975
Precious Shipping PCL	58,400	32,931
PTT Chemical PCL	48,400	104,523
Regional Container Lines PCL*	53,300	15,987
Thai Plastic & Chemical PCL	75,800	41,833
Thanachart Capital PCL	112,400	74,506
TMB Bank PCL*	1,192,291	44,344
TPI Polene PCL*	113,900	30,235
		1,410,267
Turkey — 2.4%
Aksigorta AS	14,835	51,676
Arcelik AS*	30,365	118,995
Asya Katilim Bankasi AS*	34,142	79,134
Aygaz AS	10,227	38,707
Dogan Sirketler Grubu Holdings	84,152	58,063
Eregli Demir ve Celik Fabrikalari TAS*	77,685	234,179
KOC Holding AS*	66,793	197,766
Petkim Petrokimya Holding*	3,273	16,005
Tekfen Holding AS*	31,586	103,679
Trakya Cam Sanayi AS*	16,162	20,137
Turk Sise ve Cam Fabrikalari AS*	45,024	56,401
Turkiye Is Bankasi	84,634	357,177
Turkiye Vakiflar Bankasi TAO*	49,100	140,117
		1,472,036
TOTAL COMMON STOCKS
(Identified Cost $54,770,923)		58,762,154

PREFERRED STOCKS — 2.3%
Brazil — 2.3%
Banco do Estado do Rio Grande do Sul SA	10,700	90,345
Klabin SA, PF	49,600	151,278
Suzano Papel e Celulose SA	13,200	155,428
Telemar Norte Leste SA, PR A	5,200	185,808
Usinas Siderurgicas de Minas Gerais SA, PF A	27,525	780,850
		1,363,709
Malaysia — 0.0%
TA Global Bhd	55,560	5,679
		5,679
TOTAL PREFERRED STOCKS
(Identified Cost $1,190,631)		1,369,388

RIGHTS & WARRANTS — 0.0%
Brazil — 0.0%
JBS SA(a)*	33	264
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		264

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	484,026	484,026
		484,027
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $484,027)		484,027

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED) (Continued)

Total Investments — 99.9%
(Identified Cost $56,445,581)#	60,615,833
Cash and Other Assets, Less liabilities — 0.1%	59,780
Net Assets — 100.0%	$60,675,613

†	See Note 1.
*	Non-income producing security.
(a)	Fair Value security.
#
At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $56,445,581. Net unrealized appreciation aggregated $4,170,252 of which $10,623,603 related to appreciated investment securities and $6,453,351 related to depreciated investment securities.

Key to abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Real Estate Investment Trusts (REITs) — 99.1%
Acadia Realty Trust	8,122	$137,018
Agree Realty Corp.	1,000	23,290
Alexander's, Inc.*	600	182,652
Alexandria Real Estate Equities, Inc.	8,900	572,181
AMB Property Corp.	32,445	828,970
American Campus Communities, Inc.	11,107	312,107
Apartment Investment & Management Co.	26,029	414,382
Ashford Hospitality Trust, Inc.*	21,300	98,832
Associated Estates Realty Corp.	2,900	32,683
AvalonBay Communities, Inc.	17,991	1,477,241
BioMed Realty Trust, Inc.	21,008	331,506
Boston Properties, Inc.	29,475	1,976,888
Brandywine Realty Trust	24,804	282,766
BRE Properties, Inc.	11,150	368,842
Camden Property Trust	13,847	586,697
CBL & Associates Properties, Inc.	23,889	231,007
Cedar Shopping Centers, Inc.	9,700	65,960
Cogdell Spencer, Inc.	6,600	37,356
Colonial Properties Trust	10,625	124,631
Corporate Office Properties Trust	12,100	443,223
Cousins Properties, Inc.	12,733	97,153
DCT Industrial Trust, Inc.	44,160	221,683
Developers Diversified Realty Corp.	34,512	319,581
DiamondRock Hospitality Co.	24,424	206,871
Digital Realty Trust, Inc.	16,310	820,067
Douglas Emmett, Inc.	28,938	412,366
Duke Realty Corp.	49,611	603,766
DuPont Fabros Technology, Inc.	9,219	165,850
EastGroup Properties, Inc.	5,000	191,400
Education Realty Trust, Inc.	7,800	37,752
Entertainment Properties Trust	7,200	253,944
Equity Lifestyle Properties, Inc.	6,400	323,008
Equity One, Inc.	18,800	303,996
Equity Residential	62,300	2,104,494
Essex Property Trust, Inc.	6,300	526,995
Extra Space Storage, Inc.	18,600	214,830
Federal Realty Investment Trust	13,551	917,674
FelCor Lodging Trust, Inc.*	11,300	40,680
Feldman Mall Properties, Inc.*	500	47
First Industrial Realty Trust, Inc.*	11,400	59,622
First Potomac Realty Trust	5,500	69,135
Glimcher Realty Trust	8,200	22,140
HCP, Inc.	64,591	1,972,609
Health Care REIT, Inc.	25,100	1,112,432
Healthcare Realty Trust, Inc.	13,626	292,414
Hersha Hospitality Trust	10,400	32,656
Highwoods Properties, Inc.	15,300	510,255
Home Properties, Inc.	6,900	329,199
Hospitality Properties Trust	26,600	630,686
Host Hotels & Resorts, Inc.*	133,576	1,558,832
HRPT Properties Trust	53,600	346,792
Inland Real Estate Corp.	18,431	150,213
Kilroy Realty Corp.	9,000	276,030
Kimco Realty Corp.	83,827	1,134,179
Kite Realty Group Trust	9,900	40,293
LaSalle Hotel Properties	11,100	235,653
Lexington Realty Trust	22,614	137,493
Liberty Property Trust	23,828	762,734
Mack-Cali Realty Corp.	17,700	611,889
Maguire Properties, Inc.*	10,100	15,251
Medical Properties Trust, Inc.	18,000	180,000
Mid-America Apartment Communities, Inc.	6,200	299,336
Mission West Properties, Inc.	4,004	28,789
Monmouth Real Estate Investment Corp., Class A	6,321	47,028
National Retail Properties, Inc.	17,400	369,228
Nationwide Health Properties, Inc.	22,600	795,068
Omega Healthcare Investors, Inc.	18,605	361,867
One Liberty Properties, Inc.*	1,887	16,568
Parkway Properties, Inc.	4,600	95,772
Pennsylvania Real Estate Investment Trust	8,700	73,602
Post Properties, Inc.	9,900	194,040
ProLogis	94,629	1,295,471
PS Business Parks, Inc.	5,000	250,250
Public Storage	38,253	3,115,707
Ramco-Gershenson Properties Trust	3,800	36,252
Realty Income Corp.	22,900	593,339
Regency Centers Corp.	18,180	637,391
Saul Centers, Inc.	3,600	117,936
Senior Housing Properties Trust	27,800	607,986
Simon Property Group, Inc.	56,972	4,546,366
SL Green Realty Corp.	16,900	849,056
Sovran Self Storage, Inc.	5,300	189,369
Strategic Hotels & Resorts, Inc.*	15,800	29,388
Sun Communities, Inc.	3,900	77,025
Sunstone Hotel Investors, Inc.*	15,878	140,997
Supertel Hospitality, Inc.*	2,197	3,295
Tanger Factory Outlet Centers	8,211	320,147
Taubman Centers, Inc.	11,423	410,200
The Macerich Co.	19,582	703,973
U-Store-It Trust	15,800	115,656
UDR, Inc.	33,836	556,264
UMH Properties, Inc.	1,815	15,391
Universal Health Realty Income Trust	2,200	70,466
Urstadt Biddle Properties, Class A	3,200	48,864
Urstadt Biddle Properties, Inc.	1,000	15,000
Ventas, Inc.	35,078	1,534,312
Vornado Realty Trust	34,808	2,434,472
Washington Real Estate Investment Trust	13,350	367,792
Weingarten Realty Investors	27,000	534,330
Winthrop Realty Trust	2,978	32,341
		48,701,230
TOTAL COMMON STOCKS
(Identified Cost $56,780,360)		48,701,230

SHORT-TERM INVESTMENTS — 2.0%
Other — 2.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	970,001	970,001
		970,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $970,002)		970,002
Total Investments# — 101.1%
(Identified Cost $57,750,362)		49,671,232
Liabilities, Less Cash and Other Assets — (1.1%)		(538,027)
Net Assets — 100.0%		$49,133,205

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2009 the aggregate cost of investment securities for income tax purposes was $57,750,362. Net unrealized depreciation aggregated $8,079,130 of which $2,045,341 related to appreciated investment securities and $10,124,471 related to depreciated investment securities.

See notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**
Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (89.1%)
Consumer Discretionary — (18.9%)
*	ABILIT Corp.	450,500	$570,801
	Accordia Golf Co., Ltd.	1,227	1,310,943
	Aeon Fantasy Co., Ltd.	60,432	647,027
	Aichi Machine Industry Co., Ltd.	285,000	1,167,315
*	Aigan Co., Ltd.	61,600	338,179
	Aisan Industry Co., Ltd.	133,600	1,362,301
*	Akebono Brake Industry Co., Ltd.	296,500	1,483,959
#*	Alpen Co., Ltd.	18,600	276,692
	Alpha Corp.	31,700	227,349
*	Alpine Electronics, Inc.	217,800	2,309,881
	Amiyaki Tei Co., Ltd.	239	488,008
	Amuse, Inc.	29,999	316,082
*	Anrakutei Co., Ltd.	50,000	228,746
	AOI Advertising Promotion, Inc.	39,000	207,425
	AOKI Holdings, Inc.	137,500	1,368,178
	Aoyama Trading Co., Ltd.	116,300	1,484,494
	Arnest One Corp.	61,700	626,239
#*	Asahi Co., Ltd.	4,400	65,546
#*	Asahi Tec Corp.	2,201,000	569,105
#	Asatsu-DK, Inc.	53,600	1,055,115
*	ASKUL Corp.	27,600	501,355
	Asti Corp.	50,000	99,884
#*	Atom Corp.	139,300	333,886
	Atsugi Co., Ltd.	701,000	845,842
	Autobacs Seven Co., Ltd.	43,300	1,288,383
#	Avex Group Holdings, Inc.	151,400	1,205,125
	Bals Corp.	7	5,164
#	Best Denki Co., Ltd.	271,000	944,050
	Bic Camera, Inc.	501	178,285
	Bookoff Corp.	7,900	85,712
*	Calsonic Kansei Corp.	506,000	1,413,339
	Can Do Co., Ltd.	9	9,002
*	Carchs Holdings Co., Ltd.	710,600	252,191
	Catena Corp.	92,000	197,134
	Chiyoda Co., Ltd.	136,600	1,766,574
	Chofu Seisakusho Co., Ltd.	104,500	2,180,784
	Chori Co., Ltd.	658,000	732,292
	Chuo Spring Co., Ltd.	205,000	637,191
#*	Clarion Co., Ltd.	689,000	707,355
	Cleanup Corp.	119,300	872,032
#	Colowide Co., Ltd.	200,450	1,292,602
#*	Columbia Music Entertainment, Inc.	157,000	54,725
	Corona Corp.	84,800	1,127,159
	Cross Plus, Inc.	22,000	241,306
#	Culture Convenience Club Co., Ltd.	141,400	677,890
#	Daido Metal Co., Ltd.	144,000	346,337
	Daidoh, Ltd.	125,600	856,002
#*	Daiei, Inc. (The)	223,900	770,805
	Daikoku Denki Co., Ltd.	49,400	842,944
	Daimaruenawin Co., Ltd.	400	2,504
	Dainichi Co., Ltd.	57,700	354,054
	Daisyo Corp.	63,200	841,365
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	8,981
#	Daiwabo Holdings Co., Ltd.	466,000	978,992
	DCM Japan Holdings Co., Ltd.	241,300	1,403,171
	Descente, Ltd.	260,000	1,252,516
#	Doshisha Co., Ltd.	62,600	1,399,475
	Doutor Nichires Holdings Co., Ltd.	172,286	2,219,130

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Dynic Corp.	127,000	$184,025
	Eagle Industry Co., Ltd.	136,000	685,845
#*	Econach Co., Ltd.	177,000	76,137
#	Edion Corp.	266,500	2,879,338
	Exedy Corp.	120,500	2,509,740
	F&A Aqua Holdings, Inc.	60,638	653,132
	FCC Co., Ltd.	44,700	791,738
	Fine Sinter Co., Ltd.	49,000	104,909
	Foster Electric Co., Ltd.	81,900	2,436,490
#	France Bed Holdings Co., Ltd.	759,000	1,086,292
#	Fuji Co., Ltd.	100,200	1,885,328
	Fuji Corp., Ltd.	113,900	415,768
#*	Fuji Kiko Co., Ltd.	151,000	149,667
#	Fuji Kyuko Co., Ltd.	356,000	1,815,974
	Fuji Oozx, Inc.	6,000	15,565
	Fujibo Holdings, Inc.	46,000	74,899
	Fujikura Rubber, Ltd.	74,000	259,426
#	Fujita Kanko, Inc.	402,100	1,607,716
#	Fujitsu General, Ltd.	334,000	1,040,477
	Furukawa Battery Co., Ltd.	71,000	534,493
	Futaba Industrial Co., Ltd.	73,800	617,913
	G-7 Holdings, Inc.	29,200	169,047
*	Gajoen Kanko Co	37,000	—
#	Gakken Holdings Co., Ltd.	327,000	830,380
	Genki Sushi Co., Ltd.	19,200	245,449
	GEO Co., Ltd.	1,255	1,265,350
#	GLOBERIDE, Inc.	433,000	505,689
#*	Goldwin, Inc.	175,000	322,361
	Gourmet Kineya Co., Ltd.	67,000	386,053
#*	GSI Creos Corp.	194,000	197,950
#	Gulliver International Co., Ltd.	8,380	586,286
	Gunze, Ltd.	624,000	2,298,243
#	H2O Retailing Corp.	130,000	752,788
	Hakuyosha Co., Ltd.	88,000	259,406
	Happinet Corp.	36,100	465,294
	Haruyama Trading Co., Ltd.	49,900	193,692
*	Haseko Corp.	1,933,000	1,379,084
	Heiwa Corp.	68,900	704,498
#	Hiday Hidaka Corp.	6,900	74,273
	Hikari Tsushin, Inc.	49,100	894,520
#	Himaraya Co., Ltd.	38,300	135,612
	HIS Co., Ltd.	108,500	1,974,074
#	Hitachi Koki Co., Ltd.	81,800	940,529
	Horipro, Inc.	47,000	364,319
*	I Metal Technology Co., Ltd.	150,000	177,613
#*	Ichibanya Co., Ltd.	3,400	78,196
	Ichikawa Co., Ltd.	63,000	111,691
*	Ichikoh Industries, Ltd.	289,000	454,634
*	Ikyu Corp.	192	86,404
	Imasen Electric Industrial Co., Ltd.	54,400	695,813
	Imperial Hotel, Ltd.	10,250	179,247
#*	Impress Holdings, Inc.	112,400	224,330
*	Intage, Inc.	1,300	22,360
	Ishizuka Glass Co., Ltd.	109,000	231,110
*	Izuhakone Railway Co., Ltd.	300	17,394
*	Izutsuya Co., Ltd.	350,000	143,934
#*	Janome Sewing Machine Co., Ltd.	37,000	21,858
#	Japan Vilene Co., Ltd.	166,000	776,277
	Japan Wool Textile Co., Ltd. (The)	308,000	1,880,241
	Jeans Mate Corp.	38,208	203,435
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	112,031

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Joban Kosan Co., Ltd.	221,000	$347,283
#	Joshin Denki Co., Ltd.	196,000	1,530,117
	Juntendo Co., Ltd.	35,000	46,510
#*	JVC Kenwood Holdings, Inc.	2,477,300	1,154,559
#	Kabuki-Za Co., Ltd.	39,000	1,511,677
#	Kadokawa Holdings, Inc.	91,900	2,150,836
	Kanto Auto Works, Ltd.	178,600	1,614,754
#*	Kappa Create Co., Ltd.	3,750	81,503
	Kasai Kogyo Co., Ltd.	119,000	329,327
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	299,601
#*	Kawashima Selkon Textiles Co., Ltd.	335,000	260,661
*	Kayaba Industry Co., Ltd.	726,000	2,302,064
	Keihin Corp.	57,300	856,572
#	Keiyo Co., Ltd.	195,000	834,212
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,368,585
#*	Kinki Nippon Tourist Co., Ltd.	46,000	36,300
	Kinugawa Rubber Industrial Co., Ltd.	198,000	437,088
#	Kisoji Co., Ltd.	87,000	1,817,682
	Koekisha Co., Ltd.	13,600	223,306
	Kohnan Shoji Co., Ltd.	91,600	985,461
#	Kojima Co., Ltd.	126,600	742,509
	Komatsu Seiren Co., Ltd.	145,000	587,334
	Komeri Co., Ltd.	59,600	1,590,147
	Konaka Co., Ltd.	104,960	335,728
	Kourakuen Corp.	1,100	14,022
#	K’s Holdings Corp.	130,772	3,925,693
	Ku Holdings Co., Ltd.	68,200	225,603
	Kura Corp.	283	754,051
	Kurabo Industries, Ltd.	856,000	1,304,417
	Kuraudia Co., Ltd.	4,800	61,526
	Kuroganeya Co., Ltd.	14,000	46,509
	Kyoritsu Maintenance Co., Ltd.	49,660	685,807
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	563,708
	Kyowa Leather Cloth Co., Ltd.	73,500	258,513
#*	Laox Co., Ltd.	706,000	835,034
*	Look, Inc.	588,000	521,597
*	Magara Construction Co., Ltd.	135,000	—
*	Mamiya-Op Co., Ltd.	285,000	228,363
	Marche Corp.	23,000	175,778
	Mars Engineering Corp.	45,500	1,098,333
	Maruei Department Store Co., Ltd.	142,000	178,791
#*	Maruzen Co., Ltd. (6569583)	85,000	69,527
	Maruzen Co., Ltd. (6573498)	46,000	222,678
#*	Matsuya Co., Ltd.	162,500	1,463,327
	Matsuya Foods Co., Ltd.	59,400	839,060
*	Meiwa Industry Co., Ltd.	38,000	54,906
	Mikuni Corp.	114,000	121,325
#*	Misawa Homes Co., Ltd.,	77,000	234,842
#	Misawa Resort Co., Ltd.	190,000	306,385
*	Mitsuba Corp.	152,690	651,529
	Mitsui Home Co., Ltd.	167,000	802,943
	Mizuno Corp.	450,000	2,210,480
	Mos Food Services, Inc.	110,000	1,745,773
	MR Max Corp.	123,800	587,842
	Musashi Seimitsu Industry Co., Ltd.	33,400	778,373
#*	Naigai Co., Ltd.	2,723,000	1,442,813
#	Nexyz Corp.	3,700	90,392
*	Nice Holdings, Inc.	335,000	733,855
*	Nichimo Corp.	667,000	—
	Nidec Copal Corp.	108,700	1,501,888
#	Nidec Tosok Corp.	61,000	657,237

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Nihon Tokushu Toryo Co., Ltd.	56,000	$236,935
	Nippon Felt Co., Ltd.	67,200	279,953
*	Nippon Piston Ring Co., Ltd.	293,000	274,806
	Nippon Seiki Co., Ltd.	148,400	1,698,878
#	Nishimatsuya Chain Co., Ltd.	222,800	1,959,497
	Nissan Shatai Co., Ltd.	407,023	3,637,130
	Nissen Holdings Co., Ltd.	207,400	614,427
	Nissin Kogyo Co., Ltd.	64,300	1,001,898
	Nittan Valve Co., Ltd.	82,800	236,552
*	Nitto Kako Co., Ltd.	98,000	63,535
	Noritsu Koki Co., Ltd.	96,200	657,965
#*	Omikenshi Co., Ltd.	176,000	107,443
*	Onward Holdings Co., Ltd.	186,000	1,150,814
	Pacific Golf Group International Holdings KK	668	456,033
	Pacific Industrial Co., Ltd.	183,000	965,911
*	Pal Co., Ltd.	2,000	34,664
	PanaHome Corp.	440,200	2,834,155
	Parco Co., Ltd.	270,800	2,331,167
#	Paris Miki Holdings, Inc.	164,400	1,380,151
#*	PIA Corp.	28,800	371,472
	Piolax, Inc.	44,500	760,801
#*	Pioneer Electronic Corp.	48,700	151,029
	Plenus Co., Ltd.	15,400	209,014
*	Point, Inc.	3,850	215,118
	Press Kogyo Co., Ltd.	375,000	705,330
	Resorttrust, Inc.	164,008	1,938,701
*	Rhythm Watch Co., Ltd.	443,000	622,804
	Right On Co., Ltd.	70,525	544,298
	Riken Corp.	359,000	1,169,317
#	Ringer Hut Co., Ltd.	74,800	954,148
	Riso Kyoiku Co., Ltd.	785	47,058
	Roland Corp.	88,300	789,916
	Round One Corp.	15,000	88,965
#	Royal Co., Ltd.	138,200	1,412,691
	Ryohin Keikaku Co., Ltd.	33,300	1,211,981
*	Sagami Chain Co., Ltd.	77,000	664,847
#*	Sagami Co., Ltd.	239,000	362,518
	Sagami Rubber Industries Co., Ltd.	15,000	39,132
	Saint Marc Holdings Co., Ltd.	37,300	1,018,038
#	Saizeriya Co., Ltd.	168,800	2,770,086
*	Sakai Ovex Co., Ltd.	205,000	176,589
*	Sanden Corp.	487,000	1,256,534
	Sanoh Industrial Co., Ltd.	114,900	693,688
#	Sanrio Co., Ltd.	229,900	1,752,511
	Sanyo Housing Nagoya Co., Ltd.	354	295,976
#	Sanyo Shokai, Ltd.	462,000	1,360,960
	Scroll Corp.	77,300	259,224
#	Seiko Holdings Corp.	391,407	727,325
	Seiren Co., Ltd.	215,100	1,490,276
	Senshukai Co., Ltd.	159,600	811,409
#*	Seven Seas Holdings Co., Ltd.	827,000	300,934
#	Shikibo, Ltd.	497,000	782,214
	Shimachu Co., Ltd.	89,600	1,765,872
	Shinyei Kaisha	96,000	134,213
*	Shiroki Co., Ltd.	302,000	591,469
#	Shobunsha Publications, Inc.	353,700	2,122,722
	Shochiku Co., Ltd.	416,400	3,696,496
	Showa Corp.	247,300	1,493,581
#*	Silver Seiko, Ltd.	742,000	48,180
	SKY Perfect JSAT Holdings, Inc.	1,241	494,246
	SNT Corp.	93,800	228,629

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
*	Sofmap Co., Ltd.	43,100	$76,068
	Soft99 Corp.	71,500	387,948
	Sotoh Co., Ltd.	49,700	450,921
	SPK Corp.	16,800	228,298
*	Studio Alice Co., Ltd.	6,100	52,961
*	Suminoe Textile Co., Ltd.	260,000	311,104
	Sumitomo Forestry Co., Ltd.	197,266	1,488,304
#*	Suzutan Co., Ltd.	26,200	61,054
*	SxL Corp.	493,000	217,704
	Tac Co., Ltd.	1,300	5,235
	Tachikawa Corp.	50,800	241,764
	Tachi-S Co., Ltd.	119,440	1,183,175
	Taiho Kogyo Co., Ltd.	95,200	671,462
	Takamatsu Construction Group Co., Ltd.	96,400	1,217,232
	Taka-Q Co., Ltd.	73,000	118,134
#*	Take & Give Needs Co., Ltd.	1,380	171,558
*	Tamron Co., Ltd.	7,900	80,568
#*	Tasaki Shinju Co., Ltd.	714,000	781,243
	Taya Co., Ltd.	5,000	36,630
*	TBK Co., Ltd.	72,000	128,762
*	TDF Corp.	22,000	25,939
	Teikoku Piston Ring Co., Ltd.	108,100	420,431
	Teikoku Sen-I Co., Ltd.	78,000	382,165
	Telepark Corp.	315	559,718
#*	Ten Allied Co., Ltd.	50,000	169,327
	Tigers Polymer Corp.	59,000	196,968
	Toabo Corp.	346,000	208,119
	Toei Co., Ltd.	339,000	1,806,619
#*	Tohoku Misawa Homes Co., Ltd.	37,500	74,447
*	Tokai Kanko Co., Ltd.	505,999	147,745
	Tokai Rubber Industries, Ltd.	106,300	1,101,033
#*	Tokai Senko K.K.	284,000	274,642
	Token Corp.	7,710	173,046
	Tokyo Dome Corp.	638,200	1,894,546
	Tokyo Individualized Educational Institute, Inc.	3,200	5,393
	Tokyo Kaikan Co., Ltd.	12,000	43,865
	Tokyo Soir Co., Ltd.	49,000	102,285
	Tokyo Style Co., Ltd.	316,700	2,348,255
	Tokyotokeiba Co., Ltd.	876,000	1,263,415
	Tokyu Recreation Co., Ltd.	77,000	432,479
#	Tomy Co., Ltd.	313,193	2,570,756
#*	Tonichi Carlife Group, Inc.	318,000	342,955
	Topre Corp.	180,100	1,605,158
*	Toridoll.Corp.	23	39,349
*	Totenko Co., Ltd.	57,000	96,660
#*	Touei Housing Corp.	118,740	994,458
*	Tow Co., Ltd.	4,800	26,782
	Toyo Radiator Co., Ltd.	253,000	534,041
*	Toyo Tire & Rubber Co., Ltd.	711,000	1,328,705
	Toyobo Co., Ltd.	1,507,000	2,362,528
	TS Tech Co., Ltd.	58,700	1,195,643
#*	Tsukamoto Co., Ltd.	67,000	50,477
	Tsutsumi Jewelry Co., Ltd.	53,300	1,074,413
	TV Tokyo Corp.	3,200	61,927
*	Unipres Corp.	32,100	509,809
	United Arrows, Ltd.	2,300	19,163
*	Unitika, Ltd.	1,629,000	1,223,507
#	U-Shin, Ltd.	94,500	523,381
	Watabe Wedding Corp.	29,500	323,195
#	Watami Food Service Co., Ltd.	118,100	2,125,165
	Xebio Co., Ltd.	52,800	931,143

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Yamato International, Inc.	43,000	$151,828
	Yellow Hat, Ltd.	73,700	542,393
	Yokohama Reito Co., Ltd.	175,000	1,132,102
#	Yomiuri Land Co., Ltd.	246,000	819,023
	Yonex Co., Ltd.	40,000	277,290
#	Yorozu Corp.	73,500	987,961
#	Yoshinoya Holdings Co., Ltd.	2,168	2,330,575
#	Zenrin Co., Ltd.	127,400	1,476,072
#	Zensho Co., Ltd.	362,900	2,516,078
Total Consumer Discretionary			236,217,321

Consumer Staples — (9.1%)
#	Aderans Holdings Co., Ltd.	142,450	1,678,417
*	Aeon Hokkaido Corp.	424,900	1,253,633
	Ahjikan Co., Ltd.	10,500	90,760
	Arcs Co., Ltd.	2,000	26,302
#	Ariake Japan Co., Ltd.	111,700	1,668,510
	Cawachi, Ltd.	81,200	1,456,010
	CFS Corp.	122,000	624,109
#	Chubu Shiryo Co., Ltd.	89,000	858,173
	Chuo Gyorui Co., Ltd.	93,000	183,877
	Circle K Sunkus Co., Ltd.	2,800	34,540
#	Coca-Cola Central Japan Co., Ltd.	116,500	1,453,584
	Cocakara Fine Holdings, Inc.	36,060	655,967
	CVS Bay Area, Inc.	55,000	68,217
*	Dr Ci:Labo Co., Ltd.	4	8,164
	DyDo Drinco, Inc.	54,800	1,697,981
	Echo Trading Co., Ltd.	11,000	110,662
	Ensuiko Sugar Refining Co., Ltd.	103,000	181,926
	Fancl Corp.	170,300	3,078,359
#*	First Baking Co., Ltd.	183,000	236,796
	Fuji Oil Co., Ltd.	155,000	2,270,910
	Fujicco Co., Ltd.	117,600	1,363,681
#*	Fujiya Co., Ltd.	549,000	1,017,270
	Hagoromo Foods Corp.	40,000	448,706
	Harashin Narus Holdings Co., Ltd.	61,500	700,844
#*	Hayashikane Sangyo Co., Ltd.	336,000	427,405
	Heiwado Co., Ltd.	173,100	1,998,784
#	Hohsui Corp.	120,000	133,385
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	425,720
	Hokuto Corp.	105,700	2,207,778
	Inageya Co., Ltd.	175,000	1,802,606
	ITO EN, Ltd.	2,400	36,140
	Itochu-Shokuhin Co., Ltd.	28,600	957,619
	Itoham Foods, Inc.	693,800	2,591,479
	Izumiya Co., Ltd.	292,000	1,252,990
	J-Oil Mills, Inc.	513,000	1,536,530
#	Kameda Seika Co., Ltd.	70,000	1,241,117
	Kasumi Co., Ltd.	211,000	1,033,754
	Kato Sangyo Co., Ltd.	114,500	2,095,642
	Key Coffee, Inc.	76,600	1,309,783
	Kirindo Co., Ltd.	32,800	140,094
	Kose Corp.	10,100	204,209
	Kyodo Shiryo Co., Ltd.	353,000	430,470
	Kyokuyo Co., Ltd.	370,000	733,585
	Life Corp.	183,900	3,162,984
	Lion Corp.	3,000	14,635
#	Mandom Corp.	82,200	2,331,084
	Marudai Food Co., Ltd.	443,000	1,327,405
#	Maruetsu, Inc. (The)	414,000	1,785,803
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,253,598

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
*	Maruya Co., Ltd.	14,000	$16,234
	Matsumotokiyoshi Holdings Co., Ltd.	14,600	321,405
*	Maxvalu Tohok Co., Ltd.	18,200	128,504
#	Maxvalu Tokai Co., Ltd.	59,400	674,400
*	Megmilk Snow Brand Co., Ltd.	180,000	2,647,769
#	Meito Sangyo Co., Ltd.	62,300	849,669
	Mercian Corp.	413,000	867,852
#	Mikuni Coca-Cola Bottling Co., Ltd.	183,600	1,431,884
	Milbon Co., Ltd.	42,840	911,318
	Ministop Co., Ltd.	80,600	976,989
	Mitsui Sugar Co., Ltd.	465,850	1,506,940
#	Miyoshi Oil & Fat Co., Ltd.	261,000	390,717
#	Morinaga & Co., Ltd.	909,000	1,907,303
	Morinaga Milk Industry Co., Ltd.	852,000	3,368,645
	Morishita Jinton Co., Ltd.	47,800	133,530
	Morozoff, Ltd.	108,000	355,740
#	Nagatanien Co., Ltd.	118,000	1,095,829
#	Nakamuraya Co., Ltd.	203,000	1,042,764
#	Nichimo Co., Ltd.	112,000	178,312
	Nichirei Corp.	17,000	59,019
#	Nihon Chouzai Co., Ltd.	22,380	480,612
	Niitaka Co., Ltd.	7,260	71,926
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,328,915
	Nippon Flour Mills Co., Ltd.	604,000	3,004,560
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	290,370
	Nippon Suisan Kaisha, Ltd.	514,500	1,453,030
#	Nisshin Oillio Group, Ltd. (The)	548,000	2,754,976
	Nissin Sugar Manufacturing Co., Ltd.	149,000	322,542
	Nitto Flour Milling Co., Ltd.	64,000	235,412
#	Oenon Holdings, Inc.	247,000	457,822
	Oie Sangyo Co., Ltd.	20,900	185,412
	Okuwa Co., Ltd.	125,000	1,195,520
	Olympic Corp.	65,000	438,627
	Oriental Yeast Co., Ltd.	101,000	511,493
	Pietro Co., Ltd.	10,300	90,736
#	Pigeon Corp.	67,800	2,654,857
	Poplar Co., Ltd.	25,760	154,875
	Prima Meat Packers, Ltd.	705,000	720,276
	Riken Vitamin Co., Ltd.	79,300	1,890,975
	Rock Field Co., Ltd.	47,800	623,199
	Ryoshoku, Ltd.	110,500	2,890,487
	S Foods, Inc.	80,500	701,199
	Sakata Seed Corp.	171,000	2,475,702
*	San-A Co., Ltd.	600	22,582
	Shoei Foods Corp.	44,000	207,006
	Showa Sangyo Co., Ltd.	557,000	1,803,921
	Sogo Medical Co., Ltd.	23,000	518,640
	Sonton Food Industry Co., Ltd.	43,000	288,880
	Starzen Corp.	279,000	704,597
	Sugi Holdings Co., Ltd.	3,400	74,700
	Takara Holdings, Inc.	45,000	258,984
	Three F Co., Ltd.	17,700	108,384
	Tobu Store Co., Ltd.	215,000	634,934
	Toho Co., Ltd.	158,000	587,815
	Tohto Suisan Co., Ltd.	120,000	184,176
	Torigoe Co., Ltd.	84,500	703,581
	Toyo Sugar Refining Co., Ltd.	157,000	207,914
	Tsukiji Uoichiba Co., Ltd.	57,000	79,102
	Tsuruha Holdings, Inc.	45,200	1,616,554
*	Unicafe, Inc.	14,260	87,514
	Unicharm Petcare Corp.	73,900	2,257,255

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Unimat Offisco Corp.	85,100	$811,107
	UNY Co., Ltd.	78,800	555,696
	Valor Co., Ltd.	173,600	1,344,767
	Warabeya Nichiyo Co., Ltd.	51,360	573,770
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	475,479
#	Yaoko Co., Ltd.	42,200	1,327,815
	Yomeishu Seizo Co., Ltd.	100,000	903,389
	Yonekyu Corp.	98,000	835,067
	Yuasa Funashoku Co., Ltd.	112,000	247,653
#	Yukiguni Maitake Co., Ltd.	104,256	453,915
	Yutaka Foods Corp.	6,000	92,249
Total Consumer Staples			114,367,789

Energy — (1.2%)
	AOC Holdings, Inc.	139,600	747,825
#	BP Castrol K.K.	69,800	254,507
*	Fuji Kosan Co., Ltd.	264,000	193,730
	Itochu Enex Co., Ltd.	321,400	1,323,784
	Japan Oil Transportation Co., Ltd.	79,000	160,610
	Kanto Natural Gas Development Co., Ltd.	169,000	879,947
#	Kyoei Tanker Co., Ltd.	115,000	244,283
	Mitsuuroko Co., Ltd.	178,700	1,198,308
#	Modec, Inc.	89,200	1,709,297
#	Nippon Gas Co., Ltd.	148,900	2,399,159
	Nippon Seiro Co., Ltd.	64,000	91,844
#	Sala Corp.	129,500	798,635
	San-Ai Oil Co., Ltd.	259,000	1,004,524
	Shinko Plantech Co., Ltd.	154,800	1,569,688
	Sinanen Co., Ltd.	259,000	1,077,618
	Toa Oil Co., Ltd.	360,000	388,438
	Toyo Kanetsu K.K.	466,000	844,518
Total Energy			14,886,715

Financials — (9.4%)
	Aichi Bank, Ltd. (The)	34,100	2,468,717
	Airport Facilities Co., Ltd.	138,870	703,448
	Akita Bank, Ltd. (The)	666,400	2,615,122
#	Aomori Bank, Ltd. (The)	611,000	1,417,655
#*	Arealink Co., Ltd.	3,000	135,810
#	Awa Bank, Ltd. (The)	121,000	645,716
#	Bank of Iwate, Ltd. (The)	57,400	3,167,980
	Bank of Nagoya, Ltd. (The)	327,297	1,181,931
	Bank of Okinawa, Ltd. (The)	74,500	2,740,033
	Bank of Saga, Ltd. (The)	584,000	1,700,363
	Bank of the Ryukyus, Ltd.	121,780	1,392,761
#*	Cedyna Financial Corp.	502,350	912,081
	Century Tokyo Leasing Corp.	308,990	3,288,960
*	Chiba Kogyo Bank, Ltd. (The)	169,600	1,282,083
	Chukyo Bank, Ltd. (The)	727,000	2,162,139
	Daiko Clearing Services Corp.	49,700	201,240
#*	Daikyo, Inc.	536,000	1,154,711
*	Daisan Bank, Ltd. (The)	621,000	1,574,404
	Daishi Bank, Ltd. (The)	411,000	1,373,228
	Daito Bank, Ltd. (The)	498,000	326,850
	Ehime Bank, Ltd. (The)	593,000	1,681,320
	Eighteenth Bank, Ltd. (The)	614,000	1,823,609
*	FIDEA Holdings Co., Ltd.	21,500	37,397
*	Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	510,559
#	Fukui Bank, Ltd. (The)	841,000	2,708,070
*	Fukushima Bank, Ltd.	836,000	469,460
	Fuyo General Lease Co., Ltd.	91,300	1,932,069

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
	Goldcrest Co., Ltd.	55,870	$1,564,484
	Heiwa Real Estate Co., Ltd.	171,000	550,141
	Higashi-Nippon Bank, Ltd.	626,000	1,203,333
	Higo Bank, Ltd. (The)	162,000	902,669
	Hokkoku Bank, Ltd. (The)	634,000	2,268,819
	Hokuetsu Bank, Ltd. (The)	875,000	1,381,012
	Hyakugo Bank, Ltd. (The)	408,000	1,804,737
	Hyakujishi Bank, Ltd. (The)	359,000	1,260,638
	IBJ Leasing Co., Ltd.	96,200	1,749,016
	Ichiyoshi Securities Co., Ltd.	160,600	1,078,719
#	Iida Home Max	18,200	289,985
	Juroku Bank, Ltd.	365,000	1,332,851
#*	Kabu.Com Securities Co., Ltd.	1,055	1,018,884
	Kagawa Bank, Ltd. (The)	269,350	926,463
*	Kanto Tsukuba Bank, Ltd. (The)	188,800	563,667
*	Keiyo Bank, Ltd. (The)	55,000	244,695
*	Kenedix, Inc.	1,183	382,794
	Kirayaka Bank, Ltd.	98,000	87,133
#	Kita-Nippon Bank, Ltd. (The)	29,706	794,282
	Kiyo Holdings, Inc.	2,135,900	2,571,559
#	Kobayashi Yoko Co., Ltd.	268,200	869,543
#	Kosei Securities Co., Ltd.	295,000	289,439
*	Leopalace21 Corp.	150,000	621,529
	Marusan Securities Co., Ltd.	256,000	1,398,174
	Michinoku Bank, Ltd. (The)	524,000	943,562
*	Minato Bank, Ltd. (The)	1,190,000	1,318,899
*	Mito Securities Co., Ltd.	271,000	601,609
#	Miyazaki Bank, Ltd. (The)	494,000	1,407,326
#*	Mizuho Investors Securities Co., Ltd.	1,056,000	1,029,323
#	Monex Group, Inc.	2,941	1,007,121
	Musashino Bank, Ltd.	78,100	1,852,379
	Nagano Bank, Ltd. (The)	314,000	639,556
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,193,425	388,228
#	Nisshin Fudosan Co., Ltd.	103,700	439,738
	Ogaki Kyoritsu Bank, Ltd. (The)	522,000	1,646,242
	Oita Bank, Ltd. (The)	491,900	1,768,746
	Okasan Securities Group, Inc.	594,000	2,876,911
	Ricoh Leasing Co., Ltd.	88,200	1,755,641
#	RISA Partners, Inc.	479	301,115
	San-in Godo Bank, Ltd. (The)	79,000	615,436
#	Sankei Building Co., Ltd.	182,100	1,142,542
	Sapporo Hokuyo Holdings, Inc.	482,700	1,752,015
#	Shikoku Bank, Ltd.	742,000	2,361,475
#	Shimizu Bank, Ltd.	32,100	1,303,127
	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,377,389
*	Sun Frontier Fudousan Co., Ltd.	208	32,568
	Takagi Securities Co., Ltd.	208,000	379,796
	TOC Co., Ltd.	422,050	1,601,914
	Tochigi Bank, Ltd.	386,000	1,646,636
	Toho Bank, Ltd.	759,200	2,296,463
	Toho Real Estate Co., Ltd.	157,900	888,938
	Tohoku Bank, Ltd.	390,000	589,050
	Tokai Tokyo Financial Holdings, Inc.	898,000	3,517,287
#	Tokushima Bank, Ltd.	267,200	935,854
	Tokyo Rakutenchi Co., Ltd.	222,000	912,240
#	Tokyo Tatemono Co., Ltd.	722,000	2,777,336
	Tokyo Theatres Co., Inc.	299,000	455,161
	Tokyo Tomin Bank, Ltd.	110,100	1,498,518
#	Tokyu Livable, Inc.	102,300	881,040
	Tomato Bank, Ltd.	397,000	837,570

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Financials — (Continued)
#	Tottori Bank, Ltd.	328,000	$876,505
#*	Towa Bank, Ltd.	876,000	586,976
*	Toyo Securities Co., Ltd.	307,000	560,438
	Yachiyo Bank, Ltd.	1,400	31,617
	Yamagata Bank, Ltd.	584,500	2,748,098
	Yamanashi Chuo Bank, Ltd.	354,000	1,413,827
	Yuraku Real Estate Co., Ltd.	281,000	891,306
Total Financials			117,649,800

Health Care — (3.4%)
	Aloka Co., Ltd.	89,000	627,797
	As One Corp.	69,568	1,223,048
	ASKA Pharmaceutical Co., Ltd.	101,000	692,320
*	BML, Inc.	1,200	32,755
	Create Medic Co., Ltd.	28,000	260,922
	Eiken Chemical Co., Ltd.	78,900	728,206
	Falco Biosystems, Ltd.	34,300	327,515
#	Fuso Pharmaceutical Industries, Ltd.	322,000	961,588
	Hitachi Medical Corp.	84,000	701,396
	Hogy Medical Co., Ltd.	50,300	2,443,241
	Iwaki & Co., Ltd.	55,000	140,898
*	J Bridge Corp.	1,048,400	203,620
	Japan Medical Dynamic Marketing, Inc.	44,900	101,109
#	Jeol, Ltd.	268,000	953,283
	JMS Co., Ltd.	126,000	493,913
	Kaken Pharmaceutical Co., Ltd.	348,000	2,956,775
	Kawamoto Corp.	4,000	17,184
	Kawanishi Holdings, Ltd.	7,400	57,127
	Kawasumi Laboratories, Inc.	45,000	267,080
	Kissei Pharmaceutical Co., Ltd.	3,000	59,101
	Kyorin Co., Ltd.	177,000	2,593,162
	Mochida Pharmaceutical Co., Ltd.	33,000	295,181
	Nichii Gakkan Co	242,400	2,161,255
	Nihon Kohden Corp.	151,200	2,407,204
	Nikkiso Co., Ltd.	237,000	1,332,137
#	Nippon Chemiphar Co., Ltd.	131,000	359,940
	Nippon Shinyaku Co., Ltd.	237,000	2,650,027
	Nipro Corp.	180,100	3,725,398
	Nissui Pharmaceutical Co., Ltd.	66,100	465,207
	Paramount Bed Co., Ltd.	91,100	1,927,350
	Rion Co., Ltd.	5,000	25,731
	Rohto Pharmaceutical Co., Ltd.	17,000	196,074
	Sawai Pharmaceutical Co., Ltd.	4,500	257,370
	Seikagaku Corp.	188,300	1,976,951
	Ship Health Care Holdings, Inc.	940	516,136
#*	So-Net M3, Inc.	35	105,864
#	SSP Co., Ltd.	298,000	1,585,925
	Toho Holdings Co., Ltd.	10,000	119,789
	Torii Pharmaceutical Co., Ltd.	72,200	1,368,956
#	Towa Pharmaceutical Co., Ltd.	54,000	2,490,263
*	Vital Ksk Holdings, Inc.	142,400	840,648
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	350,983
#	Zeria Pharmaceutical Co., Ltd.	140,000	1,280,755
Total Health Care			42,281,184

Industrials — (24.3%)
*	A&A Material Corp.	235,000	168,263
#	Advan Co., Ltd.	99,400	602,837
*	Advanex, Inc.	119,000	88,814
	Aeon Delight Co., Ltd.	96,400	1,365,836
	Aica Kogyo Co., Ltd.	236,500	2,399,559

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Aichi Corp.	174,200	$657,895
	Aida Engineering, Ltd.	265,700	776,895
#	Airtech Japan, Ltd.	26,700	139,134
	Alps Logistics Co., Ltd.	52,500	460,517
	Altech Co., Ltd.	23,000	35,837
	Altech Corp.	37,150	221,190
	Amano Corp.	269,000	2,308,672
	Ando Corp.	257,000	281,049
	Anest Iwata Corp.	149,000	484,344
*	AOMI Construction Co., Ltd.	211,000	—
	Asahi Diamond Industrial Co., Ltd.	245,000	1,758,130
	Asahi Holdings, Inc.	120,450	1,841,007
	Asahi Kogyosha Co., Ltd.	99,000	391,847
*	Asanuma Corp.	1,337,000	935,207
	Asia Air Survey Co., Ltd.	32,000	78,655
	Asunaro Aoki Construction Co., Ltd.	166,500	887,091
	Ataka Construction & Engineering Co., Ltd.	60,000	136,045
	Bando Chemical Industries, Ltd.	340,000	977,185
	Bidec Servo Corp.	78,000	408,757
	Biken Techno Corp.	14,100	63,352
	Bunka Shutter Co., Ltd.	239,000	806,012
	Central Glass Co., Ltd.	601,000	2,300,288
	Central Security Patrols Co., Ltd.	44,700	446,254
	Chudenko Corp.	150,600	1,899,653
	Chugai Ro Co., Ltd.	327,000	857,645
	CKD Corp.	229,700	1,748,126
	Commuture Corp.	148,202	937,122
	Comsys Holdings Corp.	51,600	542,814
	Cosel Co., Ltd.	130,700	1,565,395
	CTI Engineering Co., Ltd.	44,000	219,538
	Dai-Dan Co., Ltd.	156,000	830,051
	Daido Kogyo Co., Ltd.	145,000	225,186
	Daifuku Co., Ltd.	192,500	1,230,730
	Daihen Corp.	459,000	1,649,597
#*	Daiho Corp.	1,019,000	656,450
#*	Daiichi Chuo Kisen Kaisha	259,000	552,801
#	Daiichi Jitsugyo Co., Ltd.	194,000	504,250
	Daimei Telecom Engineering Corp.	140,000	1,064,542
#	Daiseki Co., Ltd.	147,263	2,969,960
*	Daisue Construction Co., Ltd.	271,500	105,790
	Daiwa Industries, Ltd.	169,000	780,197
	Daiwa Odakyu Construction Co., Ltd.	63,500	166,537
#	Danto Holdings Corp.	484,000	476,372
	Denyo Co., Ltd.	90,600	688,843
*	Dijet Industrial Co., Ltd.	81,000	113,045
	DMW Corp.	4,800	84,315
*	Dream Incubator, Inc.	168	110,247
*	Duskin Co., Ltd.	137,100	2,443,392
#*	Enshu, Ltd.	215,000	167,611
	Freesia Macross Corp.	1,355,000	262,156
*	Fuji Electric Holdings Co., Ltd.	1,214,000	2,099,506
*	Fujisash Co., Ltd.	49,300	21,342
	Fujitec Co., Ltd.	304,000	1,647,953
*	Fukuda Corp.	683,000	1,201,280
	Fukusima Industries Corp.	29,700	255,175
#	Fukuyama Transporting Co., Ltd.	425,400	1,959,350
	Funai Consulting, Co., Ltd.	99,300	545,595
	Furukawa Co., Ltd.	1,390,000	1,645,414
	Furusato Industries, Ltd.	50,600	287,718
	Futaba Corp.	159,500	2,820,885
	Gecoss Corp.	113,600	477,789

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
*	Hamai Co., Ltd.	97,000	$93,915
	Hanwa Co., Ltd.	726,000	2,639,299
	Hazama Corp.	285,800	255,673
	Hibiya Engineering, Ltd.	130,000	1,146,899
	Hitachi Cable, Ltd.	390,000	1,179,479
*	Hitachi Construction Machinery Co., Ltd.	23,800	623,867
	Hitachi Metals Techno, Ltd.	57,500	226,428
	Hitachi Tool Engineering, Ltd.	94,000	863,039
	Hitachi Transport System, Ltd.	27,400	351,162
#*	Hitachi Zosen Corp.	1,506,500	2,051,819
	Hokuetsu Industries Co., Ltd.	96,000	124,668
	Hokuriku Electrical Construction Co., Ltd.	56,000	155,402
	Hosokawa Micron Corp.	144,000	530,778
*	Howa Machinery, Ltd.	379,000	203,905
	Ichiken Co., Ltd.	105,000	118,759
	Ichinen Holdings Co., Ltd.	71,100	272,857
#	Idec Corp.	131,900	860,127
	IHI Transport Machinery Co., Ltd.	73,000	321,804
#	Iino Kaiun Kaisha, Ltd.	337,400	1,434,626
	Inaba Denki Sangyo Co., Ltd.	86,000	1,969,760
	Inaba Seisakusho Co., Ltd.	60,800	603,501
	Inabata & Co., Ltd.	219,900	781,315
	Inui Steamship Co., Ltd.	80,800	567,389
#*	Iseki & Co., Ltd.	759,000	2,410,058
	Ishii Iron Works Co., Ltd.	110,000	193,307
*	Ishikawa Seisakusho, Ltd.	154,000	88,255
*	Ishikawajima Construction Materials Co., Ltd.	214,000	160,644
	Itoki Corp.	174,200	342,653
#	Iwatani International Corp.	847,000	2,426,648
#	Jalux, Inc.	43,300	417,150
	Jamco Corp.	82,000	443,797
	Japan Airport Terminal Co., Ltd.	57,800	783,881
#*	Japan Bridge Corp.	44,350	111,286
	Japan Foundation Engineering Co., Ltd.	95,600	195,774
	Japan Kenzai Co., Ltd.	93,440	368,412
	Japan Pulp & Paper Co., Ltd.	498,000	1,787,010
	Japan Steel Tower Co., Ltd.	44,000	140,902
	Japan Transcity Corp.	231,000	660,333
	JFE Shoji Holdings, Inc.	243,000	871,051
	K.R.S. Corp.	38,200	387,662
#*	Kamagai Gumi Co., Ltd.	583,800	346,931
	Kamei Corp.	118,000	557,557
	Kanaden Corp.	118,000	622,726
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,056,411
	Kanamoto Co., Ltd.	114,000	484,713
*	Kanematsu Corp.	1,442,625	1,074,166
#*	Kanematsu-NNK Corp.	125,000	155,534
#	Katakura Industries Co., Ltd.	115,900	1,001,437
	Kato Works Co., Ltd.	197,000	331,354
#*	Kawada Technologies, Inc.	105,600	1,690,698
	Kawagishi Bridge Works Co., Ltd.	38,000	99,813
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	260,781
#*	Keihin Co., Ltd. (The)	199,000	210,781
	Kimura Chemical Plants Co., Ltd.	59,400	526,291
#	Kinki Sharyo Co., Ltd.	203,000	1,591,398
	Kintetsu World Express, Inc.	99,400	2,589,174
#	Kitagawa Iron Works Co., Ltd.	335,000	299,079
#	Kitano Construction Corp.	252,000	622,536
	Kitazawa Sangyo Co., Ltd.	57,000	124,639
	Kitz Corp.	409,000	1,985,394
	Kodensha Co., Ltd. (The)	25,000	47,364

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Koike Sanso Kogyo Co., Ltd.	152,000	$433,220
	Koito Industries, Ltd.	102,000	335,010
	Kokuyo Co., Ltd.	107,825	860,550
	Komai Tekko, Inc.	109,000	196,515
	Komatsu Wall Industry Co., Ltd.	32,900	378,131
	Komori Corp.	109,000	1,203,884
	Kondotec, Inc.	40,500	234,425
*	Kosaido Co., Ltd.	386,900	812,924
	Kuroda Electric Co., Ltd.	109,900	1,600,511
	Kyodo Printing Co., Ltd.	303,000	816,212
	Kyoei Sangyo Co., Ltd.	97,000	199,216
	Kyokuto Boeki Kaisha, Ltd.	82,000	102,311
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	538,871
	Kyosan Electric Manufacturing Co., Ltd.	213,000	961,127
	Kyowa Exeo Corp.	306,000	2,603,675
	Kyudenko Corp.	235,000	1,404,255
#*	Lonseal Corp.	127,000	130,044
	Maeda Corp.	624,000	1,703,932
	Maeda Road Construction Co., Ltd.	291,000	2,144,380
*	Maezawa Industries, Inc.	59,300	104,824
	Maezawa Kaisei Industries Co., Ltd.	53,300	534,018
	Maezawa Kyuso Industries Co., Ltd.	50,400	715,849
*	Makino Milling Machine Co., Ltd.	322,000	1,231,926
	Marubeni Construction Material Lease Co., Ltd.	78,000	95,188
	Maruka Machinery Co., Ltd.	28,100	186,535
	Maruwn Corp.	66,000	157,366
#*	Maruyama Manufacturing Co., Inc.	150,000	263,716
	Maruzen Showa Unyu Co., Ltd.	327,000	1,053,411
#	Matsuda Sangyo Co., Ltd.	80,282	1,379,168
	Matsui Construction Co., Ltd.	98,600	383,710
	Max Co., Ltd.	184,000	1,839,762
#	Meidensha Corp.	764,050	3,446,728
*	Meiji Machine Co., Ltd.	213,000	78,061
#	Meiji Shipping Co., Ltd.	106,100	476,221
	Meisei Industrial Co., Ltd.	29,000	62,046
	Meitec Corp.	132,000	1,784,517
	Meito Transportation Co., Ltd.	22,000	187,423
#*	Meiwa Trading Co., Ltd.	140,000	265,298
	Mesco, Inc.	30,000	158,158
	Misumi Group, Inc.	29,700	508,388
	Mitani Corp.	52,600	306,163
#*	Mitsubishi Cable Industries, Ltd.	717,000	559,055
	Mitsubishi Kakoki Kaisha, Ltd.	248,000	632,848
	Mitsubishi Pencil Co., Ltd.	118,300	1,514,682
#	Mitsuboshi Belting, Ltd.	274,000	1,095,066
#	Mitsui Matsushima Co., Ltd.	338,000	536,728
#	Mitsui-Soko Co., Ltd.	475,000	1,720,249
	Mitsumura Printing Co., Ltd.	93,000	303,875
	Miura Co., Ltd.	132,100	3,344,167
	Miura Printing Corp.	19,000	41,169
#*	Miyaji Engineering Group, Inc.	1,872,175	1,534,737
#*	Miyakoshi Corp.	48,400	265,701
*	Mori Denki Mfg. Co., Ltd.	625,000	73,456
	Mori Seiki Co., Ltd.	111,700	1,001,446
	Morita Holdings Corp.	159,000	738,196
	Moshi Moshi Hotline, Inc.	116,700	2,097,979
	Mystar Engineering Corp.	15,600	46,087
	Nabtesco Corp.	174,000	1,993,393
	Nac Co., Ltd.	28,900	270,345
#*	Nachi-Fujikoshi Corp.	588,000	1,273,984
	Naikai Zosen Corp.	75,000	232,805

THE JAPANESE SMALL COMPANY SERIES

CONTINUED
		Shares	Value††
Industrials — (Continued)
	Nakano Corp.	103,000	$191,525
	Narasaki Sangyo Co., Ltd.	68,000	60,283
	NEC Capital Solutions, Ltd.	70,700	909,030
	NEC Networks & System Integration Corp.	127,000	1,534,014
	New Tachikawa Aircraft Co., Ltd.	9,900	476,979
*	Nichias Corp.	424,000	1,684,389
	Nichiban Co., Ltd.	122,000	373,979
*	Nichiha Corp.	112,480	699,965
	Nichireki Co., Ltd.	96,000	352,010
	Nihon Spindle Manufacturing Co., Ltd.	115,000	158,348
	Nikko Co., Ltd.	127,000	348,873
	Nippo Corp.	276,000	1,971,532
#	Nippon Carbon Co., Ltd.	396,000	1,129,820
#	Nippon Conveyor Co., Ltd.	168,000	128,982
	Nippon Densetsu Kogyo Co., Ltd.	204,000	1,646,901
	Nippon Denwa Shisetu Co., Ltd.	203,000	640,144
	Nippon Filcon Co., Ltd.	73,100	363,696
	Nippon Hume Corp.	91,000	255,778
	Nippon Jogesuido Sekkei Co., Ltd.	289	300,873
#	Nippon Kanzai Co., Ltd.	51,000	816,970
	Nippon Koei Co., Ltd.	272,000	822,012
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,641,224
#	Nippon Seisen Co., Ltd.	107,000	263,829
#	Nippon Sharyo, Ltd.	78,000	496,911
*	Nippon Shindo Co., Ltd.	8,000	9,356
	Nippon Signal Co., Ltd.	210,200	2,039,307
	Nippon Steel Trading Co., Ltd.	369,000	567,366
#	Nippon Thompson Co., Ltd.	255,000	1,268,128
*	Nippon Tungsten Co., Ltd.	81,000	102,947
	Nippon Yusoki Co., Ltd.	138,000	271,979
	Nishimatsu Construction Co., Ltd.	954,000	1,038,865
	Nishishiba Electric Co., Ltd.	101,000	167,455
	Nissei Corp.	104,600	723,398
*	Nissei Plastic Industrial Co., Ltd.	392,200	918,879
	Nissin Corp.	342,000	740,437
	Nissin Electric Co., Ltd.	41,000	204,076
	Nitchitsu Co., Ltd.	60,000	131,222
	Nitta Corp.	101,400	1,342,335
	Nitto Boseki Co., Ltd.	847,000	1,450,296
	Nitto Electric Works, Ltd.	150,700	1,492,008
	Nitto Kohki Co., Ltd.	73,500	1,588,264
	Nitto Seiko Co., Ltd.	140,000	331,633
*	Nittoc Construction Co., Ltd.	316,000	136,387
*	Noda Corp.	169,300	281,277
	Nomura Co., Ltd.	205,000	550,173
	Noritake Co., Ltd.	543,000	1,433,492
#	Noritz Corp.	100,900	1,317,621
*	Oak Capital Corp.	662,354	114,074
	Obayashi Road Corp.	106,000	160,453
	Oiles Corp.	119,142	1,667,645
	Okamoto Machine Tool Works, Ltd.	164,000	162,839
#	Okamura Corp.	342,900	1,574,216
#	Okano Valve Manufacturing Co.	58,000	495,007
*	Oki Electric Cable Co., Ltd.	117,000	147,091
#*	OKK Corp.	255,000	198,044
#	OKUMA Corp.	152,000	795,678
	Okumura Corp.	750,400	2,533,473
	O-M, Ltd.	105,000	324,314
	Onoken Co., Ltd.	70,000	484,891
	Organo Corp.	195,000	1,289,044
*	Oriental Shiraishi Corp.	442,800	4,754

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
*	Original Engineering Consultants Co., Ltd.	66,000	$82,672
#	OSG Corp.	116,800	1,214,454
	Oyo Corp.	107,500	959,904
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	253,816
	Park24 Co., Ltd.	131,900	1,402,892
*	Penta-Ocean Construction Co., Ltd.	841,000	828,862
	Pilot Corp.	759	854,420
	Pronexus, Inc.	133,400	798,916
	Raito Kogyo Co., Ltd.	193,700	415,448
	Rheon Automatic Machinery Co., Ltd.	64,000	160,172
*	Ryobi, Ltd.	558,200	1,462,700
*	Sailor Pen Co., Ltd.	127,000	77,730
	Sakai Heavy Industries, Ltd.	126,000	170,898
*	Sakurada Co., Ltd.	225,000	60,390
#*	Sanix, Inc.	157,400	300,671
	Sanki Engineering Co., Ltd.	261,000	1,832,389
#	Sanko Metal Industrial Co., Ltd.	118,000	313,055
*	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,493,044
	Sankyu, Inc.	445,000	2,288,996
	Sanritsu Corp.	17,800	109,821
	Sanwa Holdings Corp.	326,000	835,351
	Sanyo Denki Co., Ltd.	214,000	712,904
	Sanyo Engineering & Construction, Inc.	48,000	140,732
	Sanyo Industries, Ltd.	102,000	132,694
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,210,352
	Sato Corp.	108,600	1,128,101
	Sato Shoji Corp.	65,300	325,675
*	Sawafuji Electric Co., Ltd.	48,000	79,759
	Secom Joshinetsu Co., Ltd.	33,900	709,769
	Secom Techno Service Co., Ltd.	40,500	1,053,357
	Seibu Electric Industry Co., Ltd.	67,000	253,396
	Seika Corp.	267,000	570,201
*	Seikitokyu Kogyo Co., Ltd.	335,000	178,858
	Seino Holdings Co., Ltd.	157,000	996,555
	Sekisui Jushi Co., Ltd.	162,000	1,248,202
#	Senko Co., Ltd.	371,000	1,295,145
	Senshu Electric Co., Ltd.	37,300	332,651
#	Shibusawa Warehouse Co., Ltd.	259,000	867,668
	Shibuya Kogyo Co., Ltd.	82,300	708,335
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,088,607
	Shin Nippon Air Technologies Co., Ltd.	84,980	532,897
	Shin-Keisei Electric Railway Co., Ltd.	174,000	693,798
#	Shin-Kobe Electric Machinery Co., Ltd.	109,000	1,089,401
	Shinmaywa Industries, Ltd.	403,000	1,232,592
#	Shinnihon Corp.	215,900	323,113
	Shinsho Corp.	284,000	476,182
*	Shinwa Kaiun Kaisha, Ltd.	409,000	1,053,078
#	Sho-Bond Corp.	98,100	1,622,598
#	Shoko Co., Ltd.	316,000	367,821
#	Showa Aircraft Industry Co., Ltd.	112,000	685,215
	Showa KDE Co., Ltd.	124,000	125,237
	Sinfonia Technology Co., Ltd.	496,000	948,974
	Sintokogio, Ltd.	191,800	1,365,890
	Soda Nikka Co., Ltd.	67,000	222,099
	Sohgo Security Services Co., Ltd.	142,100	1,592,950
#	Space Co., Ltd.	73,420	483,030
	Subaru Enterprise Co., Ltd.	59,000	174,152
	Sugimoto & Co., Ltd.	34,100	288,215
	Sumitomo Densetsu Co., Ltd.	104,600	519,247
*	Sumitomo Mitsui Construction Co., Ltd.	122,000	96,014
#	Sumitomo Precision Products Co., Ltd.	176,000	513,861

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Sumitomo Warehouse Co., Ltd.	292,000	$1,324,365
#	Sun Wave Corp.	785,000	2,515,561
*	Suzuki Metal Industry Co., Ltd.	71,000	128,884
*	SWCC Showa Holdings Co., Ltd.	831,000	717,505
	Tadano, Ltd.	157,579	655,650
	Taihei Dengyo Kaisha, Ltd.	152,000	1,355,149
	Taihei Kogyo Co., Ltd.	257,000	1,077,835
	Taiheiyo Kouhatsu, Inc.	95,000	64,156
	Taikisha, Ltd.	125,600	1,686,970
	Takada Kiko Co., Ltd.	350,000	562,311
	Takano Co., Ltd.	52,000	254,186
	Takara Printing Co., Ltd.	38,055	286,188
	Takara Standard Co., Ltd.	515,000	2,864,420
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,503,080
#*	Takashima & Co., Ltd.	137,000	188,198
	Takigami Steel Construction Co., Ltd.	50,000	106,934
	Takisawa Machine Tool Co., Ltd.	191,000	127,471
*	Takuma Co., Ltd.	297,000	728,916
*	Tanseisha Co., Ltd.	74,000	138,971
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	529,192
	TECHNO ASSOCIE Co., Ltd.	58,400	391,465
	Techno Ryowa, Ltd.	71,390	328,424
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	595,385
*	Tekken Corp.	521,000	450,416
	Teraoka Seisakusho Co., Ltd.	53,600	227,607
	Toa Corp.	744,000	733,141
	Toa Doro Kogyo Co., Ltd.	155,000	204,361
#*	Tobishima Corp.	1,548,500	299,741
#	Tocalo Co., Ltd.	51,600	866,275
	Toda Corp.	623,000	1,996,678
	Todentu Corp.	121,000	218,300
	Toenec Corp.	246,000	1,402,961
	Tokai Lease Co., Ltd.	86,000	131,243
#	Toko Electric Corp.	88,000	445,730
	Tokyo Biso Kogyo Corp.	19,000	142,803
	Tokyo Energy & Systems, Inc.	126,000	796,959
#	Tokyo Keiki, Inc.	265,000	346,171
#	Tokyo Kikai Seisakusho, Ltd.	304,000	329,562
	Tokyo Sangyo Co., Ltd.	78,000	205,802
	Tokyu Community Corp.	48,200	1,055,370
	Toli Corp.	207,000	366,796
#	Tomoe Corp.	115,500	259,875
	Tonami Holdings Co., Ltd.	331,000	660,657
	Toppan Forms Co., Ltd.	17,900	186,675
#*	Tori Holdings Co., Ltd.	230,100	71,835
#	Torishima Pump Manufacturing Co., Ltd.	100,000	2,174,804
#	Toshiba Machine Co., Ltd.	249,000	954,681
	Toshiba Plant Kensetsu Co., Ltd.	219,450	2,770,397
	Tosho Printing Co., Ltd.	243,000	416,199
	Totetsu Kogyo Co., Ltd.	122,000	670,760
*	Totoku Electric Co., Ltd.	101,000	91,341
#	Toyo Electric Co., Ltd.	156,000	1,249,268
	Toyo Engineering Corp.	628,400	1,850,098
*	Toyo Machinery & Metal Co., Ltd.	61,000	96,890
	Toyo Shutter Co., Ltd.	11,800	75,780
#	Toyo Tanso Co, Ltd.	19,400	943,100
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	492,536
	Trinity Industrial Corp.	56,000	190,189
	Trusco Nakayama Corp.	101,500	1,413,159
	Tsubakimoto Chain Co.	579,700	2,280,269
	Tsubakimoto Kogyo Co., Ltd.	97,000	190,548

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Industrials — (Continued)
#	Tsugami Corp.	265,000	$622,070
	Tsukishima Kikai Co., Ltd.	140,000	834,058
	Tsurumi Manufacturing Co., Ltd.	94,000	703,398
	Tsuzuki Denki Co., Ltd.	75,000	241,944
	TTK Co., Ltd.	62,000	188,244
	Uchida Yoko Co., Ltd.	171,000	449,799
	Ueki Corp.	455,000	617,663
#	Union Tool Co.	67,100	1,767,995
	Utoc Corp.	96,400	237,344
*	Venture Link Co., Ltd.	405,500	65,337
#*	Wakachiku Construction Co., Ltd.	2,549,000	1,124,949
#	Weathernews, Inc.	26,700	312,628
	Yahagi Construction Co., Ltd.	151,000	980,569
	Yamabiko Corp.	28,782	290,831
	Yamato Corp.	82,000	282,070
	Yamaura Corp.	40,500	89,016
	Yamazen Co., Ltd.	306,600	1,085,605
	Yasuda Warehouse Co., Ltd. (The)	98,200	651,966
	Yokogawa Bridge Holdings Corp.	139,400	1,073,551
	Yondenko Corp.	133,800	703,684
	Yuasa Trading Co., Ltd.	779,000	630,685
	Yuken Kogyo Co., Ltd.	156,000	204,777
	Yurtec Corp.	230,000	1,227,111
	Yusen Air & Sea Service Co., Ltd.	9,700	134,030
	Yushin Precision Equipment Co., Ltd.	53,534	726,311
Total Industrials			304,150,997

Information Technology — (10.5%)
#	Ai Holdings Corp.	182,600	577,640
	Aichi Tokei Denki Co., Ltd.	113,000	325,891
	Aiphone Co., Ltd.	70,900	1,203,984
#*	Allied Telesis Holdings K.K.	470,700	268,865
	Alpha Systems, Inc.	36,000	671,330
*	Alps Electric Co., Ltd.	487,500	2,860,115
*	Anritsu Corp.	435,000	1,397,555
	AOI Electronics Co., Ltd.	37,400	622,084
*	Apic Yamada Corp.	36,000	71,860
*	Asahi Net, Inc.	1,000	3,113
#	CAC Corp.	69,100	493,510
	Canon Electronics, Inc.	68,200	1,470,420
	Canon Finetech, Inc.	106,970	1,408,026
#	Capcom Co., Ltd.	138,600	2,297,140
	Chino Corp.	158,000	359,258
*	CMK Corp.	70,100	507,414
	Computer Engineering & Consulting, Ltd.	61,500	319,739
	Core Corp.	45,700	339,141
	Cresco, Ltd.	23,200	118,482
#*	CSK Holdings Corp.	144,200	678,785
*	Cybernet Systems Co, Ltd.	22	9,046
	Cybozu, Inc.	615	246,665
*	Daiko Denshi Tsushin, Ltd.	17,000	30,060
*	Dainippon Screen Manufacturing Co., Ltd.	652,000	2,876,055
	Denki Kogyo Co., Ltd.	237,000	1,034,696
	DKK TOA Corp.	31,000	63,971
	DTS Corp.	84,900	803,460
#	Dwango Co., Ltd.	230	430,337
	eAccess, Ltd.	4,312	2,534,408
	Eizo Nanao Corp.	75,600	1,807,691
*	Elna Co., Ltd.	97,000	88,662
	ESPEC Corp.	79,800	389,690
#*	FDK Corp.	469,000	694,566

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Fuji Soft, Inc.	121,100	$1,940,804
*	Fujitsu Component, Ltd.	172	43,146
	Fujitsu Frontech, Ltd.	78,600	589,519
	Fuso Dentsu Co., Ltd.	16,000	55,230
	Future Architect, Inc.	1,439	571,738
	GMO Internet, Inc.	25,000	100,999
	Hakuto Co., Ltd.	79,700	694,873
*	Hioki EE Corp.	200	3,530
	Hitachi Business Solution Co., Ltd.	43,200	318,065
	Hitachi Kokusai Electric, Inc.	292,500	2,553,556
#	Hochiki Corp.	97,000	540,717
#	Hokuriku Electric Industry Co., Ltd.	308,000	525,382
	Horiba, Ltd.	91,600	2,200,825
	Hosiden Corp.	243,000	2,602,132
	Icom, Inc.	49,700	1,073,748
#*	Ikegami Tsushinki Co., Ltd.	174,000	131,579
	Ines Corp.	172,500	1,335,720
	I-Net Corp.	47,800	263,198
	Information Services International-Dentsu, Ltd.	84,500	496,177
	Internet Initiative Japan, Inc.	45	80,615
#	Ishii Hyoki Co., Ltd.	23,700	293,229
	IT Holdings Corp.	262,001	2,998,865
	ITC Networks Corp.	36	79,665
*	Iwatsu Electric Co., Ltd.	303,000	241,917
	Japan Aviation Electronics Industry, Ltd.	300,600	2,020,950
	Japan Business Computer Co., Ltd.	74,900	465,707
	Japan Cash Machine Co., Ltd.	98,115	871,677
	Japan Digital Laboratory Co., Ltd.	110,800	1,243,503
	Japan Radio Co., Ltd.	435,000	803,206
#	Jastec Co., Ltd.	61,400	309,247
	JBIS Holdings, Inc.	79,600	269,788
	JIEC Co., Ltd.	199	153,183
	Kaga Electronics Co., Ltd.	97,300	961,143
#	Kakaku.com, Inc.	507	1,970,798
	Kanematsu Electronics, Ltd.	83,100	729,605
	Kawatetsu Systems, Inc.	174	137,581
	Koa Corp.	148,700	1,182,949
*	Kubotek Corp.	401	111,675
	Kyoden Co., Ltd.	160,000	172,935
	Kyowa Electronic Instruments Co., Ltd.	52,000	151,573
	Macnica, Inc.	56,400	851,130
	Marubun Corp.	96,100	589,662
	Maruwa Co., Ltd.	36,500	778,743
#	Maspro Denkoh Corp.	61,000	523,889
	Megachips Corp.	87,300	1,227,221
*	Meisei Electric Co., Ltd.	359,000	271,177
	Melco Holdings, Inc.	9,000	162,070
	Mimasu Semiconductor Industry Co., Ltd.	95,081	1,142,413
	Miroku Jyoho Service Co., Ltd.	107,000	239,859
*	Mitsui High-Tec, Inc.	138,700	1,149,777
	Mitsui Knowledge Industry Co., Ltd.	3,688	654,424
*	Mutoh Holdings Co., Ltd.	160,000	240,997
*	Nagano Japan Radio Co., Ltd.	85,000	118,542
*	Nagano Keiki Co., Ltd.	600	3,752
	Nakayo Telecommunications, Inc.	543,000	920,906
#*	NEC Electronics Corp.	63,300	525,769
	NEC Fielding, Ltd.	108,800	1,471,300
	NEC Mobiling, Ltd.	49,600	1,216,719
	Net One Systems Co., Ltd.	1,889	2,127,352
*	Netmarks, Inc.	523	85,772
	Nichicon Corp.	265,000	2,810,656

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
#	Nidec Sankyo Corp.	200,000	$1,689,519
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,250,572
#*	Nihon Inter Electronics Corp.	104,700	271,937
	Nihon Unisys, Ltd.	169,700	1,214,435
*	Nippon Avionics Co., Ltd.	83,000	149,649
#	Nippon Ceramic Co., Ltd.	86,700	1,071,696
*	Nippon Chemi-Con Corp.	466,000	1,705,633
	Nippon Systemware Co., Ltd.	30,000	95,603
	Nohmi Bosai, Ltd.	134,000	810,062
	NS Solutions Corp.	55,700	878,418
#	NSD Co., Ltd.	173,800	1,793,136
#	Obic Business Consultants Co., Ltd.	12,400	486,127
	Okaya Electric Industries Co., Ltd.	73,000	197,482
*	Oki Electric Industry Co., Ltd.	2,062,000	1,710,786
	Ono Sokki Co., Ltd.	103,000	431,178
	Origin Electric Co., Ltd.	105,000	276,110
	Osaki Electric Co., Ltd.	128,000	1,149,604
	Panasonic Electric Works Information Systems Co., Ltd.	2,600	65,820
	PCA Corp.	17,500	143,110
#*	Pixela Corp.	19,200	68,590
*	Rikei Corp.	61,000	45,346
	Riken Keiki Co., Ltd.	77,800	528,336
#	Roland DG Corp.	57,500	720,234
	Ryoden Trading Co., Ltd.	152,000	748,438
	Ryosan Co., Ltd.	122,000	2,870,369
	Ryoyo Electro Corp.	108,000	857,741
#	Sanken Electric Co., Ltd.	300,000	848,964
	Sanko Co., Ltd.	22,000	62,519
	Sanshin Electronics Co., Ltd.	108,100	742,145
	Satori Electric Co., Ltd.	56,380	335,424
*	Saxa Holdings, Inc.	194,000	312,921
*	Sekonic Corp.	36,000	42,640
#*	Shibaura Mechatronics Corp.	171,000	568,643
*	Shindengen Electric Manufacturing Co., Ltd.	296,000	659,013
	Shinkawa, Ltd.	68,400	1,085,945
	Shinko Shoji Co., Ltd.	75,900	602,774
#	Shizuki Electric Co., Inc.	103,000	361,632
#	Siix Corp.	83,700	1,032,902
*	Simplex Technology, Inc.	210	96,756
#	SMK Corp.	265,000	1,530,733
	So-Net Entertainment Corp.	223	506,361
*	SPC Electronics Corp.	48,200	60,011
#	SRA Holdings, Inc.	49,700	438,512
	Star Micronics Co., Ltd.	133,000	1,097,769
#	Sumida Corp.	66,249	502,870
	Sumisho Computer Systems Corp.	123,500	1,691,463
#	SUNX, Ltd.	117,400	388,049
#	SystemPro Co., Ltd.	676	306,852
	Tachibana Eletech Co., Ltd.	62,400	448,687
	Taiyo Yuden Co., Ltd.	230,000	2,977,634
*	Tamura Corp.	253,000	772,504
*	Teac Corp.	11,000	4,051
*	Tecmo Koei Holdings Co., Ltd.	182,030	1,332,863
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	355,123
	TKC Corp.	96,500	1,831,093
#*	Toko, Inc.	331,000	401,814
	Tokyo Denpa Co., Ltd.	24,900	156,294
	Tokyo Electron Device, Ltd.	352	411,947
*	Tokyo Seimitsu Co., Ltd.	110,000	1,329,161
	Tomen Electronics Corp.	50,600	491,311
#	Topcon Corp.	154,800	774,347

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Tose Co., Ltd.	23,100	$147,998
*	Toshiba TEC Corp.	341,000	1,292,490
	Toukei Computer Co., Ltd.	27,710	341,586
#*	Towa Corp.	7,100	72,354
	Toyo Corp.	110,600	847,293
#*	Trans Cosmos, Inc.	136,100	1,090,592
	Tsuzuki Densan Co., Ltd.	22,500	57,616
#	Ulvac, Inc.	86,700	2,107,379
#*	Uniden Corp.	121,000	234,971
*	Wacom Co., Ltd.	965	2,104,572
	XNET Corp.	21	29,282
#*	Yamaichi Electronics Co., Ltd.	260,900	488,184
	Yaskawa Information Systems Corp.	40,000	131,739
	Ye Data, Inc.	43,000	64,104
	Yokowo Co., Ltd.	69,500	376,456
#	Zuken, Inc.	95,200	631,824
Total Information Technology			131,216,636

Materials — (11.6%)
	Achilles Corp.	670,000	939,981
	Adeka Corp.	341,200	3,013,213
	Agro-Kanesho Co., Ltd.	7,000	60,005
#	Aichi Steel Corp.	367,000	1,616,820
	Arakawa Chemical Industries, Ltd.	67,700	794,014
	Araya Industrial Co., Ltd.	204,000	266,192
	Aronkasei Co., Ltd.	124,000	483,573
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	742,380
	Chuetsu Pulp & Paper Co., Ltd.	395,000	675,830
#*	Chugai Mining Co., Ltd.	852,400	374,918
	Chugoku Marine Paints, Ltd.	233,000	1,632,239
#*	Chugokukogyo Co., Ltd.	105,000	102,112
	Chuo Denki Kogyo Co., Ltd.	90,000	659,507
#	Co-Op Chemical Co., Ltd.	159,000	228,258
*	Dai Nippon Toryo, Ltd.	488,000	472,838
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	436,804
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	305,688
#	Daiken Corp.	439,000	958,311
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,197,151
	Daio Paper Corp.	120,500	979,994
	Daiso Co., Ltd.	356,000	850,779
	DC Co., Ltd.	113,900	275,899
	DIC Corp.	250,000	425,865
	Dowa Holdings Co., Ltd.	283,000	1,565,858
	Dynapac Co., Ltd.	25,000	74,226
#	FP Corp.	63,900	2,884,037
	Fujikura Kasei Co., Ltd.	94,500	467,469
	Fumakilla, Ltd.	85,000	401,739
	Geostar Corp.	88,000	82,800
	Godo Steel, Ltd.	542,000	1,172,594
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	643,195
	Harima Chemicals, Inc.	78,000	418,682
	Hodogaya Chemical Co., Ltd.	281,000	870,502
	Hokkan Holdings, Ltd.	210,000	490,790
	Hokko Chemical Industry Co., Ltd.	90,000	251,719
#	Hokuetsu Kishu Paper Co., Ltd.	601,199	2,998,010
#	Hokushin Co., Ltd.	64,000	99,839
	Honshu Chemical Industry Co., Ltd.	35,000	139,061
	Ihara Chemical Industry Co., Ltd.	155,000	419,204
#	ISE Chemicals Corp.	86,000	410,824
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,042,090
	Japan Carlit Co., Ltd.	59,800	273,584

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
	JSP Corp.	106,700	$1,124,202
#	Kanto Denka Kogyo Co., Ltd.	194,000	1,460,077
	Katakura Chikkarin Co., Ltd.	43,000	129,268
	Kawakin Holdings Co., Ltd.	11,000	34,872
	Kawasaki Kasei Chemicals, Ltd.	121,000	137,772
	Koatsu Gas Kogyo Co., Ltd.	166,000	988,000
#	Kohsoku Corp.	62,800	455,642
	Konishi Co., Ltd.	67,500	687,329
#	Kumiai Chemical Industry Co., Ltd.	227,000	706,324
	Kureha Corp.	627,500	3,094,792
	Kurosaki Harima Corp.	286,000	500,929
	Kyoei Steel, Ltd.	8,900	164,024
#	Lintec Corp.	87,400	1,758,590
	MEC Co., Ltd.	61,200	400,550
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,286,274
*	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	886,302
*	Mitsui Mining & Smelting Co., Ltd.	389,000	1,011,028
	Mory Industries, Inc.	154,000	327,776
	Nakabayashi Co., Ltd.	181,000	377,037
	Nakayama Steel Works, Ltd.	443,000	607,407
	Neturen Co., Ltd.	153,800	978,563
	Nichia Steel Works, Ltd.	175,900	484,658
	Nifco, Inc.	162,700	3,250,123
#	Nihon Kagaku Sangyo Co., Ltd.	79,000	514,282
#	Nihon Nohyaku Co., Ltd.	219,000	1,234,311
	Nihon Parkerizing Co., Ltd.	230,000	2,730,498
	Nihon Seiko Co., Ltd.	18,000	32,935
*	Nippon Carbide Industries Co., Inc.	201,000	245,541
	Nippon Chemical Industrial Co., Ltd.	281,000	590,934
*	Nippon Chutetsukan K.K.	97,000	124,272
	Nippon Chuzo K.K.	136,000	151,186
	Nippon Coke & Engineering Co., Ltd.	772,500	875,056
#	Nippon Concrete Industries Co., Ltd.	157,000	197,789
#	Nippon Denko Co., Ltd.	372,000	2,221,404
	Nippon Fine Chemical Co., Ltd.	90,600	653,584
#	Nippon Kasei Chemical Co., Ltd.	355,000	695,979
	Nippon Kayaku Co., Ltd.	248,000	2,238,551
*	Nippon Kinzoku Co., Ltd.	222,000	351,095
	Nippon Koshuha Steel Co., Ltd.	438,000	401,392
*	Nippon Light Metal Co., Ltd.	1,115,000	961,152
#	Nippon Metal Industry Co., Ltd.	592,000	892,267
#	Nippon Paint Co., Ltd.	727,200	4,400,761
	Nippon Pigment Co., Ltd.	43,000	79,956
*	Nippon Pillar Packing Co., Ltd.	83,000	365,223
	Nippon Soda Co., Ltd.	525,000	1,891,323
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	310,000	2,380,519
	Nippon Valqua Industries, Ltd.	313,000	591,898
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,525,700
	Nittetsu Mining Co., Ltd.	281,000	1,319,075
	Nitto FC Co., Ltd.	72,000	360,315
	NOF Corp.	701,000	2,935,926
#	Okabe Co., Ltd.	186,900	611,055
	Okamoto Industries, Inc.	401,000	1,522,229
*	Okura Industrial Co., Ltd.	211,000	583,833
	Osaka Organic Chemical Industry, Ltd.	66,000	250,400
	Osaka Steel Co., Ltd.	81,400	1,368,080
#	Osaka Titanium Technologies Co., Ltd.	31,000	854,353
	Pacific Metals Co., Ltd.	210,000	1,593,562
#	Pack Corp. (The)	66,200	912,566
*	Rengo Co., Ltd.	21,090	125,353
	Riken Technos Corp.	197,000	460,514

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
*	S Science Co., Ltd.	3,252,000	$104,750
#	S.T. Chemical Co., Ltd.	84,400	932,469
	Sakai Chemical Industry Co., Ltd.	355,000	1,614,890
	Sakata INX Corp.	214,000	834,724
	Sanyo Chemical Industries, Ltd.	340,000	1,777,780
	Sanyo Special Steel Co., Ltd.	542,300	2,371,170
	Sekisui Plastics Co., Ltd.	245,000	1,159,465
	Shikoku Chemicals Corp.	202,000	1,180,432
	Shinagawa Refractories Co., Ltd.	224,000	522,851
	Shin-Etsu Polymer Co., Ltd.	241,800	1,435,582
	Shinko Wire Co., Ltd.	185,000	278,478
*	Showa Denko K.K.	29,900	59,547
	Somar Corp.	43,000	104,924
#	Stella Chemifa Corp.	42,100	2,211,350
	Sumitomo Bakelite Co., Ltd.	223,000	1,101,354
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	993,713
	Sumitomo Osaka Cement Co., Ltd.	225,000	345,983
	Sumitomo Pipe & Tube Co., Ltd.	108,100	555,493
	Sumitomo Seika Chemicals Co., Ltd.	238,000	895,609
#	T. Hasegawa Co., Ltd.	128,600	1,822,829
*	Taiheiyo Cement Corp.	99,000	112,936
	Taisei Lamick Co., Ltd.	18,500	428,961
	Takasago International Corp.	339,000	1,621,492
	Takiron Co., Ltd.	243,000	623,856
	Tayca Corp.	151,000	407,130
	Tenma Corp.	98,900	1,114,412
#*	Titan Kogyo K.K.	59,000	109,402
	Toagosei Co., Ltd.	897,000	3,376,161
#	Toda Kogyo Corp.	158,000	1,286,917
#	Toho Titanium Co., Ltd.	65,400	995,067
#	Toho Zinc Co., Ltd.	425,000	2,096,556
	Tokai Carbon Co., Ltd.	387,000	1,926,723
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,241,602
	Tokyo Ohka Kogyo Co., Ltd.	111,900	2,081,371
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,559,629
#*	Tomoegawa Paper Co., Ltd.	125,000	246,701
	Tomoku Co., Ltd.	294,000	641,528
	Topy Industries, Ltd.	748,000	1,355,131
	Toyo Ink Manufacturing Co., Ltd.	541,000	2,083,012
	Toyo Kohan Co., Ltd.	273,000	1,424,871
	TYK Corp.	142,000	301,180
	Ube Material Industries, Ltd.	275,000	638,783
	Wood One Co., Ltd.	169,000	404,837
	Yamamura Glass Co., Ltd.	360,000	1,184,871
	Yodogawa Steel Works, Ltd.	624,500	2,543,823
	Yuki Gosei Kogyo Co., Ltd.	64,000	161,491
#	Yushiro Chemical Industry Co., Ltd.	51,600	639,804
	Zeon Corp.	503,000	2,272,506
Total Materials			145,479,148

Telecommunication Services — (0.0%)
#*	Invoice, Inc.	39,279	587,449

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	554,753
	Hokuriku Gas Co., Ltd.	99,000	250,885
	Okinawa Electric Power Co., Ltd.	32,671	1,744,776
#	Saibu Gas Co., Ltd.	1,291,000	3,526,884
	Shizuoka Gas Co., Ltd.	258,000	1,658,987

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Utilities — (Continued)
# Tokai Corp.	236,000	$1,241,628
Total Utilities		8,977,913
TOTAL COMMON STOCKS		1,115,814,952

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10 (Collateralized by
$995,000 FNMA 6.50%, 06/25/39, valued at $1,033,556) to be repurchased at
$1,018,027	$1,018	1,018,000

	Shares
SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund LP	135,089,336	135,089,336

TOTAL INVESTMENTS — (100.0%)
(Cost $1,528,661,522)		$1,251,922,288

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.5%)
AUSTRALIA — (49.5%)
#*	A.B.C. Learning Centres, Ltd.	535,970	$—
*	Adacel Technologies, Ltd.	113,249	54,275
*	Adamus Resources, Ltd.	895,668	358,821
	ADCorp Australia, Ltd.	212,402	46,215
	Adelaide Brighton, Ltd.	1,480,311	3,642,820
*	Aditya Birla Minerals, Ltd.	841,658	922,001
	Adtrans Group, Ltd.	37,239	117,406
#*	AED Oil, Ltd.	282,000	151,503
	Aevum, Ltd.	442,938	556,613
*	Agenix, Ltd.	707,478	10,803
*	Ainsworth Game Technology, Ltd.	380,243	61,383
#	AJ Lucas Group, Ltd.	333,607	1,235,949
*	Alchemia, Ltd.	724,903	465,129
#	Alesco Corp., Ltd.	457,971	1,941,378
*	Alkane Resources, Ltd.	938,520	293,434
#*	Alliance Resources, Ltd.	388,254	207,955
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	129,840	30,614
*	Amadeus Energy, Ltd.	819,137	200,608
	Amalgamated Holdings, Ltd.	449,448	2,257,272
#	Amcom Telecommunications, Ltd.	1,135,725	284,179
	Ammtec, Ltd.	13,918	30,931
#*	Andean Resources, Ltd.	1,464,837	3,410,549
	Ansell, Ltd.	319,734	3,120,717
#*	Antares Energy, Ltd.	378,020	206,199
	AP Eagers, Ltd.	37,790	417,338
#	APA Group, Ltd.	1,056,000	3,300,422
*	Apex Minerals NL	1,895,791	61,680
#	APN News & Media, Ltd.	1,324,541	2,751,102
#*	Aquila Resources, Ltd.	209,376	2,071,058
#*	Arafura Resources, Ltd.	162,638	102,822
	ARB Corporation, Ltd.	331,763	1,522,422
	Ariadne Australia, Ltd.	267,324	79,366
#*	Aristocrat Leisure, Ltd.	431,259	1,544,943
*	Arturus Capital, Ltd.	98,412	20,774
	ASG Group, Ltd.	186,445	173,662
*	Astron, Ltd.	87,221	138,099
#*	Atlas Iron, Ltd.	662,409	1,123,485
*	Aurora Oil and Gas, Ltd.	540,105	124,815
	Ausdrill, Ltd.	694,863	1,287,716
	Austal, Ltd.	631,677	1,314,880
*	Austar United Communications, Ltd.	3,107,163	3,937,591
	Austbrokers Holdings, Ltd.	60,445	290,064
	Austereo Group, Ltd.	1,051,320	1,616,010
	Austin Engineering, Ltd.	69,514	198,827
*	Austpac Resources NL	1,627,877	71,328
#*	Australian Agricultural Co., Ltd.	843,168	1,131,283
	Australian Infrastructure Fund	2,805,723	4,460,920
#	Australian Pharmaceutical Industries, Ltd.	9,080,448	5,625,602
	Australian Worldwide Exploration, Ltd.	1,482,305	3,710,803
*	Autodom, Ltd.	170,874	9,496
	Automotive Holdings Group, Ltd.	15,267	32,274
*	Autron Corporation, Ltd.	989,247	18,660
*	Avexa, Ltd.	901,298	124,524
#*	AVJennings, Ltd.	5,350,378	2,429,842
#*	Avoca Resources, Ltd.	656,313	1,060,838
#*	AWB, Ltd.	3,807,619	3,841,200
*	Ballarat South Gold, Ltd.	1,996	16,179

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Bank of Queensland, Ltd.	71,970	$740,922
#*	Bannerman Resources, Ltd.	207,242	134,235
	Beach Petroleum, Ltd.	3,678,501	3,026,334
*	Berkeley Resources, Ltd.	39,273	41,504
	Beyond International, Ltd.	61,256	40,717
#	Biota Holdings, Ltd.	940,673	2,029,239
*	Bisalloy Steel Group, Ltd.	469,001	73,377
	Blackmores, Ltd.	75,215	1,406,187
*	BMA Gold, Ltd.	109,078	31,080
#*	Boart Longyear Group	10,774,655	3,403,760
*	Boulder Steel, Ltd.	1,667,795	291,420
*	Bow Energy, Ltd.	60,825	72,988
#	Bradken, Ltd.	582,247	3,539,806
	Breville Group, Ltd.	598,466	895,743
	Brickworks, Ltd.	131,435	1,470,003
*	Brockman Resources, Ltd.	653,924	1,386,267
	BSA, Ltd.	587,227	148,441
	BT Investment Management, Ltd.	45,039	122,823
#	Cabcharge Australia, Ltd.	408,669	2,196,537
	Calliden Group, Ltd.	633,393	176,507
#	Campbell Brothers, Ltd.	284,996	7,682,006
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	17,631
#	Cardno, Ltd.	247,493	980,397
#*	Carnarvon Petroleum, Ltd.	2,906,082	1,596,963
*	Carnegie Wave Energy, Ltd.	1,008,948	142,937
	Cash Converters International, Ltd.	1,086,054	642,260
#*	Catalpa Resources, Ltd.	52,462	65,131
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	100,585	249,453
	Cellestis, Ltd.	387,333	1,133,957
*	Cellnet Group, Ltd.	921,474	256,918
#*	Centamin Egypt, Ltd.	303,337	586,815
	Centennial Coal Co., Ltd.	1,196,500	4,259,240
*	Centrex Metals, Ltd.	46,889	27,181
#*	Ceramic Fuel Cells, Ltd.	2,190,662	449,718
	Challenger Financial Services Group, Ltd.	1,750,037	6,587,036
*	Chandler Macleod Group, Ltd.	88,156	18,204
*	Chemeq, Ltd.	166,742	12,431
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	547,121
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,589
*	Circadian Technologies, Ltd.	64,591	39,153
*	Citadel Resource Group, Ltd.	1,735,175	579,876
#*	Citigold Corp., Ltd.	3,765,806	472,682
*	Clarius Group, Ltd.	1,093,864	804,010
*	Clinuvel Pharmaceuticals, Ltd.	1,184,356	285,212
	Clough, Ltd.	1,477,078	1,257,190
	Clover Corp., Ltd.	269,348	59,436
*	CO2 Group, Ltd.	844,559	151,892
*	Cockatoo Coal, Ltd.	83,491	26,879
	Codan, Ltd.	142,942	128,338
	Coffey International, Ltd.	555,688	1,070,857
	Collection House, Ltd.	1,759,373	1,061,424
*	Comet Ridge, Ltd.	65,567	20,784
#	ConnectEast Group, Ltd.	8,774,019	3,406,073
#*	Conquest Mining, Ltd.	1,082,609	477,929
	Consolidated Media Holdings, Ltd.	1,050,129	2,873,275
*	Cooper Energy, Ltd.	90,132	41,260
#	Corporate Express Australia, Ltd.	422,355	1,494,094
#	Count Financial, Ltd.	940,095	1,102,486
	Coventry Group, Ltd.	140,775	280,684

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#	Crane Group, Ltd.	345,440	$2,922,516
	Credit Corp. Group, Ltd.	6,887	17,306
*	Crescent Gold, Ltd.	1,124,856	218,963
*	CSG, Ltd. (B1VVRRR)	6,729	12,753
#	CSG, Ltd. (B1VVW79)	135,235	254,505
*	CSG, Ltd. (B1VVWRR)	26,218	49,691
#*	CuDeco, Ltd.	153,467	693,930
*	Cue Energy Resources, Ltd.	452,354	92,749
#*	Customers, Ltd.	477,130	1,249,932
	Data#3, Ltd.	5,572	42,797
#	David Jones, Ltd.	1,296,067	6,235,742
	Devine, Ltd.	993,850	383,606
	Dominion Mining, Ltd.	375,051	1,205,321
	Downer EDI, Ltd.	712,779	5,936,070
*	Dragon Mining, Ltd.	1,665,100	146,387
#	DUET Group, Ltd.	2,903,270	4,655,851
#	DWS Advanced Business Solutions, Ltd.	102,144	141,291
*	Dyesol, Ltd.	69,865	59,732
#*	Eastern Star Gas, Ltd.	2,840,990	2,102,174
*	Elders, Ltd.	1,322,395	1,853,025
*	Ellect Holdings, Ltd.	482	1,559
*	Ellex Medical Lasers, Ltd.	197,605	31,809
	Emeco Holdings, Ltd.	1,240,388	877,730
#	Energy Developments, Ltd.	596,203	1,447,407
#*	Energy World Corp., Ltd.	4,084,764	1,440,535
	Envestra, Ltd.	4,171,389	1,899,901
	Envirozel, Ltd.	381,802	50,559
	Euroz, Ltd.	9,542	13,677
*	Extract Resources, Ltd.	244,676	1,824,003
	Fantastic Holdings, Ltd.	355,613	1,339,476
*	Fig Tree Developments, Ltd.	20,365	183
*	First Australian Resources, Ltd.	414,263	22,889
	FKP Property Group, Ltd.	350,582	247,185
#	Fleetwood Corp., Ltd.	238,527	1,701,587
#	FlexiGroup, Ltd.	436,156	615,305
#	Flight Centre, Ltd.	192,954	3,173,180
*	Flinders Mines, Ltd.	6,798,057	880,593
*	Forest Enterprises Australia, Ltd.	2,849,173	178,753
	Forge Group, Ltd.	170,828	387,505
#*	Forte Energy NL	923,334	120,001
	Gazal Corp., Ltd.	104,542	124,423
*	Geodynamics, Ltd.	1,015,653	759,314
#*	Gindalbie Metals, Ltd.	1,817,381	1,725,332
#*	Giralia Resources NL	625,030	813,241
*	Glengarry Resources, Ltd.	768,955	33,594
	Goodman Fielder, Ltd.	2,008,126	2,924,232
	Gowing Bros., Ltd.	92,437	204,755
	Graincorp, Ltd. Series A	461,398	2,575,303
#*	Grange Resources, Ltd.	903,958	218,218
#*	Great Southern, Ltd.	9,302,784	1,002,743
#	GUD Holdings, Ltd.	338,555	2,732,903
	Gunns, Ltd.	2,872,620	2,405,630
#	GWA International, Ltd.	957,332	2,729,254
	Hastie Group, Ltd.	784,777	1,327,385
#*	Havilah Resources NL	271,898	141,972
#	Healthscope, Ltd.	857,741	3,889,633
#*	HFA Holdings, Ltd.	186,406	43,707
	HGL, Ltd.	108,137	106,741
*	Highlands Pacific, Ltd.	2,651,500	819,688
#	Hills Industries, Ltd.	936,401	1,710,954
#*	Horizon Oil, Ltd.	3,227,717	1,052,834

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	$854,588
*	Icon Energy, Ltd.	111,982	39,589
*	ICSGlobal, Ltd.	229,066	8,448
	IDT Australia, Ltd.	82,205	103,248
	iiNet, Ltd.	416,802	694,619
*	Iluka Resources, Ltd.	789,546	2,523,871
	Imdex, Ltd.	812,684	516,051
*	IMF Australia, Ltd.	244,684	422,809
*	IMX Resources, Ltd.	594,082	226,794
#	Independence Group NL	552,303	2,381,861
#*	Indophil Resources NL	1,738,038	1,898,112
#	Industrea, Ltd.	3,468,180	1,396,992
	Infigen Energy, Ltd.	1,556,089	1,937,050
#	Infomedia, Ltd.	1,458,074	418,560
*	Innamincka Petroleum, Ltd.	713,077	114,506
*	Integra Mining, Ltd.	90,316	21,076
	Integrated Research, Ltd.	261,513	118,132
#*	Intrepid Mines, Ltd.	666,867	173,649
#	Invocare, Ltd.	634,477	3,498,280
#	IOOF Holdings, Ltd.	950,183	5,137,390
	Iress Market Technology, Ltd.	348,498	2,681,186
#	iSOFT Group, Ltd.	2,688,547	1,850,446
*	Ivanhoe Australia, Ltd.	48,991	159,908
*	Ixla, Ltd.	89,921	1,858
#*	Jabiru Metals, Ltd.	1,854,281	688,693
#	JB Hi-Fi, Ltd.	281,420	5,680,841
	K&S Corp., Ltd.	160,536	424,508
#*	Kagara, Ltd.	1,628,074	1,519,846
#*	Karoon Gas Australia, Ltd.	628,673	5,929,306
*	Kimberley Metals, Ltd.	408,220	—
*	Kings Minerals NL	1,634,196	293,700
	Kingsgate Consolidated, Ltd.	395,739	3,262,824
*	Kingsrose Mining, Ltd.	147,619	81,513
*	Lednium, Ltd.	195,019	14,014
	Lemarne Corp., Ltd.	25,882	101,411
#*	Linc Energy, Ltd.	866,033	1,233,202
#*	Liquefied Natural Gas, Ltd.	54,592	54,824
	Lycopodium, Ltd.	45,700	124,278
#*	Lynas Corp., Ltd.	5,415,856	2,656,537
	M2 Telecommunications Group, Ltd.	60,939	89,665
#	MAC Services Group, Ltd.	185,743	365,254
#	Macarthur Coal, Ltd.	283,794	2,848,817
	MacMahon Holdings, Ltd.	3,283,150	1,800,490
#	Macquarie Media Group, Ltd.	1,572,128	2,739,902
*	Macquarie Telecom Group, Ltd.	35,019	159,436
*	Magma Metals, Ltd.	154,165	101,161
#*	Mantra Resources, Ltd.	31,175	132,050
*	Marion Energy, Ltd.	451,508	44,166
*	Marion Energy, Ltd. Warrants	50,733	1,253
*	Maryborough Sugar Factory, Ltd.	2,560	4,349
	MaxiTRANS Industries, Ltd.	889,356	290,009
*	McGuigan Simeon Wines, Ltd.	2,456,151	682,756
	McMillan Shakespeare, Ltd.	194,418	710,511
*	McPherson’s, Ltd.	303,441	927,330
#*	Medusa Mining, Ltd.	206,705	689,816
	Melbourne IT, Ltd.	379,204	601,978
#*	MEO Australia, Ltd.	390,891	159,313
	Mermaid Marine Australia, Ltd.	737,634	2,003,643
*	Metgasco, Ltd.	44,450	26,102
*	Mikoh Corp., Ltd.	856,548	58,407
*	Millennium Minerals, Ltd.	250,609	9,913

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Minara Resources, Ltd.	697,128	$505,252
	Mincor Resources NL	946,204	1,499,147
#	Mineral Resources, Ltd.	381,930	2,397,139
#*	Mirabela Nickel, Ltd.	63,506	142,108
	Mitchell Communications Group, Ltd.	1,225,532	896,776
#*	Molopo Australia, Ltd.	893,604	1,072,805
#	Monadelphous Group, Ltd.	302,955	3,889,950
	Mortgage Choice, Ltd.	673,083	722,769
#*	Mosaic Oil NL	2,209,067	208,117
#*	Mount Gibson Iron, Ltd.	3,114,599	4,590,277
*	Murchison Metals, Ltd.	338,689	756,444
	Namoi Cotton Cooperative, Ltd.	196,490	76,589
	National Can Industries, Ltd.	97,017	106,317
	Navitas, Ltd.	1,205,167	4,434,933
*	Neptune Marine Services, Ltd.	150,803	87,896
#*	Nexbis, Ltd.	362,894	64,187
#*	Nexus Energy, Ltd.	2,957,188	830,597
#	NIB Holdings, Ltd.	232,852	272,729
#*	Nido Petroleum, Ltd.	4,759,793	785,903
#	Nomad Building Solutions, Ltd.	29,955	17,625
*	Norton Gold Fields, Ltd.	276,468	70,725
#*	Novogen, Ltd.	391,594	201,695
	Oakton, Ltd.	378,695	1,072,312
*	Orbital Corp., Ltd.	766,776	37,181
	OrotonGroup, Ltd.	79,968	448,882
*	Otto Energy, Ltd.	1,486,012	88,897
*	Pacific Brands, Ltd.	4,412,120	4,450,613
	Pan Pacific Petroleum NL	1,059,542	376,752
*	PanAust, Ltd.	8,757,197	4,409,472
	Panoramic Resources, Ltd.	901,883	1,876,368
*	Paperlinx, Ltd.	2,771,649	1,579,557
*	Payce Consolidated, Ltd.	29,670	35,979
#	Peet, Ltd.	996,525	1,858,891
#*	Perilya, Ltd.	472,422	280,608
#	Perpetual Trustees Australia, Ltd.	96,280	3,190,023
#*	Perseus Mining, Ltd.	438,485	696,869
#*	Pharmaxis, Ltd.	815,846	1,991,006
	Photon Group, Ltd.	36,148	46,629
*	Planet Gas, Ltd.	55,177	7,102
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	983,731	912,815
*	PMP, Ltd.	1,829,096	1,259,671
*	Port Bouvard, Ltd.	270,578	60,761
*	Poseidon Nickel, Ltd.	445,936	95,583
#*	Prana Biotechnology, Ltd.	195,424	26,236
#	Premier Investments, Ltd.	192,073	1,430,598
#	Prime Media Group, Ltd.	1,001,480	700,490
*	Prime Retirement & Aged Care Property Trust	280,374	30,501
*	Probiotec, Ltd.	7,932	17,633
#	Programmed Maintenance Service, Ltd.	544,768	1,863,662
#*	Ramelius Resources, Ltd.	147,307	73,247
#	Ramsay Health Care, Ltd.	259,021	2,522,506
*	Raptis Group, Ltd.	12,000	4,312
#	RCR Tomlinson, Ltd.	1,108,169	959,644
#	REA Group, Ltd.	52,808	456,006
	Reckon, Ltd.	141,500	232,622
*	Red Fork Energy, Ltd.	22,020	16,308
#	Redflex Holdings, Ltd.	392,211	726,544
	Reece Australia, Ltd.	238,457	5,241,240
	Reject Shop, Ltd. (The)	112,300	1,419,740
#*	Resolute Mining, Ltd.	1,442,710	1,368,278

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Resource Generation, Ltd.	67,290	$23,954
	Retail Food Group, Ltd.	321	759
	Reverse Corp., Ltd.	236,664	86,878
*	RHG, Ltd.	279,073	135,180
	Ridley Corp., Ltd.	1,283,068	1,261,234
#*	RiverCity Motorway Group, Ltd.	902,760	201,577
#*	Riversdale Mining, Ltd.	692,356	4,437,574
*	Roc Oil Co., Ltd.	937,716	560,625
	Rock Building Society, Ltd.	28,109	64,513
	Ross Human Directions, Ltd.	143,511	48,511
#	Ruralco Holdings, Ltd.	88,146	179,498
#	SAI Global, Ltd.	797,840	2,866,403
*	Salinas Energy, Ltd.	637,362	74,133
#	Salmat, Ltd.	703,255	2,641,853
	Schaffer Corp., Ltd.	33,766	197,653
	SDI, Ltd.	178,683	46,304
	Sedgman, Ltd.	158,566	214,519
	Seek, Ltd.	666,916	4,118,288
	Select Harvests, Ltd.	196,698	682,584
#	Servcorp, Ltd.	300,722	959,244
#	Service Stream, Ltd.	1,462,044	485,289
	Seven Network, Ltd.	330,352	2,041,180
*	Shield Mining, Ltd.	58,492	9,978
	Sigma Pharmaceuticals, Ltd.	4,862,235	4,311,837
*	Silex System, Ltd.	470,343	2,579,977
*	Silver Lake Resources, Ltd.	166,873	159,043
*	Sino Strategic International, Ltd.	130,864	50,344
#	Sirtex Medical, Ltd.	216,786	1,463,256
	Skilled Group, Ltd.	391,751	689,417
#	SMS Management & Technology, Ltd.	292,441	1,466,655
*	Southern Cross Electrical Engineering, Ltd.	16,785	24,448
	SP Ausnet, Ltd.	414,559	340,212
#	SP Telemedia, Ltd.	700,062	1,036,157
	Spark Infrastructure Group, Ltd.	2,596,492	3,214,373
#*	Specialty Fashion Group, Ltd.	807,082	959,701
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	1,144,847	3,016,860
#*	St. Barbara, Ltd.	4,257,092	1,125,676
*	Starpharma Holdings, Ltd.	551,343	342,980
	Straits Resources, Ltd.	878,069	1,351,116
#*	Structural Systems, Ltd.	172,988	113,733
#*	Stuart Petroleum, Ltd.	201,731	103,814
	STW Communications Group, Ltd.	14,827	9,951
#*	Sundance Resources, Ltd.	5,993,157	830,984
	Sunland Group, Ltd.	802,881	589,975
	Super Cheap Auto Group, Ltd.	718,503	3,482,575
*	Swick Mining Services, Ltd.	49,595	24,814
	Symex Holdings, Ltd.	355,611	169,432
*	Talent2 International, Ltd.	474,826	599,615
*	Tap Oil, Ltd.	3,940,285	4,134,551
#	Tassal Group, Ltd.	598,270	938,852
	Technology One, Ltd.	1,318,149	975,984
#	Ten Network Holdings, Ltd.	2,056,782	3,008,571
#*	Terramin Australia, Ltd.	147,756	107,978
#	TFS Corp., Ltd.	1,027,887	887,838
	Thakral Holdings Group, Ltd.	2,559,697	786,321
*	Thorn Group, Ltd.	23,042	24,326
*	TNG, Ltd.	227,823	17,044
	Tower Australia Group, Ltd.	1,159,243	2,958,063
#*	Tox Free Solutions, Ltd.	342,714	787,681
	Transfield Services, Ltd.	814,645	3,088,855

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#	Transfield Services, Ltd. Infrastructure Fund	766,966	$753,540
*	Transpacific Industries Group, Ltd.	363,760	437,859
#	Troy Resources NL	348,192	746,531
	Trust Co., Ltd.	82,756	480,952
#*	Unilife Medical Solutions, Ltd.	460,111	373,788
	United Group, Ltd.	332,576	4,238,528
*	United Minerals Corp. NL	161,411	184,644
#	UXC, Ltd.	968,954	680,659
*	Victoria Petroleum NL	74,027	20,441
*	View Resources, Ltd.	1,283,369	149,862
#	Village Roadshow, Ltd.	596,487	992,242
*	Virgin Blue Holdings, Ltd.	5,081,560	2,666,749
*	Voyager Resources, Ltd.	19,640	494
	Watpac, Ltd.	628,444	842,830
*	Wattyl, Ltd.	433,037	406,119
	WDS, Ltd.	375,342	608,615
	Webjet, Ltd.	373,212	667,607
*	Webster, Ltd.	158,276	69,349
#	West Australian Newspapers Holdings, Ltd.	709,322	5,125,783
#*	Western Areas NL	529,359	2,366,055
#*	White Energy Co., Ltd. (6167619)	145,508	313,481
*	White Energy Co., Ltd. (B52QM59)	2,039	4,396
#	Whitehaven Coal, Ltd.	394,788	1,860,527
	WHK Group, Ltd.	1,202,433	1,153,560
#	Wide Bay Australia, Ltd.	70,360	591,117
	Willmott Forests, Ltd.	17,224	6,647
#*	Windimurra Vanadium, Ltd.	537,429	82,066
	Wotif.com Holdings, Ltd.	511,332	3,180,832
TOTAL AUSTRALIA			423,508,597

HONG KONG — (17.7%)
	AAC Acoustic Technologies Holdings, Inc.	1,604,000	2,650,024
*	ABC Communications (Holdings), Ltd.	172,000	64,999
	Aeon Credit Service (Asia) Co., Ltd.	580,000	493,965
	Aeon Stores Hong Kong Co., Ltd.	234,000	386,112
	Alco Holdings, Ltd.	1,468,000	546,961
	Allan International Holdings, Ltd.	592,000	156,492
	Allied Group, Ltd.	683,200	1,805,097
#*	Allied Properties, Ltd.	10,530,000	1,942,653
	Amax Holdings, Ltd.	1,650,000	41,257
*	Apac Resources, Ltd.	4,140,000	244,730
*	APT Satellite Holdings, Ltd.	850,000	344,212
	Arts Optical International Holdings, Ltd.	730,000	337,324
	Asia Commercial Holdings, Ltd.	131,040	9,638
*	Asia Energy Logistics Group, Ltd.	210,400	4,939
	Asia Financial Holdings, Ltd.	2,546,908	899,767
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,363,233
*	Asia Standard Hotel Group, Ltd.	13,095,018	857,687
*	Asia Standard International Group, Ltd.	14,569,281	2,516,813
*	Asia TeleMedia, Ltd.	2,832,000	36,526
*	Associated International Hotels, Ltd.	954,000	2,121,740
	Automated Systems Holdings, Ltd.	340,000	70,805
*	AVIC International Holding HK, Ltd.	5,332,000	263,173
*	Bal Holdings, Ltd.	45	1
*	Beijing Enterprises Water Group, Ltd.	4,102,000	1,361,249
	Bossini International Holdings, Ltd.	3,871,500	206,273
	Brightoil Petroleum Holdings, Ltd.	1,424,000	1,739,345
*	Burwill Holdings, Ltd.	7,148,960	603,210
#	C C Land Holdings, Ltd.	5,365,000	2,474,635
	Cafe de Coral Holdings, Ltd.	154,000	351,713
*	Capital Estate, Ltd.	28,570,000	274,856

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Capital Publications, Ltd.	20,847,170	$747,862
	Capital Strategic Investment, Ltd.	18,239,625	537,209
*	CASH Financial Services Group, Ltd.	119,565	10,254
*	Celestial Asia Securities Holdings, Ltd.	343,810	60,204
	Century City International Holdings, Ltd.	4,332,600	321,673
	Chevalier International Holdings, Ltd.	733,482	647,087
	Chevalier Pacific Holdings, Ltd.	355,250	118,188
*	Chia Tai Enterprises International, Ltd.	1,030,000	27,154
*	China Best Group Holding, Ltd.	3,721,400	138,274
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Electronics Corp. Holdings Co., Ltd.	992,250	149,844
*	China Energy Development Holdings, Ltd.	1,100,000	60,859
*	China Glass Holdings, Ltd.	100,000	28,113
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	136,923
*	China Infrastructure Investment, Ltd.	6,280,000	173,618
*	China Investments Holdings, Ltd.	210,000	5,555
	China Metal International Holdings, Ltd.	2,582,000	813,151
	China Motion Telecom International, Ltd.	5,080,000	100,702
	China Motor Bus Co., Inc.	70,200	511,833
*	China Precious Metal Resources Holdings Co., Ltd.	170,000	43,468
*	China Properties Investment Holdings, Ltd.	880,000	10,530
*	China Public Procurement, Ltd.	912,000	80,899
*	China Rise International Holdings, Ltd.	202,500	19,849
*	China Seven Star Shopping, Ltd.	12,410,000	343,910
*	China Solar Energy Holdings, Ltd.	7,390,000	154,346
*	China Strategic Holdings, Ltd.	3,135,000	224,459
*	China Timber Resources Group, Ltd.	3,400,000	64,244
	China Ting Group Holdings, Ltd.	228,000	36,544
#*	China WindPower Group, Ltd.	8,660,000	986,352
*	China Yunnan Tin Minerals Group, Ltd.	2,040,000	62,162
	China Zirconium, Ltd.	2,328,000	128,659
*	ChinaVision Media Group, Ltd.	130,000	7,463
*	Chinese People Holdings Co., Ltd.	8,960,000	350,135
	Chinney Investments, Ltd.	1,144,000	163,274
#	Chong Hing Bank, Ltd.	987,000	1,917,552
	Chow Sang Sang Holdings, Ltd.	1,227,680	1,469,697
	Chu Kong Shipping Development, Ltd.	1,584,000	257,707
	Chuang’s Consortium International, Ltd.	3,588,786	386,665
*	Chun Wo Development Holdings, Ltd.	2,002,926	132,871
#	Citic 1616 Holdings, Ltd.	2,310,000	775,694
*	City e-Solutions, Ltd.	186,000	18,793
	City Telecom, Ltd.	1,506,751	718,190
*	Climax International Co., Ltd.	40,700	131
*	CNNC International, Ltd.	420,000	436,048
*	CNT Group, Ltd.	9,397,264	234,438
*	COL Capital, Ltd.	2,749,840	452,386
	Computer & Technologies Holdings, Ltd.	432,000	80,314
	Continental Holdings, Ltd.	98,825	30,043
	Convenience Retail Asia, Ltd.	64,000	16,177
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	138,745
	Cross-Harbour Holdings, Ltd.	591,520	565,322
*	Dah Sing Banking Group, Ltd.	749,600	1,118,804
*	Dah Sing Financial Holdings, Ltd.	267,600	1,474,557
*	Daisho Microline Holdings, Ltd.	1,236,000	77,340
*	Dan Form Holdings Co., Ltd.	3,153,260	276,131
	Daphne International Holdings, Ltd.	4,086,000	3,281,400
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	294,266
	Dickson Concepts International, Ltd.	825,000	450,788
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	16,904
*	Dynamic Energy Holdings, Ltd.	448,000	21,558
*	Dynamic Global Holdings, Ltd.	3,522,000	72,706

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Dynamic Holdings, Ltd.	374,000	$79,294
	Eagle Nice (International) Holdings, Ltd.	238,000	100,214
	EcoGreen Fine Chemical Group, Ltd.	1,112,000	272,309
*	Eforce Holdings, Ltd.	3,480,000	95,717
#*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	36,103
*	Emperor Capital Group, Ltd.	749,672	44,138
	Emperor Entertainment Hotel, Ltd.	2,410,000	275,226
*	Emperor International Holdings, Ltd.	3,808,360	817,160
*	ENM Holdings, Ltd.	27,244,000	1,414,254
*	EPI (Holdings), Ltd.	640,000	15,465
*	eSun Holdings, Ltd.	302,000	39,515
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	456,032
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	312,011
#	Far East Consortium International, Ltd.	4,117,766	1,475,194
*	Far East Golden Resources Group, Ltd.	1,248,000	37,228
*	Far East Technology International, Ltd.	179,520	19,313
*	First Natural Foods Holdings, Ltd.	2,365,000	—
*	Fong’s Industries Co., Ltd.	162,000	78,906
*	Foundation Group, Ltd.	1,915,000	43,914
	Four Seas Food Investment Holdings, Ltd.	202,184	26,421
	Four Seas Mercantile Holdings, Ltd.	592,000	196,687
*	Frasers Property China, Ltd.	16,477,000	447,370
#	Fubon Bank Hong Kong, Ltd.	1,336,000	626,377
*	Fujian Holdings, Ltd.	117,800	10,509
	Fujikon Industrial Holdings, Ltd.	912,000	184,461
#*	Galaxy Entertainment Group, Ltd.	2,630,121	1,076,034
	Get Nice Holdings, Ltd.	11,788,000	750,227
	Giordano International, Ltd.	6,824,000	2,011,938
*	Global Tech (Holdings), Ltd.	5,612,000	41,711
	Glorious Sun Enterprises, Ltd.	2,700,000	1,004,107
	Gold Peak Industries (Holdings), Ltd.	2,894,050	491,729
	Golden Resources Development International, Ltd.	2,848,500	182,950
*	Goldin Financial Holdings, Ltd.	360,000	48,678
#*	Goldin Properties Holdings, Ltd.	1,876,000	865,935
	Golik Holdings, Ltd.	250,500	12,666
*	Good Fellow Resources Holdings, Ltd.	60,000	9,855
*	GR Vietnam Holdings, Ltd.	620,000	10,358
*	Grande Holdings, Ltd.	882,000	77,560
	Great Eagle Holdings, Ltd.	489,499	1,269,275
*	Group Sense International, Ltd.	2,448,000	75,984
	Guangnan Holdings, Ltd.	1,779,600	362,700
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hannstar Board International Holdings, Ltd.	430,000	100,803
*	Hans Energy Co., Ltd.	7,556,000	304,660
	Harbour Centre Development, Ltd.	889,500	755,152
*	Heng Tai Consumables Group, Ltd.	4,997,475	502,957
	High Fashion International, Ltd.	268,000	57,196
*	HKR International, Ltd.	2,412,736	1,016,647
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong & Shanghai Hotels, Ltd.	292,176	427,539
	Hong Kong Catering Management, Ltd.	542,796	118,525
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	665,859
*	Hongkong Chinese, Ltd.	4,482,000	435,010
	Hop Fung Group Holdings, Ltd.	888,000	144,049
	Hsin Chong Construction Group, Ltd.	1,569,658	225,423
	Huafeng Group Holdings, Ltd.	12,853,325	741,785
	Hung Hing Printing Group, Ltd.	500,000	160,051
*	Huscoke Resources Holdings, Ltd.	670,000	50,812
	Hutchison Harbour Ring, Ltd.	10,542,000	1,329,822

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Hutchison Telecommunications International, Ltd.	4,239,000	$870,355
*	HyComm Wireless, Ltd.	47,090	7,658
*	I.T., Ltd.	2,734,000	540,207
*	I-Cable Communications, Ltd.	95,000	14,030
*	IDT International, Ltd.	6,240,183	159,038
	Integrated Distribution Services Group, Ltd.	759,000	1,099,829
*	Interchina Holdings Co., Ltd.	14,985,000	193,378
*	IPE Group, Ltd.	1,425,000	113,119
*	ITC Corp., Ltd.	893,645	56,088
*	ITC Properties Group, Ltd.	3,858,747	582,931
*	Jackin International Holdings, Ltd.	186,000	29,987
*	Jiuzhou Development Co., Ltd.	2,632,000	296,883
*	JLF Investment Co., Ltd.	1,036,250	96,960
#*	Johnson Electric Holdings, Ltd.	4,319,500	1,715,236
*	Joyce Boutique Holdings, Ltd.	1,530,000	35,697
*	Junefield Department Store Group, Ltd.	384,000	14,753
#	K Wah International Holdings, Ltd.	2,788,405	1,029,631
	Kantone Holdings, Ltd.	10,351,685	246,836
*	Karl Thomson Holdings, Ltd.	1,188,000	176,934
	Karrie International Holdings, Ltd.	1,431,600	93,464
	Keck Seng Investments (Hong Kong), Ltd.	904,600	452,630
*	Kee Shing Holdings, Ltd.	886,000	90,192
	Kin Yat Holdings, Ltd.	586,000	156,489
	King Fook Holdings, Ltd.	880,000	89,323
*	King Pacific International Holdings, Ltd.	1,404,200	22,095
	Kingmaker Footwear Holdings, Ltd.	1,476,955	178,074
*	Ko Yo Ecological Agrotech Group, Ltd.	340,000	6,678
*	Kong Sun Holdings, Ltd.	109,900	8,150
#	Kowloon Development Co., Ltd.	1,620,000	1,877,608
*	KPI Co., Ltd.	396,000	19,380
	KTP Holdings, Ltd.	560,400	56,078
	Kwoon Chung Bus Holdings, Ltd.	556,000	87,071
*	Lai Sun Development Co., Ltd.	78,052,800	1,321,976
	Lam Soon Hong Kong, Ltd.	302,310	172,968
	Le Saunda Holdings, Ltd.	1,424,000	329,553
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
	Lee & Man Holdings, Ltd.	1,780,000	860,435
	Lerado Group Holding Co., Ltd.	1,602,000	241,868
*	LeRoi Holdings, Ltd.	770,362	27,837
*	Lijun International Pharmaceutical Holding, Ltd.	1,675,000	268,198
	Lippo, Ltd.	1,195,700	426,572
	Liu Chong Hing Investment, Ltd.	755,200	731,697
*	Longrun Tea Group Co., Ltd.	850,000	93,049
*	Loudong General Nice Resources China Holdings, Ltd.	35,708	5,793
	Luen Thai Holdings, Ltd.	1,345,000	134,760
	Luk Fook Holdings (International), Ltd.	1,192,000	1,026,592
#	Luks Industrial Group, Ltd.	302,913	129,877
*	Lung Cheong International Holdings, Ltd.	2,426,000	115,843
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	864,238
*	Magnificent Estates, Ltd.	12,744,000	256,377
	Mainland Headwear Holdings, Ltd.	765,600	91,119
	Man Yue International Holdings, Ltd.	1,084,000	351,425
	Matrix Holdings, Ltd.	1,067,414	170,281
*	Meadville Holdings, Ltd.	1,338,000	521,773
*	Mei Ah Entertainment Group, Ltd.	8,660,000	245,724
	Melbourne Enterprises, Ltd.	45,500	427,240
#*	Melco International Development, Ltd.	2,228,000	1,016,736
*	Midas International Holdings, Ltd.	3,272,000	93,056
#	Midland Holdings, Ltd.	3,068,000	2,639,107
#*	Minmetals Holdings, Ltd.	2,670,000	780,193
#	Miramar Hotel & Investment Co., Ltd.	772,000	837,101

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Nanyang Holdings, Ltd.	137,500	$214,302
	National Electronics Holdings, Ltd.	2,156,000	139,061
	Natural Beauty Bio-Technology, Ltd.	4,790,000	856,287
	Neo-Neon Holdings, Ltd.	751,500	539,083
	New Century Group Hong Kong, Ltd.	13,351,464	227,491
*	New Times Energy Corp, Ltd.	7,108,000	309,453
	Neway Group Holdings, Ltd.	16,400,000	691,766
	Newocean Green Energy Holdings, Ltd.	344,000	40,219
*	Next Media, Ltd.	4,341,183	578,923
*	Norstar Founders Group, Ltd.	3,256,000	—
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	160,000	24,111
*	Orient Power Holdings, Ltd.	804,000	19,495
	Oriental Watch Holdings, Ltd.	671,000	142,156
*	Overseas Chinese Town Asia Holdings, Ltd.	366,000	175,262
	Pacific Andes International Holdings, Ltd.	3,206,797	645,035
	Pacific Basin Shipping, Ltd.	4,006,000	2,871,174
*	Pacific Century Premium Developments, Ltd.	4,569,000	1,237,609
*	Pacific Textile Holdings, Ltd.	109,000	72,772
	Paliburg Holdings, Ltd.	2,198,830	794,175
*	Paradise Entertainment, Ltd.	396,900	14,074
	Paul Y Engineering Group, Ltd.	75,692	6,360
*	PCCW, Ltd.	8,127,000	1,967,938
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pegasus International Holdings, Ltd.	226,000	40,204
*	PetroAsian Energy Holdings, Ltd.	1,536,000	107,920
	Pico Far East Holdings, Ltd.	3,670,000	765,597
*	PME Group, Ltd.	950,000	38,804
	Pokfulam Development Co., Ltd.	234,000	187,991
*	Pokphand (C.P.) Co., Ltd.	5,970,000	446,482
*	Polyard Petroleum International Group, Ltd.	1,170,000	11,921
	Polytec Asset Holdings, Ltd.	1,290,000	284,648
*	Premium Land, Ltd.	4,950,000	137,594
#	Public Financial Holdings, Ltd.	1,848,000	1,052,532
*	Pyxis Group, Ltd.	1,936,000	57,992
*	QPL International Holdings, Ltd.	2,009,000	118,204
	Quality Healthcare Asia, Ltd.	478,995	242,968
	Raymond Industrial, Ltd.	1,509,400	144,216
#	Regal Hotels International Holdings, Ltd.	2,253,800	935,448
	Rivera Holdings, Ltd.	5,710,000	239,838
#	Road King Infrastructure, Ltd.	1,108,000	856,023
	Roadshow Holdings, Ltd.	1,456,000	136,545
	S.A.S. Dragon Holdings, Ltd.	1,456,000	233,708
	Sa Sa International Holdings, Ltd.	2,064,000	1,371,625
	Safety Godown Co., Ltd.	408,000	221,382
	Samson Paper Holdings, Ltd.	666,000	65,738
*	San Miguel Brewery Hong Kong, Ltd.	612,800	96,316
*	Sanyuan Group, Ltd.	415,000	8,029
	Sea Holdings, Ltd.	1,138,000	507,345
*	SEEC Media Group, Ltd.	2,550,000	81,983
	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,075,689
#	Shenyin Wanguo, Ltd.	1,212,500	614,187
*	Shougang Concord Century Holdings, Ltd.	3,916,000	517,091
*	Shougang Concord Grand Group, Ltd.	2,451,000	148,386
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	192,536
#	Shui On Construction & Materials, Ltd.	534,000	812,564
*	Shun Ho Resources Holdings, Ltd.	483,000	51,989
*	Shun Ho Technology Holdings, Ltd.	1,037,452	106,589
#	Shun Tak Holdings, Ltd.	2,188,000	1,365,849
	Sing Tao News Corp., Ltd.	1,842,000	154,125
*	Singamas Container Holdings, Ltd.	1,718,000	264,890
*	Sinocan Holdings, Ltd.	350,000	1,761

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Sinotrans Shipping, Ltd.	3,084,000	$1,427,617
*	Skyfame Realty Holdings, Ltd.	2,737,750	187,145
	Smartone Telecommunications Holdings, Ltd.	1,272,500	1,048,255
*	SMI Publishing Group, Ltd.	250,511	485
	Solomon Systech International, Ltd.	3,808,000	387,545
	South China (China), Ltd.	5,620,000	418,363
	South China Financial Holdings, Ltd.	4,872,000	62,385
	Southeast Asia Properties & Finance, Ltd.	289,892	73,216
*	Star Cruises, Ltd.	59,000	14,540
*	Starlight International Holdings, Ltd.	1,903,792	66,050
	Stella International Holdings, Ltd.	184,500	333,830
*	Styland Holdings, Ltd.	101,991	325
*	Success Universe Group, Ltd.	5,560,000	232,062
	Sun Hing Vision Group Holdings, Ltd.	358,000	156,104
	Sun Hung Kai & Co., Ltd.	237,000	179,165
*	Sun Innovation Holdings, Ltd.	1,830,000	47,579
	Sunway International Holdings, Ltd.	866,000	19,985
*	Superb Summit International Timber Co., Ltd.	2,401,600	115,990
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	131,853
	Synergis Holdings, Ltd.	350,033	39,162
#*	Tack Fat Group International, Ltd.	4,448,000	229,474
	Tai Cheung Holdings, Ltd.	1,799,000	1,042,709
	Tai Fook Securities Group, Ltd.	1,141,899	723,048
	Tai Sang Land Development, Ltd.	576,984	207,831
	Tak Sing Alliance Holdings, Ltd.	2,703,865	419,853
	Tan Chong International, Ltd.	1,212,000	221,812
*	TCC International Holdings, Ltd.	1,829,789	858,623
*	Technology Venture Holdings, Ltd.	58,600	18,036
	Techtronic Industries Co., Ltd.	3,354,000	2,784,644
*	Television Broadcasts, Ltd.	139,000	666,917
*	Termbray Industries International (Holdings), Ltd.	2,304,900	359,134
	Tern Properties Co., Ltd.	61,200	26,059
	Texhong Textile Group, Ltd.	1,930,000	228,446
	Texwinca Holdings, Ltd.	1,976,000	1,841,652
*	Tian Teck Land, Ltd.	1,076,000	969,889
*	Titan Petrochemicals Group, Ltd.	4,600,000	115,951
*	Tomorrow International Holdings, Ltd.	1,296,420	71,274
	Tongda Group Holdings, Ltd.	6,010,000	195,711
	Top Form International, Ltd.	2,760,000	184,369
*	Topsearch International (Holdings), Ltd.	3,860,000	168,559
	Transport International Holdings, Ltd.	223,200	632,768
	Tristate Holdings, Ltd.	188,000	36,707
	Tungtex (Holdings) Co., Ltd.	910,000	186,269
	Tysan Holdings, Ltd.	1,040,773	168,728
#*	United Laboratories, Ltd. (The)	804,000	425,737
*	United Power Investment, Ltd.	5,696,000	139,058
*	U-Right International Holdings, Ltd.	4,746,000	8,570
	USI Holdings, Ltd.	1,937,331	603,024
#*	Value Partners Group, Ltd.	757,000	384,642
*	Van Shung Chong Holdings, Ltd.	2,205,335	251,834
*	Vantage International Holdings, Ltd.	1,200,000	100,005
#	Varitronix International, Ltd.	877,293	275,657
	Vedan International (Holdings), Ltd.	3,144,000	318,354
	Veeko International Holdings, Ltd.	1,532,981	30,433
*	Victory City International Holdings, Ltd.	2,759,185	554,767
*	Vision Tech International Holdings, Ltd.	380,000	23,276
*	Vision Values Holdings, Ltd.	28,140	17,970
*	Vital Biotech Holdings, Ltd.	470,000	11,012
#	Vitasoy International Holdings, Ltd.	3,457,000	2,418,118
#*	Vodone, Ltd.	1,032,000	236,314
*	Vongroup, Ltd.	10,865,000	269,862

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	VST Holdings, Ltd.	1,298,000	$314,195
	Vtech Holdings, Ltd.	120,000	1,147,623
	Wah Ha Realty Co., Ltd.	278,600	92,441
*	Wah Nam International Holdings, Ltd.	760,000	111,522
*	Wai Kee Holdings, Ltd.	8,218,738	1,795,588
*	Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	111,340
	Wang On Group, Ltd.	35,148	921
*	Warderly International Holdings, Ltd.	520,000	32,192
	Wheelock Properties, Ltd.	1,645,000	1,071,406
*	Winfoong International, Ltd.	1,331,000	27,542
	Wing On Co. International, Ltd.	785,000	1,094,390
	Winteam Pharmaceutical Group, Ltd.	1,648,000	159,193
	Wong’s International (Holdings), Ltd.	737,641	105,162
*	Wong’s Kong King International (Holdings), Ltd.	120,000	11,258
#	Xinyi Glass Holding Co., Ltd.	1,902,000	1,719,062
	Y. T. Realty Group, Ltd.	865,000	158,786
	Yangtzekiang Garment, Ltd.	607,500	117,082
	Yau Lee Holdings, Ltd.	534,000	87,796
	YGM Trading, Ltd.	284,000	237,160
*	Yueshou Environmental Holdings, Ltd.	510,800	10,066
*	Yugang International, Ltd.	100,824,000	1,277,734
*	Yunnan Enterprises Holdings, Ltd.	240,000	30,807
TOTAL HONG KONG			151,533,395

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	3,768
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			3,768

NEW ZEALAND — (5.7%)
	Abano Healthcare Group, Ltd.	35,022	158,007
*	AFFCO Holdings, Ltd.	1,806,887	499,030
	Air New Zealand, Ltd.	1,332,900	1,169,786
	Auckland International Airport, Ltd.	1,214,407	1,775,465
	Cavalier Corp., Ltd.	283,674	570,806
*	CDL Investments (New Zealand), Ltd.	395,965	82,970
	Colonial Motor Co., Ltd.	126,795	243,840
	Ebos Group, Ltd.	161,966	692,178
	Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,245,947
#	Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,908,726
#	Freightways, Ltd.	739,163	1,820,437
#	Hallenstein Glassons Holdings, Ltd.	242,461	588,354
*	Hellaby Holdings, Ltd.	242,239	286,322
	Horizon Energy Distribution, Ltd.	40,420	94,544
	Infratil, Ltd.	2,070,579	2,397,666
	Mainfreight, Ltd.	418,575	1,680,269
	Methven, Ltd.	70,490	83,818
	Michael Hill International, Ltd.	1,534,152	744,752
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	434,784
	New Zealand Exchange, Ltd.	285,516	489,334
	New Zealand Oil & Gas, Ltd.	1,729,680	2,093,766
#	New Zealand Refining Co., Ltd.	600,961	1,631,624
	Northland Port Corp. (New Zealand), Ltd.	219,997	281,211
#	Nuplex Industries, Ltd.	904,126	1,905,163
*	Pike River Coal, Ltd.	186,615	132,725
	Port of Tauranga, Ltd.	533,596	2,730,034
*	ProvencoCadmus, Ltd.	524,201	13,345
#	Pumpkin Patch, Ltd.	606,913	904,796
#*	Pyne Gould Guinness, Ltd.	1,576,514	663,520
*	Rakon, Ltd.	52,061	43,793
	Restaurant Brand (New Zealand), Ltd.	369,175	450,041

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
NEW ZEALAND — (Continued)
*	Richina Pacific, Ltd.	274,180	$71,664
*	Rubicon, Ltd.	974,601	631,941
#	Ryman Healthcare, Ltd.	1,858,916	2,800,403
	Sanford, Ltd.	407,276	1,407,899
	Scott Technology, Ltd.	23,575	23,728
*	Seafresh Fisheries, Ltd.	80,520	1,637
	Skellerup Holdings, Ltd.	252,287	93,383
	Sky City Entertainment Group, Ltd.	2,535,089	6,054,654
	Sky Network Television, Ltd.	349,607	1,278,913
	South Port (New Zealand), Ltd.	30,744	60,268
#	Steel & Tube Holdings, Ltd.	394,859	812,205
*	Tenon, Ltd.	19,132	12,847
*	Tourism Holdings, Ltd.	274,867	159,305
	Tower, Ltd.	840,553	1,218,514
	Trustpower, Ltd.	10,356	54,852
	Vector, Ltd.	316,231	462,944
	Warehouse Group, Ltd.	497,796	1,518,327
TOTAL NEW ZEALAND			48,480,537

SINGAPORE — (11.6%)
*	Addvalue Technologies, Ltd.	1,043,000	22,022
	Advanced Holdings, Ltd.	691,000	150,922
	Allgreen Properties, Ltd.	2,604,000	2,259,477
	Aqua-Terra Supply Co., Ltd.	641,000	153,745
	Armstrong Industrial Corp., Ltd.	1,340,000	235,750
*	ASA Group Holdings, Ltd.	336,000	15,546
*	Asia Environment Holdings, Ltd.	528,793	110,151
*	Asia Food & Properties, Ltd.	1,316,000	555,740
*	Asia-Pacific Strategic Investments, Ltd.	1,410	161
	ASL Marine Holdings, Ltd.	497,000	335,454
	A-Sonic Aerospace, Ltd.	626,996	28,884
*	Baker Technology , Ltd.	223,000	51,333
*	Ban Joo & Co., Ltd.	1,466,000	56,197
*	Banyan Tree Holdings, Ltd.	4,000	2,165
	Best World International, Ltd.	307,500	64,385
*	Beyonics Technology, Ltd.	7,152,300	988,636
	Bonvests Holdings, Ltd.	990,000	682,201
*	Breadtalk Group, Ltd.	37,000	17,597
	Broadway Industrial Group, Ltd.	461,000	203,801
	Brothers (Holdings), Ltd.	504,628	51,076
#	Bukit Sembawang Estates, Ltd.	374,003	1,347,490
	CEI Contract Manufacturing, Ltd.	432,000	35,336
	Cerebos Pacific, Ltd.	528,000	1,598,795
#	CH Offshore, Ltd.	1,393,400	661,008
*	Changjiang Fertilizer Holdings, Ltd.	515	97
	Chemical Industries (Far East), Ltd.	105,910	35,998
#	China Aviation Oil Singapore Corp., Ltd.	222,000	178,937
*	China Dairy Group, Ltd.	1,502,000	210,996
#*	China Energy, Ltd.	3,110,000	524,934
	China Merchants Holdings Pacific, Ltd.	809,000	349,641
	Chip Eng Seng Corp., Ltd.	1,612,800	392,739
	Chosen Holdings, Ltd.	1,284,000	112,683
*	Chuan Hup Holdings, Ltd.	4,033,000	1,001,490
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,371
*	Compact Metal Industries, Ltd.	643,000	5,722
#	Cosco Corp. (Singapore), Ltd.	2,004,000	1,680,340
#	Creative Technology Co., Ltd.	257,350	1,184,098
	CSC Holdings, Ltd.	1,829,000	225,045
	CSE Global, Ltd.	1,854,000	1,137,166
	CWT, Ltd.	1,027,700	615,408
#*	Delong Holdings, Ltd.	1,287,000	663,375

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
*	Digiland International, Ltd.	11,763,000	$41,865
*	Eagle Brand Holdings, Ltd.	14,387,000	668,207
*	Eastern Asia Technology, Ltd.	1,034,000	80,597
*	Ellipsiz, Ltd.	123,000	10,799
	Engro Corp., Ltd.	354,000	227,347
*	Enviro-Hub Holdings, Ltd.	1,445,666	97,760
#*	Epure International, Ltd.	1,108,000	573,214
	Eu Yan Sang International, Ltd.	213,000	69,260
*	Eucon Holdings, Ltd.	3,096,000	87,642
#*	Ezion Holdings, Ltd.	449,000	243,216
#*	Ezra Holdings, Ltd.	1,355,000	2,168,814
	F.J. Benjamin Holdings, Ltd.	1,095,000	254,777
	Federal International (2000), Ltd.	985,500	142,740
*	First Resources, Ltd.	324,000	218,634
	Food Empire Holdings, Ltd.	1,094,400	255,728
	Fragrance Group, Ltd.	41,000	17,296
*	Freight Links Express Holdings, Ltd.	3,893,000	123,901
*	Fu Yu Corp., Ltd.	3,955,750	291,768
*	Furama, Ltd.	302,000	427,996
*	Gallant Venture, Ltd.	1,310,000	291,095
	GK Goh Holdings, Ltd.	1,463,000	654,492
*	Global Yellow Pages, Ltd.	299,000	34,003
#*	Goodpack, Ltd.	1,091,000	876,187
	GP Batteries International, Ltd.	395,000	377,896
	GP Industries, Ltd.	3,054,209	696,305
*	Grand Banks Yachts, Ltd.	250,000	76,521
	Guocoland, Ltd.	495,500	795,579
	Hersing Corp., Ltd.	1,285,000	327,760
*	Hiap Seng Engineering, Ltd.	266,000	122,042
	Hi-P International, Ltd.	1,152,000	592,414
	Ho Bee Investment, Ltd.	945,000	1,152,493
*	Hong Fok Corp., Ltd.	3,172,700	1,506,680
	Hong Leong Asia, Ltd.	604,000	1,238,454
	Hotel Grand Central, Ltd.	1,060,514	561,001
#	Hotel Properties, Ltd.	1,452,400	2,273,093
	Hour Glass, Ltd.	622,744	314,577
	HTL International Holdings, Ltd.	1,063,843	321,859
*	Huan Hsin Holdings, Ltd.	1,138,400	201,532
	HupSteel, Ltd.	1,572,875	311,829
	Hwa Hong Corp., Ltd.	2,436,000	1,008,385
#	Hyflux, Ltd.	1,230,000	3,085,129
	IDT Holdings, Ltd.	693,000	214,424
	IFS Capital, Ltd.	382,800	140,702
*	Indofood Agri Resources, Ltd.	651,000	1,069,994
*	Informatics Education, Ltd.	1,339,000	51,808
#	InnoTek, Ltd.	613,000	181,930
*	Intraco, Ltd.	608,500	160,263
	IPC Corp., Ltd.	1,512,000	133,921
	Isetan (Singapore), Ltd.	122,500	284,514
*	Jadason Enterprises, Ltd.	728,000	48,707
*	Jasper Investments, Ltd.	90,680	8,459
#	Jaya Holdings, Ltd.	1,530,000	652,999
*	JK Yaming International Holdings, Ltd.	907,000	253,406
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,643
	K1 Ventures, Ltd.	3,349,500	381,435
#	Keppel Telecommunications and Transportation, Ltd.	1,537,600	1,567,530
	Khong Guan Flour Milling, Ltd.	38,000	32,459
	Kian Ann Engineering, Ltd.	1,302,000	166,510
	Kian Ho Bearings, Ltd.	781,500	100,132
	Kim Eng Holdings, Ltd.	1,308,620	1,871,054
	Koh Brothers Group, Ltd.	1,312,000	232,127

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
#	KS Energy Services, Ltd.	498,000	$436,549
	Lafe Corp., Ltd.	1,234,800	81,821
*	LanTroVision (S), Ltd.	5,028,750	125,292
	LC Development, Ltd.	2,041,254	266,042
	Lee Kim Tah Holdings, Ltd.	1,600,000	595,398
	Lion Asiapac, Ltd.	473,000	121,670
	Low Keng Huat Singapore, Ltd.	1,834,000	436,371
	Lum Chang Holdings, Ltd.	1,042,030	220,395
*	Manhattan Resources, Ltd.	668,000	287,999
*	Manufacturing Integration Technology, Ltd.	302,000	34,563
*	Mediaring.Com, Ltd.	3,161,500	490,288
	Memtech International, Ltd.	1,322,000	94,103
	Metro Holdings, Ltd.	1,675,160	936,045
#	Midas Holdings, Ltd.	1,530,000	995,670
*	Mirach Energy, Ltd.	460,000	37,674
	Miyoshi Precision, Ltd.	353,500	42,710
	MobileOne, Ltd.	1,794,000	2,411,756
*	Multi-Chem, Ltd.	1,263,000	141,597
	Nera Telecommunications, Ltd.	1,272,000	284,859
	New Toyo International Holdings, Ltd.	1,043,000	161,552
	NSL, Ltd.	414,000	411,829
#*	Oceanus Group, Ltd.	1,055,000	326,948
*	Orchard Parade Holdings, Ltd.	956,022	784,064
*	Osim International, Ltd.	964,000	360,005
	Ossia International, Ltd.	643,554	64,323
*	Overseas Union Enterprise, Ltd.	86,000	556,002
	Pan Pacific Hotels Group, Ltd.	1,687,500	1,918,432
	Pan-United Corp., Ltd.	2,026,000	762,403
*	Parkway Holdings, Ltd.	1,326,133	2,740,727
	PCI, Ltd.	734,000	190,425
*	Penguin International, Ltd.	400,000	43,803
	Pertama Holdings, Ltd.	459,750	130,904
	Petra Foods, Ltd.	881,000	663,802
	Popular Holdings, Ltd.	2,550,500	325,785
*	PSC Corp., Ltd.	1,973,419	351,678
	QAF, Ltd.	881,000	327,014
	Qian Hu Corp., Ltd.	674,600	71,909
#	Raffles Education Corp., Ltd.	3,843,781	1,100,942
*	Raffles Medical Group, Ltd.	198,000	203,666
	Rotary Engineering, Ltd.	1,108,600	821,252
	San Teh, Ltd.	1,006,087	218,340
	SBS Transit, Ltd.	962,500	1,196,317
#*	SC Global Developments, Ltd.	42,000	50,753
*	Seroja Investments, Ltd.	17,768	7,778
	Sim Lian Group, Ltd.	1,380,000	443,026
*	Sing Holdings, Ltd.	36,666	8,554
	Sing Investments & Finance, Ltd.	198,450	194,851
	Singapore Land, Ltd.	148,000	690,793
	Singapore Post, Ltd.	3,567,900	2,557,388
	Singapore Reinsurance Corp., Ltd.	1,514,530	287,557
	Singapore Shipping Corp., Ltd.	1,710,000	337,236
	Singapura Finance, Ltd.	174,062	180,799
	Sinwa, Ltd.	259,000	75,872
	SMB United, Ltd.	1,224,000	277,174
	SMRT Corp., Ltd.	1,421,000	1,929,762
	SSH Corp., Ltd.	1,307,000	232,117
	Stamford Land Corp., Ltd.	2,803,000	814,946
	Straco Corp., Ltd.	130,000	12,030
#	Straits Asia Resources, Ltd.	1,380,000	2,542,065
*	Sunningdale Tech, Ltd.	5,410,000	496,491
*	Sunright, Ltd.	48,000	4,954

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
*	Super Coffeemix Manufacturing, Ltd.	158,000	$71,431
	Superbowl Holdings, Ltd.	980,000	130,726
	Superior Multi-Packaging, Ltd.	455,500	33,234
#*	Swiber Holdings, Ltd.	801,000	576,044
#	Tat Hong Holdings, Ltd.	1,054,800	784,376
*	Thakral Corp., Ltd.	6,028,000	321,605
	Tiong Woon Corp. Holding, Ltd.	924,000	414,238
*	Transcu Group, Ltd.	449,000	40,750
	Trek 2000 International, Ltd.	1,004,000	131,951
*	TT International, Ltd.	480	13
	UMS Holdings, Ltd.	941,000	113,230
#	United Engineers, Ltd.	577,666	739,993
*	United Envirotech, Ltd.	352,000	79,673
	United Industrial Corp., Ltd.	404,000	599,366
	United Overseas Insurance, Ltd.	188,250	402,274
*	United Pulp & Paper Co., Ltd.	708,000	64,073
	UOB-Kay Hian Holdings, Ltd.	1,478,400	1,584,374
	UOL Group, Ltd.	774,000	2,230,524
	Venture Corp., Ltd.	504,000	3,161,739
	Vicom, Ltd.	120,000	185,000
	WBL Corp., Ltd.	600,000	2,184,611
	Wheelock Properties, Ltd.	1,207,000	1,704,148
	Wing Tai Holdings, Ltd.	1,619,000	2,092,089
	Xpress Holdings, Ltd.	3,079,000	174,065
	YHI International, Ltd.	1,174,000	195,216
*	Yoma Strategic Holdings, Ltd.	132,000	9,277
	Yongnam Holdings, Ltd.	1,970,000	381,839
TOTAL SINGAPORE			99,686,745

TOTAL COMMON STOCKS			723,213,042

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#	Village Roadshow, Ltd. Series A	334,417	553,429
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Apex Minerals NL Warrants 11/09/12	189,579	1,873
*	Havilah Resources NL Warrants 04/30/10	2,017	18
*	Millenium Minerals Rights 02/05/10	62,652	—
*	Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	1,653
*	UXC, Ltd. Options 03/31/10	94,269	28,367
TOTAL AUSTRALIA			31,911

HONG KONG — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	145,335
*	Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*	IPE Group, Ltd. Rights 12/14/09	285,000	9,557
*	ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,635
*	JLF Investment Co., Ltd. Rights 01/18/10	207,250	—
*	Lippo, Ltd. Warrants 07/04/11	82,470	1,808
*	South China (China), Ltd. Rights 09/06/10	1,124,000	21,745
TOTAL HONG KONG			184,080

SINGAPORE — (0.0%)
*	Goodpack, Ltd. Warrants 11/30/12	218,200	70,670
*	Qian Hu Corp., Ltd. Rights 09/19/10	104,100	8,522
TOTAL SINGAPORE			79,192

TOTAL RIGHTS/WARRANTS			295,183

The Asia Pacific Small Company Series

CONTINUED

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10 (Collateralized by
$90,000 FNMA 6.50%, 06/25/39, valued at $93,825) to be repurchased at $89,002	$89	$89,000

	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	132,160,243	132,160,243

TOTAL INVESTMENTS — (100.0%)
(Cost $750,746,690)		$856,310,897

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (97.4%)
Consumer Discretionary — (20.6%)
	4imprint Group P.L.C.	96,735	$195,905
	Aegis Group P.L.C.	3,279,567	6,334,110
*	Aga Rangemaster Group P.L.C.	288,143	579,692
*	Arena Leisure P.L.C.	1,372,024	568,185
*	Barratt Developments P.L.C.	540,865	1,075,968
	Bellway P.L.C.	420,170	5,538,289
*	Berkeley Group Holdings P.L.C. (The)	320,225	4,223,599
	Bloomsbury Publishing P.L.C.	271,841	569,016
*	Bovis Homes Group P.L.C.	474,842	3,318,550
	Burberry Group P.L.C.	277,987	2,669,955
	Carpetright P.L.C.	167,232	2,533,950
	Carphone Warehouse Group P.L.C.	1,013,905	3,056,553
	Centaur Media P.L.C.	617,725	469,733
	Chime Communications P.L.C.	210,455	737,480
*	Chrysalis Group P.L.C.	107,232	175,119
	Churchill China P.L.C.	30,000	132,283
*	Cineworld Group P.L.C.	3,286	7,951
*	Clinton Cards P.L.C.	740,506	592,582
*	Cosalt P.L.C.	648,218	90,507
	Daily Mail & General Trust P.L.C. Series A	636,483	4,277,847
	Debenhams P.L.C.	2,383,809	2,983,114
	Dignity P.L.C.	255,526	2,499,560
*	Domino’s Pizza UK & IRL P.L.C.	28,654	137,607
*	DSG International P.L.C.	10,089,373	5,913,343
	Dunelm Group P.L.C.	38,882	237,774
	eaga P.L.C.	140,286	324,217
*	Enterprise Inns P.L.C.	627,886	940,771
	Euromoney Institutional Investor P.L.C.	323,351	2,270,691
#	Findel P.L.C.	1,283,962	718,060
*	Forminster P.L.C.	43,333	2,625
*	French Connection Group P.L.C.	373,475	192,892
	Fuller Smith & Turner P.L.C.	129,026	1,054,027
	Future P.L.C.	1,324,863	358,677
*	Galiform P.L.C.	521,046	623,657
	Game Group P.L.C.	1,441,697	2,461,136
*	Games Workshop Group P.L.C.	101,889	408,997
*	GKN P.L.C.	1,846,299	3,458,060
	Greene King P.L.C.	716,652	4,716,624
	Halfords Group P.L.C.	830,662	5,345,526
	Haynes Publishing Group P.L.C.	14,703	51,474
	Headlam Group P.L.C.	330,383	1,595,616
	Henry Boot P.L.C.	426,786	633,671
#	HMV Group P.L.C.	1,627,244	2,435,289
	Holidaybreak P.L.C.	206,890	755,911
	Hornby P.L.C.	154,220	346,244
	Huntsworth P.L.C.	795,153	817,411
*	Inchcape P.L.C.	7,818,791	3,727,905
	Informa P.L.C.	1,449,124	7,449,766
*	ITV P.L.C.	2,312,304	1,948,398
#*	J.D. Wetherspoon P.L.C.	469,151	3,206,939
	JD Sports Fashion P.L.C.	120,013	985,067
*	JJB Sports P.L.C.	1,351,785	546,289
*	John Menzies P.L.C.	244,534	1,162,764
*	Johnston Press P.L.C.	109,928	39,258
	Kesa Electricals P.L.C.	1,982,633	4,762,839
	Ladbrokes P.L.C.	1,188,699	2,630,023
	Laura Ashley Holdings P.L.C.	2,806,720	635,353
*	Lookers P.L.C.	1,251,177	992,863

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Luminar Group Holdings P.L.C.	347,909	$216,074
#*	Manganese Bronze Holdings P.L.C.	68,818	122,917
	Marston’s P.L.C.	1,367,965	1,936,280
	Millennium & Copthorne Hotels P.L.C.	609,888	3,635,843
*	Mitchells & Butlers P.L.C.	284,973	1,136,198
	Mothercare P.L.C.	324,479	3,561,433
	N Brown Group P.L.C.	868,509	3,464,450
	Pace P.L.C.	772,437	2,601,635
#*	PartyGaming P.L.C.	238,967	998,584
*	Pendragon P.L.C.	2,285,154	847,278
*	Persimmon P.L.C.	554,130	4,190,170
#	Pinewood Shepperton P.L.C.	182,105	375,865
*	Punch Taverns P.L.C.	591,433	645,956
*	Rank Group P.L.C.	915,711	1,223,536
*	Redrow P.L.C.	626,857	1,341,483
	Restaurant Group P.L.C.	732,507	2,199,968
	Rightmove P.L.C.	261,219	2,121,243
	Smiths News P.L.C.	674,129	1,172,702
*	Sportech P.L.C.	329,794	256,170
	Sports Direct International P.L.C.	456,794	719,432
	St. Ives Group P.L.C.	436,379	385,614
*	Stylo P.L.C.	64,096	4,918
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	1,352,554	846,984
	Ted Baker P.L.C.	149,926	1,225,049
	Thomas Cook Group P.L.C.	104,553	386,237
*	Topps Tiles P.L.C.	761,166	1,018,841
*	Trinity Mirror P.L.C.	91,191	219,473
	United Business Media P.L.C.	864,643	6,454,937
	UTV Media P.L.C.	217,432	342,303
	Vitec Group P.L.C. (The)	160,303	1,008,131
*	Wagon P.L.C.	237,979	7,419
	WH Smith P.LC.	588,205	4,679,370
	Whitbread P.L.C.	136,622	3,100,172
	William Hill P.L.C.	1,297,070	3,883,187
	Wilmington Group P.L.C.	346,234	669,360
#*	Yell Group P.L.C.	2,764,932	1,739,716
Total Consumer Discretionary			165,256,640

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	128,572	1,842,022
	Anglo-Eastern Plantations P.L.C.	108,333	672,584
	Britvic P.L.C.	621,890	4,078,040
	Cranswick P.L.C.	174,592	2,209,460
#	Dairy Crest Group P.L.C.	520,119	3,032,663
	Devro P.L.C.	605,749	1,295,202
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	395,612	2,772,920
	McBride P.L.C.	776,269	2,643,606
	Northern Foods P.L.C.	1,842,840	1,976,667
*	Premier Foods P.L.C.	4,876,073	2,795,870
	PZ Cussons P.L.C.	1,341,476	5,816,216
	R.E.A. Holdings P.L.C.	49,233	324,670
	Robert Wiseman Dairies P.L.C.	223,723	1,836,237
	Tate & Lyle P.L.C.	182,391	1,268,604
	Thorntons P.L.C.	313,060	551,084
*	Uniq P.L.C.	416,368	168,816
	Young & Co.’s Brewery P.L.C.	40,000	245,799
	Young & Co.’s Brewery P.L.C. Series A	20,936	164,245
Total Consumer Staples			33,694,705

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Energy — (4.8%)
	Anglo Pacific Group P.L.C.	426,647	$1,538,965
*	Dana Petroleum P.L.C.	333,328	6,306,971
*	Fortune Oil P.L.C.	5,889,851	707,981
*	Hardy Oil & Gas P.L.C.	49,802	200,421
#*	Heritage Oil P.L.C.	242,868	1,703,922
	Hunting P.L.C.	439,386	4,116,112
	James Fisher & Sons P.L.C.	189,802	1,363,873
	JKX Oil & Gas P.L.C.	452,453	2,062,477
	John Wood Group P.L.C.	872,904	4,336,932
*	Lamprell P.L.C.	100,437	297,794
	Melrose Resources P.L.C.	341,839	1,490,059
*	Premier Oil P.L.C.	335,099	5,953,095
*	Salamander Energy P.L.C.	287,546	1,378,134
*	Soco International P.L.C.	250,160	5,407,283
#*	UK Coal P.L.C.	889,073	1,061,838
	Wellstream Holdings P.L.C.	125,733	1,069,826
Total Energy			38,995,683

Financials — (13.1%)
	Aberdeen Asset Management P.L.C.	2,558,118	5,496,878
	Amlin P.L.C.	1,027,564	5,933,252
	Arbuthnot Banking Group P.L.C.	67,329	404,513
	Ashmore Group P.L.C.	419,900	1,837,554
*	BCB Holdings, Ltd.	5,979	9,408
	Beazley P.L.C.	1,047,415	1,685,943
	BlueBay Asset Management P.L.C.	154,645	752,661
	Brewin Dolphin Holdings P.L.C.	870,024	1,936,110
	Brit Insurance Holdings NV	1,289,236	4,071,619
*	Capital & Regional P.L.C.	814,788	447,765
	Catlin Group, Ltd.	977,375	5,351,703
	Charles Stanley Group P.L.C.	123,753	499,380
	Charles Taylor Consulting P.L.C.	139,215	472,192
*	Chaucer Holdings P.L.C.	53,389	39,529
	Chesnara P.L.C.	200,658	631,905
	Close Brothers Group P.L.C.	481,680	5,352,868
	Collins Stewart P.L.C.	98,837	109,684
	Daejan Holdings P.L.C.	36,248	1,658,274
	Development Securities P.L.C.	322,788	1,771,861
*	DTZ Holdings P.L.C.	224,770	236,552
	Evolution Group P.L.C.	1,149,167	2,492,041
	F&C Asset Management P.L.C.	572,530	701,021
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	12,115
	Hardy Underwriting Group P.L.C.	153,854	695,956
	Hargreaves Lansdown P.L.C.	451,151	2,142,649
	Helical Bar P.L.C.	378,138	2,084,061
#	Henderson Group P.L.C.	2,936,019	5,864,729
	Hiscox, Ltd.	1,517,006	7,730,380
	IG Group Holdings P.L.C.	1,241,907	7,598,988
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	632,425	2,792,944
	International Personal Finance P.L.C.	930,623	3,115,402
*	IP Group P.L.C.	250,011	230,549
	Jardine Lloyd Thompson Group P.L.C.	631,736	4,926,053
	Liontrust Asset Management P.L.C.	129,935	216,349
*	London Stock Exchange Group P.L.C.	1,857	21,445
*	LSL Property Services P.L.C.	134,125	553,015
*	MWB Group Holdings P.L.C.	379,622	240,745
	Novae Group P.L.C.	234,907	1,126,343
	Park Group P.L.C.	166,600	48,184
#	Provident Financial P.L.C.	485,695	7,241,619

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Financials — (Continued)
*	Quintain Estates & Development P.L.C.	318,342	$306,812
	Rathbone Brothers P.L.C.	159,131	2,049,042
	Rensburg Sheppards P.L.C.	168,448	1,671,029
*	Resolution, Ltd.	20,988	30,320
*	Rutland Trust P.L.C.	85,288	92,297
	S&U P.L.C.	21,140	152,638
	Savills P.L.C.	501,321	2,581,368
*	Shellproof, Ltd.	1,156	654
	Shore Capital Group P.L.C.	1,193,004	726,312
	St. James’s Place P.L.C.	718,698	2,833,696
*	St. Modwen Properties P.L.C.	607,759	1,901,696
	Tullett Prebon P.L.C.	757,461	3,391,311
*	Unite Group P.L.C.	192,038	928,471
Total Financials			105,200,006

Health Care — (3.5%)
#*	Alizyme P.L.C.	660,805	42,693
*	Antisoma P.L.C.	2,024,536	1,074,934
*	Ark Therapeutics Group P.L.C.	638,344	144,807
*	Assura Group, Ltd. P.L.C.	48,153	24,964
*	Axis-Shield P.L.C.	223,504	1,404,461
	Biocompatibles International P.L.C.	147,081	543,021
	Bioquell P.L.C.	90,893	242,686
*	BTG P.L.C.	730,460	2,042,690
	Care UK P.L.C.	199,792	1,383,396
	Consort Medical P.L.C.	116,271	732,358
	Corin Group P.L.C.	126,637	129,061
	Dechra Pharmaceuticals P.L.C.	201,204	1,594,939
	Genus P.L.C.	157,057	1,697,997
	Goldshield Group P.L.C.	119,590	936,832
	Hikma Pharmaceuticals P.L.C.	430,418	3,535,821
	Nestor Healthcare Group P.L.C.	443,850	293,266
*	Oxford Biomedica P.L.C.	2,123,042	380,911
*	Prostrakan Group P.L.C.	38,359	53,312
*	Renovo Group P.L.C.	95,255	44,421
*	SkyePharma P.L.C.	55,765	77,311
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	436,321
	SSL International P.L.C.	753,239	9,514,331
	Synergy Health P.L.C.	28,214	295,813
*	Vectura Group P.L.C.	1,085,207	1,319,608
*	William Ransom & Son P.L.C.	30,000	2,262
Total Health Care			27,948,216

Industrials — (32.6%)
*	AEA Technology P.L.C.	539,970	235,201
	Aggreko P.L.C.	611,546	9,129,523
	Air Partner P.L.C.	37,086	268,412
	Alumasc Group P.L.C.	131,547	213,943
	Arriva P.L.C.	655,941	5,232,876
	Ashtead Group P.L.C.	1,976,882	2,590,576
	Atkins WS P.L.C.	425,663	4,192,627
*	Autologic Holdings P.L.C.	96,590	36,663
*	Avis Europe P.L.C.	197,823	83,988
	Babcock International Group P.L.C.	843,262	8,089,536
	Balfour Beatty P.L.C.	98,175	408,540
	BBA Aviation P.L.C.	1,221,985	3,222,651
	Bodycote P.L.C.	722,295	1,854,370
	Braemar Shipping Services P.L.C.	81,108	551,865
#	Brammer P.L.C.	185,266	355,434
#*	British Airways P.L.C.	92,560	278,387
	BSS Group P.L.C.	489,152	1,884,010

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Camellia P.L.C.	2,437	$292,595
	Carillion P.L.C.	1,523,518	7,439,186
	Carr’s Milling Industries P.L.C.	35,330	236,211
	Castings P.L.C.	162,757	484,173
	Charter International P.L.C.	614,873	7,122,885
	Chemring Group P.L.C.	128,869	6,083,051
	Chloride Group P.L.C.	1,025,093	2,963,473
	Clarkson P.L.C.	68,229	812,531
	Communisis P.L.C.	561,133	121,315
	Connaught P.L.C.	319,006	1,826,842
*	Cookson Group P.L.C.	590,828	3,997,131
#	Costain Group P.L.C.	1,269,584	489,580
*	Danka Business Systems P.L.C.	1,029,605	33,759
	Davis Service Group P.L.C.	670,430	4,300,735
	De la Rue P.L.C.	387,017	6,151,128
	Dewhurst P.L.C.	9,000	36,342
*	easyJet P.L.C.	548,462	3,110,803
	Eleco P.L.C.	80,000	48,782
	Fenner P.L.C.	671,987	1,810,352
*	Firstgroup P.L.C.	753,510	5,154,488
	Forth Ports P.L.C.	175,092	3,176,055
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	143,430	717,798
	Go-Ahead Group P.L.C.	169,568	3,627,822
	Hampson Industries P.L.C.	430,496	467,364
	Hays P.L.C.	4,879,374	8,159,388
*	Helphire P.L.C.	1,050,597	825,357
	Hogg Robinson Group P.L.C.	103,893	48,669
#	Homeserve P.L.C.	224,472	6,110,120
	Hyder Consulting P.L.C.	168,297	513,865
	IMI P.L.C.	1,191,221	9,936,326
*	Impellam Group P.L.C.	35,258	36,165
	Interserve P.L.C.	498,625	1,548,379
	Intertek Group P.L.C.	539,854	10,911,562
	Invensys P.L.C.	472,034	2,270,866
	ITE Group P.L.C.	1,190,261	2,453,628
	J. Smart & Co. (Contractors) P.L.C.	22,500	167,766
	Keller Group P.L.C.	268,149	2,788,420
	Kier Group P.L.C.	141,688	2,340,263
	Latchways P.L.C.	41,288	450,212
	Lavendon Group P.L.C.	460,763	517,080
	Lincat Group P.L.C.	14,452	106,210
*	Low & Bonar P.L.C.	763,541	416,967
	Management Consulting Group P.L.C.	1,026,246	293,909
*	Mears Group P.L.C.	33,654	151,477
	Meggitt P.L.C.	1,630,199	6,824,532
	Melrose P.L.C.	1,121,380	3,242,642
	Michael Page International P.L.C.	1,235,568	7,522,604
	Mitie Group P.L.C.	1,208,230	4,478,612
*	MJ Gleeson Group P.L.C.	195,875	395,612
	Morgan Crucible Co. P.L.C.	1,144,879	2,912,464
	Morgan Sindall P.L.C.	161,485	1,565,876
	Mouchel Group P.L.C.	469,006	2,011,675
	MS International P.L.C.	50,000	168,267
	National Express Group P.L.C.	487,807	1,501,050
	Northgate P.L.C.	313,860	1,104,162
	PayPoint P.L.C.	87,805	619,396
	PV Crystalox Solar P.L.C.	597,857	593,130
	Qinetiq P.L.C.	2,172,472	5,667,987
	Regus P.L.C.	3,178,152	4,693,913
*	Rentokil Initial P.L.C.	1,850,810	3,445,663

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Industrials — (Continued)
	Ricardo P.L.C.	222,000	$962,803
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,317,964
	ROK P.L.C.	723,316	500,956
	RPS Group P.L.C.	788,615	2,757,226
	Scott Wilson Group P.L.C.	83,704	125,912
	Senior P.L.C.	1,671,692	2,022,187
	Severfield-Rowen P.L.C.	351,952	983,693
	Shanks Group P.L.C.	1,642,693	3,530,868
*	SIG P.L.C.	1,366,866	2,467,037
	Speedy Hire P.L.C.	178,122	77,917
*	Spice P.L.C.	4,494	4,342
	Spirax-Sarco Engineering P.L.C.	301,608	6,020,306
	Stagecoach Group P.L.C.	803,167	2,185,003
	Sthree P.L.C.	299,337	1,421,111
#	T. Clarke P.L.C.	148,717	330,967
	Tarsus Group P.L.C.	212,372	370,624
	Tomkins P.L.C.	3,282,427	10,200,216
*	Travis Perkins P.L.C.	482,448	6,607,189
	Tribal Group P.L.C.	132,810	174,355
*	Trifast P.L.C.	359,985	142,100
	UK Mail Group P.L.C.	198,762	1,017,457
	Ultra Electronics Holdings P.L.C.	267,145	5,904,969
	Umeco P.L.C.	196,406	913,166
#*	Volex Group P.L.C.	241,088	356,554
	Vp P.L.C.	167,463	486,957
	VT Group P.L.C.	677,021	5,650,909
	Weir Group P.L.C. (The)	479,090	5,525,084
	Wincanton P.L.C.	479,763	1,569,448
	WSP Group P.L.C.	262,651	1,169,837
	XP Power, Ltd.	73,546	527,484
Total Industrials			261,251,858

Information Technology — (13.0%)
	Acal P.L.C.	104,729	229,437
	Alphameric P.L.C.	127,141	57,596
#*	Alterian P.L.C.	179,139	534,825
	Anite P.L.C.	1,166,924	610,225
	ARM Holdings P.L.C.	4,777,637	13,642,241
	Aveva Group P.L.C.	274,171	4,459,585
	Computacenter P.L.C.	423,790	1,706,719
*	CSR P.L.C.	380,954	2,504,759
#	Dialight P.L.C.	111,362	393,365
*	Dicom Group P.L.C.	317,667	928,062
	Dimension Data Holdings P.L.C.	5,576,955	6,712,395
	Diploma P.L.C.	459,990	1,310,731
	Domino Printing Sciences P.L.C.	455,803	2,413,206
	E2V Technologies P.L.C.	247,588	243,501
	Electrocomponents P.L.C.	1,576,293	4,101,204
	Fidessa Group P.L.C.	129,908	2,452,005
*	Gresham Computing P.L.C.	204,631	77,686
	Halma P.L.C.	1,486,473	5,834,464
*	Imagination Technologies Group P.L.C.	882,944	3,438,082
	Innovation Group P.L.C.	2,836,273	499,503
*	Intec Telecom Systems P.L.C.	1,181,031	1,969,081
	Kewill P.L.C.	368,863	621,051
	Laird P.L.C.	719,642	1,456,415
	Logica P.L.C.	3,167,765	5,795,756
	Micro Focus International P.L.C.	452,097	3,306,821
*	Misys P.L.C.	1,978,560	6,867,857
*	Morse P.L.C.	367,208	241,208

The United Kingdom Small Company Series

CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Oxford Instruments P.L.C.	193,856	$638,718
	Phoenix IT Group, Ltd. P.L.C.	197,369	846,565
	Premier Farnell P.L.C.	1,379,926	3,820,961
	Psion P.L.C.	499,513	778,457
*	Raymarine P.L.C.	249,080	11,690
	Renishaw P.L.C.	180,171	1,579,813
	RM P.L.C.	363,499	928,529
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	348,025	6,650,079
*	Scipher P.L.C.	34,563	—
*	SDL P.L.C.	333,680	2,215,361
	Spectris P.L.C.	490,382	5,832,775
	Spirent Communications P.L.C.	2,619,152	4,289,606
*	Telecity Group P.L.C.	25,779	158,899
*	TT electronics P.L.C.	595,193	700,870
	Vislink P.L.C.	588,460	228,547
*	Wolfson Microelectronics P.L.C.	493,841	1,053,906
	Xaar P.L.C.	220,887	281,339
	Xchanging P.L.C.	541,322	1,800,737
Total Information Technology			104,224,632

Materials — (4.3%)
	British Polythene Industries P.L.C.	102,332	451,960
	Carclo P.L.C.	214,230	504,792
	Croda International P.L.C.	484,717	6,249,976
	Delta P.L.C.	591,338	1,330,001
	DS Smith P.L.C.	1,591,931	3,256,011
	Elementis P.L.C.	1,858,096	1,585,186
	Ferrexpo P.L.C.	69,712	222,068
	Filtrona P.L.C.	704,266	2,134,517
*	Gem Diamonds, Ltd.	353,895	1,290,463
	Hill & Smith Holdings P.L.C.	275,101	1,508,780
	Hochschild Mining P.L.C.	223,726	1,230,434
*	Inveresk P.L.C.	125,000	3,331
	Marshalls P.L.C.	658,597	910,413
	Mondi P.L.C.	943,611	5,062,489
#*	Petropavlovsk P.L.C.	105,983	1,737,339
	Porvair P.L.C.	158,128	154,220
	RPC Group P.L.C.	403,363	1,595,296
	Victrex P.L.C.	321,880	4,192,083
*	Yule Catto & Co. P.L.C.	505,169	1,235,873
	Zotefoams P.L.C.	96,852	142,221
Total Materials			34,797,453

Telecommunication Services — (0.7%)
*	COLT Telecom Group SA	1,213,428	2,576,580
	Kcom Group P.L.C.	2,504,455	1,781,015
	Telecom Plus P.L.C.	257,500	1,250,503
Total Telecommunication Services			5,608,098

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	157,084
	Drax Group P.L.C.	81,042	540,293
	Northumbrian Water Group P.L.C.	702,208	3,056,342
	Pennon Group P.L.C.	107,478	930,565
Total Utilities			4,684,284

TOTAL COMMON STOCKS			781,661,575

RIGHTS/WARRANTS — (0.0%)
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—

The United Kingdom Small Company Series

CONTINUED

	Shares	Value††
* Ultraframe Litigation Notes	319,285	$—
TOTAL RIGHTS/WARRANTS		—

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10 (Collateralized by
$435,000 FNMA 6.50%, 06/25/39, valued at $453,488) to be repurchased at $443,009	$443	443,000

	Shares
SECURITIES LENDING COLLATERAL — (2.5%)
§@ DFA Short Term Investment Fund LP	20,080,643	20,080,643

TOTAL INVESTMENTS — (100.0%)
(Cost $843,151,274)		$802,185,218

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.6%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	16,245	$1,467,293
	Andritz AG	116,739	6,730,134
#*	A-TEC Industries AG	21,828	270,423
	Austria Email AG	715	4,776
*	Austriamicrosystems AG	123	2,704
	BKS Bank AG	3,120	80,955
*	BWIN Interactive Entertainment AG	79,165	4,712,831
	BWT AG	27,601	769,533
#*	CA Immobilien Anlagen AG	130,641	1,476,255
	Constantia Packaging AG	18,095	946,801
*	Conwert Immobilien Invest AG	48,984	598,799
*	EAG-Beteiligungs AG	1,650	18,076
	EVN AG	36,696	692,688
	Flughafen Wien AG	39,948	1,997,985
*	Frauenthal Holding AG	12,084	129,987
*	Intercell AG	104,732	3,898,823
	Josef Manner & Co. AG	870	58,618
*	Kapsch TrafficCom AG	1,065	38,679
	Lenzing AG	4,701	1,672,604
#	Mayr-Melnhof Karton AG	31,265	3,215,292
	Oberbank AG	37,973	2,326,014
#	Oesterreichischen Post AG	98,332	2,678,395
#	Palfinger AG	45,976	1,023,030
*	RHI AG	93,231	2,164,054
	Rosenbauer International AG	11,816	490,951
*	S&T System Integration & Technology Distribution AG	6,404	114,484
#	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,537,818
*	Sparkassen Immobilien AG	58,185	416,891
	Strabag SE	95,319	2,807,738
	UBM Realitaetenentwicklung AG	1,440	61,723
	Uniqa Versicherungen AG	199,741	3,718,358
	Voestalpine AG	65,130	2,379,428
*	Warimpex Finanz und Beteiligungs AG	5,570	17,445
*	Wienerberger AG	142,991	2,594,930
*	Wolford AG	11,165	177,627
*	Zumtobel AG	76,175	1,486,272
TOTAL AUSTRIA			52,778,414

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	81,854	6,080,434
*	Agfa-Gevaert NV	368,855	2,377,687
#	Banque Nationale de Belgique SA	952	4,639,892
*	Barco NV	53,143	2,161,121
	Bekaert SA	56,385	8,701,973
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	216,299
	Compagnie d’Entreprises CFE	40,394	2,044,270
*	Compagnie du Bois Sauvage SA	87	10
#*	Compagnie Immobiliere de Belgique SA	10,535	372,338
#	Compagnie Maritime Belge SA	61,365	1,819,057
#*	Deceuninck NV	247,412	515,503
*	Devgen NV	3,090	52,359
	D’Ieteren SA	12,852	5,124,450
	Duvel Moorgat SA	8,799	667,677
	Econocom Group SA	65,485	971,137
	Elia System Operator SA/NV	112,383	4,395,454
#	Euronav SA	86,554	1,891,934
	EVS Broadcast Equipment SA	13,059	835,990
#	Exmar NV	127,551	1,043,935

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
BELGIUM — (Continued)
	Floridienne SA	2,033	$290,364
*	Galapagos NV	4,970	58,417
	Hamon & Compagnie International SA	2,193	86,121
	Henex SA	7,487	415,686
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	384,245
#*	International Brachtherapy SA	35,773	189,093
	Ion Beam Applications SA	67,020	804,216
	Jensen-Group NV	12,030	123,276
	Kinepolis Group NV	5,063	213,264
#	Lotus Bakeries SA	1,361	645,982
#*	Melexis NV	88,696	863,708
*	Nyrstar NV	140,979	1,676,660
	Omega Pharma SA	82,044	4,106,334
#*	Option NV	38,430	42,594
*	Picanol NV	16,620	54,583
#*	RealDolmen NV	6,066	114,231
	Recticel SA	52,387	374,991
*	Resilux NV	4,095	267,366
	Rosier SA	655	238,050
*	Roularta Media Group NV	3,344	73,234
	SAPEC SA (4775951)	3,531	330,878
*	SAPEC SA (5389544)	75	355
	Sioen Industries NV	52,140	294,527
	Sipef NV	24,100	1,198,668
*	Spector Photo Group SA	11,235	10,709
*	Systemat-Datarelay SA	26,232	181,665
*	Telenet Group Holding NV	148,890	4,243,186
	Ter Beke NV	2,281	175,888
	Tessenderlo Chemie NV	90,268	2,987,981
*	ThromboGenics NV	13,144	283,671
	Umicore SA	143,678	4,792,898
	Unibra SA	1,600	367,447
	Van De Velde NV	27,539	1,155,653
*	VPK Packaging Group SA	12,084	414,969
TOTAL BELGIUM			71,372,430

DENMARK — (2.3%)
*	Aarhus Lokalbank A.S.	8,030	103,284
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,204
*	Aktieselskabet Skjern Bank A.S.	3,276	113,079
	Alk-Abello A.S.	14,179	1,108,939
*	Alm. Brand A.S.	27,560	479,255
#*	Amagerbanken A.S. (B134JF3)	32,395	272,434
*	Amagerbanken A.S. (B4R6990)	32,395	272,098
#	Ambu A.S.	22,100	457,702
	Arkil Holdings A.S. Series B	780	103,696
#	Auriga Industries A.S. Series B	46,057	955,938
#*	Bang & Olufsen Holdings A.S.	91,461	1,324,297
#*	Bavarian Nordic A.S.	17,176	472,070
#*	BoConcept Holding A.S.	5,650	158,054
*	Brodrene Hartmann A.S. Series B	11,730	213,340
*	Brondbyernes IF Fodbold A.S. Series B	15,450	80,078
	D/S Norden A.S.	46,669	1,878,694
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	101,235
*	Dantherm Holding A.S.	13,100	51,326
#*	DFDS A.S.	11,236	773,079
*	DiBa Bank A.S.	2,300	30,104
*	Djursland Bank A.S.	8,970	271,095
	East Asiatic Co., Ltd. A.S.	52,687	1,838,222
	F.E. Bording A.S.	600	66,463
*	Fionia Holding A.S.	17,880	—

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
DENMARK — (Continued)
	Fluegger A.S. Series B	4,198	$335,091
#*	GN Store Nord A.S.	517,039	2,750,132
*	GPV Industi A.S.	2,200	12,715
#*	Greentech Energy Systems A.S.	73,819	337,856
*	Gronlandsbanken A.S.	768	56,870
#*	H&H International A.S. Series B	17,280	214,981
	Harboes Bryggeri A.S.	10,250	233,424
	Hojgaard Holding A.S. Series B	2,750	97,178
*	IC Companys A.S.	33,305	1,142,007
*	Incentive A.S.	3,575	12,741
	Jeudan A.S.	3,134	265,866
#*	Jyske Bank A.S.	85,937	3,333,446
*	Lan & Spar Bank A.S.	5,150	282,058
*	Lastas A.S. Series B	11,200	86,624
*	Lollands Bank A.S.	750	28,296
*	Maconomy Corp. A.S.	7,833	14,577
#*	Mols-Linien A.S.	27,490	256,807
*	NeuroSearch A.S.	60,077	888,885
*	NKT Holding A.S.	58,121	3,235,973
*	Nordjyske Bank A.S.	17,600	389,642
*	Norresundby Bank A.S.	7,350	261,041
*	Ostjydsk Bank A.S.	2,554	214,206
#*	Parken Sport & Entertainment A.S.	8,234	486,665
	Per Aarsleff A.S. Series B	5,975	667,341
#*	Ringkjoebing Landbobank A.S.	14,890	1,733,891
	Roblon A.S. Series B	540	58,187
*	Rockwool International A.S.	6,487	763,968
#*	Royal Unibrew A.S.	12,465	329,993
*	Salling Bank A.S.	910	79,215
*	Sanistal A.S. Series B	4,051	52,402
	Satair A.S.	8,525	298,238
	Schouw & Co. A.S.	70,768	1,288,630
	SimCorp A.S.	16,263	3,050,126
*	Sjaelso Gruppen A.S.	29,228	62,716
*	SKAKO Industries A.S.	5,130	42,896
	Solar Holdings A.S. Series B	4,661	304,356
	Sondagsavisen A.S.	36,665	244,414
*	Spar Nord Bank A.S.	115,369	1,235,077
*	Sparbank A.S.	10,930	239,317
*	Sparekassen Faaborg A.S.	1,972	335,242
*	Sydbank A.S.	140,905	3,588,357
	Thrane & Thrane A.S.	9,883	251,557
	Tivoli A.S.	969	607,304
*	TK Development A.S.	91,681	463,221
#*	TopoTarget A.S.	152,146	75,309
	Torm A.S.	69,423	676,572
*	Vestfyns Bank A.S.	680	77,421
*	Vestjysk Bank A.S.	24,162	400,900
TOTAL DENMARK			42,990,417

FINLAND — (7.4%)
	Ahlstrom Oyj	4,420	58,456
#*	Aldata Solutions Oyj	194,535	127,573
	Alma Media Oyj	277,852	2,976,810
*	Amanda Capital Oyj	67,120	162,900
	Amer Sports Oyj Series A	307,264	3,061,705
	Aspo Oyj	68,141	572,761
	Atria P.L.C.	2,584	40,707
	Bank of Aland P.L.C.	17,663	615,105
	BasWare Oyj	34,550	715,036
*	Biotie Therapies Corp. Oyj	265,590	209,231

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	Cargotec Oyj Series B	109,737	$3,020,631
	Componenta Oyj	34,400	203,520
#	Comptel P.L.C.	324,863	362,870
#	Cramo Oyj	104,189	1,783,034
#	Digia P.L.C.	55,020	270,297
	Efore Oyj	114,965	131,690
	Elisa Oyj	276,614	6,313,547
	Etteplan Oyj	62,600	248,511
*	Finnair Oyj	186,376	999,589
*	Finnlines Oyj	124,906	1,224,278
	Fiskars Oyj Abp Series A	181,663	2,769,965
	F-Secure Oyj	444,369	1,740,282
*	GeoSentric Oyj	244,900	13,756
#	Glaston Oyj Abp	131,940	205,081
#	HKScan Oyj Series A	72,398	815,579
	Huhtamaki Oyj	338,637	4,694,715
	Ilkka-Yhtyma Oyj	60,256	525,455
	KCI Konecranes Oyj	232,703	6,351,673
#	Kemira Oyj	248,868	3,704,873
	Kesko Oyj	138,078	4,559,709
	Laennen Tehtaat Oyj	18,920	425,596
	Lassila & Tikanoja Oyj	117,954	2,702,392
	Lemminkainen Oyj	13,072	450,804
*	Metso Corp. Oyj	206,460	7,262,304
*	M-Real Oyj Series B	3,798,185	8,280,252
	Neomarkka Oyj	16,652	163,789
#	Nokian Renkaat Oyj	325,926	7,903,376
	Nordic Aluminium Oyj	10,440	220,317
	Okmetic Oyj	54,904	250,202
	Olvi Oyj Series A	31,354	1,184,096
	Oriola-KD Oyj Series A	26,000	163,905
	Oriola-KD Oyj Series B	125,434	791,108
	Orion Oyj Series A	96,540	2,084,544
	Orion Oyj Series B	253,721	5,471,852
#	Outokumpu Oyj Series A	188,979	3,577,398
	Outotec Oyj	36,018	1,269,860
	PKC Group Oyj	48,390	456,012
	Pohjola Bank P.L.C.	372,375	4,016,135
	Ponsse Oyj	22,814	225,497
	Poyry Oyj	179,728	2,874,176
	Raisio P.L.C.	462,617	1,768,708
*	Ramirent Oyj	299,709	2,912,467
	Rapala VMC Oyj	113,258	803,770
	Rautaruukki Oyj Series K	135,670	3,138,252
	Raute Oyj Series A	10,390	111,280
#	Ruukki Group Oyj	303,857	933,382
	Sanoma Oyj	162,312	3,662,007
	Scanfil Oyj	123,479	483,727
*	Sponda Oyj	159,511	622,630
	Stockmann Oyj Abp Series A	43,914	1,285,723
#	Stockmann Oyj Abp Series B	99,920	2,717,325
	Tecnomen Lifetree Oyj	2,061	2,762
	Teleste Oyj	53,559	280,811
	Tieto Oyj	277,638	5,768,678
	Trainers’ House P.L.C.	107,200	67,074
	Tulikivi Oyj	79,440	120,481
	Turkistuottajat Oyj	8,490	97,343
	Uponor Oyj Series A	206,241	4,413,511
	Vacon Oyj	42,777	1,625,537
#	Vaisala Oyj Series A	39,132	1,399,188
	Viking Line Abp	10,400	556,554

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FINLAND — (Continued)
	Wartsila Corp. Oyj Series B	119,988	$4,809,387
	Yit Oyj	206,080	4,252,903
TOTAL FINLAND			140,086,454

FRANCE — (12.0%)
	Akka Technologies SA	6,655	106,268
	Ales Groupe SA	32,239	507,856
*	ALTEN SA	60,626	1,685,385
#*	Altran Technologies SA	343,804	1,811,895
	April Group SA	70,725	2,451,621
	Arkema SA	199,362	7,391,077
	Assystem SA	52,519	601,175
#*	Atari SA	4,202	29,462
#*	Atos Origin SA	143,571	6,577,491
	Aubay SA	10,285	57,075
	Audika SA	21,251	675,167
*	Baccarat SA	1,090	287,512
	Banque Tarneaud SA	1,430	220,821
	Beneteau SA	172,729	2,641,471
#	Bigben Interactive	8,718	102,989
	bioMerieux SA	16,058	1,876,185
	Boiron SA	27,525	1,178,494
	Boizel Chanoine Champagne SA	6,006	354,593
#	Bonduelle SCA	12,784	1,454,491
*	Bongrain SA	14,661	1,115,704
#	Bourbon SA	155,756	5,849,865
*	Bull SA	289,386	1,269,417
	Burelle SA	3,894	441,417
*	Cafom SA	5,092	73,387
	Canal Plus SA	258,807	2,104,817
	Carbone Lorraine SA	56,403	2,047,382
	CBo Territoria	28,320	170,991
#*	Cegedim SA	16,591	1,372,347
#*	Club Mediterranee SA	60,303	1,104,038
*	Compagnie Generale de Geophysique-Veritas SA	219,970	4,675,824
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	84,896
*	Compagnie International Andre Trigano SA	983	85,734
#*	CS Communication & Systemes SA	7,938	92,483
	Damartex SA	21,236	431,301
	Delachaux SA	26,973	1,585,031
#	Derichebourg SA	509,863	2,256,225
*	Dynaction SA	14,655	167,706
#	EDF Energies Nouvelles SA	24,912	1,284,868
	Electricite de Strasbourg SA	22,706	3,740,232
	Esso S.A.F.	8,945	1,110,159
#	Establissements Maurel et Prom SA	305,061	5,532,571
	Euler Hermes SA	36,906	2,752,269
#*	Euro Disney SCA	48,370	335,706
	Exel Industries SA	10,525	379,649
#*	Faurecia SA	76,758	1,678,639
#	Fimalac SA	29,963	1,665,823
#	Fleury Michon SA	4,694	233,291
*	Gascogne SA	6,907	317,765
	Gaumont SA	14,184	792,414
#*	GECI International SA	59,392	276,816
*	Gemalto NV	149,247	6,492,880
	Gevelot SA	3,584	140,173
	GFI Informatique SA	122,870	492,504
#	Gifi SA	7,360	515,273
	Ginger Groupe Ingenierie Europe SA	10,523	199,919
	GL Events SA	7,882	193,654

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
#	GPE Groupe Pizzorno SA	5,200	$130,447
	Groupe Crit SA	24,255	625,544
	Groupe Eurotunnel SA	186,644	1,746,678
#*	Groupe Flo SA	29,358	148,904
*	Groupe Go Sport SA	2,740	71,657
#*	Groupe Gorge SA	18,510	187,439
	Groupe Guillin SA	1,200	100,130
#	Groupe Open SA	27,590	234,379
#	Groupe Steria SCA	66,183	2,033,317
	Guerbet SA	5,824	811,784
#	Guyenne et Gascogne SA	25,024	2,283,009
#	Haulotte Group SA	55,825	499,456
	Havas SA	1,165,955	4,660,597
#	Idsud SA	2,227	94,213
	Imerys SA	39,232	2,348,647
	Ingenico SA	103,297	2,503,338
	Ipsen SA	18,673	1,035,405
	Ipsos SA	83,610	2,526,607
*	JC Decaux SA	51,262	1,244,276
#*	Kaufman & Broad SA	2,387	57,553
	Korian SA	5,455	156,265
	Laurent-Perrier SA	11,820	912,474
#*	Lectra SA	83,499	269,694
	Lisi SA	16,055	783,173
#*	LVL Medical Groupe SA	24,346	569,400
	M6 Metropole Television SA	148,116	3,790,917
	Maisons France Confort SA	1,726	62,651
#*	Manitou BF SA	46,187	681,673
	Manutan International SA	13,379	767,297
*	MGI Coutier SA	2,753	63,145
	Mr. Bricolage SA	23,846	427,928
#	Naturex SA	8,691	346,429
#	Neopost SA	61,086	5,041,752
	Nexans SA	92,377	7,337,847
	Nexity SA	18,755	681,568
	Norbert Dentressangle SA	12,330	671,845
*	Oeneo SA	102,487	167,985
	Orpea SA	96,748	4,377,823
*	Osiatis SA	1,400	5,701
#	PagesJaunes SA	183,448	2,044,768
	Paris Orleans et Cie SA	2,708	81,271
	Pierre & Vacances SA	15,567	1,196,468
	Plastic Omnium SA	29,952	819,389
#	Plastivaloire SA	4,552	94,093
	PSB Industries SA	8,438	195,947
	Radiall SA	4,766	292,326
	Rallye SA	77,113	2,693,768
*	Recylex SA	35,449	447,370
#	Remy Cointreau SA	76,509	3,891,735
*	Rexel SA	234,965	3,415,239
#*	Rhodia SA	224,856	4,008,457
	Robertet SA	3,167	386,154
*	Rougier SA	6,115	214,395
#	Rubis SA	32,177	2,833,767
#*	S.T. Dupont SA	39,440	10,754
*	Sa des Ciments Vicat SA	158	13,287
	Sabeton SA	13,500	228,045
	Saft Groupe SA	55,016	2,650,082
	SAMSE SA	8,342	681,303
	SCOR SE	108,387	2,722,900
	SEB SA	87,918	4,987,456

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
FRANCE — (Continued)
#	Sechilienne SA	56,504	$2,290,227
#	Securidev SA	2,500	70,738
*	SeLoger.com SA	7,108	228,766
	Signaux Girod SA	894	60,845
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	172,850
	Societe BIC SA	84,787	5,857,509
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,148,080
	Societe Pour l’Informatique Industrielle SA	40,908	268,214
	Societe Television Francaise 1 SA	171,170	3,143,605
#*	Soitec SA	107,280	1,530,450
	Somfy SA	21,738	3,987,534
	Sopra Group SA	22,982	1,631,002
	Sperian Protection SA	18,519	1,334,900
#	Stallergenes SA	31,063	2,611,284
	Stef-TFE SA	28,838	1,779,101
	Sucriere de Pithiviers Le Vieil SA	1,745	1,746,280
	Synergie SA	32,941	847,200
#*	Technicolor SA	1,013,751	1,304,991
	Teleperformance SA	158,000	5,126,596
	Tessi SA	5,050	347,895
#*	Theolia SA	86,282	357,297
	Tonnellerie Francois Freres SA	3,839	169,895
	Toupargel Groupe SA	75	1,646
#*	UbiSoft Entertainment SA	196,028	2,775,585
	Union Financiere de France Banque SA	15,895	571,005
#*	Valeo SA	232,962	8,153,646
	Viel et Compagnie SA	158,130	667,444
#	Vilmorin & Cie SA	18,821	2,330,999
#	Virbac SA	16,251	1,694,495
	VM Materiaux SA	6,914	421,479
#	Vranken Pommery Monopole SA	12,131	513,765
#	Zodiac Aerospace SA	105,911	4,404,943
	Zueblin Immobiliere France SA	1,285	7,743
TOTAL FRANCE			227,000,128

GERMANY — (13.6%)
	A.S. Creation Tapeton AG	6,853	246,514
*	AAP Implantate AG	47,250	76,755
*	Aareal Bank AG	561,290	10,540,296
*	Abwicklungsellschaft Roesch AG	7,300	387
*	Adlink Internet Media AG	69,691	313,967
	Agrob Immobilien AG	5,800	75,472
	Aixtron AG	259,027	8,631,086
*	Aligna AG	324,899	320,919
	Amadeus Fire AG	16,192	374,495
	Andreae-Noris Zahn AG	26,412	940,112
	Augusta Technologie AG	26,396	408,909
	Aurubis AG	144,707	6,196,759
*	Axel Springer AG	1,437	154,377
	Baader Bank AG	132,511	629,791
	Bauer AG	4,607	192,992
	Bechtle AG	39,024	1,043,269
	Bertrandt AG	22,607	718,156
*	Beta Systems Software AG	8,550	29,966
	Bilfinger Berger AG	162,980	12,463,276
*	Biolitec AG	26,843	145,725
	Biotest AG	20,784	1,154,271
*	BKN International AG	33,408	2,951
*	BMP AG	45,099	50,441
*	Borussia Dortmund GmbH & Co. KGaA	208,512	310,445
	Carl Zeiss Meditec AG	36,394	645,445

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
*	CENTROTEC Sustainable AG	41,054	$550,070
*	Centrotherm Photovoltaics AG	5,094	308,201
#	Cewe Color Holding AG	13,917	453,155
	Comdirect Bank AG	131,903	1,244,086
#*	Constantin Medien AG	314,299	895,092
*	CropEnergies AG	6,700	37,666
	CTS Eventim AG	50,168	2,445,447
#	Curanum AG	83,165	356,113
	D. Logistics AG	113,203	195,380
	DAB Bank AG	130,043	794,944
	Data Modul AG	10,414	123,864
	Demag Cranes AG	14,647	493,686
	Deutsche Euroshop AG	87,386	2,951,786
*	Deutsche Wohnen AG	68,918	658,350
*	Deutz AG	249,610	1,198,734
*	Dierig Holding AG	10,500	148,730
	Douglas Holding AG	100,341	4,897,637
	Dr. Hoenle AG	14,858	110,318
*	Drillisch AG	92,184	644,372
	Duerr AG	34,299	788,064
	DVB Bank SE	173,470	6,239,085
	Elexis AG	32,938	418,042
*	Elmos Semiconductor AG	34,592	328,213
	ElreingKlinger AG	18,000	410,574
	Erlus AG	2,970	102,183
	Euwax AG	17,978	1,304,793
*	Evotec AG	1,165,338	3,589,227
#	Fielmann AG	56,670	4,148,149
*	Freenet AG	225,238	3,064,527
	Fuchs Petrolub AG	27,306	2,366,166
	GBW AG	28,417	672,163
	GEA Group AG	158,840	3,533,772
	Gerresheimer AG	27,781	941,161
	Gerry Weber International AG	42,943	1,350,401
	Gesco AG	9,182	465,817
	GFK SE	68,806	2,299,047
	GFT Technologies AG	66,050	225,804
	Gildemeister AG	43,990	700,730
*	Grammer AG	5,985	50,818
	Grenkeleasing AG	31,484	1,338,150
	Hamborner AG	62,350	709,008
	Hamburger Hafen und Logistik AG	31,666	1,223,078
*	Hansa Group AG	146,815	211,109
	Hawesko Holding AG	19,463	589,575
*	Heidelberger Druckmaschinen AG	19,905	154,928
*	Hochtief AG	30,167	2,283,554
*	Homag Group AG	761	11,561
*	IKB Deutsche Industriebank AG	21,843	23,493
	Indus Holding AG	40,147	691,571
	Innovation in Traffic Systems AG	23,949	370,514
	Interseroh SE	21,642	1,471,041
#*	Intershop Communications AG	58,426	139,874
	Isra Vision Systems AG	10,917	215,090
#*	IVG Immobilien AG	405,469	3,058,970
*	Jenoptik AG	153,250	824,710
*	Kampa AG	35,505	10,859
#*	Kizoo AG	30,501	273,289
	Kontron AG	176,510	2,024,999
	Krones AG	69,323	3,510,492
	KSB AG	4,336	2,521,346
#*	Kuka AG	83,226	1,400,768

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	KWS Saat AG	17,224	$2,951,041
	Lanxess AG	218,704	8,296,086
	Leifheit AG	12,500	244,890
	Leoni AG	108,940	2,528,718
	Loewe AG	25,187	317,863
*	Manz Automation AG	553	53,074
*	Marbert AG	1,360	1,602
*	MasterFlex AG	7,812	37,229
*	Maxdata Computer AG	94,120	16,326
	Mediclin AG	119,554	511,849
#*	Medigene AG	87,499	452,206
#	Medion AG	81,672	862,121
	Mensch und Maschine Software AG	27,532	135,021
#	MLP AG	205,563	2,364,308
*	Mologen AG	22,062	231,278
*	Morphosys AG	57,456	1,388,932
	MTU Aero Engines Holding AG	163,223	8,846,110
#	Muehlbauer Holding AG & Co.	14,905	367,382
	MVV Energie AG	114,055	5,059,567
*	Nemetschek AG	23,340	523,400
*	Nexus AG	33,813	162,620
#*	Nordex AG	104,915	1,577,892
	OHB Technology AG	35,659	578,395
	Oldenburgische Landesbank AG	4,234	282,384
	P&I Personal & Informatik AG	17,889	462,095
*	Patrizia Immobilien AG	2,483	10,762
	Pfeiffer Vacuum Technology AG	30,723	2,583,189
*	Pfleiderer AG	158,664	1,386,285
#*	PNE Wind AG	162,926	422,588
	Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	71,607
	Progress-Werk Oberkirch AG	6,250	175,641
#*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	360,093
	Puma AG Rudolf Dassler Sport	2,479	831,181
*	PVA TePla AG	46,019	340,432
*	QIAGEN NV	257,056	5,785,323
#*	QSC AG	287,340	690,370
	R. Stahl AG	14,410	331,416
	Rational AG	14,646	2,490,705
	REALTECH AG	13,541	154,367
	Renk AG	18,838	1,344,567
*	Repower Systems AG	5,276	959,838
	Rheinmetall AG	107,359	6,770,388
	Rhoen-Klinikum AG	379,608	9,211,818
	Ruecker AG	18,949	160,882
*	S.A.G. Solarstrom AG	2,145	10,445
	Sartorius AG	31,248	682,323
*	Sektkellerei Schloss Wachenheim AG	14,520	135,437
*	SER Systems AG	9,400	212
#*	SGL Carbon SE	217,830	6,448,606
*	Sinner AG	2,660	55,405
	Sixt AG	36,856	1,158,948
*	Sky Deutschland AG	388,970	1,243,479
*	SM Wirtschaftsberatungs AG	18,841	139,836
	Software AG	70,053	7,633,242
#*	Solar Millennium AG	34,471	1,740,132
#	Solarworld AG	110,335	2,421,844
#*	Solon SE	18,438	192,190
	Stada Arzneimittel AG	173,213	6,018,164
	STINAG Stuttgarter Invest AG	35,003	950,918
*	Stoehr & Co. AG	11,000	29,457
	Stratec Biomedical Systems AG	26,506	1,016,209

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Sued-Chemie AG	28,301	$3,721,728
	Suedzucker AG	61,211	1,274,485
*	Suess Microtec AG	59,969	373,543
	Symrise AG	164,574	3,512,612
	Syzygy AG	30,656	150,207
	Takkt AG	126,507	1,299,176
	TDS Informationstechnologie AG	89,063	502,603
	Telegate AG	20,500	267,597
	Tognum AG	84,268	1,394,946
#*	Tomorrow Focus AG	113,715	544,899
#*	TUI AG	242,621	2,035,385
*	UMS United Medical Systems International AG	22,300	178,258
	Umweltbank AG	17,805	433,671
*	United Internet AG	167,408	2,194,156
	VBH Holding AG	9,415	53,838
#*	Versatel AG	12,209	138,848
	Vossloh AG	35,932	3,572,254
*	VTG AG	690	11,397
*	Wanderer-Werke AG	7,903	11,377
	Wincor Nixdorf AG	112,151	7,681,092
	Wirecard AG	255,878	3,530,714
	Wuerttembergische Lebensversicherung AG	27,308	675,809
	Wuerttembergische Metallwarenfabrik AG	29,451	850,380
	Zhongde Waste Technology AG	2,018	35,473
TOTAL GERMANY			256,886,258

GREECE — (2.9%)
*	Aegean Airlines S.A.	5,746	29,226
*	Aegek S.A.	120,000	246,430
*	Agricultural Bank of Greece S.A.	418,043	1,153,870
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,511,665
*	Alfa Alfa Energy S.A.	3,810	7,592
*	Altec S.A. Information & Communication Systems	80,278	19,247
	Alumil Aluminum Industry S.A.	52,886	71,587
*	Alysida S.A.	2,376	6,782
*	Anek Lines S.A.	605,331	552,095
*	Aspis Bank S.A.	228,007	296,309
*	Astir Palace Hotels S.A.	93,886	449,609
	Athens Medical Center S.A.	150,874	281,592
*	Atlantic Supermarkets S.A.	35,080	43,163
*	Attica Bank S.A.	181,970	441,180
*	Atti-Kat S.A.	56,554	31,935
	Autohellas S.A.	83,520	238,016
*	Babis Vovos International Construction S.A.	59,807	373,387
*	Balafas S.A.	15,200	4,140
*	Balkan Real Estate S.A.	41,970	54,346
	Bank of Greece S.A.	73,229	4,855,272
*	Benrubi S.A.	20,823	91,780
	Centric Multimedia S.A.	51,942	66,399
*	Daios Plastics S.A.	16,350	155,312
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	419,408
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	202,883
*	Elbisco Holding S.A.	28,098	28,599
	Elektrak S.A.	36,580	142,936
	Elektroniki Athinon S.A.	34,490	123,137
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	3,737,082
*	Emporiki Bank of Greece S.A.	5,563	34,743
*	Etma Rayon S.A.	11,242	22,723
*	Euro Reliance General Insurance Co. S.A.	55,110	49,576

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Euromedica S.A.	67,698	$470,941
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	502,105
	F.G. Europe S.A.	4,536	8,292
*	Forthnet S.A.	226,337	401,840
	Fourlis Holdings S.A.	128,489	1,686,718
	Frigoglass S.A.	85,507	823,955
	GEK Terna S.A.	267,249	2,355,000
*	Geniki Bank S.A.	300,115	333,412
*	Halkor S.A.	226,556	435,977
*	Hellenic Cables S.A.	65,236	129,819
	Hellenic Duty Free Shops S.A.	98,334	860,959
	Hellenic Exchanges S.A.	133,376	1,384,074
	Hellenic Petroleum S.A.	188,457	2,109,924
*	Hellenic Sugar Industry S.A.	78,005	126,637
	Heracles General Cement Co. S.A.	77,436	609,563
	Iaso S.A.	206,042	1,104,046
	Inform P. Lykos S.A.	35,570	70,437
*	Informatics S.A.	3,778	1,679
*	Intracom Holdings S.A.	181,308	314,220
*	Intracom Technical & Steel Constructions S.A.	345,350	351,874
*	Ionian Hotel Enterprises S.A.	16,914	330,729
*	Ipirotiki Software & Publications S.A.	22,110	61,490
	Karelia Tobacco Co., Inc. S.A.	5,810	537,963
*	Kathimerini Publishing S.A.	47,170	336,826
*	Lambrakis Press S.A.	115,149	325,297
*	Lan-Net S.A.	12,688	21,827
*	Lavipharm S.A.	96,324	139,247
	Loulis Mills S.A.	41,702	121,016
	Marfin Investment Group S.A.	1,010,504	2,864,441
*	Maritime Company of Lesvos S.A.	299,836	206,318
	Metka S.A.	97,586	1,358,308
	Michaniki S.A.	165,545	273,403
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,977,328
	Mytilineos Holdings S.A.	308,027	2,192,105
*	Neorion Holdings S.A.	24,145	34,719
*	Pegasus Publishing S.A.	95,510	386,007
*	Piraeus Bank S.A.	34,771	399,011
	Piraeus Port Authority S.A.	17,752	370,279
*	Promota Hellas S.A.	8,860	2,921
*	Proton Bank S.A.	72,791	207,643
*	Real Estate Development & Services S.A.	94,497	168,409
	S&B Industrial Minerals S.A.	54,669	379,986
*	Sanyo Hellas S.A.	23,637	8,732
	Sarantis S.A.	74,884	521,777
*	Selected Textile S.A.	87,690	52,723
*	Sfakianakis S.A.	91,320	152,089
*	Shelman Hellenic-Swiss Wood S.A.	155,548	143,058
*	Spyroy Agricultural Products S.A.	61,348	54,118
	Teletypos S.A. Mega Channel S.A.	77,669	482,189
*	Terna Energy S.A.	77,105	695,223
*	Themeliodomi S.A.	37,422	19,849
	Thessaloniki Port Authority S.A.	6,936	141,997
*	Thrace Plastics Co. S.A.	109,280	131,140
	Titan Cement Co. S.A.	111,366	3,230,095
*	TT Hellenic Postbank S.A.	645,380	4,056,280
*	Varvaressos S.A.-European Spinning Mills	36,350	7,799
	Viohalco S.A.	406,612	2,299,654
TOTAL GREECE			54,515,489

IRELAND — (2.6%)
*	Abbey P.L.C.	84,370	592,106

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
IRELAND — (Continued)
*	Aer Lingus Group P.L.C.	380,166	$347,170
*	Allied Irish Banks P.L.C.	807,981	1,382,403
*	Aminex P.L.C.	496,086	79,815
*	BlackRock International Land P.L.C.	897,420	71,282
	C&C Group P.L.C. (B010DT8)	399,607	1,709,220
	C&C Group P.L.C. (B011Y09)	318,475	1,368,015
	DCC P.L.C.	308,989	8,614,607
	Donegal Creameries P.L.C.	26,085	82,447
*	Dragon Oil P.L.C.	1,347,570	8,377,235
	FBD Holdings P.L.C.	125,728	1,245,035
	Fyffes P.L.C.	1,020,533	662,008
	Glanbia P.L.C. (0066950)	700,613	2,890,544
	Glanbia P.L.C. (4058629)	2,463	10,225
	Grafton Group P.L.C.	107,557	448,643
	Greencore Group P.L.C.	615,927	1,231,807
	IFG Group P.L.C.	337,495	670,589
*	Independent News & Media P.L.C.	1,021,294	188,301
	Irish Continental Group P.L.C.	91,000	1,889,388
*	Irish Life & Permanent P.L.C.	91,543	429,969
*	Kenmare Resources P.L.C.	2,265,253	733,408
*	Kingspan Group P.L.C.	351,640	3,010,196
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C.	697,135	193,287
	Paddy Power P.L.C.	180,573	6,407,538
*	Providence Resources P.L.C.	6,258,198	373,491
*	Smurfit Kappa Group P.L.C.	273,766	2,421,901
	Total Produce P.L.C.	871,395	422,575
	United Drug P.L.C.	799,527	2,437,836
*	Waterford Wedgwood P.L.C.	7,869,750	—
TOTAL IRELAND			48,291,041

ITALY — (7.7%)
*	A.S. Roma SpA	293,436	352,880
#	ACEA SpA	177,488	1,902,528
	Acegas-APS SpA	110,973	650,865
	Actelios SpA	32,981	169,936
*	Aedes SpA	385,688	113,618
	Aeroporto de Firenze SpA	17,399	356,361
*	Alerion Cleanpower SpA	93,090	68,390
*	Amplifon SpA	127,871	552,034
	Ansaldo STS SpA	50,735	966,918
	Ascopiave SpA	1,411	3,051
	Astaldi SpA	216,415	1,852,589
#*	Autogrill SpA	231,260	2,914,961
	Azimut Holding SpA	424,469	5,674,622
	Banca Finnat Euramerica SpA	685,945	585,446
	Banca Generali SpA	21,809	264,432
	Banca Ifis SpA	52,946	554,921
*	Banca Intermobiliare SpA	34,484	155,647
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,850,165
	Banca Popolare di Milano Scarl	1,012,836	7,195,948
*	Banca Popolare di Sondrio Scarl	23,899	243,670
*	Banca Profilo SpA	253,156	238,965
	Banco di Desio e della Brianza SpA	232,296	1,392,011
#	Beghelli SpA	427,981	421,764
	Benetton Group SpA	209,290	1,870,042
	Beni Stabili SpA	1,309,500	1,071,347
*	Biesse SpA	54,004	408,839
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	543,206
	Brembo SpA	141,075	1,047,095
#	Bulgari SpA	395,239	3,255,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
*	Buongiorno SpA	4,108	$6,814
	Buzzi Unicem SpA	175,555	2,824,484
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,724,353
	Caltagirone SpA	248,460	861,337
*	Cam Finanziaria SpA	36,527	16,011
*	Carraro SpA	113,633	359,273
	Cembre SpA	40,330	267,784
	Cementir Holding SpA	254,820	1,225,265
*	Class Editore SpA	165,655	160,587
	Credito Artigiano SpA	361,183	956,328
	Credito Bergamasco SpA	133,144	4,432,375
*	Credito Emiliano SpA	228,115	1,756,856
	CSP International Fashion Group SpA	13,481	14,546
*	Dada SpA	6,181	52,117
#	Danieli & Co. SpA	54,740	1,359,759
	Davide Campari - Milano SpA	457,009	4,774,341
	De Longhi SpA	305,654	1,375,102
	DiaSorin SpA	30,626	1,088,432
#*	Digital Multimedia Technologies SpA	24,275	553,561
#*	EEMS Italia SpA	4,797	8,538
*	Elica SpA	4,988	13,690
	Emak SpA	57,399	286,555
*	Engineering Ingegneria Informatica SpA	506	20,053
#*	ERG Renew SpA	95,849	89,381
#	ERG SpA	189,613	2,624,958
#*	ErgyCapital SpA	4,794	3,300
	Esprinet SpA	58,242	758,474
*	Eurotech SpA	49,871	203,363
#*	Fastweb SpA	35,779	990,921
#	Fiera Milano SpA	37,863	243,536
#	Fondiaria - SAI SpA	127,995	2,034,785
	Gas Plus SpA	54	476
	Gefran SpA	31,849	101,968
#*	Gemina SpA	1,186,766	968,842
#	Geox SpA	149,354	1,032,471
	Gewiss SpA	232,707	905,407
	Granitifiandre SpA	79,737	400,788
*	Gruppo Ceramiche Ricchetti SpA	127,131	90,392
*	Gruppo Coin SpA	77,286	505,995
#*	Gruppo Editoriale L’Espresso SpA	639,121	2,051,268
	Hera SpA	1,460,251	3,383,218
*	I Grandi Viaggi SpA	98,547	135,164
*	Immsi SpA	696,806	834,971
	Impregilo SpA	1,180,326	4,188,201
*	Indesit Co. SpA	177,464	1,983,728
	Industria Macchine Automatique SpA	58,626	1,077,425
	Industria Romagnola Conduttori Elettrici SpA	43,452	94,731
	Intek SpA	661,259	283,044
*	Interpump Group SpA	241,525	1,286,298
#	Iride SpA	1,343,807	2,559,762
*	Isagro SpA	10,591	49,963
#	Italcementi SpA	149,237	2,041,359
*	Italmobiliare SpA	23,493	1,041,713
	Landi Renzo SpA	57,780	281,871
#	Lottomatica SpA	89,443	1,801,988
	Maire Tecnimont SpA	115,375	408,287
#*	Mariella Burani SpA	32,721	118,323
	Marr SpA	127,201	1,089,344
	Mediolanum SpA	170,520	1,065,187
	Milano Assicurazioni SpA	635,144	1,857,595
#*	Mondadori (Arnoldo) Editore SpA	361,989	1,605,597

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
ITALY — (Continued)
*	Monrif SpA	315,834	$205,472
*	Montefibre SpA	172,887	34,456
	Nice SpA	14,229	61,135
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	113,046
*	Permasteelisa SpA	65,300	1,212,905
	Piaggio & C. SpA	353,619	1,012,963
*	Pininfarina SpA	82,321	325,060
*	Pirelli & Co. SpA	6,723,096	4,026,278
*	Premafin Finanziaria SpA	961,257	1,456,661
	Prysmian SpA	244,229	4,263,068
	Recordati SpA	390,377	2,897,460
*	Richard-Ginori 1735 SpA	140,800	20,757
	Sabaf SpA	22,649	525,575
#	SAES Getters SpA	30,068	260,722
#*	Safilo Group SpA	503,765	413,407
#	Saras SpA	557,668	1,751,047
*	Screen Service Broadcasting Technologies SpA	34,632	34,068
*	Seat Pagine Gialle SpA	27,669	6,510
*	Snai SpA	85,704	367,748
	Societa Iniziative Autostradali e Servizi SpA	83,188	777,147
#*	Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,648,377
*	Sogefi SpA	173,096	522,724
	Sol SpA	166,511	946,742
#*	Sorin SpA	1,079,611	2,056,601
#*	Stefanel SpA	216,413	109,897
*	Telecom Italia Media SpA	109,544	15,570
*	Tiscali SpA	3,437,478	808,702
	Tod’s SpA	45,421	3,372,478
	Trevi Finanziaria SpA	121,804	1,927,957
#*	Unipol Gruppo Finanziario SpA	1,521,628	2,081,366
	Vianini Industria SpA	59,070	117,399
	Vianini Lavori SpA	175,180	1,175,504
*	Vincenzo Zucchi SpA	17,590	11,482
	Vittoria Assicurazioni SpA	121,346	674,909
	Zignago Vetro SpA	11,414	63,682
TOTAL ITALY			144,308,533

NETHERLANDS — (5.6%)
#	Aalberts Industries NV	355,012	5,105,170
	Accell Group NV	34,727	1,447,204
*	AFC Ajax NV	18,134	176,185
	Amsterdam Commodities NV	58,056	452,257
	Arcadis NV	180,820	4,081,522
#*	ASM International NV	196,173	4,949,277
*	Atag Group NV	4,630	1,925
	Batenburg Beheer NV	10,306	332,467
	Beter Bed Holding NV	67,391	1,521,080
*	BinckBank NV	31,274	560,175
	Brunel International NV	49,814	1,676,136
	Crown Van Gelder NV	18,307	212,398
*	Crucell NV	230,971	4,628,698
*	Crucell NV ADR	45,768	923,598
	DOCdata NV	22,463	274,214
*	Draka Holding NV	47,528	909,533
	Exact Holding NV	58,417	1,558,364
	Fornix Biosciences NV	29,890	312,057
	Fugro NV	78,737	4,522,591
#	Grontmij NV	74,782	1,803,883
	Imtech NV	240,919	6,492,022
#*	InnoConcepts NV	237,971	288,185

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NETHERLANDS — (Continued)
	KAS Bank NV	47,193	$950,962
	Kendrion NV	39,829	531,818
	Koninklijke Bam Groep NV	415,704	4,298,760
	Koninklijke Boskalis Westminster NV	133,054	5,122,197
#	Koninklijke Ten Cate NV	98,297	2,582,270
	Koninklijke Vopak NV	65,067	5,156,849
#	Macintosh Retail Group NV	43,877	895,683
	Mediq NV	208,313	3,852,553
	Nederlandsche Apparatenfabriek NV	28,810	717,915
	Nutreco Holding NV	136,273	7,659,938
*	Oce NV	336,989	4,131,579
*	Ordina NV	150,761	1,083,153
*	Punch Graphix NV	49,509	100,059
*	Qurius NV	335,655	176,552
*	Randstad Holdings NV	25,148	1,251,297
*	Roto Smeets Group NV	12,436	181,132
	Royal Reesink NV	2,050	212,654
	SBM Offshore NV	134,711	2,643,043
	Sligro Food Group NV	92,887	3,186,363
#	Smit Internationale NV	44,064	3,787,085
*	SNS Reaal Groep NV	203,922	1,218,845
*	Stern Groep NV	1,258	33,112
*	Super De Boer NV	255,159	—
#	Telegraaf Media Groep NV	163,704	3,091,296
*	Textielgroep Twenthe NV	1,000	3,584
	TKH Group NV	98,188	1,954,387
#*	TomTom NV	175,974	1,561,487
*	Unit 4 Agresso NV	74,403	1,768,128
*	USG People NV	203,344	3,678,012
#*	Van der Moolen Holding NV	117,201	10,061
	Wavin NV	351,774	874,831
TOTAL NETHERLANDS			104,944,546

NORWAY — (4.1%)
*	ABG Sundal Collier Holding ASA	4,000	5,447
	Acergy SA	192,943	3,039,348
*	Acta Holding ASA	230,000	163,275
*	Aker ASA	800	22,276
*	Aker Kvaerner ASA	140,625	1,827,463
#*	Aktiv Kapital ASA	78,617	690,617
	Arendals Fosse Kompani ASA	100	29,918
	Atea ASA	222,782	1,917,889
#*	Austevoll Seafood ASA	49,188	305,360
#*	Blom ASA	80,567	182,891
#	Bonheur ASA	50,200	1,414,035
#*	BW Offshore, Ltd.	138,779	202,836
*	Camillo Eitze & Co. ASA	58,200	130,327
#*	Cermaq ASA	201,540	1,927,584
*	Copeinca ASA	34,694	279,630
*	Deep Sea Supply P.L.C.	34,000	45,519
#*	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,657,318
*	Det Norske Oljeselskap ASA (B1L95G3)	21,611	126,456
*	Dockwise, Ltd.	7,238	224,664
#*	DOF ASA	117,912	787,625
*	EDB Business Partner ASA	164,034	673,243
#*	Eitzen Chemical ASA	21,068	6,667
#	Ekornes ASA	109,590	2,259,717
*	Eltek ASA	16,000	8,845
	Farstad Shipping ASA	59,440	1,308,039
	Ganger Rolf ASA	52,803	1,403,370
*	Golar LNG, Ltd.	12,400	154,977

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
NORWAY — (Continued)
*	Golden Ocean Group, Ltd.	410,600	$744,134
#*	Havila Shipping ASA	22,400	229,456
*	IOT Holdings ASA	75,603	916
*	Kongsberg Automotive ASA	234,000	222,851
#	Kongsberg Gruppen ASA	126,836	1,931,493
*	Kverneland Group ASA	258,080	175,655
	Leroy Seafood Group ASA	15,660	287,872
#*	Marine Harvest ASA	4,227,581	3,065,724
	Nordic Semiconductor ASA	4,000	36,172
#*	Norse Energy Corp. ASA	1,143,079	864,600
#*	Norske Skogindustrier ASA Series A	320,620	531,337
#*	Norwegian Air Shuttle ASA	49,007	969,159
*	Norwegian Energy Co. ASA	201,900	623,132
	Odfjell ASA Series A	92,300	827,512
	ODIM ASA	56,787	291,836
#*	Olav Thon Eiendomsselskap ASA	12,960	1,731,968
#	Opera Software ASA	75,000	258,875
*	PCI Biotech AS	3,357	6,378
*	Petroleum-Geo Services ASA	351,000	4,018,228
#*	Petrolia Drilling ASA	7,286,093	476,954
#	Photocure ASA	33,562	260,789
*	Pronova BioPharma ASA	248,317	752,393
	Prosafe ASA	372,606	2,363,743
*	Prosafe Production Public, Ltd.	261,500	559,687
*	Q-Free ASA	51,500	190,195
	Rieber and Son ASA Series A	106,654	754,569
	Scana Industrier ASA	299,618	404,130
*	Schibsted ASA	96,737	2,174,152
#*	Sevan Marine ASA	325,562	568,105
*	Siem Offshore, Inc.	10,375	15,934
	Solstad Offshore ASA	57,000	1,063,996
*	Songa Offshore SE	139,750	728,933
	SpareBanken 1 SMN	178,812	1,658,110
*	Storebrand ASA	633,500	4,311,415
*	Subsea 7, Inc.	100,800	1,669,087
	Tandberg ASA Series A	208,204	5,921,419
*	TGS Nopec Geophysical Co. ASA	404,241	7,301,387
	Tomra Systems ASA	587,328	2,806,189
*	TTS Marine ASA	41,000	40,130
	Veidekke ASA	310,230	2,654,681
	Wilh. Wilhelmsen ASA	60,550	1,277,900
TOTAL NORWAY			76,566,532

PORTUGAL — (1.4%)
#*	Altri SGPS SA	94,568	538,879
	Banco BPI SA	559,833	1,691,567
	Banif SGPS SA	193,177	345,205
*	Corticeira Amorim SA	223,729	301,648
*	Finibanco Holdings SGPS SA	291,186	636,227
	Ibersol SGPS SA	20,401	269,286
#*	Impresa Sociedade Gestora de Participacoes SA	369,303	947,088
#*	Investimentos Participacoes e Gestao SA	319,480	291,229
	Jeronimo Martins SGPS SA	506,890	5,069,358
	Mota-Engil SGPS SA	341,524	1,921,644
*	Novabase SGPS SA	65,729	417,800
*	ParaRede SGPS SA	94,525	120,082
	Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,282,664
	Redes Energeticas Nacionais SA	178,117	765,956
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	468,429
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,848,484
#*	Sonae Industria SGPS SA	264,159	971,336

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
PORTUGAL — (Continued)
#	Sonae SGPS SA	1,138,893	$1,412,479
*	Sonaecom SGPS SA	453,482	1,250,858
*	Sumol + Compal SA	67,967	143,677
#*	Teixeira Duarte Engenharia e Construcoes SA	734,737	1,098,028
	Toyota Caetano Portugal SA	53,308	317,905
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,857,212
TOTAL PORTUGAL			25,967,041

SPAIN — (4.9%)
#	Abengoa SA	134,166	4,334,797
	Adolfo Dominguez SA	20,351	314,087
	Almirall SA	94,542	1,237,548
#	Amper SA	88,114	779,056
#	Antena 3 de Television SA	240,050	2,661,894
#*	Avanzit SA	555,254	581,882
*	Azkoyen SA	70,532	281,138
#	Banco Guipuzcoano SA	339,914	2,910,775
#	Banco Pastor SA	255,727	1,786,487
	Banco Popular Espanol SA	24	180
*	Baron de Ley SA	13,910	647,520
#	Bolsas y Mercados Espanoles SA	123,169	3,972,625
*	Caja de Ahorros del Mediterraneo SA	2,351	19,702
*	Campofrio Food Group SA	95,179	907,901
#	Cementos Portland Valderrivas SA	42,135	1,333,267
*	Cie Automotive SA	7,607	36,720
	Compania Vinicola del Norte de Espana SA	16,119	329,714
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,927,465
#*	Corporacion Dermoestetica SA	30,628	138,749
*	Dinamia Capital Privado S.C.R., SA	542	7,883
	Duro Felguera SA	172,631	1,783,066
	Ebro Puleva SA	312,280	6,491,960
#	Elecnor SA	198,254	3,246,430
*	Ercros SA	226,106	453,095
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,329,810
	Fluidra SA	35,089	176,853
*	General de Alquiler de Maquinaria SA	32,241	225,703
	Gestevision Telecinco SA	191,290	2,782,348
*	Grifols SA	2,000	35,118
	Grupo Catalana Occidente SA	160,495	3,611,348
*	Grupo Empresarial Ence SA	358,144	1,392,965
#*	Grupo Tavex SA	244,131	186,034
#*	Iberia Lineas Aereas de Espana SA	1,381,661	3,747,857
	Iberpapel Gestion SA	25,850	381,403
*	Inbesos SA	12,494	32,005
	Indra Sistemas SA	28,883	683,659
	Inmobiliaria del Sur SA	2,902	66,559
*	Jazztel P.L.C.	347,368	132,162
#*	La Seda de Barcelona SA	1,923,682	936,896
#	Laboratorios Farmaceuticos Rovi SA	18,975	210,064
#	Mecalux SA	38,470	733,816
	Miquel y Costas & Miquel SA	26,111	561,057
#*	Natra SA	109,456	360,344
*	Natraceutical SA	645,689	456,930
#*	NH Hoteles SA	421,083	2,222,698
*	Nicolas Correa SA	26,994	87,864
#	Obrascon Huarte Lain SA	130,017	3,498,322
	Papeles y Cartones de Europa SA	209,482	1,099,830
	Pescanova SA	36,768	1,188,680
	Prim SA	39,424	384,674
#*	Promotora de Informaciones SA	303,496	1,506,428

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SPAIN — (Continued)
	Prosegur Cia de Seguridad SA	87,574	$4,287,561
*	Realia Business SA	112,559	265,794
*	Reyal Urbis SA	275	836
#*	Service Point Solutions SA (B07NKR8)	461,144	588,129
*	Service Point Solutions SA (B5LJVT6)	92,229	117,671
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	413,342
	Sol Melia SA	206,682	1,749,846
#*	Solaria Energia y Medio Ambiente SA	59,008	211,898
#*	SOS Corporacion Alimentaria SA	294,272	914,686
	Tecnicas Reunidas SA	39,312	2,260,832
#*	Tecnocom Telecomunicaciones y Energia SA	146,125	615,203
#	Tubacex SA	427,191	1,677,944
	Tubos Reunidos SA	416,951	1,278,251
	Unipapel SA	47,385	767,271
#*	Vertice Trescientos Sesenta Grados SA	57,183	30,912
	Vidrala SA	64,706	1,750,791
	Viscofan SA	183,430	4,658,480
#*	Vocento SA	193,449	1,087,168
#*	Zeltia SA	556,824	3,060,302
TOTAL SPAIN			92,952,285

SWEDEN — (5.9%)
	Aarhuskarlshamn AB	52,836	1,163,289
	Acando AB	160,086	305,099
*	Active Biotech AB	104,812	1,471,298
	Addtech AB Series B	59,000	918,921
	AF AB Series B	47,200	1,289,976
	Aros Quality Group AB	41,400	272,499
	Atrium Ljungberg AB Series B	15,200	141,130
*	Avanza Bank Holding AB	6,137	144,085
	Axfood AB	89,350	2,606,389
#	Axis Communications AB	174,894	2,041,953
#	B&B Tools AB	77,850	1,043,462
	BE Group AB	38,662	234,776
	Beiger Electronics AB	14,700	271,908
	Beijer Alma AB	57,200	729,170
*	Bergs Timber AB Series B	17,000	74,172
*	Bilia AB Series A	113,425	1,103,028
*	Billerud AB	326,600	2,419,921
	BioGaia AB Series B	38,000	422,424
	Biotage AB	141,240	139,424
#*	Biovitrum AB	23,757	92,309
*	Bjoern Borg AB	1,964	18,331
	Boliden AB	497,124	6,370,274
	Bong Ljungdahl AB	24,800	72,185
*	Boras Waefveri AB Series B	11,500	8,111
*	Bure Equity AB	19,183	92,929
	Cantena AB	56,762	698,549
	Cardo AB	61,300	1,840,180
	Castellum AB	408,700	4,139,243
	Clas Ohlson AB Series B	62,974	1,261,519
*	Cloetta AB	55,296	232,191
	Concordia Maritime AB Series B	70,300	166,825
	Consilium AB Series B	16,994	68,278
#*	D. Carnegie & Co. AB	181,000	—
*	DORO AB	1,200	1,824
*	Duni AB	10,704	86,308
*	East Capital Explorer AB	12,695	118,393
#	Elekta AB Series B	302,500	7,190,172
*	Enea Data AB Series B	56,200	317,519
#*	Eniro AB	223,283	1,101,085

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	Fabege AB	391,400	$2,450,089
	Fagerhult AB	16,800	299,023
	G & L Beijer AB Series B	27,400	656,143
#*	Gunnebo AB	106,800	406,165
	Hakon Invest AB	83,317	1,305,057
#*	Haldex AB	72,500	446,516
	Heba Fastighets AB Series B	43,500	332,865
*	Hexagon AB	146,005	2,141,148
*	Hexpol AB	8,172	99,049
*	HIQ International AB	123,289	501,987
	HL Display AB Series B	57,600	341,487
	Hoganas AB Series B	85,800	1,961,809
	Holmen AB Series B	43,508	1,108,459
	Industrial & Financial Systems AB Series B	50,260	475,865
	Intrum Justitia AB	180,322	2,257,250
*	JM AB	267,473	4,570,641
	KappAhl Holding AB	93,099	935,606
	Klovern AB	294,976	942,352
*	Know IT AB	978	7,864
#	Kungsleden AB	412,300	2,820,039
	Lagercrantz Group AB Series B	64,300	241,621
	Lammhults Design Group AB	19,547	135,394
*	LBI International AB	127,651	231,595
	Lennart Wallenstam Byggnads AB Series B	120,400	2,164,155
#	Lindab International AB	54,077	551,962
*	Loomis AB	72,549	790,667
#*	Lundin Petroleum AB	266,386	2,101,667
	Meda AB Series A	284,528	2,555,467
*	Medivir AB Series B	44,650	500,903
	Mekonomen AB	11,461	247,383
#*	Midelfart Sonesson AB Series B	6,933	5,778
	Modern Times Group AB Series B	107,750	5,351,850
*	Munters AB	181,900	1,182,222
	NCC AB Series B	216,320	3,545,241
#*	Net Insight AB Series B	924,000	611,394
	New Wave Group AB Series B	82,028	313,071
	NIBE Industrier AB	192,620	1,850,564
*	Nobia AB	421,100	2,458,485
	Nolato AB Series B	66,440	544,475
	OEM International AB Series B	44,400	254,257
	ORC Software AB	36,300	677,728
*	Oriflame Cosmetics SA SDR	10,017	597,242
*	Pa Resources AB	357,209	1,211,090
*	Partnertech AB	28,800	104,452
	Peab AB Series B	425,900	2,729,655
	Poolia AB Series B	33,150	169,872
*	Pricer AB Series B	1,711,500	123,820
	ProAct IT Group AB	29,000	297,444
*	Proffice AB	215,400	783,779
	Profilgruppen AB	13,582	81,199
*	Q-Med AB	154,800	1,043,582
	Rederi AB Transatlantic Series B	93,000	292,853
*	Rezidor Hotel Group AB	64,257	217,793
#*	rnb Retail & Brands AB	208,325	292,088
*	Saab AB Series B	4,028	66,310
#*	SAS AB	1,938,372	1,088,260
*	Scribona AB Series B	226,140	276,211
*	Seco Tools AB	16,585	199,401
*	Semcon AB	39,900	157,659
	Sigma AB Series B	25,800	18,603
*	Sintercast AB	11,800	83,506

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	Skanditek Industrifoervaltnings AB	1,000	$2,639
#	Skistar AB	92,100	1,650,537
	Studsvik AB	21,900	198,794
	SWECO AB Series B	183,300	1,370,212
*	Trelleborg AB Series B	878,565	6,527,012
	Uniflex AB Series B	3,630	43,874
	VBG AB Series B	1,084	10,673
	Vitrolife AB	41,500	200,715
	Wihlborgs Fastigheter AB	63,858	1,177,108
TOTAL SWEDEN			112,060,825

SWITZERLAND — (11.6%)
	Acino Holding AG	8,398	1,307,967
*	Addex Pharmaceuticals, Ltd.	1,491	19,741
*	Advanced Digital Broadcast Holdings SA	730	35,902
	Affichage Holding SA	5,703	603,755
*	AFG Arbonia-Forster Holding AG	4,661	111,314
	Allreal Holding AG	26,513	3,154,871
*	Also Holding AG	16,195	634,095
*	Aryzta AG	265,691	9,895,331
*	Ascom Holding AG	160,822	1,513,524
	Bachem Holdings AG	24,136	1,545,120
	Baloise Holding AG	2,510	208,399
	Bank Coop AG	30,796	2,116,504
*	Bank Sarasin & Cie AG Series B	172,644	6,517,880
	Banque Cantonale de Geneve SA	4,021	892,246
	Banque Cantonale du Jura SA	4,500	252,409
	Banque Cantonale Vaudoise	8,999	3,563,923
	Banque Privee Edmond de Rothschild SA	157	3,897,394
	Barry Callebaut AG	3,696	2,327,244
	Basellandschaftliche Kantonalbank	583	582,437
*	Basilea Pharmaceutica AG	2,629	162,595
	Basler Kantonalbank AG	3,114	359,883
	Belimo Holdings AG	1,830	2,033,075
	Bell Holding AG	47	70,936
	Bellevue Group AG	26,524	893,583
	Berner Kantonalbank AG	23,122	5,132,134
*	Bobst Group AG	35,619	1,291,325
	Bossard Holding AG	8,222	461,994
	Bucher Industries AG	31,723	3,419,182
*	Burckhardt Compression Holding AG	904	160,476
	Calida Holding AG	396	122,480
	Carlo Gavazzi Holding AG	1,065	150,895
	Centralschweizerische Kraftwerke AG	96	31,638
*	Cham Paper Holding AG	490	89,739
	Charles Voegele Holding AG	28,617	1,019,396
*	Cicor Technologies, Ltd.	308	9,944
*	Clariant AG	756,817	8,949,447
#	Compagnie Financiere Tradition SA	5,511	654,646
	Conzzeta AG	1,375	2,387,618
*	Cytos Biotechnology AG	2,412	29,088
	Daetwyler Holding AG	26,077	1,457,735
	Datacolor AG	458	132,199
	Edipresse SA	1,527	339,265
#	EFG International AG	45,259	620,823
	Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,719,169
*	ELMA Electronic AG	472	189,943
	Emmi AG	13,244	1,638,682
	EMS-Chemie Holding AG	26,147	3,121,179
	Energiedienst Holding AG	71,249	4,092,215
	Feintol International Holding AG	1,601	346,734

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
	Flughafen Zuerich AG	13,056	$3,926,319
	Forbo Holding AG	5,817	1,893,832
	Fuchs Petrolub AG	19,235	1,727,050
#	Galenica Holding AG	15,281	5,533,857
*	GAM Holdings, Ltd.	128,501	1,556,027
	George Fisher AG	10,991	2,742,680
	Gurit Holding AG	1,288	719,364
	Helvetia Holding AG	12,462	3,859,421
	Hexagon AB	81,720	1,184,978
	Implenia AG	48,118	1,356,848
*	Interroll-Holding SA	2,404	709,540
	Intershop Holding AG	3,345	963,989
	Kaba Holding AG	10,381	2,501,972
*	Kardex AG	17,464	562,820
	Komax Holding AG	8,744	607,795
	Kudelski SA	103,843	2,343,017
	Kuoni Reisen Holding AG	12,374	4,173,562
	Lem Holdings SA	3,546	958,341
#*	LifeWatch AG	55,532	995,778
*	Logitech International SA	107,235	1,859,976
	Luzerner Kantonalbank AG	17,399	4,600,133
	Medisize Holding AG	12,876	677,953
	Metall Zug AG	202	486,784
*	Meyer Burger Technology AG	1,343	339,567
*	Micronas Semiconductor Holding AG	37,365	140,511
	Mobilezone Holding AG	112,258	844,671
*	Mobimo Holding AG	1,856	316,246
	Nobel Biocare Holding AG	163,678	5,485,687
*	Orascom Development Holding AG	1,582	111,456
	Orell Fuessli Holding AG	4,930	670,767
	Panalpina Welttransport Holding AG	5,945	378,116
*	Parco Industriale e Immobiliare SA	600	2,030
	Partners Group Holdings AG	17,370	2,190,116
	Petroplus Holdings AG	147,079	2,690,797
	Phoenix Mecano AG	2,953	1,124,654
#	PSP Swiss Property AG	141,111	7,969,637
*	Rieters Holdings AG	15,236	3,441,374
	Romande Energie Holding SA	2,714	4,819,170
*	Schaffner Holding AG	1,830	282,449
	Schulthess Group AG	14,148	683,971
	Schweiter Technology AG	3,994	2,113,824
*	Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,145,972
	Siegfried Holding AG	8,312	751,470
	Sika AG	4,203	6,535,253
	Societa Elettrica Sopracenerina SA	2,340	524,803
	St. Galler Kantonalbank AG	8,951	4,009,958
#	Straumann Holding AG	8,595	2,414,038
	Sulzer AG	46,488	3,646,978
	Swiss Prime Site AG	163,073	9,147,584
	Swisslog Holding AG	775,803	653,270
*	Swissmetal Holding AG	13,504	128,091
	Swissquote Group Holding SA	40,025	1,994,305
	Tamedia AG	14,878	1,083,168
	Tecan Group AG	38,976	2,927,805
#*	Temenos Group AG	148,205	3,819,080
*	Tornos SA	38,028	265,736
	Valartis Group AG	560	17,575
#	Valiant Holding AG	33,293	6,500,414
	Valora Holding AG	10,995	2,716,551
	Vaudoise Assurances Holdings SA	3,140	577,541
	Verwaltungs und Privat-Bank AG	790	77,618

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Villars Holding SA	150	$79,608
# Von Roll Holding AG	19,689	121,970
Vontobel Holdings AG	94,743	2,698,180
VZ Holding AG	266	20,180
Walliser Kantonalbank AG	1,416	792,005
WMH Walter Meier Holding AG	4,738	422,800
# Ypsomed Holdings AG	2,419	150,282
Zehnder Holding AG	764	1,018,220
* Zueblin Immobilien Holding AG	76,620	299,661
Zuger Kantonalbank AG	611	2,515,914
TOTAL SWITZERLAND		217,871,183

TOTAL COMMON STOCKS		1,668,591,576

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,706,038
RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
#* Deceuninck NV STRIP VVPR	247,412	1,064
#* Exmar NV STRIP VVPR	51,020	512
* RealDolmen NV STRIP VVPR	6,067	87
* Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM		1,675

DENMARK — (0.1%)
#* Royal Unibrew A.S. I-09 Shares	12,465	333,786

FRANCE — (0.0%)
* Atari SA Rights 01/08/10	4,202	2,409
* Atari SA Warrants 12/31/09	77,833	112
* Cybergun SA Warrants Series B 07/15/10	1,136	2
* Groupe Focal SA Warrants 02/21/10	466	—
TOTAL FRANCE		2,523

IRELAND — (0.0%)
* Independent News & Media PLC Rights12/14/09	1,205,126	224,589

ITALY — (0.0%)
* Intek SpA Warrants 12/30/11	167,960	7,103
* Tiscali SpA Warrants 12/15/14	5,347	38
TOTAL ITALY		7,141

NORWAY — (0.0%)
* Eitzen Chemical ASA Rights 12/14/09	76,266	7,772

SWEDEN — (0.0%)
* Biovitrum AB Rights 12/30/09	47,514	185,284
TOTAL RIGHTS/WARRANTS		762,770

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, Pnc Capital Markets, Inc. 0.19%, 01/04/10 (Collateralized by
$2,395,000 FNMA 6.50%, 06/25/39, valued at $2,496,788) to be repurchased at
$2,455,052	$2,455	2,455,000

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares
SECURITIES LENDING COLLATERAL — (11.1%)
§@ DFA Short Term Investment Fund LP	209,655,533	$209,655,533

TOTAL INVESTMENTS — (100.0%)
(Cost $1,672,585,621)		$1,883,170,917

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (83.8%)
Consumer Discretionary — (11.7%)
*	AlarmForce Industries, Inc.	700	$4,946
#	Astral Media, Inc. Class A	186,347	5,927,967
#*	Azure Dynamics Corp.	180,861	31,992
#*	Ballard Power Systems, Inc.	376,152	715,726
	BMTC Group, Inc.	400	11,474
#*	Coastal Contacts, Inc.	146,900	198,048
	Cogeco Cable, Inc.	59,756	1,999,771
	Corus Entertainment, Inc. Class B	278,300	5,282,072
	Dorel Industries, Inc. Class B	107,500	3,344,696
	easyhome, Ltd.	3,600	29,878
	Forzani Group, Ltd. Class A	130,900	1,777,291
#*	Gildan Activewear, Inc.	246,010	6,045,281
*	Glacier Media, Inc.	137,300	262,562
	Glentel, Inc.	15,500	198,594
*	Great Canadian Gaming Corp.	301,200	2,289,564
	Groupe Aeroplan, Inc.	483,108	5,030,402
*	Imax Corp.	45,929	617,452
	Le Chateau, Inc.	79,200	1,033,686
	Leon’s Furniture, Ltd.	118,877	1,193,487
	Linamar Corp.	179,780	2,394,545
*	Martinrea International, Inc.	217,878	1,760,357
*	MDC Partners, Inc. Class A	71,000	599,445
	Quebecor, Inc. Class B	159,493	4,151,073
	Reitmans Canada, Ltd.	193,400	3,097,433
*	RONA, Inc.	426,885	6,306,232
#	Torstar Corp. Class B	179,800	1,088,238
	TVA Group, Inc. Class B	7,000	89,353
	Uni-Select, Inc.	54,900	1,621,515
#*	Westport Innovations, Inc.	133,401	1,559,970
Total Consumer Discretionary			58,663,050

Consumer Staples — (2.2%)
*	Atrium Innovations, Inc.	102,400	1,543,074
	Canada Bread Co., Ltd.	13,261	662,511
	Corby Distilleries, Ltd.	51,708	766,337
*	Cott Corp.	512,400	4,242,849
	Jean Coutu Group (PJC), Inc. Class A (The)	45,544	422,845
#	Maple Leaf Foods, Inc.	254,000	2,834,231
*	SunOpta, Inc.	176,001	599,095
*	Sun-Rype Products, Ltd.	100	851
Total Consumer Staples			11,071,793

Energy — (15.7%)
*	Advantage Oil & Gas, Ltd.	283,509	1,870,452
	Akita Drilling, Ltd.	42,000	381,508
*	Anderson Energy, Ltd.	282,833	313,703
#*	Antrim Energy, Inc.	487,500	587,321
*	Bankers Petroleum, Ltd.	685,432	4,076,480
*	Berens Energy, Ltd.	208,200	404,117
*	Birchcliff Energy, Ltd.	336,400	3,039,614
	Calfrac Well Services, Ltd.	107,264	2,138,408
*	Calvalley Petroleum, Inc.	302,339	783,419
*	CE Franklin, Ltd.	20,400	137,710
*	Celtic Exploration, Ltd.	122,600	2,448,835
#*	Comaplex Minerals Corp.	78,800	527,418
*	Compton Petroleum Corp.	352,300	316,644
*	Connacher Oil & Gas, Ltd.	782,500	957,690
*	Corridor Resources, Inc.	348,780	1,804,178

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Energy — (Continued)
*	Crew Energy, Inc.	250,936	$3,522,246
*	Delphi Energy Corp.	263,700	431,158
#*	Denison Mines Corp.	708,441	894,146
	Ensign Energy Services, Inc.	101,920	1,461,777
*	Fairborne Energy, Ltd.	262,300	1,196,320
*	Flint Energy Services, Ltd.	139,000	1,282,545
*	Galleon Energy, Inc. Class A	261,437	1,317,371
*	Iteration Energy, Ltd.	608,800	704,353
*	Ivanhoe Energy, Inc.	831,620	2,353,679
*	Mega Uranium, Ltd.	635,600	461,879
#*	MGM Energy Corp.	14,000	3,815
*	Midnight Oil Exploration, Ltd.	44,300	42,358
	Mullen Group, Ltd.	131,362	2,053,611
#*	NAL Oil & Gas Trust	66,690	876,149
*	Nuvista Energy, Ltd.	274,221	3,272,246
*	Paramount Resources, Ltd. Class A	126,300	1,775,216
#	Pason Systems, Inc.	222,900	2,482,942
#*	Petrominerales, Ltd.	73,723	1,325,231
#	Progress Energy Resources Corp.	364,152	4,926,855
	Pulse Seismic, Inc.	156,524	185,581
#*	Questerre Energy Corp.	649,400	1,788,279
	Savanna Energy Services Corp.	249,213	1,651,332
	ShawCor, Ltd.	209,500	5,879,261
*	Storm Exploration, Inc.	135,100	1,683,179
*	Transglobe Energy Corp.	186,200	624,910
#	Trican Well Service, Ltd.	391,971	5,269,505
	Trinidad Drilling, Ltd.	389,000	2,629,660
#*	UEX Corp.	608,088	639,572
#*	Uranium One, Inc.	1,819,900	5,255,149
#*	UTS Energy Corp.	575,488	1,254,590
*	Vero Energy, Inc.	127,000	537,945
*	West Energy, Ltd.	245,800	916,594
*	Xtreme Coil Drilling Corp.	86,700	347,347
	ZCL Composite, Inc.	90,700	290,524
Total Energy			79,124,822

Financials — (6.3%)
#	AGF Management, Ltd. Class B	348,279	5,661,178
	Canaccord Capital, Inc.	204,300	2,025,712
	Canadian Western Bank	226,200	4,745,258
	Clairvest Group, Inc.	1,900	22,464
#	DundeeWealth, Inc.	132,720	1,751,242
	EGI Financial Holdings, Inc.	14,650	161,089
	Equitable Group, Inc.	47,000	954,965
*	FirstService Corp.	80,500	1,562,509
	Gluskin Shef & Associates, Inc.	40,000	785,964
	GMP Capital, Inc.	63,059	760,917
	Home Capital Group, Inc.	113,700	4,549,739
	Industrial Alliance Insurance & Financial Services, Inc.	72,394	2,228,892
#	Kingsway Financial Services, Inc.	212,900	372,527
	Laurentian Bank of Canada	92,400	3,776,928
*	Pacific and Western Credit Corp.	9,000	34,422
*	Parkbridge Lifestyles Communities, Inc.	81,700	395,278
	Quest Capital Corp.	725,001	817,996
	Rentcash, Inc.	33,670	354,133
	Sceptre Invesment Counsel, Ltd.	36,300	194,368
*	TMX Group, Inc.	7,010	222,060
#	Western Financial Group, Inc.	163,700	406,961
Total Financials			31,784,602

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Health Care — (3.9%)
*	AEterna Zentaris, Inc.	124,800	$101,429
*	Angiotech Pharmaceuticals, Inc.	61,300	76,783
#	Biovail Corp.	304,150	4,269,180
#*	Burcon NutraScience Corp.	11,813	106,626
*	Cangene Corp.	175,700	856,786
#*	Cardiome Pharma Corp.	298,200	1,328,691
*	Helix BioPharma Corp.	11,153	34,232
#*	Labopharm, Inc.	282,600	589,060
*	Logibec Group Informatique, Ltd.	2,600	49,472
*	MDS, Inc.	464,108	3,634,407
*	Noveko International, Inc.	9,300	16,451
*	Nuvo Research, Inc.	223,500	67,316
#*	Oncolytics Biotech, Inc.	84,200	221,399
*	Paladin Labs, Inc.	45,700	863,006
*	ProMetic Life Sciences, Inc.	861,300	168,826
*	QLT, Inc.	212,100	1,060,652
#*	Resverlogix Corp.	86,200	199,459
*	SXC Health Solutions Corp.	84,161	4,611,010
*	Theratechnologies, Inc.	288,200	1,220,754
*	Transition Therapeutics, Inc.	74,633	265,463
Total Health Care			19,741,002

Industrials — (7.1%)
	Aecon Group, Inc.	204,400	2,931,587
#	AG Growth International, Inc.	3,100	103,151
#*	Alexco Resource Corp.	95,500	358,861
*	ATS Automation Tooling System, Inc.	304,017	2,174,353
	CAE, Inc.	339,890	2,850,156
*	Churchill Corp. (The)	66,413	1,223,673
#*	Clarke, Inc.	99,356	318,251
*	Electrovaya, Inc.	2,000	1,587
	Exco Technologies, Ltd.	9,700	18,549
*	Garda World Security Corp. Class A	16,300	159,439
*	Heroux-Devtek, Inc.	85,400	408,280
#*	Hydrogenics Corp.	361,330	138,196
	IESI-BFC, Ltd.	158,661	2,560,786
*	Intermap Technologies, Ltd.	113,894	198,200
	Marsulex, Inc.	48,300	539,874
	Richelieu Hardware, Ltd.	51,300	1,103,648
#	Russel Metals, Inc.	229,900	3,897,430
*	Stantec, Inc.	156,600	4,551,934
	Student Transportation of America, Ltd.	32,458	148,347
#	Superior Plus Corp.	164,325	2,301,823
	Toromont Industries, Ltd.	214,900	5,710,256
	Transat A.T., Inc. Class A	2,400	50,462
	Transcontinental, Inc. Class A	256,564	3,169,486
	TransForce, Inc.	45,476	365,252
*	Vector Aerospace Corp.	83,205	485,300
	WaterFurnace Renewable Energy, Inc.	1,800	44,679
Total Industrials			35,813,560

Information Technology — (5.2%)
	Aastra Technologies, Ltd.	2,300	76,201
*	Absolute Software Corp.	159,900	802,672
*	AXIA NetMedia Corp.	182,767	277,860
	Calian Technologies, Ltd.	9,800	162,576
*	Celestica, Inc.	797,607	7,595,894
*	COM DEV International, Ltd.	235,300	771,697
	Computer Modelling Group, Ltd.	42,400	609,739
	Constellation Software, Inc.	20,100	706,292
	Dalsa Corp.	59,800	435,699

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Information Technology — (Continued)
*	Descartes Systems Group, Ltd. (The)	142,300	$859,909
	Enghouse Systems, Ltd.	27,550	226,543
	Evertz Technologies, Ltd.	116,100	1,498,637
*	Exfo Electro-Optical Engineering, Inc.	21,451	82,658
	Gennum Corp.	111,700	480,614
*	Hemisphere GPS, Inc.	197,900	160,840
*	KAB Distribution, Inc.	298,515	357
*	MacDonald Dettweiler & Associates, Ltd.	129,900	5,291,141
*	March Networks Corp.	29	111
#	Matrikon, Inc.	72,400	196,602
*	Miranda Technologies, Inc.	84,301	435,268
	MKS, Inc.	11,060	104,800
	Mosaid Technologies, Inc.	35,600	647,427
*	Open Text Corp.	47,890	1,955,712
*	Points International, Ltd.	355,081	134,108
*	Sandvine Corp.	128,500	159,727
*	Sierra Wireless, Inc.	127,100	1,358,682
*	Vecima Network, Inc.	39,308	217,991
*	Webtech Wireless, Inc.	279,500	219,142
	Wi-LAN, Inc.	320,200	805,207
*	Zarlink Semiconductor, Inc.	117,500	99,990
Total Information Technology			26,374,096

Materials — (31.0%)
*	Alamos Gold, Inc.	347,100	4,168,452
*	Almaden Minerals, Ltd.	108,300	114,943
*	Altius Minerals Corp.	112,600	938,827
*	Anatolia Minerals Development, Ltd.	10,400	30,230
#*	Anvil Mining, Ltd.	214,740	657,043
#*	Athabasca Potash, Inc.	44,150	246,955
*	Atna Resource, Ltd.	126,947	86,181
#*	Augusta Resource Corp.	268,174	646,172
#*	Aura Minerals, Inc.	31,000	134,570
*	Aurizon Mines, Ltd.	561,000	2,537,199
*	Avalon Rare Metals, Inc.	48,169	134,027
	Canam Group, Inc. Class A	158,700	1,081,925
*	Canfor Corp.	330,690	2,570,646
*	Capstone Mining Corp.	308,865	829,861
*	Cardero Resource Corp.	185,860	257,682
	Cascades, Inc.	235,076	2,009,446
*	Catalyst Paper Corp.	1,675,887	320,483
	CCL Industries, Inc. Class B	95,640	2,583,382
#*	Centerra Gold, Inc.	72,591	749,613
*	Chariot Resouces, Ltd.	34,500	12,205
#*	Claude Resources, Inc.	1,133,600	1,344,040
#*	Consolidated Thompson Iron Mines, Ltd.	358,736	2,318,741
#*	Copper Mountain Mining Corp.	85,130	169,308
#*	Crystallex International Corp.	1,355,025	511,770
#*	Detour Gold Corp.	63,241	1,081,177
*	Dundee Precious Metals, Inc.	223,854	768,404
*	Eastern Platinum, Ltd.	2,320,390	2,041,171
#*	Eastmain Resources, Inc.	231,714	336,765
#*	ECU Silver Mining, Inc.	314,550	222,562
#*	Endeavour Silver Corp.	147,700	540,891
#*	Entree Gold, Inc.	261,600	637,835
#*	Equinox Minerals, Ltd.	1,678,290	6,563,280
*	Etruscan Resources, Inc.	333,375	137,067
#*	Euro Goldfields, Ltd.	521,060	3,029,158
*	Excellon Resources, Inc.	100,500	65,344
*	Far West Mining, Ltd.	153,396	572,017
*	Farallon Mining, Ltd.	987,400	519,262

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	First Majestic Silver Corp.	35,878	$139,622
*	First Nickel, Inc.	300	34
*	First Uranium Corp.	51,430	113,103
*	FNX Mining Co., Inc.	220,950	2,442,207
#*	Forsys Metals Corp.	199,402	781,707
*	Fronteer Development Group, Inc.	325,800	1,286,565
*	Gammon Gold, Inc.	231,950	2,574,881
*	Globestar Mining Corp.	296,306	280,483
#*	Golden Star Resources, Ltd.	855,400	2,666,352
*	Grande Cache Coal Corp.	245,800	1,259,729
#*	Great Basin Gold, Ltd.	860,590	1,489,380
*	Great Panther Resources, Inc.	37,000	31,133
*	Greystar Resources, Ltd.	67,995	379,682
#*	Guyana Goldfields, Inc.	187,452	1,435,665
*	Hanfeng Evergreen, Inc.	142,791	1,008,964
#	Harry Winston Diamond Corp.	219,100	2,105,421
*	HudBay Minerals, Inc.	477,851	6,200,161
#*	Imperial Metals Corp.	69,090	895,788
*	Inter-Citic Minerals, Inc.	26,125	24,230
*	International Forest Products, Ltd. Series A	166,200	745,306
	International Royalty Corp.	280,680	2,020,864
*	Intertape Polymer Group, Inc.	117,000	333,375
#*	Jaguar Mining, Inc.	74,850	845,225
#*	Jinshan Gold Mines, Inc.	490,000	1,485,203
*	Katanga Mining, Ltd.	7,000	4,685
#*	Keegan Resources, Inc.	21,900	138,832
*	Kimber Resources, Inc.	21,200	27,163
#*	Kirkland Lake Gold, Inc.	187,280	1,604,464
*	La Mancha Resources, Inc.	94,986	143,498
#*	Lake Shore Gold Corp.	671,581	2,652,034
#*	Laramide Resources, Ltd.	241,000	366,391
#*	Linear Gold Corp.	34,870	66,016
*	Lundin Mining Corp.	1,147,100	4,716,288
*	MAG Silver Corp.	40,600	244,567
	Major Drilling Group International, Inc.	101,500	2,792,136
*	MDN, Inc.	242,980	123,134
#*	Mercator Minerals, Ltd.	142,871	338,787
	Methanex Corp.	359,200	7,051,084
#*	Migao Corp.	160,400	1,068,975
*	Minco Base Metals Corp.	2,780	—
*	Minera Andes, Inc.	107,500	83,258
*	Neo Material Technologies, Inc.	384,000	1,674,274
*	Nevada Copper Corp.	10,560	31,301
#*	New Gold, Inc.	900,962	3,273,563
*	Norbord, Inc.	30,920	433,415
*	Norsemont Mining, Inc.	24,100	47,239
#*	North American Palladium, Ltd.	199,710	700,804
*	Northern Dynasty Minerals, Ltd.	36,291	303,625
*	Northgate Minerals Corp.	937,300	2,903,717
#*	NovaGold Resources, Inc.	282,049	1,717,887
*	Oromin Explorations, Ltd.	11,650	9,357
*	Orvana Minerals Corp.	118,300	127,819
*	Osisko Mining Corp.	543,051	4,392,802
#*	Pan Amer Silver Corp.	213,700	5,120,545
#*	Peregrine Diamonds, Ltd.	75,646	141,766
#*	Petaquilla Minerals, Ltd.	257,380	206,721
#*	Platinum Group Metals, Ltd.	189,187	392,538
*	Polaris Miner Corp.	16,700	26,826
#*	PolyMet Mining Corp.	423,377	1,287,315
#*	Potash One, Inc.	77,300	186,995
#*	Quadra Mining, Ltd.	253,150	3,512,173

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value††
Materials — (Continued)
#*	Queenston Mining, Inc.	169,669	$898,758
*	Richmont Mines, Inc.	24,000	89,956
#*	Rubicon Minerals Corp.	462,115	2,209,280
	Samuel Manu-Tech, Inc.	20,400	87,971
*	Scorpio Mining Corp.	17,768	11,213
*	Seabridge Gold, Inc.	38,686	941,026
*	SEMAFO, Inc.	689,365	2,920,005
#	Sherritt International Corp.	681,979	4,284,173
#*	Shore Gold, Inc.	837,013	760,302
#*	Silver Standard Resources, Inc.	229,462	5,046,255
	Silvercorp Metals, Inc.	482,000	3,212,258
*	Sprott Resource Corp.	6,498	25,101
*	St. Andrew Goldfields, Ltd.	16,000	11,321
#*	Starfield Resources, Inc.	953,115	86,576
	Stella-Jones, Inc.	29,600	728,785
*	Tahera Diamond Corp.	235,400	22,508
#*	Tanzanian Royalty Exploration Corp.	316,139	1,109,366
#*	Taseko Mines, Ltd.	649,000	2,761,438
#*	Thompson Creek Metals Co., Inc.	474,700	5,596,454
#*	Timminco, Ltd.	194,700	242,014
*	Virginia Mines, Inc.	29,800	148,451
	Wesdome Gold Mines, Ltd.	99,000	217,718
#	West Fraser Timber Co., Ltd.	123,716	3,903,646
*	Western Coal Corp.	292,800	912,682
	Winpak, Ltd.	63,110	535,848
Total Materials			156,188,813

Telecommunication Services — (0.3%)
	Manitoba Telecom Services, Inc.	40,000	1,281,254
*	Wireless Matrix Corp.	127,500	124,349
Total Telecommunication Services			1,405,603

Utilities — (0.4%)
*	BioteQ Environmental Technologies, Inc.	16,102	18,629
*	Boralex, Inc. Class A	81,274	753,796
	Emera, Inc.	19,324	463,214
*	MAXIM Power Corp.	89,500	315,349
	Pacific Northern Gas, Ltd.	4,000	71,712
*	Plutonic Power Corp.	81,200	248,449
Total Utilities			1,871,149

TOTAL COMMON STOCKS			422,038,490

		Face
		Amount
		(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/04/10 (Collateralized by
	1,590,000 FNMA 5.00%, 08/25/18, valued at $1,167,925) to be repurchased at
	$1,150,024	$1,150	1,150,000

		Shares
SECURITIES LENDING COLLATERAL — (16.0%)
§@	DFA Short Term Investment Fund LP	80,286,527	80,286,527
TOTAL INVESTMENTS — (100.0%)
	(Cost $572,148,536)		$503,475,017

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (87.1%)
Consumer Discretionary — (18.4%)
*ABILIT Corp.	450,500	$582,733
Accordia Golf Co., Ltd.	1,227	1,139,298
Aeon Fantasy Co., Ltd.	60,432	798,816
Aichi Machine Industry Co., Ltd.	285,000	842,144
*Aigan Co., Ltd.	61,600	368,311
Aisan Industry Co., Ltd.	133,600	988,718
#*Akebono Brake Industry Co., Ltd.	296,500	2,307,863
*Alpen Co., Ltd.	13,700	252,541
Alpha Corp.	31,700	188,412
*Alpine Electronics, Inc.	217,800	2,140,689
#Amiyaki Tei Co., Ltd.	239	503,548
Amuse, Inc.	29,999	336,174
*Anrakutei Co., Ltd.	50,000	236,362
AOI Advertising Promotion, Inc.	39,000	194,938
AOKI Holdings, Inc.	139,400	1,361,263
Aoyama Trading Co., Ltd.	95,000	1,522,413
*Arnest One Corp.	61,700	710,137
*Asahi Co., Ltd.	4,400	81,512
#*Asahi Tec Corp.	2,201,000	651,633
#Asatsu-DK, Inc.	53,600	1,057,040
#*ASKUL Corp.	24,200	475,183
Asti Corp.	50,000	109,904
#*Atom Corp.	139,300	464,311
Atsugi Co., Ltd.	701,000	882,277
Autobacs Seven Co., Ltd.	40,800	1,376,034
#Avex Group Holdings, Inc.	151,400	1,368,926
Bals Corp.	7	5,474
Best Denki Co., Ltd.	271,000	1,193,253
#Bic Camera, Inc.	501	188,209
Bookoff Corp.	7,900	108,522
#*Calsonic Kansei Corp.	506,000	1,368,310
*Can Do Co., Ltd.	9	9,940
*Carchs Holdings Co., Ltd.	710,600	274,349
Catena Corp.	92,000	218,138
*Chimney Co., Ltd.	600	10,199
Chiyoda Co., Ltd.	136,600	1,627,557
Chofu Seisakusho Co., Ltd.	105,600	2,087,462
Chori Co., Ltd.	658,000	761,790
Chuo Spring Co., Ltd.	205,000	587,920
#*Clarion Co., Ltd.	689,000	654,391
Cleanup Corp.	119,300	831,851
Colowide Co., Ltd.	200,450	1,334,472
#*Columbia Music Entertainment, Inc.	157,000	57,912
Corona Corp.	84,800	1,135,722
Cross Plus, Inc.	22,000	228,952
#Culture Convenience Club Co., Ltd.	120,600	742,341
#Daido Metal Co., Ltd.	144,000	387,234
Daidoh, Ltd.	125,600	883,242
#*Daiei, Inc. (The)	223,900	829,392
Daikoku Denki Co., Ltd.	49,400	979,267
Daimaruenawin Co., Ltd.	400	2,514
Dainichi Co., Ltd.	57,700	377,825
Daisyo Corp.	63,200	854,344
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,248
#Daiwabo Holdings Co., Ltd.	466,000	1,816,795
DCM Japan Holdings Co., Ltd.	241,300	1,560,591
Descente, Ltd.	260,000	1,257,295
#Doshisha Co., Ltd.	63,600	1,193,191

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Doutor Nichires Holdings Co., Ltd.	172,286	$2,493,483
Dynic Corp.	127,000	212,170
Eagle Industry Co., Ltd.	136,000	675,978
#*Econach Co., Ltd.	177,000	83,582
#Edion Corp.	266,500	2,152,446
Exedy Corp.	120,500	2,477,717
F&A Aqua Holdings, Inc.	60,638	671,237
FCC Co., Ltd.	44,700	768,600
Fine Sinter Co., Ltd.	49,000	90,183
#Foster Electric Co., Ltd.	81,900	2,096,701
#France Bed Holdings Co., Ltd.	759,000	1,177,629
#Fuji Co., Ltd.	100,200	1,992,367
Fuji Corp., Ltd.	113,900	461,573
#*Fuji Kiko Co., Ltd.	151,000	182,949
#Fuji Kyuko Co., Ltd.	356,000	1,767,450
Fuji Oozx, Inc.	6,000	15,910
Fujibo Holdings, Inc.	46,000	76,202
Fujikura Rubber, Ltd.	74,000	308,177
#Fujita Kanko, Inc.	402,100	1,597,248
#Fujitsu General, Ltd.	334,000	1,102,633
Funai Electric Co., Ltd.	21,800	1,017,116
#Furukawa Battery Co., Ltd.	71,000	625,439
G-7 Holdings, Inc.	29,200	161,310
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	327,000	934,136
Genki Sushi Co., Ltd.	19,200	255,024
GEO Co., Ltd.	1,255	1,303,278
#GLOBERIDE, Inc.	433,000	541,004
#*Goldwin, Inc.	175,000	337,525
Gourmet Kineya Co., Ltd.	67,000	446,923
*Gro-Bels Co., Ltd.	177,000	37,262
*GSI Creos Corp.	194,000	221,905
#Gulliver International Co., Ltd.	8,380	621,453
Gunze, Ltd.	624,000	2,458,023
#H2O Retailing Corp.	119,000	723,259
Hakuyosha Co., Ltd.	88,000	270,158
Happinet Corp.	36,100	500,988
Haruyama Trading Co., Ltd.	49,900	217,132
#*Haseko Corp.	1,933,000	1,483,692
Heiwa Corp.	68,900	674,506
#Hiday Hidaka Corp.	6,900	85,421
Hikari Tsushin, Inc.	49,100	921,145
#Himaraya Co., Ltd.	38,300	133,425
#HIS Co., Ltd.	108,500	2,331,925
#Hitachi Koki Co., Ltd.	81,800	905,463
Horipro, Inc.	47,000	410,436
*I Metal Technology Co., Ltd.	150,000	234,118
#*Ichibanya Co., Ltd.	3,400	86,097
Ichikawa Co., Ltd.	63,000	136,670
#*Ichikoh Industries, Ltd.	289,000	514,399
*Ikyu Corp.	192	90,954
Imasen Electric Industrial Co., Ltd.	54,400	695,065
Imperial Hotel, Ltd.	10,250	206,096
*Impress Holdings, Inc.	112,400	278,798
*Intage, Inc.	1,300	23,326
Ishizuka Glass Co., Ltd.	109,000	234,130
*Izuhakone Railway Co., Ltd.	300	17,997
*Izutsuya Co., Ltd.	350,000	164,112
#*Janome Sewing Machine Co., Ltd.	37,000	25,102
Japan Vilene Co., Ltd.	166,000	883,669
#Japan Wool Textile Co., Ltd. (The)	308,000	2,056,646

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Jeans Mate Corp.	38,208	$222,254
*Jidosha Buhin Kogyo Co., Ltd.	82,000	129,623
Joban Kosan Co., Ltd.	221,000	362,915
#Joshin Denki Co., Ltd.	196,000	1,370,265
Juntendo Co., Ltd.	35,000	46,526
#*JVC Kenwood Holdings, Inc.	2,477,300	1,180,994
Kabuki-Za Co., Ltd.	39,000	1,587,083
Kadokawa Holdings, Inc.	91,900	2,180,660
Kanto Auto Works, Ltd.	178,600	1,697,589
#*Kappa Create Co., Ltd.	3,750	84,696
Kasai Kogyo Co., Ltd.	119,000	314,386
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	318,277
#*Kawashima Selkon Textiles Co., Ltd.	335,000	267,804
*Kayaba Industry Co., Ltd.	726,000	2,098,187
Keihin Corp.	57,300	870,352
#Keiyo Co., Ltd.	195,000	946,874
Kentucky Fried Chicken Japan, Ltd.	78,000	1,455,688
#*Kinki Nippon Tourist Co., Ltd.	46,000	41,967
Kinugawa Rubber Industrial Co., Ltd.	198,000	383,033
#Kisoji Co., Ltd.	87,000	1,901,052
Koekisha Co., Ltd.	13,600	242,000
Kohnan Shoji Co., Ltd.	91,600	1,112,302
#Kojima Co., Ltd.	126,600	638,568
Komatsu Seiren Co., Ltd.	145,000	568,627
Komeri Co., Ltd.	59,600	1,647,271
Konaka Co., Ltd.	104,960	304,651
Kourakuen Corp.	1,100	14,243
#K’s Holdings Corp.	130,772	4,237,998
Ku Holdings Co., Ltd.	68,200	252,799
Kura Corp.	283	984,686
Kurabo Industries, Ltd.	856,000	1,477,290
#Kuraudia Co., Ltd.	4,800	70,227
Kuroganeya Co., Ltd.	14,000	50,104
#Kyoritsu Maintenance Co., Ltd.	49,660	816,470
Kyoto Kimono Yuzen Co., Ltd.	55,700	551,950
Kyowa Leather Cloth Co., Ltd.	73,500	295,913
#*Laox Co., Ltd.	706,000	775,489
#*Look, Inc.	588,000	617,766
*Magara Construction Co., Ltd.	135,000	1,500
*Mamiya-Op Co., Ltd.	285,000	281,493
Marche Corp.	23,000	190,788
Mars Engineering Corp.	45,500	1,418,579
Maruei Department Store Co., Ltd.	142,000	198,741
#*Maruzen Co., Ltd. (6569583)	85,000	91,000
Maruzen Co., Ltd. (6573498)	46,000	224,500
#*Matsuya Co., Ltd.	162,500	1,551,616
Matsuya Foods Co., Ltd.	59,400	851,659
*Meiwa Industry Co., Ltd.	38,000	54,247
Mikuni Corp.	114,000	156,516
#*Misawa Homes Co., Ltd.,	77,000	279,987
#Misawa Resort Co., Ltd.	190,000	310,720
*Mitsuba Corp.	152,690	670,390
Mitsui Home Co., Ltd.	167,000	921,751
#Mizuno Corp.	450,000	2,074,423
Mos Food Services, Inc.	110,000	1,814,924
MR Max Corp.	123,800	589,856
Musashi Seimitsu Industry Co., Ltd.	33,400	693,049
#*Naigai Co., Ltd.	2,723,000	1,340,373
#Nexyz Corp.	3,700	130,233
*Nice Holdings, Inc.	335,000	712,023
*Nichimo Corp.	667,000	7,410

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	108,700	$1,629,716
Nidec Tosok Corp.	61,000	520,798
Nihon Tokushu Toryo Co., Ltd.	56,000	208,205
Nikko Travel Co., Ltd.	12,200	27,055
Nippon Felt Co., Ltd.	67,200	302,469
*Nippon Piston Ring Co., Ltd.	293,000	313,512
Nippon Seiki Co., Ltd.	148,400	1,558,419
#Nishimatsuya Chain Co., Ltd.	222,800	2,231,426
Nissan Shatai Co., Ltd.	407,023	3,430,896
Nissen Holdings Co., Ltd.	207,400	679,305
Nissin Kogyo Co., Ltd.	64,300	956,856
Nittan Valve Co., Ltd.	82,800	264,662
*Nitto Kako Co., Ltd.	98,000	75,392
Noritsu Koki Co., Ltd.	96,200	810,391
#*Omikenshi Co., Ltd.	176,000	155,394
Onward Holdings Co., Ltd.	62,000	384,879
Pacific Golf Group International Holdings KK	594	407,445
Pacific Industrial Co., Ltd.	183,000	827,758
*Pal Co., Ltd.	2,000	42,428
PanaHome Corp.	440,200	2,756,561
Parco Co., Ltd.	270,800	2,370,672
#Paris Miki Holdings, Inc.	164,400	1,352,069
*PIA Corp.	28,800	390,795
Piolax, Inc.	44,500	755,375
#*Pioneer Electronic Corp.	4,100	10,158
Plenus Co., Ltd.	15,400	210,022
Press Kogyo Co., Ltd.	375,000	820,759
#Resorttrust, Inc.	164,008	1,866,646
*Rhythm Watch Co., Ltd.	443,000	595,389
Right On Co., Ltd.	70,525	598,982
Riken Corp.	359,000	1,301,874
#Ringer Hut Co., Ltd.	74,800	947,411
Riso Kyoiku Co., Ltd.	785	47,083
Roland Corp.	88,300	942,606
Round One Corp.	15,000	109,873
#Royal Co., Ltd.	138,200	1,526,546
Ryohin Keikaku Co., Ltd.	25,100	1,129,748
*Sagami Chain Co., Ltd.	77,000	685,903
#*Sagami Co., Ltd.	239,000	473,566
Sagami Rubber Industries Co., Ltd.	15,000	39,611
#Saint Marc Holdings Co., Ltd.	37,300	1,120,835
#Saizeriya Co., Ltd.	168,800	3,256,721
*Sakai Ovex Co., Ltd.	205,000	199,910
*Sanden Corp.	487,000	1,405,320
Sanoh Industrial Co., Ltd.	114,900	727,922
#Sanrio Co., Ltd.	235,800	1,933,963
Sanyo Housing Nagoya Co., Ltd.	354	324,047
#Sanyo Shokai, Ltd.	462,000	1,492,328
Scroll Corp.	77,300	327,123
#Seiko Holdings Corp.	391,407	811,599
Seiren Co., Ltd.	215,100	1,413,966
Senshukai Co., Ltd.	159,600	1,076,037
#*Seven Seas Holdings Co., Ltd.	827,000	383,860
#Shikibo, Ltd.	497,000	1,187,296
Shimachu Co., Ltd.	53,000	1,252,967
Shinyei Kaisha	96,000	132,397
*Shiroki Co., Ltd.	302,000	482,420
#Shobunsha Publications, Inc.	353,700	2,401,120
Shochiku Co., Ltd.	416,400	3,658,864
Showa Corp.	247,300	1,442,323
#*Silver Seiko, Ltd.	742,000	48,989

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
SKY Perfect JSAT Holdings, Inc.	1,241	$567,458
SNT Corp.	93,800	243,644
#*Sofmap Co., Ltd.	43,100	80,591
Soft99 Corp.	71,500	404,305
Sotoh Co., Ltd.	49,700	483,483
SPK Corp.	16,800	213,239
*Studio Alice Co., Ltd.	6,100	62,127
Suminoe Textile Co., Ltd.	260,000	367,003
#Sumitomo Forestry Co., Ltd.	197,266	1,511,319
#*Suzutan Co., Ltd.	26,200	75,214
*SxL Corp.	493,000	280,101
Tac Co., Ltd.	1,300	5,237
Tachikawa Corp.	50,800	250,098
Tachi-S Co., Ltd.	119,440	954,892
Taiho Kogyo Co., Ltd.	95,200	708,110
Takamatsu Construction Group Co., Ltd.	97,000	1,367,139
#Taka-Q Co., Ltd.	73,000	125,532
*Takata Corp.	9,000	167,924
#*Take & Give Needs Co., Ltd.	1,380	178,066
*Tamron Co., Ltd.	7,900	86,069
#*Tasaki Shinju Co., Ltd.	714,000	816,117
Taya Co., Ltd.	5,000	36,823
*TBK Co., Ltd.	72,000	120,845
*TDF Corp.	27,000	30,556
Teikoku Piston Ring Co., Ltd.	108,100	440,545
Teikoku Sen-I Co., Ltd.	78,000	453,756
Telepark Corp.	315	602,551
#*Ten Allied Co., Ltd.	50,000	174,912
Tigers Polymer Corp.	59,000	253,809
#Toabo Corp.	346,000	269,902
Toei Co., Ltd.	339,000	1,908,896
#*Tohoku Misawa Homes Co., Ltd.	37,500	87,139
*Tokai Kanko Co., Ltd.	505,999	161,231
Tokai Rika Co., Ltd.	85,400	1,763,647
Tokai Rubber Industries, Ltd.	106,300	1,253,996
#*Tokai Senko K.K.	284,000	378,758
*Token Corp.	7,710	243,148
Tokyo Dome Corp.	638,200	2,003,691
Tokyo Individualized Educational Institute , Inc.	3,200	5,988
Tokyo Kaikan Co., Ltd.	12,000	48,087
Tokyo Soir Co., Ltd.	49,000	123,427
Tokyo Style Co., Ltd.	316,700	2,663,662
Tokyotokeiba Co., Ltd.	876,000	1,376,463
Tokyu Recreation Co., Ltd.	77,000	475,223
#Tomy Co., Ltd.	313,193	2,764,145
#*Tonichi Carlife Group, Inc.	318,000	331,098
Topre Corp.	180,100	1,609,688
*Toridoll.Corp.	23	49,050
*Totenko Co., Ltd.	57,000	103,950
#*Touei Housing Corp.	118,740	1,360,916
*Tow Co., Ltd.	4,800	28,196
Toyo Radiator Co., Ltd.	253,000	677,378
*Toyo Tire & Rubber Co., Ltd.	711,000	1,339,650
Toyobo Co., Ltd.	1,507,000	2,337,913
TS Tech Co., Ltd.	58,700	1,126,220
#*Tsukamoto Co., Ltd.	67,000	58,762
Tsutsumi Jewelry Co., Ltd.	53,300	1,254,610
TV Tokyo Corp.	3,200	80,361
United Arrows, Ltd.	2,300	23,380
#*Unitika, Ltd.	1,629,000	1,284,522
#U-Shin, Ltd.	94,500	499,265

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Watabe Wedding Corp.	29,500	$380,978
#Watami Food Service Co., Ltd.	119,600	2,355,367
*Wondertable, Ltd.	97,000	96,365
Xebio Co., Ltd.	52,800	1,194,615
Yamato International, Inc.	43,000	189,400
Yellow Hat, Ltd.	73,700	702,534
Yokohama Reito Co., Ltd.	175,000	1,172,032
#Yomiuri Land Co., Ltd.	246,000	813,275
Yonex Co., Ltd.	40,000	295,829
#Yorozu Corp.	73,500	880,060
#Yoshinoya Holdings Co., Ltd.	2,168	2,538,257
#Zenrin Co., Ltd.	127,400	1,865,455
#Zensho Co., Ltd.	362,900	2,526,504

Total Consumer Discretionary		247,477,761

Consumer Staples — (9.1%)
#Aderans Holdings Co., Ltd.	142,450	1,764,083
*Aeon Hokkaido Corp.	424,900	1,359,990
Ahjikan Co., Ltd.	10,500	87,472
Arcs Co., Ltd.	2,000	29,381
#Ariake Japan Co., Ltd.	111,700	1,742,013
Cawachi, Ltd.	81,200	1,684,685
CFS Corp.	122,000	696,919
#Chubu Shiryo Co., Ltd.	89,000	828,033
Chuo Gyorui Co., Ltd.	93,000	186,163
Circle K Sunkus Co., Ltd.	2,800	38,436
Coca-Cola Central Japan Co., Ltd.	118,800	1,591,809
Cocakara Fine Holdings, Inc.	36,060	823,804
CVS Bay Area, Inc.	55,000	70,277
DyDo Drinco, Inc.	54,800	1,673,288
Echo Trading Co., Ltd.	11,000	124,683
Ensuiko Sugar Refining Co., Ltd.	103,000	179,470
Fancl Corp.	170,300	3,039,176
#*First Baking Co., Ltd.	183,000	217,220
Fuji Oil Co., Ltd.	155,000	2,339,901
Fujicco Co., Ltd.	117,600	1,292,223
#*Fujiya Co., Ltd.	549,000	1,034,092
Hagoromo Foods Corp.	40,000	458,754
Harashin Narus Holdings Co., Ltd.	61,500	677,938
#*Hayashikane Sangyo Co., Ltd.	336,000	459,050
Heiwado Co., Ltd.	174,800	2,288,622
#Hohsui Corp.	120,000	161,662
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	474,868
Hokuto Corp.	105,700	2,362,600
Inageya Co., Ltd.	175,000	1,820,393
ITO EN, LTD.	2,400	40,366
Itochu-Shokuhin Co., Ltd.	28,600	973,775
Itoham Foods, Inc.	693,800	2,742,506
Izumiya Co., Ltd.	292,000	1,505,873
J-Oil Mills, Inc.	513,000	1,751,895
#Kameda Seika Co., Ltd.	70,000	1,303,176
Kasumi Co., Ltd.	211,000	1,048,200
Kato Sangyo Co., Ltd.	115,600	1,995,111
Key Coffee, Inc.	76,600	1,350,352
Kirindo Co., Ltd.	32,800	173,498
Kose Corp.	6,100	133,451
#Kyodo Shiryo Co., Ltd.	353,000	484,013
Kyokuyo Co., Ltd.	370,000	747,242
Life Corp.	183,900	3,224,609
Lion Corp.	3,000	14,959
Mandom Corp.	82,200	2,143,545

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Marudai Food Co., Ltd.	443,000	$1,461,227
Maruetsu, Inc. (The)	417,000	1,924,974
#Maruha Nichiro Holdings, Inc.	1,651,069	2,422,025
*Maruya Co., Ltd.	14,000	15,613
Matsumotokiyoshi Holdings Co., Ltd.	14,600	335,163
*Maxvalu Tohok Co., Ltd.	18,200	123,106
#Maxvalu Tokai Co., Ltd.	59,400	694,826
*Megmilk Snow Brand Co., Ltd.	180,000	3,549,408
#Meito Sangyo Co., Ltd.	62,300	874,310
Mercian Corp.	413,000	970,299
Mikuni Coca-Cola Bottling Co., Ltd.	183,600	1,547,845
Milbon Co., Ltd.	42,840	1,043,646
Ministop Co., Ltd.	80,600	1,126,556
Mitsui Sugar Co., Ltd.	465,850	1,652,403
Miyoshi Oil & Fat Co., Ltd.	261,000	415,253
#Morinaga & Co., Ltd.	909,000	1,934,253
Morinaga Milk Industry Co., Ltd.	852,000	3,975,218
Morishita Jinton Co., Ltd.	47,800	136,841
Morozoff, Ltd.	108,000	369,684
#Nagatanien Co., Ltd.	118,000	1,145,598
#Nakamuraya Co., Ltd.	203,000	1,075,519
#Nichimo Co., Ltd.	112,000	187,252
Nichirei Corp.	17,000	63,144
Nihon Chouzai Co., Ltd.	22,380	507,166
Niitaka Co., Ltd.	7,260	81,073
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,314,448
Nippon Flour Mills Co., Ltd.	604,000	3,069,254
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	324,029
#Nippon Suisan Kaisha, Ltd.	514,500	1,474,528
#Nisshin Oillio Group, Ltd. (The)	548,000	2,887,732
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,996
Nitto Flour Milling Co., Ltd.	64,000	230,150
#Oenon Holdings, Inc.	247,000	522,605
Oie Sangyo Co., Ltd.	20,900	182,030
Okuwa Co., Ltd.	125,000	1,394,172
Olympic Corp.	65,000	463,086
Oriental Yeast Co., Ltd.	101,000	596,560
Pietro Co., Ltd.	10,300	93,190
#Pigeon Corp.	67,800	2,628,743
Poplar Co., Ltd.	25,760	178,902
Prima Meat Packers, Ltd.	705,000	815,667
Riken Vitamin Co., Ltd.	79,300	2,104,680
Rock Field Co., Ltd.	47,800	635,087
Ryoshoku, Ltd.	111,300	2,666,186
S Foods, Inc.	80,500	733,769
#Sakata Seed Corp.	171,000	2,673,715
*San-A Co., Ltd.	600	21,722
Shoei Foods Corp.	44,000	216,910
Showa Sangyo Co., Ltd.	557,000	1,861,814
#Sogo Medical Co., Ltd.	23,000	606,513
Sonton Food Industry Co., Ltd.	43,000	339,107
Starzen Corp.	279,000	727,434
Sugi Holdings Co., Ltd.	3,400	73,845
Takara Holdings, Inc.	28,000	171,337
Three F Co., Ltd.	17,700	118,643
Tobu Store Co., Ltd.	215,000	711,001
Toho Co., Ltd.	158,000	586,919
Tohto Suisan Co., Ltd.	120,000	220,932
Torigoe Co., Ltd.	84,500	752,723
#Toyo Sugar Refining Co., Ltd.	157,000	225,346
Tsukiji Uoichiba Co., Ltd.	57,000	89,635

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Tsuruha Holdings, Inc.	45,200	$1,761,725
Unicafe, Inc.	14,260	157,406
Unicharm Petcare Corp.	73,900	2,611,546
Unimat Offisco Corp.	85,100	867,946
UNY Co., Ltd.	78,800	585,311
Valor Co., Ltd.	173,600	1,489,494
Warabeya Nichiyo Co., Ltd.	51,360	628,183
Yaizu Suisankagaku Industry Co., Ltd.	41,000	510,136
#Yaoko Co., Ltd.	42,200	1,475,485
Yomeishu Seizo Co., Ltd.	100,000	961,903
Yonekyu Corp.	98,000	995,199
Yuasa Funashoku Co., Ltd.	112,000	268,442
#Yukiguni Maitake Co., Ltd.	104,256	515,893
Yutaka Foods Corp.	6,000	94,100

Total Consumer Staples		121,728,157

Energy — (1.2%)
#AOC Holdings, Inc.	139,600	934,194
#BP Castrol K.K.	69,800	267,302
#*Fuji Kosan Co., Ltd.	264,000	212,646
Itochu Enex Co., Ltd.	321,400	1,650,134
Japan Oil Transportation Co., Ltd.	79,000	170,654
Kanto Natural Gas Development Co., Ltd.	169,000	1,023,169
#Kyoei Tanker Co., Ltd.	115,000	265,189
Mitsuuroko Co., Ltd.	178,700	1,270,211
#Modec, Inc.	89,200	1,772,480
#Nippon Gas Co., Ltd.	148,900	2,580,203
Nippon Seiro Co., Ltd.	64,000	106,842
Sala Corp.	129,500	827,245
#San-Ai Oil Co., Ltd.	259,000	1,332,632
Shinko Plantech Co., Ltd.	154,800	1,581,785
Sinanen Co., Ltd.	259,000	1,378,447
Toa Oil Co., Ltd.	360,000	461,704
Toyo Kanetsu K.K.	466,000	773,599

Total Energy		16,608,436

Financials — (9.1%)
Aichi Bank, Ltd. (The)	34,100	2,859,215
Airport Facilities Co., Ltd.	139,670	824,671
Akita Bank, Ltd. (The)	666,400	2,601,266
#Aomori Bank, Ltd. (The)	611,000	1,724,912
#*Arealink Co., Ltd.	3,000	163,205
Awa Bank, Ltd. (The)	113,000	588,732
#Bank of Iwate, Ltd. (The)	57,400	3,400,866
Bank of Nagoya, Ltd. (The)	255,297	1,008,404
Bank of Okinawa, Ltd. (The)	74,500	2,568,916
Bank of Saga, Ltd. (The)	584,000	1,987,588
Bank of the Ryukyus, Ltd.	121,780	1,309,899
#*Cedyna Financial Corp.	502,350	992,128
Century Tokyo Leasing Corp.	308,990	3,451,730
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,486,525
Chukyo Bank, Ltd. (The)	727,000	1,994,034
Daiko Clearing Services Corp.	49,700	263,502
#*Daikyo, Inc.	536,000	1,328,490
#*Daisan Bank, Ltd. (The)	621,000	1,496,248
Daishi Bank, Ltd. (The)	170,000	619,274
Daito Bank, Ltd. (The)	498,000	371,480
Ehime Bank, Ltd. (The)	593,000	1,613,200
Eighteenth Bank, Ltd. (The)	614,000	1,694,315
*Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	602,215
#Fukui Bank, Ltd. (The)	841,000	2,791,181

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
*Fukushima Bank, Ltd.	836,000	$485,909
Fuyo General Lease Co., Ltd.	92,500	2,043,865
Goldcrest Co., Ltd.	55,870	1,695,929
Heiwa Real Estate Co., Ltd.	171,000	560,299
Higashi-Nippon Bank, Ltd.	626,000	1,350,903
Higo Bank, Ltd. (The)	95,000	562,364
Hokkoku Bank, Ltd. (The)	634,000	2,487,919
Hokuetsu Bank, Ltd. (The)	875,000	1,469,677
Hyakugo Bank, Ltd. (The)	235,000	1,123,833
Hyakujishi Bank, Ltd. (The)	195,000	803,610
IBJ Leasing Co., Ltd.	96,200	1,646,509
Ichiyoshi Securities Co., Ltd.	160,600	1,196,683
*Iida Home Max	2,600	46,701
Juroku Bank, Ltd.	293,000	1,048,252
#*Kabu.Com Securities Co., Ltd.	1,023	1,094,448
*Kachikaihatsu Co., Ltd.	186,000	50,976
Kagawa Bank, Ltd. (The)	269,350	971,585
*Kanto Tsukuba Bank, Ltd. (The)	188,800	629,763
Keiyo Bank, Ltd. (The)	14,000	67,286
#*Kenedix, Inc.	722	274,385
Kirayaka Bank, Ltd.	98,000	83,199
Kita-Nippon Bank, Ltd. (The)	29,706	895,635
Kiyo Holdings, Inc.	2,135,900	2,559,406
#Kobayashi Yoko Co., Ltd.	268,200	912,155
#Kosei Securities Co., Ltd.	295,000	321,340
Leopalace21 Corp.	98,700	534,073
Marusan Securities Co., Ltd.	256,000	1,520,881
Michinoku Bank, Ltd. (The)	524,000	1,186,007
*Minato Bank, Ltd. (The)	1,190,000	1,496,942
*Mito Securities Co., Ltd.	271,000	603,011
Miyazaki Bank, Ltd. (The)	494,000	2,256,087
#*Mizuho Investors Securities Co., Ltd.	1,017,000	1,037,688
#Monex Group, Inc.	2,606	1,030,830
Musashino Bank, Ltd.	62,900	1,797,880
Nagano Bank, Ltd. (The)	314,000	658,044
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,193,425	493,074
#Nisshin Fudosan Co., Ltd.	103,700	556,007
Ogaki Kyoritsu Bank, Ltd. (The)	306,000	1,048,348
Oita Bank, Ltd. (The)	491,900	1,997,881
Okasan Securities Group, Inc.	594,000	2,807,164
Ricoh Leasing Co., Ltd.	89,000	1,820,043
#RISA Partners, Inc.	479	377,184
San-in Godo Bank, Ltd. (The)	79,000	686,924
#Sankei Building Co., Ltd.	182,100	1,405,883
Sapporo Hokuyo Holdings, Inc.	426,200	1,438,676
#*Senshu Ikeda Holdings, Inc.	1,258,000	4,304,438
Shikoku Bank, Ltd.	742,000	2,503,893
#Shimizu Bank, Ltd.	32,100	1,383,797
Sumitomo Real Estate Sales Co., Ltd.	33,200	1,164,240
*Sun Frontier Fudousan Co., Ltd.	208	51,706
Takagi Securities Co., Ltd.	208,000	375,340
#TOC Co., Ltd.	422,050	1,979,424
Tochigi Bank, Ltd.	386,000	1,769,077
Toho Bank, Ltd.	759,200	2,528,493
Toho Real Estate Co., Ltd.	158,200	975,469
Tohoku Bank, Ltd.	390,000	595,324
Tokai Tokyo Financial Holdings, Inc.	898,000	2,910,323
#Tokushima Bank, Ltd.	267,200	979,953
Tokyo Rakutenchi Co., Ltd.	222,000	907,768
Tokyo Tatemono Co., Ltd.	359,000	1,711,799

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
#Tokyo Theatres Co., Inc.	299,000	$497,976
Tokyo Tomin Bank, Ltd.	110,100	1,605,126
#Tokyu Livable, Inc.	102,300	925,517
Tomato Bank, Ltd.	397,000	831,977
#Tottori Bank, Ltd.	328,000	932,930
#*Towa Bank, Ltd.	876,000	574,008
*Toyo Securities Co., Ltd.	307,000	604,606
Yachiyo Bank, Ltd.	1,400	41,376
Yamagata Bank, Ltd.	584,500	2,803,136
Yamanashi Chuo Bank, Ltd.	244,000	1,116,474
Yuraku Real Estate Co., Ltd.	281,000	1,016,233

Total Financials		121,967,657

Health Care — (3.5%)
Aloka Co., Ltd.	89,000	711,092
As One Corp.	69,568	1,283,821
ASKA Pharmaceutical Co., Ltd.	101,000	884,210
Create Medic Co., Ltd.	28,000	279,562
Eiken Chemical Co., Ltd.	78,900	922,550
Falco Biosystems, Ltd.	34,300	384,124
#Fuso Pharmaceutical Industries, Ltd.	322,000	1,000,475
Hitachi Medical Corp.	84,000	809,893
Hogy Medical Co., Ltd.	50,300	2,703,731
#Iwaki & Co., Ltd.	55,000	163,590
*J Bridge Corp.	1,375,900	286,298
Japan Medical Dynamic Marketing, Inc.	44,900	128,396
#Jeol, Ltd.	268,000	1,076,692
JMS Co., Ltd.	126,000	551,475
Kaken Pharmaceutical Co., Ltd.	348,000	3,148,930
Kawamoto Corp.	4,000	24,549
Kawanishi Holdings, Ltd.	7,400	56,296
Kawasumi Laboratories, Inc.	45,000	314,545
Kissei Pharmaceutical Co., Ltd.	3,000	66,757
Kyorin Co., Ltd.	177,000	2,830,803
Mochida Pharmaceutical Co., Ltd.	31,000	319,972
Nichii Gakkan Co.	242,400	2,404,219
Nihon Kohden Corp.	151,200	2,530,818
Nikkiso Co., Ltd.	237,000	1,790,350
#Nippon Chemiphar Co., Ltd.	131,000	418,670
Nippon Shinyaku Co., Ltd.	237,000	3,278,069
Nipro Corp.	180,100	3,888,012
Nissui Pharmaceutical Co., Ltd.	66,100	519,276
Paramount Bed Co., Ltd.	92,900	2,069,447
Rion Co., Ltd.	5,000	26,641
Rohto Pharmaceutical Co., Ltd.	17,000	217,387
Sawai Pharmaceutical Co., Ltd.	4,500	255,905
Seikagaku Corp.	190,200	2,401,854
Ship Health Care Holdings, Inc.	940	573,755
#*So-Net M3, Inc.	32	109,771
#SSP Co., Ltd.	298,000	1,622,101
Toho Holdings Co., Ltd.	3,100	45,599
Torii Pharmaceutical Co., Ltd.	72,800	1,406,427
#Towa Pharmaceutical Co., Ltd.	54,500	2,650,243
*Vital Ksk Holdings, Inc.	142,400	850,636
#Wakamoto Pharmaceutical Co., Ltd.	100,000	359,618
#Zeria Pharmaceutical Co., Ltd.	141,000	1,554,396

Total Health Care		46,920,955

Industrials — (23.9%)
*A&A Material Corp.	235,000	178,859
#Advan Co., Ltd.	99,400	626,732

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
*Advanex, Inc.	119,000	$93,722
Aeon Delight Co., Ltd.	96,400	1,478,002
Aica Kogyo Co., Ltd.	236,500	2,262,546
Aichi Corp.	174,200	750,635
Aida Engineering, Ltd.	265,700	793,867
Airtech Japan, Ltd.	26,700	180,452
Alps Logistics Co., Ltd.	52,500	502,359
Altech Co., Ltd.	23,000	47,138
Altech Corp.	37,150	235,365
Amano Corp.	269,000	2,315,421
Ando Corp.	257,000	339,347
Anest Iwata Corp.	149,000	478,028
*AOMI Construction Co., Ltd.	211,000	2,344
Asahi Diamond Industrial Co., Ltd.	245,000	1,726,691
Asahi Holdings, Inc.	120,450	2,040,394
Asahi Kogyosha Co., Ltd.	99,000	415,004
*Asanuma Corp.	1,337,000	1,013,734
Asia Air Survey Co., Ltd.	32,000	86,450
Asunaro Aoki Construction Co., Ltd.	166,500	1,041,414
Ataka Construction & Engineering Co., Ltd.	60,000	143,096
Bando Chemical Industries, Ltd.	340,000	958,991
Bidec Servo Corp.	78,000	374,195
Biken Techno Corp.	14,100	67,007
Bunka Shutter Co., Ltd.	239,000	824,728
Central Glass Co., Ltd.	601,000	2,420,747
Central Security Patrols Co., Ltd.	44,700	434,722
Chudenko Corp.	153,600	2,272,715
Chugai Ro Co., Ltd.	327,000	917,915
#CKD Corp.	229,700	1,708,412
Commuture Corp.	148,202	896,305
Cosel Co., Ltd.	130,700	1,468,294
CTI Engineering Co., Ltd.	44,000	241,703
Dai-Dan Co., Ltd.	156,000	800,168
Daido Kogyo Co., Ltd.	145,000	243,028
Daifuku Co., Ltd.	192,500	1,192,031
Daihen Corp.	459,000	1,599,348
#*Daiho Corp.	1,019,000	749,193
#*Daiichi Chuo Kisen Kaisha	259,000	618,661
#Daiichi Jitsugyo Co., Ltd.	194,000	558,161
Daimei Telecom Engineering Corp.	140,000	1,178,937
#Daiseki Co., Ltd.	147,263	2,893,882
*Daisue Construction Co., Ltd.	271,500	109,804
Daiwa Industries, Ltd.	169,000	881,615
Daiwa Odakyu Construction Co., Ltd.	63,500	169,906
#Danto Holdings Corp.	484,000	576,170
Denyo Co., Ltd.	90,600	665,999
*Dijet Industrial Co., Ltd.	81,000	125,155
DMW Corp.	4,800	78,804
*Dream Incubator, Inc.	168	114,836
*Duskin Co., Ltd.	84,800	1,528,523
*Ebara Corp.	825,000	3,624,591
#*Enshu, Ltd.	215,000	180,515
Freesia Macross Corp.	1,355,000	265,774
*Fuji Electric Holdings Co., Ltd.	1,214,000	2,255,906
*Fujisash Co., Ltd.	49,300	22,787
Fujitec Co., Ltd.	304,000	1,591,069
*Fukuda Corp.	683,000	1,283,321
Fukusima Industries Corp.	29,700	270,137
#Fukuyama Transporting Co., Ltd.	425,400	2,211,852
Funai Consulting, Co., Ltd.	99,300	587,706
Furukawa Co., Ltd.	1,390,000	1,840,275

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Furusato Industries, Ltd.	50,600	$305,160
Futaba Corp.	159,500	2,469,449
Gecoss Corp.	113,600	500,960
*Hamai Co., Ltd.	97,000	85,184
Hanwa Co., Ltd.	726,000	2,535,267
Hazama Corp.	285,800	304,508
Hibiya Engineering, Ltd.	130,000	1,114,080
Hitachi Cable, Ltd.	390,000	1,038,685
Hitachi Metals Techno, Ltd.	57,500	233,893
#Hitachi Tool Engineering, Ltd.	94,000	835,783
Hitachi Transport System, Ltd.	27,400	359,400
#*Hitachi Zosen Corp.	1,506,500	1,962,177
Hokuetsu Industries Co., Ltd.	96,000	153,557
Hokuriku Electrical Construction Co., Ltd.	56,000	175,939
Hosokawa Micron Corp.	144,000	570,584
*Howa Machinery, Ltd.	379,000	216,036
Ichiken Co., Ltd.	105,000	144,170
Ichinen Holdings Co., Ltd.	71,100	276,426
#Idec Corp.	131,900	1,003,112
IHI Transport Machinery Co., Ltd.	73,000	315,813
Iino Kaiun Kaisha, Ltd.	337,400	1,499,268
Inaba Denki Sangyo Co., Ltd.	86,000	2,039,682
Inaba Seisakusho Co., Ltd.	60,800	618,497
Inabata & Co., Ltd.	219,900	833,242
Inui Steamship Co., Ltd.	80,800	628,683
#*Iseki & Co., Ltd.	759,000	2,841,757
#Ishii Iron Works Co., Ltd.	110,000	200,509
#*Ishikawa Seisakusho, Ltd.	154,000	90,833
*Ishikawajima Construction Materials Co., Ltd.	215,000	170,333
Itoki Corp.	174,200	420,625
#Iwatani International Corp.	847,000	2,535,233
#Jalux, Inc.	43,300	615,788
#Jamco Corp.	82,000	447,412
Japan Airport Terminal Co., Ltd.	57,800	807,435
#*Japan Bridge Corp.	44,350	83,829
Japan Foundation Engineering Co., Ltd.	95,600	215,839
Japan Kenzai Co., Ltd.	93,440	402,748
Japan Pulp & Paper Co., Ltd.	498,000	1,898,695
Japan Steel Tower Co., Ltd.	44,000	154,780
Japan Transcity Corp.	231,000	680,236
JFE Shoji Holdings, Inc.	243,000	879,212
K.R.S. Corp.	38,200	438,412
*Kamagai Gumi Co., Ltd.	583,800	413,132
Kamei Corp.	118,000	613,655
Kanaden Corp.	118,000	628,149
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,102,849
Kanamoto Co., Ltd.	114,000	486,692
*Kanematsu Corp.	1,442,625	1,186,067
#*Kanematsu-NNK Corp.	125,000	162,909
#Katakura Industries Co., Ltd.	115,900	1,248,648
#Kato Works Co., Ltd.	197,000	382,678
#*Kawada Technologies, Inc.	106,000	1,810,018
Kawagishi Bridge Works Co., Ltd.	38,000	103,937
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	273,109
*Keihin Co., Ltd. (The)	199,000	266,828
Kimura Chemical Plants Co., Ltd.	59,400	583,127
Kinki Sharyo Co., Ltd.	203,000	1,702,327
Kintetsu World Express, Inc.	101,800	2,366,170
#Kitagawa Iron Works Co., Ltd.	335,000	371,562
#Kitano Construction Corp.	252,000	615,013
Kitazawa Sangyo Co., Ltd.	57,000	137,492

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Kitz Corp.	409,000	$2,115,368
Kodensha Co., Ltd. (The)	25,000	56,909
#Koike Sanso Kogyo Co., Ltd.	152,000	430,635
Koito Industries, Ltd.	102,000	308,791
Kokuyo Co., Ltd.	107,825	941,222
Komai Tekko, Inc.	109,000	230,296
Komatsu Wall Industry Co., Ltd.	32,900	399,603
Komori Corp.	109,000	1,289,288
Kondotec, Inc.	40,500	269,060
*Kosaido Co., Ltd.	386,900	861,232
Kuroda Electric Co., Ltd.	109,900	1,588,760
Kyodo Printing Co., Ltd.	303,000	870,187
Kyoei Sangyo Co., Ltd.	97,000	205,382
Kyokuto Boeki Kaisha, Ltd.	82,000	113,260
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	579,191
Kyosan Electric Manufacturing Co., Ltd.	213,000	984,775
Kyowa Exeo Corp.	306,000	2,802,620
Kyudenko Corp.	237,000	1,422,227
*LCA Holdings Corp.	14,600	1,112
#*Lonseal Corp.	127,000	139,470
Maeda Corp.	624,000	1,716,026
Maeda Road Construction Co., Ltd.	291,000	2,371,962
*Maezawa Industries, Inc.	59,300	102,801
Maezawa Kaisei Industries Co., Ltd.	53,300	579,562
Maezawa Kyuso Industries Co., Ltd.	50,400	735,441
*Makino Milling Machine Co., Ltd.	322,000	1,258,495
Marubeni Construction Material Lease Co., Ltd.	78,000	106,996
Maruka Machinery Co., Ltd.	28,100	234,600
Maruwn Corp.	66,000	171,072
#Maruyama Manufacturing Co., Inc.	150,000	301,480
Maruzen Showa Unyu Co., Ltd.	327,000	1,109,408
#Matsuda Sangyo Co., Ltd.	80,282	1,362,442
Matsui Construction Co., Ltd.	98,600	364,328
Max Co., Ltd.	184,000	1,890,820
#Meidensha Corp.	764,050	3,828,337
*Meiji Machine Co., Ltd.	213,000	93,475
#Meiji Shipping Co., Ltd.	106,100	518,120
Meisei Industrial Co., Ltd.	29,000	64,917
#Meitec Corp.	132,000	2,225,357
Meito Transportation Co., Ltd.	22,000	191,021
#*Meiwa Trading Co., Ltd.	140,000	249,771
Mesco, Inc.	30,000	176,637
Misumi Group, Inc.	29,700	506,867
Mitani Corp.	52,600	334,496
*Mitsubishi Cable Industries, Ltd.	717,000	647,583
Mitsubishi Kakoki Kaisha, Ltd.	248,000	654,902
Mitsubishi Pencil Co., Ltd.	118,300	1,420,406
#Mitsuboshi Belting, Ltd.	274,000	1,035,662
Mitsui Matsushima Co., Ltd.	338,000	579,749
#Mitsui-Soko Co., Ltd.	475,000	1,647,633
Mitsumura Printing Co., Ltd.	93,000	327,354
Miura Co., Ltd.	132,100	3,689,039
Miura Printing Corp.	19,000	44,922
#*Miyaji Engineering Group, Inc.	1,872,175	1,615,607
#*Miyakoshi Corp.	48,400	292,844
*Mori Denki Mfg. Co., Ltd.	625,000	81,832
Mori Seiki Co., Ltd.	110,400	1,193,749
Morita Holdings Corp.	159,000	819,508
#Moshi Moshi Hotline, Inc.	117,900	2,142,207
Mystar Engineering Corp.	15,600	49,885
Nabtesco Corp.	174,000	2,003,262

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Nac Co., Ltd.	28,900	$273,390
Nachi-Fujikoshi Corp.	588,000	1,302,687
Naikai Zosen Corp.	75,000	244,943
Nakano Corp.	103,000	189,737
Narasaki Sangyo Co., Ltd.	68,000	68,699
NEC Capital Solutions, Ltd.	70,700	960,657
NEC Networks & System Integration Corp.	127,000	1,543,109
New Tachikawa Aircraft Co., Ltd.	9,900	547,566
*Nichias Corp.	424,000	1,531,860
Nichiban Co., Ltd.	122,000	421,024
*Nichiha Corp.	112,480	676,560
Nichireki Co., Ltd.	96,000	405,645
*Nihon Spindle Manufacturing Co., Ltd.	115,000	171,018
Nikko Co., Ltd.	127,000	350,993
Nippo Corp.	276,000	2,129,147
Nippon Carbon Co., Ltd.	396,000	1,350,777
#Nippon Conveyor Co., Ltd.	168,000	145,005
Nippon Densetsu Kogyo Co., Ltd.	204,000	1,714,178
Nippon Denwa Shisetu Co., Ltd.	203,000	616,336
Nippon Filcon Co., Ltd.	73,100	397,503
Nippon Hume Corp.	91,000	259,703
Nippon Jogesuido Sekkei Co., Ltd.	289	332,036
#Nippon Kanzai Co., Ltd.	51,300	984,299
Nippon Koei Co., Ltd.	272,000	869,767
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,682,995
#Nippon Seisen Co., Ltd.	107,000	304,935
#Nippon Sharyo, Ltd.	78,000	494,232
*Nippon Shindo Co., Ltd.	50,000	52,301
Nippon Signal Co., Ltd.	210,200	1,900,987
Nippon Steel Trading Co., Ltd.	369,000	627,150
#Nippon Thompson Co., Ltd.	255,000	1,337,420
*Nippon Tungsten Co., Ltd.	81,000	116,157
Nippon Yusoki Co., Ltd.	138,000	314,124
Nishimatsu Construction Co., Ltd.	954,000	1,450,671
Nishishiba Electric Co., Ltd.	101,000	185,833
Nissei Corp.	104,600	720,153
*Nissei Plastic Industrial Co., Ltd.	392,200	1,230,562
Nissin Corp.	342,000	781,207
Nissin Electric Co., Ltd.	19,000	105,733
Nitchitsu Co., Ltd.	60,000	145,741
Nitta Corp.	101,400	1,479,502
Nitto Boseki Co., Ltd.	847,000	1,530,011
Nitto Electric Works, Ltd.	150,700	1,502,254
Nitto Kohki Co., Ltd.	73,500	1,524,184
Nitto Seiko Co., Ltd.	140,000	345,576
*Nittoc Construction Co., Ltd.	316,000	155,264
*Noda Corp.	169,300	283,046
Nomura Co., Ltd.	205,000	590,482
Noritake Co., Ltd.	543,000	1,586,086
#Noritz Corp.	100,900	1,280,653
*Oak Capital Corp.	662,354	131,552
Obayashi Road Corp.	106,000	185,390
Oiles Corp.	119,142	1,954,734
Okamoto Machine Tool Works, Ltd.	164,000	162,868
#Okamura Corp.	342,900	1,685,440
#Okano Valve Manufacturing Co.	58,000	568,461
*Oki Electric Cable Co., Ltd.	117,000	172,906
#*OKK Corp.	255,000	208,215
OKUMA Corp.	152,000	737,015
#Okumura Corp.	750,400	2,614,142
O-M, Ltd.	105,000	338,869

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Onoken Co., Ltd.	70,000	$584,518
Organo Corp.	195,000	1,387,244
*Oriental Shiraishi Corp.	442,800	4,919
*Original Engineering Consultants Co., Ltd.	66,500	86,699
OSG Corp.	116,800	1,148,746
Oyo Corp.	107,500	953,761
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	284,086
#Park24 Co., Ltd.	131,900	1,471,242
*Penta-Ocean Construction Co., Ltd.	841,000	951,673
Pilot Corp.	759	886,327
Pronexus, Inc.	133,400	887,801
Raito Kogyo Co., Ltd.	193,700	385,717
Rheon Automatic Machinery Co., Ltd.	64,000	195,059
*Ryobi, Ltd.	558,200	1,444,762
*Sailor Pen Co., Ltd.	127,000	80,852
Sakai Heavy Industries, Ltd.	126,000	185,785
*Sakurada Co., Ltd.	225,000	61,844
#*Sanix, Inc.	157,400	279,720
Sanki Engineering Co., Ltd.	261,000	1,916,981
#Sanko Metal Industrial Co., Ltd.	118,000	313,558
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,085,064
Sankyu, Inc.	445,000	1,951,308
Sanritsu Corp.	17,800	113,009
Sanwa Holdings Corp.	326,000	893,853
Sanyo Denki Co., Ltd.	214,000	993,020
Sanyo Engineering & Construction, Inc.	48,000	169,558
Sanyo Industries, Ltd.	102,000	164,076
#Sasebo Heavy Industries Co., Ltd.	546,000	1,208,581
Sato Corp.	108,600	1,322,037
Sato Shoji Corp.	65,300	350,025
*Sawafuji Electric Co., Ltd.	48,000	81,115
Secom Joshinetsu Co., Ltd.	33,900	692,107
Secom Techno Service Co., Ltd.	40,500	1,119,569
Seibu Electric Industry Co., Ltd.	67,000	292,309
Seika Corp.	267,000	616,582
#*Seikitokyu Kogyo Co., Ltd.	335,000	173,590
Seino Holdings Co., Ltd.	157,000	1,161,775
Sekisui Jushi Co., Ltd.	162,000	1,305,216
Senko Co., Ltd.	371,000	1,390,823
Senshu Electric Co., Ltd.	37,300	418,312
#Shibusawa Warehouse Co., Ltd.	259,000	803,145
Shibuya Kogyo Co., Ltd.	82,300	746,097
#Shima Seiki Manufacturing Co., Ltd.	59,600	1,215,954
Shin Nippon Air Technologies Co., Ltd.	84,980	598,458
#Shin-Keisei Electric Railway Co., Ltd.	174,000	688,742
#Shin-Kobe Electric Machinery Co., Ltd.	109,000	1,336,687
Shinmaywa Industries, Ltd.	403,000	1,452,387
Shinnihon Corp.	215,900	388,568
Shinsho Corp.	284,000	470,414
*Shinwa Kaiun Kaisha, Ltd.	409,000	1,115,577
Sho-Bond Corp.	98,100	1,715,842
#Shoko Co., Ltd.	316,000	393,523
#Showa Aircraft Industry Co., Ltd.	112,000	742,344
Showa KDE Co., Ltd.	124,000	136,829
#Sinfonia Technology Co., Ltd.	496,000	1,185,052
Sintokogio, Ltd.	191,800	1,359,375
Soda Nikka Co., Ltd.	67,000	239,049
Sohgo Security Services Co., Ltd.	142,100	1,644,568
#Space Co., Ltd.	73,420	533,484
Subaru Enterprise Co., Ltd.	59,000	179,655
Sugimoto & Co., Ltd.	34,100	332,989

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Sumitomo Densetsu Co., Ltd.	104,600	$546,299
*Sumitomo Mitsui Construction Co., Ltd.	122,000	106,045
#Sumitomo Precision Products Co., Ltd.	176,000	529,841
Sumitomo Warehouse Co., Ltd.	292,000	1,286,527
#Sun Wave Corp.	785,000	2,215,942
*Suzuki Metal Industry Co., Ltd.	71,000	141,107
*SWCC Showa Holdings Co., Ltd.	831,000	785,304
Tadano, Ltd.	157,579	746,197
Taihei Dengyo Kaisha, Ltd.	152,000	1,840,158
*Taihei Kogyo Co., Ltd.	257,000	829,147
#*Taiheiyo Kaiun Co., Ltd.	167,000	149,178
Taiheiyo Kouhatsu, Inc.	95,000	74,581
Taikisha, Ltd.	125,600	1,585,035
Takada Kiko Co., Ltd.	350,000	665,195
Takano Co., Ltd.	52,000	319,989
#Takara Printing Co., Ltd.	38,055	324,386
Takara Standard Co., Ltd.	515,000	2,970,448
#Takasago Thermal Engineering Co., Ltd.	292,000	2,318,285
#*Takashima & Co., Ltd.	137,000	197,746
Takigami Steel Construction Co., Ltd.	50,000	122,004
Takisawa Machine Tool Co., Ltd.	191,000	139,867
*Takuma Co., Ltd.	297,000	773,936
*Tanseisha Co., Ltd.	74,000	189,888
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	498,671
*TCM Corp.	238,000	557,145
TECHNO ASSOCIE Co., Ltd.	58,400	418,487
Techno Ryowa, Ltd.	71,390	377,221
#Teikoku Electric Manufacturing Co., Ltd.	32,100	670,702
*Tekken Corp.	521,000	454,808
Teraoka Seisakusho Co., Ltd.	53,600	248,903
Toa Corp.	744,000	782,319
Toa Doro Kogyo Co., Ltd.	155,000	222,829
#*Tobishima Corp.	1,548,500	406,182
#Tocalo Co., Ltd.	51,600	837,925
Toda Corp.	623,000	2,076,783
Todentu Corp.	121,000	216,168
Toenec Corp.	246,000	1,488,122
Tokai Lease Co., Ltd.	86,000	136,177
#Toko Electric Corp.	88,000	492,568
Tokyo Biso Kogyo Corp.	19,000	139,310
Tokyo Energy & Systems, Inc.	126,000	1,006,859
Tokyo Keiki, Inc.	265,000	320,450
#Tokyo Kikai Seisakusho, Ltd.	304,000	483,112
Tokyo Sangyo Co., Ltd.	78,000	225,808
Tokyu Community Corp.	48,200	1,036,181
Toli Corp.	207,000	376,314
Tomoe Corp.	115,500	282,721
Tonami Holdings Co., Ltd.	331,000	900,731
#*Tori Holdings Co., Ltd.	230,100	115,131
#Torishima Pump Manufacturing Co., Ltd.	100,000	1,735,168
#Toshiba Machine Co., Ltd.	249,000	796,701
#Toshiba Plant Kensetsu Co., Ltd.	219,450	2,872,309
Tosho Printing Co., Ltd.	243,000	512,538
Totetsu Kogyo Co., Ltd.	122,000	716,297
*Totoku Electric Co., Ltd.	101,000	105,686
#Toyo Electric Co., Ltd.	156,000	1,363,770
Toyo Engineering Corp.	628,400	2,092,719
*Toyo Machinery & Metal Co., Ltd.	61,000	92,603
Toyo Shutter Co., Ltd.	11,800	78,350
#Toyo Tanso Co, Ltd.	19,400	958,925
#Toyo Wharf & Warehouse Co., Ltd.	274,000	506,202

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Trinity Industrial Corp.	56,000	$272,954
Trusco Nakayama Corp.	101,500	1,581,456
Tsubakimoto Chain Co.	579,700	2,505,300
Tsubakimoto Kogyo Co., Ltd.	97,000	208,369
#Tsugami Corp.	265,000	498,120
Tsukishima Kikai Co., Ltd.	140,000	878,749
Tsurumi Manufacturing Co., Ltd.	94,000	664,490
Tsuzuki Denki Co., Ltd.	75,000	301,157
TTK Co., Ltd.	62,000	228,368
Uchida Yoko Co., Ltd.	171,000	513,745
Ueki Corp.	455,000	638,205
#Union Tool Co.	67,100	1,956,843
Utoc Corp.	96,400	267,379
*Venture Link Co., Ltd.	405,500	66,338
#*Wakachiku Construction Co., Ltd.	2,549,000	1,305,914
Weathernews, Inc.	26,700	349,977
Yahagi Construction Co., Ltd.	151,000	994,698
Yamabiko Corp.	28,782	350,204
Yamato Corp.	82,000	278,297
Yamaura Corp.	40,500	88,792
Yamazen Co., Ltd.	306,600	994,476
Yasuda Warehouse Co., Ltd. (The)	98,200	668,435
Yokogawa Bridge Holdings Corp.	139,400	1,178,417
Yondenko Corp.	133,800	752,591
Yuasa Trading Co., Ltd.	779,000	730,313
Yuken Kogyo Co., Ltd.	156,000	223,594
Yurtec Corp.	231,000	1,457,637
Yusen Air & Sea Service Co., Ltd.	9,700	129,922
Yushin Precision Equipment Co., Ltd.	53,534	860,138

Total Industrials		321,133,374

Information Technology — (10.0%)
#Ai Holdings Corp.	182,600	642,298
Aichi Tokei Denki Co., Ltd.	113,000	337,288
Aiphone Co., Ltd.	70,900	1,259,539
#*Allied Telesis Holdings K.K.	470,700	246,569
Alpha Systems, Inc.	36,500	697,263
*Alps Electric Co., Ltd.	351,500	2,193,937
*Anritsu Corp.	435,000	1,528,960
AOI Electronics Co., Ltd.	37,400	629,235
*Apic Yamada Corp.	36,000	73,163
#CAC Corp.	69,100	478,985
Canon Electronics, Inc.	68,200	1,355,796
Canon Finetech, Inc.	107,970	1,403,326
Capcom Co., Ltd.	137,800	2,316,110
Chino Corp.	158,000	412,851
#*CMK Corp.	70,100	497,050
Computer Engineering & Consulting, Ltd.	61,500	398,921
Core Corp.	45,700	320,142
Cresco, Ltd.	23,200	107,645
#*CSK Holdings Corp.	144,200	542,798
#Cybozu, Inc.	615	272,890
*Daiko Denshi Tsushin, Ltd.	23,000	42,575
#*Dainippon Screen Manufacturing Co., Ltd.	652,000	2,771,193
Denki Kogyo Co., Ltd.	237,000	1,135,043
DKK TOA Corp.	31,000	64,525
DTS Corp.	84,900	729,692
#Dwango Co., Ltd.	230	479,074
eAccess, Ltd.	4,312	3,024,281
Eizo Nanao Corp.	75,600	1,795,087
*Elna Co., Ltd.	97,000	93,750

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
ESPEC Corp.	79,800	$500,170
#*FDK Corp.	469,000	738,047
#Fuji Soft, Inc.	122,700	2,122,495
*Fujitsu Component, Ltd.	176	45,246
Fujitsu Frontech, Ltd.	78,600	657,428
Fuso Dentsu Co., Ltd.	16,000	53,691
Future Architect, Inc.	1,445	582,772
#GMO Internet, Inc.	10,100	46,152
Hakuto Co., Ltd.	80,300	720,196
Hitachi Business Solution Co., Ltd.	43,200	322,295
#Hitachi Kokusai Electric, Inc.	292,500	2,260,145
#Hochiki Corp.	97,000	538,851
#Hokuriku Electric Industry Co., Ltd.	308,000	547,749
#Horiba, Ltd.	83,500	2,019,160
Hosiden Corp.	243,000	2,942,705
Icom, Inc.	49,700	1,200,180
#*Ikegami Tsushinki Co., Ltd.	174,000	150,032
Ines Corp.	172,500	1,299,767
I-Net Corp.	47,800	262,849
Information Services International-Dentsu, Ltd.	84,500	535,057
Internet Initiative Japan, Inc.	24	54,136
#Ishii Hyoki Co., Ltd.	23,700	298,685
IT Holdings Corp.	262,001	3,228,913
ITC Networks Corp.	21	48,896
*Iwatsu Electric Co., Ltd.	303,000	273,480
Japan Aviation Electronics Industry, Ltd.	300,600	1,835,527
Japan Business Computer Co., Ltd.	74,900	514,519
#Japan Cash Machine Co., Ltd.	98,115	785,336
Japan Digital Laboratory Co., Ltd.	110,800	1,372,198
Japan Radio Co., Ltd.	435,000	855,210
Jastec Co., Ltd.	61,400	394,096
JBIS Holdings, Inc.	79,600	279,482
JIEC Co., Ltd.	199	160,228
Kaga Electronics Co., Ltd.	97,300	976,655
#Kakaku.com, Inc.	507	1,853,942
Kanematsu Electronics, Ltd.	83,100	748,478
Kawatetsu Systems, Inc.	174	153,937
Koa Corp.	148,700	1,201,234
#*Kubotek Corp.	401	128,005
Kyoden Co., Ltd.	160,000	220,347
Kyowa Electronic Instruments Co., Ltd.	52,000	154,997
Macnica, Inc.	56,400	895,298
#Marubun Corp.	96,100	507,098
Maruwa Co., Ltd.	36,500	843,954
#Maspro Denkoh Corp.	61,000	580,022
#Megachips Corp.	87,300	1,445,650
*Meisei Electric Co., Ltd.	359,000	346,134
Melco Holdings, Inc.	9,000	180,363
Mimasu Semiconductor Industry Co., Ltd.	95,081	1,234,455
Miroku Jyoho Service Co., Ltd.	107,000	238,976
*Mitsui High-Tec, Inc.	138,700	1,400,746
Mitsui Knowledge Industry Co., Ltd.	3,688	619,675
*Mutoh Holdings Co., Ltd.	160,000	250,158
*Nagano Japan Radio Co., Ltd.	85,000	128,744
*Nagano Keiki Co., Ltd.	600	3,870
Nakayo Telecommunications, Inc.	543,000	1,062,953
*NEC Electronics Corp.	63,300	469,443
NEC Fielding, Ltd.	109,600	1,613,700
NEC Mobiling, Ltd.	49,600	1,351,481
#Net One Systems Co., Ltd.	1,889	2,476,401
*Netmarks, Inc.	523	120,646

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
Nichicon Corp.	265,000	$2,649,101
#Nidec Sankyo Corp.	200,000	1,519,702
Nihon Dempa Kogyo Co., Ltd.	69,000	1,285,788
#*Nihon Inter Electronics Corp.	104,700	359,673
Nihon Unisys, Ltd.	169,700	1,446,209
*Nippon Avionics Co., Ltd.	83,000	163,243
#Nippon Ceramic Co., Ltd.	86,700	1,172,052
#*Nippon Chemi-Con Corp.	466,000	1,724,293
Nippon Systemware Co., Ltd.	30,000	100,909
Nohmi Bosai, Ltd.	134,000	984,819
#NS Solutions Corp.	55,700	1,019,076
#NSD Co., Ltd.	173,800	1,772,174
#Obic Business Consultants Co., Ltd.	5,800	278,961
Okaya Electric Industries Co., Ltd.	73,000	185,759
*Oki Electric Industry Co., Ltd.	2,062,000	1,860,276
Ono Sokki Co., Ltd.	103,000	463,620
Origin Electric Co., Ltd.	105,000	269,501
Osaki Electric Co., Ltd.	128,000	1,238,360
Panasonic Electric Works Information Systems Co., Ltd.	1,600	44,947
PCA Corp.	17,500	157,250
#*Pixela Corp.	19,200	65,949
*Rikei Corp.	174,500	175,070
Riken Keiki Co., Ltd.	77,800	554,738
#Roland DG Corp.	57,500	754,129
Ryoden Trading Co., Ltd.	152,000	871,288
Ryosan Co., Ltd.	122,000	2,913,094
Ryoyo Electro Corp.	108,000	883,516
Sanken Electric Co., Ltd.	300,000	1,091,890
Sanko Co., Ltd.	22,000	72,437
Sanshin Electronics Co., Ltd.	108,100	851,584
Satori Electric Co., Ltd.	56,380	360,986
*Saxa Holdings, Inc.	194,000	407,702
*Sekonic Corp.	36,000	45,760
#*Shibaura Mechatronics Corp.	171,000	630,662
*Shindengen Electric Manufacturing Co., Ltd.	296,000	700,421
Shinkawa, Ltd.	68,400	1,098,542
Shinko Shoji Co., Ltd.	75,900	589,072
#Shizuki Electric Co., Inc.	103,000	443,139
#Siix Corp.	83,700	918,629
*Simplex Technology, Inc.	115	54,512
#SMK Corp.	265,000	1,679,866
So-Net Entertainment Corp.	26	56,735
Sorun Corp.	92,600	468,161
*SPC Electronics Corp.	48,200	59,911
#SRA Holdings, Inc.	49,700	436,678
Star Micronics Co., Ltd.	133,000	1,093,625
#Sumida Corp.	66,249	438,013
Sumisho Computer Systems Corp.	125,700	1,990,521
#SUNX, Ltd.	117,400	406,174
#SystemPro Co., Ltd.	676	322,325
Tachibana Eletech Co., Ltd.	62,400	448,779
Taiyo Yuden Co., Ltd.	200,000	2,250,265
#*Tamura Corp.	253,000	817,893
*Tecmo Koei Holdings Co., Ltd.	182,030	1,521,189
#Teikoku Tsushin Kogyo Co., Ltd.	172,000	397,491
TKC Corp.	97,900	1,975,342
*Toko, Inc.	331,000	487,528
Tokyo Denpa Co., Ltd.	24,900	168,219
Tokyo Electron Device, Ltd.	352	454,281
#*Tokyo Seimitsu Co., Ltd.	110,000	1,381,464
Tomen Electronics Corp.	50,600	567,606

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Topcon Corp.	154,800	$850,267
Tose Co., Ltd.	23,100	155,865
*Toshiba TEC Corp.	335,000	1,358,266
Toukei Computer Co., Ltd.	27,710	369,551
Toyo Corp.	110,600	997,821
#*Trans Cosmos, Inc.	138,600	1,221,515
Tsuzuki Densan Co., Ltd.	22,500	62,461
#Ulvac, Inc.	86,700	2,038,640
#*Uniden Corp.	121,000	281,555
*Union Holdings Co., Ltd.	891,600	117,004
*Wacom Co., Ltd.	519	1,155,123
XNET Corp.	21	31,212
#*Yamaichi Electronics Co., Ltd.	260,900	529,188
Yaskawa Information Systems Corp.	40,000	135,743
Ye Data, Inc.	43,000	66,512
Yokowo Co., Ltd.	69,500	408,197
#Zuken, Inc.	95,200	769,630

Total Information Technology		134,852,490

Materials — (11.2%)
Achilles Corp.	670,000	961,683
Adeka Corp.	341,200	3,127,162
Agro-Kanesho Co., Ltd.	7,000	58,963
Aichi Steel Corp.	367,000	1,756,650
Arakawa Chemical Industries, Ltd.	67,700	837,040
Araya Industrial Co., Ltd.	204,000	307,109
Aronkasei Co., Ltd.	124,000	537,665
Asahi Organic Chemicals Industry Co., Ltd.	334,000	840,928
Chuetsu Pulp & Paper Co., Ltd.	395,000	780,979
#*Chugai Mining Co., Ltd.	852,400	386,443
Chugoku Marine Paints, Ltd.	233,000	1,634,219
#*Chugokukogyo Co., Ltd.	105,000	111,431
Chuo Denki Kogyo Co., Ltd.	90,000	745,227
#Co-Op Chemical Co., Ltd.	159,000	286,110
*Dai Nippon Toryo, Ltd.	488,000	561,088
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	464,599
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	368,612
#Daiken Corp.	439,000	983,783
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,049,626
Daio Paper Corp.	119,500	1,002,104
Daiso Co., Ltd.	356,000	1,006,286
DC Co., Ltd.	113,900	352,194
DIC Corp.	250,000	409,173
Dowa Holdings Co., Ltd.	283,000	1,652,237
Dynapac Co., Ltd.	25,000	81,143
#FP Corp.	63,900	3,165,602
Fujikura Kasei Co., Ltd.	94,500	488,220
Fumakilla, Ltd.	85,000	416,018
Geostar Corp.	88,000	94,977
Godo Steel, Ltd.	542,000	1,051,669
#Gun-Ei Chemical Industry Co., Ltd.	278,000	668,193
Harima Chemicals, Inc.	78,000	483,855
#Hodogaya Chemical Co., Ltd.	281,000	687,493
Hokkan Holdings, Ltd.	210,000	535,269
Hokko Chemical Industry Co., Ltd.	90,000	303,007
Hokuetsu Kishu Paper Co., Ltd.	601,199	3,109,276
#Hokushin Co., Ltd.	64,000	112,914
Honshu Chemical Industry Co., Ltd.	35,000	152,206
Ihara Chemical Industry Co., Ltd.	155,000	526,722
#ISE Chemicals Corp.	86,000	557,015
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,051,973

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
Japan Carlit Co., Ltd.	59,800	$297,476
JSP Corp.	106,700	1,020,133
#Kanto Denka Kogyo Co., Ltd.	194,000	1,579,983
Katakura Chikkarin Co., Ltd.	43,000	133,327
Kawakin Holdings Co., Ltd.	11,000	35,489
Kawasaki Kasei Chemicals, Ltd.	121,000	152,516
Koatsu Gas Kogyo Co., Ltd.	166,000	956,588
#Kohsoku Corp.	62,800	479,844
Konishi Co., Ltd.	67,500	644,747
#Kumiai Chemical Industry Co., Ltd.	227,000	795,500
Kureha Corp.	627,500	3,384,770
*Kurosaki Harima Corp.	286,000	440,117
Kyoei Steel, Ltd.	8,900	198,860
Lintec Corp.	87,400	1,547,548
MEC Co., Ltd.	61,200	450,472
Mitsubishi Paper Mills, Ltd.	1,094,000	1,408,328
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,024,153
*Mitsui Mining & Smelting Co., Ltd.	389,000	1,002,361
Mory Industries, Inc.	154,000	332,026
Nakabayashi Co., Ltd.	181,000	373,092
Nakayama Steel Works, Ltd.	443,000	674,451
#Neturen Co., Ltd.	153,800	1,088,011
Nichia Steel Works, Ltd.	175,900	541,116
Nifco, Inc.	162,700	3,329,607
Nihon Kagaku Sangyo Co., Ltd.	79,000	544,410
*Nihon Matai Co., Ltd.	111,000	117,135
#Nihon Nohyaku Co., Ltd.	219,000	1,392,424
Nihon Parkerizing Co., Ltd.	230,000	2,726,796
Nihon Seiko Co., Ltd.	18,000	38,713
*Nippon Carbide Industries Co., Inc.	201,000	235,914
Nippon Chemical Industrial Co., Ltd.	281,000	661,408
*Nippon Chutetsukan K.K.	97,000	154,885
Nippon Chuzo K.K.	136,000	166,589
Nippon Coke & Engineering Co., Ltd.	772,500	933,333
#Nippon Concrete Industries Co., Ltd.	157,000	260,143
#Nippon Denko Co., Ltd.	372,000	2,646,303
Nippon Fine Chemical Co., Ltd.	90,600	833,044
#Nippon Kasei Chemical Co., Ltd.	355,000	763,766
Nippon Kayaku Co., Ltd.	248,000	2,218,653
#*Nippon Kinzoku Co., Ltd.	222,000	397,397
#Nippon Koshuha Steel Co., Ltd.	438,000	451,970
*Nippon Light Metal Co., Ltd.	1,115,000	981,569
#Nippon Metal Industry Co., Ltd.	592,000	1,059,251
#Nippon Paint Co., Ltd.	727,200	4,364,964
Nippon Paper Group, Inc.	16,119	427,759
Nippon Pigment Co., Ltd.	43,000	76,813
*Nippon Pillar Packing Co., Ltd.	83,000	376,105
Nippon Soda Co., Ltd.	525,000	2,113,538
Nippon Synthetic Chemical Industry Co., Ltd. (The)	310,000	2,276,763
Nippon Valqua Industries, Ltd.	313,000	615,364
Nippon Yakin Kogyo Co., Ltd.	395,500	1,919,131
Nittetsu Mining Co., Ltd.	281,000	1,505,230
#Nitto FC Co., Ltd.	72,000	401,256
#NOF Corp.	701,000	3,179,395
Okabe Co., Ltd.	186,900	662,344
Okamoto Industries, Inc.	401,000	1,523,119
*Okura Industrial Co., Ltd.	211,000	633,887
Osaka Organic Chemical Industry, Ltd.	66,000	284,921
Osaka Steel Co., Ltd.	81,400	1,503,735
#Osaka Titanium Technologies Co., Ltd.	31,000	821,810
Pacific Metals Co., Ltd.	210,000	1,577,975

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
#Pack Corp. (The)	66,200	$995,258
Riken Technos Corp.	197,000	460,493
#*S Science Co., Ltd.	3,252,000	105,962
S.T. Chemical Co., Ltd.	84,400	946,147
Sakai Chemical Industry Co., Ltd.	355,000	1,437,335
Sakata INX Corp.	214,000	820,642
Sanyo Chemical Industries, Ltd.	340,000	1,903,004
Sanyo Special Steel Co., Ltd.	542,300	1,994,051
Sekisui Plastics Co., Ltd.	245,000	962,019
Shikoku Chemicals Corp.	202,000	1,300,291
Shinagawa Refractories Co., Ltd.	224,000	435,299
Shin-Etsu Polymer Co., Ltd.	245,200	1,582,416
Shinko Wire Co., Ltd.	185,000	292,896
Showa Tansan Co., Ltd.	13,000	57,402
Somar Corp.	43,000	104,601
#Stella Chemifa Corp.	42,100	2,316,828
Sumitomo Bakelite Co., Ltd.	192,000	905,426
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,116,154
#Sumitomo Osaka Cement Co., Ltd.	225,000	394,142
Sumitomo Pipe & Tube Co., Ltd.	108,100	613,196
Sumitomo Seika Chemicals Co., Ltd.	238,000	911,612
#T. Hasegawa Co., Ltd.	129,300	1,992,997
Taisei Lamick Co., Ltd.	18,500	446,430
Takasago International Corp.	339,000	1,770,727
Takiron Co., Ltd.	243,000	669,146
Tayca Corp.	151,000	421,898
Tenma Corp.	98,900	1,158,072
#*Titan Kogyo K.K.	59,000	136,963
Toagosei Co., Ltd.	897,000	3,137,826
#Toda Kogyo Corp.	158,000	1,517,709
#Toho Titanium Co., Ltd.	65,400	817,178
#Toho Zinc Co., Ltd.	425,000	2,116,108
Tokai Carbon Co., Ltd.	387,000	1,867,980
Tokushu Tokai Holdings Co., Ltd.	505,580	1,272,255
Tokyo Ohka Kogyo Co., Ltd.	111,900	2,155,927
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,572,477
#*Tomoegawa Paper Co., Ltd.	125,000	307,323
Tomoku Co., Ltd.	294,000	668,838
Topy Industries, Ltd.	748,000	1,451,842
Toyo Ink Manufacturing Co., Ltd.	541,000	1,881,610
Toyo Kohan Co., Ltd.	273,000	1,323,157
TYK Corp.	142,000	330,006
Ube Material Industries, Ltd.	275,000	722,082
Wood One Co., Ltd.	169,000	433,866
Yamamura Glass Co., Ltd.	360,000	1,145,462
Yodogawa Steel Works, Ltd.	624,500	2,584,582
Yuki Gosei Kogyo Co., Ltd.	64,000	182,812
#Yushiro Chemical Industry Co., Ltd.	51,600	780,454
Zeon Corp.	503,000	2,286,496

Total Materials		151,252,587

Telecommunication Services — (0.0%)
#*Invoice, Inc.	39,279	596,409

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	585,987
Hokuriku Gas Co., Ltd.	99,000	286,289
Okinawa Electric Power Co., Ltd.	32,671	1,759,591
#Saibu Gas Co., Ltd.	1,291,000	3,693,034
Shizuoka Gas Co., Ltd.	258,000	1,990,313

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Utilities — (Continued)
#Tokai Corp.	236,000	$1,291,884

Total Utilities		9,607,098

TOTAL COMMON STOCKS		1,172,144,924

RIGHTS/WARRANTS — (0.0%)
*Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $115,000 FNMA 6.50%, 06/25/39, valued at $123,769) to be repurchased at $118,002	$118	118,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund LP	172,297,110	172,297,110
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $752,982) to be repurchased at $738,222	$738	738,218

TOTAL SECURITIES LENDING COLLATERAL		173,035,328

TOTAL INVESTMENTS — (100.0%) (Cost $1,560,342,919)		$1,345,298,252

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (82.9%)
AUSTRALIA — (48.9%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	57,159
*Adamus Resources, Ltd.	895,668	336,150
ADCorp Australia, Ltd.	212,402	57,599
#Adelaide Brighton, Ltd.	1,480,311	3,724,318
*Aditya Birla Minerals, Ltd.	841,658	943,247
Adtrans Group, Ltd.	37,239	105,911
#*AED Oil, Ltd.	282,000	139,482
Aevum, Ltd.	442,938	592,077
*Agenix, Ltd.	707,478	10,826
*Ainsworth Game Technology, Ltd.	380,243	56,675
#AJ Lucas Group, Ltd.	333,607	1,286,330
*Alchemia, Ltd.	613,381	388,289
#Alesco Corp., Ltd.	457,971	2,053,018
*Alkane Resources, Ltd.	938,520	314,681
#*Alliance Resources, Ltd.	334,977	185,729
*Allied Medical, Ltd.	11,746	—
Altium, Ltd.	158,490	35,198
*Amadeus Energy, Ltd.	819,137	200,151
Amalgamated Holdings, Ltd.	374,540	2,011,308
Amcom Telecommunications, Ltd.	1,135,725	224,057
Ammtec, Ltd.	13,918	32,632
#*Andean Resources, Ltd.	1,464,837	2,876,891
Ansell, Ltd.	265,435	2,452,554
AP Eagers, Ltd.	37,790	349,786
#APA Group, Ltd.	1,044,302	2,954,348
*Apex Minerals NL	2,317,078	86,150
#APN News & Media, Ltd.	1,324,541	2,644,357
*Aquila Resources, Ltd.	380,685	2,547,769
*Arafura Resources, Ltd.	162,638	118,950
ARB Corporation, Ltd.	304,681	1,435,620
Ariadne Australia, Ltd.	267,324	66,173
*Arturus Capital, Ltd.	98,412	24,804
ASG Group, Ltd.	186,445	166,115
Astron, Ltd.	87,221	161,109
#*Atlas Iron, Ltd.	662,409	1,039,060
*Aurora Oil and Gas, Ltd.	540,105	147,556
#Ausdrill, Ltd.	694,863	1,048,365
Austal, Ltd.	631,677	1,369,446
*Austar United Communications, Ltd.	3,107,163	3,602,715
#Austbrokers Holdings, Ltd.	58,240	252,782
Austereo Group, Ltd.	1,051,320	1,397,996
Austin Engineering, Ltd.	60,135	134,176
*Austpac Resources NL	1,627,877	51,285
*Australian Agricultural Co., Ltd.	887,546	1,150,250
Australian Infrastructure Fund	2,805,723	4,426,075
#Australian Pharmaceutical Industries, Ltd. (6002840)	5,079,394	3,377,108
*Australian Pharmaceutical Industries, Ltd. (60028RR)	4,331,586	2,904,802
Australian Worldwide Exploration, Ltd.	1,482,305	3,397,856
*Autodom, Ltd.	173,083	12,950
Automotive Holdings Group, Ltd.	11,861	23,096
*Autron Corporation, Ltd.	989,247	13,802
*Avexa, Ltd.	461,667	72,153
#AVJennings, Ltd.	5,350,378	2,545,418
#*Avoca Resources, Ltd.	656,313	893,526
#AWB, Ltd.	3,807,619	4,157,632
*Ballarat South Gold, Ltd.	1,996	16,213
Bank of Queensland, Ltd.	70,274	769,290

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Bannerman Resources, Ltd.	207,242	$198,817
Beach Petroleum, Ltd.	3,630,729	2,546,745
*Berkeley Resources, Ltd.	39,273	33,027
Beyond International, Ltd.	61,256	33,911
#*Biota Holdings, Ltd.	940,673	2,379,816
*Bisalloy Steel Group, Ltd.	469,001	90,773
Blackmores, Ltd.	75,215	1,392,428
#*Boart Longyear Group	7,154,699	1,724,096
#*Boulder Steel, Ltd.	1,667,795	222,628
*Bow Energy, Ltd.	60,825	68,812
#Bradken, Ltd.	582,247	3,202,182
*Breakaway Resporces, Ltd.	580,505	50,090
Breville Group, Ltd.	598,466	1,201,151
Brickworks, Ltd.	130,635	1,522,130
*Brockman Resources, Ltd.	653,924	1,164,764
BSA, Ltd.	587,227	130,522
*BT Investment Management, Ltd.	21,295	59,650
#Cabcharge Australia, Ltd.	408,669	2,145,584
#Calliden Group, Ltd.	633,393	186,684
#Campbell Brothers, Ltd. (6161729)	240,269	6,196,971
*Campbell Brothers, Ltd. (B4TK967)	40,045	1,044,958
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	219,283	6,436
#*Cardno, Ltd.	247,493	1,066,231
#*Carnarvon Petroleum, Ltd.	2,906,082	1,373,793
*Carnegie Wave Energy, Ltd.	1,008,948	194,098
*Carpentaria Exploration, Ltd.	87,077	13,322
Cash Converters International, Ltd.	1,086,054	543,176
#*Catalpa Resources, Ltd.	577,084	80,054
*CBH Resources, Ltd.	408,220	—
*CDS Technologies, Ltd.	13,276	11,353
Cedar Woods Properties, Ltd.	100,585	224,528
#Cellestis, Ltd.	387,333	1,229,116
*Cellnet Group, Ltd.	921,474	236,397
*Centamin Egypt, Ltd.	2,112,300	4,331,276
#Centennial Coal Co., Ltd.	1,196,500	3,341,606
*Centrex Metals, Ltd.	46,889	25,833
#*Ceramic Fuel Cells, Ltd.	2,190,662	424,707
Challenger Financial Services Group, Ltd.	1,750,037	5,754,880
*Chandler Macleod Group, Ltd.	88,156	13,559
*Chemeq, Ltd.	166,742	12,458
*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	439,139
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,594
*Circadian Technologies, Ltd.	64,591	42,661
*Citadel Resource Group, Ltd.	1,735,175	666,296
#*Citigold Corp., Ltd.	3,765,806	468,446
#*Clarius Group, Ltd.	1,105,857	1,049,319
*Clinuvel Pharmaceuticals, Ltd.	1,184,356	323,311
Clough, Ltd.	1,650,373	1,228,325
Clover Corp., Ltd.	269,348	51,799
#*CO2 Group, Ltd.	844,559	293,412
*Cockatoo Coal, Ltd.	83,491	28,218
Codan, Ltd.	142,942	118,490
*Coffey International, Ltd.	555,688	1,088,412
Collection House, Ltd.	1,759,373	1,082,048
*Comet Ridge, Ltd.	65,567	23,045
#ConnectEast Group, Ltd.	8,607,304	3,049,683
#*Conquest Mining, Ltd.	1,061,185	549,957
Consolidated Media Holdings, Ltd.	965,454	2,618,474
Corporate Express Australia, Ltd.	422,355	1,621,057
#Count Financial, Ltd.	991,201	1,212,267

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Coventry Group, Ltd.	140,775	$212,659
#Crane Group, Ltd.	345,440	2,783,584
*Crescent Gold, Ltd.	1,124,856	221,975
CSG, Ltd.	135,235	176,593
*CuDeco, Ltd.	96,711	489,898
#*Cue Energy Resources, Ltd.	452,354	102,128
#*Customers, Ltd.	477,130	1,336,895
Danks Holdings, Ltd.	10,425	122,034
Data#3, Ltd.	5,572	39,183
#David Jones, Ltd.	1,296,067	6,140,136
Devine, Ltd.	993,850	413,745
Dominion Mining, Ltd.	394,791	1,242,211
#Downer EDI, Ltd.	908,261	6,914,045
*Dragon Mining, Ltd.	1,665,100	121,924
#DUET Group, Ltd.	2,903,270	4,392,324
#DWS Advanced Business Solutions, Ltd.	102,144	158,921
*Dyesol, Ltd.	52,231	40,594
#*Eastern Star Gas, Ltd.	2,840,990	2,148,807
#*Elders, Ltd.	13,223,946	2,168,817
*Ellect Holdings, Ltd.	482	1,562
*Ellex Medical Lasers, Ltd.	210,483	43,398
Emeco Holdings, Ltd.	1,240,388	959,137
#Energy Developments, Ltd.	627,582	1,346,076
#*Energy World Corp., Ltd.	4,084,764	1,750,350
Envestra, Ltd.	4,390,935	2,069,475
Envirozel, Ltd.	381,802	54,521
Euroz, Ltd.	8,038	11,502
#*Extract Resources, Ltd.	140,902	1,044,876
*Falcon Minerals, Ltd.	4,587	820
Fantastic Holdings, Ltd.	355,613	1,272,100
*Fig Tree Developments, Ltd.	20,365	183
*First Australian Resources, Ltd.	414,263	15,011
#Fleetwood Corp., Ltd.	238,527	1,613,405
FlexiGroup, Ltd.	436,156	588,070
#Flight Centre, Ltd.	192,954	2,910,033
#*Flinders Mines, Ltd.	5,948,301	757,041
*Forest Enterprises Australia, Ltd.	2,849,173	194,454
Forge Group, Ltd.	170,828	224,009
*Forte Energy NL	850,000	125,244
Gazal Corp., Ltd.	104,542	128,921
*Geodynamics, Ltd.	1,015,653	822,326
*Gindalbie Metals, Ltd.	1,817,381	1,408,883
*Giralia Resources NL	625,030	574,826
*Glengarry Resources, Ltd.	768,955	36,560
Goodman Fielder, Ltd.	864,773	1,240,480
Gowing Bros., Ltd.	82,167	201,212
#*Graincorp, Ltd. Series A	461,398	2,868,614
#*Grange Resources, Ltd.	903,958	201,261
*GRD, Ltd.	1,354,280	653,194
#*Great Southern, Ltd.	9,302,784	1,004,864
#GUD Holdings, Ltd.	338,555	2,611,536
Gunns, Ltd.	2,872,620	2,588,470
#GWA International, Ltd.	957,332	2,435,122
Hastie Group, Ltd.	784,777	1,323,797
*Havilah Resources NL	271,898	144,789
#Healthscope, Ltd.	857,741	3,640,247
*HFA Holdings, Ltd.	186,406	38,953
HGL, Ltd.	108,137	105,759
*Highlands Pacific, Ltd.	2,651,500	692,154
#Hills Industries, Ltd.	926,493	1,701,501
*Horizon Oil, Ltd.	3,227,717	878,995

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Hutchison Telecommunications (Australia), Ltd.	7,914,113	$811,262
*Icon Energy, Ltd.	111,982	43,396
*ICSGlobal, Ltd.	248,727	23,193
IDT Australia, Ltd.	82,205	110,407
iiNet, Ltd.	416,802	691,611
*Iluka Resources, Ltd.	506,650	1,569,617
Imdex, Ltd.	812,684	615,550
*IMF Australia, Ltd.	231,410	335,322
*IMX Resources, Ltd.	594,082	161,745
Independence Group NL	552,303	2,093,310
*Indophil Resources NL	1,738,038	1,422,340
#Industrea, Ltd.	3,394,391	1,324,506
#Infigen Energy, Ltd.	1,556,089	1,982,319
#Infomedia, Ltd.	1,458,074	523,355
*Innamincka Petroleum, Ltd.	780,031	128,460
Integrated Research, Ltd.	261,513	105,581
#*Intrepid Mines, Ltd.	666,867	197,292
Invocare, Ltd.	637,257	3,346,428
#IOOF Holdings, Ltd.	950,183	4,451,477
#Iress Market Technology, Ltd.	348,498	2,403,394
#iSOFT Group, Ltd.	2,688,547	1,922,611
*Ivanhoe Australia, Ltd.	34,933	112,095
*Ixla, Ltd.	89,921	1,862
#*Jabiru Metals, Ltd.	1,854,281	689,876
#JB Hi-Fi, Ltd.	281,420	5,175,392
K&S Corp., Ltd.	160,535	413,646
#*Kagara, Ltd.	1,628,074	1,434,927
#*Karoon Gas Australia, Ltd.	628,673	4,257,692
*Kings Minerals NL	1,634,196	226,333
#Kingsgate Consolidated, Ltd.	395,739	2,669,366
*Kingsrose Mining, Ltd.	134,627	78,309
*Lednium, Ltd.	195,019	14,044
Lemarne Corp., Ltd.	25,882	104,391
#*Lend Lease Primelife, Ltd.	2,140,495	576,058
#*Linc Energy, Ltd.	866,033	1,201,414
*Liquefied Natural Gas, Ltd.	54,592	63,521
*Lodestar Minerals, Ltd.	26,307	1,539
Lycopodium, Ltd.	45,700	117,868
#*Lynas Corp., Ltd. (6121176)	5,059,481	2,130,679
*Lynas Corp., Ltd. (B4T1K12)	356,375	155,583
*M2 Telecommunications Group, Ltd.	60,939	86,465
#MAC Services Group, Ltd.	185,743	344,150
#Macarthur Coal, Ltd.	283,794	2,125,783
MacMahon Holdings, Ltd.	3,283,150	1,638,707
#Macquarie Media Group, Ltd. (B1FQWB4)	786,064	1,285,493
*Macquarie Media Group, Ltd. (B50HWQ5)	786,064	1,309,010
*Macquarie Telecom Group, Ltd.	35,019	115,892
*Magma Metals, Ltd.	154,165	92,544
#*Mantra Resources, Ltd.	31,175	122,748
#*Marion Energy, Ltd.	434,665	49,721
*Maryborough Sugar Factory, Ltd.	2,560	5,284
MaxiTRANS Industries, Ltd.	889,356	354,023
*McGuigan Simeon Wines, Ltd.	2,456,151	747,128
#McMillan Shakespeare, Ltd.	194,418	722,531
*McPherson’s, Ltd.	303,441	789,789
*Medusa Mining, Ltd.	119,453	350,258
Melbourne IT, Ltd.	379,204	593,008
#*MEO Australia, Ltd.	380,000	187,899
#Mermaid Marine Australia, Ltd.	737,634	1,770,166
*Metgasco, Ltd.	44,450	20,138
*Mikoh Corp., Ltd.	856,548	80,457

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Millennium Minerals, Ltd.	656,280	$30,751
#*Minara Resources, Ltd.	697,128	538,406
#Mincor Resources NL	946,204	1,792,123
#Mineral Resources, Ltd.	381,930	2,425,764
*Mirabela Nickel, Ltd.	60,633	145,757
Mitchell Communications Group, Ltd.	1,225,532	960,162
#*Molopo Australia, Ltd.	893,604	1,071,894
Monadelphous Group, Ltd.	302,955	3,598,672
Mortgage Choice, Ltd.	675,512	841,205
*Mosaic Oil NL	2,209,067	236,033
#*Mount Gibson Iron, Ltd.	3,114,599	3,290,085
*Murchison Metals, Ltd.	338,689	425,690
Namoi Cotton Cooperative, Ltd.	196,490	80,068
National Can Industries, Ltd.	97,017	104,795
Navitas, Ltd.	1,205,167	4,012,073
#*Nexbis, Ltd.	362,894	61,676
#*Nexus Energy, Ltd.	2,957,188	839,826
NIB Holdings, Ltd.	101,807	120,569
#*Nido Petroleum, Ltd.	4,759,793	543,828
#Nomad Building Solutions, Ltd.	29,955	20,978
*Norton Gold Fields, Ltd.	276,468	72,289
#*Novogen, Ltd.	391,594	211,275
*NuSep, Ltd.	872	133
#Oakton, Ltd.	378,695	1,180,025
*Orbital Corp., Ltd.	1,013,772	61,692
OrotonGroup, Ltd.	79,968	431,420
*Otto Energy, Ltd.	1,486,012	89,587
*Pacific Brands, Ltd.	4,412,120	5,137,506
Pan Pacific Petroleum NL	1,059,542	397,196
#*PanAust, Ltd.	8,757,197	3,578,848
Panoramic Resources, Ltd.	901,883	1,851,823
*Paperlinx, Ltd.	2,771,649	1,347,337
*Payce Consolidated, Ltd.	29,670	19,229
#Peet, Ltd.	996,525	1,982,589
#*Perilya, Ltd.	354,317	148,141
#Perpetual Trustees Australia, Ltd.	95,745	3,190,548
*Perseus Mining, Ltd.	299,013	393,750
#*Pharmaxis, Ltd.	815,846	1,838,484
Photon Group, Ltd.	36,148	57,717
*Planet Gas, Ltd.	55,177	9,326
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	783,021
*PMP, Ltd.	1,829,096	970,666
*Port Bouvard, Ltd.	270,578	60,890
*Poseidon Nickel, Ltd.	470,468	118,375
*Prana Biotechnology, Ltd.	195,424	33,287
#Premier Investments, Ltd.	187,265	1,370,509
Prime Media Group, Ltd.	1,001,480	722,873
*Prime Retirement & Aged Care Property Trust	535,374	76,793
#Programmed Maintenance Service, Ltd.	450,034	1,741,916
#*Ramelius Resources, Ltd.	147,307	56,733
Ramsay Health Care, Ltd.	255,779	2,419,442
*Raptis Group, Ltd.	12,000	4,321
#RCR Tomlinson, Ltd.	1,119,113	1,135,966
#REA Group, Ltd.	46,463	341,876
Reckon, Ltd.	141,500	225,458
*Red Fork Energy, Ltd.	22,020	19,483
#Redflex Holdings, Ltd.	384,390	796,959
#Reece Australia, Ltd.	238,457	5,244,014
Reject Shop, Ltd. (The)	112,300	1,310,920
#*Resolute Mining, Ltd.	1,442,710	919,160

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Resource Generation, Ltd.	67,290	$31,990
Retail Food Group, Ltd.	321	748
Reverse Corp., Ltd.	236,664	119,617
*RHG, Ltd.	279,073	176,837
Ridley Corp., Ltd.	1,283,068	1,222,691
*RiverCity Motorway Group, Ltd.	902,760	125,613
#*Riversdale Mining, Ltd.	692,356	3,279,236
*Roc Oil Co., Ltd.	937,716	508,443
Rock Building Society, Ltd.	28,109	64,610
Ross Human Directions, Ltd.	143,511	46,661
#Ruralco Holdings, Ltd.	88,146	190,477
#SAI Global, Ltd.	797,840	2,469,614
#*Salinas Energy, Ltd.	637,362	84,316
Salmat, Ltd.	707,196	2,606,393
*Samson Oil & Gas, Ltd.	1,851,708	19,742
Schaffer Corp., Ltd.	33,766	194,932
*SDI, Ltd.	178,683	56,320
Sedgman, Ltd.	158,566	214,359
#Seek, Ltd.	666,916	3,584,917
Select Harvests, Ltd.	196,698	705,557
Servcorp, Ltd.	300,722	1,052,189
#Service Stream, Ltd.	1,462,044	520,174
#Seven Network, Ltd.	330,352	1,904,716
*Shield Mining, Ltd.	58,492	6,713
Sigma Pharmaceuticals, Ltd.	4,862,235	4,070,078
#*Silex System, Ltd.	470,343	2,673,974
#*Silver Lake Resources, Ltd.	103,729	78,186
*Sino Gold Mining, Ltd.	321,734	1,888,702
*Sino Strategic International, Ltd.	130,864	77,050
*Sirtex Medical, Ltd.	216,786	1,164,191
#Skilled Group, Ltd.	391,640	786,763
SMS Management & Technology, Ltd.	292,441	1,368,631
SP Telemedia, Ltd.	528,127	632,565
#Spark Infrastructure Group, Ltd.	2,596,492	2,815,225
*Specialty Fashion Group, Ltd.	807,082	839,785
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,574,680
#*St. Barbara, Ltd.	3,232,274	874,682
*Starpharma Holdings, Ltd.	497,958	253,944
Straits Resources, Ltd.	878,069	1,239,586
#*Structural Systems, Ltd.	172,988	166,879
#*Stuart Petroleum, Ltd.	201,731	95,367
STW Communications Group, Ltd.	14,827	11,058
#*Sundance Resources, Ltd.	5,993,157	815,692
Sunland Group, Ltd.	852,875	553,541
Super Cheap Auto Group, Ltd.	718,503	3,377,562
*Swick Mining Services, Ltd.	49,595	24,826
Symex Holdings, Ltd.	355,611	169,285
*Talent2 International, Ltd.	474,826	663,582
*Tap Oil, Ltd.	3,987,713	3,732,072
#Tassal Group, Ltd.	598,270	945,778
Technology One, Ltd.	1,318,149	956,384
#Ten Network Holdings, Ltd.	2,056,782	2,807,921
#*Terramin Australia, Ltd.	129,679	116,730
#TFS Corp., Ltd.	996,484	810,275
Thakral Holdings Group, Ltd.	2,559,697	994,866
*TNG, Ltd.	621,584	50,765
Tower Australia Group, Ltd.	1,159,243	3,055,999
*Tox Free Solutions, Ltd.	308,907	680,334
Transfield Services, Ltd.	753,413	2,840,717
#Transfield Services, Ltd. Infrastructure Fund	766,966	674,346

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Transpacific Industries Group, Ltd.	363,760	$486,339
#Troy Resources NL	298,451	617,097
Trust Co., Ltd.	82,756	455,133
#*Unilife Medical Solutions, Ltd.	608,036	587,629
United Group, Ltd.	225,753	2,715,175
*United Minerals Corp. NL	161,411	179,337
#UXC, Ltd.	968,954	730,008
*Victoria Petroleum NL	74,027	23,030
*View Resources, Ltd.	1,283,369	150,179
#Village Roadshow, Ltd.	596,487	931,882
#*Virgin Blue Holdings, Ltd.	5,081,560	2,261,041
*Viterra, Inc.	38,330	361,243
*Voyager Resources, Ltd.	19,640	513
Watpac, Ltd.	628,444	825,175
#*Wattyl, Ltd.	433,037	397,273
#WDS, Ltd.	375,342	602,453
#Webjet, Ltd.	373,212	628,779
Webster, Ltd.	158,276	72,241
#West Australian Newspapers Holdings, Ltd.	709,322	4,717,984
#*Western Areas NL	529,359	2,243,835
#*White Energy Co., Ltd.	141,468	324,152
Whitehaven Coal, Ltd.	341,119	1,182,621
WHK Group, Ltd.	1,202,433	1,120,217
#Wide Bay Australia, Ltd.	70,360	566,654
Willmott Forests, Ltd. (6315601)	21,095	7,618
*Willmott Forests, Ltd. (B4T0C02)	17,224	6,279
#*Windimurra Vanadium, Ltd.	537,429	82,240
#Wotif.com Holdings, Ltd.	538,244	2,893,564

TOTAL AUSTRALIA		398,598,208

HONG KONG — (17.2%)
AAC Acoustic Technologies Holdings, Inc.	1,210,000	1,517,846
*ABC Communications (Holdings), Ltd.	172,000	65,025
Aeon Credit Service (Asia) Co., Ltd.	740,000	608,146
Aeon Stores Hong Kong Co., Ltd.	234,000	425,099
Alco Holdings, Ltd.	1,468,000	475,042
Allan International Holdings, Ltd.	592,000	122,416
Allied Group, Ltd.	683,200	1,612,760
*Allied Properties, Ltd.	10,530,000	1,696,133
Amax Holdings, Ltd.	1,650,000	44,432
*Apac Resources, Ltd.	4,140,000	284,845
*APT Satellite Holdings, Ltd.	850,000	212,769
Arts Optical International Holdings, Ltd.	730,000	272,007
Asia Commercial Holdings, Ltd.	131,040	12,382
*Asia Energy Logistics Group, Ltd.	210,400	4,325
Asia Financial Holdings, Ltd.	2,546,908	867,826
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,423,977
*Asia Standard Hotel Group, Ltd.	13,095,018	737,102
*Asia Standard International Group, Ltd.	14,569,281	2,138,374
*Asia TeleMedia, Ltd.	2,832,000	36,541
*Associated International Hotels, Ltd.	954,000	2,061,749
Automated Systems Holdings, Ltd.	340,000	65,602
#*AVIC International Holding HK, Ltd.	5,332,000	204,484
*Bal Holdings, Ltd.	45	2
*Beijing Enterprises Water Group, Ltd.	3,762,000	908,296
Bossini International Holdings, Ltd.	3,871,500	202,267
Brightoil Petroleum Holdings, Ltd.	1,424,000	1,140,220
*Burwill Holdings, Ltd.	7,148,960	384,250
#C C Land Holdings, Ltd.	2,870,000	1,557,682
Cafe de Coral Holdings, Ltd.	154,000	332,951
*Capital Estate, Ltd.	28,570,000	141,537

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Capital Publications, Ltd.	20,847,170	$775,448
Capital Strategic Investment, Ltd.	18,239,625	484,735
*CASH Financial Services Group, Ltd.	119,565	9,469
*Celestial Asia Securities Holdings, Ltd.	343,810	68,811
Century City International Holdings, Ltd.	4,332,600	255,411
Chevalier International Holdings, Ltd.	733,482	525,717
Chevalier Pacific Holdings, Ltd.	355,250	63,682
*China Best Group Holding, Ltd.	3,721,400	119,233
*China Digicontent Co., Ltd.	2,710,000	3,497
*China Electronics Corp. Holdings Co., Ltd.	890,250	101,684
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	124,485
*China Infrastructure Investment, Ltd.	6,280,000	164,576
*China Investments Holdings, Ltd.	210,000	5,789
China Metal International Holdings, Ltd.	2,582,000	577,153
China Motion Telecom International, Ltd.	5,080,000	116,987
China Motor Bus Co., Inc.	74,000	569,528
*China Properties Investment Holdings, Ltd.	880,000	13,691
*China Seven Star Shopping, Ltd.	12,410,000	376,200
*China Solar Energy Holdings, Ltd.	2,160,000	32,956
*China Strategic Holdings, Ltd.	1,670,000	79,727
*China Timber Resources Group, Ltd.	3,400,000	63,648
China Ting Group Holdings, Ltd.	228,000	34,425
#*China WindPower Group, Ltd.	7,060,000	797,572
China Zirconium, Ltd.	116,400	136,336
*ChinaVision Media Group, Ltd.	130,000	7,126
*Chinese People Holdings Co., Ltd.	8,960,000	373,395
Chinney Investments, Ltd.	1,144,000	150,375
#Chong Hing Bank, Ltd.	1,019,000	1,976,531
Chow Sang Sang Holdings, Ltd.	1,227,680	1,216,407
Chu Kong Shipping Development, Ltd.	1,584,000	234,940
Chuang’s Consortium International, Ltd.	3,588,786	364,039
*Chun Wo Development Holdings, Ltd.	2,002,926	127,207
#Citic 1616 Holdings, Ltd.	1,060,000	347,507
*City e-Solutions, Ltd.	186,000	16,742
City Telecom, Ltd.	1,506,751	500,866
*Clear Media, Ltd.	45,000	19,947
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	330,000	368,725
*CNT Group, Ltd.	9,397,264	222,458
*COL Capital, Ltd.	2,749,840	413,790
*Compass Pacific Holdings, Ltd.	1,248,000	43,553
Computer & Technologies Holdings, Ltd.	432,000	69,250
Continental Holdings, Ltd.	98,825	23,404
Convenience Retail Asia, Ltd.	64,000	17,306
*Cosmos Machinery Enterprises, Ltd.	1,616,400	122,504
#Cross-Harbour Holdings, Ltd.	591,520	590,487
*Dah Sing Banking Group, Ltd.	706,000	980,631
*Dah Sing Financial Holdings, Ltd.	245,600	1,386,585
*Daisho Microline Holdings, Ltd.	1,236,000	97,570
*Dan Form Holdings Co., Ltd.	3,153,260	255,793
Daphne International Holdings, Ltd.	4,086,000	3,088,086
Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	242,472
Dickson Concepts International, Ltd.	825,000	381,847
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	14,624
*Dynamic Global Holdings, Ltd.	3,522,000	64,943
Dynamic Holdings, Ltd.	374,000	75,906
Eagle Nice (International) Holdings, Ltd.	238,000	81,240
EcoGreen Fine Chemical Group, Ltd.	1,112,000	265,014
*Eforce Holdings, Ltd.	3,480,000	44,165
#*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	31,641

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Emperor Capital Group, Ltd.	749,672	$40,036
Emperor Entertainment Hotel, Ltd.	2,410,000	277,986
*Emperor International Holdings, Ltd.	3,808,360	689,777
*ENM Holdings, Ltd.	27,244,000	1,161,462
*eSun Holdings, Ltd.	302,000	43,631
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,926
*Ezcom Holdings, Ltd.	72,576	450
Fairwood Holdings, Ltd.	316,600	264,196
#Far East Consortium International, Ltd.	4,117,766	1,312,252
*Far East Technology International, Ltd.	179,520	23,212
*First Natural Foods Holdings, Ltd.	2,365,000	—
Fong’s Industries Co., Ltd.	102,000	27,165
Four Seas Food Investment Holdings, Ltd.	202,184	23,676
Four Seas Mercantile Holdings, Ltd.	592,000	146,268
*Frasers Property China, Ltd.	16,477,000	277,103
*Freeman Corp., Ltd.	315,000	24,345
#Fubon Bank Hong Kong, Ltd.	1,336,000	597,730
*Fujian Holdings, Ltd.	117,800	9,455
Fujikon Industrial Holdings, Ltd.	912,000	180,012
#*Galaxy Entertainment Group, Ltd.	2,630,121	1,114,834
#Get Nice Holdings, Ltd.	11,788,000	654,644
#Giordano International, Ltd.	6,824,000	1,691,607
*Global Tech (Holdings), Ltd.	5,612,000	38,858
Glorious Sun Enterprises, Ltd.	2,700,000	844,024
Gold Peak Industries (Holdings), Ltd.	3,080,250	484,827
Golden Resources Development International, Ltd.	2,848,500	151,060
*Goldin Properties Holdings, Ltd.	1,876,000	734,654
Golik Holdings, Ltd.	930,500	38,620
*GR Vietnam Holdings, Ltd.	620,000	10,573
Grande Holdings, Ltd.	882,000	62,993
Great Eagle Holdings, Ltd.	481,499	1,257,866
*Group Sense International, Ltd.	2,448,000	81,537
Guangnan Holdings, Ltd.	1,779,600	250,270
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	430,000	105,668
*Hans Energy Co., Ltd.	7,556,000	393,889
Harbour Centre Development, Ltd.	889,500	720,549
*Heng Tai Consumables Group, Ltd.	4,759,500	345,661
*Hi Sun Technology (China), Ltd.	2,865,000	1,110,568
High Fashion International, Ltd.	268,000	63,846
#*HKR International, Ltd.	2,412,736	1,008,524
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	292,176	418,143
Hong Kong Catering Management, Ltd.	542,796	149,346
Hong Kong Ferry (Holdings) Co., Ltd.	809,300	656,103
Hongkong Chinese, Ltd.	4,482,000	401,431
*Hop Fung Group Holdings, Ltd.	888,000	121,372
*Hop Hing Group Holdings, Ltd.	792,318	30,730
Hsin Chong Construction Group, Ltd.	1,569,658	147,795
#Huafeng Group Holdings, Ltd.	12,853,325	568,901
Hung Hing Printing Group, Ltd.	242,000	73,470
*Huscoke Resources Holdings, Ltd.	670,000	49,940
Hutchison Harbour Ring, Ltd.	10,412,000	761,968
*Hutchison Telecommunications International, Ltd.	4,239,000	849,032
*HyComm Wireless, Ltd.	47,090	6,285
*I.T., Ltd.	2,734,000	275,051
*IDT International, Ltd.	6,240,183	166,467
Integrated Distribution Services Group, Ltd.	759,000	1,062,317
*Interchina Holdings Co., Ltd.	14,985,000	163,739
*IPE Group, Ltd.	1,140,000	71,053
ITC Corp., Ltd.	893,645	50,183

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*ITC Properties Group, Ltd.	3,858,747	$564,612
*Jiuzhou Development Co., Ltd.	2,632,000	259,692
*JLF Investment Co., Ltd.	1,036,250	74,671
#*Johnson Electric Holdings, Ltd.	4,319,500	1,880,661
*Joyce Boutique Holdings, Ltd.	1,530,000	32,862
*Junefield Department Store Group, Ltd.	384,000	13,066
K Wah International Holdings, Ltd.	2,788,405	948,947
Kantone Holdings, Ltd.	10,351,685	246,369
*Karl Thomson Holdings, Ltd.	1,188,000	160,996
Karrie International Holdings, Ltd.	1,431,600	108,607
Keck Seng Investments (Hong Kong), Ltd.	904,600	440,563
Kee Shing Holdings, Ltd.	886,000	77,737
Kin Yat Holdings, Ltd.	586,000	121,104
King Fook Holdings, Ltd.	998,000	107,289
*King Pacific International Holdings, Ltd.	1,404,200	22,104
Kingmaker Footwear Holdings, Ltd.	1,476,955	174,507
*Kong Sun Holdings, Ltd.	2,198,000	10,957
Kowloon Development Co., Ltd.	1,620,000	1,726,555
*KPI Co., Ltd.	396,000	17,332
KTP Holdings, Ltd.	560,400	80,692
Kwoon Chung Bus Holdings, Ltd.	556,000	80,487
*Lai Sun Development Co., Ltd.	78,052,800	1,396,639
Lam Soon Hong Kong, Ltd.	302,310	183,173
Le Saunda Holdings, Ltd.	1,424,000	261,691
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
Lee & Man Holdings, Ltd.	1,780,000	612,645
Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,974,469
Lerado Group Holding Co., Ltd.	1,602,000	158,452
*LeRoi Holdings, Ltd.	4,648,000	138,880
*Lijun International Pharmaceutical Holding, Ltd.	355,000	49,936
Lippo, Ltd.	1,195,700	389,512
Liu Chong Hing Investment, Ltd.	755,200	678,659
*Longrun Tea Group Co., Ltd.	480,000	52,469
*Loudong General Nice Resources China Holdings, Ltd.	35,708	5,053
Luen Thai Holdings, Ltd.	1,345,000	129,576
Luk Fook Holdings (International), Ltd.	1,192,000	690,723
#Luks Industrial Group, Ltd.	302,913	164,878
*Lung Cheong International Holdings, Ltd.	2,426,000	109,035
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	814,278
*Magnificent Estates, Ltd.	12,744,000	224,853
Mainland Headwear Holdings, Ltd.	765,600	88,843
Man Yue International Holdings, Ltd.	1,084,000	326,702
Matrix Holdings, Ltd.	1,067,414	204,888
*Mei Ah Entertainment Group, Ltd.	1,732,000	115,920
Melbourne Enterprises, Ltd.	45,500	415,215
#*Melco International Development, Ltd.	2,228,000	1,215,129
*Midas International Holdings, Ltd.	3,272,000	100,417
Midland Holdings, Ltd.	3,068,000	2,626,996
*Ming An Holdings Co., Ltd.	3,990,000	1,261,322
#*Minmetals Holdings, Ltd.	2,670,000	848,626
Miramar Hotel & Investment Co., Ltd.	772,000	846,288
Nanyang Holdings, Ltd.	137,500	189,541
National Electronics Holdings, Ltd.	2,156,000	130,314
Natural Beauty Bio-Technology, Ltd.	4,790,000	813,988
*Neo-Neon Holdings, Ltd.	366,000	237,131
New Century Group Hong Kong, Ltd.	13,351,464	222,805
New Island Printing Holdings, Ltd.	176,000	16,617
*New Times Energy Corp, Ltd.	7,108,000	281,388
*New World Mobile Holdings, Ltd.	22,140	8,780
Neway Group Holdings, Ltd.	16,400,000	456,233
*Next Media, Ltd.	4,370,000	555,949

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Norstar Founders Group, Ltd.	3,256,000	$306,686
*Orient Power Holdings, Ltd.	804,000	19,503
Oriental Watch Holdings, Ltd.	671,000	126,764
Pacific Andes International Holdings, Ltd.	3,206,797	535,297
Pacific Basin Shipping, Ltd.	3,924,000	2,888,627
*Pacific Century Premium Developments, Ltd.	4,569,000	1,232,029
*Pacific Textile Holdings, Ltd.	109,000	54,010
Paliburg Holdings, Ltd.	2,198,830	649,354
*Paradise Entertainment, Ltd.	396,900	11,881
Paul Y Engineering Group, Ltd.	75,692	5,835
PCCW, Ltd.	2,179,000	535,178
#*Peace Mark Holdings, Ltd.	2,738,022	—
Pegasus International Holdings, Ltd.	226,000	39,599
Pico Far East Holdings, Ltd.	3,670,000	671,636
*Playmates Toys, Ltd.	220,000	6,160
*PME Group, Ltd.	950,000	35,972
Pokfulam Development Co., Ltd.	234,000	140,704
*Pokphand (C.P.) Co., Ltd.	5,970,000	335,109
*Polyard Petroleum International Group, Ltd.	1,170,000	13,524
*Polytec Asset Holdings, Ltd.	1,290,000	220,220
#Ports Design, Ltd.	1,014,500	2,727,513
*Premium Land, Ltd.	4,950,000	134,738
*Proview International Holdings, Ltd.	10,969,322	364,202
#Public Financial Holdings, Ltd.	1,848,000	954,004
*Pyxis Group, Ltd.	1,936,000	42,359
*QPL International Holdings, Ltd.	2,009,000	73,126
Quality Healthcare Asia, Ltd.	478,995	253,045
Raymond Industrial, Ltd.	1,509,400	132,459
#Regal Hotels International Holdings, Ltd.	2,253,800	842,537
*Rexlot Holdings, Ltd.	3,650,000	321,095
Rivera Holdings, Ltd.	5,710,000	231,153
#Road King Infrastructure, Ltd.	1,108,000	893,818
Roadshow Holdings, Ltd.	1,456,000	126,300
S.A.S. Dragon Holdings, Ltd.	1,456,000	205,408
Sa Sa International Holdings, Ltd.	2,064,000	1,026,346
Safety Godown Co., Ltd.	408,000	219,165
Samson Paper Holdings, Ltd.	666,000	65,489
*San Miguel Brewery Hong Kong, Ltd.	612,800	90,558
*Sanyuan Group, Ltd.	415,000	8,032
Sea Holdings, Ltd.	1,138,000	503,882
*SEEC Media Group, Ltd.	2,550,000	62,517
Shell Electric Manufacturing Co., Ltd.	1,254,172	1,007,163
#Shenyin Wanguo, Ltd.	1,212,500	550,004
*Shougang Concord Century Holdings, Ltd.	3,916,000	416,788
*Shougang Concord Grand Group, Ltd.	2,451,000	135,047
*Shougang Concord Technology Holdings, Ltd.	2,639,809	188,289
#Shui On Construction & Materials, Ltd.	534,000	824,884
*Shun Ho Resources Holdings, Ltd.	483,000	50,958
*Shun Ho Technology Holdings, Ltd.	1,037,452	97,359
#Shun Tak Holdings, Ltd.	2,188,000	1,471,831
Silver Grant International Industries, Ltd.	5,033,000	1,139,841
*Sincere Co., Ltd.	505,500	19,639
Sing Tao News Corp., Ltd.	1,842,000	125,116
Singamas Container Holdings, Ltd.	1,718,000	326,046
*Sinocan Holdings, Ltd.	350,000	1,761
*Skyfame Realty Holdings, Ltd.	2,737,750	188,597
Smartone Telecommunications Holdings, Ltd.	1,272,500	974,304
*SMI Publishing Group, Ltd.	250,511	485
*Solartech International Holdings, Ltd.	618,000	11,475
#Solomon Systech International, Ltd.	2,554,000	238,453
South China (China), Ltd.	5,620,000	403,989

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
South China Financial Holdings, Ltd.	4,872,000	$57,502
Southeast Asia Properties & Finance, Ltd.	289,892	69,388
*Star Cruises, Ltd.	56,000	12,926
*Starlight International Holdings, Ltd.	1,903,792	68,610
Stella International Holdings, Ltd.	184,500	351,882
*Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	237,438
Sun Hing Vision Group Holdings, Ltd.	358,000	122,767
Sun Hung Kai & Co., Ltd.	237,000	185,510
Sunway International Holdings, Ltd.	866,000	22,136
*Superb Summit International Timber Co., Ltd.	2,401,600	74,370
SW Kingsway Capitol Holdings, Ltd.	4,650,000	110,688
Synergis Holdings, Ltd.	350,033	35,998
#*Tack Fat Group International, Ltd.	4,448,000	229,568
Tai Cheung Holdings, Ltd.	1,799,000	998,873
Tai Fook Securities Group, Ltd.	1,141,899	503,390
Tai Sang Land Development, Ltd.	576,984	214,277
Tak Sing Alliance Holdings, Ltd.	2,703,865	421,437
Tan Chong International, Ltd.	1,212,000	233,511
*TCC International Holdings, Ltd.	1,829,789	738,680
*Technology Venture Holdings, Ltd.	58,600	21,954
#Techtronic Industries Co., Ltd.	3,354,000	2,690,038
*Termbray Industries International (Holdings), Ltd.	2,304,900	356,138
Tern Properties Co., Ltd.	61,200	26,082
Texhong Textile Group, Ltd.	1,930,000	240,004
Texwinca Holdings, Ltd.	1,976,000	1,674,030
*Tian Teck Land, Ltd.	1,076,000	948,420
*Titan Petrochemicals Group, Ltd.	520,000	14,378
*Tomorrow International Holdings, Ltd.	1,296,420	86,709
Tongda Group Holdings, Ltd.	6,010,000	168,186
*Top Form International, Ltd.	2,760,000	204,646
*Topsearch International (Holdings), Ltd.	3,860,000	124,281
Transport International Holdings, Ltd.	188,800	533,741
Tristate Holdings, Ltd.	188,000	35,770
Truly International Holdings, Ltd.	1,020,000	1,050,842
Tungtex (Holdings) Co., Ltd.	910,000	160,094
Tysan Holdings, Ltd.	1,040,773	159,242
#*United Laboratories, Ltd. (The)	408,000	185,201
*United Power Investment, Ltd.	5,696,000	190,645
*U-Right International Holdings, Ltd.	4,746,000	8,573
USI Holdings, Ltd.	1,452,999	484,196
#*Value Partners Group, Ltd.	610,000	268,983
*Van Shung Chong Holdings, Ltd.	2,205,335	140,454
*Vantage International Holdings, Ltd.	204,000	18,031
#Varitronix International, Ltd.	877,293	269,035
Vedan International (Holdings), Ltd.	3,144,000	305,673
Veeko International Holdings, Ltd.	1,532,981	27,402
*Victory City International Holdings, Ltd.	2,759,185	386,258
*Vital Biotech Holdings, Ltd.	470,000	10,753
#Vitasoy International Holdings, Ltd.	3,457,000	2,093,358
*Vongroup, Ltd.	10,865,000	253,123
VST Holdings, Ltd.	144,000	28,704
#Vtech Holdings, Ltd.	120,000	1,000,107
Wah Ha Realty Co., Ltd.	278,600	85,559
*Wah Nam International Holdings, Ltd.	760,000	121,821
*Wai Kee Holdings, Ltd.	8,218,738	1,859,076
Wang On Group, Ltd.	35,148	998
*Warderly International Holdings, Ltd.	520,000	32,206
Wheelock Properties, Ltd.	155,000	107,547
*Winfoong International, Ltd.	1,210,000	31,975
Wing On Co. International, Ltd.	785,000	1,039,609

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Winteam Pharmaceutical Group, Ltd.	1,170,000	$115,846
Wong’s International (Holdings), Ltd.	737,641	109,239
*Wong’s Kong King International (Holdings), Ltd.	120,000	11,553
#Xinyi Glass Holding Co., Ltd.	1,902,000	1,501,628
*Xpress Group, Ltd.	3,464,000	37,621
Y. T. Realty Group, Ltd.	965,000	177,138
Yangtzekiang Garment, Ltd.	607,500	120,640
Yau Lee Holdings, Ltd.	534,000	76,561
YGM Trading, Ltd.	284,000	182,337
*Yueshou Environmental Holdings, Ltd.	510,800	10,454
*Yugang International, Ltd.	100,824,000	1,283,515
*Yunnan Enterprises Holdings, Ltd.	240,000	15,290

TOTAL HONG KONG		140,399,302

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	3,780
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		3,780

NEW ZEALAND — (5.7%)
Abano Healthcare Group, Ltd.	31,300	141,380
*AFFCO Holdings, Ltd.	1,806,887	479,443
Air New Zealand, Ltd.	1,332,900	1,235,867
*Auckland International Airport, Ltd.	1,214,407	1,746,973
Cavalier Corp., Ltd.	283,674	505,648
*CDL Investments (New Zealand), Ltd.	395,965	79,218
Colonial Motor Co., Ltd.	126,795	245,160
Ebos Group, Ltd.	161,966	683,469
Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,386,684
#Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,359,380
#Freightways, Ltd.	739,163	1,584,448
#Hallenstein Glassons Holdings, Ltd.	242,461	545,889
Hellaby Holdings, Ltd.	242,239	285,808
Horizon Energy Distribution, Ltd.	40,420	92,552
Infratil, Ltd.	2,070,579	2,407,238
Mainfreight, Ltd.	423,727	1,612,058
Methven, Ltd.	10,000	11,949
Michael Hill International, Ltd.	1,534,152	722,271
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	438,466
New Zealand Exchange, Ltd.	71,379	405,110
#*New Zealand Oil & Gas, Ltd.	1,729,680	2,114,232
New Zealand Refining Co., Ltd.	515,110	1,962,654
Northland Port Corp. (New Zealand), Ltd.	219,997	281,056
#Nuplex Industries, Ltd.	904,126	1,587,934
*Pike River Coal, Ltd.	186,615	148,473
Port of Tauranga, Ltd.	538,944	2,713,073
*ProvencoCadmus, Ltd.	524,201	13,020
#Pumpkin Patch, Ltd.	606,913	859,691
#*Pyne Gould Guinness, Ltd.	741,889	323,274
#*Rakon, Ltd.	52,061	43,537
Restaurant Brand (New Zealand), Ltd.	369,175	391,625
*Richina Pacific, Ltd.	309,644	79,987
*Rubicon, Ltd.	974,601	664,580
#Ryman Healthcare, Ltd.	1,877,940	2,538,281
Sanford, Ltd.	407,276	1,420,338
*Scott Technology, Ltd.	60,843	44,883
*Seafresh Fisheries, Ltd.	80,520	1,618
Skellerup Holdings, Ltd.	252,287	98,470
Sky City Entertainment Group, Ltd.	2,535,089	6,262,217
Sky Network Television, Ltd.	309,049	1,057,049
South Port (New Zealand), Ltd.	30,744	59,294

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#Steel & Tube Holdings, Ltd.	404,138	$907,788
Taylors Group, Ltd.	29,646	46,791
*Tenon, Ltd.	19,132	12,605
Tourism Holdings, Ltd.	274,867	140,956
#Tower, Ltd.	840,553	1,026,790
Trustpower, Ltd.	3,300	17,899
Vector, Ltd.	316,231	438,200
Warehouse Group, Ltd.	497,796	1,610,877

TOTAL NEW ZEALAND		46,836,203

SINGAPORE — (11.1%)
*Addvalue Technologies, Ltd.	1,043,000	25,562
Advanced Holdings, Ltd.	691,000	157,925
Allgreen Properties, Ltd.	2,604,000	2,102,074
*Apollo Enterprises, Ltd.	302,000	301,236
Aqua-Terra Supply Co., Ltd.	641,000	125,944
Armstrong Industrial Corp., Ltd.	1,340,000	235,928
*ASA Group Holdings, Ltd.	336,000	14,384
*Asia Environment Holdings, Ltd.	528,793	107,719
*Asia Food & Properties, Ltd.	699,000	279,767
*Asia-Pacific Strategic Investments, Ltd.	1,410	163
ASL Marine Holdings, Ltd.	497,000	347,682
A-Sonic Aerospace, Ltd.	626,996	31,000
Aussino Group, Ltd.	967,000	61,941
*Ban Joo & Co., Ltd.	1,175,000	62,373
Best World International, Ltd.	307,500	83,553
Beyonics Technology, Ltd.	7,152,300	979,228
Bonvests Holdings, Ltd.	990,000	629,191
Broadway Industrial Group, Ltd.	461,000	191,799
Brothers (Holdings), Ltd.	504,628	54,048
#Bukit Sembawang Estates, Ltd.	374,003	1,273,161
CEI Contract Manufacturing, Ltd.	432,000	33,596
Cerebos Pacific, Ltd.	528,000	1,266,903
#CH Offshore, Ltd.	1,393,400	677,001
*Changjiang Fertilizer Holdings, Ltd.	515	94
Chemical Industries (Far East), Ltd.	105,910	35,138
#China Aviation Oil Singapore Corp., Ltd.	152,000	117,575
*China Dairy Group, Ltd.	1,502,000	213,297
#*China Energy, Ltd.	3,110,000	529,668
China Merchants Holdings Pacific, Ltd.	809,000	362,870
Chip Eng Seng Corp., Ltd.	1,612,800	402,276
Chosen Holdings, Ltd.	1,284,000	118,738
Chuan Hup Holdings, Ltd.	4,052,000	914,792
*Chuan Soon Huat Industrial Group, Ltd.	614,000	4,381
*Compact Metal Industries, Ltd.	643,000	4,588
#Cosco Corp. (Singapore), Ltd.	2,004,000	1,585,679
#*Creative Technology Co., Ltd.	257,350	1,085,926
#CSC Holdings, Ltd.	1,829,000	220,072
CSE Global, Ltd.	1,854,000	1,046,195
CWT, Ltd.	1,027,700	475,996
#*Delong Holdings, Ltd.	1,287,000	777,981
*Digiland International, Ltd.	11,763,000	41,964
*Eagle Brand Holdings, Ltd.	14,387,000	410,603
*Eastern Asia Technology, Ltd.	1,034,000	80,772
*Ellipsiz, Ltd.	123,000	10,412
Engro Corp., Ltd.	354,000	224,501
*Enviro-Hub Holdings, Ltd.	1,445,666	161,832
Eu Yan Sang International, Ltd.	213,000	71,956
*Eucon Holdings, Ltd.	3,096,000	81,759
*Ezion Holdings, Ltd.	215,000	115,294
#*Ezra Holdings, Ltd.	1,355,000	1,814,860

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#F.J. Benjamin Holdings, Ltd.	1,095,000	$266,726
Federal International (2000), Ltd.	985,500	152,494
*Firstlink Investments Corp., Ltd.	1,513,000	58,494
*Fischer Tech, Ltd.	244,000	17,409
Food Empire Holdings, Ltd.	1,094,400	259,196
*Fragrance Group, Ltd.	41,000	16,665
*Freight Links Express Holdings, Ltd.	3,893,000	136,318
*Fu Yu Corp., Ltd.	3,955,750	276,211
*Gallant Venture, Ltd.	1,310,000	289,013
GK Goh Holdings, Ltd.	1,463,000	657,116
Global Yellow Pages, Ltd.	299,000	34,097
#Goodpack, Ltd.	1,091,000	985,895
GP Batteries International, Ltd.	395,000	308,865
GP Industries, Ltd.	3,054,209	707,036
*Grand Banks Yachts, Ltd.	250,000	82,498
Guocoland, Ltd.	495,500	666,765
Hersing Corp., Ltd.	1,285,000	219,147
*Hiap Seng Engineering, Ltd.	88,000	40,954
Hi-P International, Ltd.	1,152,000	565,693
Ho Bee Investment, Ltd.	945,000	935,251
*Hong Fok Corp., Ltd.	3,222,700	1,436,252
Hong Leong Asia, Ltd.	604,000	883,266
Hotel Grand Central, Ltd.	1,060,514	496,519
#Hotel Properties, Ltd.	1,501,800	2,217,423
Hour Glass, Ltd.	622,744	307,665
HTL International Holdings, Ltd.	1,063,843	323,438
*Huan Hsin Holdings, Ltd.	1,138,400	211,134
HupSteel, Ltd.	1,572,875	328,035
Hwa Hong Corp., Ltd.	2,436,000	697,165
#Hyflux, Ltd.	1,230,000	2,673,091
IDT Holdings, Ltd.	693,000	213,167
IFS Capital, Ltd.	382,800	145,212
*Indofood Agri Resources, Ltd.	651,000	777,203
*Informatics Education, Ltd.	1,339,000	47,092
#InnoTek, Ltd.	613,000	196,379
*Intraco, Ltd.	608,500	145,444
IPC Corp., Ltd.	1,512,000	143,862
Isetan (Singapore), Ltd.	122,500	288,091
*Jadason Enterprises, Ltd.	728,000	49,086
*Jasper Investments, Ltd.	90,680	9,802
#Jaya Holdings, Ltd.	1,530,000	490,515
*JK Yaming International Holdings, Ltd.	907,000	250,767
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,736
K1 Ventures, Ltd.	3,349,500	401,987
#Keppel Telecommunications and Transportation, Ltd.	1,537,600	1,497,059
Khong Guan Flour Milling, Ltd.	38,000	29,631
Kian Ann Engineering, Ltd.	1,302,000	164,785
Kian Ho Bearings, Ltd.	781,500	89,216
Kim Eng Holdings, Ltd.	1,308,620	1,850,998
Koh Brothers Group, Ltd.	1,312,000	235,895
KS Energy Services, Ltd.	498,000	395,376
Lafe Corp., Ltd.	1,234,800	78,460
*LanTroVision (S), Ltd.	5,028,750	107,168
LC Development, Ltd.	2,041,254	274,466
Lee Kim Tah Holdings, Ltd.	1,600,000	559,381
Lion Asiapac, Ltd.	473,000	107,916
Low Keng Huat Singapore, Ltd.	1,834,000	451,111
Lum Chang Holdings, Ltd.	1,042,030	233,806
*Manhattan Resources, Ltd.	668,000	263,054
*Manufacturing Integration Technology, Ltd.	588,000	58,735
*Mediaring.Com, Ltd.	3,161,500	478,758

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Memtech International, Ltd.	1,322,000	$88,774
Metro Holdings, Ltd.	1,675,160	902,586
#Midas Holdings, Ltd.	1,530,000	885,546
*Mirach Energy, Ltd.	460,000	44,260
Miyoshi Precision, Ltd.	353,500	38,409
MobileOne, Ltd.	1,794,000	2,219,317
*Multi-Chem, Ltd.	1,263,000	162,206
Nera Telecommunications, Ltd.	1,272,000	284,152
New Toyo International Holdings, Ltd.	1,043,000	167,440
NSL, Ltd.	414,000	376,872
#*Oceanus Group, Ltd.	547,000	137,693
*Orchard Parade Holdings, Ltd.	956,022	648,708
*Osim International, Ltd.	964,000	296,841
Ossia International, Ltd.	750,554	72,315
*Overseas Union Enterprise, Ltd.	86,000	576,683
Pan Pacific Hotels Group, Ltd.	1,687,500	1,598,559
Pan-United Corp., Ltd.	2,026,000	787,711
#Parkway Holdings, Ltd.	1,326,133	2,364,521
PCI, Ltd.	734,000	188,955
*Penguin International, Ltd.	400,000	43,666
Pertama Holdings, Ltd.	459,750	126,291
#Petra Foods, Ltd.	881,000	542,480
Popular Holdings, Ltd.	2,550,500	326,162
*PSC Corp., Ltd.	1,973,419	336,954
QAF, Ltd.	881,000	286,874
Qian Hu Corp., Ltd.	674,600	73,844
#Raffles Education Corp., Ltd.	3,843,781	1,349,514
*Raffles Medical Group, Ltd.	104,000	98,101
Rotary Engineering, Ltd.	1,108,600	816,498
San Teh, Ltd.	1,006,087	220,080
SBS Transit, Ltd.	962,500	1,217,684
#*SC Global Developments, Ltd.	42,000	41,735
*Seroja Investments, Ltd.	17,768	7,353
Sim Lian Group, Ltd.	1,380,000	452,927
*Sing Holdings, Ltd.	36,666	7,573
Sing Investments & Finance, Ltd.	198,450	181,109
Singapore Land, Ltd.	148,000	579,380
Singapore Post, Ltd.	3,567,900	2,394,721
Singapore Reinsurance Corp., Ltd.	1,514,530	314,614
Singapore Shipping Corp., Ltd.	1,710,000	333,162
Singapura Finance, Ltd.	174,062	174,178
Sinwa, Ltd.	259,000	83,232
SMB United, Ltd.	1,224,000	228,329
SMRT Corp., Ltd.	1,421,000	1,694,510
*SP Corp., Ltd.	454,000	21,055
#SSH Corp., Ltd.	1,307,000	202,148
Stamford Land Corp., Ltd.	2,803,000	801,128
Straco Corp., Ltd.	130,000	11,362
#Straits Asia Resources, Ltd.	1,380,000	1,764,048
*Sunningdale Tech, Ltd.	5,579,000	509,062
*Sunright, Ltd.	378,000	45,175
Superbowl Holdings, Ltd.	980,000	126,953
Superior Multi-Packaging, Ltd.	490,500	36,747
#*Swiber Holdings, Ltd.	801,000	512,509
#Tat Hong Holdings, Ltd.	1,054,800	772,450
*Thakral Corp., Ltd.	6,028,000	252,303
Tiong Woon Corp. Holding, Ltd.	924,000	484,861
Transcu Group, Ltd.	265,000	21,438
Trek 2000 International, Ltd.	1,004,000	117,587
*TT International, Ltd.	480	13
UMS Holdings, Ltd.	941,000	122,692

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#United Engineers, Ltd.	577,666	$683,240
*United Envirotech, Ltd.	352,000	92,420
United Industrial Corp., Ltd.	404,000	521,588
United Overseas Insurance, Ltd.	188,250	400,286
*United Pulp & Paper Co., Ltd.	708,000	71,930
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,522,391
UOL Group, Ltd.	774,000	1,846,542
Venture Corp., Ltd.	504,000	3,215,158
Vicom, Ltd.	120,000	180,756
WBL Corp., Ltd.	600,000	1,969,284
Wheelock Properties, Ltd.	1,207,000	1,498,747
Wing Tai Holdings, Ltd.	1,619,000	1,895,269
Xpress Holdings, Ltd.	3,079,000	174,291
YHI International, Ltd.	1,174,000	178,252
*Yoma Strategic Holdings, Ltd.	132,000	8,910
Yongnam Holdings, Ltd.	1,970,000	359,472

TOTAL SINGAPORE		90,467,972

TOTAL COMMON STOCKS		676,305,465

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	334,417	518,901

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	—
*Capral, Ltd. Rights 11/06/09	365,710	2,634
*Havilah Resources NL Warrants 04/30/10	2,017	54
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	1,380
*UXC, Ltd. Options 03/31/10	94,269	33,942

TOTAL AUSTRALIA		38,010

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	271,624
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	2,791
*ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*Lippo, Ltd. Warrants 07/04/11	82,470	3,192
*South China (China), Ltd. Rights 09/06/10	1,124,000	26,830

TOTAL HONG KONG		311,564

SINGAPORE — (0.0%)
*Qian Hu Corp., Ltd. Rights 09/19/10	204,100	16,019

TOTAL RIGHTS/WARRANTS		365,593

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $465,000 FNMA 6.50%, 06/25/39, valued at $500,456) to be repurchased at $490,008	$490	490,000

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund LP	133,343,064	$133,343,064
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,861,165) to be repurchased at $4,765,876	$4,766	4,765,848

TOTAL SECURITIES LENDING COLLATERAL		138,108,912

TOTAL INVESTMENTS — (100.0%) (Cost $748,104,019)		$815,788,871

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.2%)
4imprint Group P.L.C.	96,735	$229,699
Aegis Group P.L.C.	3,279,567	5,895,612
Aga Rangemaster Group P.L.C.	288,143	545,169
*Arena Leisure P.L.C.	1,372,024	636,108
#*Barratt Developments P.L.C.	235,159	533,476
Bellway P.L.C.	420,170	5,025,477
*Berkeley Group Holdings P.L.C. (The)	320,225	4,469,576
Bloomsbury Publishing P.L.C.	271,841	557,353
#*Bovis Homes Group P.L.C.	474,842	3,197,820
Burberry Group P.L.C.	277,987	2,451,469
Caffyns P.L.C.	6,000	43,384
Carpetright P.L.C.	167,232	2,407,344
*Carphone Warehouse Group P.L.C.	1,000,721	3,018,103
Centaur Media P.L.C.	617,725	543,484
Chime Communications P.L.C.	211,086	674,905
*Chrysalis Group P.L.C.	107,232	182,936
Churchill China P.L.C.	30,000	136,781
*Cineworld Group P.L.C.	3,286	8,493
Clinton Cards P.L.C.	740,506	502,574
*Cosalt P.L.C.	648,218	103,144
Daily Mail & General Trust P.L.C. Series A	636,483	4,140,995
Debenhams P.L.C.	2,383,809	3,039,099
Dignity P.L.C.	255,526	2,442,716
*Domino’s Pizza UK & IRL P.L.C.	28,654	143,358
*DSG International P.L.C.	10,089,373	5,051,941
Dunelm Group P.L.C.	38,882	207,179
*eaga P.L.C.	140,286	334,611
*Enterprise Inns P.L.C.	627,886	1,215,708
Euromoney Institutional Investor P.L.C.	326,227	2,032,203
#Findel P.L.C.	1,283,962	820,397
*Forminster P.L.C.	43,333	2,667
*French Connection Group P.L.C.	373,475	251,730
Fuller Smith & Turner P.L.C.	129,026	1,053,166
Future P.L.C.	1,324,863	433,303
*Galiform P.L.C.	521,046	639,660
Game Group P.L.C.	1,441,697	3,498,464
#*Games Workshop Group P.L.C.	101,889	476,092
*GKN P.L.C.	1,074,476	1,882,190
Greene King P.L.C.	716,652	4,630,165
Halfords Group P.L.C.	837,680	5,371,161
Haynes Publishing Group P.L.C.	14,703	53,071
Headlam Group P.L.C.	330,383	1,677,730
Henry Boot P.L.C.	426,786	788,437
#HMV Group P.L.C.	1,627,244	2,956,524
Holidaybreak P.L.C.	206,890	946,838
Hornby P.L.C.	154,220	378,809
Huntsworth P.L.C.	795,153	872,247
*Inchcape P.L.C.	6,045,584	2,899,598
Informa P.L.C.	1,440,320	6,909,243
ITV P.L.C.	2,312,304	1,617,208
#J.D. Wetherspoon P.L.C.	483,984	3,647,901
JD Sports Fashion P.L.C.	122,850	948,344
*JJB Sports P.L.C.	750,992	368,928
John Menzies P.L.C.	244,534	1,303,407
*Johnston Press P.L.C.	109,928	50,717
Kesa Electricals P.L.C.	2,031,662	4,414,098
#Ladbrokes P.L.C.	1,188,699	2,367,970
Laura Ashley Holdings P.L.C.	2,806,720	767,950

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Lookers P.L.C.	1,251,177	$1,211,432
Luminar Group Holdings P.L.C.	347,909	424,763
#*Manganese Bronze Holdings P.L.C.	68,818	169,254
Marston’s P.L.C.	1,367,965	1,941,650
Millennium & Copthorne Hotels P.L.C.	609,888	3,371,148
*Mitchells & Butlers P.L.C.	284,973	1,095,003
Mothercare P.L.C.	324,479	3,062,616
N Brown Group P.L.C.	877,699	3,752,296
Pace P.L.C.	772,437	2,797,208
#*PartyGaming P.L.C.	238,967	894,189
*Pendragon P.L.C.	2,285,154	1,103,196
*Persimmon P.L.C.	506,151	3,336,992
#Pinewood Shepperton P.L.C.	182,105	395,405
*Punch Taverns P.L.C.	591,433	804,232
*Rank Group P.L.C.	915,711	1,329,133
*Redrow P.L.C.	626,857	1,441,081
Restaurant Group P.L.C.	732,507	2,243,156
Rightmove P.L.C.	261,219	2,253,502
Smiths News P.L.C.	674,129	1,345,153
*Sportech P.L.C.	329,794	343,524
Sports Direct International P.L.C.	456,794	729,306
St. Ives Group P.L.C.	436,379	481,410
*Stylo P.L.C.	64,096	4,997
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	759,589	460,504
Ted Baker P.L.C.	161,086	1,084,038
*Topps Tiles P.L.C.	761,166	1,025,985
Trinity Mirror P.L.C.	91,191	239,416
United Business Media P.L.C.	864,643	6,542,539
UTV Media P.L.C.	217,432	373,365
Vitec Group P.L.C. (The)	160,303	998,492
*Wagon P.L.C.	237,979	7,538
WH Smith P.LC.	588,205	4,851,076
Whitbread P.L.C.	136,622	2,842,151
William Hill P.L.C.	1,297,070	3,561,537
Wilmington Group P.L.C.	346,234	822,087
#*Yell Group P.L.C.	1,233,372	1,034,934

Total Consumer Discretionary		160,173,040

Consumer Staples — (4.2%)
A.G. Barr P.L.C.	128,572	1,751,139
Anglo-Eastern Plantations P.L.C.	108,333	639,956
Britvic P.L.C.	621,890	3,556,289
Cranswick P.L.C.	174,592	2,005,806
#Dairy Crest Group P.L.C.	520,119	3,409,515
Devro P.L.C.	605,749	1,195,295
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	395,967	2,795,402
McBride P.L.C.	781,394	2,851,597
Northern Foods P.L.C.	1,927,475	1,994,460
*Premier Foods P.L.C.	4,876,073	2,858,909
PZ Cussons P.L.C.	1,348,567	5,515,893
R.E.A. Holdings P.L.C.	49,233	335,824
Robert Wiseman Dairies P.L.C.	224,570	1,644,610
Tate & Lyle P.L.C.	174,059	1,281,391
Thorntons P.L.C.	313,060	639,136
*Uniq P.L.C.	463,373	293,530
Young & Co.’s Brewery P.L.C.	40,000	269,589
Young & Co.’s Brewery P.L.C. Series A	20,936	171,105

Total Consumer Staples		33,209,446

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Energy — (5.2%)
Anglo Pacific Group P.L.C.	426,647	$1,446,731
*Dana Petroleum P.L.C.	333,328	6,973,969
*Fortune Oil P.L.C.	5,889,851	845,200
*Hardy Oil & Gas P.L.C.	49,802	229,034
*Heritage Oil P.L.C.	242,868	1,842,209
Hunting P.L.C.	448,514	3,852,592
James Fisher & Sons P.L.C.	189,802	1,349,693
JKX Oil & Gas P.L.C.	481,113	2,163,660
John Wood Group P.L.C.	858,822	4,498,894
*Lamprell P.L.C.	100,437	333,460
Melrose Resources P.L.C.	346,959	1,939,615
*Premier Oil P.L.C.	335,099	6,460,840
*Salamander Energy P.L.C.	287,546	1,158,000
*Soco International P.L.C.	258,739	5,459,305
*UK Coal P.L.C.	889,073	1,249,499
Wellstream Holdings P.L.C.	125,733	1,053,137

Total Energy		40,855,838

Financials — (13.8%)
Aberdeen Asset Management P.L.C.	2,558,118	5,538,248
Amlin P.L.C.	1,027,564	5,947,701
Arbuthnot Banking Group P.L.C.	67,329	421,124
Ashmore Group P.L.C.	419,900	1,876,252
*BCB Holdings, Ltd.	5,979	11,558
Beazley P.L.C.	1,047,415	1,837,931
BlueBay Asset Management P.L.C.	154,645	941,505
Brewin Dolphin Holdings P.L.C.	870,024	2,284,222
Brit Insurance Holdings P.L.C.	1,289,236	4,390,590
Capital & Regional P.L.C.	814,788	452,668
Catlin Group, Ltd.	977,375	5,277,316
Charles Stanley Group P.L.C.	123,753	516,834
Charles Taylor Consulting P.L.C.	139,215	512,669
Chesnara P.L.C.	200,658	599,326
Close Brothers Group P.L.C.	481,680	5,539,027
Collins Stewart P.L.C.	98,837	129,284
Daejan Holdings P.L.C.	36,248	1,591,602
Development Securities P.L.C.	322,788	1,641,474
#*DTZ Holdings P.L.C.	224,770	309,038
Evolution Group P.L.C.	1,150,083	3,108,231
F&C Asset Management P.L.C.	554,000	671,682
Friends Provident Group P.L.C.	23,320	31,091
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,448
Hardy Underwriting Group P.L.C.	153,854	735,855
Hargreaves Lansdown P.L.C.	446,110	1,993,579
Helical Bar P.L.C.	385,573	2,090,997
#Henderson Group P.L.C.	2,936,019	6,189,595
Hiscox, Ltd.	1,535,730	8,053,774
IG Group Holdings P.L.C.	1,241,907	6,140,967
*Industrial & Commercial Holdings P.L.C.	5,000	123
Intermediate Capital Group P.L.C.	572,472	2,383,828
International Personal Finance P.L.C.	930,623	3,126,755
*IP Group P.L.C.	250,011	229,454
Jardine Lloyd Thompson Group P.L.C.	663,478	4,936,106
Liontrust Asset Management P.L.C.	129,935	273,326
#*LSL Property Services P.L.C.	134,125	655,462
*MWB Group Holdings P.L.C.	379,622	300,254
Novae Group P.L.C.	234,907	1,192,968
Park Group P.L.C.	166,600	57,125
#Provident Financial P.L.C.	485,695	7,409,228
*Quintain Estates & Development P.L.C.	318,342	1,009,484

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Financials — (Continued)
Rathbone Brothers P.L.C.	159,131	$2,414,766
Rensburg Sheppards P.L.C.	168,448	1,895,158
*Rutland Trust P.L.C.	85,288	93,786
S&U P.L.C.	21,140	154,606
Savills P.L.C.	501,321	2,630,584
*Shellproof, Ltd.	1,156	626
Shore Capital Group P.L.C.	1,193,004	790,932
St. James’s Place P.L.C.	718,698	3,069,744
*St. Modwen Properties P.L.C.	614,076	2,256,538
Tullett Prebon P.L.C.	757,461	4,495,501
Unite Group P.L.C.	192,038	835,868

Total Financials		109,059,810

Health Care — (3.4%)
#*Alizyme P.L.C.	660,805	43,382
*Antisoma P.L.C.	2,024,536	1,244,051
*Ark Therapeutics Group P.L.C.	638,344	460,016
*Assura Group, Ltd. P.L.C.	48,153	23,515
*Axis-Shield P.L.C.	223,504	1,546,312
Biocompatibles International P.L.C.	147,081	595,848
Bioquell P.L.C.	90,893	208,442
*BTG P.L.C.	730,460	2,280,666
Care UK P.L.C.	199,792	1,154,424
Consort Medical P.L.C.	116,271	770,887
Corin Group P.L.C.	151,637	181,291
Dechra Pharmaceuticals P.L.C.	201,204	1,514,262
Genetix Group P.L.C.	151,246	157,436
Genus P.L.C.	157,057	1,720,380
Goldshield Group P.L.C.	119,590	941,786
Hikma Pharmaceuticals P.L.C.	430,418	3,326,687
Nestor Healthcare Group P.L.C.	443,850	349,168
*Oxford Biomedica P.L.C.	2,123,042	488,054
*Prostrakan Group P.L.C.	38,359	68,314
*Renovo Group P.L.C.	95,255	39,008
*SkyePharma P.L.C.	55,765	75,241
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	392,188
SSL International P.L.C.	753,239	7,822,386
Synergy Health P.L.C.	28,214	280,425
*Vectura Group P.L.C.	1,085,207	1,519,534
*William Ransom & Son P.L.C.	30,000	2,300

Total Health Care		27,206,003

Industrials — (31.8%)
*AEA Technology P.L.C.	539,970	247,866
Aggreko P.L.C.	611,546	7,601,086
Air Partner P.L.C.	37,086	344,813
Alumasc Group P.L.C.	131,547	232,173
Arriva P.L.C.	655,941	4,727,085
Ashtead Group P.L.C.	1,976,882	2,600,495
Atkins WS P.L.C.	425,663	3,936,911
*Autologic Holdings P.L.C.	96,590	44,575
*Avis Europe P.L.C.	197,823	99,842
Babcock International Group P.L.C.	853,247	8,470,820
Balfour Beatty P.L.C.	98,175	426,801
BBA Aviation P.L.C.	1,204,134	3,038,629
Bodycote P.L.C.	722,295	1,929,905
Braemar Shipping Services P.L.C.	81,108	578,476
#Brammer P.L.C.	185,266	389,640
*British Airways P.L.C.	92,560	274,877
BSS Group P.L.C.	489,152	2,132,909
Camellia P.L.C.	2,437	301,464

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
Carillion P.L.C.	1,523,518	$7,339,374
Carr’s Milling Industries P.L.C.	35,330	260,563
Castings P.L.C.	162,757	499,285
Charter International P.L.C.	614,873	6,992,444
Chemring Group P.L.C.	128,869	5,527,463
Chloride Group P.L.C.	1,025,093	2,706,429
Clarkson P.L.C.	68,229	923,134
Communisis P.L.C.	561,133	151,859
Connaught P.L.C.	319,006	2,115,251
*Cookson Group P.L.C.	515,765	3,077,664
Costain Group P.L.C.	1,269,584	572,067
*Danka Business Systems P.L.C.	1,029,605	34,304
Davis Service Group P.L.C.	670,430	4,593,693
De la Rue P.L.C.	387,017	5,796,504
Dewhurst P.L.C.	9,000	35,451
*easyJet P.L.C.	548,462	3,228,611
Eleco P.L.C.	80,000	48,796
Fenner P.L.C.	671,987	1,762,557
Firstgroup P.L.C.	681,105	4,188,837
Forth Ports P.L.C.	175,092	3,170,037
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,430	798,795
Go-Ahead Group P.L.C.	169,568	3,949,503
Hampson Industries P.L.C.	430,496	511,804
Hays P.L.C.	5,101,389	8,172,104
Helphire P.L.C.	1,050,597	988,065
Hogg Robinson Group P.L.C.	103,893	62,904
#Homeserve P.L.C.	227,284	6,015,087
Hyder Consulting P.L.C.	168,297	682,539
IMI P.L.C.	1,191,221	8,401,977
*Impellam Group P.L.C.	35,258	38,961
Interserve P.L.C.	498,625	1,903,082
Intertek Group P.L.C.	539,854	11,091,513
Invensys P.L.C.	472,034	2,181,893
ITE Group P.L.C.	1,190,261	2,366,151
J. Smart & Co. (Contractors) P.L.C.	22,500	155,150
Keller Group P.L.C.	271,131	3,172,382
Kier Group P.L.C.	141,688	2,236,677
Latchways P.L.C.	41,288	439,960
Lavendon Group P.L.C.	175,529	402,949
Lincat Group P.L.C.	14,452	100,826
*Low & Bonar P.L.C.	763,541	410,735
Management Consulting Group P.L.C.	1,026,246	446,274
*Mears Group P.L.C.	31,734	146,542
Meggitt P.L.C.	1,630,199	6,527,012
Melrose P.L.C.	1,121,380	3,131,043
Michael Page International P.L.C.	1,235,568	6,511,423
Mitie Group P.L.C.	1,208,230	4,726,741
*MJ Gleeson Group P.L.C.	195,875	364,620
Morgan Crucible Co. P.L.C.	1,144,879	2,940,790
Morgan Sindall P.L.C.	161,485	1,493,495
Mouchel Group P.L.C.	469,006	1,463,496
MS International P.L.C.	50,000	171,889
#National Express Group P.L.C.	487,807	2,594,794
Northgate P.L.C.	313,860	1,127,334
PayPoint P.L.C.	87,805	645,787
PV Crystalox Solar P.L.C.	597,857	639,642
Qinetiq P.L.C.	2,172,472	5,838,845
Regus P.L.C.	3,220,926	5,379,876
*Rentokil Initial P.L.C.	1,708,492	2,903,403
Ricardo P.L.C.	222,000	880,802

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Industrials — (Continued)
*Richmond Oil & Gas P.L.C.	220,000	$—
Robert Walters P.L.C.	392,488	1,149,195
ROK P.L.C.	723,316	551,027
RPS Group P.L.C.	788,615	2,704,036
Scott Wilson Group P.L.C.	83,704	176,206
Senior P.L.C.	1,671,692	1,674,429
Severfield-Rowen P.L.C.	351,952	951,663
Shanks Group P.L.C.	1,642,693	2,314,321
SIG P.L.C.	1,366,866	2,659,983
Speedy Hire P.L.C.	178,122	105,787
*Spice P.L.C.	4,494	5,864
Spirax-Sarco Engineering P.L.C.	301,608	5,381,748
Stagecoach Group P.L.C.	803,167	1,902,230
Sthree P.L.C.	299,337	1,233,040
#T. Clarke P.L.C.	148,717	321,063
Tarsus Group P.L.C.	212,372	402,573
Tomkins P.L.C.	3,282,427	9,005,026
Travis Perkins P.L.C.	482,448	5,951,606
Tribal Group P.L.C.	132,810	145,661
Trifast P.L.C.	359,985	147,437
UK Mail Group P.L.C.	198,762	1,101,315
Ultra Electronics Holdings P.L.C.	267,145	5,766,343
Umeco P.L.C.	196,406	884,624
#*Volex Group P.L.C.	241,088	322,298
Vp P.L.C.	167,463	456,068
VT Group P.L.C.	677,021	6,026,593
Weir Group P.L.C. (The)	479,090	5,490,425
Wincanton P.L.C.	479,763	1,736,629
WSP Group P.L.C.	262,651	1,287,303
XP Power, Ltd.	73,546	365,243

Total Industrials		252,639,291

Information Technology — (12.5%)
Acal P.L.C.	104,729	215,116
Alphameric P.L.C.	127,141	62,437
*Alterian P.L.C.	179,139	514,174
Anite P.L.C.	1,166,924	650,909
ARM Holdings P.L.C.	4,777,637	11,606,124
Aveva Group P.L.C.	275,408	4,011,311
Computacenter P.L.C.	423,790	1,963,471
*CSR P.L.C.	380,954	2,780,599
#Dialight P.L.C.	111,362	344,820
Dicom Group P.L.C.	317,667	937,760
Dimension Data Holdings P.L.C.	5,615,130	6,524,511
Diploma P.L.C.	459,990	1,243,611
Domino Printing Sciences P.L.C.	455,803	2,221,533
E2V Technologies P.L.C.	247,588	284,423
Electrocomponents P.L.C.	1,576,293	3,781,033
Fidessa Group P.L.C.	130,344	2,555,467
*Gresham Computing P.L.C.	204,631	88,745
Halma P.L.C.	1,486,473	5,547,008
*Imagination Technologies Group P.L.C.	882,944	3,036,006
Innovation Group P.L.C.	2,537,718	468,227
*Intec Telecom Systems P.L.C.	1,201,847	2,152,591
Kewill P.L.C.	368,863	577,747
Laird P.L.C.	719,642	1,720,360
Logica P.L.C.	3,037,910	5,759,339
Micro Focus International P.L.C.	452,097	2,499,600
*Misys P.L.C.	1,982,492	6,711,250
*Morse P.L.C.	367,208	233,523
Oxford Instruments P.L.C.	193,856	774,164

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
Phoenix IT Group, Ltd. P.L.C.	197,369	$722,966
Premier Farnell P.L.C.	1,379,926	3,254,202
Psion P.L.C.	499,513	959,501
*Raymarine P.L.C.	249,080	44,800
Renishaw P.L.C.	184,262	1,646,022
RM P.L.C.	363,499	870,461
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	350,626	6,524,289
*Scipher P.L.C.	34,563	638
*SDL P.L.C.	333,680	2,209,413
Spectris P.L.C.	490,382	5,442,149
Spirent Communications P.L.C.	2,766,948	4,160,245
*Telecity Group P.L.C.	25,779	141,487
TT electronics P.L.C.	595,193	709,634
Vislink P.L.C.	588,460	233,855
*Wolfson Microelectronics P.L.C.	493,841	986,517
Xaar P.L.C.	220,887	336,951
Xchanging P.L.C.	541,322	1,974,116

Total Information Technology		99,483,105

Materials — (4.2%)
British Polythene Industries P.L.C.	102,332	396,632
Carclo P.L.C.	214,230	341,285
Croda International P.L.C.	484,717	5,935,810
Delta P.L.C.	591,338	1,619,359
DS Smith P.L.C.	1,591,931	3,040,332
Elementis P.L.C.	1,858,096	1,933,572
*Ferrexpo P.L.C.	53,508	130,263
Filtrona P.L.C.	704,266	1,928,873
*Gem Diamonds, Ltd.	3,895	14,681
Hill & Smith Holdings P.L.C.	275,101	1,444,135
#Hochschild Mining P.L.C.	223,726	1,005,217
*Inveresk P.L.C.	125,000	3,283
Marshalls P.L.C.	658,597	1,027,348
Mondi P.L.C.	943,611	5,208,467
*Petropavlovsk P.L.C.	105,983	1,819,991
Porvair P.L.C.	158,128	188,652
RPC Group P.L.C.	404,286	1,707,979
Victrex P.L.C.	321,880	4,006,413
Yule Catto & Co. P.L.C.	505,169	1,401,099
Zotefoams P.L.C.	96,852	143,156

Total Materials		33,296,547

Other — (0.0%)
*JJB Sports P.L.C. Excess Application Shares	600,793	295,816

Telecommunication Services — (0.7%)
*COLT Telecom Group SA	1,213,428	2,463,297
Kcom Group P.L.C.	2,504,455	1,664,477
Telecom Plus P.L.C.	257,500	1,287,293

Total Telecommunication Services		5,415,067

Utilities — (0.4%)
Dee Valley Group P.L.C.	12,109	167,797
Drax Group P.L.C.	81,042	616,586
Northumbrian Water Group P.L.C.	607,244	2,292,806
Pennon Group P.L.C.	50,392	374,381
Total Utilities		3,451,570

TOTAL COMMON STOCKS		765,085,533

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.1%)
*Barratt Developments P.L.C. Rights 11/03/09	305,706	$677,853
*Brammer P.L.C. Rights 11/13/09	185,266	176,360
*Laird P.L.C. Rights 11/13/09	359,821	239,176
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		1,093,389

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,070,000 FNMA 6.50%, 06/25/39, valued at $2,227,838) to be repurchased at $2,191,035	$2,191	2,191,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund LP	24,472,278	24,472,278
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $527,028) to be repurchased at $516,697	$517	516,694

TOTAL SECURITIES LENDING COLLATERAL		24,988,972

TOTAL INVESTMENTS — (100.0%) (Cost $851,007,486)		$793,358,894

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
Agrana Beteiligungs AG	16,245	$1,535,657
Andritz AG	116,739	6,428,780
#*A-TEC Industries AG	21,828	332,896
Austria Email AG	715	4,556
*Austriamicrosystems AG	123	2,632
BKS Bank AG	3,120	81,270
*BWIN Interactive Entertainment AG	79,165	3,826,318
BWT AG	27,601	705,831
#*CA Immobilien Anlagen AG	130,641	1,933,494
*Christ Water Techology AG	24,819	120,737
Constantia Packaging AG	18,095	988,393
*Conwert Immobilien Invest AG	48,984	598,275
*EAG-Beteiligungs AG	1,650	25,518
EVN AG	36,696	693,613
Flughafen Wien AG	39,948	2,005,054
*Frauenthal Holding AG	12,084	135,157
*Intercell AG	104,732	4,046,151
Josef Manner & Co. AG	870	57,615
*Kapsch TrafficCom AG	1,065	37,445
Lenzing AG	4,701	1,611,558
#Mayr-Melnhof Karton AG	31,265	2,945,598
Oberbank AG	37,974	2,368,883
#Oesterreichischen Post AG	98,332	2,869,880
#Palfinger AG	45,976	1,091,428
*RHI AG	93,231	2,586,931
Rosenbauer International AG	11,816	456,894
*S&T System Integration & Technology Distribution AG	6,404	131,761
#Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,500,791
*Sparkassen Immobilien AG	58,185	458,968
Strabag SE	95,319	2,930,618
UBM Realitaetenentwicklung AG	1,440	65,451
#Uniqa Versicherungen AG	183,096	3,608,383
Voestalpine AG	65,130	2,227,054
*Warimpex Finanz und Beteiligungs AG	5,570	18,801
*Wienerberger AG	142,991	2,583,077
*Wolford AG	11,165	197,872
*Zumtobel AG	76,175	1,316,886

TOTAL AUSTRIA		52,530,226

BELGIUM — (3.8%)
Ackermans & van Haaren NV	81,854	5,925,427
*Agfa-Gevaert NV	368,855	2,221,886
Banque Nationale de Belgique SA	952	4,812,253
*Barco NV	53,143	2,138,057
Bekaert SA	56,746	7,297,993
Co.Br.Ha Societe Commerciale de Brasserie SA	115	233,212
Compagnie d’Entreprises CFE	40,394	2,299,506
*Compagnie du Bois Sauvage SA	87	13
Compagnie Immobiliere de Belgique SA	10,535	320,155
#Compagnie Maritime Belge SA	61,365	1,842,684
#*Deceuninck NV	247,412	504,861
*Devgen NV	3,090	45,991
D’Ieteren SA	12,852	4,658,971
Duvel Moorgat SA	8,799	604,544
Econocom Group SA	65,485	941,868
Elia System Operator SA/NV	112,393	4,538,575
Euronav SA	86,793	1,692,198
EVS Broadcast Equipment SA	13,059	960,281

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Exmar NV	76,531	$966,728
Floridienne SA	2,033	284,178
*Galapagos NV	4,970	59,349
Hamon & Compagnie International SA	2,193	92,258
Henex SA	7,487	429,108
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	381,548
#*International Brachtherapy SA	35,773	214,956
Ion Beam Applications SA	67,020	915,386
Jensen-Group NV	12,030	116,889
Kinepolis Group NV	5,063	206,377
Lotus Bakeries SA	1,361	646,649
#Melexis NV	88,696	930,919
*Nyrstar NV	140,979	1,643,320
Omega Pharma SA	82,044	4,035,271
#*Option NV	19,215	36,372
*Picanol NV	16,620	60,016
#*RealDolmen NV	6,066	126,724
Recticel SA	52,387	392,387
*Resilux NV	4,095	288,924
Rosier SA	655	263,246
*Roularta Media Group NV	3,344	75,206
SAPEC SA (4775951)	3,531	324,846
*SAPEC SA (5389544)	75	1,214
Sioen Industries NV	52,140	329,715
Sipef NV	24,100	1,274,149
*Spector Photo Group SA	11,235	14,041
*Systemat-Datarelay SA	26,232	176,665
*Telenet Group Holding NV	148,890	3,968,405
Ter Beke NV	2,281	171,820
Tessenderlo Chemie NV	90,268	3,307,293
*ThromboGenics NV	13,144	304,578
Umicore SA	143,678	4,363,987
Unibra SA	1,600	383,806
Van De Velde NV	27,632	1,136,520
*VPK Packaging Group SA	12,084	426,802

TOTAL BELGIUM		69,388,127

DENMARK — (2.3%)
*Aarhus Lokalbank A.S.	8,030	110,307
*Aktieselskabet Roskilde Bank A.S.	32,685	2,262
*Aktieselskabet Skjern Bank A.S.	3,276	118,008
Alk-Abello A.S.	14,179	1,203,864
*Alm. Brand A.S.	27,560	671,259
*Amagerbanken A.S.	32,395	356,581
Ambu A.S.	22,100	452,958
Arkil Holdings A.S. Series B	780	118,224
#Auriga Industries A.S. Series B	46,057	777,614
*Bang & Olufsen Holdings A.S.	91,461	1,405,669
*Bavarian Nordic A.S.	17,176	682,588
#*BoConcept Holding A.S.	5,650	133,414
*Brodrene Hartmann A.S. Series B	11,730	169,233
*Brondbyernes IF Fodbold A.S. Series B	15,450	91,623
D/S Norden A.S.	45,306	1,697,747
*Dalhoff, Larson & Horneman A.S. Series B	32,000	153,702
*Dantherm Holding A.S.	13,100	61,092
*DFDS A.S.	11,236	771,552
*DiBa Bank A.S.	2,300	46,644
*Djursland Bank A.S.	8,970	279,300
East Asiatic Co., Ltd. A.S.	52,687	1,903,458
F.E. Bording A.S.	600	71,185
*Fionia Holding A.S.	17,880	—

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$332,091
#*GN Store Nord A.S.	517,039	2,902,924
*GPV Industi A.S.	2,200	13,051
#*Greentech Energy Systems A.S.	70,326	349,528
*Gronlandsbanken A.S.	768	60,528
#*H&H International A.S. Series B	1,920	98,230
Harboes Bryggeri A.S.	10,250	242,552
Hojgaard Holding A.S. Series B	2,750	108,144
IC Companys A.S.	33,305	922,208
*Incentive A.S.	3,575	13,078
Jeudan A.S.	2,516	222,037
*Jyske Bank A.S.	65,983	2,462,755
*Lan & Spar Bank A.S.	5,150	286,894
*Lastas A.S. Series B	11,200	85,074
*Lollands Bank A.S.	750	29,053
*Maconomy Corp. A.S.	7,833	10,834
#*Mols-Linien A.S.	27,490	311,147
#*NeuroSearch A.S.	42,054	693,738
#*NKT Holding A.S.	58,121	3,297,826
*Nordjyske Bank A.S.	17,600	401,634
*Norresundby Bank A.S.	7,350	260,343
*Ostjydsk Bank A.S.	2,554	237,821
#*Parken Sport & Entertainment A.S.	8,234	804,336
Per Aarsleff A.S. Series B	5,975	640,197
#*Ringkjoebing Landbobank A.S.	14,890	1,814,477
Roblon A.S. Series B	540	64,018
#Rockwool International A.S.	6,487	548,676
*Royal Unibrew A.S.	12,465	362,628
*Salling Bank A.S.	910	87,577
*Sanistal A.S. Series B	4,051	66,091
Satair A.S.	8,525	292,591
Schouw & Co. A.S.	70,768	1,384,233
SimCorp A.S.	16,263	3,131,107
#*Sjaelso Gruppen A.S.	29,228	85,604
*SKAKO Industries A.S.	5,130	50,400
Solar Holdings A.S. Series B	3,694	214,572
Sondagsavisen A.S.	36,665	198,872
*Spar Nord Bank A.S.	115,369	1,384,617
*Sparbank A.S.	10,930	274,195
*Sparekassen Faaborg A.S.	1,972	335,459
*Sydbank A.S.	140,905	3,446,214
Thrane & Thrane A.S.	9,883	269,581
Tivoli A.S.	969	615,822
*TK Development A.S.	91,681	432,535
#*TopoTarget A.S.	79,781	40,539
Torm A.S.	69,423	742,672
*Vestfyns Bank A.S.	680	77,738
*Vestjysk Bank A.S.	24,162	499,328

TOTAL DENMARK		42,483,853

FINLAND — (7.0%)
Ahlstrom Oyj	4,420	60,631
#*Aldata Solutions Oyj	194,535	137,258
Alma Media Oyj	277,852	2,771,641
*Amanda Capital Oyj	67,120	177,662
Amer Sports Oyj Series A	307,264	2,691,136
Aspo Oyj	68,141	601,442
Atria P.L.C.	2,584	48,221
Bank of Aland P.L.C.	17,663	621,730
BasWare Oyj	34,550	677,981
*Biotie Therapies Corp. Oyj	265,590	203,331

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FINLAND — (Continued)
Cargotec Oyj Series B	109,737	$2,350,380
Componenta Oyj	34,400	207,222
#Comptel P.L.C.	324,863	348,328
#Cramo Oyj	104,189	1,687,587
Digia P.L.C.	55,020	249,055
Efore Oyj	114,965	143,476
Elisa Oyj	276,614	5,356,961
Etteplan Oyj	62,600	279,565
*Finnair Oyj	186,376	1,059,743
*Finnlines Oyj	124,906	1,285,816
Fiskars Oyj Abp Series A	181,663	2,570,588
F-Secure Oyj	445,873	1,624,416
*GeoSentric Oyj	244,900	18,036
#Glaston Oyj Abp	131,940	229,067
HKScan Oyj Series A	72,398	938,861
Huhtamaki Oyj	338,637	4,577,258
#Ilkka-Yhtyma Oyj	60,256	538,025
KCI Konecranes Oyj	234,271	6,252,168
Kemira Oyj	248,868	3,946,156
Kesko Oyj	138,078	4,595,112
Laennen Tehtaat Oyj	18,920	414,543
Lassila & Tikanoja Oyj	117,954	2,637,726
Lemminkainen Oyj	13,072	500,195
#*Metso Corp. Oyj	206,460	5,765,320
*M-Real Oyj Series B	3,798,185	5,517,413
Neomarkka Oyj	16,652	137,093
#Nokian Renkaat Oyj	325,926	6,954,619
Nordic Aluminium Oyj	10,440	224,230
Okmetic Oyj	54,904	201,377
Olvi Oyj Series A	31,354	1,121,465
Oriola-KD Oyj Series A	26,000	138,068
Oriola-KD Oyj Series B	124,131	654,572
Orion Oyj Series A	96,540	1,844,063
Orion Oyj Series B	253,721	4,821,430
Outokumpu Oyj Series A	188,979	3,124,899
Outotec Oyj	36,018	1,139,206
#PKC Group Oyj	48,390	390,878
Pohjola Bank P.L.C.	372,375	4,137,933
*Ponsse Oyj	22,814	174,531
Poyry Oyj	179,728	2,659,181
Raisio P.L.C.	462,617	1,727,837
*Ramirent Oyj	299,709	2,981,112
Rapala VMC Oyj	113,258	808,334
Rautaruukki Oyj Series K	135,670	2,765,505
Raute Oyj Series A	10,390	112,594
#Ruukki Group Oyj	303,857	973,952
#Sanoma Oyj	162,312	2,996,276
Scanfil Oyj	123,479	470,335
*Sponda Oyj	159,511	571,542
Stockmann Oyj Abp Series A	43,914	1,198,639
#Stockmann Oyj Abp Series B	99,920	2,559,681
Talentum Oyj	129,629	358,903
Tecnomen Lifetree Oyj	2,061	2,785
Teleste Oyj	53,559	313,989
Tieto Oyj	277,638	5,544,956
#Trainers’ House P.L.C.	107,200	82,058
Tulikivi Oyj	79,440	122,739
Turkistuottajat Oyj	8,490	107,478
#Uponor Oyj Series A	206,241	3,733,202
Vacon Oyj	42,777	1,519,638
#Vaisala Oyj Series A	39,132	1,391,390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FINLAND — (Continued)
Viking Line Abp	10,400	$504,518
Wartsila Corp. Oyj Series B	119,988	4,343,652
#Yit Oyj	206,080	3,980,113

TOTAL FINLAND		127,978,823

FRANCE — (12.3%)
#Akka Technologies SA	6,655	113,375
Ales Groupe SA	32,239	569,362
*ALTEN SA	60,626	1,520,936
#*Altran Technologies SA	343,804	1,654,821
April Group SA	70,844	2,656,760
Arkema SA	199,362	7,610,594
Assystem SA	52,519	707,363
#*Atari SA	4,202	49,703
*Atos Origin SA	143,571	6,721,508
Aubay SA	10,285	60,542
Audika SA	21,857	696,681
*Baccarat SA	1,090	235,898
Banque Tarneaud SA	1,430	236,148
Beneteau SA	176,815	2,766,425
Bigben Interactive	8,718	114,495
bioMerieux SA	16,058	1,782,336
Boiron SA	27,525	1,133,974
Boizel Chanoine Champagne SA	6,006	362,229
#Bonduelle SCA	12,784	1,465,603
*Bongrain SA	14,661	1,105,846
#Bourbon SA	162,224	6,746,721
*Bull SA	289,386	1,209,623
Burelle SA	3,894	497,245
*Cafom SA	5,092	74,022
Canal Plus SA	258,807	2,064,545
Carbone Lorraine SA	56,403	1,932,548
CBo Territoria	28,320	166,535
#*Cegedim SA	11,061	1,058,232
#*Club Mediterranee SA	60,303	1,223,299
*Compagnie Generale de Geophysique-Veritas SA	219,970	4,356,572
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	80,319
*Compagnie International Andre Trigano SA	983	83,181
#*CS Communication & Systemes SA	7,938	95,830
Damartex SA	21,236	464,861
#Delachaux SA	27,616	1,908,510
#Derichebourg SA	530,469	2,604,416
*Dynaction SA	14,655	171,341
#EDF Energies Nouvelles SA	24,912	1,329,799
Electricite de Strasbourg SA	22,706	3,723,105
Esso S.A.F.	8,945	1,224,598
Establissements Maurel et Prom SA	305,061	6,132,788
Euler Hermes SA	36,906	2,929,848
*Euro Disney SCA (4320878)	89	16
#*Euro Disney SCA (B29QD14)	48,370	383,568
Exel Industries SA	10,841	444,191
*Explosifs et de Produits Chimiques	524	243,754
#*Faurecia SA	76,758	1,482,878
#Fimalac SA	29,963	1,561,545
#Fleury Michon SA	4,694	264,944
*Gascogne SA	6,907	325,065
Gaumont SA	14,184	858,814
*GECI International	60,409	276,954
*Gemalto NV	149,247	6,272,472
Gevelot SA	3,584	131,129
GFI Informatique SA	122,870	604,348

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Gifi SA	7,360	$488,947
Ginger Groupe Ingenierie Europe SA	10,523	213,662
GL Events SA	7,882	183,924
GPE Groupe Pizzorno	5,200	132,917
Groupe Crit SA	24,255	592,646
*Groupe Eurotunnel SA	186,644	1,845,067
#*Groupe Flo SA	29,358	175,451
*Groupe Go Sport SA	2,740	88,711
*Groupe Gorge	18,510	223,248
Groupe Guillin SA	1,200	87,915
#Groupe Open SA	27,590	254,797
#Groupe Steria SCA	66,183	1,977,199
Guerbet SA	5,824	958,888
Guyenne et Gascogne SA	25,246	2,523,710
#Haulotte Group SA	55,825	608,180
Havas SA	1,165,955	4,431,486
#Idsud SA	2,227	96,591
#Imerys SA	39,232	2,150,400
Ingenico SA	103,297	2,549,658
Ipsen SA	18,673	951,420
Ipsos SA	83,610	2,559,934
*JC Decaux SA	51,262	1,036,428
#*Kaufman & Broad SA	2,387	58,037
Korian SA	5,455	156,851
Laurent-Perrier SA	11,820	943,915
*Lectra SA	83,499	306,952
Lisi SA	16,055	730,551
#*LVL Medical Groupe SA	24,346	540,741
M6 Metropole Television SA	148,116	3,567,675
Maisons France Confort SA	1,726	59,879
#*Manitou BF SA	46,880	680,953
Manutan International SA	13,517	737,793
*MGI Coutier SA	2,753	68,875
Mr. Bricolage SA	23,846	428,955
#Naturex SA	8,691	369,790
#Neopost SA	61,086	5,345,872
Nexans SA	92,377	6,523,139
Nexity SA	18,755	697,694
Norbert Dentressangle SA	12,330	850,795
*Oeneo SA	102,487	168,636
Orpea SA	96,748	4,358,917
*Osiatis	1,400	6,319
#PagesJaunes SA	183,448	2,247,779
Paris Orleans et Cie SA	2,708	85,657
Pierre & Vacances SA	15,567	1,282,922
Plastic Omnium SA	29,952	853,845
Plastivaloire SA	4,552	93,780
PSB Industries SA	8,438	223,727
Radiall SA	4,766	336,488
#Rallye SA	77,113	2,618,134
*Recylex SA	35,449	455,267
#Remy Cointreau SA	76,509	3,693,977
*Rexel SA	234,965	3,135,519
#*Rhodia SA	224,856	3,313,268
Robertet SA	3,167	381,664
*Rougier SA	6,115	244,536
#Rubis SA	32,177	2,954,101
#*S.T. Dupont SA	39,440	12,162
*Sa des Ciments Vicat SA	158	13,109
Sabeton SA	13,500	217,662
Saft Groupe SA	42,327	2,197,660

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAMSE SA	8,545	$692,324
SCOR SE	108,387	2,758,544
SEB SA	88,673	4,935,375
Sechilienne SA	56,504	2,284,088
Securidev SA	2,500	66,914
*SeLoger.com SA	7,108	248,935
Signaux Girod SA	894	66,248
Societe BIC SA	84,787	5,884,544
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,319,024
Societe Pour l’Informatique Industrielle SA	40,908	283,191
#Societe Television Francaise 1 SA	171,170	2,687,492
#*Soitec SA	107,280	1,463,695
*Solving Efeso International SA	1,567	5,331
Somfy SA	21,738	5,117,758
Sopra Group SA	22,982	1,646,212
Sperian Protection SA	18,519	1,320,880
#Stallergenes SA	31,063	2,622,824
Stef-TFE SA	28,838	1,739,358
Sucriere de Pithiviers Le Vieil	1,745	1,614,733
Synergie SA	32,941	837,162
Teleperformance SA	158,000	5,072,800
Tessi SA	5,050	364,769
#*Theolia SA	86,282	489,743
#*THOMSON	1,013,751	1,403,723
#Tonnellerie Francois Freres SA	3,839	179,306
Toupargel Groupe SA	75	1,909
*UbiSoft Entertainment SA	196,028	3,089,361
#Union Financiere de France Banque SA	15,895	616,114
#*Valeo SA	232,962	6,323,949
Viel et Compagnie SA	158,130	756,829
#Vilmorin & Cie SA	18,821	2,061,717
#Virbac SA	16,251	1,529,186
VM Materiaux SA	6,914	416,820
Vranken Pommery Monopole SA	9,533	434,652
#Zodiac Aerospace SA	105,911	3,572,436
Zueblin Immobiliere France SA	1,285	9,077

TOTAL FRANCE		225,504,013

GERMANY — (13.4%)
A.S. Creation Tapeton AG	6,853	226,664
*AAP Implantate AG	47,250	80,766
*Aareal Bank AG	561,290	12,138,286
*Abwicklungsellschaft Roesch AG	7,300	397
ADCapital AG	33,040	324,718
*Adlink Internet Media AG	69,691	391,522
Agrob Immobilien AG	5,800	78,538
Aixtron AG	259,027	7,740,951
*Aligna AG	324,899	384,348
Amadeus Fire AG	16,192	320,923
Andreae-Noris Zahn AG	26,412	933,284
Augusta Technologie AG	26,396	361,488
Aurubis AG	146,836	5,824,231
*Axel Springer AG	1,437	150,072
Baader Bank AG	135,150	632,436
Bauer AG	4,607	182,608
Bechtle AG	39,024	923,794
Bertrandt AG	22,607	589,152
*Beta Systems Software AG	8,550	33,066
Bilfinger Berger AG	162,980	10,434,934
*Biolitec AG	26,843	155,288
Biotest AG	21,301	1,331,950

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
*BKN International AG	35,508	$5,691
*BMP AG	45,099	55,650
*Borussia Dortmund GmbH & Co. KGaA	208,512	284,919
*Business Media China AG	3,172	1,819
Carl Zeiss Meditec AG	36,394	539,164
*CENTROTEC Sustainable AG	41,054	517,757
#*Centrotherm Photovoltaics AG	5,094	232,543
#Cewe Color Holding AG	13,917	474,357
Comdirect Bank AG	131,903	1,153,697
#*Constantin Medien AG	318,746	810,026
*CropEnergies AG	6,700	33,007
CTS Eventim AG	50,168	2,549,922
#Curanum AG	83,165	386,346
D. Logistics AG	113,203	205,034
DAB Bank AG	130,043	770,599
Data Modul AG	10,414	123,928
Demag Cranes AG	14,647	501,379
Deutsche Euroshop AG	87,386	2,980,056
#*Deutsche Wohnen AG	68,918	763,874
*Deutz AG	249,610	1,170,503
*Dierig Holding AG	10,500	109,557
#Douglas Holding AG	100,341	4,461,443
Dr. Hoenle AG	14,858	111,694
*Drillisch AG	92,184	579,293
Duerr AG	36,259	792,745
DVB Bank SE	173,470	6,413,252
Elexis AG	32,938	463,545
*Elmos Semiconductor AG	34,592	215,524
#ElreingKlinger AG	18,000	355,301
Erlus AG	2,970	116,045
Euwax AG	17,978	1,374,639
#*Evotec AG	1,204,328	3,541,975
#Fielmann AG	56,670	4,183,786
*Freenet AG	225,238	2,964,290
Fuchs Petrolub AG	27,656	2,090,284
GBW AG	28,417	503,929
GEA Group AG	158,840	3,002,088
Gerresheimer AG	27,781	807,507
Gerry Weber International AG	42,943	1,362,884
#Gesco AG	9,182	501,203
GFK SE	68,806	2,159,596
GFT Technologies AG	66,050	233,137
Gildemeister AG	43,990	600,787
*Grammer AG	5,985	58,249
Grenkeleasing AG	31,484	1,232,683
Hamborner AG	62,450	720,208
Hamburger Hafen und Logistik AG	31,666	1,233,729
*Hansa Group AG	146,815	208,545
Hawesko Holding AG	19,463	542,562
#*Heidelberger Druckmaschinen AG	19,905	146,251
Hochtief AG	30,167	2,256,304
*Homag Group AG	761	9,457
*IKB Deutsche Industriebank AG	21,843	29,186
Indus Holding AG	40,147	688,428
Innovation in Traffic Systems AG	23,949	299,894
Interseroh SE	21,842	1,550,742
#*Intershop Communications AG	58,426	125,421
Isra Vision Systems AG	10,917	169,285
*IVG Immobilien AG	410,355	3,667,986
*Jenoptik AG	153,250	822,977
*Kampa AG	35,505	16,917

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Kizoo AG	33,967	$265,419
Kontron AG	176,510	2,100,390
Krones AG	71,467	3,560,518
KSB AG	4,336	2,446,234
#*Kuka AG	83,226	1,192,773
KWS Saat AG	17,268	2,872,198
Lanxess AG	218,704	6,875,309
Leifheit AG	12,500	212,050
Leoni AG	112,502	2,284,862
Loewe AG	25,187	327,933
*Manz Automation AG	553	38,033
*Marbert AG	1,360	3,181
*MasterFlex AG	10,531	58,112
*Maxdata Computer AG	94,120	16,760
Mediclin AG	119,554	518,723
#*Medigene AG	87,499	527,264
#Medion AG	81,672	856,419
Mensch und Maschine Software AG	27,532	138,122
MLP AG	213,537	2,347,025
*Mologen AG	22,062	226,644
*Morphosys AG	57,456	1,497,045
MTU Aero Engines Holding AG	163,223	7,393,072
#Muehlbauer Holding AG & Co.	14,905	394,530
MVV Energie AG	114,055	5,160,275
#*Nemetschek AG	23,340	515,023
*Nexus AG	33,813	169,734
#*Nordex AG	104,915	1,718,475
*November AG	4,881	7,173
OHB Technology AG	35,659	457,360
Oldenburgische Landesbank AG	4,234	275,791
P&I Personal & Informatik AG	17,889	471,928
*Patrizia Immobilien AG	2,483	13,883
Pfeiffer Vacuum Technology AG	30,723	2,289,201
#*Pfleiderer AG	166,950	1,683,495
*PNE Wind AG	162,926	426,861
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	77,901
Progress-Werk Oberkirch AG	6,250	160,188
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	321,991
Puma AG Rudolf Dassler Sport	2,479	758,736
*PVA TePla AG	51,882	297,584
*QIAGEN NV	257,056	5,338,220
#*QSC AG	287,340	683,992
R. Stahl AG	14,410	324,224
#Rational AG	14,646	2,091,981
REALTECH AG	13,541	143,459
Renk AG	18,838	1,361,059
*Repower Systems AG	5,428	828,403
Rheinmetall AG	107,359	5,829,585
Rhoen-Klinikum AG	379,608	9,172,173
Ruecker AG	20,949	136,705
*S.A.G. Solarstrom AG	2,145	9,227
Sartorius AG	31,248	781,773
*Sektkellerei Schloss Wachenheim AG	14,520	130,942
*SER Systems AG	9,400	207
#*SGL Carbon SE	217,830	8,239,684
*Sinner AG	2,660	58,972
Sixt AG	37,202	1,018,504
*Sky Deutschland AG	388,970	1,604,050
*SM Wirtschaftsberatungs AG	18,841	148,689
Software AG	70,053	6,245,235
*Solar Millennium AG	34,471	1,083,128

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Solarworld AG	110,335	$2,394,382
#*Solon SE	18,438	212,203
Stada Arzneimittel AG	173,213	4,662,443
STINAG Stuttgarter Invest AG	35,003	983,902
*Stoehr & Co. AG	11,000	43,088
Stratec Biomedical Systems AG	26,506	846,706
Sued-Chemie AG	28,301	3,705,669
Suedzucker AG	61,211	1,265,258
*Suess Microtec AG	59,969	275,807
Symrise AG	164,574	2,974,310
Syzygy AG	30,656	169,091
Takkt AG	126,507	1,395,917
*TDS Informationstechnologie AG	89,063	518,986
Telegate AG	20,500	269,731
Tognum AG	84,268	1,287,876
#*Tomorrow Focus AG	113,715	545,917
#*TUI AG	242,621	1,680,411
*UMS United Medical Systems International AG	22,300	179,201
Umweltbank AG	17,805	393,077
*United Internet AG	167,408	2,169,885
VBH Holding AG	9,415	54,972
#*Versatel AG	12,209	94,758
Vossloh AG	35,932	3,540,655
*VTG AG	690	9,529
*Wanderer-Werke AG	7,903	24,690
Wincor Nixdorf AG	112,151	6,558,995
Wirecard AG	255,878	3,276,007
Wuerttembergische Lebensversicherung AG	27,308	702,385
Wuerttembergische Metallwarenfabrik AG	29,451	851,056
Zhongde Waste Technology AG	2,018	35,298

TOTAL GERMANY		244,833,647

GREECE — (3.5%)
*Aegean Airlines S.A.	5,746	35,176
*Aegek S.A.	120,000	294,405
*Agricultural Bank of Greece S.A.	418,043	1,184,918
Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,768,249
*Alfa Alfa Energy S.A.	3,810	7,794
*Altec S.A. Information & Communication Systems	80,278	23,312
Alumil Aluminum Industry S.A.	52,886	89,636
*Alysida S.A.	2,376	6,962
*Anek Lines S.A.	605,331	724,757
*Aspis Bank S.A.	228,007	361,602
*Astir Palace Hotels S.A.	93,886	531,054
Athens Medical Center S.A.	150,874	350,178
*Atlantic Supermarkets S.A.	35,080	56,546
*Attica Bank S.A.	181,970	546,551
*Atti-Kat S.A.	56,554	44,311
Autohellas S.A.	83,520	240,356
*Babis Vovos International Construction S.A.	59,807	444,419
*Balafas S.A.	15,200	4,250
*Balkan Real Estate S.A.	41,970	70,628
Bank of Greece S.A.	73,229	5,536,868
*Benrubi S.A.	20,823	97,461
Centric Multimedia S.A.	51,942	82,427
*Daios Plastics S.A.	16,350	167,628
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	560,833
*Dynamic Life S.A.	16,440	—
Elastron S.A.	247,021	244,258
*Elbisco Holding S.A.	28,098	21,502
Elektrak S.A.	36,580	157,766

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GREECE — (Continued)
Elektroniki Athinon S.A.	34,490	$143,402
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	4,352,197
*Emporiki Bank of Greece S.A.	5,563	40,318
*Etma Rayon S.A.	11,242	23,327
*Euro Reliance General Insurance Co. S.A.	55,110	64,222
*Euromedica S.A.	67,698	529,240
EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	540,432
F.G. Europe S.A.	4,536	9,386
*Forthnet S.A.	226,337	504,966
Fourlis Holdings S.A.	128,489	2,134,588
Frigoglass S.A.	85,507	1,149,541
GEK Terna S.A.	267,249	2,558,641
*Geniki Bank S.A.	300,115	423,398
*Halkor S.A.	226,556	563,239
*Hellenic Cables S.A.	65,236	162,780
Hellenic Duty Free Shops S.A.	98,334	903,904
Hellenic Exchanges S.A.	133,376	1,897,046
Hellenic Petroleum S.A.	188,457	2,284,364
*Hellenic Sugar Industry S.A.	78,005	164,500
Heracles General Cement Co. S.A.	77,436	698,348
Iaso S.A.	206,042	1,259,843
Inform P. Lykos S.A.	35,570	85,729
*Informatics S.A.	3,778	1,724
*Intracom Holdings S.A.	181,308	425,924
*Intracom Technical & Steel Constructions S.A.	345,350	458,263
*Ionian Hotel Enterprises S.A.	16,914	393,285
*Ipirotiki Software & Publications S.A.	22,110	63,124
Karelia Tobacco Co., Inc. S.A.	5,810	517,753
*Kathimerini Publishing S.A.	47,170	339,733
*Lambrakis Press S.A.	115,149	463,038
*Lan-Net S.A.	12,688	22,407
*Lavipharm S.A.	96,324	200,029
Loulis Mills S.A.	41,702	110,470
Marfin Investment Group S.A.	1,010,504	4,026,262
*Maritime Company of Lesvos S.A.	299,836	211,802
Metka S.A.	97,586	1,520,831
Michaniki S.A.	165,545	399,379
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	2,288,476
Mytilineos Holdings S.A.	308,027	2,648,167
*Neorion Holdings S.A.	24,145	40,576
*Pegasus Publishing S.A.	95,510	364,598
*Piraeus Bank S.A.	34,771	599,476
Piraeus Port Authority S.A.	17,752	430,249
*Promota Hellas S.A.	8,860	2,999
*Proton Bank S.A.	72,791	205,021
*Real Estate Development & Services S.A.	94,497	223,321
S&B Industrial Minerals S.A.	54,669	421,671
*Sanyo Hellas S.A.	23,637	12,392
Sarantis S.A.	74,884	547,561
*Selected Textile S.A.	87,690	56,070
*Sfakianakis S.A.	91,320	210,675
*Shelman Hellenic-Swiss Wood S.A.	155,548	155,248
*Spyroy Agricultural Products S.A.	61,348	62,295
Teletypos S.A. Mega Channel S.A.	77,669	520,048
*Terna Energy S.A.	77,105	733,879
*Themeliodomi S.A.	37,422	20,377
Thessaloniki Port Authority S.A.	6,936	142,311
*Thrace Plastics Co. S.A.	109,280	130,759
Titan Cement Co. S.A.	111,366	3,848,992
*TT Hellenic Postbank S.A.	645,380	4,583,559

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
GREECE — (Continued)
*Varvaressos S.A.-European Spinning Mills	36,350	$10,826
Viohalco S.A.	406,612	2,842,725
TOTAL GREECE		64,403,553
IRELAND — (2.6%)
*Abbey P.L.C.	84,370	604,501
*Aer Lingus Group P.L.C.	380,166	318,862
*Allied Irish Banks P.L.C.	807,981	2,230,838
*Aminex P.L.C.	496,086	73,583
*BlackRock International Land P.L.C.	897,420	92,298
C&C Group P.L.C. (B010DT8)	399,607	1,475,081
C&C Group P.L.C. (B011Y09)	318,475	1,175,075
DCC P.L.C.	308,989	8,138,971
Donegal Creameries P.L.C.	26,085	86,685
*Dragon Oil P.L.C.	1,347,570	9,171,834
FBD Holdings P.L.C.	125,728	1,249,944
Fyffes P.L.C.	1,020,533	561,484
Glanbia P.L.C. (0066950)	700,613	2,798,643
Glanbia P.L.C. (4058629)	2,463	9,853
Grafton Group P.L.C.	107,557	536,745
Greencore Group P.L.C.	615,927	1,392,852
IFG Group P.L.C.	205,432	392,715
*Independent News & Media P.L.C.	1,021,294	299,991
Irish Continental Group P.L.C.	91,000	1,723,793
Irish Life & Permanent P.L.C.	91,543	661,981
*Kenmare Resources P.L.C.	2,265,253	902,781
*Kingspan Group P.L.C.	351,640	2,966,163
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	184,669
Paddy Power P.L.C.	180,573	5,778,573
*Providence Resources P.L.C.	6,258,198	414,696
Smurfit Kappa Group P.L.C.	273,766	2,130,413
Total Produce P.L.C.	871,395	443,005
United Drug P.L.C.	799,527	2,632,087
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		48,448,116

ITALY — (7.9%)
*A.S. Roma SpA	293,436	335,565
ACEA SpA	177,488	2,076,284
Acegas-APS SpA	110,973	680,972
Actelios SpA	21,699	122,673
*Aedes SpA	267,165	87,007
Aeroporto de Firenze SpA	17,399	371,063
*Alerion Cleanpower SpA	62,549	48,726
*Amplifon SpA	127,871	496,819
Ansaldo STS SpA	50,735	970,958
Ascopiave SpA	1,411	3,418
Astaldi SpA	216,415	2,018,428
*Autogrill SpA	231,260	2,600,650
Azimut Holding SpA	424,469	5,121,362
Banca Finnat Euramerica SpA	685,945	631,454
Banca Generali SpA	21,809	251,234
Banca Ifis SpA	52,946	610,212
*Banca Intermobiliare SpA	34,484	183,177
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,401,672
Banca Popolare di Milano Scarl	1,012,836	7,535,855
*Banca Profilo SpA	253,156	230,761
Banco di Desio e della Brianza SpA	232,296	1,536,418
#Beghelli SpA	427,981	436,009
Benetton Group SpA	209,290	2,023,657

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
ITALY — (Continued)
Beni Stabili SpA	1,309,500	$1,180,162
#*Biesse SpA	54,004	485,077
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	591,114
Brembo SpA	141,075	1,065,704
#Bulgari SpA	395,239	3,234,165
Buzzi Unicem SpA	175,555	2,945,298
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,224,309
Caltagirone SpA	248,460	909,410
*Cam Finanziaria SpA	36,527	24,693
*Carraro SpA	113,633	456,959
Cembre SpA	40,330	277,710
Cementir SpA	254,820	1,159,519
*Class Editore SpA	165,655	177,460
Credito Artigiano SpA	361,183	979,816
Credito Bergamasco SpA	133,144	5,053,190
*Credito Emiliano SpA	228,115	1,487,856
CSP International Fashion Group SpA	13,481	14,533
*Dada SpA	5,381	57,322
#Danieli & Co. SpA	54,740	1,374,445
Davide Campari - Milano SpA	457,009	4,360,961
De Longhi SpA	305,654	1,308,371
DiaSorin SpA	30,626	1,121,041
#*Digital Multimedia Technologies SpA	24,275	517,187
#*EEMS Italia SpA	4,797	5,562
Emak SpA	57,399	276,740
*ERG Renew SpA	95,849	108,362
#ERG SpA	189,613	2,798,731
*ErgyCapital SpA	4,794	3,555
Esprinet SpA	58,242	583,583
*Eurotech SpA	49,871	218,588
#*Fastweb SpA	35,779	1,018,372
#Fiera Milano SpA	37,863	274,313
Fondiaria - SAI SpA	127,995	2,332,815
Gas Plus SpA	54	552
Gefran SpA	31,849	104,227
#*Gemina SpA	1,186,766	999,999
#Geox SpA	149,354	1,143,403
Gewiss SpA	232,707	1,034,754
Granitifiandre SpA	79,737	409,752
*Gruppo Ceramiche Ricchetti SpA	127,131	116,863
*Gruppo Coin SpA	77,286	460,187
#*Gruppo Editoriale L’Espresso SpA	639,121	1,819,543
Hera SpA	1,460,251	3,228,764
*I Grandi Viaggi SpA	98,547	142,191
*Immsi SpA	696,806	934,338
Impregilo SpA	1,180,326	4,030,887
*Indesit Co. SpA	177,464	2,011,450
Industria Macchine Automatique SpA	58,626	1,116,995
Industria Romagnola Conduttori Elettrici SpA	43,452	107,422
Intek SpA	661,259	308,457
#*Interpump Group SpA	241,525	1,473,976
#Iride SpA	1,343,807	2,479,210
*Isagro SpA	10,591	59,237
Italcementi SpA	149,237	2,148,144
*Italmobiliare SpA	23,493	1,128,493
Landi Renzo SpA	57,780	238,475
Lottomatica SpA	89,443	1,905,758
Maire Tecnimont SpA	115,375	478,013
#*Mariella Burani SpA	32,721	121,468
Marr SpA	127,201	1,117,425
#Mediolanum SpA	170,520	1,082,180

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
ITALY — (Continued)
Milano Assicurazioni SpA	635,144	$2,089,839
#*Mondadori (Arnoldo) Editore SpA	361,989	1,660,946
*Monrif SpA	315,834	195,335
*Montefibre SpA	172,887	38,193
Nice SpA	14,229	64,793
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	124,243
*Permasteelisa SpA	65,300	1,238,886
Piaggio & C. SpA	353,619	898,717
*Pininfarina SpA	82,321	374,234
*Pirelli & Co. SpA	6,723,096	3,777,529
*Premafin Finanziaria SpA	961,257	1,573,480
Prysmian SpA	244,229	4,294,274
*RDM Realty SpA	5,771	21,073
Recordati SpA	390,377	3,028,625
*Richard-Ginori 1735 SpA	140,800	20,954
#Sabaf SpA	22,649	516,279
#SAES Getters SpA	30,068	309,082
#*Safilo Group SpA	503,765	384,578
Saras SpA	557,668	1,810,750
*Seat Pagine Gialle SpA	27,669	7,843
*Snai SpA	85,704	399,025
Societa Iniziative Autostradali e Servizi SpA	83,188	736,386
#*Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,337,373
*Sogefi SpA	173,096	383,952
Sol SpA	166,511	990,483
*Sorin SpA	1,079,611	1,965,509
#*Stefanel SpA	216,413	117,268
*Telecom Italia Media SpA	109,544	19,164
*Tiscali SpA	3,437,478	956,080
Tod’s SpA	45,421	3,131,252
Trevi Finanziaria SpA	121,804	2,073,303
*Unipol Gruppo Finanziario SpA	1,521,628	2,206,208
Vianini Industria SpA	59,070	131,955
Vianini Lavori SpA	175,180	1,283,048
*Vincenzo Zucchi SpA	76,176	50,243
Vittoria Assicurazioni SpA	121,346	686,892
Zignago Vetro SpA	11,414	66,264

TOTAL ITALY		145,567,518

NETHERLANDS — (5.4%)
#Aalberts Industries NV	355,012	4,447,924
#Accell Group NV	35,188	1,714,594
*AFC Ajax NV	18,134	170,757
Amsterdam Commodities NV	60,689	408,611
Arcadis NV	180,820	3,614,633
#*ASM International NV	196,173	3,974,752
*Atag Group NV	4,630	1,976
Batenburg Beheer NV	10,306	295,792
#Beter Bed Holding NV	67,391	1,468,079
*BinckBank NV	31,274	618,690
Brunel International NV	49,814	1,406,110
Crown Van Gelder NV	18,307	222,839
*Crucell NV	230,971	4,588,537
*Crucell NV ADR	45,768	903,918
DOCdata NV	22,463	264,550
*Draka Holding NV	47,528	885,918
Exact Holding NV	58,947	1,625,189
*Fornix Biosciences NV	29,890	316,402
Fugro NV	78,737	4,385,536
Grontmij NV	75,397	2,075,420

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Imtech NV	248,834	$6,325,202
#*InnoConcepts NV	82,239	264,987
KAS Bank NV	47,628	979,198
Kendrion NV	39,829	532,950
Koninklijke Bam Groep NV	415,704	4,889,299
Koninklijke Boskalis Westminster NV	133,054	4,669,923
#Koninklijke Ten Cate NV	98,297	2,301,208
Koninklijke Vopak NV	65,067	4,389,893
#Macintosh Retail Group NV	43,877	901,336
Mediq NV	208,313	3,296,291
Nederlandsche Apparatenfabriek NV	28,810	747,999
Nutreco Holding NV	139,331	7,032,903
Oce NV	336,989	2,130,943
*Ordina NV	150,761	932,806
*Punch Graphix NV	49,509	111,589
*Qurius NV	351,539	149,460
*Randstad Holdings NV	25,148	954,175
*Roto Smeets Group NV	12,436	239,866
Royal Reesink NV	2,050	206,757
SBM Offshore NV	134,711	2,579,785
Sligro Food Group NV	95,164	2,932,082
#Smit Internationale NV	44,064	3,463,648
*SNS Reaal Groep NV	203,922	1,441,366
*Stern Groep NV	1,258	30,524
*Super De Boer NV	255,159	1,786,557
#Telegraaf Media Groep NV	163,704	3,069,877
*Textielgroep Twenthe NV	1,000	3,679
TKH Group NV	98,188	1,627,166
#*TomTom NV	175,974	1,677,353
*Unit 4 Agresso NV	74,403	1,768,040
*USG People NV	203,344	3,537,849
#*Van der Moolen Holding NV	117,201	6,853
Wavin NV	351,774	725,761

TOTAL NETHERLANDS		99,097,552

NORWAY — (3.8%)
Acergy SA	192,943	2,410,016
*Acta Holding ASA	230,000	153,781
Aker Kvaerner ASA	140,625	1,690,463
#*Aktiv Kapital ASA	78,617	562,247
Arendals Fosse Kompani ASA	100	28,118
Atea ASA	222,782	1,462,262
#*Austevoll Seafood ASA	42,508	251,503
#*Blom ASA	80,567	173,485
Bonheur ASA	50,200	1,550,275
#*BW Offshore, Ltd.	138,779	186,092
*Camillo Eitze & Co. ASA	58,200	136,853
*Cermaq ASA	201,540	1,752,489
*Copeinca ASA	32,494	228,390
*Deep Sea Supply P.L.C.	34,000	48,959
*Det Norske Oljeselskap ASA (B0ZY5P6)	15,400	128,797
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,390,338
#*Dockwise, Ltd.	94,000	138,277
#*DOF ASA	117,912	671,554
*EDB Business Partner ASA	164,034	702,572
#*Eitzen Chemical ASA	21,068	8,128
#Ekornes ASA	111,690	2,057,822
Farstad Shipping ASA	59,440	1,378,773
Ganger Rolf ASA	52,803	1,478,816
*Golar LNG, Ltd.	9,000	112,519
#*Golden Ocean Group, Ltd.	284,000	389,420

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Havila Shipping ASA	22,400	$177,874
*IOT Holdings ASA	75,603	1,840
Kongsberg Gruppen ASA	126,836	1,744,269
*Kverneland Group ASA	258,080	173,028
Leroy Seafood Group ASA	15,160	276,889
#*Marine Harvest ASA	4,227,581	3,067,203
Nordic Semiconductor ASA	4,000	30,005
#*Norse Energy Corp. ASA	1,143,079	742,283
#*Norske Skogindustrier ASA Series A	320,620	532,344
#*Norwegian Air Shuttle ASA	49,007	1,391,207
*Norwegian Energy Co. ASA	201,900	544,346
Odfjell ASA Series A	92,300	821,972
ODIM ASA	56,787	314,311
*Olav Thon Eiendomsselskap ASA	12,960	1,523,673
#Opera Software ASA	75,000	321,327
*PCI Biotech AS	3,357	5,863
*Petroleum-Geo Services ASA	351,000	3,305,240
*Petrolia Drilling ASA	7,286,093	580,723
#*Photocure ASA	33,562	284,329
*Pronova BioPharma ASA	248,317	770,287
Prosafe ASA	372,606	1,939,870
*Prosafe Production Public, Ltd.	261,500	585,714
#*Q-Free ASA	51,500	206,232
Rieber and Son ASA Series A	106,654	770,720
Scana Industrier ASA	299,618	473,911
*Schibsted ASA	96,737	1,589,876
*Sevan Marine ASA	325,562	523,163
*Siem Offshore, Inc.	2,000	3,078
Solstad Offshore ASA	57,000	1,070,217
#*Songa Offshore SE	139,750	697,647
SpareBanken 1 SMN	178,812	1,571,100
*Storebrand ASA	633,500	4,304,930
*Subsea 7, Inc.	100,800	1,413,196
Tandberg ASA Series A	208,204	5,570,172
*TGS Nopec Geophysical Co. ASA	404,241	6,130,506
Tomra Systems ASA	587,328	2,956,184
*TTS Marine ASA	41,000	48,250
Veidekke ASA	310,230	2,375,411
Wilh. Wilhelmsen ASA	60,550	1,402,269

TOTAL NORWAY		70,333,408

PORTUGAL — (1.4%)
#*Altri SGPS SA	94,568	543,067
Banco BPI SA	559,833	1,888,356
Banif SGPS SA	193,177	372,270
*Corticeira Amorim SA	223,729	309,366
*Finibanco Holdings SGPS SA	291,186	697,452
Ibersol SGPS SA	20,401	291,330
#*Impresa Sociedade Gestora de Participacoes SA	369,303	739,787
#*Investimentos Participacoes e Gestao SA	319,480	305,750
Jeronimo Martins SGPS SA	506,890	4,515,539
Mota-Engil SGPS SA	341,524	2,028,717
*Novabase SGPS SA	65,729	473,278
*ParaRede SGPS SA	94,525	123,776
Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,337,127
Redes Energeticas Nacionais SA	178,117	781,052
Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	517,684
Sociedade de Investimento e Gestao SGPS SA	256,388	2,836,249
#*Sonae Industria SGPS SA	264,159	952,375
#Sonae SGPS SA	1,138,893	1,498,768

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
*Sonaecom SGPS SA	453,482	$1,297,672
*Sumol + Compal SA	67,967	139,302
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	1,155,446
Toyota Caetano Portugal SA	53,308	325,570
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,905,422

TOTAL PORTUGAL		26,035,355

SPAIN — (4.9%)
#Abengoa SA	134,166	3,536,051
Adolfo Dominguez SA	20,351	325,777
#Almirall SA	94,542	1,249,201
#Amper SA	88,114	780,942
#Antena 3 de Television SA	240,050	2,042,476
#*Avanzit SA	555,254	616,880
*Azkoyen SA	70,532	323,276
#Banco Guipuzcoano SA	339,914	2,557,274
Banco Pastor SA	255,727	1,909,833
Banco Popular Espanol SA	24	218
*Baron de Ley SA	13,910	674,879
#Bolsas y Mercados Espanoles SA	123,169	4,106,091
Campofrio Food Group SA	95,179	963,396
#Cementos Portland Valderrivas SA	30,644	1,415,899
Compania Vinicola del Norte de Espana SA	16,119	338,085
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,588,937
#*Corporacion Dermoestetica SA	30,628	143,214
Duro Felguera SA	172,631	1,715,941
Ebro Puleva SA	312,280	5,946,769
#Elecnor SA	198,254	3,522,631
*Ercros SA	226,106	464,089
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	2,535,864
*Fluidra SA	31,021	148,704
#*General de Alquiler de Maquinaria SA	32,241	284,684
#Gestevision Telecinco SA	191,290	1,977,087
Grupo Catalana Occidente SA	160,495	3,888,704
*Grupo Empresarial Ence SA	358,144	1,439,749
#*Grupo Tavex SA	244,131	231,136
#*Iberia Lineas Aereas de Espana SA	1,381,661	3,810,409
Iberpapel Gestion SA	25,850	425,452
*Inbesos SA	12,494	43,951
Indra Sistemas SA	28,883	679,238
Inmobiliaria del Sur SA	2,902	80,217
#*La Seda de Barcelona SA	1,923,682	959,079
#Laboratorios Farmaceuticos Rovi SA	18,975	214,429
#Mecalux SA	38,470	578,712
Miquel y Costas & Miquel SA	26,111	562,504
*Natra SA	109,456	462,941
*Natraceutical SA	645,689	420,560
#*NH Hoteles SA	421,083	2,203,390
*Nicolas Correa SA	26,994	85,220
#Obrascon Huarte Lain SA	130,017	3,454,582
Papeles y Cartones de Europa SA	209,482	1,188,465
Pescanova SA	24,512	852,223
Prim SA	39,424	413,305
#*Promotora de Informaciones SA	303,496	1,447,400
#Prosegur Cia de Seguridad SA	87,574	3,684,623
*Realia Business SA	112,559	302,312
Service Point Solutions SA	461,144	770,137
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	431,762
Sol Melia SA	206,682	1,831,629
#*Solaria Energia y Medio Ambiente SA	59,008	219,390
#*SOS Corporacion Alimentaria SA	294,272	888,348

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SPAIN — (Continued)
Tecnicas Reunidas SA	39,312	$2,073,604
#*Tecnocom Telecomunicaciones y Energia SA	146,125	620,052
Tubacex SA	427,191	1,764,905
Tubos Reunidos SA	416,951	1,276,044
Unipapel SA	47,385	716,100
#*Vertice Trescientos Sesenta Grados SA	57,183	30,426
Vidrala SA	64,706	1,759,675
Viscofan SA	183,430	4,794,518
#*Vocento SA	193,449	1,211,703
#*Zeltia SA	556,824	3,291,300

TOTAL SPAIN		90,276,392

SWEDEN — (5.7%)
#Aarhuskarlshamn AB	52,836	1,060,036
Acando AB	160,086	331,259
*Active Biotech AB	104,812	849,404
Addtech AB Series B	59,000	848,759
AF AB Series B	47,200	1,176,959
Aros Quality Group AB	41,400	282,812
Atrium Ljungberg AB Series B	15,200	136,549
*Avanza Bank Holding AB	5,406	116,638
Axfood AB	89,350	2,665,974
#Axis Communications AB	174,894	1,890,138
#B&B Tools AB	77,850	910,396
BE Group AB	38,662	221,565
Beiger Electronics AB	14,700	265,034
Beijer Alma AB	57,200	712,646
*Bergs Timber AB Series B	17,000	85,871
*Bilia AB Series A	113,425	922,410
*Billerud AB	326,600	1,809,416
BioGaia AB Series B	38,000	416,579
Biotage AB	141,240	126,581
*Biovitrum AB	23,757	197,288
Boliden AB	497,124	5,986,022
Bong Ljungdahl AB	24,800	78,301
*Boras Waefveri AB Series B	11,500	8,335
*Bure Equity AB	12,042	61,497
Cantena AB	56,762	708,612
Cardo AB	61,300	1,652,944
Castellum AB	408,700	3,804,158
#Clas Ohlson AB Series B	62,396	1,174,723
*Cloetta AB	55,296	242,613
Concordia Maritime AB Series B	70,300	173,275
Consilium AB Series B	16,994	67,429
#*D. Carnegie & Co. AB	181,000	454,270
*DORO AB	1,200	1,483
*Duni AB	8,394	59,013
*East Capital Explorer AB	4,981	45,440
#Elekta AB Series B	302,500	5,701,787
*Enea Data AB Series B	56,200	375,296
*Eniro AB	206,986	952,821
#Fabege AB	391,400	2,272,517
Fagerhult AB	16,800	307,219
G & L Beijer AB Series B	27,400	690,072
#*Gunnebo AB	106,800	509,277
Hakon Invest AB	68,557	1,143,433
#*Haldex AB	72,500	626,365
Heba Fastighets AB Series B	43,500	343,732
#Hexagon AB	146,005	1,909,079
*Hexpol AB	8,172	68,202
*HIQ International AB	123,289	435,460

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWEDEN — (Continued)
HL Display AB Series B	57,600	$259,779
Hoganas AB Series B	85,800	1,552,241
Holmen AB Series B	43,508	1,174,208
Industrial & Financial Systems AB Series B	50,260	454,702
#Intrum Justitia AB	180,322	2,222,000
*JM AB	267,473	3,972,895
KappAhl Holding AB	93,099	733,089
Klovern AB	294,976	932,311
#Kungsleden AB	412,300	2,870,958
Lagercrantz Group AB Series B	64,300	237,940
Lammhults Design Group AB	19,547	130,836
*LBI International AB	127,651	260,758
Lennart Wallenstam Byggnads AB Series B	120,400	1,969,959
#Lindab International AB	54,077	574,851
*Loomis AB	69,887	752,439
#*Lundin Petroleum AB	255,814	2,166,852
*Meda AB Series A	272,190	2,463,244
*Medivir AB Series B	44,650	434,450
Mekonomen AB	11,461	221,376
*Midelfart Sonesson AB Series B	4,160	4,324
#Modern Times Group AB Series B	106,141	4,603,164
*Munters AB	181,900	1,254,552
NCC AB Series B	216,320	3,268,004
*Net Insight AB Series B	924,000	662,163
New Wave Group AB Series B	79,101	275,722
NIBE Industrier AB	192,620	2,146,694
*Nobia AB	421,100	2,613,823
Nolato AB Series B	66,440	539,547
OEM International AB Series B	44,400	261,735
ORC Software AB	36,300	695,796
Oriflame Cosmetics SA SDR	8,264	457,671
*Pa Resources AB	357,209	1,383,536
*Partnertech AB	28,800	105,971
Peab AB Series B	425,900	2,668,549
Poolia AB Series B	33,150	157,353
*Pricer AB Series B	1,711,500	145,500
ProAct IT Group AB	29,000	285,222
#*Proffice AB	215,400	717,231
Profilgruppen AB	13,582	92,255
*Q-Med AB	154,800	937,723
Rederi AB Transatlantic Series B	93,000	305,464
*Rezidor Hotel Group AB	51,396	164,324
#*rnb Retail & Brands AB	208,325	203,500
#*SAS AB	1,938,372	1,176,279
*Scribona AB Series B	226,140	273,085
*Seco Tools AB	16,463	217,000
*Semcon AB	39,900	162,415
Sigma AB Series B	25,800	15,418
*Sintercast AB	11,800	88,749
Skanditek Industrifoervaltnings AB	1,000	2,768
Skistar AB	92,100	1,732,801
Studsvik AB	21,900	228,059
SWECO AB Series B	183,300	1,441,990
*Trelleborg AB Series B	878,565	5,337,131
Uniflex AB Series B	3,630	43,618
VBG AB Series B	1,084	12,428
Vitrolife AB	41,500	174,557
Wihlborgs Fastigheter AB	63,858	1,198,096

TOTAL SWEDEN		104,318,794

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWITZERLAND — (11.6%)
Acino Holding AG	8,398	$1,378,179
*Advanced Digital Broadcast Holdings SA	368	18,706
Affichage Holding SA	5,703	664,630
*AFG Arbonia-Forster Holding AG	4,661	99,478
Allreal Holding AG	26,513	3,203,717
*Also Holding AG	16,195	650,206
*Aryzta AG	265,691	10,429,578
*Ascom Holding AG	160,822	1,706,948
*Athis Holding AG	2,754	568,116
Bachem Holdings AG	24,136	1,659,246
Baloise-Holding AG	2,510	214,911
Bank Coop AG	30,796	2,152,843
*Bank Sarasin & Cie AG Series B	172,644	6,874,386
Banque Cantonale de Geneve SA	4,021	937,845
Banque Cantonale du Jura SA	4,500	267,050
Banque Cantonale Vaudoise	8,999	3,389,651
Banque Privee Edmond de Rothschild SA	157	4,165,873
Barry Callebaut AG	3,696	2,064,701
Basellandschaftliche Kantonalbank	583	566,721
*Basilea Pharmaceutica AG	2,629	217,440
Basler Kantonalbank AG	3,114	358,699
Belimo Holdings AG	1,830	1,869,457
Bell Holding AG	47	72,361
Bellevue Group AG	26,524	1,078,525
Berner Kantonalbank AG	23,122	5,216,367
*Bobst Group AG	35,619	1,318,058
Bossard Holding AG	8,222	471,665
Bucher Industries AG	31,723	3,332,904
Burckhardt Compression Holding AG	904	131,736
Calida Holding AG	396	119,682
Carlo Gavazzi Holding AG	1,065	149,831
Centralschweizerische Kraftwerke AG	96	33,501
*Cham Paper Holding AG	490	84,025
Charles Voegele Holding AG	28,617	1,128,581
*Clariant AG	756,817	7,235,446
#Compagnie Financiere Tradition SA	5,511	683,449
Conzzeta AG	1,375	2,368,668
*Cytos Biotechnology AG	2,412	31,680
Daetwyler Holding AG	26,077	1,283,891
Datacolor AG	458	137,609
Edipresse SA	1,527	386,554
#EFG International AG	45,259	753,744
Elektrizitaets-Gesellschaft Laufenberg AG	3,062	2,967,286
*ELMA Electronic AG	472	197,852
Emmi AG	13,244	1,559,798
EMS-Chemie Holding AG	26,147	2,905,137
Energiedienst Holding AG	71,249	3,890,894
Feintol International Holding AG	1,601	348,008
Flughafen Zuerich AG	13,056	3,800,739
Forbo Holding AG	5,817	1,643,697
Fuchs Petrolub AG	19,235	1,443,703
#Galenica Holding AG	15,281	5,265,334
GAM Holdings, Ltd.	18,237	222,493
George Fisher AG	10,991	2,890,104
Gurit Holding AG	1,288	710,655
Helvetia Holding AG	12,462	3,973,442
Hexagon AB	81,720	1,075,368
#Implenia AG	48,118	1,336,187
*Interroll-Holding SA	2,404	689,533
Intershop Holding AG	3,345	955,140
Kaba Holding AG	10,381	2,402,753

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Kardex AG	17,464	$579,425
Komax Holding AG	8,744	655,181
Kudelski SA	103,843	2,118,821
Kuoni Reisen Holding AG	12,443	4,217,808
Lem Holdings SA	3,546	1,018,748
#*lifeWatch AG	55,532	1,081,566
#*Logitech International SA	92,687	1,582,169
Luzerner Kantonalbank AG	17,409	4,462,195
Medisize Holding AG	12,876	658,457
Metall Zug AG	202	475,817
*Meyer Burger Technology AG	1,343	292,176
*Micronas Semiconductor Holding AG	37,365	132,688
Mobilezone Holding AG	112,258	862,279
Mobimo Holding AG	1,856	299,195
Nobel Biocare Holding AG	163,678	4,643,682
*Orascom Development Holding AG	442	34,482
Orell Fuessli Holding AG	4,930	706,075
#Panalpina Welttransport Holding AG	5,945	416,334
*Parco Industriale e Immobiliare SA	600	2,047
Partners Group Holdings AG	15,823	1,940,684
Petroplus Holdings AG	141,857	3,090,524
Phoenix Mecano AG	2,953	1,113,857
#PSP Swiss Property AG	141,111	7,918,508
*Rieters Holdings AG	15,236	3,411,538
Romande Energie Holding SA	2,714	5,386,990
*Schaffner Holding AG	1,830	292,950
Schulthess Group AG	14,148	818,772
Schweiter Technology AG	3,994	1,963,068
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,177,082
Siegfried Holding AG	8,312	841,556
Sika AG	4,203	5,698,044
Societa Elettrica Sopracenerina SA	2,340	524,571
St. Galler Kantonalbank AG	8,951	4,075,788
#Straumann Holding AG	8,595	2,074,619
Sulzer AG	45,310	3,527,868
Swiss Prime Site AG	163,073	8,976,492
Swisslog Holding AG	775,803	663,652
*Swissmetal Holding AG	13,504	144,390
Swissquote Group Holding SA	40,025	2,062,506
Tamedia AG	14,878	1,101,073
Tecan Group AG	38,976	2,388,131
#*Temenos Group AG	148,205	3,382,567
*Tornos SA	38,028	271,331
Valartis Group AG	560	17,174
#Valiant Holding AG	33,293	6,559,434
Valora Holding AG	10,995	2,621,486
Vaudoise Assurances Holdings SA	3,140	566,949
Verwaltungs und Privat-Bank AG	790	84,453
Villars Holding SA	150	80,344
Von Roll Holding AG	19,689	134,902
Vontobel Holdings AG	94,743	3,032,255
VZ Holding AG	266	20,484
Walliser Kantonalbank AG	1,416	770,078
WMH Walter Meier Holding AG	4,738	373,576
Ypsomed Holdings AG	2,419	153,311
Zehnder Holding AG	764	840,584
*Zueblin Immobilien Holding AG	76,620	339,447
Zuger Kantonalbank AG	613	2,511,481

TOTAL SWITZERLAND		212,946,445

TOTAL COMMON STOCKS		1,624,145,822

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	$1,565,574

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Deceuninck NV STRIP VVPR	247,412	1,092
*RealDolmen NV STRIP VVPR	6,067	268
*Zenitel NV STRIP VVPR	8,654	13

TOTAL BELGIUM		1,373

DENMARK — (0.0%)
#*NeuroSearch A.S. Rights 11/09/09	126,162	82,324

FINLAND — (0.0%)
#*Amer Sports Oyj Rights 10/19/09	75,000	232,888

FRANCE — (0.0%)
*Atari SA Warrants 12/31/09	77,833	1,031
*Cybergun SA Warrants Series B 07/15/10	1,136	17
*Groupe Focal SA Warrants 02/21/10	466	—
*Mr Bricolage SA Rights 11/04/09	23,846	35

TOTAL FRANCE		1,083

GERMANY — (0.0%)
*TUI AG Rights 11/11/09	242,621	37,491

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	167,960	8,898
*Tiscali SpA Warrants 12/15/14	5,347	—

TOTAL ITALY		8,898

NORWAY — (0.0%)
*Dockwise, Ltd. Rights 11/20/09	50,760	6,649

SPAIN — (0.0%)
*Pescanova SA Rights 10/22/09	12,256	426,564

TOTAL RIGHTS/WARRANTS		797,270

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $2,725,000 FNMA 6.50%, 06/25/39, valued at $2,932,781) to be repurchased at $2,888,046	$2,888	2,888,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund LP	200,182,842	200,182,842
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $4,949,334) to be repurchased at $4,852,316	$4,852	4,852,288

TOTAL SECURITIES LENDING COLLATERAL		205,035,130

TOTAL INVESTMENTS — (100.0%) (Cost $1,667,112,137)		$1,834,431,796

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value††
COMMON STOCKS — (84.0%)
Consumer Discretionary — (11.4%)
*AlarmForce Industries, Inc.	700	$3,571
Astral Media, Inc. Class A	186,347	5,517,821
#*Ballard Power Systems, Inc.	376,152	816,928
#*Coastal Contacts, Inc.	146,900	166,986
Cogeco Cable, Inc.	59,756	1,710,864
Corus Entertainment, Inc. Class B	278,300	4,575,534
Dorel Industries, Inc. Class B	107,500	2,884,086
easyhome, Ltd.	3,600	28,379
Forzani Group, Ltd. Class A	130,900	1,512,176
*Gildan Activewear, Inc.	246,010	4,333,395
*Glacier Media, Inc.	137,300	234,744
Glentel, Inc.	15,500	200,545
*Great Canadian Gaming Corp.	301,200	2,093,271
Groupe Aeroplan, Inc.	283,650	2,427,428
*Imax Corp.	22,897	236,366
#Le Chateau, Inc.	79,200	878,333
Leon’s Furniture, Ltd.	118,877	1,054,682
Linamar Corp.	179,780	2,508,829
*Martinrea International, Inc.	217,878	1,445,741
*MDC Partners, Inc. Class A	71,000	573,486
Quebecor, Inc. Class B	159,493	3,258,990
Reitmans Canada, Ltd.	193,400	2,920,527
*RONA, Inc.	426,885	5,842,768
#Torstar Corp. Class B	179,800	1,281,140
TVA Group, Inc. Class B	7,000	82,159
Uni-Select, Inc.	54,900	1,364,319
#*Westport Innovations, Inc.	133,401	1,319,154

Total Consumer Discretionary		49,272,222

Consumer Staples — (2.3%)
*Atrium Innovations, Inc.	102,400	1,334,356
Canada Bread Co., Ltd.	13,261	560,686
Corby Distilleries, Ltd.	51,708	738,310
*Cott Corp.	512,400	4,053,550
Jean Coutu Group (PJC), Inc. Class A (The)	11,600	94,554
#Maple Leaf Foods, Inc.	254,000	2,631,431
*SunOpta, Inc.	176,001	645,741
*Sun-Rype Products, Ltd.	100	874

Total Consumer Staples		10,059,502

Energy — (17.3%)
*Advantage Oil & Gas, Ltd.	140,589	878,316
Akita Drilling, Ltd.	42,000	373,014
*Anderson Energy, Ltd.	282,833	258,772
#*Antrim Energy, Inc.	487,500	581,188
#*Bankers Petroleum, Ltd.	685,432	3,002,586
#*Berens Energy, Ltd.	208,200	221,274
*Birchcliff Energy, Ltd.	336,400	2,275,725
*Breaker Energy, Ltd.	140,400	698,075
Calfrac Well Services, Ltd.	107,264	1,699,094
*Calvalley Petroleum, Inc.	302,339	578,385
*CE Franklin, Ltd.	20,400	122,545
*Celtic Exploration, Ltd.	122,600	2,209,417
#*Comaplex Minerals Corp.	78,800	455,155
*Compton Petroleum Corp.	352,300	358,144
*Connacher Oil & Gas, Ltd.	782,500	715,933
*Corridor Resources, Inc.	348,780	1,015,348
*Crew Energy, Inc.	250,936	2,298,208

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Energy — (Continued)
#*Daylight Resources Trust	176,978	$1,416,410
*Delphi Energy Corp.	263,700	375,304
#*Denison Mines Corp.	708,441	1,080,290
Ensign Energy Services, Inc.	83,300	1,194,784
*Fairborne Energy, Ltd.	262,300	1,078,726
*Flint Energy Services, Ltd.	139,000	1,509,403
*Galleon Energy, Inc. Class A	261,437	1,314,373
#*Iteration Energy, Ltd.	608,800	641,405
#*Ivanhoe Energy, Inc.	831,620	1,936,770
*Mega Uranium, Ltd.	635,600	428,805
#*MGM Energy Corp.	14,000	1,682
#*Midnight Oil Exploration, Ltd.	44,300	45,035
#Mullen Group, Ltd.	79,171	1,145,073
*Nuvista Energy, Ltd.	274,221	2,911,880
*Paramount Resources, Ltd. Class A	126,300	1,573,425
#Pason Systems, Inc.	222,900	2,338,076
#*PetroBakken Energy, Ltd.	185,863	5,362,638
#*Petrominerales, Ltd.	73,723	1,021,991
#Progress Energy Resources Corp.	333,082	4,260,297
Pulse Seismic, Inc.	156,524	166,353
#*Questerre Energy Corp.	649,400	1,434,375
Savanna Energy Services Corp.	249,213	1,655,969
ShawCor, Ltd.	209,500	5,452,169
#*Storm Exploration, Inc.	135,100	1,683,053
*Transglobe Energy Corp.	186,200	707,252
Trican Well Service, Ltd.	391,971	4,586,066
Trinidad Drilling, Ltd.	389,000	2,541,685
#*UEX Corp.	608,088	618,176
#*Uranium One, Inc.	1,819,900	5,163,433
*UTS Energy Corp.	549,843	1,036,625
#*Verenex Energy, Inc.	111,600	706,492
*Vero Energy, Inc.	127,000	460,090
*West Energy, Ltd.	245,800	581,533
*Xtreme Coil Drilling Corp.	86,700	392,616
ZCL Composite, Inc.	90,700	324,393

Total Energy		74,887,826

Financials — (6.5%)
AGF Management, Ltd. Class B	348,279	5,188,538
*Canaccord Capital, Inc.	204,300	2,144,862
Canadian Western Bank	226,200	4,469,439
Clairvest Group, Inc.	1,900	21,730
DundeeWealth, Inc.	114,120	1,322,550
EGI Financial Holdings, Inc.	14,650	142,161
Equitable Group, Inc.	47,000	894,783
*FirstService Corp.	80,500	1,434,351
Gluskin Shef & Associates, Inc.	40,000	700,522
*GMP Capital, Inc.	8,007	108,186
Home Capital Group, Inc.	113,700	3,835,359
Industrial Alliance Insurance & Financial Services, Inc.	72,394	1,858,607
Kingsway Financial Services, Inc.	212,900	808,668
Laurentian Bank of Canada	92,400	3,375,604
*Pacific and Western Credit Corp.	9,000	32,230
*Parkbridge Lifestyles Communities, Inc.	81,700	305,795
Quest Capital Corp.	725,001	716,927
Rentcash, Inc.	33,670	322,060
Sceptre Invesment Counsel, Ltd.	36,300	201,285
#Western Financial Group, Inc.	163,700	340,396

Total Financials		28,224,053

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Health Care — (4.2%)
*AEterna Zentaris, Inc.	124,800	$129,177
*Angiotech Pharmaceuticals, Inc.	61,300	79,879
#Biovail Corp.	304,150	4,103,868
*Burcon NutraScience Corp.	9,700	64,096
*Cangene Corp.	175,700	945,034
#*Cardiome Pharma Corp.	298,200	1,143,690
*Helix BioPharma Corp.	5,500	11,843
#*Labopharm, Inc.	282,600	438,767
*Logibec Group Informatique, Ltd.	2,600	43,251
*MDS, Inc.	464,108	3,671,517
*Noveko International, Inc.	5,400	12,476
*Nuvo Research, Inc.	223,500	66,097
#*Oncolytics Biotech, Inc.	84,200	271,575
*Paladin Labs, Inc.	45,700	779,229
*ProMetic Life Sciences, Inc.	861,300	151,238
*QLT, Inc.	212,100	715,461
#*Resverlogix Corp.	86,200	192,786
*SXC Health Solutions Corp.	84,161	3,864,849
#*Theratechnologies, Inc.	288,200	745,770
*Transition Therapeutics, Inc.	74,633	534,546

Total Health Care		17,965,149

Industrials — (6.7%)
Aecon Group, Inc.	204,400	2,117,577
AG Growth International, Inc.	2,100	61,833
#*Alexco Resource Corp.	95,500	234,767
*ATS Automation Tooling System, Inc.	304,017	1,756,024
CAE, Inc.	155,195	1,209,088
*Churchill Corp. (The)	66,413	971,598
#*Clarke, Inc.	99,356	299,340
*Electrovaya, Inc.	2,000	1,479
Exco Technologies, Ltd.	9,700	15,688
*Garda World Security Corp. Class A	16,300	141,752
*Heroux-Devtek, Inc.	85,400	396,200
*Hydrogenics Corp.	361,330	173,644
IESI-BFC, Ltd.	145,431	1,868,205
#*Intermap Technologies, Ltd.	113,894	263,144
Marsulex, Inc.	48,300	453,071
Richelieu Hardware, Ltd.	51,300	960,053
#Russel Metals, Inc.	229,900	3,359,104
*Stantec, Inc.	156,600	3,784,566
Student Transportation of America, Ltd.	32,114	130,587
#Superior Plus Corp.	164,325	1,869,452
#Toromont Industries, Ltd.	214,900	4,917,447
Transat A.T., Inc. Class A	2,400	31,784
Transcontinental, Inc. Class A	256,564	3,080,048
TransForce, Inc.	34,212	233,023
#*Vector Aerospace Corp.	83,205	469,833
*WaterFurnace Renewable Energy, Inc.	1,300	29,819

Total Industrials		28,829,126

Information Technology — (5.4%)
*Aastra Technologies, Ltd.	2,300	66,425
*Absolute Software Corp.	159,900	755,131
*AXIA NetMedia Corp.	182,767	234,782
Calian Technologies, Ltd.	9,800	158,495
*Celestica, Inc.	797,607	6,575,162
*COM DEV International, Ltd.	235,300	667,595
Computer Modelling Group, Ltd.	42,400	609,717
Constellation Software, Inc.	20,100	664,087
Dalsa Corp.	59,800	387,411

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Descartes Systems Group, Ltd. (The)	142,300	$737,769
Enghouse Systems, Ltd.	27,550	173,134
Evertz Technologies, Ltd.	116,100	1,565,454
*Exfo Electro-Optical Engineering, Inc.	21,451	78,306
Gennum Corp.	111,700	437,695
*Hemisphere GPS, Inc.	197,900	173,749
*KAB Distribution, Inc.	298,515	538
#*MacDonald Dettweiler & Associates, Ltd.	129,900	4,429,842
*March Networks Corp.	29	103
#Matrikon, Inc.	72,400	184,003
*Miranda Technologies, Inc.	84,301	441,742
MKS, Inc.	11,060	93,525
Mosaid Technologies, Inc.	35,600	541,213
*Open Text Corp.	46,790	1,746,977
*Points International, Ltd.	355,081	108,291
*Sandvine Corp.	128,500	149,633
*Sierra Wireless, Inc.	127,100	1,142,907
*Vecima Network, Inc.	39,308	198,711
#*Webtech Wireless, Inc.	279,500	258,306
Wi-LAN, Inc.	320,200	645,105
*Zarlink Semiconductor, Inc.	117,500	83,614

Total Information Technology		23,309,422

Materials — (29.5%)
*Alamos Gold, Inc.	347,100	2,771,539
*Almaden Minerals, Ltd.	108,300	73,064
*Altius Minerals Corp.	112,600	704,498
*Anatolia Minerals Development, Ltd.	10,400	20,568
#*Anvil Mining, Ltd.	214,740	597,354
#*Aquiline Resources, Inc.	224,900	1,220,057
*Athabasca Potash, Inc.	3,750	20,447
*Atna Resource, Ltd.	126,947	87,991
*Augusta Resource Corp.	268,174	674,122
*Aura Minerals, Inc.	31,000	90,245
*Aurizon Mines, Ltd.	561,000	2,410,841
*Avalon Rare Metals, Inc.	13,900	32,243
Canam Group, Inc. Class A	158,700	1,013,462
*Canfor Corp.	330,690	1,848,967
*Capstone Mining Corp.	308,865	833,497
*Cardero Resource Corp.	185,860	212,991
Cascades, Inc.	235,076	1,520,754
*Catalyst Paper Corp.	1,675,887	410,434
CCL Industries, Inc. Class B	95,640	1,985,190
#*Centerra Gold, Inc.	71,791	550,682
*Chariot Resouces, Ltd.	34,500	9,565
*Claude Resources, Inc.	1,133,600	806,684
*Consolidated Thompson Iron Mines, Ltd.	343,016	1,585,028
#*Crystallex International Corp.	1,355,025	300,546
#*Detour Gold Corp.	63,241	780,248
*Dundee Precious Metals, Inc.	223,854	746,835
*Eastern Platinum, Ltd.	2,320,390	1,543,996
#*Eastmain Resources, Inc.	231,714	278,387
#*ECU Silver Mining, Inc.	108,050	71,897
#*Endeavour Silver Corp.	147,700	395,850
#*Entree Gold, Inc.	261,600	635,838
#*Equinox Minerals, Ltd.	1,678,290	5,645,742
*Etruscan Resources, Inc.	333,375	152,507
#*Euro Goldfields, Ltd.	521,060	2,937,448
#*Far West Mining, Ltd.	153,396	440,887
*Farallon Mining, Ltd.	987,400	428,888
#*First Majestic Silver Corp.	18,500	53,685

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
*First Nickel, Inc.	300	$30
*First Uranium Corp.	51,430	128,331
*FNX Mining Co., Inc.	182,850	1,701,677
#*Forsys Metals Corp.	199,402	689,214
*Fronteer Development Group, Inc.	325,800	1,240,512
*Gammon Gold, Inc.	219,740	1,785,051
*Globestar Mining Corp.	296,306	243,715
#*Golden Star Resources, Ltd.	855,400	2,664,108
*Grande Cache Coal Corp.	245,800	847,312
#*Great Basin Gold, Ltd.	860,590	1,264,579
#*Greystar Resources, Ltd.	34,500	146,666
#*Guyana Goldfields, Inc.	187,452	968,400
*Hanfeng Evergreen, Inc.	142,791	785,182
#Harry Winston Diamond Corp.	219,100	1,796,051
*HudBay Minerals, Inc.	477,851	6,187,045
#*Imperial Metals Corp.	69,090	359,481
*Inter-Citic Minerals, Inc.	26,125	19,074
*International Forest Products, Ltd. Series A	166,200	460,792
International Royalty Corp.	280,680	1,063,526
*Intertape Polymer Group, Inc.	117,000	203,281
#*Jaguar Mining, Inc.	74,850	626,027
#*Jinshan Gold Mines, Inc.	490,000	797,006
*Katanga Mining, Ltd.	7,000	4,723
*Keegan Resources, Inc.	13,000	61,032
*Kimber Resources, Inc.	21,200	12,735
*Kirkland Lake Gold, Inc.	187,280	1,453,863
*La Mancha Resources, Inc.	64,250	100,943
#*Lake Shore Gold Corp.	474,700	1,500,369
#*Laramide Resources, Ltd.	241,000	285,088
*Linear Gold Corp.	3,600	6,721
*Lundin Mining Corp.	1,147,100	4,611,511
*MAG Silver Corp.	7,300	38,387
Major Drilling Group International, Inc.	101,500	2,024,278
#*MDN, Inc.	242,980	130,242
*Mercator Minerals, Ltd.	31,605	71,269
Methanex Corp.	359,200	6,194,420
#*Migao Corp.	160,400	999,118
*Minco Base Metals Corp.	2,780	—
*Minera Andes, Inc.	107,500	63,583
*Neo Material Technologies, Inc.	384,000	1,224,343
#*New Gold, Inc.	725,960	2,629,974
Norbord, Inc.	30,920	425,488
*Norsemont Mining, Inc.	16,500	32,023
#*North American Palladium, Ltd.	199,710	479,872
*Northern Dynasty Minerals, Ltd.	13,400	87,926
*Northgate Minerals Corp.	937,300	2,399,446
#*NovaGold Resources, Inc.	282,049	1,206,864
*Orvana Minerals Corp.	118,300	92,930
#*Osisko Mining Corp.	522,931	3,527,930
*Pan Amer Silver Corp.	213,700	4,520,672
*Peregrine Diamonds, Ltd.	15,300	33,229
*Petaquilla Minerals, Ltd.	257,380	64,223
#*Platinum Group Metals, Ltd.	189,187	293,733
*Polaris Miner Corp.	16,700	27,626
#*PolyMet Mining Corp.	423,377	1,111,215
*Potash One, Inc.	37,400	86,410
#*Quadra Mining, Ltd.	253,150	3,528,027
#*Queenston Mining, Inc.	169,669	870,258
*Richmont Mines, Inc.	24,000	64,988
#*Rubicon Minerals Corp.	462,115	1,862,041
Samuel Manu-Tech, Inc.	20,400	82,388

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
*Seabridge Gold, Inc.	38,186	$767,567
*SEMAFO, Inc.	689,365	2,089,661
Sherritt International Corp.	641,601	4,115,069
#*Shore Gold, Inc.	837,013	696,189
*Silver Standard Resources, Inc.	229,462	4,300,623
#Silvercorp Metals, Inc.	482,000	2,490,070
*St. Andrew Goldfields, Ltd.	11,500	5,314
*Starfield Resources, Inc.	953,115	92,488
Stella-Jones, Inc.	29,600	590,878
*Tahera Diamond Corp.	235,400	1,088
#*Tanzanian Royalty Exploration Corp.	316,139	914,482
*Taseko Mines, Ltd.	649,000	1,757,377
#*Thompson Creek Metals Co., Inc.	474,700	4,795,038
#*Timminco, Ltd.	194,700	331,083
*Virginia Mines, Inc.	29,800	139,629
Wesdome Gold Mines, Ltd.	99,000	185,731
#West Fraser Timber Co., Ltd.	123,716	2,984,139
*West Timmins Mining, Inc.	269,700	623,123
*Western Coal Corp.	124,100	321,131
Winpak, Ltd.	63,110	445,016

Total Materials		127,725,621

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	40,000	1,161,129
*Wireless Matrix Corp.	127,500	110,762

Total Telecommunication Services		1,271,891

Utilities — (0.4%)
*Boralex, Inc. Class A	81,274	668,489
Emera, Inc.	19,090	388,663
*MAXIM Power Corp.	89,500	288,670
Pacific Northern Gas, Ltd.	4,000	68,832
#*Plutonic Power Corp.	66,800	188,291

Total Utilities		1,602,945

TOTAL COMMON STOCKS		363,147,757

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,075,000 FHLMC 4.50%, 05/01/23, valued at $912,187) to be repurchased at $896,014	$896	896,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.8%)
§@DFA Short Term Investment Fund LP	62,142,299	62,142,299
@Repurchase Agreement, Deutsche Bank Securities 0.05%, 11/02/09 (Collateralized by $5,049,431 U.S. Treasury Note 0.875%, 01/31/11, valued at $5,028,666) to be repurchased at $4,979,736	$4,980	4,979,715

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $1,434,975) to be repurchased at $1,406,846	$1,407	$1,406,838

TOTAL SECURITIES LENDING COLLATERAL		68,528,852

TOTAL INVESTMENTS — (100.0%) (Cost $558,452,607)		$432,572,609

See accompanying Notes to Financial Statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 9, 2010

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 9, 2010